UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, General Counsel, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2017 are attached.

Transamerica Series Trust

Quarterly Schedules of Investments

March 31, 2017

Transamerica AB Dynamic Allocation VP

Transamerica Aegon Government Money Market VP

Transamerica Aegon High Yield Bond VP

Transamerica Aegon U.S. Government Securities VP

Transamerica American Funds Managed Risk VP

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Barrow Hanley Dividend Focused VP

Transamerica BlackRock Equity Smart Beta 100 VP

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

Transamerica BlackRock Global Allocation VP

Transamerica BlackRock Smart Beta 50 VP

Transamerica BlackRock Smart Beta 75 VP

Transamerica BlackRock Tactical Allocation VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica International Moderate Growth VP

Transamerica Janus Balanced VP

Transamerica Janus Mid-Cap Growth VP

Transamerica Jennison Growth VP

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan Mid Cap Value VP

Transamerica JPMorgan Tactical Allocation VP

Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

Transamerica Madison Balanced Allocation VP

Transamerica Madison Conservative Allocation VP

Transamerica Madison Diversified Income VP

Transamerica Managed Risk – Balanced ETF VP

Transamerica Managed Risk – Conservative ETF VP

Transamerica Managed Risk – Growth ETF VP

Transamerica Market Participation Strategy VP

Transamerica MFS International Equity VP

Transamerica Morgan Stanley Capital Growth VP

Transamerica Multi-Managed Balanced VP

Transamerica Multi-Manager Alternative Strategies VP

Transamerica PIMCO Tactical – Balanced VP

Transamerica PIMCO Tactical – Conservative VP

Transamerica PIMCO Tactical – Growth VP

Transamerica PIMCO Total Return VP

Transamerica PineBridge Inflation Opportunities VP

Transamerica ProFund UltraBear VP

Transamerica QS Investors Active Asset Allocation – Conservative VP

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

Transamerica QS Investors Active Asset Allocation – Moderate VP

Transamerica Small/Mid Cap Value VP

Transamerica T. Rowe Price Small Cap VP

Transamerica Torray Concentrated Growth VP

Transamerica TS&W International Equity VP

Transamerica WMC US Growth II VP

Transamerica WMC US Growth VP

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 43.2%
Aerospace & Defense - 0.7%
Airbus SE	2,514	$ 191,303
Arconic, Inc.	4,133	108,863
BAE Systems PLC	10,735	86,416
Boeing Co.	3,100	548,266
Bombardier, Inc., Class B (A)	5,300	8,130
Elbit Systems, Ltd.	100	11,438
General Dynamics Corp.	1,300	243,360
Leonardo SpA (A)	2,100	29,773
Lockheed Martin Corp.	1,200	321,120
Northrop Grumman Corp.	1,000	237,840
Raytheon Co.	1,400	213,500
Rockwell Collins, Inc.	700	68,012
Rolls-Royce Holdings PLC (A)	6,828	64,503
Safran SA	1,448	108,177
Singapore Technologies Engineering, Ltd.	4,000	10,666
Textron, Inc.	400	19,036
Thales SA	600	58,030
United Technologies Corp.	3,700	415,177
Zodiac Aerospace	500	12,508

		2,756,118

Air Freight & Logistics - 0.2%
Bollore SA	8,800	34,115
CH Robinson Worldwide, Inc.	600	46,374
Deutsche Post AG	3,560	121,929
Expeditors International of Washington, Inc.	900	50,841
FedEx Corp.	1,300	253,695
United Parcel Service, Inc., Class B	2,600	278,980
Yamato Holdings Co., Ltd. (B)	1,600	33,522

		819,456

Airlines - 0.2%
American Airlines Group, Inc.	1,600	67,680
ANA Holdings, Inc.	15,000	45,783
Cathay Pacific Airways, Ltd. (B)	19,000	27,578
Delta Air Lines, Inc.	3,400	156,264
easyJet PLC (B)	2,300	29,566
International Consolidated Airlines Group SA	4,800	31,748
Japan Airlines Co., Ltd.	1,000	31,672
Ryanair Holdings PLC, ADR (A)	70	5,808
Singapore Airlines, Ltd.	2,000	14,397
Southwest Airlines Co.	3,468	186,440
United Continental Holdings, Inc. (A)	2,000	141,280

		738,216

Auto Components - 0.3%
Aisin Seiki Co., Ltd.	900	44,220
Autoliv, Inc.	300	30,678
BorgWarner, Inc.	1,000	41,790
Bridgestone Corp.	2,800	113,252
Cie Generale des Etablissements Michelin, Class B	701	85,140
Continental AG	385	84,403
Delphi Automotive PLC, Class A	1,700	136,833
Denso Corp.	2,100	92,371
Koito Manufacturing Co., Ltd.	1,000	52,008
Magna International, Inc., Class A	2,200	94,942
NGK Spark Plug Co., Ltd.	1,000	22,851
NOK Corp. (B)	600	13,926
Nokian Renkaat OYJ	750	31,316
Sumitomo Electric Industries, Ltd.	2,700	44,770
Sumitomo Rubber Industries, Ltd.	900	15,335

	Shares	Value
COMMON STOCKS (continued)
Auto Components (continued)
Toyoda Gosei Co., Ltd.	800	$ 20,343
Toyota Industries Corp.	500	24,836
Valeo SA	1,200	79,920

		1,028,934

Automobiles - 0.7%
Bayerische Motoren Werke AG (B)	1,182	107,824
Daimler AG	4,103	302,894
Ferrari NV	292	21,728
Fiat Chrysler Automobiles NV (A)	6,026	65,892
Ford Motor Co.	12,800	148,992
Fuji Heavy Industries, Ltd. (B)	3,000	110,024
General Motors Co.	5,963	210,852
Harley-Davidson, Inc.	700	42,350
Honda Motor Co., Ltd.	7,500	225,748
Isuzu Motors, Ltd.	2,500	33,066
Mazda Motor Corp.	2,200	31,677
Mitsubishi Motors Corp. (B)	3,400	20,431
Nissan Motor Co., Ltd. (B)	10,500	101,246
Peugeot SA (A)	2,690	54,165
Renault SA	805	69,930
Suzuki Motor Corp.	1,300	53,971
Tesla, Inc. (A) (B)	1,058	294,441
Toyota Motor Corp.	12,500	678,389
Volkswagen AG	614	91,473
Yamaha Motor Co., Ltd.	1,000	24,082

		2,689,175

Banks - 3.9%
Aozora Bank, Ltd.	5,000	18,414
Australia & New Zealand Banking Group, Ltd.	12,841	312,171
Banco Bilbao Vizcaya Argentaria SA	27,863	216,095
Banco de Sabadell SA	10,072	18,460
Banco Espirito Santo SA (A) (C) (D) (E)	8,203	—	(F)
Banco Popular Espanol SA (A) (B)	10,763	10,449
Banco Santander SA, Class A	63,332	388,147
Bank Hapoalim BM	1,671	10,183
Bank Leumi Le-Israel BM (A)	6,697	29,566
Bank of America Corp.	45,600	1,075,704
Bank of East Asia, Ltd. (B)	8,000	33,095
Bank of Ireland (A)	139,800	35,048
Bank of Kyoto, Ltd. (B)	4,000	29,139
Bank of Montreal	2,699	201,595
Bank of Nova Scotia (B)	5,200	304,215
Bankia SA (B)	48,100	54,700
Barclays PLC	64,908	183,059
BB&T Corp.	5,300	236,910
BNP Paribas SA	5,245	349,319
BOC Hong Kong Holdings, Ltd.	13,500	55,153
CaixaBank SA	22,838	98,161
Canadian Imperial Bank of Commerce, Class B	1,800	155,210
Chiba Bank, Ltd. (B)	5,000	32,112
Chugoku Bank, Ltd. (B)	1,500	21,827
CIT Group, Inc.	1,000	42,930
Citigroup, Inc.	12,911	772,336
Citizens Financial Group, Inc.	2,600	89,830
Commerzbank AG	5,282	47,772
Commonwealth Bank of Australia	8,040	527,707
Concordia Financial Group, Ltd.	6,900	31,943
Credit Agricole SA	4,350	58,935
Danske Bank A/S, Class R	3,242	110,413

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
DBS Group Holdings, Ltd.	8,000	$ 110,948
DNB ASA	4,574	72,502
Erste Group Bank AG	1,234	40,184
Fifth Third Bancorp	8,200	208,280
Fukuoka Financial Group, Inc., Class A (B)	3,000	12,988
Hachijuni Bank, Ltd. (B)	2,000	11,300
Hang Seng Bank, Ltd.	2,800	56,782
HSBC Holdings PLC	89,383	728,930
ING Groep NV	16,960	256,377
Intesa Sanpaolo SpA	58,880	159,922
Japan Post Bank Co., Ltd. (B)	3,800	47,137
JPMorgan Chase & Co.	16,100	1,414,224
KBC Group NV	1,053	69,860
KeyCorp	4,700	83,566
Lloyds Banking Group PLC	249,033	206,927
M&T Bank Corp.	1,000	154,730
Mebuki Financial Group, Inc.	3,500	13,990
Mediobanca SpA	1,088	9,808
Mitsubishi UFJ Financial Group, Inc.	59,500	373,953
Mizrahi Tefahot Bank, Ltd.	1,100	18,645
Mizuho Financial Group, Inc.	105,000	192,401
National Australia Bank, Ltd., Class N	11,557	294,377
National Bank of Canada	1,400	58,786
Natixis SA, Class A	7,161	44,125
Nordea Bank AB	13,099	149,546
Oversea-Chinese Banking Corp., Ltd.	14,000	97,280
PNC Financial Services Group, Inc.	1,900	228,456
Raiffeisen Bank International AG (A)	832	18,777
Regions Financial Corp.	5,500	79,915
Resona Holdings, Inc.	8,000	42,964
Royal Bank of Canada	6,600	480,862
Royal Bank of Scotland Group PLC (A)	25,443	77,175
Seven Bank, Ltd. (B)	5,320	17,394
Shinsei Bank, Ltd., Class A (B)	10,000	18,414
Shizuoka Bank, Ltd. (B)	2,000	16,276
Skandinaviska Enskilda Banken AB, Class A (B)	5,953	66,236
Societe Generale SA	3,782	191,847
Standard Chartered PLC (A)	14,639	139,943
Sumitomo Mitsui Financial Group, Inc.	6,200	225,267
Sumitomo Mitsui Trust Holdings, Inc.	1,400	48,540
SunTrust Banks, Inc.	4,600	254,380
Svenska Handelsbanken AB, A Shares (B)	6,612	90,687
Swedbank AB, Class A (B)	3,890	90,123
Toronto-Dominion Bank	8,400	420,742
UniCredit SpA	6,630	102,203
United Overseas Bank, Ltd.	6,000	94,835
US Bancorp	6,900	355,350
Wells Fargo & Co.	21,400	1,191,124
Westpac Banking Corp.	14,817	396,886

		15,086,562

Beverages - 0.9%
Anheuser-Busch InBev SA	3,575	392,441
Asahi Group Holdings, Ltd.	1,400	52,917
Brown-Forman Corp., Class B	1,200	55,416
Carlsberg A/S, Class B	449	41,464
Coca-Cola Amatil, Ltd.	2,030	16,781
Coca-Cola Co.	18,900	802,116
Coca-Cola European Partners PLC	2,500	93,478
Coca-Cola HBC AG (A)	2,980	76,950
Constellation Brands, Inc., Class A	600	97,242
Diageo PLC	10,637	304,325
Dr Pepper Snapple Group, Inc.	1,200	117,504
Heineken Holding NV, Class A	788	62,686

	Shares	Value
COMMON STOCKS (continued)
Beverages (continued)
Heineken NV	712	$ 60,613
Kirin Holdings Co., Ltd.	3,200	60,376
Molson Coors Brewing Co., Class B	900	86,139
Monster Beverage Corp. (A)	4,500	207,765
PepsiCo, Inc.	6,600	738,276
Pernod Ricard SA	783	92,635
Remy Cointreau SA	600	58,740
Suntory Beverage & Food, Ltd.	900	37,914
Treasury Wine Estates, Ltd.	5,952	55,614

		3,511,392

Biotechnology - 0.9%
AbbVie, Inc., Class G	6,700	436,572
Alexion Pharmaceuticals, Inc. (A)	808	97,962
Alkermes PLC (A)	643	37,615
Amgen, Inc.	3,333	546,845
Biogen, Inc. (A)	1,000	273,420
BioMarin Pharmaceutical, Inc. (A)	1,100	96,558
Celgene Corp. (A)	3,800	472,834
CSL, Ltd.	1,863	178,386
Genmab A/S (A)	200	38,517
Gilead Sciences, Inc.	6,500	441,480
Grifols SA	1,788	43,852
Incyte Corp. (A)	1,300	173,771
Regeneron Pharmaceuticals, Inc., Class A (A)	400	155,004
Shire PLC	5,391	314,822
Vertex Pharmaceuticals, Inc. (A)	2,200	240,570

		3,548,208

Building Products - 0.2%
Asahi Glass Co., Ltd.	4,400	35,649
Assa Abloy AB, B Shares	4,407	90,642
Cie de Saint-Gobain	1,980	101,674
Daikin Industries, Ltd.	1,000	100,467
Geberit AG	200	86,217
Johnson Controls International PLC	4,300	181,116
LIXIL Group Corp.	1,400	35,525
TOTO, Ltd. (B)	1,500	56,656

		687,946

Capital Markets - 1.3%
3i Group PLC	5,900	55,404
Aberdeen Asset Management PLC	13,100	43,445
Ameriprise Financial, Inc.	1,000	129,680
ASX, Ltd.	1,449	55,883
Bank of New York Mellon Corp.	5,000	236,150
BlackRock, Inc., Class A	500	191,755
Brookfield Asset Management, Inc., Class A	3,800	138,444
Charles Schwab Corp.	8,600	350,966
CI Financial Corp. (B)	2,400	47,699
CME Group, Inc., Class A	1,670	198,396
Credit Suisse Group AG (A)	6,116	90,978
Daiwa Securities Group, Inc. (B)	7,000	42,624
Deutsche Bank AG (A)	5,484	94,483
Deutsche Boerse AG	586	53,875
Franklin Resources, Inc.	3,400	143,276
Goldman Sachs Group, Inc.	1,700	390,524
Hargreaves Lansdown PLC	5,300	86,391
Hong Kong Exchanges & Clearing, Ltd.	5,200	130,878
IGM Financial, Inc., Class B (B)	1,800	53,681
Intercontinental Exchange, Inc.	3,200	191,584
Invesco, Ltd.	1,500	45,945
Japan Exchange Group, Inc. (B)	2,400	34,169
Julius Baer Group, Ltd. (A)	1,158	57,805
London Stock Exchange Group PLC	1,500	59,594

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Macquarie Group, Ltd.	1,200	$ 82,695
Moody’s Corp.	1,000	112,040
Morgan Stanley	6,300	269,892
Nomura Holdings, Inc.	15,400	95,709
Northern Trust Corp.	2,500	216,450
Partners Group Holding AG	200	107,522
S&P Global, Inc.	2,300	300,702
Schroders PLC, Series R	1,300	49,352
Singapore Exchange, Ltd.	4,000	22,018
State Street Corp.	1,900	151,259
T. Rowe Price Group, Inc.	1,500	102,225
TD Ameritrade Holding Corp.	2,000	77,720
Thomson Reuters Corp., Class B	1,600	69,193
UBS Group AG	16,124	258,042

		4,838,448

Chemicals - 1.2%
Agrium, Inc. (B)	400	38,176
Air Liquide SA, Class A	1,595	182,236
Air Products & Chemicals, Inc.	1,600	216,464
Air Water, Inc. (B)	2,000	36,863
Akzo Nobel NV	1,323	109,706
Arkema SA	220	21,705
Asahi Kasei Corp.	5,000	48,504
BASF SE, Class R	3,931	389,668
Celanese Corp., Series A	800	71,880
CF Industries Holdings, Inc., Class B	1,000	29,350
Chr Hansen Holding A/S	500	32,093
Covestro AG (G)	600	46,188
Dow Chemical Co.	4,300	273,222
E.I. du Pont de Nemours & Co.	3,400	273,122
Eastman Chemical Co.	600	48,480
Ecolab, Inc.	2,100	263,214
EMS-Chemie Holding AG	200	116,508
Evonik Industries AG	1,400	45,649
FMC Corp., Class A	600	41,754
Frutarom Industries, Ltd.	200	11,178
Givaudan SA	57	102,659
Hitachi Chemical Co., Ltd.	700	19,366
Incitec Pivot, Ltd.	7,463	21,439
Israel Chemicals, Ltd.	3,656	15,505
Johnson Matthey PLC	1,133	43,722
JSR Corp. (B)	600	10,116
K+S AG (B)	602	13,994
Kansai Paint Co., Ltd. (B)	1,300	27,593
Koninklijke DSM NV	1,052	71,163
Kuraray Co., Ltd. (B)	2,000	30,324
LANXESS AG	1,000	67,091
Linde AG	812	135,220
LyondellBasell Industries NV, Class A	2,726	248,584
Mitsubishi Chemical Holdings Corp. (B)	6,000	46,424
Mitsubishi Gas Chemical Co., Inc.	1,000	20,767
Mitsui Chemicals, Inc.	4,000	19,761
Monsanto Co.	1,900	215,080
Mosaic Co.	2,000	58,360
Nippon Paint Holdings Co., Ltd.	1,000	34,806
Nissan Chemical Industries, Ltd.	1,000	29,103
Nitto Denko Corp.	700	54,086
Novozymes A/S, Class B	1,430	56,678
Orica, Ltd.	841	11,308
Potash Corp. of Saskatchewan, Inc. (B)	3,700	63,213
PPG Industries, Inc.	800	84,064

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Praxair, Inc.	1,100	$ 130,460
Sherwin-Williams Co.	600	186,114
Shin-Etsu Chemical Co., Ltd.	1,700	147,263
Solvay SA, Class A	297	36,294
Sumitomo Chemical Co., Ltd.	5,000	27,935
Syngenta AG	359	158,452
Taiyo Nippon Sanso Corp. (B)	3,000	35,085
Teijin, Ltd.	800	15,083
Toray Industries, Inc. (B)	5,000	44,328
Umicore SA	293	16,691
Yara International ASA	701	26,991

		4,621,082

Commercial Services & Supplies - 0.2%
Brambles, Ltd.	7,148	51,061
Dai Nippon Printing Co., Ltd.	3,000	32,336
Edenred	711	16,801
G4S PLC	15,300	58,332
Republic Services, Inc., Class A	1,400	87,934
Secom Co., Ltd.	800	57,264
Securitas AB, Class B	2,900	45,309
Societe BIC SA	200	24,921
Sohgo Security Services Co., Ltd. (B)	600	22,393
Stericycle, Inc. (A)	600	49,734
Toppan Printing Co., Ltd.	2,000	20,390
Waste Management, Inc.	3,300	240,636

		707,111

Communications Equipment - 0.3%
Cisco Systems, Inc.	22,700	767,260
F5 Networks, Inc., Class B (A)	500	71,285
Juniper Networks, Inc.	1,800	50,094
Motorola Solutions, Inc.	2,213	190,805
Nokia OYJ	24,559	131,784
Telefonaktiebolaget LM Ericsson, B Shares (B)	12,776	85,262

		1,296,490

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	855	29,092
Bouygues SA, Class A	792	32,237
CIMIC Group, Ltd.	3,687	101,210
Ferrovial SA	2,900	58,038
Fluor Corp.	600	31,572
HOCHTIEF AG	300	49,590
JGC Corp. (B)	1,300	22,595
Kajima Corp.	4,900	31,954
Obayashi Corp.	6,000	56,104
Shimizu Corp.	5,000	44,822
Skanska AB, Class B	2,057	48,437
SNC-Lavalin Group, Inc.	1,300	51,009
Taisei Corp.	5,200	37,880
Vinci SA	2,296	181,988

		776,528

Construction Materials - 0.1%
Boral, Ltd.	3,696	16,491
CRH PLC	4,121	145,385
Fletcher Building, Ltd.	3,130	18,255
HeidelbergCement AG	650	60,854
Imerys SA	600	50,931
James Hardie Industries PLC, CDI	4,700	73,863
LafargeHolcim, Ltd. (A)	1,394	82,389
Taiheiyo Cement Corp.	8,000	26,731

		474,899

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 0.2%
Acom Co., Ltd. (A) (B)	7,500	$ 29,979
AEON Financial Service Co., Ltd. (B)	1,000	18,836
American Express Co.	3,800	300,618
Capital One Financial Corp.	2,500	216,650
Credit Saison Co., Ltd. (B)	600	10,703
Discover Financial Services	1,300	88,907
Navient Corp.	2,600	38,376
Synchrony Financial	4,543	155,825

		859,894

Containers & Packaging - 0.1%
Amcor, Ltd.	3,510	40,385
Ball Corp.	600	44,556
CCL Industries, Inc., Class B	200	43,635
International Paper Co.	3,700	187,886
Toyo Seikan Group Holdings, Ltd.	1,600	25,984
WestRock Co.	1,400	72,842

		415,288

Distributors - 0.0% (H)
Genuine Parts Co.	600	55,446
Jardine Cycle & Carriage, Ltd.	180	5,644

		61,090

Diversified Consumer Services - 0.0% (H)
Benesse Holdings, Inc. (B)	300	9,378

Diversified Financial Services - 0.4%
AMP, Ltd.	21,333	84,426
Berkshire Hathaway, Inc., Class B (A)	5,600	933,408
Challenger, Ltd.	4,200	40,270
Eurazeo SA	971	63,944
EXOR NV	1,400	72,406
First Pacific Co., Ltd.	46,000	33,384
Groupe Bruxelles Lambert SA	429	38,947
Industrivarden AB, Class C	2,000	43,323
Investor AB, Class B	1,891	79,602
Kinnevik AB, B Shares	999	26,645
L E Lundbergforetagen AB, B Shares	500	33,898
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,120	30,509
Onex Corp.	400	28,710
ORIX Corp.	5,460	80,799
Wendel SA	400	50,694

		1,640,965

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	29,530	1,226,971
BCE, Inc.	1,149	50,873
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	22,338
BT Group PLC, Class A	33,088	131,913
CenturyLink, Inc.	3,249	76,579
Deutsche Telekom AG	14,611	256,017
Elisa OYJ	564	19,946
HKT Trust & HKT, Ltd.	14,000	18,123
Iliad SA	123	27,509
Inmarsat PLC	4,216	44,925
Koninklijke KPN NV	27,789	83,689
Nippon Telegraph & Telephone Corp.	3,600	153,662
Orange SA	8,100	125,857
PCCW, Ltd.	36,000	21,216
Proximus SADP	842	26,422
SFR Group SA (A)	1,400	44,044
Singapore Telecommunications, Ltd.	38,000	106,487
Spark New Zealand, Ltd.	6,787	16,652
Swisscom AG	129	59,513
TDC A/S, Class B	2,394	12,345

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Telecom Italia SpA (A)	49,323	$ 44,357
Telecom Italia SpA	35,922	26,212
Telefonica Deutschland Holding AG	12,000	59,527
Telefonica SA	20,872	233,462
Telenor ASA	3,562	59,282
Telia Co. AB	10,340	43,376
Telstra Corp., Ltd.	15,830	56,359
TELUS Corp. (C)	800	26,036
TPG Telecom, Ltd. (B)	4,800	25,560
Verizon Communications, Inc.	17,493	852,784

		3,952,036

Electric Utilities - 0.8%
American Electric Power Co., Inc.	3,600	241,668
AusNet Services	1,005	1,294
Cheung Kong Infrastructure Holdings, Ltd.	6,000	47,095
Chubu Electric Power Co., Inc.	2,300	30,803
Chugoku Electric Power Co., Inc. (B)	1,700	18,813
CLP Holdings, Ltd.	8,500	88,866
Contact Energy, Ltd.	4,565	16,192
Duke Energy Corp.	2,296	188,295
Edison International	2,100	167,181
EDP - Energias de Portugal SA	10,120	34,277
Electricite de France SA (B)	3,616	30,444
Endesa SA	2,000	47,003
Enel SpA	39,844	187,620
Entergy Corp., Class B	600	45,576
Eversource Energy	2,461	144,658
Exelon Corp.	3,078	110,746
FirstEnergy Corp.	1,066	33,920
Fortis, Inc.	1,300	43,081
Fortum OYJ	1,987	31,436
HK Electric Investments & HK Electric Investments, Ltd. (B) (G)	19,000	17,529
Hokuriku Electric Power Co. (B)	1,400	13,581
Hydro One, Ltd. (G)	2,900	52,882
Iberdrola SA	25,845	184,866
Kansai Electric Power Co., Inc. (B)	2,700	33,153
Kyushu Electric Power Co., Inc. (B)	3,500	37,286
NextEra Energy, Inc.	1,700	218,229
PG&E Corp.	3,100	205,716
Power Assets Holdings, Ltd.	5,000	43,106
PPL Corp.	2,900	108,431
Red Electrica Corp. SA	1,200	23,043
Southern Co.	3,100	154,318
SSE PLC, Class B	4,598	85,030
Terna Rete Elettrica Nazionale SpA	4,393	21,792
Tohoku Electric Power Co., Inc.	1,300	17,609
Tokyo Electric Power Co. Holdings, Inc. (A) (B)	5,300	20,756
Xcel Energy, Inc.	4,800	213,360

		2,959,655

Electrical Equipment - 0.3%
ABB, Ltd.	7,949	185,938
AMETEK, Inc., Class A	1,050	56,784
Eaton Corp. PLC	1,994	147,855
Emerson Electric Co.	2,700	161,622
Legrand SA	1,171	70,606
Mitsubishi Electric Corp.	8,000	114,758
Nidec Corp.	1,000	95,167
OSRAM Licht AG	351	21,999
Prysmian SpA	896	23,686
Rockwell Automation, Inc., Class B	500	77,855

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Schneider Electric SE	2,582	$ 189,040
Vestas Wind Systems A/S	1,000	81,307

		1,226,617

Electronic Equipment, Instruments & Components - 0.3%
Alps Electric Co., Ltd. (B)	600	17,003
Amphenol Corp., Class A	1,200	85,404
Corning, Inc.	8,900	240,300
Hexagon AB, Class B	1,472	59,138
Hirose Electric Co., Ltd. (B)	300	41,498
Hitachi High-Technologies Corp.	500	20,367
Hitachi, Ltd.	19,500	105,531
Ingenico Group SA	400	37,748
Keyence Corp.	500	200,216
Kyocera Corp.	1,200	66,850
Murata Manufacturing Co., Ltd.	900	128,011
Nippon Electric Glass Co., Ltd.	1,500	9,068
Omron Corp.	600	26,327
TDK Corp.	500	31,663
TE Connectivity, Ltd.	3,400	253,470

		1,322,594

Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	3,000	179,460
Halliburton Co.	3,900	191,919
National Oilwell Varco, Inc.	1,800	72,162
Petrofac, Ltd.	2,778	31,986
Saipem SpA (A) (B)	56,538	25,664
Schlumberger, Ltd.	7,429	580,205
TechnipFMC PLC (A)	2,662	86,515
Tenaris SA	1,818	31,167
Weatherford International PLC (A) (B)	5,900	39,235

		1,238,313

Equity Real Estate Investment Trusts - 1.1%
American Tower Corp., Class A	1,935	235,180
Ascendas Real Estate Investment Trust	8,000	14,412
AvalonBay Communities, Inc.	700	128,520
Boston Properties, Inc.	1,200	158,892
British Land Co. PLC	8,400	64,199
CapitaLand Commercial Trust	11,000	12,149
CapitaLand Mall Trust	7,000	9,858
Crown Castle International Corp.	1,500	141,675
Dexus Property Group	9,833	73,396
Digital Realty Trust, Inc.	500	53,195
Equinix, Inc.	500	200,185
Equity Residential	2,300	143,106
Essex Property Trust, Inc.	269	62,282
Federal Realty Investment Trust	500	66,750
Fonciere Des Regions	400	33,416
Gecina SA	205	27,818
GGP, Inc.	6,114	141,723
GPT Group	7,080	27,857
HCP, Inc.	3,100	96,968
Host Hotels & Resorts, Inc.	7,000	130,620
Japan Real Estate Investment Corp.	6	31,797
Japan Retail Fund Investment Corp., Class A	25	49,043
Kimco Realty Corp.	1,900	41,971
Klepierre	1,069	41,579
Land Securities Group PLC	4,245	56,324
Link REIT	10,500	73,567
Macerich Co., Class A	600	38,640
Mirvac Group	20,200	33,798
Nippon Building Fund, Inc.	4	21,881
Prologis, Inc., Class A	3,000	155,640

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Public Storage	1,000	$ 218,910
RioCan Real Estate Investment Trust	2,800	55,164
SBA Communications Corp., Class A (A)	700	84,259
Scentre Group	31,774	104,141
Simon Property Group, Inc.	1,413	243,078
SL Green Realty Corp.	700	74,634
Stockland	15,671	55,553
Suntec Real Estate Investment Trust (B)	14,000	17,915
Unibail-Rodamco SE (B)	369	86,249
Ventas, Inc.	2,200	143,088
VEREIT, Inc.	3,301	28,025
Vicinity Centres	12,502	27,031
Vornado Realty Trust, Class A	1,300	130,403
Welltower, Inc.	2,000	141,640
Westfield Corp.	7,948	53,922
Weyerhaeuser Co.	6,300	214,074

		4,044,527

Food & Staples Retailing - 0.8%
Aeon Co., Ltd. (B)	2,200	32,112
Alimentation Couche-Tard, Inc., Class B	1,900	85,838
Carrefour SA	2,140	50,453
Casino Guichard Perrachon SA	508	28,414
Colruyt SA	532	26,118
Costco Wholesale Corp.	1,600	268,304
CVS Health Corp.	4,700	368,950
Distribuidora Internacional de Alimentacion SA (B)	5,048	29,193
FamilyMart UNY Holdings Co., Ltd. (B)	300	17,893
George Weston, Ltd., Class A	400	34,900
ICA Gruppen AB (B)	500	17,063
J. Sainsbury PLC	9,900	32,783
Jeronimo Martins SGPS SA	1,149	20,556
Koninklijke Ahold Delhaize NV	4,421	94,609
Kroger Co.	3,200	94,368
Lawson, Inc.	500	33,908
Loblaw Cos., Ltd.	1,809	98,160
METRO AG	1,800	57,569
Metro, Inc.	1,000	30,718
Seven & i Holdings Co., Ltd.	3,200	125,379
Sysco Corp.	4,300	223,256
Tesco PLC (A)	29,088	67,641
Wal-Mart Stores, Inc.	7,900	569,432
Walgreens Boots Alliance, Inc.	3,700	307,285
Wesfarmers, Ltd.	4,891	168,414
Whole Foods Market, Inc.	1,800	53,496
WM Morrison Supermarkets PLC	23,879	71,803
Woolworths, Ltd.	5,314	107,587

		3,116,202

Food Products - 1.0%
Ajinomoto Co., Inc.	3,000	59,189
Archer-Daniels-Midland Co.	4,900	225,596
Aryzta AG (A) (B)	600	19,258
Associated British Foods PLC	2,519	82,247
Bunge, Ltd.	600	47,556
Campbell Soup Co.	1,100	62,964
Chocoladefabriken Lindt & Spruengli AG	1	66,415
Conagra Brands, Inc.	1,500	60,510
Danone SA	2,555	173,789
General Mills, Inc.	2,700	159,327
Golden Agri-Resources, Ltd.	65,000	17,890
Hershey Co.	1,300	142,025
Hormel Foods Corp.	3,400	117,742
J.M. Smucker, Co.	500	65,540
Kellogg Co.	2,200	159,742

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Kerry Group PLC, Class A	740	$ 58,181
Kikkoman Corp.	1,000	29,866
Kraft Heinz Co.	2,033	184,617
Marine Harvest ASA (A) (B)	1,700	25,917
Mead Johnson Nutrition Co., Class A	500	44,540
MEIJI Holdings Co., Ltd. (B)	600	49,960
Mondelez International, Inc., Class A	6,100	262,788
Nestle SA	14,662	1,124,919
NH Foods, Ltd.	1,000	26,848
Nissin Foods Holdings Co., Ltd. (B)	900	49,879
Orkla ASA	4,787	42,873
Saputo, Inc.	1,000	34,508
Tate & Lyle PLC	2,200	21,072
Toyo Suisan Kaisha, Ltd.	1,000	37,232
Tyson Foods, Inc., Class A	2,200	135,762
WH Group, Ltd. (G)	24,000	20,691
Wilmar International, Ltd.	8,000	20,188
Yakult Honsha Co., Ltd., Class A (B)	600	33,306
Yamazaki Baking Co., Ltd.	2,500	51,424

		3,714,361

Gas Utilities - 0.1%
APA Group	8,533	58,412
Gas Natural SDG SA	2,960	64,860
Hong Kong & China Gas Co., Ltd.	27,626	55,241
Osaka Gas Co., Ltd. (B)	7,000	26,596
Toho Gas Co., Ltd. (B)	3,600	25,449
Tokyo Gas Co., Ltd. (B)	9,000	40,954

		271,512

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	8,528	378,728
Baxter International, Inc.	2,000	103,720
Becton Dickinson and Co.	1,700	311,848
Boston Scientific Corp. (A)	6,000	149,220
Cochlear, Ltd.	300	30,995
Coloplast A/S, Class B	750	58,560
CR Bard, Inc.	700	173,978
Danaher Corp.	2,100	179,613
Dentsply Sirona, Inc.	2,100	131,124
Edwards Lifesciences Corp. (A)	800	75,256
Essilor International SA	964	117,134
Getinge AB, Class B (B)	903	15,842
Hoya Corp.	1,600	76,975
Intuitive Surgical, Inc. (A)	200	153,294
Medtronic PLC	5,712	460,159
Olympus Corp. (B)	1,200	46,133
Smith & Nephew PLC	4,334	66,030
Stryker Corp.	2,400	315,960
Sysmex Corp. (B)	600	36,378
Terumo Corp. (B)	1,400	48,603
William Demant Holding A/S (A)	1,400	29,250
Zimmer Biomet Holdings, Inc., Class A	1,200	146,532

		3,105,332

Health Care Providers & Services - 0.8%
Aetna, Inc.	1,600	204,080
AmerisourceBergen Corp., Class A	1,000	88,500
Anthem, Inc.	1,600	264,608
Cardinal Health, Inc.	2,700	220,185
Cigna Corp.	1,300	190,437
DaVita, Inc. (A)	1,200	81,564
Express Scripts Holding Co. (A)	2,928	192,984
Fresenius Medical Care AG & Co. KGaA	1,268	106,931
Fresenius SE & Co. KGaA	1,644	132,115
HCA Holdings, Inc. (A)	1,939	172,551

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Humana, Inc., Class A	1,300	$ 267,982
Laboratory Corp. of America Holdings (A)	400	57,388
McKesson Corp.	1,000	148,260
Medipal Holdings Corp.	900	14,115
Miraca Holdings, Inc.	300	13,797
Quest Diagnostics, Inc.	1,900	186,561
Ramsay Health Care, Ltd.	922	49,231
Ryman Healthcare, Ltd.	1,600	9,433
Sonic Healthcare, Ltd.	3,610	61,008
Suzuken Co., Ltd. (B)	700	22,950
UnitedHealth Group, Inc.	4,300	705,243

		3,189,923

Health Care Technology - 0.1%
Cerner Corp. (A)	3,100	182,435
M3, Inc.	585	14,519

		196,954

Hotels, Restaurants & Leisure - 0.7%
Accor SA	1,274	53,073
Aristocrat Leisure, Ltd.	3,600	49,425
Carnival Corp.	3,800	223,858
Carnival PLC, Class A	1,600	91,772
Chipotle Mexican Grill, Inc., Class A (A)	136	60,591
Compass Group PLC	7,340	138,496
Crown Resorts, Ltd.	5,758	51,953
Galaxy Entertainment Group, Ltd.	11,400	62,416
Genting Singapore PLC	36,000	26,250
Hilton Worldwide Holdings, Inc.	900	52,614
Las Vegas Sands Corp.	2,900	165,503
Marriott International, Inc., Class A	2,780	261,820
McDonald’s Corp.	4,300	557,323
McDonald’s Holdings Co. Japan, Ltd. (B)	400	11,677
MGM China Holdings, Ltd.	10,000	20,845
Oriental Land Co., Ltd. (B)	800	45,867
Paddy Power Betfair PLC	368	39,455
Restaurant Brands International, Inc.	1,000	55,706
Sands China, Ltd.	10,000	46,323
Shangri-La Asia, Ltd.	8,000	11,653
SJM Holdings, Ltd.	20,000	16,265
Sodexo SA	250	29,404
Starbucks Corp.	6,700	391,213
Tatts Group, Ltd.	8,000	27,076
TUI AG	2,800	38,800
Whitbread PLC	1,300	64,467
Wynn Macau, Ltd.	9,161	18,649
Wynn Resorts, Ltd.	625	71,631
Yum! Brands, Inc.	1,700	108,630

		2,792,755

Household Durables - 0.2%
Electrolux AB, Series B (B)	977	27,160
Garmin, Ltd.	800	40,888
Husqvarna AB, Class B	4,500	39,498
Iida Group Holdings Co., Ltd.	1,600	24,547
Newell Brands, Inc.	1,700	80,189
Nikon Corp. (B)	1,200	17,397
Panasonic Corp.	9,500	107,347
Rinnai Corp. (B)	200	15,916
Sekisui Chemical Co., Ltd. (B)	3,000	50,418
Sekisui House, Ltd.	3,000	49,340
Sharp Corp. (A) (B)	6,000	25,330
Sony Corp.	5,800	196,199
Techtronic Industries Co., Ltd.	5,000	20,234

		694,463

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.5%
Church & Dwight Co., Inc.	1,800	$ 89,766
Clorox Co.	600	80,898
Colgate-Palmolive Co.	3,400	248,846
Henkel AG & Co. KGaA	564	62,665
Kimberly-Clark Corp.	1,400	184,282
Procter & Gamble Co.	11,600	1,042,260
Reckitt Benckiser Group PLC, Class A	2,937	268,108
Svenska Cellulosa AB SCA, Class B	2,423	78,147
Unicharm Corp.	1,500	35,940

		2,090,912

Independent Power & Renewable Electricity Producers - 0.0% (H)
AES Corp.	3,000	33,540
Calpine Corp. (A)	6,500	71,825
Electric Power Development Co., Ltd. (B)	500	11,700
Meridian Energy, Ltd.	7,600	14,917

		131,982

Industrial Conglomerates - 0.9%
3M Co.	2,400	459,192
CK Hutchison Holdings, Ltd.	12,156	149,535
DCC PLC	500	44,008
General Electric Co.	42,205	1,257,709
Honeywell International, Inc.	3,300	412,071
Jardine Matheson Holdings, Ltd.	1,100	70,675
Jardine Strategic Holdings, Ltd.	1,000	42,000
Keppel Corp., Ltd.	5,200	25,798
Koninklijke Philips NV	3,632	116,742
NWS Holdings, Ltd.	12,000	21,895
Roper Technologies, Inc.	400	82,596
Seibu Holdings, Inc. (B)	1,300	21,451
Sembcorp Industries, Ltd. (B)	8,000	18,186
Siemens AG, Class A	3,519	482,023
Smiths Group PLC	3,680	74,647
Toshiba Corp. (A) (B)	15,000	32,525

		3,311,053

Insurance - 1.7%
Aflac, Inc.	1,200	86,904
Ageas	901	35,218
AIA Group, Ltd.	54,600	344,258
Allianz SE, Class A	1,904	352,716
Allstate Corp.	1,200	97,788
American International Group, Inc.	5,920	369,586
Aon PLC	2,300	272,987
Arch Capital Group, Ltd. (A)	300	28,431
Assicurazioni Generali SpA	4,281	68,048
Aviva PLC	17,697	117,958
Chubb, Ltd.	1,821	248,111
CNP Assurances	3,701	75,332
Dai-ichi Life Holdings, Inc.	4,700	84,286
Direct Line Insurance Group PLC	8,500	36,997
Everest Re Group, Ltd.	100	23,381
Fairfax Financial Holdings, Ltd.	100	45,509
Gjensidige Forsikring ASA, Class A	640	9,750
Great-West Lifeco, Inc.	2,700	74,817
Hannover Rueck SE	1,000	115,374
Hartford Financial Services Group, Inc.	1,800	86,526
Insurance Australia Group, Ltd.	7,001	32,360
Intact Financial Corp.	700	49,785
Japan Post Holdings Co., Ltd.	2,100	26,351
Legal & General Group PLC	25,762	79,822
Lincoln National Corp.	400	26,180
Loews Corp.	2,700	126,279
Manulife Financial Corp.	7,900	140,137

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Mapfre SA	14,080	$ 48,291
Marsh & McLennan Cos., Inc.	3,900	288,171
Medibank Pvt, Ltd.	15,900	34,256
MetLife, Inc.	4,000	211,280
MS&AD Insurance Group Holdings, Inc.	2,100	66,774
Muenchener Rueckversicherungs-Gesellschaft AG	631	123,456
NN Group NV	2,600	84,556
Old Mutual PLC	21,089	53,003
Poste Italiane SpA (G)	3,200	21,336
Power Corp. of Canada	2,000	46,983
Power Financial Corp.	3,100	81,984
Principal Financial Group, Inc.	1,400	88,354
Progressive Corp.	5,200	203,736
Prudential Financial, Inc.	2,000	213,360
Prudential PLC	11,309	238,890
QBE Insurance Group, Ltd.	5,037	49,604
RenaissanceRe Holdings, Ltd.	200	28,930
RSA Insurance Group PLC	13,480	99,055
Sampo Oyj, Class A	2,111	100,124
SCOR SE	1,574	59,492
Sompo Holdings, Inc.	1,700	62,286
Sony Financial Holdings, Inc.	2,620	42,102
Standard Life PLC	14,442	64,181
Sun Life Financial, Inc.	2,500	91,288
Suncorp Group, Ltd.	5,451	55,014
Swiss Life Holding AG (A)	300	96,800
Swiss Re AG	1,463	131,380
T&D Holdings, Inc.	2,450	35,563
Tokio Marine Holdings, Inc.	3,100	130,761
Travelers Cos., Inc.	1,600	192,864
Tryg A/S	1,460	26,484
UnipolSai SpA	13,078	28,852
Willis Towers Watson PLC	1,477	193,324
XL Group, Ltd.	2,500	99,650
Zurich Insurance Group AG	709	189,274

		6,636,349

Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. (A)	1,800	1,595,772
Liberty Interactive Corp QVC Group, Series A (A)	2,000	40,040
Netflix, Inc. (A)	2,000	295,620
Priceline Group, Inc. (A)	200	355,994
Rakuten, Inc.	4,123	41,293

		2,328,719

Internet Software & Services - 1.1%
Alphabet, Inc., Class A (A)	1,300	1,102,140
Alphabet, Inc., Class C (A)	1,403	1,163,873
eBay, Inc. (A)	4,200	140,994
Facebook, Inc., Class A (A)	10,945	1,554,737
Twitter, Inc. (A)	4,828	72,179
Yahoo Japan Corp. (B)	13,464	62,162
Yahoo!, Inc. (A)	4,200	194,922

		4,291,007

IT Services - 1.0%
Accenture PLC, Class A	2,300	275,724
Amadeus IT Group SA, Class A	2,207	111,976
Atos SE	313	38,717
Automatic Data Processing, Inc.	2,100	215,019
Capgemini SA	792	73,135
CGI Group, Inc., Class A (A)	1,300	62,290
Cognizant Technology Solutions Corp., Class A (A)	3,200	190,464

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Computershare, Ltd.	3,870	$ 41,571
Fidelity National Information Services, Inc.	1,100	87,582
Fiserv, Inc. (A)	1,000	115,310
FleetCor Technologies, Inc. (A)	400	60,572
Fujitsu, Ltd.	7,000	42,812
International Business Machines Corp.	4,600	801,044
Mastercard, Inc., Class A	4,000	449,880
Nomura Research Institute, Ltd. (B)	1,700	62,607
NTT Data Corp.	1,211	57,434
Paychex, Inc.	3,700	217,930
PayPal Holdings, Inc. (A)	4,200	180,684
Visa, Inc., Class A	8,800	782,056
Western Union Co.	2,100	42,735
Worldpay Group PLC (G)	12,500	46,263

		3,955,805

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,400	41,875
Mattel, Inc.	2,600	66,586
Sankyo Co., Ltd.	300	10,024
Sega Sammy Holdings, Inc.	2,200	29,484
Shimano, Inc.	300	43,789
Yamaha Corp. (B)	700	19,272

		211,030

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	2,800	148,036
Eurofins Scientific SE	100	43,509
Illumina, Inc. (A)	700	119,448
Lonza Group AG (A)	500	94,544
QIAGEN NV (A)	1,829	53,092
Thermo Fisher Scientific, Inc.	1,500	230,400

		689,029

Machinery - 0.9%
Alstom SA (A)	1,929	57,651
Amada Holdings Co., Ltd.	3,000	34,250
Andritz AG	400	20,007
Atlas Copco AB, A Shares	3,127	110,379
Atlas Copco AB, B Shares	1,598	50,790
Caterpillar, Inc.	2,300	213,348
CNH Industrial NV	3,146	30,340
Cummins, Inc.	1,300	196,560
Deere & Co.	1,600	174,176
Dover Corp.	1,300	104,455
FANUC Corp.	900	184,479
Fortive Corp.	1,050	63,231
GEA Group AG	1,022	43,436
Hino Motors, Ltd. (B)	2,000	24,198
Hitachi Construction Machinery Co., Ltd.	200	4,985
Hoshizaki Corp.	300	23,605
IHI Corp. (A)	5,000	15,764
Illinois Tool Works, Inc., Class A	1,800	238,446
Ingersoll-Rand PLC	2,700	219,564
JTEKT Corp.	1,200	18,636
Kawasaki Heavy Industries, Ltd. (B)	7,000	21,252
Komatsu, Ltd.	4,000	104,249
Kone OYJ, Class B (B)	1,488	65,337
Kubota Corp.	5,000	75,047
Kurita Water Industries, Ltd. (B)	500	12,095
Makita Corp.	600	21,019
MAN SE	621	64,016
Metso OYJ (B)	1,055	31,941
Mitsubishi Heavy Industries, Ltd.	15,000	60,172
Nabtesco Corp.	600	15,899
NGK Insulators, Ltd.	1,400	31,690

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
NSK, Ltd. (B)	2,000	$ 28,600
PACCAR, Inc.	2,800	188,160
Parker-Hannifin Corp.	1,400	224,448
Pentair PLC	263	16,511
Sandvik AB	5,023	75,059
Schindler Holding AG	200	37,917
SKF AB, Class B (B)	2,461	48,695
SMC Corp.	300	88,709
Stanley Black & Decker, Inc.	1,700	225,879
Sumitomo Heavy Industries, Ltd.	4,000	27,881
THK Co., Ltd.	1,000	25,177
Volvo AB, Class B (B)	7,096	104,769
Wartsila OYJ Abp	587	31,405
Weir Group PLC	2,900	69,652
Yangzijiang Shipbuilding Holdings, Ltd.	30,000	24,234

		3,548,113

Marine - 0.1%
AP Moller - Maersk A/S, Class A	14	22,585
AP Moller - Maersk A/S, Class B	30	49,774
Keuhne & Nagel International AG	443	62,581
Mitsui O.S.K. Lines, Ltd.	7,000	22,007
Nippon Yusen KK (A) (B)	11,000	23,219

		180,166

Media - 1.3%
Altice NV, Class A (A)	1,200	27,146
Altice NV, Class B (A)	400	9,046
Axel Springer SE	700	38,660
CBS Corp., Class B	1,500	104,040
Charter Communications, Inc., Class A (A)	863	282,477
Comcast Corp., Class A	20,800	781,872
Dentsu, Inc.	1,300	70,529
Discovery Communications, Inc., Class C (A)	2,000	56,620
Discovery Communications, Inc., Series A (A) (B)	2,000	58,180
DISH Network Corp., Class A (A)	3,200	203,168
Eutelsat Communications SA	1,278	28,535
ITV PLC	51,400	140,970
JCDecaux SA	1,315	46,280
Lagardere SCA	1,800	53,018
Liberty Global PLC, Class A (A)	2,200	78,914
Liberty Global PLC, Series C (A)	2,200	77,088
Liberty Global PLC LiLAC, Class C (A)	274	6,313
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	600	23,352
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	1,200	46,536
News Corp., Class A	1,524	19,812
Omnicom Group, Inc.	2,300	198,283
Pearson PLC	7,530	64,389
Publicis Groupe SA	701	48,990
RTL Group SA (A)	800	64,435
Schibsted ASA, B Shares	600	13,731
Scripps Networks Interactive, Inc., Class A	900	70,533
SES SA, Class A	1,972	45,872
Shaw Communications, Inc., Class B	2,200	45,610
Singapore Press Holdings, Ltd. (B)	7,000	17,765
Sirius XM Holdings, Inc. (B)	37,874	195,051
Sky PLC	4,495	54,966
Telenet Group Holding NV (A)	200	11,895
Time Warner, Inc.	3,500	341,985
Toho Co., Ltd.	1,100	29,157
Twenty-First Century Fox, Inc., Class A	6,100	197,579
Twenty-First Century Fox, Inc., Class B	5,900	187,502
Viacom, Inc., Class B	3,700	172,494

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Vivendi SA	5,666	$ 110,161
Walt Disney Co.	7,200	816,408
WPP PLC, Class A	5,810	127,534

		4,966,896

Metals & Mining - 0.7%
Agnico Eagle Mines, Ltd.	1,300	55,154
Anglo American PLC (A)	4,851	74,119
Antofagasta PLC, Class A	5,815	60,799
ArcelorMittal (A)	9,357	78,718
Barrick Gold Corp.	4,200	79,777
BHP Billiton PLC	7,679	118,723
BHP Billiton, Ltd. (B)	13,601	249,804
Boliden AB	1,192	35,518
Eldorado Gold Corp., Class A	5,200	17,792
First Quantum Minerals, Ltd.	3,948	41,949
Fortescue Metals Group, Ltd.	24,092	114,671
Franco-Nevada Corp.	1,100	72,062
Freeport-McMoRan, Inc. (A)	12,500	167,000
Fresnillo PLC	4,101	79,950
Glencore PLC (A)	56,702	222,468
Goldcorp, Inc.	2,900	42,306
Hitachi Metals, Ltd.	1,400	19,643
JFE Holdings, Inc.	2,100	36,000
Kinross Gold Corp. (A)	6,433	22,687
Kobe Steel, Ltd. (A)	900	8,213
Mitsubishi Materials Corp.	400	12,108
Newcrest Mining, Ltd.	3,252	55,330
Newmont Mining Corp.	6,400	210,944
Nippon Steel & Sumitomo Metal Corp.	3,100	71,423
Norsk Hydro ASA	5,754	33,413
Nucor Corp.	1,000	59,720
Randgold Resources, Ltd.	700	61,085
Rio Tinto PLC	4,842	194,706
Rio Tinto, Ltd.	1,626	75,107
Silver Wheaton Corp.	1,500	31,255
South32, Ltd.	21,280	44,872
Sumitomo Metal Mining Co., Ltd.	2,000	28,447
Teck Resources, Ltd., Class B	2,100	45,921
thyssenkrupp AG	2,686	65,790
Turquoise Hill Resources, Ltd. (A)	16,445	50,206
voestalpine AG	563	22,162
Yamana Gold, Inc. (B)	3,200	8,831

		2,668,673

Mortgage Real Estate Investment Trusts - 0.0% (H)
AGNC Investment Corp.	1,500	29,835
Annaly Capital Management, Inc.	7,800	86,658

		116,493

Multi-Utilities - 0.5%
AGL Energy, Ltd.	3,330	67,089
Ameren Corp.	1,100	60,049
Canadian Utilities, Ltd., Class A	600	17,578
CenterPoint Energy, Inc.	1,900	52,383
Centrica PLC	21,915	59,582
CMS Energy Corp.	3,100	138,694
Consolidated Edison, Inc.	1,600	124,256
Dominion Resources, Inc.	2,400	186,168
DTE Energy Co.	700	71,477
E.ON SE	8,854	70,378
Engie SA	5,410	76,644
Innogy SE (A) (G)	1,100	41,524
National Grid PLC, Class B	16,593	210,700
Public Service Enterprise Group, Inc.	2,800	124,180
RWE AG (A)	1,736	28,770

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
SCANA Corp.	1,500	$ 98,025
Sempra Energy	1,090	120,445
Suez	1,600	25,270
Veolia Environnement SA	2,882	53,989
WEC Energy Group, Inc.	2,600	157,638

		1,784,839

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd., Class A	800	95,036
Dollar General Corp.	2,500	174,325
Dollar Tree, Inc. (A)	973	76,342
Don Quijote Holdings Co., Ltd.	800	27,737
Isetan Mitsukoshi Holdings, Ltd. (B)	1,200	13,172
Kohl’s Corp.	800	31,848
Macy’s, Inc.	3,200	94,848
Marks & Spencer Group PLC	13,300	56,156
Next PLC	1,400	75,775
Nordstrom, Inc. (B)	700	32,599
Ryohin Keikaku Co., Ltd.	95	20,813
Target Corp.	2,300	126,937

		825,588

Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp., Class A	1,800	111,600
Apache Corp.	3,400	174,726
ARC Resources, Ltd. (B)	3,200	45,719
BP PLC	80,568	461,868
Caltex Australia, Ltd.	1,100	24,783
Cameco Corp., Class A (B)	2,400	26,565
Canadian Natural Resources, Ltd.	4,700	153,881
Cenovus Energy, Inc.	2,700	30,556
Chevron Corp.	8,300	891,171
Concho Resources, Inc. (A)	1,401	179,804
ConocoPhillips	5,300	264,311
Continental Resources, Inc., Class B (A) (B)	2,964	134,625
Crescent Point Energy Corp.	4,600	49,706
Devon Energy Corp., Class A	2,000	83,440
Enagas SA	700	18,184
Enbridge, Inc.	7,600	318,379
EnCana Corp.	3,100	36,318
Eni SpA, Class B	10,808	176,985
EOG Resources, Inc.	2,200	214,610
EQT Corp.	600	36,660
Exxon Mobil Corp.	19,815	1,625,028
Galp Energia SGPS SA, Class B	2,135	32,399
Hess Corp.	3,000	144,630
Husky Energy, Inc. (A)	2,757	31,118
Idemitsu Kosan Co., Ltd. (B)	400	13,905
Imperial Oil, Ltd.	1,300	39,611
Inpex Corp.	3,200	31,460
Inter Pipeline, Ltd. (B)	2,000	42,155
JX Holdings, Inc. (B)	8,000	39,285
Keyera Corp.	600	17,600
Kinder Morgan, Inc.	8,156	177,311
Koninklijke Vopak NV	738	32,181
Lundin Petroleum AB (A)	1,096	22,236
Marathon Oil Corp.	1,600	25,280
Marathon Petroleum Corp.	2,000	101,080
Murphy Oil Corp. (B)	700	20,013
Neste Oyj	697	27,185
Noble Energy, Inc.	2,600	89,284
Occidental Petroleum Corp.	2,900	183,744
Oil Search, Ltd.	8,200	45,232
OMV AG	597	23,491
ONEOK, Inc.	2,500	138,600

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Origin Energy, Ltd. (A)	8,100	$ 43,628
Pembina Pipeline Corp.	1,000	31,688
Phillips 66	2,500	198,050
Pioneer Natural Resources Co.	1,200	223,476
PrairieSky Royalty, Ltd. (B)	94	1,983
Range Resources Corp.	600	17,460
Repsol SA, Class A	5,028	77,642
Royal Dutch Shell PLC, Class A	19,681	516,839
Royal Dutch Shell PLC, Class B	17,628	482,472
Santos, Ltd. (A)	9,852	28,602
Seven Generations Energy, Ltd., Class A (A)	1,500	27,409
Showa Shell Sekiyu KK	200	2,025
Snam SpA	8,096	35,014
Southwestern Energy Co. (A)	1,200	9,804
Statoil ASA	5,635	96,277
Suncor Energy, Inc.	7,600	233,341
TonenGeneral Sekiyu KK (A) (C)	3,000	37,566
TOTAL SA	10,576	534,959
Tourmaline Oil Corp. (A)	1,724	38,438
TransCanada Corp. (B)	4,000	184,592
Valero Energy Corp.	1,600	106,064
Vermilion Energy, Inc. (B)	500	18,750
Williams Cos., Inc.	3,000	88,770
Woodside Petroleum, Ltd. (B)	3,250	79,655

		9,451,223

Paper & Forest Products - 0.0% (H)
Mondi PLC	2,100	50,701
OJI Holdings Corp.	3,000	14,039
Stora Enso OYJ, Class R	2,963	35,023
UPM-Kymmene OYJ (B)	2,488	58,446

		158,209

Personal Products - 0.3%
Beiersdorf AG	486	46,003
Coty, Inc., Class A	2,253	40,847
Estee Lauder Cos., Inc., Class A	1,900	161,101
Kao Corp.	2,200	120,622
Kose Corp. (B)	300	27,136
L’Oreal SA	1,086	208,712
Shiseido Co., Ltd.	1,600	42,109
Unilever NV, CVA	6,902	342,897
Unilever PLC	5,838	288,152

		1,277,579

Pharmaceuticals - 2.5%
Actelion, Ltd. (A)	700	197,564
Allergan PLC	2,068	494,086
Astellas Pharma, Inc.	9,500	125,097
AstraZeneca PLC	5,530	340,364
Bayer AG	3,529	406,780
Bristol-Myers Squibb Co.	7,300	396,974
Chugai Pharmaceutical Co., Ltd.	700	24,050
Daiichi Sankyo Co., Ltd. (B)	2,400	54,045
Eisai Co., Ltd. (B)	900	46,597
Eli Lilly & Co.	3,800	319,618
GlaxoSmithKline PLC	21,269	442,223
Hisamitsu Pharmaceutical Co., Inc.	300	17,138
Johnson & Johnson	12,294	1,531,218
Kyowa Hakko Kirin Co., Ltd.	3,300	52,228
Merck & Co., Inc.	12,900	819,666
Merck KGaA	642	73,146
Mitsubishi Tanabe Pharma Corp. (B)	2,000	41,642
Mylan NV (A)	1,800	70,182
Novartis AG	10,428	774,045

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Novo Nordisk A/S, Class B	8,630	$ 296,387
Ono Pharmaceutical Co., Ltd. (B)	2,000	41,399
Orion Oyj, Class B (B)	552	28,778
Otsuka Holdings Co., Ltd.	1,800	81,196
Perrigo Co. PLC (B)	588	39,037
Pfizer, Inc.	27,000	923,670
Roche Holding AG	3,125	798,058
Sanofi	5,364	484,222
Santen Pharmaceutical Co., Ltd. (B)	2,500	36,199
Shionogi & Co., Ltd.	1,400	72,282
Sumitomo Dainippon Pharma Co., Ltd. (B)	2,000	33,019
Taisho Pharmaceutical Holdings Co., Ltd. (B)	201	16,321
Takeda Pharmaceutical Co., Ltd.	3,300	154,996
Teva Pharmaceutical Industries, Ltd., ADR	4,198	134,714
UCB SA	705	54,685
Valeant Pharmaceuticals International, Inc. (A) (B)	1,400	15,465
Zoetis, Inc., Class A	2,080	111,010

		9,548,101

Professional Services - 0.2%
Adecco Group AG	1,094	77,710
Bureau Veritas SA	2,084	43,964
Capita PLC	4,652	32,902
Experian PLC	3,140	64,047
Intertek Group PLC	1,100	54,218
Nielsen Holdings PLC	2,790	115,255
Randstad Holding NV	1,500	86,571
Recruit Holdings Co., Ltd.	1,700	86,733
RELX NV	5,546	102,710
RELX PLC	6,093	119,395
SGS SA	28	59,737
Verisk Analytics, Inc., Class A (A)	800	64,912
Wolters Kluwer NV	700	29,097

		937,251

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd., Class A (B)	600	9,442
Azrieli Group, Ltd.	200	10,628
CapitaLand, Ltd.	11,000	28,545
Cheung Kong Property Holdings, Ltd.	12,156	81,885
City Developments, Ltd.	2,362	17,223
Daito Trust Construction Co., Ltd. (B)	300	41,215
Daiwa House Industry Co., Ltd.	3,000	86,122
Deutsche Wohnen AG	1,600	52,683
Global Logistic Properties, Ltd., Class L	13,000	25,835
Hang Lung Properties, Ltd.	13,000	33,790
Henderson Land Development Co., Ltd.	3,532	21,883
Hongkong Land Holdings, Ltd.	5,000	38,450
Hulic Co., Ltd. (B)	5,300	49,844
Hysan Development Co., Ltd.	4,389	19,908
Kerry Properties, Ltd.	6,000	20,807
LendLease Group	4,700	55,945
Mitsubishi Estate Co., Ltd.	5,200	94,817
Mitsui Fudosan Co., Ltd.	4,200	89,561
New World Development Co., Ltd.	24,000	29,523
Nomura Real Estate Holdings, Inc. (B)	700	11,154
Sino Land Co., Ltd.	15,200	26,639
Sumitomo Realty & Development Co., Ltd.	1,900	49,254
Sun Hung Kai Properties, Ltd.	7,000	102,863
Swire Pacific, Ltd., Class A	2,500	24,963
Swire Properties, Ltd.	8,000	25,632
Tokyu Fudosan Holdings Corp.	4,000	21,701
UOL Group, Ltd.	4,000	19,931
Vonovia SE	2,080	73,292

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Wharf Holdings, Ltd.	6,000	$ 51,496
Wheelock & Co., Ltd.	4,000	31,628

		1,246,659

Road & Rail - 0.4%
Canadian National Railway Co.	3,600	265,726
Canadian Pacific Railway, Ltd.	700	102,827
Central Japan Railway Co.	618	100,696
ComfortDelGro Corp., Ltd.	7,000	12,811
CSX Corp.	4,400	204,820
DSV A/S	915	47,367
East Japan Railway Co.	1,400	121,904
Hankyu Hanshin Holdings, Inc.	1,100	35,768
Kansas City Southern	500	42,880
Keikyu Corp. (B)	3,000	32,929
Keio Corp. (B)	5,000	39,612
Keisei Electric Railway Co., Ltd.	800	18,561
Kintetsu Group Holdings Co., Ltd. (B)	7,000	25,213
MTR Corp., Ltd.	4,000	22,467
Nippon Express Co., Ltd.	7,000	35,965
Norfolk Southern Corp.	800	89,576
Odakyu Electric Railway Co., Ltd.	1,000	19,456
Tobu Railway Co., Ltd. (B)	4,000	20,264
Tokyu Corp.	3,000	21,234
Union Pacific Corp.	3,400	360,128
West Japan Railway Co.	720	46,829

		1,667,033

Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc., Class A	3,100	254,045
Applied Materials, Inc., Class A	5,000	194,500
ASM Pacific Technology, Ltd.	1,178	16,022
ASML Holding NV	1,528	202,781
Broadcom, Ltd.	1,750	383,180
Infineon Technologies AG	7,649	156,222
Intel Corp.	21,300	768,291
KLA-Tencor Corp.	700	66,549
Lam Research Corp.	1,400	179,704
Marvell Technology Group, Ltd.	2,500	38,150
Maxim Integrated Products, Inc., Class A	1,300	58,448
Micron Technology, Inc. (A)	4,600	132,940
NVIDIA Corp.	2,500	272,325
NXP Semiconductors NV (A)	1,500	155,250
QUALCOMM, Inc.	7,300	418,582
Rohm Co., Ltd.	900	59,822
Skyworks Solutions, Inc.	1,300	127,374
STMicroelectronics NV, Class B	4,800	73,379
Texas Instruments, Inc.	4,200	338,352
Tokyo Electron, Ltd.	600	65,508
Xilinx, Inc.	1,100	63,679

		4,025,103

Software - 1.6%
Activision Blizzard, Inc.	3,600	179,496
Adobe Systems, Inc. (A)	2,100	273,273
Autodesk, Inc. (A)	2,700	233,469
CA, Inc.	1,500	47,580
Citrix Systems, Inc. (A)	1,300	108,407
Constellation Software, Inc.	100	49,141
Dassault Systemes SE	484	41,895
Dell Technologies, Inc., Class V (A)	824	52,802
Electronic Arts, Inc. (A)	1,100	98,472
Gemalto NV	600	33,527
Intuit, Inc.	2,300	266,777
Konami Holdings Corp. (B)	1,200	50,930
LINE Corp. (A) (B)	800	30,720

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	33,800	$ 2,226,068
Nexon Co., Ltd.	2,400	38,135
Nice, Ltd.	271	18,397
Nintendo Co., Ltd.	500	116,029
Open Text Corp. (B)	1,200	40,787
Oracle Corp.	700	39,989
Oracle Corp.	14,433	643,856
Red Hat, Inc. (A)	600	51,900
Sage Group PLC	7,890	62,327
salesforce.com, Inc. (A)	3,600	296,964
SAP SE	4,435	435,181
Symantec Corp.	6,900	211,692
Trend Micro, Inc.	400	17,785
VMware, Inc., Class A (A) (B)	2,623	241,683
Workday, Inc., Class A (A)	900	74,952

		5,982,234

Specialty Retail - 0.8%
ABC-Mart, Inc. (B)	400	23,390
AutoZone, Inc. (A)	300	216,915
Bed Bath & Beyond, Inc.	1,800	71,028
Fast Retailing Co., Ltd.	200	62,732
Gap, Inc., Class A	4,000	97,160
Hennes & Mauritz AB, Class B (B)	3,974	101,560
Home Depot, Inc.	6,500	954,395
Industria de Diseno Textil SA	4,660	164,251
Kingfisher PLC	10,833	44,261
L Brands, Inc.	2,400	113,040
Lowe’s Cos., Inc.	4,500	369,945
Nitori Holdings Co., Ltd.	450	56,872
O’Reilly Automotive, Inc. (A)	400	107,936
Ross Stores, Inc.	4,200	276,654
Shimamura Co., Ltd.	300	39,639
Staples, Inc.	2,500	21,925
Tiffany & Co.	500	47,650
TJX Cos., Inc.	2,700	213,516
USS Co., Ltd.	2,700	45,012
Yamada Denki Co., Ltd. (B)	7,200	35,893

		3,063,774

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	25,158	3,614,198
Blackberry, Ltd. (A) (B)	1,700	13,167
Brother Industries, Ltd. (B)	2,200	45,944
Canon, Inc. (B)	4,800	149,652
FUJIFILM Holdings Corp.	1,700	66,394
Hewlett Packard Enterprise Co.	7,200	170,640
HP, Inc.	7,200	128,736
Konica Minolta, Inc. (B)	1,500	13,420
NEC Corp. (B)	7,000	16,851
NetApp, Inc.	3,400	142,290
Ricoh Co., Ltd. (B)	2,000	16,456
Seagate Technology PLC	2,800	128,604
Western Digital Corp.	3,538	291,991
Xerox Corp.	4,800	35,232

		4,833,575

Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	924	175,754
Burberry Group PLC	3,000	64,800
Christian Dior SE	182	42,288
Cie Financiere Richemont SA	1,908	150,865
Coach, Inc., Class A	2,400	99,192
Gildan Activewear, Inc., Class A	1,200	32,422
Hermes International	67	31,742
HUGO BOSS AG, Class A (B)	400	29,192

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Kering	340	$ 87,939
Li & Fung, Ltd. (B)	20,000	8,673
Lululemon Athletica, Inc. (A)	234	12,138
Luxottica Group SpA	871	48,085
LVMH Moet Hennessy Louis Vuitton SE (B)	1,261	276,917
Michael Kors Holdings, Ltd. (A)	830	31,631
NIKE, Inc., Class B	5,200	289,796
Pandora A/S	500	55,352
Ralph Lauren Corp., Class A	700	57,134
Swatch Group AG	1,046	121,345
VF Corp.	2,800	153,916

		1,769,181

Tobacco - 0.7%
Altria Group, Inc.	8,700	621,354
British American Tobacco PLC	8,243	547,366
Imperial Brands PLC	3,581	173,498
Japan Tobacco, Inc.	4,678	152,026
Philip Morris International, Inc.	7,200	812,880
Reynolds American, Inc., Class A	3,820	240,736
Swedish Match AB	871	28,335

		2,576,195

Trading Companies & Distributors - 0.3%
Ashtead Group PLC	2,800	57,989
Brenntag AG	900	50,454
Bunzl PLC	2,400	69,761
Fastenal Co.	2,700	139,050
Finning International, Inc.	1,900	35,490
ITOCHU Corp. (B)	6,000	85,152
Marubeni Corp. (B)	6,400	39,407
Mitsubishi Corp.	6,900	149,088
Mitsui & Co., Ltd. (B)	7,400	107,181
Rexel SA	1,700	30,867
Sumitomo Corp. (B)	5,500	73,981
Toyota Tsusho Corp. (B)	1,900	57,514
Wolseley PLC	1,230	77,362
WW Grainger, Inc.	600	139,656

		1,112,952

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,417	38,935
Aena SA (G)	300	47,462
Aeroports de Paris, Class A	224	27,684
Atlantia SpA	2,254	58,190
Auckland International Airport, Ltd.	4,656	22,064
Hutchison Port Holdings Trust	36,000	14,940
Kamigumi Co., Ltd.	2,000	17,282
SATS, Ltd.	4,000	13,954
Sydney Airport (B)	2,536	13,117
Transurban Group	11,542	102,907

		356,535

Water Utilities - 0.1%
American Water Works Co., Inc.	1,100	85,547
Severn Trent PLC	1,500	44,766
United Utilities Group PLC	8,508	105,904

		236,217

Wireless Telecommunication Services - 0.4%
KDDI Corp.	8,554	224,511
Millicom International Cellular SA, Class B, SDR	429	23,924

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
NTT DOCOMO, Inc.	6,500	$ 151,363
Rogers Communications, Inc., Class B	1,700	75,166
SoftBank Group Corp.	3,900	275,414
Sprint Corp. (A) (B)	15,500	134,540
StarHub, Ltd. (B)	9,000	18,530
T-Mobile US, Inc. (A)	1,900	122,721
Tele2 AB, Class B	1,910	18,235
Vodafone Group PLC	113,942	297,079

		1,341,483

Total Common Stocks (Cost $117,764,757)		165,712,382

PREFERRED STOCKS - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE
2.03% (I)	698	38,080
Volkswagen AG
0.13% (I)	699	101,862

		139,942

Household Products - 0.0% (H)
Henkel AG & Co. KGaA
1.34% (I)	744	95,323

Total Preferred Stocks (Cost $215,457)		235,265

EXCHANGE-TRADED FUND - 2.0%
International Fixed Income Fund - 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF (B)	67,770	7,705,449

Total Exchange-Traded Fund (Cost $7,673,233)		7,705,449

RIGHT - 0.0% (H)
Capital Markets - 0.0% (H)
Deutsche Bank AG (A)
Exercise Price EUR 11.65
Expiration Date 04/06/2017	5,484	13,105

Total Right (Cost $0)		13,105

	Principal	Value
ASSET-BACKED SECURITIES - 0.6%
Ally Auto Receivables Trust
Series 2016-2, Class A4,
1.60%, 01/15/2021	$ 700,000	696,886
American Express Credit Account Master Trust
Series 2014-4, Class A,
1.43%, 06/15/2020	700,000	700,504
Mercedes-Benz Auto Lease Trust
Series 2016-A, Class A3,
1.52%, 03/15/2019	470,000	470,345
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A,
2.04%, 03/15/2022	280,000	281,028

Total Asset-Backed Securities (Cost $2,151,839)		2,148,763

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 13.3%
Aerospace & Defense - 0.1%
Lockheed Martin Corp.
4.07%, 12/15/2042	$ 185,000	$ 181,608
Raytheon Co.
2.50%, 12/15/2022	170,000	169,316
United Technologies Corp.
4.50%, 06/01/2042	220,000	232,840

		583,764

Air Freight & Logistics - 0.0% (H)
United Parcel Service, Inc.
2.45%, 10/01/2022 (B)	170,000	170,408

Automobiles - 0.5%
Ford Motor Co.
4.75%, 01/15/2043	1,960,000	1,841,375

Banks - 2.2%
Bank of America Corp.
4.10%, 07/24/2023	355,000	371,852
4.13%, 01/22/2024, MTN	825,000	861,743
5.63%, 07/01/2020, MTN	205,000	224,832
5.65%, 05/01/2018, MTN	90,000	93,638
Barclays Bank PLC
5.14%, 10/14/2020	110,000	117,680
Barclays PLC
3.65%, 03/16/2025	525,000	511,134
BB&T Corp.
1.45%, 01/12/2018, MTN	160,000	159,976
BNP Paribas SA
5.00%, 01/15/2021	85,000	92,015
Citigroup, Inc.
3.50%, 05/15/2023	385,000	387,796
3.75%, 06/16/2024	490,000	499,138
3.88%, 10/25/2023	848,000	877,485
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	267,757
HSBC Finance Corp.
6.68%, 01/15/2021	155,000	175,213
HSBC Holdings PLC
2.95%, 05/25/2021	510,000	512,505
JPMorgan Chase & Co.
3.38%, 05/01/2023	390,000	390,638
3.63%, 05/13/2024	480,000	490,894
4.40%, 07/22/2020	540,000	575,523
4.63%, 05/10/2021	53,000	57,099
Kreditanstalt fuer Wiederaufbau
4.50%, 07/16/2018	310,000	322,389
Mellon Capital IV
4.00% (J), 05/01/2017 (K)	115,000	97,606
Oesterreichische Kontrollbank AG
5.00%, 04/25/2017	300,000	300,645
PNC Bank NA
4.20%, 11/01/2025	550,000	587,292
Royal Bank of Canada
1.50%, 01/16/2018, MTN	155,000	154,960
Wells Fargo & Co.
3.45%, 02/13/2023	175,000	176,598
5.63%, 12/11/2017	85,000	87,325
Westpac Banking Corp.
4.88%, 11/19/2019	50,000	53,444

		8,447,177

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	$ 575,000	$ 581,440
3.70%, 02/01/2024	470,000	485,476
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	110,000	117,809
5.38%, 01/15/2020	50,000	54,406
Coca-Cola Co.
3.30%, 09/01/2021	140,000	146,423
Diageo Capital PLC
4.83%, 07/15/2020	445,000	481,776
PepsiCo, Inc.
3.00%, 08/25/2021	180,000	184,942

		2,052,272

Biotechnology - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	220,000	209,677
Amgen, Inc.
4.66%, 06/15/2051	168,000	168,105
5.70%, 02/01/2019	85,000	90,913
Celgene Corp.
3.88%, 08/15/2025	490,000	500,831

		969,526

Capital Markets - 1.0%
BlackRock, Inc.
5.00%, 12/10/2019	140,000	151,822
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	520,000	511,567
4.88%, 05/15/2045	495,000	503,679
Deutsche Bank AG
6.00%, 09/01/2017	90,000	91,488
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	370,000	379,301
4.00%, 03/03/2024	842,000	872,975
6.00%, 06/15/2020, MTN	50,000	55,347
6.13%, 02/15/2033	95,000	114,694
Morgan Stanley
3.88%, 04/29/2024	565,000	581,462
4.88%, 11/01/2022	345,000	373,029
5.50%, 07/24/2020, MTN	200,000	218,342

		3,853,706

Chemicals - 0.5%
Dow Chemical Co.
4.25%, 11/15/2020	50,000	53,033
4.38%, 11/15/2042	510,000	501,293
8.55%, 05/15/2019	80,000	90,689
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	375,000	371,211
Ecolab, Inc.
5.50%, 12/08/2041	130,000	153,657
Lubrizol Corp.
8.88%, 02/01/2019	15,000	16,885
LYB International Finance BV
4.00%, 07/15/2023	475,000	495,065
Praxair, Inc.
3.55%, 11/07/2042	160,000	152,063

		1,833,896

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.1%
Cintas Corp. No. 2
4.30%, 06/01/2021	$ 145,000	$ 154,410
Republic Services, Inc.
3.80%, 05/15/2018	115,000	117,511

		271,921

Communications Equipment - 0.2%
Cisco Systems, Inc.
3.63%, 03/04/2024	460,000	483,705
5.90%, 02/15/2039	160,000	204,364
Motorola Solutions, Inc.
7.50%, 05/15/2025	15,000	17,772

		705,841

Construction Materials - 0.0% (H)
CRH America, Inc.
8.13%, 07/15/2018	165,000	177,955

Consumer Finance - 0.1%
American Express Co.
8.13%, 05/20/2019	75,000	84,432
Capital One Financial Corp.
3.50%, 06/15/2023	93,000	93,727
4.75%, 07/15/2021	80,000	86,039

		264,198

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc.
3.75%, 08/15/2021	200,000	212,316
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/2022	155,000	158,493

		370,809

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3.80%, 03/15/2022	380,000	393,059
4.45%, 05/15/2021	361,000	384,508
4.55%, 03/09/2049	97,000	86,475
4.60%, 02/15/2021	90,000	95,747
5.35%, 09/01/2040	10,000	10,275
5.80%, 02/15/2019	135,000	144,159
Deutsche Telekom International Finance BV
4.88%, 03/06/2042 (G)	470,000	500,258
6.00%, 07/08/2019	75,000	81,346
Telefonica Emisiones SAU
5.13%, 04/27/2020	75,000	80,785
Verizon Communications, Inc.
3.50%, 11/01/2024	665,000	659,411
4.60%, 04/01/2021	220,000	235,081
5.15%, 09/15/2023	260,000	286,155

		2,957,259

Electric Utilities - 0.6%
AEP Texas Central Co.
6.65%, 02/15/2033	85,000	105,640
Commonwealth Edison Co.
5.80%, 03/15/2018	50,000	51,984
Duke Energy Carolinas LLC
4.25%, 12/15/2041	455,000	471,010
Entergy Texas, Inc.
7.13%, 02/01/2019	100,000	108,681

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Florida Power & Light Co.
4.13%, 02/01/2042	$ 115,000	$ 118,888
Georgia Power Co.
5.40%, 06/01/2018	50,000	52,070
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	100,000	106,922
Pacific Gas & Electric Co.
3.50%, 06/15/2025	475,000	485,480
Progress Energy, Inc.
4.40%, 01/15/2021	165,000	174,950
Southern California Edison Co.
5.55%, 01/15/2036	400,000	474,988
TECO Finance, Inc.
5.15%, 03/15/2020	75,000	80,061
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95,000	97,022

		2,327,696

Electronic Equipment, Instruments & Components - 0.0% (H)
Corning, Inc.
4.75%, 03/15/2042	155,000	155,931

Equity Real Estate Investment Trusts - 0.1%
American Tower Corp.
5.05%, 09/01/2020	90,000	96,847
Welltower, Inc.
4.95%, 01/15/2021	175,000	187,688

		284,535

Food & Staples Retailing - 0.1%
Ahold Finance USA LLC
6.88%, 05/01/2029	55,000	68,368
Costco Wholesale Corp.
1.70%, 12/15/2019	165,000	165,299

		233,667

Food Products - 0.3%
Kraft Heinz Foods Co.
3.50%, 06/06/2022	475,000	485,892
5.38%, 02/10/2020	78,000	84,743
Tyson Foods, Inc.
3.95%, 08/15/2024	470,000	479,291

		1,049,926

Health Care Equipment & Supplies - 0.2%
Medtronic, Inc.
4.50%, 03/15/2042	135,000	141,353
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	490,000	484,518

		625,871

Health Care Providers & Services - 0.1%
Anthem, Inc.
7.00%, 02/15/2019	80,000	87,025
Cigna Corp.
4.50%, 03/15/2021	75,000	79,749
Express Scripts Holding Co.
3.90%, 02/15/2022	175,000	181,497
UnitedHealth Group, Inc.
6.00%, 02/15/2018	30,000	31,156

		379,427

Hotels, Restaurants & Leisure - 0.0% (H)
McDonald’s Corp.
5.00%, 02/01/2019, MTN	85,000	89,673

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 0.1%
Newell Brands, Inc.
3.90%, 11/01/2025	$ 490,000	$ 502,458

Household Products - 0.0% (H)
Kimberly-Clark Corp.
3.88%, 03/01/2021	115,000	121,999

Independent Power & Renewable Electricity Producers - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/2020	90,000	97,721
Exelon Generation Co. LLC
4.00%, 10/01/2020	145,000	150,674

		248,395

Industrial Conglomerates - 0.0% (H)
General Electric Co.
5.63%, 05/01/2018, MTN	140,000	146,376

Insurance - 0.7%
American International Group, Inc.
6.40%, 12/15/2020	70,000	79,230
Aon Corp.
5.00%, 09/30/2020	75,000	81,113
Chubb INA Holdings, Inc.
6.70%, 05/15/2036	355,000	476,894
Guardian Life Insurance Co. of America
7.38%, 09/30/2039 (G)	365,000	501,059
Hartford Financial Services Group, Inc.
5.50%, 03/30/2020	430,000	467,932
6.30%, 03/15/2018	49,000	51,072
Lincoln National Corp.
8.75%, 07/01/2019	42,000	47,942
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021	55,000	59,509
MetLife, Inc.
7.72%, 02/15/2019	145,000	160,101
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	90,000	98,719
5.63% (J), 06/15/2043	475,000	508,963
XLIT, Ltd.
5.75%, 10/01/2021	80,000	88,852

		2,621,386

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
3.80%, 12/05/2024	558,000	590,831

IT Services - 0.2%
HP Enterprise Services LLC
7.45%, 10/15/2029	75,000	90,258
International Business Machines Corp.
3.63%, 02/12/2024	470,000	492,104
4.00%, 06/20/2042	92,000	92,050
5.60%, 11/30/2039	5,000	6,159
5.70%, 09/14/2017	100,000	102,009

		782,580

Machinery - 0.0% (H)
Caterpillar, Inc.
7.38%, 03/01/2097	55,000	71,060
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/2018	50,000	53,405

		124,465

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 1.1%
21st Century Fox America, Inc.
5.65%, 08/15/2020	$ 85,000	$ 93,539
6.15%, 02/15/2041	405,000	483,604
6.55%, 03/15/2033	75,000	91,251
CBS Corp.
3.50%, 01/15/2025	1,005,000	1,000,527
5.75%, 04/15/2020	55,000	60,382
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225,000	300,016
NBCUniversal Media LLC
5.15%, 04/30/2020	50,000	54,573
RELX Capital, Inc.
8.63%, 01/15/2019	39,000	43,307
Time Warner Cable LLC
4.13%, 02/15/2021	455,000	473,351
5.00%, 02/01/2020	145,000	154,218
5.85%, 05/01/2017	100,000	100,307
Time Warner, Inc.
3.55%, 06/01/2024	500,000	500,803
4.70%, 01/15/2021	115,000	123,287
Viacom, Inc.
3.88%, 04/01/2024	505,000	506,149
Walt Disney Co.
5.50%, 03/15/2019, MTN	85,000	91,454
WPP Finance
4.75%, 11/21/2021	16,000	17,222

		4,093,990

Metals & Mining - 0.3%
Barrick Gold Corp.
4.10%, 05/01/2023	490,000	525,391
Barrick North America Finance LLC
5.70%, 05/30/2041	150,000	169,709
Newmont Mining Corp.
4.88%, 03/15/2042	150,000	149,910
Rio Tinto Finance USA PLC
4.13%, 08/21/2042	155,000	154,085

		999,095

Multi-Utilities - 0.4%
Ameren Illinois Co.
9.75%, 11/15/2018	103,000	115,721
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	380,000	474,403
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/2035	90,000	102,838
Dominion Resources, Inc.
3.90%, 10/01/2025	475,000	483,645
NiSource Finance Corp.
6.80%, 01/15/2019	170,000	183,909

		1,360,516

Multiline Retail - 0.0% (H)
Nordstrom, Inc.
6.25%, 01/15/2018	30,000	31,113

Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	120,000	123,928
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75,000	96,911
Devon Energy Corp.
4.75%, 05/15/2042	140,000	134,845
5.00%, 06/15/2045	580,000	581,934

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners, LP
4.65%, 06/01/2021	$ 500,000	$ 526,062
6.70%, 07/01/2018	90,000	94,920
Enterprise Products Operating LLC
3.70%, 02/15/2026	480,000	480,130
5.20%, 09/01/2020	50,000	54,461
Hess Corp.
6.00%, 01/15/2040	50,000	51,393
Husky Energy, Inc.
7.25%, 12/15/2019	50,000	56,258
Kinder Morgan Energy Partners, LP
2.65%, 02/01/2019	510,000	514,828
5.30%, 09/15/2020	125,000	135,178
5.95%, 02/15/2018	50,000	51,705
Marathon Petroleum Corp.
5.13%, 03/01/2021	33,000	35,699
Noble Energy, Inc.
8.25%, 03/01/2019	75,000	83,429
Occidental Petroleum Corp.
2.70%, 02/15/2023	150,000	148,235
Petro-Canada
6.05%, 05/15/2018	90,000	94,229
Plains All American Pipeline, LP / PAA Finance Corp.
8.75%, 05/01/2019	70,000	78,951
Shell International Finance BV
4.38%, 03/25/2020	55,000	58,605
Spectra Energy Partners, LP
4.60%, 06/15/2021	470,000	498,062
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130,000	136,109
6.50%, 08/15/2018	50,000	53,090
Valero Energy Corp.
6.13%, 02/01/2020	90,000	99,092
Williams Partners, LP
4.13%, 11/15/2020	505,000	528,089
5.25%, 03/15/2020	90,000	96,834

		4,812,977

Pharmaceuticals - 0.2%
AstraZeneca PLC
6.45%, 09/15/2037	100,000	130,569
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	220,000	221,916
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50,000	52,310
Johnson & Johnson
3.55%, 05/15/2021	200,000	211,306
Merck & Co., Inc.
3.60%, 09/15/2042	80,000	74,948
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036	6,000	6,645

		697,694

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	175,000	180,281
Ryder System, Inc.
3.50%, 06/01/2017, MTN	60,000	60,177
Union Pacific Corp.
3.80%, 10/01/2051	140,000	130,640

		371,098

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc.
5.85%, 06/15/2041	$ 200,000	$ 243,797

Software - 0.2%
Microsoft Corp.
4.00%, 02/08/2021	200,000	214,270
Oracle Corp.
3.25%, 05/15/2030 (B)	505,000	498,332

		712,602

Specialty Retail - 0.0% (H)
Lowe’s Cos., Inc.
3.80%, 11/15/2021	140,000	147,946

Technology Hardware, Storage & Peripherals - 0.2%
HP, Inc.
4.30%, 06/01/2021	480,000	505,304
Xerox Corp.
2.80%, 05/15/2020	359,000	356,405
4.50%, 05/15/2021	80,000	83,419

		945,128

Tobacco - 0.3%
Altria Group, Inc.
2.85%, 08/09/2022	505,000	506,026
9.25%, 08/06/2019	118,000	137,076
Philip Morris International, Inc.
5.65%, 05/16/2018	50,000	52,280
6.38%, 05/16/2038	105,000	133,390
Reynolds American, Inc.
5.85%, 08/15/2045	440,000	516,738

		1,345,510

Wireless Telecommunication Services - 0.1%
Vodafone Group PLC
4.38%, 03/16/2021 (B)	230,000	244,182

Total Corporate Debt Securities (Cost $50,293,015)		50,790,971

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Iraq - 0.4%
Iraq Government AID Bond
2.15%, 01/18/2022	1,272,000	1,266,298

Israel - 0.1%
Israel Government International Bond
5.13%, 03/26/2019	310,000	330,085

Mexico - 0.2%
Mexico Government International Bond
4.00%, 10/02/2023	850,000	875,500

Supranational - 0.4%
European Investment Bank
2.88%, 09/15/2020	220,000	226,768
4.88%, 02/15/2036	285,000	354,363
5.13%, 05/30/2017	85,000	85,534
Inter-American Development Bank
3.88%, 02/14/2020, MTN	635,000	672,673
International Bank for Reconstruction & Development
4.75%, 02/15/2035, MTN	245,000	297,918

		1,637,256

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ukraine - 0.5%
Ukraine Government AID Bonds
1.47%, 09/29/2021	$ 1,900,000	$ 1,854,702

Total Foreign Government Obligations (Cost $5,933,510)		5,963,841

MORTGAGE-BACKED SECURITIES - 0.7%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class A4,
5.49%, 02/10/2051	229,603	230,921
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	550,000	570,142
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4,
3.81%, 11/15/2048	600,000	621,127
Great Wolf Trust
Series 2015-WOLF, Class A,
2.36% (J), 05/15/2034 (G)	860,000	864,826
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-C1, Class A4,
5.72%, 02/15/2051	93,025	94,309
Series 2015-SGP, Class A,
2.61% (J), 07/15/2036 (G)	400,000	402,004

Total Mortgage-Backed Securities (Cost $2,812,346)		2,783,329

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (H)
California - 0.0% (H)
State of California, General Obligation Unlimited,
7.60%, 11/01/2040	115,000	171,566

Total Municipal Government Obligation (Cost $118,842)		171,566

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.0%
Federal Home Loan Mortgage Corp.
0.75%, 04/09/2018, MTN	9,313,000	9,276,195
2.38%, 01/13/2022	745,000	758,470
3.00%, 07/01/2045 - 02/01/2047	4,007,569	3,973,382
3.50%, 03/01/2046	984,617	1,007,674
4.00%, 11/01/2025	32,084	33,780
4.00%, 07/01/2044 - 02/01/2046 (L)	1,846,127	1,944,164
4.00%, TBA (L)	950,000	996,461
4.50%, 05/01/2023	26,104	27,775
5.00%, 12/01/2038 - 04/01/2040	739,355	805,513
5.50%, 04/01/2038 - 10/01/2038	301,494	334,342
6.00%, 11/01/2037	26,179	29,649
6.75%, 03/15/2031	245,000	350,612
Federal National Mortgage Association
1.88%, 09/24/2026	1,408,000	1,308,833
2.50%, 11/01/2031 - 01/01/2032	3,636,359	3,640,524
2.63%, 09/06/2024	1,070,000	1,086,345
3.00%, 05/01/2027 - 08/01/2045	6,931,640	6,943,005
3.50%, 02/01/2046	471,657	482,737
3.50%, TBA (L)	4,025,000	4,117,135
4.00%, 03/01/2024 - 01/01/2046	1,024,137	1,074,499
4.00%, 12/01/2040 - 10/01/2043 (L)	1,073,988	1,131,335
4.00%, TBA (L)	4,465,000	4,683,366
4.50%, TBA (L)	5,985,000	6,417,042
5.00%, 03/01/2023 - 08/01/2040	582,917	636,853
5.38%, 06/12/2017	4,680,000	4,720,276

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.50%, 12/01/2023 - 12/01/2039	$ 512,777	$ 565,429
6.00%, 03/01/2038 - 02/01/2040	349,246	395,195
6.63%, 11/15/2030	414,000	583,892
7.25%, 05/15/2030	445,000	652,442
Government National Mortgage Association
3.00%, 04/20/2046 - 12/20/2046	3,420,823	3,454,846
3.50%, TBA (L)	6,015,000	6,236,803
4.00%, 12/15/2040 - 11/20/2045	2,030,219	2,149,713
4.50%, 06/15/2039 - 07/20/2045	1,857,407	1,992,255
5.00%, 08/15/2039 - 09/20/2041	481,227	531,983
5.50%, 12/20/2038 - 04/15/2040	230,315	255,389
6.00%, 06/15/2037	54,504	61,698

Total U.S. Government Agency Obligations (Cost $72,437,094)		72,659,612

U.S. GOVERNMENT OBLIGATIONS - 22.3%
U.S. Treasury - 22.3%
U.S. Treasury Bond
2.25%, 08/15/2046	3,491,300	2,954,785
2.50%, 02/15/2046	1,030,000	923,137
2.88%, 08/15/2045	760,000	737,052
2.88%, 11/15/2046 (B)	505,000	489,988
3.13%, 11/15/2041	680,000	695,858
3.63%, 08/15/2043	2,285,300	2,544,629
3.75%, 08/15/2041	945,000	1,071,578
4.38%, 05/15/2040	1,618,400	2,009,409
4.50%, 02/15/2036	1,266,400	1,606,052
6.00%, 02/15/2026	290,000	374,859
U.S. Treasury Note
0.88%, 06/15/2017	4,903,800	4,904,565
1.00%, 03/15/2018	8,015,000	8,009,053
1.13%, 02/28/2021 - 09/30/2021	1,486,000	1,446,300
1.25%, 10/31/2021	1,758,600	1,709,345
1.38%, 08/31/2020 - 09/30/2020	5,331,700	5,281,193
1.50%, 05/31/2020 - 08/15/2026	3,626,800	3,589,089
1.63%, 11/15/2022	1,580,000	1,543,709
1.75%, 03/31/2022	2,617,200	2,592,868
1.88%, 11/30/2021	1,303,000	1,301,473
2.00%, 02/15/2025 - 11/15/2026	3,514,800	3,409,411
2.13%, 05/15/2025	1,363,900	1,343,335
2.25%, 11/15/2024 - 02/15/2027	1,755,000	1,745,937
2.38%, 08/15/2024	2,651,300	2,672,532
2.63%, 11/15/2020	2,864,000	2,957,415
2.75%, 02/15/2019 - 02/15/2024	21,033,300	21,658,455
3.50%, 05/15/2020	3,056,500	3,236,546
3.63%, 02/15/2021	4,355,000	4,662,572

Total U.S. Government Obligations (Cost $85,573,805)		85,471,145

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (I)	7,799,563	7,799,563

Total Securities Lending Collateral (Cost $7,799,563)		7,799,563

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.2%

State Street Bank & Trust Co. 0.09% (I), dated 03/31/2017, to be repurchased at $8,583,059 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $8,757,154.

$ 8,582,994	$ 8,582,994

Total Repurchase Agreement (Cost $8,582,994)	8,582,994

Total Investments (Cost $361,356,455) (M)	410,037,985
Net Other Assets (Liabilities) - (7.0)%	(26,765,067)

Net Assets - 100.0%	$ 383,272,918

CENTRALLY CLEARED SWAP AGREEMENTS: (N)

Credit Default Swap Agreements on Credit Indices – Buy Protection (O)

Reference Obligation	Fixed Rate Payable	Expiration Date	Notional Amount (P)		Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 26	5.00%	06/20/2021	USD	2,448,270	$(208,513)	$—	$(208,513)
North America High Yield Index - Series 26	5.00	06/20/2021	USD	1,443,420	(122,932)	(60,593)	(62,339)
North America High Yield Index - Series 26	5.00	06/20/2021	USD	2,133,450	(181,700)	(91,457)	(90,243)
North America High Yield Index - Series 26	5.00	06/20/2021	USD	1,706,760	(145,361)	(73,723)	(71,638)

Total					$(658,506)	$(225,773)	$(432,733)

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Expiration Date	Notional Amount (P)		Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 26	5.00%	06/20/2021	USD	1,841,400	$156,827	$46,881	$109,946
North America High Yield Index - Series 26	5.00	06/20/2021	USD	1,491,930	127,064	17,569	109,495
North America High Yield Index - Series 26	5.00	06/20/2021	USD	1,355,310	115,428	17,084	98,344
North America High Yield Index - Series 26	5.00	06/20/2021	USD	3,043,260	259,187	37,955	221,232

Total					$658,506	$119,489	$539,017

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month NZD-BKBM	Receive	3.58%	12/28/2026	NZD	3,730,000	$56,732	$—	$56,732

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (S)

Reference Entity	Counterparty	Pay/Receive	Expiration Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
S&P 500® Total Return Index Futures	CITI	Pay	04/26/2017	6,391	$158,791	$—	$158,791

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS: (T)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	45	06/30/2017	$16,876	$—
10-Year Australia Treasury Bond	Long	24	06/15/2017	45,274	—
10-Year U.S. Treasury Note	Long	134	06/21/2017	37,361	—
EURO STOXX 50® Index	Long	89	06/16/2017	79,688	—
FTSE 100 Index	Long	31	06/16/2017	—	(3,649)
Hang Seng Index	Short	(9)	04/27/2017	14,212	—
MSCI EAFE Mini Index	Long	3	06/16/2017	3,990	—
MSCI Emerging Markets Mini Index	Long	134	06/16/2017	—	(56,121)
S&P 500® E-Mini	Long	22	06/16/2017	17,489	—
S&P/ASX 200 Index	Short	(56)	06/15/2017	—	(87,636)
S&P/TSX 60 Index	Short	(30)	06/15/2017	27,013	—
TOPIX Index	Short	(23)	06/08/2017	—	(1,227)
U.S. Treasury Bond	Long	20	06/21/2017	26,059	—

Total				$267,962	$(148,633)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	06/15/2017	JPY	95,242,000	USD	832,994	$25,052	$—
BCLY	06/15/2017	USD	2,791,202	EUR	2,603,410	3,785	—
BCLY	06/15/2017	USD	1,946,684	GBP	1,596,238	—	(56,922)
BNP	06/15/2017	AUD	5,092,747	USD	3,908,868	—	(23,460)
BNP	06/15/2017	USD	3,432,117	AUD	4,481,437	13,096	—
BNP	06/15/2017	USD	1,553,821	CAD	2,063,848	246	—
BOA	06/15/2017	EUR	1,082,000	USD	1,158,299	176	—
BOA	06/15/2017	USD	1,361,360	EUR	1,280,863	—	(10,034)
CITI	06/15/2017	USD	4,800,716	CHF	4,833,073	—	(46,584)
CSI	06/15/2017	SEK	13,741,124	USD	1,543,436	—	(4,243)
CSI	06/15/2017	USD	670,511	NZD	956,302	1,459	—
CSI	06/15/2017	USD	3,007,949	SEK	26,480,883	41,729	—
JPM	06/15/2017	USD	383,942	NOK	3,287,135	799	—
MSCS	06/15/2017	NZD	956,302	USD	666,505	2,547	—
NGFP	06/15/2017	JPY	330,420,820	USD	2,975,303	1,495	—
RBS	06/15/2017	USD	4,956,803	AUD	6,473,899	17,674	—
RBS	06/15/2017	USD	713,999	EUR	669,758	—	(3,097)
SCB	06/15/2017	USD	2,740,188	JPY	305,529,620	—	(12,362)
SSB	06/15/2017	JPY	51,718,708	USD	465,594	346	—
SSB	06/15/2017	SEK	3,067,876	USD	344,530	—	(886)
SSB	06/15/2017	USD	394,089	CHF	392,670	263	—
SSB	06/15/2017	USD	442,733	EUR	410,965	2,721	—
SSB	06/15/2017	USD	688,889	SEK	6,102,815	6,871	(1,580)
UBS	06/15/2017	EUR	1,521,152	USD	1,652,176	—	(23,511)
UBS	06/15/2017	GBP	937,656	USD	1,170,127	6,824	—
UBS	06/15/2017	USD	1,064,477	JPY	120,133,200	—	(17,816)

Total						$125,083	$(200,495)

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

INVESTMENTS BY COUNTRY:

Country	Percentage of Total Investments		Value
United States	76.2%		$ 312,447,934
Japan	3.5		14,155,386
United Kingdom	3.1		12,687,750
Canada	1.7		7,089,975
Switzerland	1.5		6,340,298
Germany	1.5		6,035,627
France	1.5		6,033,015
Australia	1.1		4,660,709
Netherlands	0.9		3,775,823
Spain	0.5		2,086,947
Hong Kong	0.5		2,017,864
Ukraine	0.5		1,854,702
Sweden	0.4		1,756,188
Supranational	0.4		1,637,256
Iraq	0.3		1,266,298
Ireland	0.3		1,214,283
Italy	0.3		1,089,275
Guernsey, Channel Islands	0.3		1,015,246
Denmark	0.2		958,576
Mexico	0.2		955,450
Singapore	0.2		794,455
Belgium	0.2		708,571
Israel	0.2		612,677
Finland	0.1		592,721
Austria	0.1		425,266
Norway	0.1		380,736
Luxembourg	0.1		287,625
Bermuda	0.1		218,542
New Zealand	0.0	(H)	97,513
Cayman Islands	0.0	(H)	88,852
Portugal	0.0	(H)	87,232
Macau	0.0	(H)	85,817
Jersey, Channel Islands	0.0	(H)	61,085
Chile	0.0	(H)	60,799
Republic of South Africa	0.0	(H)	50,701
China	0.0	(H)	24,234

Investments, at Value	96.0		393,655,428
Short-Term Investments	4.0		16,382,557

Total Investments	100.0%		$ 410,037,985

The notes are an integral part of this report. Transamerica Series Trust	Page 20	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (V)		Value
ASSETS
Investments
Common Stocks	$105,784,998	$59,927,384	$—	(F)	$165,712,382
Preferred Stocks	—	235,265	—		235,265
Exchange-Traded Fund	7,705,449	—	—		7,705,449
Right	—	13,105	—		13,105
Asset-Backed Securities	—	2,148,763	—		2,148,763
Corporate Debt Securities	—	50,790,971	—		50,790,971
Foreign Government Obligations	—	5,963,841	—		5,963,841
Mortgage-Backed Securities	—	2,783,329	—		2,783,329
Municipal Government Obligation	—	171,566	—		171,566
U.S. Government Agency Obligations	—	72,659,612	—		72,659,612
U.S. Government Obligations	—	85,471,145	—		85,471,145
Securities Lending Collateral	7,799,563	—	—		7,799,563
Repurchase Agreement	—	8,582,994	—		8,582,994

Total Investments	$121,290,010	$288,747,975	$—	(F)	$410,037,985

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$658,506	$—		$658,506
Centrally Cleared Interest Rate Swap Agreements	—	56,732	—		56,732
Over-the-Counter Total Return Swap Agreements	—	158,791	—		158,791
Futures Contracts (W)	267,962	—	—		267,962
Forward Foreign Currency Contracts (W)	—	125,083	—		125,083

Total Other Financial Instruments	$267,962	$999,112	$—		$1,267,074

LIABILITIES
Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$(658,506)	$—		$(658,506)
Futures Contracts (W)	(148,633)	—	—		(148,633)
Forward Foreign Currency Contracts (W)	—	(200,495)	—		(200,495)

Total Other Financial Instruments	$(148,633)	$(859,001)	$—		$(1,007,634)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $7,464,204. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, total value of securities is $63,602, representing less than 0.1% of the Portfolio’s net assets.

(D)	Illiquid security. At March 31, 2017, value of the illiquid security is $0, representing less than 0.1% of the Portfolio’s net assets.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Security deemed worthless.
(G)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $2,562,022, representing 0.7% of the Portfolio’s net assets.

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rates disclosed reflect the yields at March 31, 2017.
(J)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(K)	Perpetual maturity. The date displayed is the next call date.
(L)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after March 31, 2017.
(M)

Aggregate cost for federal income tax purposes is $361,356,455. Aggregate gross unrealized appreciation and depreciation for all securities is $58,292,681 and $9,611,151, respectively. Net unrealized appreciation for tax purposes is $48,681,530.

(N)	Cash in the amount of $482,489 has been segregated by the custodian as collateral for centrally cleared swap agreements.

The notes are an integral part of this report. Transamerica Series Trust	Page 21	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(O)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(P)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(Q)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(R)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(S)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(T)	Cash in the amount of $1,745,569 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(U)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(V)	Level 3 securities were not considered significant to the Portfolio.
(W)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSI	Credit Suisse International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
NGFP	Nomura Global Financial Products, Inc.
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UBS	UBS AG

The notes are an integral part of this report. Transamerica Series Trust	Page 22	March 31, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BKBM	Bank Bill Reference Rate
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
MTN	Medium Term Note
SDR	Swedish Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 23	March 31, 2017 Form N-Q

Transamerica Aegon Government Money Market VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.7%
Federal Agricultural Mortgage Corp.
0.83% (A), 04/03/2018	$ 5,500,000	$ 5,500,000
5.13%, 04/19/2017 (B)	17,500,000	17,538,127
Federal Farm Credit Banks
0.89% (A), 09/28/2018	7,000,000	7,000,986
0.91% (A), 08/01/2017	2,240,000	2,240,077
0.98% (A), 04/20/2017	300,000	299,992
0.99% (A), 04/17/2017	4,810,000	4,809,960
1.00% (A), 11/13/2017	9,700,000	9,700,311
1.03% (A), 06/22/2017	9,700,000	9,699,780
Federal Home Loan Banks
0.83% (A), 01/18/2019	8,500,000	8,503,624
0.89% (A), 06/01/2018	15,000,000	15,000,000
0.98% (A), 10/04/2017	19,500,000	19,501,598
1.03% (A), 08/25/2017	7,800,000	7,801,368
1.06% (A), 10/27/2017	15,500,000	15,500,000
1.09% (A), 12/18/2017	5,550,000	5,555,616
Federal Home Loan Mortgage Corp.
0.75% (A), 08/10/2018, MTN	16,000,000	16,000,000
Federal National Mortgage Association
1.10% (A), 03/21/2018	6,000,000	6,016,240

Total U.S. Government Agency Obligations (Cost $150,667,679)		150,667,679

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.2%
Federal Agricultural Mortgage Corp.
0.89% (A), 05/09/2017	9,400,000	9,399,901
1.00% (A), 08/25/2017	9,250,000	9,250,187
Federal Farm Credit Discount Notes
0.66% (C), 08/07/2017	3,650,000	3,641,565
0.72% (C), 09/08/2017	7,000,000	6,977,911
Federal Home Loan Bank Discount Notes
0.54% (C), 05/02/2017	13,500,000	13,493,781
0.55% (C), 04/28/2017	17,500,000	17,492,886
0.59% (C), 05/03/2017 - 05/05/2017	21,730,000	21,718,475
0.77% (C), 05/17/2017	11,000,000	10,989,318
0.80% (C), 06/21/2017	18,500,000	18,467,324
Federal Home Loan Banks
0.79% (A), 06/01/2017	9,400,000	9,399,762
0.93% (A), 07/12/2017	11,300,000	11,300,000
1.04% (A), 04/19/2017	15,600,000	15,600,000

Total Short-Term U.S. Government Agency Obligations (Cost $147,731,110)		147,731,110

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 8.9%
U.S. Treasury Bill
0.60% (C), 06/01/2017	17,500,000	17,482,505
0.65% (C), 06/22/2017	25,400,000	25,362,972
0.66% (C), 06/29/2017	9,000,000	8,985,538

Total Short-Term U.S. Government Obligations (Cost $51,831,015)		51,831,015

	Principal	Value
REPURCHASE AGREEMENTS - 39.9%

Barclays Capital, Inc. 0.78% (C), dated 03/31/2017, to be repurchased at $39,002,535 on 04/03/2017. Collateralized by U.S. Government Agency Obligations and a U.S. Government Obligation, 1.50% - 6.60%, due 12/31/2018 - 09/15/2046, and with a total value of $40,188,066.

	$ 39,000,000	$ 39,000,000
Barclays Capital, Inc. 1.01% (C), dated 03/23/2017, to be repurchased at $26,845,113 on 05/22/2017. Collateralized by U.S. Government Agency Obligations, 4.74% - 6.60%, due 03/18/2027 - 11/25/2046, and with a total value of $27,336,000. (D)	26,800,000	26,800,000
Goldman Sachs & Co. 0.79% (C), dated 03/31/2017, to be repurchased at $25,301,666 on 04/03/2017. Collateralized by U.S. Government Agency Obligations, 3.00% - 5.50%, due 01/01/2040 - 03/01/2043, and with a total value of $25,806,000.	25,300,000	25,300,000
ING Financial Markets LLC 0.77% (C), dated 03/31/2017, to be repurchased at $31,202,002 on 04/03/2017. Collateralized by U.S. Government Agency Obligations, 1.75%, due 09/12/2019 - 11/26/2019, and with a total value of $31,827,126.	31,200,000	31,200,000
Jefferies LLC 0.95% (C), dated 03/31/2017, to be repurchased at $33,002,613 on 04/03/2017. Collateralized by U.S. Government Agency Obligations, 3.50% - 3.65%, due 01/20/2047 - 12/15/2056, and with a total value of $33,660,000.	33,000,000	33,000,000
Nomura Securities International, Inc. 0.80% (C), dated 03/31/2017, to be repurchased at $78,005,200 on 04/03/2017. Collateralized by U.S. Government Agency Obligations and U.S. Government Obligations, 0.74% (C) - 9.00%, due 04/01/2017 - 10/20/2066, and with a total value of $79,560,000.	78,000,000	78,000,000
State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $181,659 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 01/31/2023, and with a value of $186,640.	181,657	181,657

Total Repurchase Agreements (Cost $233,481,657)		233,481,657

Total Investments (Cost $583,711,461) (E)		583,711,461
Net Other Assets (Liabilities) - 0.3%		1,993,231

Net Assets - 100.0%		$ 585,704,692

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Aegon Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$150,667,679	$—	$150,667,679
Short-Term U.S. Government Agency Obligations	—	147,731,110	—	147,731,110
Short-Term U.S. Government Obligations	—	51,831,015	—	51,831,015
Repurchase Agreements	—	233,481,657	—	233,481,657

Total Investments	$—	$583,711,461	$—	$583,711,461

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of the 144A security is $17,538,127, representing 3.0% of the Portfolio’s net assets.

(C)	Rates disclosed reflect the yields at March 31, 2017.
(D)	Illiquid security. At March 31, 2017, value of the illiquid security is $26,800,000, representing 4.6% of the Portfolio’s net assets.
(E)	Aggregate cost for federal income tax purposes is $583,711,461.
(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 93.3%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 582,000	$ 573,706
6.13%, 01/15/2023 (A)	1,005,000	984,900
7.50%, 03/15/2025 (A)	601,000	616,025
7.75%, 03/15/2020 (A)	386,000	412,055
Triumph Group, Inc.
5.25%, 06/01/2022	820,000	787,200

		3,373,886

Airlines - 2.3%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A) (B)	360,000	365,850
5.50%, 10/01/2019 (A)	1,409,000	1,465,360
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	629,492	650,737
5.63%, 01/15/2021 (A)	403,484	418,615
6.13%, 07/15/2018 (A)	676,000	698,376
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	304,728	319,583
6.13%, 04/29/2018	221,000	229,597
6.90%, 10/19/2023	1,150,652	1,200,993
United Airlines Pass-Through Trust
4.63%, 03/03/2024	254,715	260,446
US Airways Pass-Through Trust
5.38%, 05/15/2023	477,560	498,454
5.45%, 06/03/2018	320,000	328,800
6.75%, 12/03/2022	527,293	570,795

		7,007,606

Auto Components - 0.2%
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	525,000	538,125

Automobiles - 0.2%
Fiat Chrysler Automobiles NV
5.25%, 04/15/2023 (B)	560,000	575,960

Banks - 4.3%
Bank of America Corp.
8.00% (C), 01/30/2018 (D)	1,760,000	1,812,800
Barclays PLC
6.63% (C), 09/15/2019 (D)	1,435,000	1,431,120
8.25% (C), 12/15/2018 (D)	448,000	470,760
BNP Paribas SA
6.75% (C), 03/14/2022 (A) (D)	680,000	687,650
7.63% (C), 03/30/2021 (A) (B) (D)	475,000	504,688
CIT Group, Inc.
4.25%, 08/15/2017	571,000	575,996
5.00%, 05/15/2018 (A)	165,000	166,114
5.00%, 08/15/2022	929,000	972,542
5.25%, 03/15/2018	185,000	189,972
5.50%, 02/15/2019 (A)	177,000	186,071
Citigroup, Inc.
6.30% (C), 05/15/2024 (D)	1,117,000	1,164,472
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	925,000	896,413
JPMorgan Chase & Co.
7.90% (C), 04/30/2018 (D)	1,251,000	1,296,349
Lloyds Banking Group PLC
7.50% (C), 06/27/2024 (B) (D)	1,075,000	1,136,920

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
8.63% (C), 08/15/2021 (D)	$ 440,000	$ 458,700
Societe Generale SA
7.38% (C), 09/13/2021 (A) (D)	550,000	558,580
8.00% (C), 09/29/2025 (A) (D)	520,000	531,700

		13,040,847

Beverages - 0.7%
Cott Beverages, Inc.
5.38%, 07/01/2022	1,142,000	1,164,840
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	872,000	887,522

		2,052,362

Biotechnology - 0.1%
Concordia International Corp.
7.00%, 04/15/2023 (A)	405,000	78,975
9.00%, 04/01/2022 (A) (B)	198,000	142,808
9.50%, 10/21/2022 (A)	578,000	127,160

		348,943

Building Products - 3.4%
Airxcel, Inc.
8.50%, 02/15/2022 (A)	595,000	612,850
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	3,101,000	3,287,060
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	666,000	675,990
10.75%, 08/15/2023 (A)	1,364,000	1,585,650
Griffon Corp.
5.25%, 03/01/2022	1,860,000	1,860,000
Norbord, Inc.
6.25%, 04/15/2023 (A)	818,000	858,900
Ply Gem Industries, Inc.
6.50%, 02/01/2022	1,440,000	1,501,572

		10,382,022

Capital Markets - 1.0%
Credit Suisse Group AG
6.25% (C), 12/18/2024 (A) (D)	166,000	168,642
7.50% (C), 12/11/2023 (A) (D)	1,607,000	1,741,332
Goldman Sachs Capital II
4.00% (C), 05/01/2017 (D)	169,000	141,377
Morgan Stanley
5.45% (C), 07/15/2019 (D)	677,000	689,254
5.55% (C), 07/15/2020 (B) (D)	390,000	401,232

		3,141,837

Chemicals - 0.9%
Hexion, Inc.
6.63%, 04/15/2020	1,677,000	1,542,840
7.88%, 02/15/2023	450,000	274,500
10.00%, 04/15/2020	458,000	456,855
Tronox Finance LLC
6.38%, 08/15/2020 (B)	338,000	339,267
7.50%, 03/15/2022 (A) (B)	129,000	133,515

		2,746,977

Commercial Services & Supplies - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (B)	1,182,000	1,142,108
6.38%, 04/01/2024 (A) (B)	312,000	312,390

		1,454,498

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 2.0%
Abengoa Finance SA
7.75%, 02/01/2020 (A) (E) (F) (G)	$ 350,000	$ 12,425
Abengoa Greenfield SA
6.50%, 10/01/2019 (A) (E) (F) (G)	558,000	19,530
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (A)	1,919,000	1,919,000
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A)	991,000	1,019,491
6.50%, 12/15/2020 (A)	256,000	264,640
K Hovnanian Enterprises, Inc.
7.25%, 10/15/2020 (A)	1,204,000	1,155,840
9.13%, 11/15/2020 (A)	1,442,000	1,182,440
William Lyon Homes, Inc.
5.88%, 01/31/2025 (A)	511,000	514,833

		6,088,199

Consumer Finance - 3.8%
Ally Financial, Inc.
5.75%, 11/20/2025 (B)	481,000	492,424
7.50%, 09/15/2020	894,000	1,004,074
8.00%, 03/15/2020	294,000	330,015
Altice Financing SA
6.63%, 02/15/2023 (A)	730,000	759,930
7.50%, 05/15/2026 (A)	807,000	857,437
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	340,000	350,625
Navient Corp.
4.88%, 06/17/2019, MTN	413,000	422,809
5.00%, 06/15/2018, MTN	440,000	441,650
5.00%, 10/26/2020	209,000	208,477
5.88%, 10/25/2024	743,000	693,078
6.50%, 06/15/2022	190,000	191,662
6.63%, 07/26/2021	441,000	456,435
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (A)	601,000	628,045
7.25%, 12/15/2021 (A)	1,138,000	1,192,055
Springleaf Finance Corp.
5.25%, 12/15/2019	645,000	650,644
6.00%, 06/01/2020	823,000	835,345
7.75%, 10/01/2021 (B)	1,812,000	1,929,780

		11,444,485

Containers & Packaging - 2.5%
ARD Finance SA
7.13%, 09/15/2023
Cash Rate 7.13% (A) (H)	660,000	679,800
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	810,000	819,112
7.25%, 05/15/2024 (A)	200,000	214,000
Ball Corp.
4.38%, 12/15/2020	348,000	364,530
5.25%, 07/01/2025	553,000	585,489
BWAY Holding Co.
5.50%, 04/15/2024 (A) (I)	888,000	895,219
Coveris Holdings SA
7.88%, 11/01/2019 (A)	1,030,000	1,014,550
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	522,000	533,275
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	513,000	542,818
6.38%, 08/15/2025 (A)	178,000	190,238

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	$ 341,000	$ 350,377
5.75%, 10/15/2020	689,000	708,816
6.88%, 02/15/2021	508,786	522,778
7.00%, 07/15/2024 (A) (B)	177,000	189,501

		7,610,503

Diversified Financial Services - 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/30/2020	150,000	158,522
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025 (A) (I)	883,000	890,726
Glen Meadow Pass-Through Trust
3.16% (C), 02/12/2067 (A)	2,327,000	1,995,402
ILFC E-Capital Trust I
4.66% (C), 12/21/2065 (A)	1,578,000	1,491,210
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.50%, 04/15/2021 (A)	848,000	855,420
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022 (A)	539,000	543,043

		5,934,323

Diversified Telecommunication Services - 8.4%
CenturyLink, Inc.
6.45%, 06/15/2021	629,000	668,243
7.50%, 04/01/2024 (B)	242,000	255,840
7.60%, 09/15/2039	1,585,000	1,401,235
7.65%, 03/15/2042	3,213,000	2,823,424
Frontier Communications Corp.
6.88%, 01/15/2025 (B)	110,000	91,025
7.63%, 04/15/2024	1,414,000	1,215,333
9.00%, 08/15/2031	1,383,000	1,189,380
10.50%, 09/15/2022	405,000	410,063
11.00%, 09/15/2025	110,000	106,975
Hughes Satellite Systems Corp.
5.25%, 08/01/2026 (A)	118,000	117,705
6.50%, 06/15/2019	159,000	172,102
6.63%, 08/01/2026 (A)	620,000	633,950
7.63%, 06/15/2021	2,640,000	2,910,600
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (B)	1,038,000	989,992
7.50%, 04/01/2021	1,287,000	1,156,691
8.00%, 02/15/2024 (A) (B)	185,000	196,100
SFR Group SA
7.38%, 05/01/2026 (A)	1,766,000	1,818,980
Sprint Capital Corp.
6.90%, 05/01/2019	590,000	629,825
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	925,000	930,781
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	1,092,000	1,094,730
6.38%, 04/15/2023 (A)	1,922,000	2,003,685
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	400,000	402,000
5.50%, 08/15/2026 (A)	245,000	248,675
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	1,040,000	1,056,900
7.38%, 04/23/2021 (A)	1,641,000	1,706,640
Windstream Services LLC
6.38%, 08/01/2023 (B)	270,000	239,625

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Windstream Services LLC (continued)
7.50%, 04/01/2023 (B)	$ 369,000	$ 346,860
7.75%, 10/01/2021 (B)	473,000	465,905

		25,283,264

Electric Utilities - 1.6%
Elwood Energy LLC
8.16%, 07/05/2026	1,112,529	1,246,032
Homer City Generation, LP
8.14%, 10/01/2019 (E) (F) (G)	245,642	93,344
8.73%, 10/01/2026 (E) (F) (G)	1,987,865	755,389
Red Oak Power LLC
9.20%, 11/30/2029	1,980,000	2,064,150
Terraform Global Operating LLC
9.75%, 08/15/2022 (A)	615,000	689,569

		4,848,484

Electronic Equipment, Instruments & Components - 0.4%
Belden, Inc.
5.50%, 09/01/2022 (A)	1,023,000	1,043,460
Sanmina Corp.
4.38%, 06/01/2019 (A)	279,000	285,278

		1,328,738

Energy Equipment & Services - 2.5%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	1,020,000	969,000
Exterran Energy Solutions, LP / EES Finance Corp.
8.13%, 05/01/2025 (A) (I)	424,000	432,480
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75%, 08/01/2022	1,076,000	1,109,356
Noble Holding International, Ltd.
6.05%, 03/01/2041	527,000	379,440
8.70%, 04/01/2045	449,000	413,080
NuStar Logistics, LP
4.80%, 09/01/2020	828,000	837,853
6.75%, 02/01/2021	461,000	488,660
8.15%, 04/15/2018	647,000	682,585
Rowan Cos., Inc.
4.88%, 06/01/2022	810,000	773,550
7.38%, 06/15/2025	90,000	90,450
Weatherford International LLC
6.80%, 06/15/2037	680,000	654,500
Weatherford International, Ltd.
6.75%, 09/15/2040 (B)	843,000	800,850

		7,631,804

Equity Real Estate Investment Trusts - 1.7%
CBL & Associates, LP
5.25%, 12/01/2023	1,089,000	1,061,632
5.95%, 12/15/2026 (B)	386,000	372,428
Equinix, Inc.
5.38%, 05/15/2027	387,000	399,578
Iron Mountain US Holdings, Inc.
5.38%, 06/01/2026 (A)	507,000	505,732
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	309,000	317,498
iStar, Inc.
6.00%, 04/01/2022	707,000	717,605
Uniti Group, Inc. / CSL Capital LLC
7.13%, 12/15/2024 (A) (B)	419,000	425,285
8.25%, 10/15/2023	999,000	1,053,945

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	$ 330,000	$ 337,778

		5,191,481

Food & Staples Retailing - 1.1%
Albertsons Cos. LLC / Safeway, Inc.
5.75%, 03/15/2025 (A)	642,000	622,740
6.63%, 06/15/2024 (A)	786,000	803,685
Rite Aid Corp.
6.13%, 04/01/2023 (A) (B)	435,000	431,194
6.75%, 06/15/2021	1,348,000	1,353,897

		3,211,516

Food Products - 1.2%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	930,000	939,300
7.25%, 06/01/2021 (A)	909,000	933,997
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A)	363,000	365,723
Post Holdings, Inc.
8.00%, 07/15/2025 (A)	1,119,000	1,256,077

		3,495,097

Gas Utilities - 0.2%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023	731,000	687,140

Health Care Equipment & Supplies - 1.8%
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (A)	1,373,000	1,197,943
Hologic, Inc.
5.25%, 07/15/2022 (A)	735,000	770,831
Mallinckrodt International Finance SA
4.75%, 04/15/2023 (B )	1,455,000	1,233,112
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.50%, 04/15/2025 (A) (B)	552,000	507,840
5.75%, 08/01/2022 (A) (B)	734,000	723,357
Ortho-Clinical Diagnostics, Inc. / Ortho- Clinical Diagnostics SA
6.63%, 05/15/2022 (A) (B)	979,000	910,470

		5,343,553

Health Care Providers & Services - 5.6%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021	150,000	148,313
6.88%, 02/01/2022 (B)	1,911,000	1,643,460
7.13%, 07/15/2020 (B)	2,061,000	1,888,391
DaVita, Inc.
5.13%, 07/15/2024	493,000	497,930
5.75%, 08/15/2022	777,000	804,195
HCA Holdings, Inc.
6.25%, 02/15/2021	831,000	896,961
HCA, Inc.
5.25%, 04/15/2025 - 06/15/2026	1,736,000	1,838,049
5.88%, 02/15/2026	405,000	427,275
7.50%, 02/15/2022	1,799,000	2,057,606
HealthSouth Corp.
5.75%, 11/01/2024 - 09/15/2025	1,378,000	1,384,686
LifePoint Health, Inc.
5.38%, 05/01/2024 (A) (B)	900,000	915,300
5.88%, 12/01/2023 (B)	453,000	466,590
Tenet Healthcare Corp.
4.38%, 10/01/2021	515,000	515,000
5.00%, 03/01/2019	580,000	580,887

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
6.00%, 10/01/2020	$ 341,000	$ 360,608
6.75%, 06/15/2023 (B)	369,000	362,543
8.13%, 04/01/2022 (B)	1,658,000	1,730,537
Universal Health Services, Inc.
4.75%, 08/01/2022 (A)	531,000	545,603

		17,063,934

Health Care Technology - 0.1%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025 (A)	412,000	422,300

Hotels, Restaurants & Leisure - 5.1%
Boyd Gaming Corp.
6.38%, 04/01/2026	165,000	176,550
6.88%, 05/15/2023	1,093,000	1,177,707
FelCor Lodging, LP
5.63%, 03/01/2023	950,000	985,625
International Game Technology PLC
6.50%, 02/15/2025 (A)	2,178,000	2,319,570
MGM Resorts International
6.00%, 03/15/2023	1,537,000	1,659,960
6.63%, 12/15/2021	509,000	563,081
6.75%, 10/01/2020	285,000	313,500
11.38%, 03/01/2018	336,000	362,460
NCL Corp., Ltd.
4.63%, 11/15/2020 (A)	967,000	987,549
4.75%, 12/15/2021 (A)	538,000	546,070
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (A)	663,000	674,603
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	570,000	608,475
10.00%, 12/01/2022	2,623,000	2,796,774
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	648,000	618,840
8.50%, 10/15/2022 (A)	1,581,000	1,640,287

		15,431,051

Household Durables - 2.4%
Beazer Homes USA, Inc.
6.75%, 03/15/2025 (A) (B)	533,000	535,665
8.75%, 03/15/2022 (A)	322,000	352,590
KB Home
7.00%, 12/15/2021	1,231,000	1,359,873
7.25%, 06/15/2018	178,000	187,345
7.63%, 05/15/2023	812,000	878,990
Lennar Corp.
4.13%, 01/15/2022	746,000	751,364
Meritage Homes Corp.
4.50%, 03/01/2018	1,000	1,018
7.00%, 04/01/2022	450,000	504,000
7.15%, 04/15/2020	1,327,000	1,451,247
Tempur Sealy International, Inc.
5.50%, 06/15/2026	485,000	478,210
5.63%, 10/15/2023	779,000	782,895

		7,283,197

Household Products - 0.5%
Kronos Acquisition Holdings, Inc.
9.00%, 08/15/2023 (A)	1,386,000	1,410,255

Independent Power & Renewable Electricity Producers - 2.6%
Calpine Corp.
5.25%, 06/01/2026 (A)	609,000	618,135

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers (continued)
Calpine Corp. (continued)
5.75%, 01/15/2025 (B)	$ 705,000	$ 700,594
6.00%, 01/15/2022 (A)	1,180,000	1,230,150
Dynegy, Inc.
6.75%, 11/01/2019	302,000	310,305
7.63%, 11/01/2024 (B)	880,000	840,400
8.00%, 01/15/2025 (A) (B)	652,000	624,290
NRG Energy, Inc.
6.63%, 01/15/2027 (A)	518,000	516,705
7.25%, 05/15/2026 (B)	1,581,000	1,628,430
7.88%, 05/15/2021 (B)	1,438,000	1,477,545

		7,946,554

Insurance - 0.9%
Genworth Holdings, Inc.
4.90%, 08/15/2023	128,000	106,560
7.20%, 02/15/2021	37,000	34,873
Lincoln National Corp.
3.40% (C), 05/17/2066	2,884,000	2,523,788

		2,665,221

IT Services - 0.5%
First Data Corp.
5.00%, 01/15/2024 (A)	394,000	400,895
5.75%, 01/15/2024 (A)	803,000	828,294
7.00%, 12/01/2023 (A)	355,000	380,738

		1,609,927

Machinery - 1.4%
CNH Industrial Capital LLC
3.88%, 07/16/2018 (B)	600,000	610,500
3.88%, 10/15/2021	450,000	450,230
Meritor, Inc.
6.25%, 02/15/2024	1,108,000	1,135,700
6.75%, 06/15/2021	245,000	253,881
Novelis Corp.
5.88%, 09/30/2026 (A)	309,000	315,566
6.25%, 08/15/2024 (A)	160,000	166,800
Vertiv Group Corp.
9.25%, 10/15/2024 (A)	553,000	591,710
Xerium Technologies, Inc.
9.50%, 08/15/2021	825,000	838,406

		4,362,793

Media - 7.7%
Cablevision Systems Corp.
7.75%, 04/15/2018	998,000	1,040,415
8.00%, 04/15/2020 (B)	1,133,000	1,254,797
8.63%, 09/15/2017	300,000	308,250
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	780,000	801,450
5.13%, 05/01/2027 (A) (I)	879,000	883,395
5.50%, 05/01/2026 (A)	273,000	282,555
5.75%, 02/15/2026 (A)	110,000	115,500
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.75%, 07/15/2025 (A)	400,000	442,250
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,619,000	1,655,710
7.63%, 03/15/2020 (B)	150,000	148,875
7.63%, 03/15/2020	2,988,000	3,010,410
CSC Holdings LLC
6.63%, 10/15/2025 (A)	249,000	270,788
10.13%, 01/15/2023 (A)	449,000	520,840
10.88%, 10/15/2025 (A)	575,000	691,437

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
DISH DBS Corp.
5.00%, 03/15/2023	$ 284,000	$ 285,420
5.88%, 11/15/2024	795,000	834,949
7.75%, 07/01/2026	1,342,000	1,560,075
7.88%, 09/01/2019	1,039,000	1,145,497
iHeartCommunications, Inc.
9.00%, 03/01/2021	100,000	76,000
10.63%, 03/15/2023	587,000	454,925
Regal Entertainment Group
5.75%, 06/15/2023	110,000	114,125
5.75%, 02/01/2025 (B)	702,000	724,815
Unitymedia GmbH
6.13%, 01/15/2025 (A)	525,000	552,563
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	330,000	324,638
6.75%, 09/15/2022 (A)	4,005,000	4,201,205
Ziggo Secured Finance BV
5.50%, 01/15/2027 (A)	1,600,000	1,599,840

		23,300,724

Metals & Mining - 2.5%
ArcelorMittal
7.75%, 10/15/2039	1,385,000	1,571,975
Constellium NV
5.75%, 05/15/2024 (A)	848,000	784,400
6.63%, 03/01/2025 (A) (B)	585,000	562,697
7.88%, 04/01/2021 (A)	250,000	266,875
8.00%, 01/15/2023 (A) (B)	675,000	691,875
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (A)	282,000	323,242
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	910,000	770,087
6.50%, 11/15/2020 (A)	252,000	257,670
6.75%, 02/01/2022 (A)	495,000	507,375
6.88%, 02/15/2023 (A)	494,000	510,055
Teck Resources, Ltd.
3.75%, 02/01/2023 (B)	230,000	223,388
6.00%, 08/15/2040	853,000	859,397
8.50%, 06/01/2024 (A)	146,000	168,448

		7,497,484

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
5.00%, 12/15/2021 (A)	244,000	253,150

Multiline Retail - 0.1%
Dollar Tree, Inc.
5.75%, 03/01/2023	394,000	419,610

Oil, Gas & Consumable Fuels - 7.5%
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88%, 12/15/2024 (A)	718,000	748,515
Callon Petroleum Co.
6.13%, 10/01/2024 (A)	554,000	576,160
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (B)	159,000	159,398
7.50%, 09/15/2020 (B)	624,000	646,620
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025 (A)	540,000	562,950
Chesapeake Energy Corp.
8.00%, 12/15/2022 (A) (B)	1,152,000	1,206,720
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	1,490,000	1,601,750
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	769,000	778,612

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.
5.50%, 04/01/2023	$ 705,000	$ 729,675
Continental Resources, Inc.
4.50%, 04/15/2023	436,000	424,280
5.00%, 09/15/2022	597,000	602,970
Diamondback Energy, Inc.
4.75%, 11/01/2024 (A)	265,000	266,564
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00%, 11/29/2024 (A) (B)	215,000	225,750
9.38%, 05/01/2020	266,000	250,758
Gulfport Energy Corp.
6.00%, 10/15/2024 (A)	217,000	210,490
6.38%, 05/15/2025 (A)	640,000	628,800
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	245,000	305,598
8.05%, 10/15/2030, MTN	134,000	162,222
Oasis Petroleum, Inc.
6.50%, 11/01/2021	120,000	120,300
6.88%, 03/15/2022 (B)	442,000	453,050
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	240,000	242,400
5.38%, 01/15/2025 (A)	505,000	511,312
PDC Energy, Inc.
6.13%, 09/15/2024 (A)	890,000	912,250
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	578,000	622,772
5.88%, 06/30/2026 (A)	705,000	777,324
SM Energy Co.
6.13%, 11/15/2022 (B)	619,000	623,642
6.50%, 11/15/2021 (B)	426,000	436,650
6.50%, 01/01/2023	182,000	184,730
6.75%, 09/15/2026 (B)	118,000	118,959
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	343,000	341,285
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020	463,000	467,630
6.25%, 04/15/2021	920,000	938,400
6.38%, 04/01/2023	1,025,000	1,040,375
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018	509,000	514,090
5.13%, 02/01/2025 (A)	421,000	433,630
6.75%, 03/15/2024	550,000	596,750
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.38%, 05/01/2024	400,000	433,000
Whiting Petroleum Corp.
5.75%, 03/15/2021(B)	815,000	806,850
WildHorse Resource Development Corp.
6.88%, 02/01/2025 (A)	703,000	671,365
WPX Energy, Inc.
5.25%, 09/15/2024	361,000	349,268
6.00%, 01/15/2022	220,000	223,850
8.25%, 08/01/2023	726,000	807,675

		22,715,389

Paper & Forest Products - 0.2%
Boise Cascade Co.
5.63%, 09/01/2024 (A)	555,000	563,325

Personal Products - 0.6%
High Ridge Brands Co.
8.88%, 03/15/2025 (A)	328,000	334,560

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Products (continued)
Revlon Consumer Products Corp.
5.75%, 02/15/2021	$ 1,570,000	$ 1,568,038

		1,902,598

Pharmaceuticals - 1.5%
Endo, Ltd. / Endo Finance LLC
6.00%, 07/15/2023 (A)	1,448,000	1,267,000
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	405,000	326,025
5.88%, 05/15/2023 (A)	1,839,000	1,427,524
6.38%, 10/15/2020 (A) (B)	1,386,000	1,254,330
6.50%, 03/15/2022 (A)	125,000	128,594
7.50%, 07/15/2021 (A)	221,000	193,651

		4,597,124

Professional Services - 0.5%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	1,296,000	1,365,595

Road & Rail - 0.4%
Hertz Corp.
6.25%, 10/15/2022 (B)	695,000	660,250
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (A)	654,000	680,160

		1,340,410

Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology, Inc.
7.50%, 09/15/2023 (A)	166,000	185,298
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (A)	896,000	916,160

		1,101,458

Software - 0.7%
Infor US, Inc.
5.75%, 08/15/2020 (A)	227,000	236,012
6.50%, 05/15/2022	1,267,000	1,301,969
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	475,000	498,750

		2,036,731

Specialty Retail - 1.1%
Claire’s Stores, Inc.
6.13%, 03/15/2020 (A)	490,000	186,200
9.00%, 03/15/2019 (A)	1,577,000	630,800
L Brands, Inc.
6.75%, 07/01/2036	957,000	911,830
6.88%, 11/01/2035 (B)	773,000	745,945
Men’s Wearhouse, Inc.
7.00%, 07/01/2022	889,000	788,987

		3,263,762

Technology Hardware, Storage & Peripherals - 2.7%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.45%, 06/15/2023 (A)	566,000	610,721
5.88%, 06/15/2021 (A)	268,000	281,757
7.13%, 06/15/2024 (A) (B)	268,000	296,268
8.35%, 07/15/2046 (A)	408,000	526,931
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	1,060,000	1,171,300
Riverbed Technology, Inc.
8.88%, 03/01/2023 (A)	1,010,000	1,032,725
Seagate HDD Cayman
4.25%, 03/01/2022 (A)	203,000	201,051
4.75%, 06/01/2023 - 01/01/2025	1,267,000	1,263,470

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman (continued)
4.88%, 06/01/2027	$ 340,000	$ 318,305
5.75%, 12/01/2034	700,000	633,500
Western Digital Corp.
7.38%, 04/01/2023 (A)	880,000	964,700
10.50%, 04/01/2024	831,000	979,541

		8,280,269

Trading Companies & Distributors - 0.7%
United Rentals North America, Inc.
5.50%, 07/15/2025 - 05/15/2027	1,872,000	1,922,160
7.63%, 04/15/2022	200,000	208,250

		2,130,410

Wireless Telecommunication Services - 3.6%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	4,303,000	4,684,891
11.50%, 11/15/2021	955,000	1,198,525
Sprint Corp.
7.88%, 09/15/2023	1,335,000	1,478,513
T-Mobile USA, Inc.
4.00%, 04/15/2022 (B)	360,000	365,850
6.13%, 01/15/2022	65,000	68,656
6.63%, 04/01/2023	299,000	319,087
6.73%, 04/28/2022	2,519,000	2,606,157

		10,721,679

Total Corporate Debt Securities (Cost $278,971,434)		282,446,600

LOAN ASSIGNMENTS - 1.6%
Containers & Packaging - 0.1%
Anchor Glass Container Corp.
1st Lien Term Loan,
4.25% (C), 12/07/2023	387,030	389,449

Electric Utilities - 0.2%
Homer City Generation, LP
Term Loan,
TBD, 02/08/2023 (I) (J)	606,000	563,580

Electrical Equipment - 0.1%
Atkore International, Inc.
1st Lien Term Loan,
4.15% (C), 12/22/2023	321,769	324,182

Energy Equipment & Services - 0.3%
Weatherford International, Ltd.
Term Loan,
3.29% (C), 07/13/2020	922,059	869,040

IT Services - 0.3%
First Data Corp.
Term Loan,
3.98% (C), 03/24/2021	893,837	900,168

Machinery - 0.2%
Cortes NP Acquisition Corp.
Term Loan B,
5.03% (C), 11/30/2023	653,179	658,894

Marine - 0.2%
Commercial Barge Line Co.
1st Lien Term Loan,
9.75% (C), 11/12/2020	707,750	649,361

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software - 0.2%
Kronos, Inc.
2nd Lien Term Loan,
9.28% (C), 11/01/2024	$ 454,000	$ 467,336

Total Loan Assignments (Cost $4,871,618)		4,822,010

	Shares	Value
COMMON STOCKS - 0.4%
Building Products - 0.4%
Associated Materials Group, Inc. (F) (G) (K) (L)	1,120,000	1,041,600

Commercial Services & Supplies - 0.0% (M)
Quad/Graphics, Inc.	40	1,010

Total Common Stocks (Cost $1,075,200)		1,042,610

PREFERRED STOCK - 1.1%
Banks - 1.1%
GMAC Capital Trust I
Series 2, 6.82% (C)	134,975	3,432,414

Total Preferred Stock (Cost $3,231,811)		3,432,414

WARRANT - 0.0% (M)
Building Products - 0.0% (M)
Associated Materials Group, Inc. (F) (G) (K) (L)
Exercise Price $0
Expiration Date 11/17/2023	15,911	13,206

Total Warrant (Cost $0)		13,206

SECURITIES LENDING COLLATERAL - 11.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (N)	33,761,925	33,761,925

Total Securities Lending Collateral (Cost $33,761,925)		33,761,925

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.09% (N), dated 03/31/2017, to be repurchased at $9,203,900 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $9,391,914.	$ 9,203,831	9,203,831

Total Repurchase Agreement (Cost $9,203,831)		9,203,831

Total Investments (Cost $331,115,819) (O)		334,722,596
Net Other Assets (Liabilities) - (10.6)%		(32,112,648)

Net Assets - 100.0%		$ 302,609,948

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$282,446,600	$—	$282,446,600
Loan Assignments	—	4,822,010	—	4,822,010
Common Stocks	1,010	—	1,041,600	1,042,610
Preferred Stock	3,432,414	—	—	3,432,414
Warrant	—	—	13,206	13,206
Securities Lending Collateral	33,761,925	—	—	33,761,925
Repurchase Agreement	—	9,203,831	—	9,203,831

Total Investments	$37,195,349	$296,472,441	$1,054,806	$334,722,596

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $125,392,029, representing 41.4% of the Portfolio’s net assets.

(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $33,073,917. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities in default.
(F)	Non-income producing securities.
(G)	Illiquid securities. At March 31, 2017, total value of illiquid securities is $1,935,494, representing 0.6% of the Portfolio’s net assets.
(H)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(I)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after March 31, 2017.
(J)	All or a portion of the security represents an unsettled loan commitment at March 31, 2017 where the rate will be determined at time of settlement.
(K)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, total value of securities is $1,054,806, representing 0.3% of the Portfolio’s net assets.

(L)	Securities are Level 3 of the fair value hierarchy.
(M)	Percentage rounds to less than 0.1% or (0.1)%.
(N)	Rates disclosed reflect the yields at March 31, 2017.
(O)

Aggregate cost for federal income tax purposes is $331,115,819. Aggregate gross unrealized appreciation and depreciation for all securities is $11,103,349 and $7,496,572, respectively. Net unrealized appreciation for tax purposes is $3,606,777.

(P)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(Q)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2017 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.0%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A,
1.68% (A), 07/25/2036	$ 5,011,721	$ 4,991,851
Edsouth Indenture No. 3 LLC
Series 2012-2, Class A,
1.71% (A), 04/25/2039 (B)	3,199,403	3,187,643
HSBC Home Equity Loan Trust
Series 2007-1, Class A4,
1.34% (A), 03/20/2036	870,121	867,505
Navient Student Loan Trust
Series 2017-1A, Class A2,
1.52% (A), 07/26/2066 (B)	5,000,000	5,017,126
SBA Small Business Investment Cos.
Series 2012-10B, Class 1,
2.25%, 09/10/2022	3,664,305	3,644,699
SLM Student Loan Trust
Series 2005-10, Class B,
1.31% (A), 10/26/2026	2,267,000	2,246,743
Series 2006-2, Class A6,
1.21% (A), 01/25/2041	5,000,000	4,747,018
South Carolina Student Loan Corp.
Series 2010-1, Class A2,
2.04% (A), 07/25/2025	5,084,467	5,120,007

Total Asset-Backed Securities (Cost $29,686,228)		29,822,592

CERTIFICATES OF DEPOSIT - 4.0%
Banks - 4.0%
Mizuho Bank, Ltd.
1.43% (A), 06/05/2017	10,000,000	10,000,000
Wells Fargo Bank NA
1.40% (A), 06/21/2017	10,000,000	9,999,910

Total Certificates of Deposit (Cost $19,999,910)		19,999,910

CORPORATE DEBT SECURITIES - 11.9%
Automobiles - 0.3%
General Motors Co.
3.50%, 10/02/2018	1,645,000	1,681,111

Banks - 2.8%
Bank of America Corp.
3.88%, 08/01/2025, MTN	8,540,000	8,691,388
Barclays Bank PLC
10.18%, 06/12/2021 (B)	1,440,000	1,805,818
Cooperatieve Rabobank UA
11.00% (A), 06/30/2019 (B) (C)	1,400,000	1,634,500
ING Bank NV
5.80%, 09/25/2023 (B)	1,500,000	1,668,888

		13,800,594

Building Products - 0.3%
Owens Corning
4.20%, 12/15/2022	1,500,000	1,568,981

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 1.9%
Goldman Sachs Group, Inc.
4.00%, 03/03/2024	$ 7,800,000	$ 8,086,939
Morgan Stanley
3.75%, 02/25/2023, MTN	1,500,000	1,549,056

		9,635,995

Communications Equipment - 0.3%
Harris Corp.
5.55%, 10/01/2021	1,385,000	1,537,968

Consumer Finance - 0.8%
Discover Financial Services
3.85%, 11/21/2022	2,300,000	2,345,331
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	1,410,000	1,469,427

		3,814,758

Diversified Financial Services - 0.4%
Portmarnock Leasing LLC
1.74%, 10/22/2024	2,006,558	1,957,530

Diversified Telecommunication Services - 3.1%
AT&T, Inc.
2.45%, 06/30/2020	7,655,000	7,654,449
CenturyLink, Inc.
5.80%, 03/15/2022	1,170,000	1,206,562
Verizon Communications, Inc.
4.50%, 09/15/2020	6,320,000	6,726,901

		15,587,912

Insurance - 0.8%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,750,000	1,848,072
Prudential Financial, Inc.
5.38% (A), 05/15/2045	2,265,000	2,370,322

		4,218,394

Media - 0.3%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	1,675,000	1,687,562

Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer Partners, LP
7.60%, 02/01/2024	1,000,000	1,140,817

Road & Rail - 0.7%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (B)	987,790	980,961
7.13%, 10/15/2020 (B)	2,000,000	2,289,086

		3,270,047

Total Corporate Debt Securities (Cost $57,954,705)		59,901,669

MORTGAGE-BACKED SECURITIES - 1.1%
BCAP LLC Trust
Series 2009-RR6, Class 2A1,
3.12% (A), 08/26/2035 (B)	598,966	594,959
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A,
3.55% (A), 09/10/2035 (B)	5,000,000	5,138,431

Total Mortgage-Backed Securities (Cost $5,660,034)		5,733,390

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 1.4%
Texas - 0.9%
North Texas Higher Education Authority, Inc., Revenue Bonds,
Series 1,
1.78% (A), 12/01/2034	$ 4,637,479	$ 4,660,805

Vermont - 0.5%
Vermont Student Assistance Corp., Certificate of Obligation
0.00% (A) (D), 07/28/2034	2,391,086	2,378,700

Total Municipal Government Obligations (Cost $7,016,878)		7,039,505

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.3%
Federal Home Loan Mortgage Corp.
0.88%, 03/07/2018	10,000,000	9,977,380
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.31%, 08/25/2022	5,150,000	5,141,745
3.11%, 02/25/2023	10,000,000	10,352,449
3.31%, 09/25/2025	15,000,000	15,533,219
Federal Home Loan Mortgage Corp. REMIC
4.00%, 02/15/2029	719,776	730,577
Federal National Mortgage Association
1.88%, 12/28/2020 (E)	20,000,000	20,093,300
Government National Mortgage Association
4.59% (A), 06/20/2062	8,765,347	9,154,661
4.62% (A), 10/20/2061	7,776,557	8,009,547
4.65% (A), 10/20/2061	5,598,623	5,789,100
4.66% (A), 09/20/2061	7,238,077	7,470,827
4.69% (A), 12/20/2061	4,197,869	4,339,038
4.72% (A), 07/20/2061	8,119,925	8,372,235
4.73% (A), 08/20/2061	7,305,690	7,570,106
Overseas Private Investment Corp.
5.14%, 12/15/2023	16,400	17,657
Tennessee Valley Authority
2.88%, 02/01/2027	15,000,000	15,053,745
4.25%, 09/15/2065	4,000,000	4,197,244

Total U.S. Government Agency Obligations (Cost $133,301,158)		131,802,830

U.S. GOVERNMENT OBLIGATIONS - 44.4%
U.S. Treasury - 44.4%
U.S. Treasury Bond
2.25%, 08/15/2046	10,000,000	8,463,280
2.50%, 02/15/2046	9,996,000	8,958,915
2.88%, 11/15/2046 (E)	10,100,000	9,799,757
3.00%, 11/15/2045	5,000,000	4,969,140
3.50%, 02/15/2039	1,414,500	1,556,779
4.38%, 05/15/2040	15,881,700	19,718,751
6.25%, 05/15/2030	4,000,000	5,669,532
U.S. Treasury Note
0.75%, 02/15/2019 - 08/15/2019	32,706,400	32,258,920
1.00%, 03/15/2019 - 10/15/2019	12,524,000	12,420,851
1.13%, 02/28/2021 - 06/30/2021	52,560,000	51,258,011
1.25%, 03/31/2021 - 10/31/2021	11,362,000	11,075,978
1.38%, 01/31/2021	5,000,000	4,929,885
1.50%, 12/31/2018 - 08/15/2026	8,508,000	8,279,507
1.63%, 11/30/2020 - 05/15/2026	7,271,400	7,104,129
1.75%, 12/31/2020	7,000,000	7,005,194

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.00%, 09/30/2020 - 08/15/2025	$ 13,478,900	$ 13,342,366
2.25%, 11/15/2025	7,700,000	7,633,526
2.38%, 08/15/2024	8,125,000	8,190,065

Total U.S. Government Obligations (Cost $227,250,960)		222,634,586

COMMERCIAL PAPER - 3.4%
Banks - 1.4%
Commonwealth Bank of Australia
1.21% (F), 09/01/2017	7,000,000	7,000,000

Diversified Consumer Services - 2.0%
Kells Funding LLC
1.14% (F), 05/05/2017	10,000,000	10,000,000

Total Commercial Paper (Cost $17,000,000)		17,000,000

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (F)	24,614,839	24,614,839

Total Securities Lending Collateral (Cost $24,614,839)		24,614,839

	Principal	Value
REPURCHASE AGREEMENTS - 0.7%
Nomura Securities International, Inc. 0.80% (F), dated 03/31/2017, to be repurchased at $3,000,200 on 04/03/2017. Collateralized by U.S. Government Agency Obligations, 3.00% - 6.00%, due 05/01/2018 - 02/01/2047, and with a total value of $3,060,000.	$ 3,000,000	3,000,000
State Street Bank & Trust Co. 0.09% (F), dated 03/31/2017, to be repurchased at $384,158 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $394,230.	384,155	384,155

Total Repurchase Agreements (Cost $3,384,155)		3,384,155

Total Investments (Cost $525,868,867) (G)		521,933,476
Net Other Assets (Liabilities) - (4.1)%		(20,428,073)

Net Assets - 100.0%		$ 501,505,403

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS: (H)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	133	06/30/2017	$16,726	$—
5-Year U.S. Treasury Note	Long	179	06/30/2017	3,554	—
10-Year U.S. Treasury Bond	Short	(95)	06/21/2017	—	(36,831)
10-Year U.S. Treasury Note	Long	134	06/21/2017	38,359	—
U.S. Treasury Bond	Long	61	06/21/2017	37,911	—

Total				$96,550	$(36,831)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$29,822,592	$—	$29,822,592
Certificates of Deposit	—	19,999,910	—	19,999,910
Corporate Debt Securities	—	59,901,669	—	59,901,669
Mortgage-Backed Securities	—	5,733,390	—	5,733,390
Municipal Government Obligations	—	7,039,505	—	7,039,505
U.S. Government Agency Obligations	—	131,802,830	—	131,802,830
U.S. Government Obligations	—	222,634,586	—	222,634,586
Commercial Paper	—	17,000,000	—	17,000,000
Securities Lending Collateral	24,614,839	—	—	24,614,839
Repurchase Agreements	—	3,384,155	—	3,384,155

Total Investments	$24,614,839	$497,318,637	$—	$521,933,476

Other Financial Instruments
Futures Contracts (J)	$96,550	$—	$—	$96,550

Total Other Financial Instruments	$96,550	$—	$—	$96,550

LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(36,831)	$—	$—	$(36,831)

Total Other Financial Instruments	$(36,831)	$—	$—	$(36,831)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $22,317,412, representing 4.5% of the Portfolio’s net assets.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Percentage rounds to less than 0.01% or (0.01)%.
(E)

All or a portion of the securities are on loan. The total value of all securities on loan is $24,126,292. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(F)	Rates disclosed reflect the yields at March 31, 2017.
(G)

Aggregate cost for federal income tax purposes is $525,868,867. Aggregate gross unrealized appreciation and depreciation for all securities is $3,146,564 and $7,081,955, respectively. Net unrealized depreciation for tax purposes is $3,935,391.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	Cash in the amount of $2,118,598 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(I)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 94.9%
U.S. Mixed Allocation Fund - 94.9%
American Funds Insurance Series - Asset Allocation Fund (A)	22,670,393	$ 518,925,305

Total Investment Company (Cost $485,573,737)		518,925,305

	Principal	Value
REPURCHASE AGREEMENT - 5.4%
State Street Bank & Trust Co. 0.09% (B), dated 03/31/2017, to be repurchased at $29,398,285 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $29,988,641.	$ 29,398,064	29,398,064

Total Repurchase Agreement (Cost $29,398,064)		29,398,064

Total Investments (Cost $514,971,801) (C)		548,323,369
Net Other Assets (Liabilities) - (0.3)%		(1,576,763)

Net Assets - 100.0%		$ 546,746,606

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$518,925,305	$—	$—	$518,925,305
Repurchase Agreement	—	29,398,064	—	29,398,064

Total Investments	$518,925,305	$29,398,064	$—	$548,323,369

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at March 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $514,971,801. Aggregate gross unrealized appreciation for all securities is $33,351,568.
(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.3%
International Alternative Fund - 1.5%
Transamerica Unconstrained Bond (A)	2,153,452	$ 21,836,000

International Equity Funds - 13.4%
Transamerica Developing Markets Equity (A)	4,276,961	44,266,546
Transamerica International Equity (A)	4,665,715	82,163,246
Transamerica International Equity Opportunities (A)	5,855,217	45,612,144
Transamerica International Small Cap Value (A)	1,717,625	20,456,909

		192,498,845

U.S. Equity Funds - 24.7%
Transamerica Jennison Growth VP (B)	3,404,389	33,192,794
Transamerica JPMorgan Enhanced Index VP (B)	7,399,222	144,802,772
Transamerica JPMorgan Mid Cap Value VP (B)	1,215,207	24,474,262
Transamerica Large Cap Value (A)	4,934,280	63,849,584
Transamerica Mid Cap Value Opportunities (A)	2,051,159	24,736,978
Transamerica T. Rowe Price Small Cap VP (B)	2,143,506	31,080,837
Transamerica WMC US Growth VP (B)	1,323,442	33,787,475

		355,924,702

U.S. Fixed Income Funds - 42.2%
Transamerica Core Bond (A)	9,670,345	95,736,417
Transamerica Floating Rate (A)	764,385	7,628,566
Transamerica High Yield Bond (A)	9,851,881	91,819,532
Transamerica Intermediate Bond (A)	35,555,013	358,038,979
Transamerica JPMorgan Core Bond VP (B)	4,187,044	54,305,965

		607,529,459

U.S. Mixed Allocation Fund - 16.5%
Transamerica PIMCO Total Return VP (B)	21,042,819	237,362,993

Total Investment Companies (Cost $1,398,905,326)		1,415,151,999

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note
0.75%, 01/31/2018 (C)	$ 11,053,000	11,026,229

Total U.S. Government Obligation (Cost $11,039,386)		11,026,229

REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.09% (D), dated 03/31/2017, to be repurchased at $6,714,050 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $6,849,083.	6,714,000	6,714,000

Total Repurchase Agreement (Cost $6,714,000)		6,714,000

Value
Total Investments (Cost $1,416,658,712) (E)	$ 1,432,892,228
Net Other Assets (Liabilities) - 0.5%	6,649,153

Net Assets - 100.0%	$ 1,439,541,381

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(844)	06/30/2017	$—	$(160,023)
FTSE 100 Index	Short	(80)	06/16/2017	—	(20,392)
Hang Seng Index	Short	(47)	04/27/2017	71,790	—
MSCI EAFE Mini Index	Short	(47)	06/16/2017	—	(85,637)
MSCI Emerging Markets Mini Index	Long	565	06/16/2017	988,795	—
Russell 2000® Mini Index	Long	91	06/16/2017	95,952	—
S&P 500® E-Mini	Long	466	06/16/2017	—	(94,146)
S&P/ASX 200 Index	Short	(66)	06/15/2017	—	(132,451)
S&P/TSX 60 Index	Long	103	06/15/2017	—	(37,112)
TOPIX Index	Long	267	06/08/2017	—	(682,675)
U.S. Treasury Bond	Long	27	06/21/2017	21,453	—

Total				$1,177,990	$(1,212,436)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,415,151,999	$—	$—	$1,415,151,999
U.S. Government Obligation	—	11,026,229	—	11,026,229
Repurchase Agreement	—	6,714,000	—	6,714,000

Total Investments	$1,415,151,999	$17,740,229	$—	$1,432,892,228

Other Financial Instruments
Futures Contracts (G)	$1,177,990	$—	$—	$1,177,990

Total Other Financial Instruments	$1,177,990	$—	$—	$1,177,990

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(1,212,436)	$—	$—	$(1,212,436)

Total Other Financial Instruments	$(1,212,436)	$—	$—	$(1,212,436)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $10,674,085.

(D)	Rate disclosed reflects the yield at March 31, 2017.
(E)

Aggregate cost for federal income tax purposes is $1,416,658,712. Aggregate gross unrealized appreciation and depreciation for all securities is $33,431,163 and $17,197,647, respectively. Net unrealized appreciation for tax purposes is $16,233,516.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.8%
International Alternative Fund - 3.0%
Transamerica Unconstrained Bond (A)	2,776,001	$ 28,148,647

International Equity Funds - 34.8%
Transamerica Developing Markets Equity (A)	8,223,515	85,113,380
Transamerica International Equity (A)	6,496,392	114,401,458
Transamerica International Equity Opportunities (A)	12,415,385	96,715,852
Transamerica International Small Cap Value (A)	2,481,577	29,555,579

		325,786,269

U.S. Alternative Fund - 3.8%
Transamerica Clarion Global Real Estate Securities VP (B)	2,879,185	35,874,643

U.S. Equity Funds - 52.2%
Transamerica Janus Mid-Cap Growth VP (B)	466,194	12,657,163
Transamerica Jennison Growth VP (B)	8,274,742	80,678,732
Transamerica JPMorgan Enhanced Index VP (B)	4,286,679	83,890,301
Transamerica JPMorgan Mid Cap Value VP (B)	400,318	8,062,412
Transamerica Large Cap Value (A)	11,392,503	147,418,994
Transamerica Mid Cap Growth (A)	855,514	11,386,893
Transamerica Mid Cap Value Opportunities (A)	1,446,862	17,449,160
Transamerica Small Cap Value (A)	1,714,145	19,095,573
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	3,075	1,909
Transamerica T. Rowe Price Small Cap VP (B)	1,929,069	27,971,497
Transamerica WMC US Growth VP (B)	3,131,920	79,957,906

		488,570,540

U.S. Fixed Income Fund - 3.0%
Transamerica High Yield Bond (A)	2,966,784	27,650,424

Total Investment Companies (Cost $854,483,376)		906,030,523

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.9%
U.S. Treasury - 0.9%
U.S. Treasury Note
0.75%, 01/31/2018 (H)	$ 8,520,000	8,499,364

Total U.S. Government Obligation (Cost $8,509,010)		8,499,364

REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.09% (I), dated 03/31/2017, to be repurchased at $21,836,137 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $22,276,974.	21,835,974	21,835,974

Total Repurchase Agreement (Cost $21,835,974)		21,835,974

Value
Total Investments (Cost $884,828,360) (J)	$ 936,365,861

Net Other Assets (Liabilities) - (0.0)% (K)	(327,458)

Net Assets - 100.0%	$ 936,038,403

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(194)	06/30/2017	$—	$(36,782)
FTSE 100 Index	Short	(52)	06/16/2017	—	(13,255)
Hang Seng Index	Short	(31)	04/27/2017	47,348	—
MSCI EAFE Mini Index	Long	70	06/16/2017	121,492	—
MSCI Emerging Markets Mini Index	Long	389	06/16/2017	671,750	—
Russell 2000® Mini Index	Long	484	06/16/2017	493,617	—
S&P 500® E-Mini	Long	545	06/16/2017	—	(110,106)
S&P/ASX 200 Index	Short	(43)	06/15/2017	—	(86,294)
S&P/TSX 60 Index	Long	68	06/15/2017	—	(24,501)
TOPIX Index	Long	172	06/08/2017	—	(439,666)

Total				$1,334,207	$(710,604)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$906,028,614	$—	$—	$906,028,614
U.S. Government Obligation	—	8,499,364	—	8,499,364
Repurchase Agreement	—	21,835,974	—	21,835,974

Total	$906,028,614	$30,335,338	$—	$936,363,952

Investment Companies Measured at Net Asset Value (M)				1,909

Total Investments				936,365,861

Other Financial Instruments
Futures Contracts (N)	$1,334,207	$—	$—	$1,334,207

Total Other Financial Instruments	$1,334,207	$—	$—	$1,334,207

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(710,604)	$—	$—	$(710,604)

Total Other Financial Instruments	$(710,604)	$—	$—	$(710,604)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Investment in an affiliated company of Transamerica Asset Management, Inc.
(E)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, value of the security is $1,909, representing less than 0.1% of the Portfolio’s net assets.

(F)	Illiquid security. At March 31, 2017, value of the illiquid security is $1,909, representing less than 0.1% of the Portfolio’s net assets.
(G)	Restricted security. At March 31, 2017, the restricted security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$1,909	0.0	%(K)

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $8,364,692.

(I)	Rate disclosed reflects the yield at March 31, 2017.
(J)

Aggregate cost for federal income tax purposes is $884,828,360. Aggregate gross unrealized appreciation and depreciation for all securities is $55,310,401 and $3,772,900, respectively. Net unrealized appreciation for tax purposes is $51,537,501.

(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.6%
International Alternative Funds - 1.5%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	70,452	$ 404,557
Transamerica Unconstrained Bond (F)	7,459,889	75,643,271

		76,047,828

International Equity Funds - 24.2%
Transamerica Developing Markets Equity (F)	24,088,251	249,313,393
Transamerica International Equity (F)	26,985,124	475,208,028
Transamerica International Equity Opportunities (F)	44,602,329	347,452,142
Transamerica International Small Cap Value (F)	10,456,086	124,531,979

		1,196,505,542

U.S. Alternative Fund - 2.9%
Transamerica Clarion Global Real Estate Securities VP (G)	11,553,962	143,962,366

U.S. Equity Funds - 44.7%
Transamerica Janus Mid-Cap Growth VP (G)	3,103,032	84,247,306
Transamerica Jennison Growth VP (G)	24,421,435	238,108,996
Transamerica JPMorgan Enhanced Index VP (G)	37,788,252	739,516,092
Transamerica JPMorgan Mid Cap Value VP (G)	3,890,077	78,346,158
Transamerica Large Cap Value (F)	36,252,828	469,111,598
Transamerica Mid Cap Growth (F)	5,839,485	77,723,551
Transamerica Mid Cap Value Opportunities (F)	6,560,679	79,121,787
Transamerica Small Cap Value (F)	6,667,601	74,277,073
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	16,244	10,084
Transamerica T. Rowe Price Small Cap VP (G)	9,171,823	132,991,435
Transamerica WMC US Growth VP (G)	9,240,133	235,900,600

		2,209,354,680

U.S. Fixed Income Funds - 17.7%
Transamerica Core Bond (F)	15,748,938	155,914,485
Transamerica Floating Rate (F)	16,682,947	166,495,808
Transamerica High Yield Bond (F)	27,481,015	256,123,057
Transamerica Intermediate Bond (F)	29,494,203	297,006,620

		875,539,970

U.S. Mixed Allocation Fund - 5.6%
Transamerica PIMCO Total Return VP (G)	24,304,851	274,158,720

Total Investment Companies (Cost $4,520,228,956)		4,775,569,106

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note
0.75%, 01/31/2018 (H)	$ 36,188,000	36,100,353

Total U.S. Government Obligation (Cost $36,138,203)		36,100,353

Principal	Value
REPURCHASE AGREEMENT - 2.3%

State Street Bank & Trust Co. 0.09% (I), dated 03/31/2017, to be repurchased at $111,351,718 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $113,580,183.

$ 111,350,883	$ 111,350,883

Total Repurchase Agreement (Cost $111,350,883)	111,350,883

Total Investments (Cost $4,667,718,042) (J)	4,923,020,342
Net Other Assets (Liabilities) - 0.4%	20,398,499

Net Assets - 100.0%	$ 4,943,418,841

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(3,819)	06/30/2017	$—	$(724,086)
FTSE 100 Index	Short	(273)	06/16/2017	—	(69,592)
Hang Seng Index	Short	(162)	04/27/2017	247,434	—
MSCI EAFE Mini Index	Long	218	06/16/2017	333,547	—
MSCI Emerging Markets Mini Index	Long	2,087	06/16/2017	3,558,095	—
Russell 2000® Mini Index	Long	567	06/16/2017	543,710	—
S&P 500® E-Mini	Long	2,518	06/16/2017	—	(508,712)
S&P/ASX 200 Index	Short	(226)	06/15/2017	—	(453,545)
S&P/TSX 60 Index	Long	357	06/15/2017	—	(128,633)
TOPIX Index	Long	910	06/08/2017	—	(2,326,305)
U.S. Treasury Bond	Long	342	06/21/2017	271,745	—

Total				$4,954,531	$(4,210,873)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,775,154,465	$—	$—	$4,775,154,465
U.S. Government Obligation	—	36,100,353	—	36,100,353
Repurchase Agreement	—	111,350,883	—	111,350,883

Total	$4,775,154,465	$147,451,236	$—	$4,922,605,701

Investment Companies Measured at Net Asset Value (L)				414,641

Total Investments				$4,923,020,342

Other Financial Instruments
Futures Contracts (M)	$4,954,531	$—	$—	$4,954,531

Total Other Financial Instruments	$4,954,531	$—	$—	$4,954,531

LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(4,210,873)	$—	$—	$(4,210,873)

Total Other Financial Instruments	$(4,210,873)	$—	$—	$(4,210,873)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in an affiliated company of Transamerica Asset Management, Inc.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, total value of securities is $414,641, representing less than 0.1% of the Portfolio’s net assets.

(D)	Illiquid securities. At March 31, 2017, total value of illiquid securities is $414,641, representing less than 0.1% of the Portfolio’s net assets.
(E)	Restricted securities. At March 31, 2017, the restricted securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$724,839	$404,557	0.0	%(N)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	10,084	0.0	(N)

Total			$887,276	$414,641	0.0	%(N)

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(H)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $34,633,913.

(I)	Rate disclosed reflects the yield at March 31, 2017.
(J)

Aggregate cost for federal income tax purposes is $4,667,718,042. Aggregate gross unrealized appreciation and depreciation for all securities is $284,153,430 and $28,851,130, respectively. Net unrealized appreciation for tax purposes is $255,302,300.

(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(N)	Percentage rounds to less than 0.1% or (0.1)%.

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.9%
International Alternative Funds - 1.6%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	36,728	$ 210,902
Transamerica Unconstrained Bond (F)	9,475,731	96,083,914

		96,294,816

International Equity Funds - 18.5%
Transamerica Developing Markets Equity (F)	24,439,514	252,948,970
Transamerica International Equity (F)	25,703,988	452,647,221
Transamerica International Equity Opportunities (F)	40,002,611	311,620,341
Transamerica International Small Cap Value (F)	9,926,367	118,223,036

		1,135,439,568

U.S. Equity Funds - 36.5%
Transamerica Janus Mid-Cap Growth VP (G)	3,691,286	100,218,406
Transamerica Jennison Growth VP (G)	25,618,205	249,777,497
Transamerica JPMorgan Enhanced Index VP (G)	37,643,242	736,678,239
Transamerica JPMorgan Mid Cap Value VP (G)	3,282,992	66,119,465
Transamerica Large Cap Value (F)	37,336,620	483,135,857
Transamerica Mid Cap Growth (F)	5,331,921	70,967,870
Transamerica Mid Cap Value Opportunities (F)	8,348,092	100,677,994
Transamerica Small Cap Value (F)	5,101,208	56,827,460
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	5,959	3,700
Transamerica T. Rowe Price Small Cap VP (G)	8,684,908	125,931,160
Transamerica WMC US Growth VP (G)	9,654,892	246,489,386

		2,236,827,034

U.S. Fixed Income Funds - 29.4%
Transamerica Core Bond (F)	36,470,288	361,055,850
Transamerica Floating Rate (F)	10,976,009	109,540,567
Transamerica High Yield Bond (F)	40,037,872	373,152,966
Transamerica Intermediate Bond (F)	91,773,183	924,155,957
Transamerica JPMorgan Core Bond VP (G)	2,241,999	29,078,728

		1,796,984,068

U.S. Mixed Allocation Fund - 10.9%
Transamerica PIMCO Total Return VP (G)	58,965,926	665,135,649

Total Investment Companies (Cost $5,735,550,615)		5,930,681,135

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note
0.75%, 01/31/2018 (H)	$ 41,108,000	41,008,437

Total U.S. Government Obligation (Cost $41,050,227)		41,008,437

Principal	Value
REPURCHASE AGREEMENT - 2.5%

State Street Bank & Trust Co. 0.09% (I), dated 03/31/2017, to be repurchased at $149,968,377 on 04/03/2017. Collateralized by U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $152,971,607.

$ 149,967,252	$ 149,967,252

Total Repurchase Agreement (Cost $149,967,252)	149,967,252

Total Investments (Cost $5,926,568,094) (J)	6,121,656,824
Net Other Assets (Liabilities) - (0.1)%	(4,256,206)

Net Assets - 100.0%	$ 6,117,400,618

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(4,352)	06/30/2017	$—	$(825,144)
FTSE 100 Index	Short	(339)	06/16/2017	—	(86,415)
Hang Seng Index	Short	(201)	04/27/2017	306,997	—
MSCI EAFE Mini Index	Short	(163)	06/16/2017	—	(94,972)
MSCI Emerging Markets Mini Index	Long	2,589	06/16/2017	4,530,961	—
Russell 2000® Mini Index	Long	431	06/16/2017	454,458	—
S&P 500® E-Mini	Long	2,509	06/16/2017	—	(506,893)
S&P/ASX 200 Index	Short	(281)	06/15/2017	—	(563,921)
S&P/TSX 60 Index	Long	443	06/15/2017	—	(159,622)
TOPIX Index	Long	1,131	06/08/2017	—	(2,889,798)
U.S. Treasury Bond	Long	392	06/21/2017	311,473	—

Total				$5,603,889	$(5,126,765)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,930,466,533	$—	$—	$5,930,466,533
U.S. Government Obligation	—	41,008,437	—	41,008,437
Repurchase Agreement	—	149,967,252	—	149,967,252

Total	$5,930,466,533	$190,975,689	$—	$6,121,442,222

Investment Companies Measured at Net Asset Value (L)				214,602

Total Investments				6,121,656,824

Other Financial Instruments
Futures Contracts (M)	$5,603,889	$—	$—	$5,603,889

Total Other Financial Instruments	$5,603,889	$—	$—	$5,603,889

LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(5,126,765)	$—	$—	$(5,126,765)

Total Other Financial Instruments	$(5,126,765)	$—	$—	$(5,126,765)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, total value of securities is $214,602, representing less than 0.1% of the Portfolio’s net assets.

(C)	Illiquid securities. At March 31, 2017, total value of illiquid securities is $214,602, representing less than 0.1% of the Portfolio’s net assets.
(D)	Investment in an affiliated company of Transamerica Asset Management, Inc.
(E)	Restricted securities. At March 31, 2017, the restricted securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$377,870	$210,902	0.0	%(N)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	3,700	0.0	(N)

Total			$437,464	$214,602	0.0	%(N)

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(H)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $37,265,524.

(I)	Rate disclosed reflects the yield at March 31, 2017.
(J)

Aggregate cost for federal income tax purposes is $5,926,568,094. Aggregate gross unrealized appreciation and depreciation for all securities is $248,295,446 and $53,206,716, respectively. Net unrealized appreciation for tax purposes is $195,088,730.

(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(N)	Percentage rounds to less than 0.1% or (0.1)%.

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 7.1%
General Dynamics Corp.	90,100	$ 16,866,720
Raytheon Co.	162,100	24,720,250
United Technologies Corp.	204,164	22,909,243

		64,496,213

Airlines - 1.9%
Southwest Airlines Co.	320,500	17,230,080

Auto Components - 1.3%
Adient PLC	160,665	11,675,526

Banks - 12.2%
Bank of America Corp.	1,644,400	38,791,396
JPMorgan Chase & Co.	335,300	29,452,752
PNC Financial Services Group, Inc.	83,000	9,979,920
Wells Fargo & Co.	581,400	32,360,724

		110,584,792

Building Products - 1.8%
Johnson Controls International PLC	397,652	16,749,102

Capital Markets - 5.9%
Ameriprise Financial, Inc.	118,200	15,328,176
State Street Corp.	475,400	37,846,594

		53,174,770

Chemicals - 3.4%
Dow Chemical Co.	114,600	7,281,684
E.I. du Pont de Nemours & Co.	290,500	23,335,865

		30,617,549

Consumer Finance - 3.0%
American Express Co.	346,500	27,411,615

Diversified Telecommunication Services - 6.1%
AT&T, Inc.	605,442	25,156,115
Verizon Communications, Inc.	626,000	30,517,500

		55,673,615

Electric Utilities - 2.6%
Entergy Corp., Class B	316,200	24,018,552

Food & Staples Retailing - 3.0%
Wal-Mart Stores, Inc.	374,500	26,993,960

Food Products - 1.0%
Tyson Foods, Inc., Class A	147,200	9,083,712

Health Care Equipment & Supplies - 2.8%
Medtronic PLC	310,400	25,005,824

Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	209,600	17,092,880

Household Durables - 1.0%
Whirlpool Corp.	51,700	8,857,761

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	79,800	9,964,626

	Shares	Value
COMMON STOCKS (continued)
Insurance - 4.0%
Loews Corp.	373,700	$ 17,477,949
XL Group, Ltd.	463,800	18,487,068

		35,965,017

IT Services - 2.2%
International Business Machines Corp.	113,900	19,834,546

Machinery - 2.5%
Stanley Black & Decker, Inc.	169,931	22,578,732

Multiline Retail - 1.7%
Target Corp.	278,800	15,386,972

Oil, Gas & Consumable Fuels - 9.7%
BP PLC, ADR	801,248	27,659,081
ConocoPhillips	453,731	22,627,565
Occidental Petroleum Corp.	300,959	19,068,762
Phillips 66	234,800	18,600,856

		87,956,264

Pharmaceuticals - 14.0%
Johnson & Johnson	275,000	34,251,250
Merck & Co., Inc.	584,400	37,132,776
Pfizer, Inc.	1,222,300	41,814,883
Sanofi, ADR	309,300	13,995,825

		127,194,734

Road & Rail - 1.4%
Norfolk Southern Corp.	114,200	12,786,974

Specialty Retail - 1.2%
Gap, Inc., Class A	439,200	10,668,168

Tobacco - 6.9%
Altria Group, Inc.	339,700	24,261,374
Philip Morris International, Inc.	335,300	37,855,370

		62,116,744

Total Common Stocks (Cost $736,301,138)		903,118,728

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.09% (A), dated 03/31/2017, to be repurchased at $935,851 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $957,646.	$ 935,844	935,844

Total Repurchase Agreement (Cost $935,844)		935,844

Total Investments (Cost $737,236,982) (B)		904,054,572
Net Other Assets (Liabilities) - 0.2%		2,163,041

Net Assets - 100.0%		$ 906,217,613

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$903,118,728	$—	$—	$903,118,728
Repurchase Agreement	—	935,844	—	935,844

Total Investments	$903,118,728	$935,844	$—	$904,054,572

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2017.
(B)

Aggregate cost for federal income tax purposes is $737,236,982. Aggregate gross unrealized appreciation and depreciation for all securities is $198,746,844 and $31,929,254, respectively. Net unrealized appreciation for tax purposes is $166,817,590.

(C)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica BlackRock Equity Smart Beta 100 VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 25.0%
iShares Edge MSCI Min Vol EAFE ETF	95,311	$ 6,290,526
iShares Edge MSCI Min Vol Emerging Markets ETF	33,052	1,768,282

		8,058,808

U.S. Equity Funds - 74.9%
iShares Edge MSCI Min Vol USA ETF	109,973	5,247,911
iShares Edge MSCI USA Momentum Factor ETF	63,466	5,245,465
iShares Edge MSCI USA Quality Factor ETF	72,753	5,296,418
iShares Edge MSCI USA Size Factor ETF	40,766	3,080,687
iShares Edge MSCI USA Value Factor ETF	72,490	5,300,469

		24,170,950

Total Exchange-Traded Funds (Cost $30,838,550)		32,229,758

Total Investments (Cost $30,838,550) (A)		32,229,758
Net Other Assets (Liabilities) - 0.1%		39,877

Net Assets - 100.0%		$ 32,269,635

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$32,229,758	$—	$—	$32,229,758

Total Investments	$32,229,758	$—	$—	$32,229,758

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Aggregate cost for federal income tax purposes is $30,838,550. Aggregate gross unrealized appreciation for all securities is $1,391,208.
(B)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.0%
International Mixed Allocation Fund - 95.0%
Transamerica Blackrock Global Allocation VP (A)	19,957,919	$ 176,428,004

Total Investment Company (Cost $184,184,957)		176,428,004

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
State Street Bank & Trust Co. 0.09% (B), dated 03/31/2017, to be repurchased at $9,128,915 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $9,316,500.	$ 9,128,846	9,128,846

Total Repurchase Agreement (Cost $9,128,846)		9,128,846

Total Investments (Cost $193,313,803) (C)		185,556,850
Net Other Assets (Liabilities) - 0.1%		95,156

Net Assets - 100.0%		$ 185,652,006

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$176,428,004	$—	$—	$176,428,004
Repurchase Agreement	—	9,128,846	—	9,128,846

Total Investments	$176,428,004	$9,128,846	$—	$185,556,850

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at March 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $193,313,803. Net unrealized depreciation for tax purposes is $7,756,953.
(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.3%
International Mixed Allocation Fund - 95.3%
Transamerica Blackrock Global Allocation VP (A)	18,959,075	$ 167,598,223

Total Investment Company (Cost $176,697,719)		167,598,223

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co. 0.09% (B), dated 03/31/2017, to be repurchased at $5,550,336 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $5,661,932.	$ 5,550,295	5,550,295

Total Repurchase Agreement (Cost $5,550,295)		5,550,295

Total Investments (Cost $182,248,014) (C)		173,148,518
Net Other Assets (Liabilities) - 1.5%		2,622,755

Net Assets - 100.0%		$ 175,771,273

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Long	74	06/19/2017	$102,616	$—
EURO STOXX 50® Index	Long	236	06/16/2017	218,927	—
FTSE 100 Index	Long	25	06/16/2017	—	(1,713)
GBP Currency	Long	35	06/19/2017	75,222	—
JPY Currency	Long	82	06/19/2017	246,960	—
MSCI Emerging Markets Mini Index	Long	45	06/16/2017	96,039	—
Nikkei 225 Index	Long	47	06/08/2017	—	(130,908)
Russell 2000® Mini Index	Long	7	06/16/2017	5,954	—
S&P 500® E-Mini	Long	163	06/16/2017	—	(16,015)
S&P Midcap 400® E-Mini Index	Long	17	06/16/2017	14,777	—

Total				$760,495	$(148,636)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$167,598,223	$—	$—	$167,598,223
Repurchase Agreement	—	5,550,295	—	5,550,295

Total Investments	$167,598,223	$5,550,295	$—	$173,148,518

Other Financial Instruments
Futures Contracts (E)	$760,495	$—	$—	$760,495

Total Other Financial Instruments	$760,495	$—	$—	$760,495

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(148,636)	$—	$—	$(148,636)

Total Other Financial Instruments	$(148,636)	$—	$—	$(148,636)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at March 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $182,248,014. Aggregate gross unrealized depreciation for all securities is $9,099,496.
(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 51.7%
Belgium - 0.5%
Anheuser-Busch InBev SA	62,770	$ 6,890,495
Umicore SA	30,207	1,720,806

		8,611,301

Bermuda - 0.0% (A)
Axis Capital Holdings, Ltd.	4,503	301,836

Canada - 0.6%
EnCana Corp.	485,931	5,690,252
Fairfax Financial Holdings, Ltd.	3,188	1,450,824
Platinum Group Metals, Ltd. (B) (C)	342,388	558,092
Platinum Group Metals, Ltd. (B) (C)	67,342	110,899
Toronto-Dominion Bank	57,393	2,874,721

		10,684,788

China - 0.4%
Alibaba Group Holding, Ltd., ADR (B)	58,498	6,307,839
Haitian International Holdings, Ltd., Series B	399,000	928,253
Want Want China Holdings, Ltd. (C)	452,000	312,908

		7,549,000

Czech Republic - 0.0% (A)
CEZ AS	21,454	369,284

Finland - 0.3%
Nokia OYJ	1,015,378	5,448,521

France - 3.2%
Accor SA	58,817	2,450,230
Airbus SE	63,741	4,850,361
AXA SA	102,066	2,640,981
BNP Paribas SA	47,420	3,158,187
Cie de Saint-Gobain	47,617	2,445,152
Cie Generale des Etablissements Michelin, Class B	14,888	1,808,224
Danone SA	144,313	9,816,048
Dassault Aviation SA	2,277	2,895,248
LVMH Moet Hennessy Louis Vuitton SE	14,002	3,074,849
Safran SA	84,932	6,345,099
Sanofi	56,834	5,130,553
Sodexo SA	11,594	1,363,625
TOTAL SA, ADR	3,672	185,142
TOTAL SA	79,704	4,031,613
Ubisoft Entertainment SA (B)	64,471	2,754,201
Unibail-Rodamco SE, REIT (C)	9,851	2,302,532
Vinci SA	30,397	2,409,364

		57,661,409

Germany - 1.7%
BASF SE, Class R	25,921	2,569,472
Bayer AG	65,379	7,536,088
Deutsche Telekom AG	241,630	4,233,886
Evonik Industries AG	58,580	1,910,102
GEA Group AG	49,056	2,084,944
Innogy SE (B) (D)	215,709	8,142,737
Siemens AG, Class A	17,610	2,412,167
Vonovia SE	68,934	2,428,986

		31,318,382

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 0.6%
Brilliance China Automotive Holdings, Ltd.	668,000	$ 1,117,416
Cheung Kong Infrastructure Holdings, Ltd.	54,000	423,856
China Mobile, Ltd., ADR	10,379	573,232
CLP Holdings, Ltd.	55,500	580,245
Hang Lung Properties, Ltd.	110,000	285,917
HKT Trust & HKT, Ltd.	328,000	424,587
Jardine Matheson Holdings, Ltd.	7,400	475,450
Link REIT	67,500	472,930
Power Assets Holdings, Ltd.	47,500	409,509
Sino Land Co., Ltd.	202,000	354,017
Sun Hung Kai Properties, Ltd.	335,000	4,922,731
Swire Pacific, Ltd., Class A	43,500	434,356
Wharf Holdings, Ltd.	69,000	592,202

		11,066,448

Indonesia - 0.1%
Siloam International Hospitals Tbk PT (B)	2,009,963	2,111,702

Ireland - 0.3%
Accenture PLC, Class A	2,925	350,649
Medtronic PLC	10,043	809,064
Perrigo Co. PLC (C)	74,267	4,930,586

		6,090,299

Italy - 0.9%
Ei Towers SpA (C)	58,411	3,283,887
Enel SpA	705,964	3,324,282
Luxottica Group SpA	49,828	2,750,849
RAI Way SpA (D)	291,205	1,516,008
Snam SpA	59,086	255,536
Telecom Italia SpA (B)	5,004,851	4,481,008

		15,611,570

Japan - 9.3%
Aisin Seiki Co., Ltd.	44,200	2,171,688
Ajinomoto Co., Inc.	170,800	3,369,821
Alfresa Holdings Corp.	19,300	334,409
Alpine Electronics, Inc.	13,500	194,139
Asahi Group Holdings, Ltd.	63,400	2,396,364
Asahi Kasei Corp.	250,000	2,425,222
Astellas Pharma, Inc.	23,200	305,499
Bridgestone Corp.	94,600	3,826,316
Canon Marketing Japan, Inc.	16,400	326,144
Chiyoda Corp.	51,000	328,914
Chubu Electric Power Co., Inc.	80,500	1,078,106
COMSYS Holdings Corp.	19,700	351,956
Daikin Industries, Ltd.	22,500	2,260,509
Denso Corp.	105,800	4,653,756
East Japan Railway Co.	79,200	6,896,297
Exedy Corp.	11,300	322,770
Fuji Heavy Industries, Ltd. (C)	97,200	3,564,786
FUJIFILM Holdings Corp.	12,400	484,283
Futaba Industrial Co., Ltd.	55,600	399,034
GS Yuasa Corp.	179,000	834,465
Hino Motors, Ltd.	34,100	412,582
Hirose Electric Co., Ltd. (C)	3,300	456,481
Hitachi Chemical Co., Ltd.	73,900	2,044,480
Honda Motor Co., Ltd.	81,100	2,441,086
Hoya Corp.	126,800	6,100,250
Inpex Corp.	350,200	3,442,863
Japan Airlines Co., Ltd.	194,000	6,144,292
Japan Tobacco, Inc.	14,100	458,222
Kamigumi Co., Ltd.	36,000	311,075
KDDI Corp.	63,100	1,656,141
Keyence Corp.	3,500	1,401,509

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kinden Corp.	59,200	$ 826,343
Koito Manufacturing Co., Ltd.	24,000	1,248,181
Komatsu, Ltd.	133,200	3,471,479
Kubota Corp.	140,200	2,104,322
Kuraray Co., Ltd.	24,400	369,956
Kurita Water Industries, Ltd.	13,800	333,813
Kyocera Corp.	16,400	913,615
Kyushu Railway Co.	44,000	1,353,633
Mabuchi Motor Co., Ltd.	10,000	563,191
Maeda Road Construction Co., Ltd.	23,000	406,368
Makita Corp.	11,400	399,353
Medipal Holdings Corp.	22,100	346,597
Mitsubishi Electric Corp.	442,600	6,348,982
Mitsubishi Estate Co., Ltd.	356,000	6,491,332
Mitsubishi UFJ Financial Group, Inc.	525,800	3,304,610
MS&AD Insurance Group Holdings, Inc.	48,200	1,532,633
Murata Manufacturing Co., Ltd.	31,300	4,451,949
Nintendo Co., Ltd.	17,000	3,944,983
Nippo Corp.	23,000	436,118
Nippon Telegraph & Telephone Corp.	15,300	653,064
Nippon Television Holdings, Inc.	33,200	571,673
Nitto Denko Corp.	38,500	2,974,733
NTT DOCOMO, Inc.	43,800	1,019,954
Okumura Corp.	159,000	965,454
Otsuka Holdings Co., Ltd.	13,400	604,462
Rinnai Corp.	12,400	986,832
Rohm Co., Ltd.	45,600	3,030,989
Sawai Pharmaceutical Co., Ltd. (C)	6,600	356,885
Secom Co., Ltd.	7,200	515,376
Seino Holdings Co., Ltd.	25,200	282,943
Seven & i Holdings Co., Ltd.	6,100	239,003
Shimamura Co., Ltd.	3,400	449,241
Shin-Etsu Chemical Co., Ltd.	89,900	7,787,619
SHO-BOND Holdings Co., Ltd.	4,400	193,461
SKY Perfect JSAT Holdings, Inc.	38,200	161,268
Sompo Holdings, Inc.	98,700	3,616,252
Sony Financial Holdings, Inc. (C)	94,200	1,513,732
Stanley Electric Co., Ltd.	16,000	456,301
Sumco Corp.	126,600	2,108,294
Sumitomo Electric Industries, Ltd.	144,900	2,402,635
Sumitomo Mitsui Financial Group, Inc.	174,200	6,329,282
Suzuken Co., Ltd.	9,800	321,297
Suzuki Motor Corp.	177,200	7,356,673
Toda Corp.	166,000	999,012
Toho Co., Ltd.	14,800	392,300
Tokio Marine Holdings, Inc.	92,900	3,918,606
Tokyo Gas Co., Ltd.	904,000	4,113,594
Tokyo Steel Manufacturing Co., Ltd.	44,800	376,251
Toray Industries, Inc.	269,000	2,384,829
Toyota Industries Corp.	108,400	5,384,461
Toyota Motor Corp.	18,900	1,025,724
Trend Micro, Inc.	13,500	600,243
TV Asahi Holdings Corp.	22,500	425,222
Ube Industries, Ltd. (C)	684,000	1,542,118
West Japan Railway Co.	31,800	2,068,300
Yamada Denki Co., Ltd. (C)	297,100	1,481,097
Yamaha Corp.	13,300	366,159
Yamato Kogyo Co., Ltd.	10,300	265,711

		170,481,967

Mexico - 0.1%
Fibra Uno Administracion SA de CV, REIT	813,881	1,391,517

	Shares	Value
COMMON STOCKS (continued)
Netherlands - 1.7%
ING Groep NV	470,120	$ 7,106,594
Koninklijke Philips NV	227,190	7,302,495
Patheon NV (B)	51,668	1,360,935
Randstad Holding NV (C)	39,707	2,291,645
Royal Dutch Shell PLC, Class A, ADR	168,309	8,874,934
Royal Dutch Shell PLC, Class A	179,948	4,725,304

		31,661,907

Portugal - 0.0% (A)
NOS SGPS SA	159,736	870,776

Republic of Korea - 0.6%
Coway Co., Ltd.	6,006	516,657
Doosan Bobcat, Inc.	96,397	3,163,525
Hyundai Motor Co.	18,586	2,617,629
KT&G Corp.	8,833	770,113
LG Chem, Ltd.	2,112	555,243
POSCO	1,944	505,861
SK Hynix, Inc.	46,152	2,084,124
SK Telecom Co., Ltd.	2,250	507,019

		10,720,171

Singapore - 0.3%
CapitaLand, Ltd.	1,808,700	4,693,556
ComfortDelGro Corp., Ltd.	292,900	536,029
Singapore Telecommunications, Ltd.	256,000	717,389

		5,946,974

Spain - 0.5%
Banco Santander SA, Class A	473,336	2,900,965
Cellnex Telecom SA (C) (D)	269,423	4,447,831
Gas Natural SDG SA	60,627	1,328,463

		8,677,259

Sweden - 0.6%
SKF AB, Class B (C)	373,212	7,384,563
Svenska Handelsbanken AB, A Shares (C)	217,140	2,978,189

		10,362,752

Switzerland - 1.1%
Chubb, Ltd.	29,710	4,047,988
Nestle SA	166,710	12,790,559
UBS Group AG	149,715	2,395,978

		19,234,525

Taiwan - 0.3%
Cathay Financial Holding Co., Ltd.	275,000	441,378
Cheng Shin Rubber Industry Co., Ltd.	482,000	996,009
Chunghwa Telecom Co., Ltd.	164,000	556,711
Far EasTone Telecommunications Co., Ltd.	193,000	473,873
Formosa Chemicals & Fibre Corp.	86,000	267,559
Formosa Petrochemical Corp.	83,000	289,956
Formosa Plastics Corp.	93,000	277,383
Fubon Financial Holding Co., Ltd.	272,000	443,734
Hon Hai Precision Industry Co., Ltd.	184,400	553,033
Nan Ya Plastics Corp.	117,000	277,245
Taiwan Mobile Co., Ltd.	203,000	745,967
Uni-President Enterprises Corp.	308,000	577,579

		5,900,427

Thailand - 0.1%
Advanced Info Service PCL	121,300	633,637
Intouch Holdings PCL	323,800	525,336
Intouch Holdings PCL, F Shares	35,200	57,109
PTT Global Chemical PCL	256,800	547,416
Siam Cement PCL	38,000	597,163
Thai Oil PCL	117,700	258,606

		2,619,267

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Arab Emirates - 0.2%
NMC Health PLC, Class A	167,352	$ 3,709,158

United Kingdom - 2.9%
AstraZeneca PLC	83,653	5,148,736
BAE Systems PLC	302,735	2,436,982
Berkeley Group Holdings PLC	50,405	2,025,299
BP PLC	250,166	1,434,113
BP PLC, ADR	165,449	5,711,300
Diageo PLC, ADR (C)	19,014	2,197,638
GlaxoSmithKline PLC	227,577	4,731,754
HSBC Holdings PLC	886,039	7,225,763
Liberty Global PLC, Class A (B)	28,935	1,037,898
Meggitt PLC	310,799	1,733,999
Michael Kors Holdings, Ltd. (B)	87,788	3,345,601
National Grid PLC, Class B	18,836	239,182
Pearson PLC	176,923	1,512,877
Smiths Group PLC	121,588	2,466,347
Spire Healthcare Group PLC (D)	440,732	1,789,106
Unilever NV, CVA	7,553	375,240
Vodafone Group PLC, ADR	94,551	2,498,983
Vodafone Group PLC	2,767,132	7,214,704

		53,125,522

United States - 25.4%
3M Co.	1,313	251,216
Abbott Laboratories	64,760	2,875,992
AbbVie, Inc., Class G	4,393	286,248
Acadia Healthcare Co., Inc. (B) (C)	45,154	1,968,714
Adobe Systems, Inc. (B)	2,910	378,678
Aetna, Inc.	61,891	7,894,197
Air Products & Chemicals, Inc.	51,181	6,924,278
Alliance Data Systems Corp.	853	212,397
Allstate Corp. (E)	50,204	4,091,124
Alphabet, Inc., Class C (B)	3,648	3,026,235
Altria Group, Inc.	6,168	440,519
Amazon.com, Inc. (B) (F)	17,258	15,299,907
Amdocs, Ltd.	6,041	368,441
American International Group, Inc.	2,624	163,816
American Tower Corp., Class A, REIT (E)	5,412	657,775
Ameriprise Financial, Inc.	2,145	278,164
Amgen, Inc.	2,555	419,199
Anadarko Petroleum Corp., Class A	149,871	9,292,002
Anthem, Inc.	26,223	4,336,760
Apple, Inc. (F)	122,844	17,647,769
Axalta Coating Systems, Ltd. (B)	201,532	6,489,330
Bank of America Corp.	592,435	13,975,542
Bank of New York Mellon Corp.	3,247	153,356
Baxter International, Inc.	40,592	2,105,101
Bed Bath & Beyond, Inc.	55,593	2,193,700
Berkshire Hathaway, Inc., Class A (B)	23	5,746,550
Berkshire Hathaway, Inc., Class B (B)	39,155	6,526,355
Biogen, Inc. (B)	5,801	1,586,109
Boeing Co.	1,627	287,751
Brookdale Senior Living, Inc., Class A (B)	194,415	2,610,993
Capital One Financial Corp.	4,246	367,958
Cardinal Health, Inc.	4,437	361,837
Catalent, Inc. (B)	69,195	1,959,602
Centene Corp. (B)	39,994	2,849,972
Charles Schwab Corp.	85,980	3,508,844
Charter Communications, Inc., Class A (B)	10,924	3,575,644
Chevron Corp.	1,209	129,810
Chipotle Mexican Grill, Inc., Class A (B)	14,307	6,374,055
Cisco Systems, Inc.	6,741	227,846
Citigroup, Inc.	131,413	7,861,126

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Cognizant Technology Solutions Corp., Class A (B)	57,824	$ 3,441,685
Colgate-Palmolive Co.	7,828	572,931
Comcast Corp., Class A	243,556	9,155,270
CommScope Holding Co., Inc. (B)	137,027	5,715,396
Computer Sciences Corp.	5,636	388,940
Constellation Brands, Inc., Class A	2,028	328,678
Crown Castle International Corp., REIT	2,132	201,367
Crown Holdings, Inc. (B)	4,381	231,974
Delta Air Lines, Inc.	86,969	3,997,095
Discover Financial Services	46,535	3,182,529
DISH Network Corp., Class A (B)	40,839	2,592,868
E.I. du Pont de Nemours & Co.	108,048	8,679,496
Edgewell Personal Care Co. (B)	89,582	6,552,028
Electronic Arts, Inc. (B)	31,074	2,781,745
EQT Corp.	32,842	2,006,646
Expedia, Inc.	19,435	2,452,114
Facebook, Inc., Class A (B)	71,905	10,214,105
Fifth Third Bancorp	5,658	143,713
Ford Motor Co.	202,542	2,357,589
Fortune Brands Home & Security, Inc.	34,664	2,109,304
General Dynamics Corp.	2,100	393,120
Gilead Sciences, Inc.	134,341	9,124,441
Global Payments, Inc.	30,019	2,421,933
Goldman Sachs Group, Inc.	22,524	5,174,213
Goodyear Tire & Rubber Co.	5,586	201,096
H&R Block, Inc.	89,704	2,085,618
Hartford Financial Services Group, Inc.	10,071	484,113
HCA Holdings, Inc. (B)	51,350	4,569,637
Helmerich & Payne, Inc. (C)	3,279	218,283
Home Depot, Inc.	19,162	2,813,556
Illinois Tool Works, Inc., Class A	1,775	235,134
Intel Corp.	7,818	281,995
International Paper Co.	6,071	308,285
Intuit, Inc.	22,364	2,594,000
Invitae Corp. (B)	67,421	745,676
Johnson & Johnson	5,506	685,772
JPMorgan Chase & Co.	94,677	8,316,428
Kansas City Southern	66,717	5,721,650
KLA-Tencor Corp.	3,128	297,379
Lear Corp.	4,071	576,372
Liberty Broadband Corp., Class A (B)	12,202	1,038,268
Liberty Broadband Corp., Class C (B)	24,178	2,088,979
Liberty Media Corp. - Liberty Formula One (B) (G) (H) (I) (J)	25,014	827,415
Liberty Media Corp. - Liberty SiriusXM, Class A (B)	44,190	1,719,875
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	82,860	3,213,311
Lowe’s Cos., Inc.	105,390	8,664,112
ManpowerGroup, Inc.	1,626	166,779
Marathon Oil Corp.	314,099	4,962,764
Marathon Petroleum Corp.	256,944	12,985,950
Marsh & McLennan Cos., Inc.	50,287	3,715,706
Masco Corp.	71,912	2,444,289
Mastercard, Inc., Class A	28,824	3,241,835
McDonald’s Corp.	2,831	366,926
McKesson Corp.	1,406	208,454
Merck & Co., Inc.	24,336	1,546,309
MetLife, Inc.	76,279	4,029,057
Microsoft Corp.	45,973	3,027,782
Mohawk Industries, Inc. (B)	10,458	2,400,006
Mondelez International, Inc., Class A	16,512	711,337
Morgan Stanley	112,429	4,816,458
Mylan NV (B)	75,554	2,945,850
NextEra Energy, Inc.	62,482	8,020,814
NIKE, Inc., Class B	34,110	1,900,950

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Northrop Grumman Corp.	1,489	$ 354,144
Nuance Communications, Inc. (B)	162,444	2,811,906
Omnicom Group, Inc.	1,839	158,540
Packaging Corp. of America	3,803	348,431
PepsiCo, Inc.	6,284	702,928
Pfizer, Inc.	344,438	11,783,224
Phillips 66	3,314	262,535
Prudential Financial, Inc.	3,063	326,761
Pure Storage, Inc., Class A (B)	211,934	2,083,311
PVH Corp.	1,728	178,796
QUALCOMM, Inc.	122,662	7,033,439
Ralph Lauren Corp., Class A	21,582	1,761,523
Raytheon Co.	1,696	258,640
Reinsurance Group of America, Inc., Class A	2,608	331,164
Rockwell Automation, Inc., Class B	1,549	241,195
Roper Technologies, Inc.	25,537	5,273,135
Sabre Corp.	128,787	2,728,997
Schlumberger, Ltd.	33,281	2,599,246
Scripps Networks Interactive, Inc., Class A	3,188	249,844
Sempra Energy	32,993	3,645,727
Shire PLC	79,998	4,671,699
Simon Property Group, Inc., REIT	20,920	3,598,868
Snap, Inc., Class A (B) (C)	116,993	2,635,852
Southwest Airlines Co.	69,003	3,709,601
Square, Inc., Class A (B)	73,006	1,261,544
St. Joe Co. (B)	193,741	3,303,284
Starbucks Corp.	42,250	2,466,978
Stryker Corp.	1,192	156,927
SunTrust Banks, Inc.	49,108	2,715,672
Target Corp.	82,086	4,530,326
Tenet Healthcare Corp. (B) (C)	188,563	3,339,451
Thermo Fisher Scientific, Inc.	3,915	601,344
Travelers Cos., Inc.	5,200	626,808
Tyson Foods, Inc., Class A	2,939	181,366
United Continental Holdings, Inc. (B)	114,743	8,105,446
United Rentals, Inc. (B)	2,444	305,622
UnitedHealth Group, Inc.	1,911	313,423
Unum Group	41,672	1,954,000
Urban Outfitters, Inc. (B)	65,596	1,558,561
Valero Energy Corp.	6,901	457,467
VeriFone Systems, Inc. (B)	127,952	2,396,541
VeriSign, Inc. (B) (C)	4,182	364,294
Verizon Communications, Inc.	139,454	6,798,383
Vertex Pharmaceuticals, Inc. (B)	4,738	518,100
Visa, Inc., Class A	33,839	3,007,272
Vistra Energy Corp.	20,865	340,100
VMware, Inc., Class A (B) (C)	26,686	2,458,848
WABCO Holdings, Inc. (B)	1,887	221,572
Walgreens Boots Alliance, Inc.	26,241	2,179,315
Wells Fargo & Co.	31,385	1,746,889
Western Digital Corp.	2,148	177,274
WestRock Co.	53,602	2,788,912
Whole Foods Market, Inc.	133,300	3,961,676
Williams Cos., Inc.	146,293	4,328,810
Williams-Sonoma, Inc., Class A	55,852	2,994,784
Wyndham Worldwide Corp.	3,737	314,992
Zimmer Biomet Holdings, Inc., Class A	47,104	5,751,869

		465,079,668

Total Common Stocks (Cost $853,487,695)		946,606,430

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.0%
Ireland - 0.1%
Allergan PLC
Series A, 5.50%	2,980	$ 2,532,345

United States - 0.9%
American Tower Corp.
Series A, 5.25%	7,505	857,221
Anthem, Inc.
5.25%	72,303	3,687,453
Dominion Resources, Inc.
6.38%	16,200	814,860
Dominion Resources, Inc.
Series A, 6.75%	59,765	3,040,843
Dropbox, Inc.
0.00% (B) (G) (H) (I) (J)	171,990	1,128,255
Mandatory Exchangeable Trust
5.75% (D)	28,361	3,679,301
Stericycle, Inc.
5.25% (C)	13,906	994,974
Wells Fargo & Co.
Series L, Class A, 7.50%	552	684,480
Welltower, Inc.
Series I, 6.50%	27,594	1,741,733

		16,629,120

Total Convertible Preferred Stocks (Cost $20,300,642)		19,161,465

PREFERRED STOCKS - 0.8%
Germany - 0.1%
Volkswagen AG
0.13% (K)	11,425	1,664,906

Taiwan - 0.0% (A)
Cathay Financial Holding Co., Ltd.
0.00% (B)	14,592	29,768

United States - 0.7%
Citigroup Capital XIII
7.41% (L)	65,512	1,745,895
GMAC Capital Trust I
Series 2, 6.82% (L)	72,616	1,846,625
Palantir Technologies, Inc.
0.00% (B) (G) (H) (I) (J)	212,750	1,689,235
Uber Technologies, Inc.
0.00% (B) (G) (H) (I) (J)	129,064	6,729,397
US Bancorp
Series F, 6.50% (L)	30,500	874,130
Series G, 6.00% (L)	11,527	288,175

		13,173,457

Total Preferred Stocks (Cost $10,465,454)		14,868,131

EXCHANGE-TRADED FUNDS - 3.3%
United States - 3.3%
ETFS Physical Palladium Shares (B)	10,714	818,871
ETFS Physical Platinum Shares (B)	9,045	822,281
ETFS Physical Swiss Gold Shares (B)	26,125	3,163,476
iShares Gold Trust (B)	378,757	4,548,872
SPDR Gold Shares (B)	426,396	50,621,733

Total Exchange-Traded Funds (Cost $61,777,134)		59,975,233

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.1%
United States - 0.1%
NextEra Energy Partners, LP	57,340	$ 1,899,674

Total Master Limited Partnership (Cost $1,607,163)		1,899,674

WARRANTS - 0.0% (A)
Australia - 0.0% (A)
TFS Corp., Ltd. (B) (G)
Exercise Price AUD 1.28
Expiration Date 07/15/2018	59,458	6,315
TFS Corp., Ltd., Class A (B) (G) (I)
Exercise Price AUD 1.28
Expiration Date 07/15/2018	368,642	39,154

Total Warrants (Cost $391,617)		45,469

	Principal	Value
CONVERTIBLE BONDS - 0.8%
India - 0.1%
REI Agro, Ltd.
5.50%, 11/13/2014 (B) (D) (I) (M)	$ 697,000	11,047
5.50%, 11/13/2014 (B) (I) (J) (M) (N)	259,000	4,105
Suzlon Energy, Ltd.
5.75% (O), 07/16/2019 (D)	1,609,000	1,818,170

		1,833,322

Jersey, Channel Islands - 0.1%
Dana Gas Sukuk, Ltd.
7.00%, 10/31/2017 (D)	2,109,340	1,835,126

Netherlands - 0.2%
Bayer Capital Corp. BV
5.63%, 11/22/2019 (D)	EUR 2,900,000	3,598,305
Bio City Development Co. BV
8.00%, 07/06/2018 (B) (D) (G) (H) (I) (M)	$ 2,400,000	750,480

		4,348,785

Singapore - 0.1%
CapitaLand, Ltd.
1.95%, 10/17/2023 (D)	SGD 1,250,000	918,165

Spain - 0.2%
Telefonica Participaciones SAU
4.90%, 09/25/2017 (J) (N)	EUR 500,000	523,852
4.90%, 09/25/2017 (D)	1,500,000	1,571,556
Telefonica SA
6.00%, 07/14/2017 (G) (J)	500,000	506,997

		2,602,405

United States - 0.1%
Cobalt International Energy, Inc.
2.63%, 12/01/2019	$ 1,892,000	605,440
3.13%, 05/15/2024	2,379,000	594,750

	Principal	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Delta Topco, Ltd.
2.00%, 07/23/2019
Cash Rate 2.00% (G) (H) (I) (J) (P)	$ 117,262	$ 146,965
Intel Corp.
3.25%, 08/01/2039	502,000	876,931

		2,224,086

Total Convertible Bonds (Cost $18,293,548)		13,761,889

CORPORATE DEBT SECURITIES - 5.9%
Argentina - 0.1%
IRSA Propiedades Comerciales SA
8.75%, 03/23/2023 (D)	657,000	723,081
YPF SA
8.50%, 07/28/2025 (C) (D)	255,000	276,599

		999,680

Australia - 0.2%
Quintis, Ltd.
8.75%, 08/01/2023 (C) (D)	4,546,000	4,500,540

Cayman Islands - 0.1%
Alibaba Group Holding, Ltd.
3.13%, 11/28/2021	1,586,000	1,601,798
Odebrecht Finance, Ltd.
4.38%, 04/25/2025 (D)	929,000	334,440

		1,936,238

Chile - 0.0% (A)
Inversiones Alsacia SA
8.00%, 12/31/2018 (B) (D) (I) (M)	963,587	48,179

France - 0.1%
BNP Paribas SA
2.40%, 12/12/2018, MTN	2,206,000	2,218,876

Germany - 0.0% (A)
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 (D)	302,000	314,047

Ireland - 0.0% (A)
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	431,000	432,865

Italy - 0.2%
Intesa Sanpaolo SpA
3.88%, 01/15/2019, MTN	1,894,000	1,938,926
Telecom Italia SpA
5.30%, 05/30/2024 (D)	1,366,000	1,381,367

		3,320,293

Japan - 0.1%
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/2019	866,000	872,528

Jersey, Channel Islands - 0.1%
UBS Group Funding Jersey, Ltd.
4.13%, 09/24/2025 (D)	965,000	981,327

Luxembourg - 0.2%
Actavis Funding SCS
3.00%, 03/12/2020	1,284,000	1,305,915

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	$ 1,225,000	$ 1,100,969
8.00%, 02/15/2024 (D)	390,000	413,400

		2,820,284

Mexico - 0.2%
Petroleos Mexicanos
4.63%, 09/21/2023	1,645,000	1,654,459
4.77% (L), 03/11/2022 (D)	1,505,000	1,617,875
Trust F/1401
5.25%, 12/15/2024 (D)	543,000	555,217

		3,827,551

Netherlands - 0.2%
Constellium NV
7.00%, 01/15/2023 (D)	EUR 487,000	531,231
8.00%, 01/15/2023 (D)	$ 250,000	256,250
Cooperatieve Rabobank UA
3.95%, 11/09/2022	353,000	362,260
ING Groep NV
6.00% (L), 04/16/2020 (Q)	795,000	792,059
Petrobras Global Finance BV
6.13%, 01/17/2022	2,201,000	2,309,949

		4,251,749

Singapore - 0.1%
Global Logistic Properties, Ltd.
3.88%, 06/04/2025, MTN (C) (N)	1,858,000	1,743,648

Switzerland - 0.0% (A)
UBS AG
2.38%, 08/14/2019, MTN	692,000	696,645

United Kingdom - 0.3%
HSBC Holdings PLC
6.38% (L), 09/17/2024 (Q)	2,707,000	2,723,919
Lloyds Bank PLC
13.00% (L), 01/21/2029, MTN (Q)	GBP 1,289,000	2,932,415

		5,656,334

United States - 4.0%
AbbVie, Inc.
2.30%, 05/14/2021	$ 1,279,000	1,262,941
2.50%, 05/14/2020	1,579,000	1,589,766
Activision Blizzard, Inc.
2.30%, 09/15/2021 (D)	360,000	352,476
Ally Financial, Inc.
3.50%, 01/27/2019	891,000	897,682
American Express Co.
4.90% (L), 03/15/2020 (Q)	905,000	903,869
American Express Credit Corp.
2.70%, 03/03/2022, MTN	2,850,000	2,846,580
American Tower Corp.
3.40%, 02/15/2019	615,000	628,748
Apple, Inc.
3.35%, 02/09/2027	2,465,000	2,494,489
AT&T, Inc.
2.38%, 11/27/2018	1,840,000	1,852,751
3.00%, 06/30/2022	2,929,000	2,913,755
Bank of America Corp.
2.00%, 01/11/2018	749,000	750,914
2.60%, 01/15/2019	731,000	738,611
6.88%, 04/25/2018, MTN	726,000	763,921
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	1,031,000	1,031,256
Cablevision Systems Corp.
5.88%, 09/15/2022	416,000	419,640
Capital One Bank USA NA
2.15%, 11/21/2018	476,000	476,871

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (D)	$ 1,155,000	$ 1,160,775
Cisco Systems, Inc.
2.20%, 02/28/2021	1,023,000	1,023,442
Citigroup, Inc.
1.80%, 02/05/2018	2,112,000	2,113,086
5.88% (L), 03/27/2020 (Q)	1,660,000	1,717,062
eBay, Inc.
3.80%, 03/09/2022	727,000	756,568
Edgewell Personal Care Co.
4.70%, 05/19/2021 - 05/24/2022	1,487,000	1,552,292
Ford Motor Credit Co. LLC
2.26%, 03/28/2019	580,000	581,438
2.55%, 10/05/2018	368,000	370,922
5.00%, 05/15/2018	1,088,000	1,124,093
Forest Laboratories LLC
5.00%, 12/15/2021 (D)	666,000	721,698
General Electric Co.
5.00% (L), 01/21/2021 (Q)	1,421,000	1,499,155
5.55%, 05/04/2020, MTN	149,000	164,670
6.38% (L), 11/15/2067, MTN	874,000	887,110
General Motors Financial Co., Inc.
3.45%, 04/10/2022	577,000	581,414
3.50%, 07/10/2019	1,119,000	1,149,636
Goldman Sachs Group, Inc.
2.60%, 12/27/2020	4,665,000	4,665,723
5.38% (L), 05/10/2020 (Q)	1,505,000	1,538,862
5.70% (L), 05/10/2019 (Q)	1,435,000	1,483,646
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025 (D)	1,030,000	1,042,566
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	192,000	211,680
Hyundai Capital America
2.00%, 03/19/2018 (D)	460,000	460,414
JPMorgan Chase & Co.
1.94% (L), 01/15/2023	1,637,000	1,649,422
2.30%, 08/15/2021, MTN	2,000,000	1,979,232
4.35%, 08/15/2021	614,000	657,110
Medtronic, Inc.
3.15%, 03/15/2022	1,653,000	1,701,261
Morgan Stanley
5.45% (L), 07/15/2019 (Q)	1,010,000	1,028,281
Mylan, Inc.
2.55%, 03/28/2019	1,019,000	1,022,904
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (D) (Q)	1,086,000	1,140,300
Oracle Corp.
1.90%, 09/15/2021	2,281,000	2,241,356
Prudential Financial, Inc.
5.63% (L), 06/15/2043	531,000	568,967
5.88% (L), 09/15/2042	802,000	871,573
QUALCOMM, Inc.
3.00%, 05/20/2022	1,734,000	1,754,779
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	511,000	554,385
Synchrony Financial
3.75%, 08/15/2021	375,000	386,385
T-Mobile USA, Inc.
4.00%, 04/15/2022	232,000	235,770
6.00%, 04/15/2024	920,000	980,950
USB Capital IX
3.50% (L), 05/01/2017 (Q)	372,000	316,200

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Verizon Communications, Inc.
2.45%, 11/01/2022	$ 349,000	$ 336,641
2.63%, 08/15/2026	697,000	636,461
3.13%, 03/16/2022	9,266,000	9,315,851
Volkswagen Group of America Finance LLC
2.45%, 11/20/2019 (J) (N)	644,000	644,866

		72,753,216

Total Corporate Debt Securities (Cost $108,372,290)		107,374,000

FOREIGN GOVERNMENT OBLIGATIONS - 10.6%
Argentina - 0.7%
Argentina Republic Government International Bond
3.88%, 01/15/2022 (J) (N)	EUR 917,000	969,784
5.63%, 01/26/2022 (D)	$ 1,595,000	1,633,280
6.88%, 04/22/2021 - 01/26/2027 (D)	4,347,000	4,492,458
7.13%, 07/06/2036 (D)	2,486,000	2,406,448
7.50%, 04/22/2026 (D)	2,882,000	3,063,566
City of Buenos Aires
8.95%, 02/19/2021 (D)	499,000	556,385

		13,121,921

Australia - 1.3%
Australia Government Bond
5.50%, 04/21/2023 (N)	AUD 2,730,000	2,454,285
5.75%, 05/15/2021 - 07/15/2022 (N)	24,956,000	22,169,015

		24,623,300

Brazil - 1.1%
Brazil Government International Bond
2.63%, 01/05/2023	$ 1,088,000	1,009,120
4.88%, 01/22/2021	1,031,000	1,086,416
Brazil Notas do Tesouro Nacional
Series B,
6.00%, 08/15/2022	BRL 5,498,000	5,414,013
Series F,
10.00%, 01/01/2018 - 01/01/2023	40,103,000	12,844,303

		20,353,852

Canada - 1.5%
Canada Government Bond
0.25%, 05/01/2018	CAD 7,571,000	5,667,447
0.50%, 08/01/2018	19,138,000	14,353,248
0.75%, 03/01/2021	4,714,000	3,507,470
Canada Housing Trust No. 1
1.25%, 06/15/2021 (D)	4,820,000	3,600,838

		27,129,003

Germany - 0.5%
Bundesrepublik Deutschland
Zero Coupon, 08/15/2026 (J) (N)	EUR 8,060,000	8,393,420

Hungary - 0.3%
Hungary Government International Bond
6.25%, 01/29/2020	$ 1,442,000	1,579,671
6.38%, 03/29/2021	4,070,000	4,583,837

		6,163,508

Indonesia - 0.3%
Indonesia Government International Bond
2.63%, 06/14/2023 (D)	EUR 2,176,000	2,431,621
3.70%, 01/08/2022 (D)	$ 630,000	642,420

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Indonesia Government International Bond (continued)
4.88%, 05/05/2021 (J) (N)	$ 465,000	$ 496,891
6.88%, 01/17/2018 (D)	1,020,000	1,060,730

		4,631,662

Japan - 1.1%
2-Year Japan Government Bond
0.10%, 03/15/2018 - 10/15/2018	JPY 2,228,200,000	20,105,118

Mexico - 1.2%
Mexico Bonos
Series M,
6.50%, 06/10/2021	MXN 270,352,500	14,258,947
8.50%, 12/13/2018	136,150,600	7,476,330

		21,735,277

New Zealand - 0.5%
New Zealand Government Bond
6.00%, 05/15/2021 (N)	NZD 10,728,000	8,544,601

Poland - 0.8%
Republic of Poland Government Bond
2.50%, 07/25/2026 - 07/25/2027	PLN 39,240,000	9,118,508
3.25%, 07/25/2025	17,712,000	4,454,686
Republic of Poland Government International Bond
5.00%, 03/23/2022	$ 653,000	716,694

		14,289,888

Portugal - 0.2%
Portugal Obrigacoes do Tesouro OT
3.85%, 04/15/2021 (D) (J) (N)	EUR 3,027,650	3,521,973

Republic of Korea - 0.1%
Export-Import Bank of Korea
2.63%, 12/30/2020	$ 1,132,000	1,134,814
2.88%, 09/17/2018	618,000	626,155

		1,760,969

Romania - 0.1%
Romania Government Bond
4.75%, 02/24/2025	RON 6,835,000	1,724,514

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (D)	$ 2,060,000	2,023,950

Turkey - 0.0% (A)
Turkey Government International Bond
6.75%, 04/03/2018	476,000	494,502

United Kingdom - 0.8%
U.K. Gilt
0.50%, 07/22/2022 (N)	GBP 4,549,721	5,686,102
1.25%, 07/22/2018 (J) (N)	4,998,600	6,354,999
1.75%, 07/22/2019 (J) (N)	2,276,239	2,959,152
2.00%, 09/07/2025 (N)	291,616	397,330

		15,397,583

Total Foreign Government Obligations (Cost $196,869,485)		194,015,041

LOAN ASSIGNMENTS - 0.3%
Marshall Islands - 0.0% (A)
Drillships Financing Holding, Inc.
Term Loan B1,
6.06% (L), 03/31/2021	$ 628,110	445,173

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
LOANS ASSIGNMENTS (continued)
United Kingdom - 0.1%
Seadrill Partners Finance Co. LLC Term Loan B, 4.15% (L), 02/21/2021	$ 1,603,392	$ 1,084,294

United States - 0.2%
Fieldwood Energy LLC
1st Lien Term Loan,
8.00% (L), 08/31/2020	249,657	234,261
2nd Lien Term Loan,
8.38% (L), 09/30/2020	567,243	405,579
Term Loan,
8.38% (L), 09/30/2020	337,037	289,852
Hilton Worldwide Finance LLC Term Loan B2, 2.98% (L), 10/25/2023	1,842,898	1,856,720
Neiman Marcus Group, Inc. Term Loan, TBD, 10/25/2020 (R) (S)	681,171	546,214
Sheridan Investment Partners II, LP
Term Loan A,
4.56% (L), 12/16/2020 (I)	186,006	152,990
Term Loan B,
4.56% (L), 12/16/2020 (I)	1,337,692	1,100,251
Term Loan M,
4.56% (L), 12/16/2020 (I)	69,304	57,003

		4,642,870

Total Loan Assignments (Cost $7,149,823)		6,172,337

U.S. GOVERNMENT OBLIGATIONS - 9.5%
U.S. Treasury - 8.6%
U.S. Treasury Note
0.75%, 12/31/2017 (E)	4,500,000	4,490,861
1.13%, 07/31/2021	4,064,000	3,941,446
1.88%, 01/31/2022	88,917,100	88,722,550
1.88%, 02/28/2022 (C)	23,160,900	23,111,150
2.25%, 02/15/2027 (C)	37,361,200	36,883,985

		157,149,992

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2026	12,168,474	11,871,855
0.38%, 01/15/2027 (E)	5,120,734	5,098,500

		16,970,355

Total U.S. Government Obligations (Cost $174,069,275)		174,120,347

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 2.7%
Japan - 2.7%
Japan Treasury Discount Bill 0.00% (K) (T), 04/10/2017 - 06/12/2017	JPY 5,520,000,000	49,592,433

Total Short-Term Foreign Government Obligations (Cost $48,139,960)		49,592,433

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 12.8%
U.S. Treasury Bill
0.47% (K), 04/13/2017	$ 10,000,000	9,997,990
0.47% (K), 05/04/2017 - 05/11/2017 (C)	16,000,000	15,988,846
0.48% (K), 04/13/2017 - 04/27/2017	11,000,000	10,995,501
0.49% (K), 04/20/2017 (C)	5,000,000	4,998,280
0.49% (K), 04/27/2017	6,000,000	5,997,078
0.50% (K), 04/13/2017	42,000,000	41,991,558
0.50% (K), 05/25/2017 (C)	5,000,000	4,994,825

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
0.51% (K), 04/20/2017 (C)	$ 21,000,000	$ 20,992,776
0.53% (K), 05/11/2017 (C)	20,000,000	19,984,820
0.54% (K), 04/20/2017 (C)	11,000,000	10,996,216
0.70% (K), 05/18/2017	15,000,000	14,986,455
0.70% (K), 04/20/2017 - 05/11/2017 (C)	17,000,000	16,991,247
0.71% (K), 05/18/2017 - 06/01/2017	24,000,000	23,975,848
0.72% (K), 04/20/2017 (C)	7,731,000	7,728,341
0.73% (K), 04/27/2017	14,000,000	13,993,182
0.76% (K), 06/22/2017	10,000,000	9,983,280

Total Short-Term U.S. Government Obligations (Cost $234,609,855)		234,596,243

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED - 0.7% (U)
Call - Aflac, Inc.
Exercise Price $85
Expiration Date 01/19/2018, GSI	32,139	11,570
Call - Allstate Corp.
Exercise Price $80
Expiration Date 01/19/2018, GSI	20,466	114,610
Call - Apple, Inc.
Exercise Price $110
Expiration Date 09/15/2017, UBS	59,665	2,103,779
Call - BB&T Corp.
Exercise Price $40
Expiration Date 01/19/2018, GSI	44,687	277,059
Call - Capital One Financial Corp.
Exercise Price $80
Expiration Date 01/19/2018, GSI	45,745	527,211
Call - Charles Schwab Corp.
Exercise Price $40
Expiration Date 01/19/2018, GSI	62,689	294,638
Call - CIT Group, Inc.
Exercise Price $42
Expiration Date 01/19/2018, GSI	27,491	129,208
Call - Citigroup, Inc.
Exercise Price $55
Expiration Date 01/19/2018, GSI	62,689	488,974
Call - CME Group, Inc.
Exercise Price $115
Expiration Date 01/19/2018, GSI	21,998	213,381
Call - Comerica, Inc.
Exercise Price $55
Expiration Date 01/19/2018, GSI	38,443	605,477
Call - E*TRADE Financial Corp.
Exercise Price $35
Expiration Date 01/19/2018, GSI	56,934	230,583
Call - EURO STOXX 50® Index
Exercise Price EUR 3,150
Expiration Date 06/16/2017, CITI	1,101	370,094
Call - EURO STOXX 50® Index
Exercise Price EUR 3,427
Expiration Date 09/21/2018, DUB	375	95,035
Call - Fifth Third Bancorp
Exercise Price $25
Expiration Date 01/19/2018, GSI	62,689	161,424
Call - Franklin Resources, Inc.
Exercise Price $45
Expiration Date 01/19/2018, GSI	56,598	148,570
Call - JPMorgan Chase & Co.
Exercise Price $70
Expiration Date 01/19/2018, GSI	62,689	1,195,793

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued) (U)
Call - KeyCorp
Exercise Price $15
Expiration Date 01/19/2018, GSI	62,689	$ 220,979
Call - Lincoln National Corp.
Exercise Price $55
Expiration Date 01/19/2018, GSI	38,078	486,446
Call - Manulife Financial Corp.
Exercise Price CAD 22
Expiration Date 01/19/2018, GSI	62,689	110,307
Call - MetLife, Inc.
Exercise Price $53
Expiration Date 01/19/2018, GSI	62,689	285,235
Call - Morgan Stanley
Exercise Price $35
Expiration Date 01/19/2018, GSI	62,689	564,201
Call - QUALCOMM, Inc.
Exercise Price $53
Expiration Date 05/19/2017, DUB	51,513	297,968
Call - Regions Financial Corp.
Exercise Price $12
Expiration Date 01/19/2018, GSI	62,689	192,769
Call - SPDR Gold Shares
Exercise Price $120
Expiration Date 05/19/2017, SG	45,667	76,035
Call - SPDR Gold Shares
Exercise Price $120
Expiration Date 06/30/2017, MSCS	68,427	174,831
Call - SPDR Gold Shares
Exercise Price $120
Expiration Date 11/17/2017, JPM	50,364	246,979
Call - SPDR Gold Shares
Exercise Price $121
Expiration Date 07/21/2017, MSCS	51,870	130,372
Call - SPDR Gold Shares
Exercise Price $121
Expiration Date 08/18/2017, MSCS	49,010	144,580
Call - SPDR Gold Shares
Exercise Price $122
Expiration Date 09/29/2017, MSCS	65,039	221,133
Call - SPDR Gold Shares
Exercise Price $122
Expiration Date 10/20/2017, JPM	40,793	150,465
Call - State Street Corp.
Exercise Price $73
Expiration Date 01/19/2018, GSI	42,414	478,218
Call - SunTrust Banks, Inc.
Exercise Price $55
Expiration Date 01/19/2018, GSI	62,689	316,579
Call - Synchrony Financial
Exercise Price $35
Expiration Date 01/19/2018, GSI	62,689	197,470
Call - TD Ameritrade Holding Corp.
Exercise Price $40
Expiration Date 01/19/2018, GSI	53,432	161,632
Call - TOPIX Index
Exercise Price JPY 1,550
Expiration Date 04/14/2017, MSCS	335,741	11,581
Call - TOPIX Index
Exercise Price JPY 1,550
Expiration Date 06/09/2017, BNP	336,538	72,314
Call - TOPIX Index
Exercise Price JPY 1,575
Expiration Date 04/14/2017, BNP	419,870	3,443
Call - TOPIX Index
Exercise Price JPY 1,575
Expiration Date 05/12/2017, SG	560,351	43,574

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued) (U)
Call - TOPIX Index
Exercise Price JPY 1,600
Expiration Date 07/14/2017, GSI	568,520	$ 83,506
Call - TOPIX Index
Exercise Price JPY 1,600
Expiration Date 09/08/2017, UBS	386,704	94,681
Call - Travelers Cos., Inc.
Exercise Price $135
Expiration Date 01/19/2018, GSI	19,388	38,291
Call - Wells Fargo & Co.
Exercise Price $55
Expiration Date 01/19/2018, GSI	70,025	297,606
Call - Zions Bancorporation
Exercise Price $35
Expiration Date 01/19/2018, GSI	51,398	439,453
Put - Ibovespa Brasil Sao Paulo Stock Exchange Index
Exercise Price BRL 59,177
Expiration Date 04/12/2017, BOA	296	2,154
Put - Russell 2000® Index
Exercise Price $1,335
Expiration Date 05/19/2017, MSCS	5,627	79,818
Put - Russell 2000® Index
Exercise Price $1,350
Expiration Date 04/21/2017, MSCS	8,435	58,623
Put - Russell 2000® Index
Exercise Price $1,360
Expiration Date 05/19/2017, UBS	5,103	107,163
Put - S&P 500®
Exercise Price $2,300
Expiration Date 06/16/2017, BOA	6,750	189,337
Put - S&P 500®
Exercise Price $2,325
Expiration Date 04/21/2017, DUB	5,124	42,017
Put - S&P 500®
Exercise Price $2,325
Expiration Date 05/19/2017, CITI	6,829	157,408
Put - S&P 500®
Exercise Price $2,330
Expiration Date 05/19/2017, BNP	2,843	69,511

Total Over-the-Counter Options Purchased (Cost $7,373,426)		13,214,085

	Notional Amount	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.1% (U)
Call - EUR vs. USD
Exercise Price EUR 1
Expiration Date 05/12/2017, UBS	EUR 11,334,557	43,542
Call - EUR vs. USD
Exercise Price EUR 1
Expiration Date 05/25/2017, JPM	11,388,080	62,408
Call - EUR vs. USD
Exercise Price EUR 1
Expiration Date 04/20/2017, GSC	7,384,267	3,159
Call - EUR vs. USD
Exercise Price EUR 1
Expiration Date 05/04/2017, DUB	7,779,299	9,760
Call - EUR vs. USD
Exercise Price EUR 1
Expiration Date 04/06/2017, MSCS	10,899,587	12
Call - EUR vs. USD
Exercise Price EUR 1
Expiration Date 06/21/2017, BNP	11,536,538	32,626

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Notional Amount		Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED (continued) (U)
Call - EUR vs. USD
Exercise Price EUR 1
Expiration Date 07/20/2017, UBS		EUR 11,536,544	$ 54,939
Call - EUR vs. USD
Exercise Price EUR 1
Expiration Date 03/27/2018, UBS		46,347,009	307,535
Call - GBP vs. USD
Exercise Price GBP 1
Expiration Date 08/21/2017, JPM		GBP 11,388,080	207,031
Call - USD vs. JPY
Exercise Price $114
Expiration Date 06/23/2017, MSCS		$ 11,574,244	105,488
Call - USD vs. JPY
Exercise Price $115
Expiration Date 05/18/2017, JPM		11,300,682	38,264
Call - USD vs. JPY
Exercise Price $116
Expiration Date 05/18/2017, UBS		11,343,229	17,832
Call - USD vs. MXN
Exercise Price $19
Expiration Date 06/20/2017, UBS		5,756,008	93,915
Put - USD vs. NOK
Exercise Price $8
Expiration Date 06/16/2017, BNP		5,712,538	28,585

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $2,179,436)			1,005,096

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.0% (A) (U)
Call - Pays Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 1.90%
Expiration Date 05/23/2017, DUB		114,912,203	160,521
Call - Pays Floating Rate Index 3-Month USD-LIBOR (G)
Exercise Rate 2.00%
Expiration Date 05/12/2017, GSI		46,837,636	129,389
Call - Pays Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 2.04%
Expiration Date 04/11/2017, BOA		45,005,322	126
Call - Pays Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 2.25%
Expiration Date 06/02/2017, GSI		92,240,424	220,847
Put - Receives Floating Rate Index 6-Month EUR-EURIBOR
Exercise Rate 1.50%
Expiration Date 06/09/2017, GSC	EUR	4,060,445	76,207
Put - Receives Floating Rate Index 6-Month JPY-LIBOR
Exercise Rate 1.07%
Expiration Date 04/04/2018, DUB	JPY	269,375,596	291

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $1,347,511)			587,381

	Shares		Value
SECURITIES LENDING COLLATERAL - 6.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (K)		123,911,141	123,911,141

Total Securities Lending Collateral (Cost $123,911,141)			123,911,141

	Principal	Value
REPURCHASE AGREEMENT - 0.2%

State Street Bank & Trust Co. 0.09% (K), dated 03/31/2017, to be repurchased at $4,491,657 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $4,583,733.

	$ 4,491,623	$ 4,491,623

Total Repurchase Agreement (Cost $4,491,623)		4,491,623

Total Investments (Cost $1,874,837,078) (V)		1,965,398,018

	Shares	Value
SECURITIES SOLD SHORT - (0.9)%

COMMON STOCKS - (0.9)%
Banks - (0.3)%
Bank of Montreal	(32,382)	(2,418,697)
Royal Bank of Canada	(40,595)	(2,957,664)

		(5,376,361)

Chemicals - (0.1)%
LyondellBasell Industries NV, Class A	(21,369)	(1,948,639)

Equity Real Estate Investment Trusts - (0.2)%
Prologis, Inc., REIT	(66,668)	(3,458,736)

Household Products - (0.2)%
Procter & Gamble Co.	(29,598)	(2,659,380)

Machinery - (0.1)%
Caterpillar, Inc.	(25,734)	(2,387,086)

Metals & Mining - (0.0)% (A)
First Quantum Minerals, Ltd.	(9,405)	(99,931)

Total Common Stocks (Proceeds $15,244,151)		(15,930,133)

Total Securities Sold Short (Proceeds $15,244,151)		(15,930,133)

Net Other Assets (Liabilities) - (6.4)%		(118,102,255)

Net Assets - 100.0%		$ 1,831,365,630

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

OVER-THE-COUNTER OPTIONS WRITTEN: (U)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - Apple, Inc.	UBS	USD	130.00	09/15/2017	59,665	$(206,279)	$(984,999)
Call - Ibovespa Brasil Sao Paulo Stock Exchange Index	BOA	BRL	64,946.76	04/12/2017	296	(152,311)	(102,314)
Call - Russell 2000® Index	MSCS	USD	1,435.00	05/19/2017	5,627	(95,659)	(58,721)
Call - Russell 2000® Index	UBS	USD	1,460.00	05/19/2017	5,103	(84,199)	(25,515)
Call - S&P 500®	BOA	USD	2,390.00	06/16/2017	6,750	(97,537)	(207,103)
Call - SPDR Gold Shares	JPM	USD	137.00	11/17/2017	50,364	(53,889)	(52,328)
Call - SPDR Gold Shares	MSCS	USD	140.00	06/30/2017	68,427	(36,561)	(7,527)
Call - SPDR Gold Shares	MSCS	USD	143.00	07/21/2017	51,870	(17,153)	(7,643)
Call - SPDR Gold Shares	MSCS	USD	145.00	09/29/2017	65,039	(49,189)	(22,439)
Call - SPDR Gold Shares	JPM	USD	146.00	10/20/2017	40,792	(22,436)	(16,308)
Call - TOPIX Index	UBS	JPY	1,750.00	09/08/2017	386,704	(42,316)	(13,963)
Put - Apple, Inc.	UBS	USD	100.00	09/15/2017	59,665	(424,230)	(46,644)
Put - EURO STOXX 50® Index	DUB	EUR	2,586.07	09/21/2018	375	(136,732)	(75,583)
Put - Ibovespa Brasil Sao Paulo Stock Exchange Index	BOA	BRL	50,300.45	04/12/2017	296	(62,195)	(12)
Put - QUALCOMM, Inc.	DUB	USD	40.00	05/19/2017	51,513	(169,993)	(78)
Put - Russell 2000® Index	MSCS	USD	1,215.00	05/19/2017	5,627	(95,659)	(15,326)
Put - Russell 2000® Index	MSCS	USD	1,250.00	04/21/2017	8,435	(115,280)	(8,646)
Put - Russell 2000® Index	UBS	USD	1,260.00	05/19/2017	5,103	(68,890)	(25,005)
Put - S&P 500®	BOA	USD	2,150.00	06/16/2017	6,750	(142,256)	(62,775)
Put - S&P 500®	BNP	USD	2,160.00	05/19/2017	2,843	(30,449)	(14,215)
Put - S&P 500®	DUB	USD	2,175.00	04/21/2017	5,124	(19,420)	(6,405)
Put - S&P 500®	CITI	USD	2,175.00	05/19/2017	6,829	(72,729)	(38,242)
Put - SPDR Gold Shares	JPM	USD	103.00	11/17/2017	50,364	(34,248)	(36,310)
Put - SPDR Gold Shares	MSCS	USD	105.00	09/29/2017	65,039	(107,126)	(39,023)
Put - SPDR Gold Shares	JPM	USD	105.00	10/20/2017	40,792	(34,673)	(28,814)
Put - TOPIX Index	GSI	JPY	1,475.00	07/14/2017	284,260	(94,248)	(95,735)

Total						$(2,465,657)	$(1,991,673)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (U)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - GBP vs. USD	JPM	GBP	1.34	08/21/2017	GBP	22,776,160	$(183,149)	$(109,066)
Call - NZD vs. USD	GSC	NZD	0.73	05/04/2017	NZD	7,780,560	(51,798)	(2,427)
Call - USD vs. JPY	GSC	USD	119.00	04/13/2017	USD	10,794,213	(99,728)	(11)
Call - USD vs. JPY	JPM	USD	120.00	05/18/2017	USD	11,300,682	(61,159)	(1,571)
Call - USD vs. JPY	BCLY	USD	121.75	04/06/2017	USD	11,151,689	(69,401)	(11)
Call - USD vs. MXN	UBS	USD	20.40	06/20/2017	USD	11,512,016	(114,545)	(67,552)
Call - USD vs. MXN	GSC	USD	21.75	04/05/2017	USD	5,557,543	(80,273)	(6)
Call - USD vs. MXN	MSCS	USD	26.00	01/22/2018	USD	5,631,091	(148,661)	(15,806)
Call - USD vs. NOK	BNP	USD	8.85	06/16/2017	USD	5,712,538	(32,162)	(40,342)
Call - USD vs. NOK	UBS	USD	9.05	04/05/2017	USD	5,551,866	(58,017)	(6)
Put - EUR vs. USD	GSC	EUR	1.03	04/20/2017	EUR	7,384,267	(101,853)	(1,213)
Put - EUR vs. USD	BNP	EUR	1.04	06/21/2017	EUR	11,536,538	(72,581)	(91,848)
Put - EUR vs. USD	MSCS	EUR	1.05	04/06/2017	EUR	10,899,587	(133,767)	(558)
Put - EUR vs. USD	UBS	EUR	1.05	07/20/2017	EUR	11,536,544	(95,715)	(123,096)
Put - NZD vs. USD	GSC	NZD	0.66	05/04/2017	NZD	7,780,560	(45,326)	(884)
Put - USD vs. JPY	MSCS	USD	105.25	06/23/2017	USD	11,574,244	(69,781)	(50,267)
Put - USD vs. JPY	GSC	USD	108.00	04/13/2017	USD	10,794,213	(86,364)	(5,980)
Put - USD vs. JPY	JPM	USD	108.00	05/18/2017	USD	11,300,682	(145,734)	(56,402)
Put - USD vs. JPY	UBS	USD	108.50	05/18/2017	USD	11,343,229	(75,432)	(67,095)
Put - USD vs. JPY	BCLY	USD	109.00	04/06/2017	USD	11,151,689	(80,309)	(3,903)

Total							$(1,805,755)	$(638,044)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (U)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 2-Year	GSI	3-Month USD-LIBOR	Receive	2.00%	06/02/2017	USD	93,307,346	$(93,307)	$(80,599)
Call - 5-Year	DUB	3-Month USD-LIBOR	Receive	1.65	05/23/2017	USD	172,368,304	(241,316)	(34,946)
Call - 5-Year (G)	GSI	3-Month USD-LIBOR	Receive	1.80	05/12/2017	USD	46,837,636	(24,590)	(24,590)
Call - 10-Year (G)	BOA	3-Month USD-LIBOR	Receive	2.13	04/20/2017	USD	23,418,299	(4,683)	(4,683)
Call - 10-Year (G)	BOA	3-Month USD-LIBOR	Receive	2.23	04/20/2017	USD	23,418,299	(28,102)	(28,102)

Total								$(391,998)	$(172,920)

CENTRALLY CLEARED SWAP AGREEMENTS: (W)

Credit Default Swap Agreements on Credit Indices - Sell Protection (X)

Reference Obligation	Fixed Rate Receivable	Expiration Date	Notional Amount (Y)		Fair Value (Z)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 26	5.00%	12/20/2021	USD	1,287,039	$103,338	$53,320	$50,018
North American Investment Grade Index - Series 27	1.00	12/20/2021	USD	1,472,173	27,750	17,180	10,570

Total					$131,088	$70,500	$60,588

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	0.99%	07/05/2020	USD	12,811,536	$(277,749)	$41	$(277,790)
3-Month USD-LIBOR	Receive	1.02	07/05/2020	USD	12,782,042	(270,696)	41	(270,737)
3-Month USD-LIBOR	Receive	1.02	07/05/2020	USD	12,782,042	(270,079)	41	(270,120)
3-Month USD-LIBOR	Receive	1.06	07/05/2020	USD	12,782,042	(260,089)	41	(260,130)
3-Month USD-LIBOR	Receive	1.18	07/19/2020	USD	12,891,700	(233,895)	42	(233,937)
3-Month USD-LIBOR	Receive	1.21	07/19/2020	USD	12,891,800	(227,806)	42	(227,848)
3-Month USD-LIBOR	Receive	1.22	07/19/2020	USD	12,891,700	(224,945)	42	(224,987)
3-Month USD-LIBOR	Receive	2.40	03/07/2023	USD	23,062,897	104,451	178	104,273
3-Month USD-LIBOR	Receive	2.56	07/31/2027	USD	12,531,100	104,029	169	103,860
3-Month USD-LIBOR	Pay	3.03	04/19/2027	USD	30,491,352	(291,866)	247	(292,113)
6-Month EUR-EURIBOR	Pay	0.37	08/15/2026	EUR	8,060,000	250,608	258	250,350
6-Month EUR-EURIBOR	Receive	0.37	08/15/2026	EUR	8,060,000	11,407	—	11,407
6-Month EUR-EURIBOR	Pay	0.42	03/07/2023	EUR	20,410,664	(19,411)	167	(19,578)
6-Month EUR-EURIBOR	Pay	0.94	07/31/2027	EUR	10,708,400	(115,662)	154	(115,816)

Total						$(1,721,703)	$1,463	$(1,723,166)

OVER-THE-COUNTER SWAP AGREEMENTS: (U)

Cross Currency Swap Agreements

Fixed Rate Receivable	Fixed Rate Payable	Counterparty	Expiration Date	Notional Amount Receivable		Notional Amount Payable		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1.84%	0.10%	BOA	03/15/2018	USD	3,219,125	JPY	360,250,000	$7,602	$13,399	$(5,797)
1.69	0.10	BOA	03/15/2018	USD	4,873,355	JPY	549,550,000	20,834	14,924	5,910
2.01	0.10	BOA	10/15/2018	USD	12,837,552	JPY	1,318,400,000	1,361,971	19,604	1,342,367

Total								$1,390,407	$47,927	$1,342,480

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

Total Return Swap Agreements (AA)

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/21/2018	3,200	$20,824	$—	$20,824
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/21/2018	3,000	23,043	—	23,043
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/21/2018	5,900	35,404	—	35,404
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/21/2018	4,100	42,864	—	42,864
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/20/2019	2,700	45,222	—	45,222
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/20/2019	5,700	91,819	—	91,819
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/20/2019	5,200	80,437	—	80,437
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/27/2019	4,100	59,047	—	59,047
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/18/2020	4,400	28,633	—	28,633
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/18/2020	3,000	53,447	—	53,447
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/18/2020	1,600	28,334	—	28,334
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/18/2020	1,400	25,091	—	25,091
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/18/2020	1,200	21,763	—	21,763
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/18/2020	1,600	27,310	—	27,310
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/18/2020	4,800	81,930	—	81,930
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/17/2021	2,200	15,725	—	15,725
EURO STOXX 50® Index Dividend Futures	BNP	Receive	12/17/2021	2,200	7,510	—	7,510
S&P 500® Annual Dividend Futures	BNP	Receive	12/21/2018	23,500	124,550	—	124,550
S&P 500® Annual Dividend Futures	GSI	Receive	12/18/2020	9,500	91,438	—	91,438
S&P 500® Annual Dividend Futures	BNP	Receive	12/17/2021	12,000	135,600	—	135,600
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	03/30/2018	270,000	46,443	—	46,443
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	04/02/2018	270,000	54,301	—	54,301
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	03/29/2019	130,000	31,294	—	31,294
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	03/31/2020	180,000	65,319	—	65,319
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	03/29/2019	130,000	40,928	—	40,928
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	03/29/2019	280,000	92,805	—	92,805
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	03/21/2020	220,000	97,620	—	97,620
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	03/31/2020	130,000	46,474	—	46,474
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	03/31/2021	80,000	8,731	—	8,731
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	03/31/2021	40,000	2,479	—	2,479
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	03/31/2021	50,000	4,222	—	4,222
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	04/01/2021	170,000	10,536	—	10,536
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	04/01/2022	170,000	10,078	—	10,078

Total					$1,551,221	$—	$1,551,221

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS: (AB)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EURO STOXX 50® Index	Long	22	06/16/2017	$19,685	$—
NASDAQ-100 E-Mini Index	Long	62	06/16/2017	56,703	—
Nikkei 225 Index	Short	(5)	06/08/2017	5,483	—
S&P 500® E-Mini	Short	(166)	06/16/2017	93,343	—
SGX CNX Nifty Index	Long	158	04/27/2017	20,331	—

Total				$195,545	$—

FORWARD FOREIGN CURRENCY CONTRACTS: (U)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BBH	04/03/2017	GBP	1,013,000	USD	1,244,321	$24,954	$—
BCLY	04/24/2017	USD	10,547,788	JPY	1,210,000,000	—	(331,225)
CITI	05/10/2017	USD	4,419,953	AUD	5,738,000	39,317	—
CSI	04/03/2017	USD	1,266,311	GBP	1,013,000	—	(2,964)
CSI	04/07/2017	JPY	494,923,338	USD	4,374,800	71,751	—
CSI	04/07/2017	USD	4,379,000	JPY	494,923,338	—	(67,551)
CSI	05/08/2017	GBP	1,013,000	USD	1,267,335	2,988	—
CSI	06/12/2017	USD	19,414,722	JPY	2,190,000,000	—	(312,399)
DUB	04/10/2017	USD	18,356,886	JPY	2,120,000,000	—	(692,345)
DUB	04/28/2017	USD	1,681,728	AUD	2,217,000	—	(11,211)
DUB	05/11/2017	USD	2,730,481	JPY	310,483,000	—	(62,839)
DUB	06/26/2017	EUR	1,680,000	PLN	7,233,576	—	(22,992)
DUB	06/27/2017	EUR	2,518,000	PLN	10,811,663	—	(26,727)
GSI	04/07/2017	JPY	499,263,060	USD	4,406,811	78,729	—
GSI	04/07/2017	USD	4,380,000	JPY	499,263,060	—	(105,540)
GSI	05/10/2017	USD	4,354,180	AUD	5,655,000	36,910	—
GSI	06/08/2017	USD	4,463,000	MXN	89,586,067	—	(270,937)
GSI	06/19/2017	USD	4,426,000	BRL	14,306,602	—	(60,708)
GSI	06/27/2017	INR	1,091,274,800	USD	16,105,000	502,060	—
JPM	05/10/2017	USD	4,561,479	NZD	6,238,000	193,238	—
MSCS	04/27/2017	NOK	14,597,000	USD	1,707,651	—	(7,116)
UBS	05/04/2017	USD	4,540,880	NZD	6,200,000	198,518	—
UBS	05/19/2017	USD	5,415,037	ZAR	71,857,000	105,266	—

Total						$1,253,731	$(1,974,554)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	10.0%	$ 194,015,041
U.S. Government Obligations	8.9	174,120,347
Banks	4.8	93,227,166
Oil, Gas & Consumable Fuels	4.0	77,868,752
International Commodity Funds	3.1	59,975,233
Pharmaceuticals	2.9	56,846,487
Chemicals	2.5	47,798,648
Diversified Telecommunication Services	2.4	46,362,026
Health Care Providers & Services	2.1	40,753,160
Insurance	1.9	36,657,087
Software	1.8	35,000,702
Media	1.8	34,289,763
Capital Markets	1.6	31,711,042
Food Products	1.4	27,774,770
Real Estate Management & Development	1.4	26,891,275
Auto Components	1.3	24,446,843
Internet Software & Services	1.2	23,399,094
Automobiles	1.2	23,187,661
Technology Hardware, Storage & Peripherals	1.2	22,887,126
Airlines	1.1	21,956,434
Industrial Conglomerates	1.1	20,731,745

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments		Value
Health Care Equipment & Supplies	1.0%		$ 20,250,944
Biotechnology	1.0		20,204,179
Specialty Retail	1.0		20,155,051
Aerospace & Defense	1.0		19,555,344
Machinery	0.9		18,352,454
Internet & Direct Marketing Retail	0.9		17,752,021
Semiconductors & Semiconductor Equipment	0.9		17,467,930
IT Services	0.9		17,423,693
Wireless Telecommunication Services	0.9		17,122,675
Road & Rail	0.9		16,858,852
Hotels, Restaurants & Leisure	0.8		16,236,092
Diversified Financial Services	0.8		16,015,886
Multi-Utilities	0.8		15,883,349
Electric Utilities	0.7		14,546,196
Over-the-Counter Options Purchased	0.7		13,214,085
Textiles, Apparel & Luxury Goods	0.7		13,012,568
Consumer Finance	0.7		12,932,805
Beverages	0.6		12,516,103
Communications Equipment	0.6		12,415,205
Electronic Equipment, Instruments & Components	0.5		10,173,128
Electrical Equipment	0.5		9,806,003
Building Products	0.5		9,259,254
Equity Real Estate Investment Trusts	0.5		8,949,172
Personal Products	0.4		8,479,560
Construction & Engineering	0.4		7,251,430
Food & Staples Retailing	0.3		6,379,994
Household Durables	0.3		6,122,933
Gas Utilities	0.3		5,442,057
Multiline Retail	0.3		5,076,540
Paper & Forest Products	0.2		4,546,009
Energy Equipment & Services	0.2		4,346,996
Containers & Packaging	0.2		3,677,602
Metals & Mining	0.1		2,504,364
Professional Services	0.1		2,458,424
Diversified Consumer Services	0.1		2,085,618
Life Sciences Tools & Services	0.1		1,962,279
Independent Power & Renewable Electricity Producers	0.1		1,899,674
Tobacco	0.1		1,668,854
Commercial Services & Supplies	0.1		1,510,350
Over-the-Counter Foreign Exchange Options Purchased	0.1		1,005,096
Construction Materials	0.0	(A)	597,163
Over-the-Counter Interest Rate Swaptions Purchased	0.0	(A)	587,381
Leisure Products	0.0	(A)	366,159
Transportation Infrastructure	0.0	(A)	359,254
Distributors	0.0	(A)	326,144
Trading Companies & Distributors	0.0	(A)	305,622
Household Products	(0.1)		(2,086,449)
Short-Term Investments	21.2		412,591,440

Total Investments and Securities Sold Short	100.0%		$ 1,949,467,885

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (AC)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (AD)	Value
ASSETS
Investments
Common Stocks	$514,190,484	$431,588,531	$827,415	$946,606,430
Convertible Preferred Stocks	18,033,210	—	1,128,255	19,161,465
Preferred Stocks	4,754,825	1,694,674	8,418,632	14,868,131
Exchange-Traded Funds	59,975,233	—	—	59,975,233
Master Limited Partnership	1,899,674	—	—	1,899,674
Warrants	—	45,469	—	45,469
Convertible Bonds	—	12,864,444	897,445	13,761,889
Corporate Debt Securities	—	107,374,000	—	107,374,000
Foreign Government Obligations	—	194,015,041	—	194,015,041
Loan Assignments	—	6,172,337	—	6,172,337
U.S. Government Obligations	—	174,120,347	—	174,120,347
Short-Term Foreign Government Obligations	—	49,592,433	—	49,592,433
Short-Term U.S. Government Obligations	—	234,596,243	—	234,596,243
Over-the-Counter Options Purchased	13,214,085	—	—	13,214,085
Over-the-Counter Foreign Exchange Options Purchased	—	1,005,096	—	1,005,096
Over-the-Counter Interest Rate Swaptions Purchased	—	587,381	—	587,381
Securities Lending Collateral	123,911,141	—	—	123,911,141
Repurchase Agreement	—	4,491,623	—	4,491,623

Total Investments	$735,978,652	$1,218,147,619	$11,271,747	$1,965,398,018

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$131,088	$—	$131,088
Centrally Cleared Interest Rate Swap Agreements	—	470,495	—	470,495
Over-the-Counter Cross Currency Swap Agreements	—	1,390,407	—	1,390,407
Over-the-Counter Total Return Swap Agreements	—	1,551,221	—	1,551,221
Futures Contracts (AE)	195,545	—	—	195,545
Forward Foreign Currency Contracts (AE)	—	1,253,731	—	1,253,731

Total Other Financial Instruments	$195,545	$4,796,942	$—	$4,992,487

LIABILITIES
Securities Sold Short
Common Stocks	$(15,930,133)	$—	$—	$(15,930,133)

Total Securities Sold Short	$(15,930,133)	$—	$—	$(15,930,133)

Other Financial Instruments
Over-the-Counter Options Written	$(1,991,673)	$—	$—	$(1,991,673)
Over-the-Counter Foreign Exchange Options Written	—	(638,044)	—	(638,044)
Over-the-Counter Interest Rate Swaptions Written	—	(172,920)	—	(172,920)
Centrally Cleared Interest Rate Swap Agreements	—	(2,192,198)	—	(2,192,198)
Forward Foreign Currency Contracts (AE)	—	(1,974,554)	—	(1,974,554)

Total Other Financial Instruments	$(1,991,673)	$(4,977,716)	$—	$(6,969,389)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $120,782,657. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $72,323,283, representing 3.9% of the Portfolio’s net assets.

(E)

All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts is $629,994.

(F)

All or a portion of these securities have been segregated as collateral for open securities sold short transactions. The total value of all securities segregated as collateral for open securities sold short transactions is $5,537,055.

(G)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, total value of securities is $11,824,213, representing 0.6% of the Portfolio’s net assets, and total value of derivatives is $72,014, representing less than 0.1% of the Portfolio’s net assets.

(H)	Securities are Level 3 of the fair value hierarchy.
(I)	Illiquid securities. At March 31, 2017, total value of illiquid securities is $12,684,476, representing 0.7% of the Portfolio’s net assets.
(J)	Restricted securities. At March 31, 2017, the restricted securities held by the Portfolio are as follows:

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Liberty Media Corp. - Liberty Formula One	02/02/2017	$686,522	$827,415	0.0	%(A)
Convertible Preferred Stocks	Dropbox, Inc., 0.00%	05/02/2014	3,285,009	1,128,255	0.1
Preferred Stocks	Palantir Technologies, Inc., 0.00%	05/02/2014	1,304,158	1,689,235	0.1
Preferred Stocks	Uber Technologies, Inc., 0.00%	05/02/2014	2,002,180	6,729,397	0.4
Convertible Bonds	REI Agro, Ltd., 5.50%, 11/13/2014	05/02/2014	146,983	4,105	0.0	(A)
Convertible Bonds	Telefonica Participaciones SAU, 4.90%, 09/25/2017	01/07/2016	494,256	523,852	0.0	(A)
Convertible Bonds	Telefonica SA, 6.00%, 07/14/2017	07/17/2014	675,900	506,997	0.0	(A)
Convertible Bonds	Delta Topco, Ltd., 2.00%, 07/23/2019	02/02/2017	146,964	146,965	0.0	(A)
Corporate Debt Securities	Volkswagen Group of America Finance LLC, 2.45%, 11/20/2019	10/15/2015	610,576	644,866	0.0	(A)
Foreign Government Obligations	Argentina Republic Government International Bond, 3.88%, 01/15/2022	12/14/2016 - 03/29/2017	964,309	969,784	0.1
Foreign Government Obligations	Bundesrepublik Deutschland, Zero Coupon, 08/15/2026	10/24/2016	8,769,395	8,393,420	0.5
Foreign Government Obligations	Indonesia Government International Bond, 4.88%, 05/05/2021	11/28/2016 - 11/29/2016	496,406	496,891	0.0	(A)
Foreign Government Obligations	Portugal Obrigacoes do Tesouro OT, 3.85%, 04/15/2021	01/31/2017 - 02/01/2017	3,487,810	3,521,973	0.2
Foreign Government Obligations	U.K. Gilt, 1.25%, 07/22/2018	01/25/2017 - 02/02/2017	6,387,715	6,354,999	0.3
Foreign Government Obligations	U.K. Gilt, 1.75%, 07/22/2019	01/25/2017	2,977,656	2,959,152	0.2

Total			$32,435,838	$34,897,306	1.9%

(K)	Rates disclosed reflect the yields at March 31, 2017.
(L)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(M)	Securities in default.
(N)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, the total value of Regulation S securities is $64,864,023, representing 3.5% of the Portfolio’s net assets.

(O)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2017; the maturity date disclosed is the ultimate maturity date.
(P)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(Q)	Perpetual maturity. The date displayed is the next call date.
(R)	All or a portion of the security represents an unsettled loan commitment at March 31, 2017 where the rate will be determined at time of settlement.
(S)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2017.
(T)	Percentage rounds to less than 0.01% or (0.01)%.
(U)	Cash in the amount of $13,448,000 has been segregated by the broker as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts.
(V)

Aggregate cost for federal income tax purposes is $1,874,837,078. Aggregate gross unrealized appreciation and depreciation for all securities is $139,871,568 and $49,310,628, respectively. Net unrealized appreciation for tax purposes is $90,560,940.

(W)	Cash in the amount of $1,135,960 has been segregated by the broker as collateral for centrally cleared swap agreements.
(X)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(Y)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(Z)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(AA)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(AB)	Cash in the amount of $1,341,330 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(AC)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(AD)	Level 3 securities were not considered significant to the Portfolio.
(AE)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	New Romanian Leu
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BBH	Brown Brothers Harriman & Co.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSI	Credit Suisse International
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
SG	Societe Generale
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2017 Form N-Q

Transamerica BlackRock Smart Beta 50 VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 12.6%
iShares Edge MSCI Min Vol EAFE ETF	84,863	$ 5,600,958
iShares Edge MSCI Min Vol Emerging Markets ETF	30,172	1,614,202

		7,215,160

U.S. Equity Funds - 37.4%
iShares Edge MSCI Min Vol USA ETF	97,684	4,661,480
iShares Edge MSCI USA Momentum Factor ETF	56,293	4,652,616
iShares Edge MSCI USA Quality Factor ETF	64,602	4,703,026
iShares Edge MSCI USA Size Factor ETF	35,974	2,718,555
iShares Edge MSCI USA Value Factor ETF	64,197	4,694,085

		21,429,762

U.S. Fixed Income Fund - 49.5%
iShares Core U.S. Aggregate Bond ETF	261,695	28,391,291

Total Exchange-Traded Funds (Cost $55,926,978)		57,036,213

Total Investments (Cost $55,926,978) (A)		57,036,213
Net Other Assets (Liabilities) - 0.5%		271,286

Net Assets - 100.0%		$ 57,307,499

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$57,036,213	$—	$—	$57,036,213

Total Investments	$57,036,213	$—	$—	$57,036,213

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Aggregate cost for federal income tax purposes is $55,926,978. Aggregate gross unrealized appreciation and depreciation for all securities is $1,662,405 and $553,170, respectively. Net unrealized appreciation for tax purposes is $1,109,235.

(B)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica BlackRock Smart Beta 75 VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 18.7%
iShares Edge MSCI Min Vol EAFE ETF	44,171	$ 2,915,286
iShares Edge MSCI Min Vol Emerging Markets ETF	15,268	816,838

		3,732,124

U.S. Equity Funds - 56.1%
iShares Edge MSCI Min Vol USA ETF	50,959	2,431,763
iShares Edge MSCI USA Momentum Factor ETF	29,383	2,428,505
iShares Edge MSCI USA Quality Factor ETF	34,036	2,477,821
iShares Edge MSCI USA Size Factor ETF	18,667	1,410,665
iShares Edge MSCI USA Value Factor ETF	33,505	2,449,886

		11,198,640

U.S. Fixed Income Fund - 25.0%
iShares Core U.S. Aggregate Bond ETF	45,916	4,981,427

Total Exchange-Traded Funds (Cost $19,222,005)		19,912,191

Total Investments (Cost $19,222,005) (A)		19,912,191
Net Other Assets (Liabilities) - 0.2%		45,817

Net Assets - 100.0%		$ 19,958,008

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$19,912,191	$—	$—	$19,912,191

Total Investments	$19,912,191	$—	$—	$19,912,191

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Aggregate cost for federal income tax purposes is $19,222,005. Aggregate gross unrealized appreciation and depreciation for all securities is $741,565 and $51,379, respectively. Net unrealized appreciation for tax purposes is $690,186.

(B)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 6.3%
International Equity Funds - 3.7%
iShares MSCI Eurozone ETF (A)	1,355,353	$ 51,029,040
iShares MSCI Japan ETF	162,455	8,366,433

		59,395,473

U.S. Equity Fund - 0.5%
SPDR S&P 500 ETF Trust	38,461	9,066,796

U.S. Fixed Income Funds - 2.1%
iShares iBoxx $ High Yield Corporate Bond ETF (A)	178,242	15,646,083
SPDR Bloomberg Barclays High Yield Bond ETF	481,544	17,783,420

		33,429,503

Total Exchange-Traded Funds (Cost $97,546,520)		101,891,772

INVESTMENT COMPANIES - 93.6%
International Alternative Fund - 0.0% (B)
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F) (G)	79,640	457,319

International Equity Fund - 5.3%
Transamerica MFS International Equity VP (H)	10,037,332	85,317,323

International Mixed Allocation Fund - 6.5%
Transamerica Blackrock Global Allocation VP (H)	11,952,814	105,662,877

U.S. Equity Funds - 29.2%
Transamerica Barrow Hanley Dividend Focused VP (H)	3,494,747	82,545,924
Transamerica Jennison Growth VP (H)	8,116,574	79,136,601
Transamerica JPMorgan Enhanced Index VP (H)	10,147,443	198,585,465
Transamerica JPMorgan Mid Cap Value VP (H)	2,536,896	51,093,087
Transamerica WMC US Growth VP (H)	2,353,772	60,091,800

		471,452,877

U.S. Fixed Income Funds - 29.4%
Transamerica JPMorgan Core Bond VP (H)	31,112,790	403,532,889
Transamerica Short-Term Bond (I)	7,095,739	71,099,309

		474,632,198

U.S. Mixed Allocation Fund - 23.2%
Transamerica PIMCO Total Return VP (H)	33,226,728	374,797,495

Total Investment Companies (Cost $1,499,563,658)		1,512,320,089

SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (J)	34,089,434	34,089,434

Total Securities Lending Collateral (Cost $34,089,434)		34,089,434

	Principal	Value
REPURCHASE AGREEMENT - 0.2%

State Street Bank & Trust Co. 0.09% (J), dated 03/31/2017, to be repurchased at $3,596,411 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $3,670,977.

	$ 3,596,384	$ 3,596,384

Total Repurchase Agreement (Cost $3,596,384)		3,596,384

Total Investments (Cost $1,634,795,996) (K)		1,651,897,679
Net Other Assets (Liabilities) - (2.2)%		(35,358,068)

Net Assets - 100.0%		$ 1,616,539,611

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$101,891,772	$—	$—	$101,891,772
Investment Companies	1,511,862,770	—	—	1,511,862,770
Securities Lending Collateral	34,089,434	—	—	34,089,434
Repurchase Agreement	—	3,596,384	—	3,596,384

Total	$1,647,843,976	$3,596,384	$—	$1,651,440,360

Investment Companies Measured at Net Asset Value (M)				457,319

Total Investments				1,651,897,679

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $33,296,038. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Non-income producing security.
(D)	Investment in an affiliated company of Transamerica Asset Management, Inc.
(E)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, value of the security is $457,319, representing less than 0.1% of the Portfolio’s net assets.

(F)	Illiquid security. At March 31, 2017, value of the illiquid security is $457,319, representing less than 0.1% of the Portfolio’s net assets.
(G)	Restricted security. At March 31, 2017, the restricted security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$819,372	$457,319	0.0	%(B)

(H)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(I)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(J)	Rates disclosed reflect the yields at March 31, 2017.
(K)

Aggregate cost for federal income tax purposes is $1,634,795,996. Aggregate gross unrealized appreciation and depreciation for all securities is $52,988,574 and $35,886,891, respectively. Net unrealized appreciation for tax purposes is $17,101,683.

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Australia - 6.2%
Aventus Retail Property Fund, Ltd., REIT	1,022,922	$ 1,875,629
Dexus Property Group, REIT	327,073	2,441,364
Goodman Group, REIT	1,198,998	7,090,104
GPT Group, REIT	936,970	3,686,601
Mirvac Group, REIT	473,087	791,550
Scentre Group, REIT	2,625,960	8,606,738

		24,491,986

Austria - 0.4%
BUWOG AG (A)	59,895	1,511,140

France - 3.4%
Gecina SA, REIT (B)	30,824	4,182,722
Klepierre, REIT	169,317	6,585,673
Unibail-Rodamco SE, REIT	10,983	2,567,121

		13,335,516

Germany - 3.6%
ADO Properties SA (B) (C)	43,571	1,562,709
Deutsche Wohnen AG	92,330	3,040,129
LEG Immobilien AG (A) (B)	86,844	7,118,855
Vonovia SE	78,813	2,777,086

		14,498,779

Hong Kong - 11.8%
Cheung Kong Property Holdings, Ltd.	1,298,543	8,747,182
China Resources Land, Ltd.	682,000	1,842,887
Hang Lung Properties, Ltd.	3,146,000	8,177,212
Henderson Land Development Co., Ltd.	189,800	1,175,947
Hongkong Land Holdings, Ltd.	435,000	3,345,150
Kerry Properties, Ltd.	754,500	2,616,454
Link REIT	975,800	6,836,815
Sun Hung Kai Properties, Ltd.	479,855	7,051,334
Swire Properties, Ltd.	2,131,600	6,829,678

		46,622,659

Japan - 13.4%
Activia Properties, Inc., REIT	622	2,966,694
Daito Trust Construction Co., Ltd. (B)	56,300	7,734,739
Daiwa House Industry Co., Ltd.	80,792	2,319,332
Hulic Co., Ltd. (B)	454,300	4,272,452
Japan Retail Fund Investment Corp., Class A, REIT	1,948	3,821,460
Kenedix Office Investment Corp., Class A, REIT	706	4,160,029
Mitsubishi Estate Co., Ltd.	162,710	2,966,867
Mitsui Fudosan Co., Ltd.	427,510	9,116,220
Mori Hills REIT Investment Corp. (B)	2,170	2,908,147
Nippon Prologis REIT, Inc. (B)	2,550	5,526,947
Orix JREIT, Inc., Class A	3,711	5,880,000
Sumitomo Realty & Development Co., Ltd.	58,777	1,523,672

		53,196,559

Netherlands - 0.7%
Eurocommercial Properties NV, CVA	43,669	1,565,991
NSI NV, REIT	285,328	1,171,893

		2,737,884

	Shares	Value
COMMON STOCKS (continued)
Singapore - 1.4%
Global Logistic Properties, Ltd., Class L	1,821,400	$ 3,619,753
Mapletree Commercial Trust, REIT	1,816,392	1,986,689

		5,606,442

Spain - 0.2%
Hispania Activos Inmobiliarios SOCIMI SA, REIT	59,297	852,085

Sweden - 0.8%
Fabege AB (B)	49,018	779,527
Hufvudstaden AB, Class A	153,361	2,272,864

		3,052,391

Switzerland - 0.5%
PSP Swiss Property AG	21,641	1,969,328

United Kingdom - 4.1%
Great Portland Estates PLC, REIT	99,745	814,183
Hammerson PLC, REIT	378,451	2,707,462
Land Securities Group PLC, REIT	483,058	6,409,318
Safestore Holdings PLC, REIT	217,664	1,033,576
Segro PLC, REIT	508,133	2,904,352
Tritax Big Box REIT PLC	441,450	799,772
UNITE Group PLC, REIT	199,491	1,590,883

		16,259,546

United States - 51.9%
Alexandria Real Estate Equities, Inc., REIT	38,900	4,299,228
American Campus Communities, Inc., REIT	83,800	3,988,042
American Homes 4 Rent, Class A, REIT	118,390	2,718,234
AvalonBay Communities, Inc., REIT	45,179	8,294,864
Boston Properties, Inc., REIT	38,400	5,084,544
Colony Starwood Homes, REIT	57,300	1,945,335
Crown Castle International Corp., REIT	38,539	3,640,009
CubeSmart, Class A, REIT	104,630	2,716,195
DCT Industrial Trust, Inc., REIT	92,300	4,441,476
DDR Corp., REIT	332,700	4,168,731
DiamondRock Hospitality Co., REIT	140,900	1,571,035
Digital Realty Trust, Inc., REIT	75,017	7,981,059
Equinix, Inc., REIT	10,100	4,043,737
Equity Residential, REIT	61,636	3,834,992
Forest City Realty Trust, Inc., Class A, REIT	87,600	1,907,928
Gaming and Leisure Properties, Inc., REIT	164,494	5,497,390
GGP, Inc., REIT	496,906	11,518,281
HCP, Inc., REIT	168,300	5,264,424
Healthcare Realty Trust, Inc., REIT	113,300	3,682,250
Healthcare Trust of America, Inc., Class A, REIT	101,877	3,205,051
Host Hotels & Resorts, Inc., REIT	302,105	5,637,279
Hudson Pacific Properties, Inc., REIT	90,833	3,146,455
Invitation Homes, Inc., REIT (A)	90,200	1,969,066
Kilroy Realty Corp., REIT	48,900	3,524,712
Kimco Realty Corp., REIT	156,670	3,460,840
Mid-America Apartment Communities, Inc., REIT	43,400	4,415,516
Prologis, Inc., Class A, REIT	195,610	10,148,247
Public Storage, REIT	40,230	8,806,749
Regency Centers Corp., REIT	102,900	6,831,531
Simon Property Group, Inc., REIT	94,959	16,335,797
SL Green Realty Corp., REIT	68,800	7,335,456
Spirit Realty Capital, Inc., REIT	459,024	4,649,913
Sun Communities, Inc., REIT	77,600	6,233,608
Sunstone Hotel Investors, Inc., REIT	187,094	2,868,151
UDR, Inc., REIT	142,684	5,173,722
VEREIT, Inc.	673,600	5,718,864

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Vornado Realty Trust, Class A, REIT	93,785	$ 9,407,573
Welltower, Inc., REIT	140,194	9,928,539

		205,394,823

Total Common Stocks (Cost $392,923,016)		389,529,138

SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (D)	17,763,228	17,763,228

Total Securities Lending Collateral (Cost $17,763,228)		17,763,228

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.09% (D), dated 03/31/2017, to be repurchased at $4,581,488 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $4,673,512.	$ 4,581,454	4,581,454

Total Repurchase Agreement (Cost $4,581,454)		4,581,454

Total Investments (Cost $415,267,698) (E)		411,873,820
Net Other Assets (Liabilities) - (4.1)%		(16,063,868)

Net Assets - 100.0%		$ 395,809,952

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	72.2%	$ 297,158,621
Real Estate Management & Development	22.4	92,370,517

Investments, at Value	94.6	389,529,138
Short-Term Investments	5.4	22,344,682

Total Investments	100.0%	$ 411,873,820

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$205,394,823	$184,134,315	$—	$389,529,138
Securities Lending Collateral	17,763,228	—	—	17,763,228
Repurchase Agreement	—	4,581,454	—	4,581,454

Total Investments	$223,158,051	$188,715,769	$—	$411,873,820

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $16,912,209. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of the 144A security is $1,562,709, representing 0.4% of the Portfolio’s net assets.

(D)	Rates disclosed reflect the yields at March 31, 2017.
(E)

Aggregate cost for federal income tax purposes is $415,267,698. Aggregate gross unrealized appreciation and depreciation for all securities is $15,295,333 and $18,689,211, respectively. Net unrealized depreciation for tax purposes is $3,393,878.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.5%
International Alternative Fund - 1.6%
Transamerica Unconstrained Bond (A)	1,037,417	$ 10,519,412

International Equity Funds - 65.3%
Transamerica Developing Markets Equity (A)	1,891,782	19,579,940
Transamerica International Equity (A)	10,109,288	178,024,554
Transamerica International Equity Opportunities (A)	23,613,335	183,947,881
Transamerica International Small Cap Value (A)	3,907,590	46,539,397

		428,091,772

U.S. Equity Funds - 7.0%
Transamerica Jennison Growth VP (B)	2,370,479	23,112,174
Transamerica Large Cap Value (A)	1,780,073	23,034,147

		46,146,321

U.S. Fixed Income Funds - 18.7%
Transamerica Core Bond (A)	1,650,649	16,341,429
Transamerica High Yield Bond (A)	6,401,867	59,665,403
Transamerica Intermediate Bond (A)	4,631,754	46,641,765

		122,648,597

U.S. Mixed Allocation Fund - 4.9%
Transamerica PIMCO Total Return VP (B)	2,850,528	32,153,955

Total Investment Companies (Cost $622,554,384)		639,560,057

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.1%
U.S. Treasury - 1.1%
U.S. Treasury Note
0.75%, 01/31/2018 (C)	$ 7,570,000	7,551,665

Total U.S. Government Obligation (Cost $7,559,875)		7,551,665

REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.09% (D), dated 03/31/2017, to be repurchased at $5,193,485 on 04/03/2017. Collateralized by a U.S. Government Agency Obligation, 1.88%, due 09/18/2018, and with a value of $5,302,080.	5,193,446	5,193,446

Total Repurchase Agreement (Cost $5,193,446)		5,193,446

Total Investments (Cost $635,307,705) (E)		652,305,168
Net Other Assets (Liabilities) - 0.6%		3,678,965

Net Assets - 100.0%		$ 655,984,133

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(468)	06/30/2017	$—	$(88,733)
CAD Currency	Long	511	06/20/2017	614,795	—
FTSE 100 Index	Short	(36)	06/16/2017	—	(9,177)
Hang Seng Index	Short	(21)	04/27/2017	32,077	—
MSCI EAFE Mini Index	Long	56	06/16/2017	101,639	—
MSCI Emerging Markets Mini Index	Long	276	06/16/2017	483,024	—
Russell 2000® Mini Index	Long	94	06/16/2017	99,116	—
S&P 500® E-Mini	Short	(164)	06/16/2017	32,467	—
S&P/ASX 200 Index	Short	(30)	06/15/2017	—	(60,205)
S&P/TSX 60 Index	Long	329	06/15/2017	—	(118,546)
TOPIX Index	Long	120	06/08/2017	—	(306,773)
U.S. Treasury Bond	Long	28	06/21/2017	22,248	—

Total				$1,385,366	$(583,434)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$639,560,057	$—	$—	$639,560,057
U.S. Government Obligation	—	7,551,665	—	7,551,665
Repurchase Agreement	—	5,193,446	—	5,193,446

Total Investments	$639,560,057	$12,745,111	$—	$652,305,168

Other Financial Instruments
Futures Contracts (G)	$1,385,366	$—	$—	$1,385,366

Total Other Financial Instruments	$1,385,366	$—	$—	$1,385,366

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(583,434)	$—	$—	$(583,434)

Total Other Financial Instruments	$(583,434)	$—	$—	$(583,434)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $6,758,591.

(D)	Rate disclosed reflects the yield at March 31, 2017.
(E)

Aggregate cost for federal income tax purposes is $635,307,705. Aggregate gross unrealized appreciation and depreciation for all securities is $22,146,731 and $5,149,268, respectively. Net unrealized appreciation for tax purposes is $16,997,463.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 58.0%
Aerospace & Defense - 4.5%
Boeing Co.	116,461	$ 20,597,293
General Dynamics Corp.	45,096	8,441,971
Northrop Grumman Corp.	33,585	7,987,856

		37,027,120

Air Freight & Logistics - 0.7%
United Parcel Service, Inc., Class B	50,481	5,416,611

Automobiles - 1.5%
General Motors Co.	359,744	12,720,548

Banks - 1.1%
US Bancorp	172,799	8,899,149

Biotechnology - 2.8%
AbbVie, Inc., Class G	80,730	5,260,367
Amgen, Inc.	109,085	17,897,576

		23,157,943

Capital Markets - 4.1%
CME Group, Inc., Class A	124,329	14,770,285
Morgan Stanley	241,401	10,341,619
TD Ameritrade Holding Corp.	232,834	9,047,929

		34,159,833

Chemicals - 2.0%
LyondellBasell Industries NV, Class A	184,480	16,822,731

Construction Materials - 0.3%
Vulcan Materials Co.	19,961	2,404,901

Consumer Finance - 1.4%
Synchrony Financial	346,061	11,869,892

Equity Real Estate Investment Trusts - 2.1%
Colony NorthStar, Inc., Class A	336,232	4,340,755
Colony Starwood Homes	66,832	2,268,947
Crown Castle International Corp.	39,083	3,691,389
MGM Growth Properties LLC, Class A	84,483	2,285,265
Outfront Media, Inc.	185,554	4,926,459

		17,512,815

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	86,463	14,498,980
Kroger Co.	145,596	4,293,626
Sysco Corp.	88,406	4,590,040

		23,382,646

Food Products - 0.7%
Hershey Co.	50,060	5,469,055

Health Care Equipment & Supplies - 1.3%
Medtronic PLC	132,567	10,679,598

Health Care Providers & Services - 0.8%
Aetna, Inc.	49,441	6,306,200

Hotels, Restaurants & Leisure - 2.2%
McDonald’s Corp.	22,372	2,899,635
Norwegian Cruise Line Holdings, Ltd. (A)	96,202	4,880,327
Six Flags Entertainment Corp.	69,094	4,110,402
Starbucks Corp.	111,402	6,504,763

		18,395,127

Household Products - 0.8%
Kimberly-Clark Corp.	51,482	6,776,576

Industrial Conglomerates - 1.5%
Honeywell International, Inc.	96,492	12,048,956

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 1.6%
Priceline Group, Inc. (A)	7,421	$ 13,209,157

Internet Software & Services - 2.0%
Alphabet, Inc., Class C (A)	20,303	16,842,557

IT Services - 3.7%
Accenture PLC, Class A	58,172	6,973,659
Automatic Data Processing, Inc.	39,371	4,031,197
Mastercard, Inc., Class A	174,090	19,579,902

		30,584,758

Leisure Products - 1.1%
Hasbro, Inc.	47,355	4,726,976
Mattel, Inc.	166,793	4,271,569

		8,998,545

Media - 2.6%
Comcast Corp., Class A	360,511	13,551,608
Madison Square Garden Co., Class A (A)	11,442	2,285,082
Time Warner, Inc.	62,877	6,143,712

		21,980,402

Oil, Gas & Consumable Fuels - 0.3%
Suncor Energy, Inc.	77,980	2,394,197

Personal Products - 0.5%
Estee Lauder Cos., Inc., Class A	49,757	4,218,896

Pharmaceuticals - 1.7%
Allergan PLC	17,576	4,199,258
Bristol-Myers Squibb Co.	139,107	7,564,639
Eli Lilly & Co.	28,401	2,388,808

		14,152,705

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (A)	214,691	7,469,100

Road & Rail - 1.3%
CSX Corp.	232,437	10,819,942

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.	133,844	4,827,753

Software - 4.5%
Adobe Systems, Inc. (A)	105,970	13,789,876
Microsoft Corp.	362,820	23,895,325

		37,685,201

Specialty Retail - 1.3%
Home Depot, Inc.	76,290	11,201,661

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	96,946	13,927,262

Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc., Class B	203,948	11,366,022

Tobacco - 2.2%
Altria Group, Inc.	258,583	18,467,998

Total Common Stocks (Cost $415,381,322)		481,195,857

PREFERRED STOCKS - 0.4%
Banks - 0.2%
Citigroup Capital XIII
7.41% (B)	69,184	1,843,754

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Capital Markets - 0.1%
Morgan Stanley
Series E, 7.13% (B)	5,463	$ 159,137
Series F, 6.88% (B)	5,611	158,230

		317,367

Consumer Finance - 0.1%
Discover Financial Services
Series B, 6.50%	35,929	932,357

Industrial Conglomerates - 0.0% (C)
General Electric Co.
4.70%	3,077	78,987

Total Preferred Stocks (Cost $3,114,041)		3,172,465

MASTER LIMITED PARTNERSHIP - 1.2%
Capital Markets - 1.2%
Blackstone Group, LP, Class A	325,753	9,674,864

Total Master Limited Partnership (Cost $10,389,680)		9,674,864

	Principal	Value
ASSET-BACKED SECURITIES - 1.4%
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (D)	$ 219,000	218,471
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class E,
3.82%, 02/10/2020 (D)	881,000	881,286
Series 2015-2, Class D,
3.00%, 06/08/2021	214,000	216,915
Series 2015-3, Class D,
3.34%, 08/08/2021	1,244,000	1,259,081
Series 2016-1, Class D,
3.59%, 02/08/2022	407,000	416,192
Series 2016-2, Class D,
3.65%, 05/09/2022	293,000	300,146
Applebee’s Funding LLC / IHOP Funding LLC
Series 2014-1, Class A2,
4.28%, 09/05/2044 (D)	975,000	955,048
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2,
4.47%, 03/20/2043 (D)	2,778,727	2,756,113
Domino’s Pizza Master Issuer LLC
Series 2012-1A, Class A2,
5.22%, 01/25/2042 (D)	376,237	381,141
Series 2015-1A, Class A2I,
3.48%, 10/25/2045 (D)	674,463	674,755
OSCAR US Funding Trust V
Series 2016-2A, Class A3,
2.73%, 12/15/2020 (D)	160,000	158,024
Series 2016-2A, Class A4,
2.99%, 12/15/2023 (D)	140,000	137,492
Santander Drive Auto Receivables Trust
Series 2013-4, Class E,
4.67%, 01/15/2020 (D)	987,000	998,726
Series 2015-1, Class D,
3.24%, 04/15/2021	209,000	211,807
Series 2015-4, Class D,
3.53%, 08/16/2021	435,000	442,555

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Taco Bell Funding LLC
Series 2016-1A, Class A2I,
3.83%, 05/25/2046 (D)	$ 585,060	$ 593,084
Wendys Funding LLC
Series 2015-1A, Class A2I,
3.37%, 06/15/2045 (D)	843,160	847,076

Total Asset-Backed Securities (Cost $11,561,782)		11,447,912

CORPORATE DEBT SECURITIES - 21.1%
Aerospace & Defense - 0.1%
Arconic, Inc.
5.13%, 10/01/2024	135,000	139,455
Rockwell Collins, Inc.
3.20%, 03/15/2024 (E)	360,000	359,589
3.50%, 03/15/2027 (E)	616,000	616,178

		1,115,222

Auto Components - 0.1%
Schaeffler Finance BV
4.25%, 05/15/2021 (D)	245,000	248,369
ZF North America Capital, Inc.
4.50%, 04/29/2022 (D)	192,000	199,920

		448,289

Automobiles - 0.2%
Ford Motor Co.
4.35%, 12/08/2026	801,000	816,798
General Motors Co.
4.88%, 10/02/2023	802,000	855,664

		1,672,462

Banks - 2.3%
Bank of America Corp.
2.50%, 10/21/2022, MTN	1,827,000	1,780,950
4.18%, 11/25/2027, MTN	1,920,000	1,926,977
5.70%, 05/02/2017	438,000	439,441
CIT Group, Inc.
4.25%, 08/15/2017	2,154,000	2,172,848
5.00%, 05/15/2018 (D)	150,000	151,013
5.50%, 02/15/2019 (D)	559,000	587,649
Citigroup, Inc.
2.48% (B), 09/01/2023	942,000	968,659
3.89% (B), 01/10/2028	773,000	776,445
Citizens Financial Group, Inc.
3.75%, 07/01/2024	195,000	190,801
4.30%, 12/03/2025	1,096,000	1,129,617
4.35%, 08/01/2025	159,000	163,191
First Republic Bank
4.63%, 02/13/2047	573,000	572,397
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (D)	422,000	396,989
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	1,198,000	1,185,560
3.38%, 05/01/2023	1,199,000	1,200,963
3.88%, 09/10/2024	323,000	327,387
Santander UK PLC
5.00%, 11/07/2023 (D)	2,011,000	2,095,382
SVB Financial Group
5.38%, 09/15/2020	535,000	579,014
US Bancorp
2.38%, 07/22/2026, MTN	786,000	734,415

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
2.10%, 05/08/2017, MTN	$ 245,000	$ 245,177
3.00%, 04/22/2026	347,000	333,023
5.88% (B), 06/15/2025 (F)	894,000	963,680

		18,921,578

Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	282,000	284,121
3.30%, 02/01/2023	1,600,000	1,628,498
3.65%, 02/01/2026	2,281,000	2,306,547
4.90%, 02/01/2046	818,000	884,032
Constellation Brands, Inc.
3.70%, 12/06/2026	590,000	589,402
4.25%, 05/01/2023	816,000	860,537
4.75%, 12/01/2025	105,000	113,104
Molson Coors Brewing Co.
3.00%, 07/15/2026	1,213,000	1,153,483
4.20%, 07/15/2046	323,000	302,461

		8,122,185

Building Products - 0.2%
Masco Corp.
3.50%, 04/01/2021	454,000	461,995
4.38%, 04/01/2026	81,000	84,176
Owens Corning
3.40%, 08/15/2026	210,000	203,366
4.20%, 12/01/2024	527,000	542,952

		1,292,489

Capital Markets - 2.2%
CBOE Holdings, Inc.
3.65%, 01/12/2027	658,000	661,520
Charles Schwab Corp.
3.00%, 03/10/2025	560,000	553,599
4.63% (B), 03/01/2022 (F)	592,000	583,120
7.00% (B), 02/01/2022 (F)	804,000	914,550
Credit Suisse AG
1.38%, 05/26/2017, MTN	1,066,000	1,066,167
E*TRADE Financial Corp.
4.63%, 09/15/2023	1,468,000	1,503,966
5.38%, 11/15/2022	920,000	963,730
Goldman Sachs Capital I
6.35%, 02/15/2034	1,942,000	2,328,380
Goldman Sachs Group, Inc.
3.00%, 04/26/2022	1,146,000	1,148,807
3.75%, 02/25/2026	1,133,000	1,140,268
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	649,000	669,508
Lazard Group LLC
4.25%, 11/14/2020	1,241,000	1,305,227
Morgan Stanley
2.63%, 11/17/2021, MTN	1,077,000	1,069,903
3.95%, 04/23/2027	830,000	822,023
5.55%, 04/27/2017, MTN	350,000	350,932
Raymond James Financial, Inc.
3.63%, 09/15/2026 (G)	218,000	214,618
5.63%, 04/01/2024 (G)	1,830,000	2,058,470

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	$ 419,000	$ 424,172
3.63%, 04/01/2025	570,000	584,477

		18,363,437

Chemicals - 0.3%
Ashland LLC
3.88%, 04/15/2018	172,000	174,580
CF Industries, Inc.
4.50%, 12/01/2026 (D)	812,000	824,748
6.88%, 05/01/2018	1,604,000	1,672,170

		2,671,498

Commercial Services & Supplies - 0.0% (C)
Cintas Corp. No. 2
4.30%, 06/01/2021	164,000	174,643

Construction & Engineering - 0.0% (C)
SBA Tower Trust
2.93%, 12/09/2042 (D)	55,000	55,027

Construction Materials - 0.3%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	429,000	442,989
Vulcan Materials Co.
4.50%, 04/01/2025	846,000	889,718
7.00%, 06/15/2018	799,000	845,737
7.50%, 06/15/2021	311,000	364,072

		2,542,516

Consumer Finance - 0.7%
Ally Financial, Inc.
8.00%, 12/31/2018	207,000	223,560
American Express Credit Corp.
2.13%, 03/18/2019	2,034,000	2,043,977
Discover Financial Services
3.75%, 03/04/2025	728,000	714,179
3.95%, 11/06/2024	817,000	818,249
General Motors Financial Co., Inc.
3.70%, 05/09/2023	354,000	355,334
Synchrony Financial
3.00%, 08/15/2019	537,000	545,377
4.50%, 07/23/2025	838,000	859,989

		5,560,665

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (D)	200,000	202,000
Ball Corp.
4.38%, 12/15/2020	514,000	538,415

		740,415

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	159,000	158,848
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (D)	1,335,000	1,356,117
LeasePlan Corp. NV
2.50%, 05/16/2018 (D)	1,321,000	1,324,282
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.88%, 04/15/2045 (D)	789,000	705,741
5.88%, 03/15/2022 (D)	1,550,000	1,595,539

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Scottrade Financial Services, Inc.
6.13%, 07/11/2021 (D)	$ 239,000	$ 270,728

		5,411,255

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3.40%, 05/15/2025	136,000	131,366
4.25%, 03/01/2027	650,000	657,201
5.45%, 03/01/2047	665,000	679,798
BellSouth LLC
4.40%, 04/26/2021 (D)	3,216,000	3,222,689
Verizon Communications, Inc.
2.63%, 08/15/2026 (G)	1,780,000	1,625,395
2.95%, 03/15/2022 (D)	315,000	313,746
4.13%, 08/15/2046	399,000	344,282

		6,974,477

Electric Utilities - 0.8%
Duke Energy Corp.
1.80%, 09/01/2021	332,000	320,692
2.65%, 09/01/2026	483,000	450,019
IPALCO Enterprises, Inc.
5.00%, 05/01/2018	436,000	447,990
PPL WEM, Ltd. / Western Power Distribution, Ltd.
5.38%, 05/01/2021 (D)	2,220,000	2,399,323
Southern Co.
2.35%, 07/01/2021	1,329,000	1,304,912
2.95%, 07/01/2023	711,000	692,088
3.25%, 07/01/2026	1,330,000	1,268,805

		6,883,829

Electronic Equipment, Instruments & Components - 0.1%
Trimble, Inc.
4.75%, 12/01/2024	1,116,000	1,155,003

Energy Equipment & Services - 0.4%
Diamond Offshore Drilling, Inc.
5.88%, 05/01/2019 (G)	138,000	144,210
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	1,284,000	1,334,871
Hiland Partners Holdings LLC / Hiland Partners Finance Corp.
5.50%, 05/15/2022 (D)	406,000	423,567
Oceaneering International, Inc.
4.65%, 11/15/2024	781,000	786,231
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	563,000	618,785

		3,307,664

Equity Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	620,000	621,919
4.50%, 07/30/2029	546,000	563,317
4.60%, 04/01/2022	1,464,000	1,555,437
American Tower Corp.
3.30%, 02/15/2021	865,000	877,142
3.38%, 10/15/2026	1,113,000	1,061,178
3.45%, 09/15/2021	94,000	95,695
3.50%, 01/31/2023	166,000	166,982
4.40%, 02/15/2026	533,000	551,375

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Crown Castle International Corp.
4.00%, 03/01/2027	$ 393,000	$ 395,461
4.88%, 04/15/2022	1,307,000	1,405,933
5.25%, 01/15/2023	729,000	795,513
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024	381,000	401,955
Senior Housing Properties Trust
6.75%, 04/15/2020 - 12/15/2021	253,000	277,036
SL Green Realty Corp.
5.00%, 08/15/2018	304,000	314,288
7.75%, 03/15/2020	1,330,000	1,493,549

		10,576,780

Food & Staples Retailing - 0.6%
CVS Health Corp.
2.80%, 07/20/2020	1,726,000	1,754,924
4.75%, 12/01/2022	415,000	450,423
5.00%, 12/01/2024	534,000	584,286
Sysco Corp.
2.50%, 07/15/2021	233,000	232,223
3.30%, 07/15/2026	581,000	568,927
Walgreens Boots Alliance, Inc.
2.60%, 06/01/2021	272,000	272,328
3.10%, 06/01/2023	150,000	149,793
3.45%, 06/01/2026	699,000	683,453
4.65%, 06/01/2046	122,000	121,376

		4,817,733

Food Products - 0.6%
Danone SA
2.08%, 11/02/2021 (D)	1,038,000	1,010,145
2.59%, 11/02/2023 (D)	580,000	561,252
Kraft Heinz Foods Co.
2.80%, 07/02/2020	645,000	653,784
3.00%, 06/01/2026	344,000	323,272
3.50%, 07/15/2022	496,000	506,793
WM Wrigley Jr. Co.
2.40%, 10/21/2018 (D)	1,900,000	1,915,419
3.38%, 10/21/2020 (D)	351,000	362,942

		5,333,607

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co.
1.80%, 12/15/2017	544,000	544,406
Life Technologies Corp.
6.00%, 03/01/2020	721,000	789,896

		1,334,302

Health Care Providers & Services - 0.9%
Aetna, Inc.
2.80%, 06/15/2023	429,000	425,494
Centene Corp.
4.75%, 05/15/2022 - 01/15/2025	187,000	189,103
6.13%, 02/15/2024	116,000	124,555
Cigna Corp.
3.25%, 04/15/2025	1,582,000	1,563,747
Express Scripts Holding Co.
3.40%, 03/01/2027	203,000	191,181
3.50%, 06/15/2024	302,000	297,449
4.50%, 02/25/2026	796,000	816,502

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc.
3.75%, 03/15/2019	$ 461,000	$ 471,372
5.00%, 03/15/2024	241,000	252,749
5.38%, 02/01/2025	223,000	232,478
5.88%, 05/01/2023 - 02/15/2026	641,000	681,480
Universal Health Services, Inc.
4.75%, 08/01/2022 (D)	711,000	730,552
5.00%, 06/01/2026 (D)	528,000	542,520
WellCare Health Plans, Inc.
5.25%, 04/01/2025	1,169,000	1,196,238

		7,715,420

Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance, Inc.
4.63%, 01/15/2022 (D)	1,310,000	1,341,112
Brinker International, Inc.
3.88%, 05/15/2023	114,000	107,873
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025 (D)	1,457,000	1,474,775

		2,923,760

Household Durables - 0.6%
DR Horton, Inc.
3.75%, 03/01/2019	685,000	702,001
4.75%, 05/15/2017	100,000	100,332
MDC Holdings, Inc.
5.50%, 01/15/2024	569,000	586,070
Newell Brands, Inc.
3.15%, 04/01/2021	266,000	271,730
3.85%, 04/01/2023	287,000	296,636
4.20%, 04/01/2026	1,580,000	1,644,374
5.00%, 11/15/2023	392,000	420,092
Toll Brothers Finance Corp.
4.00%, 12/31/2018	236,000	241,900
4.38%, 04/15/2023	99,000	100,176
5.88%, 02/15/2022	301,000	326,585

		4,689,896

Industrial Conglomerates - 0.1%
General Electric Co.
5.00% (B), 01/21/2021 (F)	915,000	965,325

Insurance - 0.0% (C)
CNO Financial Group, Inc.
4.50%, 05/30/2020	164,000	169,330

IT Services - 0.5%
Fidelity National Information Services, Inc.
3.00%, 08/15/2026	796,000	749,984
3.63%, 10/15/2020	594,000	617,267
4.50%, 10/15/2022	685,000	730,826
Total System Services, Inc.
3.80%, 04/01/2021	511,000	528,645
4.80%, 04/01/2026	1,569,000	1,688,920

		4,315,642

Machinery - 0.1%
CNH Industrial Capital LLC
3.63%, 04/15/2018	560,000	566,300

Media - 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 03/15/2021	643,000	660,683

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	$ 979,000	$ 1,034,478
Comcast Corp.
2.35%, 01/15/2027	504,000	461,802
Cox Communications, Inc.
3.35%, 09/15/2026 (D)	932,000	901,690
Time Warner Cable LLC
5.85%, 05/01/2017	700,000	702,150
UBM PLC
5.75%, 11/03/2020 (D)	410,000	430,881

		4,191,684

Metals & Mining - 0.2%
ArcelorMittal
7.00%, 02/25/2022	60,000	68,243
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	667,000	696,061
Steel Dynamics, Inc.
5.00%, 12/15/2026 (D)	66,000	66,825
Teck Resources, Ltd.
8.50%, 06/01/2024 (D)	623,000	718,786

		1,549,915

Multi-Utilities - 0.0% (C)
Dominion Resources, Inc.
2.00%, 08/15/2021	106,000	102,843
2.85%, 08/15/2026	157,000	146,601

		249,444

Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp.
4.85%, 03/15/2021	152,000	162,602
Antero Resources Corp.
5.38%, 11/01/2021	943,000	968,546
Canadian Natural Resources, Ltd.
5.70%, 05/15/2017 (G)	142,000	142,655
5.90%, 02/01/2018	306,000	316,016
Cenovus Energy, Inc.
5.70%, 10/15/2019	19,000	20,520
Cimarex Energy Co.
4.38%, 06/01/2024	281,000	291,896
5.88%, 05/01/2022	467,000	481,372
ConocoPhillips Co.
4.20%, 03/15/2021	663,000	706,952
4.95%, 03/15/2026 (G)	824,000	914,578
Enbridge Energy Partners, LP
5.88%, 10/15/2025	529,000	591,291
Energy Transfer Equity, LP
5.50%, 06/01/2027	307,000	320,815
5.88%, 01/15/2024	413,000	438,813
Energy Transfer Partners, LP
4.15%, 10/01/2020	330,000	342,674
4.75%, 01/15/2026	243,000	250,317
Hess Corp.
4.30%, 04/01/2027	337,000	331,005
Kinder Morgan Energy Partners, LP
3.95%, 09/01/2022	503,000	513,883
5.00%, 10/01/2021 - 08/15/2042	1,102,000	1,090,512
Motiva Enterprises LLC
5.75%, 01/15/2020 (D)	540,000	582,198

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
MPLX, LP
4.50%, 07/15/2023	$ 198,000	$ 205,924
Phillips 66 Partners, LP
3.61%, 02/15/2025	485,000	472,299
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 (D)	872,000	911,534
SM Energy Co.
6.50%, 11/15/2021 (G)	379,000	388,475
6.50%, 01/01/2023	133,000	134,995
Spectra Energy Partners, LP
4.75%, 03/15/2024	569,000	602,479
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	228,000	238,260
Western Gas Partners, LP
4.00%, 07/01/2022	459,000	471,363
5.38%, 06/01/2021	1,062,000	1,141,289
Williams Cos., Inc.
3.70%, 01/15/2023	270,000	265,275
Williams Partners, LP / ACMP Finance Corp.
4.88%, 05/15/2023 - 03/15/2024	693,000	715,288

		14,013,826

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
3.16%, 11/15/2021 (D)	1,082,000	1,099,684
3.60%, 03/01/2025 (D)	812,000	829,333

		1,929,017

Pharmaceuticals - 0.5%
Actavis Funding SCS
3.00%, 03/12/2020	1,470,000	1,495,090
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	565,000	552,521
2.88%, 09/23/2023	754,000	731,624
3.20%, 09/23/2026	754,000	717,977
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 (G)	866,000	798,031

		4,295,243

Professional Services - 0.5%
IHS Markit, Ltd.
4.75%, 02/15/2025 (D)	315,000	324,450
5.00%, 11/01/2022 (D)	85,000	89,038
Verisk Analytics, Inc.
4.13%, 09/12/2022	177,000	184,494
4.88%, 01/15/2019	751,000	784,533
5.50%, 06/15/2045	990,000	1,075,111
5.80%, 05/01/2021	1,585,000	1,755,717

		4,213,343

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	736,000	767,581
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	1,839,000	1,884,975

		2,652,556

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.1%
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (D)	$ 270,000	$ 280,800
5.50%, 02/15/2024 (D)	706,000	734,240

		1,015,040

Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024 (D)	603,000	607,444
3.88%, 01/15/2027 (D)	1,548,000	1,556,161
National Semiconductor Corp.
6.60%, 06/15/2017	1,105,000	1,116,759
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (D)	771,000	788,348
4.13%, 06/15/2020 - 06/01/2021 (D)	677,000	702,709
4.63%, 06/01/2023 (D)	268,000	283,745
TSMC Global, Ltd.
1.63%, 04/03/2018 (D)	1,511,000	1,507,163

		6,562,329

Software - 0.1%
Cadence Design Systems, Inc.
4.38%, 10/15/2024	1,027,000	1,030,091

Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman
4.75%, 01/01/2025	1,369,000	1,340,764
4.88%, 06/01/2027	200,000	187,238
5.75%, 12/01/2034	177,000	160,185

		1,688,187

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.
4.63%, 05/15/2024 (D)	1,055,000	1,040,494

Transportation Infrastructure - 0.3%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 (D)	433,000	435,453
3.38%, 03/15/2018 (D)	1,225,000	1,244,033
4.25%, 01/17/2023 (D)	228,000	237,533
4.88%, 07/11/2022 (D)	93,000	100,395

		2,017,414

Total Corporate Debt Securities (Cost $174,998,938)		175,269,332

MORTGAGE-BACKED SECURITIES - 1.0%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ,
5.76% (B), 06/10/2049	1,103,313	1,107,219
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (B), 12/10/2049	300,525	304,081
Cosmopolitan Hotel Trust
Series 2016-CSMO, Class B,
3.01% (B), 11/15/2033 (D)	153,000	154,624
Series 2016-CSMO, Class D,
4.41% (B), 11/15/2033 (D)	199,000	202,230
Series 2016-CSMO, Class E,
5.56% (B), 11/15/2033 (D)	294,000	298,971
GAHR Commericial Mortgage Trust
Series 2015-NRF, Class DFX,
3.38% (B), 12/15/2034 (D)	132,000	133,337

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (B), 12/10/2027 (D)	$ 200,000	$ 195,993
GSCCRE Commercial Mortgage Trust
Series 2015-HULA, Class E,
5.31% (B), 08/15/2032 (D)	458,000	460,571
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Class E,
5.54% (B), 11/15/2043 (D)	314,000	318,780
Series 2015-SGP, Class B,
3.66% (B), 07/15/2036 (D)	100,000	100,624
Series 2015-SGP, Class D,
5.41% (B), 07/15/2036 (D)	300,000	303,371
Series 2015-UES, Class E,
3.62% (B), 09/05/2032 (D)	236,000	229,007
Series 2016-WIKI, Class C,
3.55%, 10/05/2031 (D)	96,000	97,119
Series 2016-WIKI, Class D,
4.01% (B), 10/05/2031 (D)	146,000	146,492
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ,
5.28% (B), 02/15/2041	579,007	578,572
Series 2007-C2, Class AM,
5.49% (B), 02/15/2040	43,446	43,468
Series 2007-C7, Class AJ,
6.25% (B), 09/15/2045	219,940	224,280
Starwood Retail Property Trust
Series 2014-STAR, Class D,
4.16% (B), 11/15/2027 (D)	311,000	297,840
Series 2014-STAR, Class E,
5.06% (B), 11/15/2027 (D)	185,000	175,826
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AJ,
5.66% (B), 04/15/2047	621,224	623,295
Series 2007-C33, Class AJ,
6.05% (B), 02/15/2051	995,719	999,160
Series 2007-C34, Class AJ,
6.13% (B), 05/15/2046	170,309	170,899
Wells Fargo Commercial Mortgage Trust
Series 2014-TISH, Class SCH1,
3.66% (B), 01/15/2027 (D)	73,000	71,433
Series 2014-TISH, Class WTS1,
3.16% (B), 02/15/2027 (D)	894,000	910,689
Series 2014-TISH, Class WTS2,
4.16% (B), 02/15/2027 (D)	35,000	35,398

Total Mortgage-Backed Securities (Cost $8,194,411)		8,183,279

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.9%
Federal Home Loan Mortgage Corp.
3.50%, 07/01/2029 - 07/01/2046	4,927,857	5,087,529
4.00%, 08/01/2044	720,554	763,504
4.50%, 09/01/2044 - 06/01/2046	5,093,759	5,542,715
5.00%, 03/01/2042 - 07/01/2044	1,929,488	2,133,861
5.50%, 10/01/2036 - 09/01/2041	1,772,293	1,981,508
6.00%, 04/01/2040	135,427	157,598
8.00%, 04/01/2032	75,138	92,934
Federal National Mortgage Association
3.50%, 01/01/2043 - 05/01/2056	12,449,057	12,786,456

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.00%, 04/01/2034 - 02/01/2047	$ 10,523,455	$ 11,154,512
4.50%, 08/01/2041 - 02/01/2047	21,015,734	22,841,234
5.00%, 05/01/2041 - 07/01/2044	1,338,356	1,493,945
5.50%, 03/01/2040 - 05/01/2044	4,001,058	4,462,567
6.00%, 10/01/2035 - 10/01/2038	89,073	99,042
7.00%, 02/01/2039	15,770	18,593
FREMF Mortgage Trust
Series 2010-KSCT, Class B,
2.00%, 01/25/2020 (D) (H)	134,340	124,621
Government National Mortgage Association
3.50%, 05/20/2042	21,207	22,087
4.00%, 01/15/2045 - 04/15/2045	2,809,900	3,001,964
4.50%, 05/15/2041 - 08/15/2046	3,035,842	3,297,122
4.90%, 10/15/2034	87,555	99,599
5.00%, 10/15/2039 - 09/20/2045	5,063,270	5,650,330
5.10%, 01/15/2032	74,133	84,593
5.50%, 09/15/2035 - 07/20/2042	290,679	329,626
6.00%, 11/20/2034 - 02/20/2043	514,893	588,732
7.50%, 08/15/2033	220,672	258,093

Total U.S. Government Agency Obligations (Cost $83,427,447)		82,072,765

U.S. GOVERNMENT OBLIGATIONS - 6.5%
U.S. Treasury - 6.5%
U.S. Treasury Bond
2.25%, 08/15/2046	2,748,000	2,325,709
2.88%, 11/15/2046 (G)	14,906,000	14,462,889
U.S. Treasury Note
0.75%, 09/30/2018 - 10/31/2018	7,147,000	7,100,347
1.00%, 11/30/2018 - 11/15/2019	5,813,000	5,779,844
1.13%, 02/28/2019 (G)	1,182,000	1,179,322
1.25%, 10/31/2021	1,764,000	1,714,594
1.88%, 02/28/2022 (G)	243,000	242,478
2.00%, 02/15/2025 - 11/15/2026	8,759,000	8,465,945
2.13%, 12/31/2021 - 02/29/2024	5,601,000	5,608,969
2.25%, 11/15/2025 - 02/15/2027	7,470,000	7,392,632

Total U.S. Government Obligations (Cost $54,286,879)		54,272,729

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (I)	21,465,093	21,465,093

Total Securities Lending Collateral (Cost $21,465,093)		21,465,093

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.09% (I), dated 03/31/2017, to be repurchased at $7,762,048 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $7,918,230.	$ 7,761,990	7,761,990

Total Repurchase Agreement (Cost $7,761,990)		7,761,990

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

Value
Total Investments (Cost $790,581,583) (J)	$ 854,516,286
Net Other Assets (Liabilities) - (3.0)%	(24,967,351)

Net Assets - 100.0%	$ 829,548,935

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$481,195,857	$—	$—	$481,195,857
Preferred Stocks	3,172,465	—	—	3,172,465
Master Limited Partnership	9,674,864	—	—	9,674,864
Asset-Backed Securities	—	11,447,912	—	11,447,912
Corporate Debt Securities	—	175,269,332	—	175,269,332
Mortgage-Backed Securities	—	8,183,279	—	8,183,279
U.S. Government Agency Obligations	—	82,072,765	—	82,072,765
U.S. Government Obligations	—	54,272,729	—	54,272,729
Securities Lending Collateral	21,465,093	—	—	21,465,093
Repurchase Agreement	—	7,761,990	—	7,761,990

Total Investments	$515,508,279	$339,008,007	$—	$854,516,286

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $52,642,625, representing 6.3% of the Portfolio’s net assets.

(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after March 31, 2017.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)

All or a portion of the securities are on loan. The total value of all securities on loan is $21,034,020. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(H)	Illiquid security. At March 31, 2017, value of the illiquid security is $124,621, representing less than 0.1% of the Portfolio’s net assets.
(I)	Rates disclosed reflect the yields at March 31, 2017.
(J)

Aggregate cost for federal income tax purposes is $790,581,583. Aggregate gross unrealized appreciation and depreciation for all securities is $71,856,322 and $7,921,619, respectively. Net unrealized appreciation for tax purposes is $63,934,703.

(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2017 Form N-Q

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 1.3%
Teledyne Technologies, Inc. (A)	82,158	$ 10,389,701

Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	103,808	5,864,114

Airlines - 1.2%
Ryanair Holdings PLC, ADR (A)	111,875	9,283,388

Banks - 0.5%
SVB Financial Group (A)	22,683	4,221,079

Biotechnology - 2.6%
Alkermes PLC (A)	50,389	2,947,757
Celgene Corp. (A)	61,887	7,700,599
DBV Technologies SA, ADR (A)	58,236	2,051,072
Neurocrine Biosciences, Inc. (A)	88,367	3,826,291
TESARO, Inc. (A) (B)	23,079	3,551,166

		20,076,885

Building Products - 1.8%
A.O. Smith Corp.	139,292	7,126,179
Allegion PLC	53,333	4,037,308
Masco Corp.	85,416	2,903,290

		14,066,777

Capital Markets - 5.7%
FactSet Research Systems, Inc.	26,822	4,423,216
LPL Financial Holdings, Inc.	273,538	10,895,018
Moody’s Corp.	30,983	3,471,335
MSCI, Inc., Class A	95,010	9,234,022
TD Ameritrade Holding Corp.	427,960	16,630,526

		44,654,117

Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.	162,021	2,767,319

Commercial Services & Supplies - 1.8%
Edenred	231,228	5,463,829
Ritchie Bros Auctioneers, Inc. (B)	268,960	8,848,784

		14,312,613

Communications Equipment - 0.6%
Harris Corp.	43,640	4,855,823

Containers & Packaging - 1.9%
Crown Holdings, Inc. (A)	58,467	3,095,828
Sealed Air Corp., Class A	267,012	11,636,383

		14,732,211

Distributors - 0.4%
LKQ Corp. (A)	98,320	2,877,826

Diversified Consumer Services - 1.4%
ServiceMaster Global Holdings, Inc. (A)	261,210	10,905,518

Electrical Equipment - 3.3%
AMETEK, Inc., Class A	99,677	5,390,532
Sensata Technologies Holding NV (A)	474,184	20,707,615

		26,098,147

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 6.4%
Amphenol Corp., Class A	100,732	$ 7,169,097
Belden, Inc.	99,550	6,887,865
Flex, Ltd. (A)	627,203	10,537,010
National Instruments Corp.	314,686	10,246,176
TE Connectivity, Ltd.	207,762	15,488,657

		50,328,805

Equity Real Estate Investment Trusts - 4.7%
Crown Castle International Corp.	157,995	14,922,628
Equinix, Inc.	10,671	4,272,348
Lamar Advertising Co., Class A	240,565	17,979,828

		37,174,804

Health Care Equipment & Supplies - 9.3%
Boston Scientific Corp. (A)	705,715	17,551,132
Cooper Cos., Inc.	32,747	6,545,798
DexCom, Inc. (A)	73,670	6,242,059
ICU Medical, Inc., Class B (A)	28,844	4,404,479
Intuitive Surgical, Inc. (A)	6,094	4,670,868
STERIS PLC	157,039	10,907,929
Teleflex, Inc.	48,313	9,359,677
Varian Medical Systems, Inc. (A)	146,666	13,365,673

		73,047,615

Health Care Providers & Services - 1.3%
Henry Schein, Inc. (A)	58,945	10,018,882

Health Care Technology - 1.3%
athenahealth, Inc. (A) (B)	93,670	10,555,672

Hotels, Restaurants & Leisure - 2.5%
Dunkin’ Brands Group, Inc.	224,002	12,248,429
Norwegian Cruise Line Holdings, Ltd. (A)	140,081	7,106,309

		19,354,738

Industrial Conglomerates - 0.8%
Roper Technologies, Inc.	29,531	6,097,856

Insurance - 2.1%
Aon PLC	119,130	14,139,540
Arthur J. Gallagher & Co.	44,136	2,495,449

		16,634,989

Internet Software & Services - 2.9%
Cimpress NV (A)	122,152	10,528,281
CoStar Group, Inc. (A)	48,701	10,091,821
Dropbox, Inc. (A) (C) (D) (E) (F)	423,376	2,091,478

		22,711,580

IT Services - 9.1%
Amdocs, Ltd.	222,385	13,563,261
Broadridge Financial Solutions, Inc.	125,587	8,533,637
Euronet Worldwide, Inc. (A)	15,107	1,291,951
Fidelity National Information Services, Inc.	114,823	9,142,207
Gartner, Inc. (A)	68,682	7,416,969
Global Payments, Inc.	101,942	8,224,681
Jack Henry & Associates, Inc.	87,593	8,154,908
Vantiv, Inc., Class A (A)	59,185	3,794,942
WEX, Inc. (A)	111,760	11,567,160

		71,689,716

Leisure Products - 0.5%
Polaris Industries, Inc. (B)	48,987	4,105,111

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 4.8%
PerkinElmer, Inc.	248,676	$ 14,438,128
Quintiles IMS Holdings, Inc. (A)	168,779	13,591,773
Waters Corp. (A)	62,971	9,842,997

		37,872,898

Machinery - 1.4%
Middleby Corp. (A)	34,805	4,749,142
Stanley Black & Decker, Inc.	21,743	2,888,993
Wabtec Corp. (B)	45,912	3,581,136

		11,219,271

Media - 1.5%
Interpublic Group of Cos., Inc.	169,500	4,164,615
Omnicom Group, Inc.	88,392	7,620,274

		11,784,889

Multiline Retail - 0.6%
Dollar General Corp.	63,877	4,454,143

Oil, Gas & Consumable Fuels - 0.7%
World Fuel Services Corp.	142,936	5,181,430

Professional Services - 3.1%
Equifax, Inc.	30,355	4,150,742
IHS Markit, Ltd. (A)	141,565	5,938,652
Verisk Analytics, Inc., Class A (A)	174,636	14,169,965

		24,259,359

Road & Rail - 1.5%
Canadian Pacific Railway, Ltd. (B)	38,416	5,644,079
Old Dominion Freight Line, Inc.	74,155	6,345,443

		11,989,522

Semiconductors & Semiconductor Equipment - 7.6%
KLA-Tencor Corp.	137,253	13,048,643
Lam Research Corp.	85,384	10,959,890
Maxim Integrated Products, Inc., Class A	74,004	3,327,220
Microchip Technology, Inc.	98,209	7,245,860
ON Semiconductor Corp. (A)	853,621	13,222,589
Xilinx, Inc.	210,298	12,174,151

		59,978,353

Software - 7.8%
Atlassian Corp. PLC, Class A (A)	295,223	8,841,929
Cadence Design Systems, Inc. (A)	230,325	7,232,205
Constellation Software, Inc.	27,420	13,474,430
Intuit, Inc.	59,959	6,954,644
Nice, Ltd., ADR	164,801	11,203,172
SS&C Technologies Holdings, Inc.	385,226	13,637,000

		61,343,380

Specialty Retail - 2.0%
Five Below, Inc. (A)	88,847	3,847,963
O’Reilly Automotive, Inc. (A)	16,427	4,432,662
Tractor Supply Co.	38,109	2,628,378
Williams-Sonoma, Inc., Class A	89,624	4,805,639

		15,714,642

Textiles, Apparel & Luxury Goods - 3.3%
Carter’s, Inc.	54,323	4,878,205
Coach, Inc., Class A	73,024	3,018,082
Gildan Activewear, Inc., Class A	417,165	11,280,142

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc. (A)	59,703	$ 3,096,795
Wolverine World Wide, Inc.	139,557	3,484,738

		25,757,962

Total Common Stocks (Cost $679,202,737)		776,381,135

CONVERTIBLE PREFERRED STOCKS - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Belden, Inc.
6.75%	8,000	776,000

Internet Software & Services - 0.0% (G)
Dropbox, Inc.
0.00% (A) (C) (D) (E) (F)	41,951	207,238

Total Convertible Preferred Stocks (Cost $1,179,619)		983,238

SECURITIES LENDING COLLATERAL - 3.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (H)	25,715,713	25,715,713

Total Securities Lending Collateral (Cost $25,715,713)		25,715,713

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.09% (H), dated 03/31/2017, to be repurchased at $6,490,166 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.75%, due 07/31/2018, and with a value of $6,621,871.	$ 6,490,117	6,490,117

Total Repurchase Agreement (Cost $6,490,117)		6,490,117

Total Investments (Cost $712,588,186) (I)		809,570,203
Net Other Assets (Liabilities) - (3.1)%		(24,250,647)

Net Assets - 100.0%		$ 785,319,556

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value
ASSETS
Investments
Common Stocks	$768,825,828	$5,463,829	$2,091,478	$776,381,135
Convertible Preferred Stocks	776,000	—	207,238	983,238
Securities Lending Collateral	25,715,713	—	—	25,715,713
Repurchase Agreement	—	6,490,117	—	6,490,117

Total Investments	$795,317,541	$11,953,946	$2,298,716	$809,570,203

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $25,188,301. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, total value of securities is $2,298,716, representing 0.3% of the Portfolio’s net assets.

(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Illiquid securities. At March 31, 2017, total value of illiquid securities is $2,298,716, representing 0.3% of the Portfolio’s net assets.
(F)	Restricted securities. At March 31, 2017, the restricted securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Dropbox, Inc.	05/01/2012	$3,831,172	$2,091,478	0.3%
Convertible Preferred Stocks	Dropbox, Inc., 0.00%	05/25/2012	379,619	207,238	0.0	(G)

Total			$4,210,791	$2,298,716	0.3%

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rates disclosed reflect the yields at March 31, 2017.
(I)

Aggregate cost for federal income tax purposes is $712,588,186. Aggregate gross unrealized appreciation and depreciation for all securities is $105,792,170 and $8,810,153, respectively. Net unrealized appreciation for tax purposes is $96,982,017.

(J)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 1.6%
Boeing Co.	93,782	$ 16,586,285

Air Freight & Logistics - 1.5%
FedEx Corp.	80,774	15,763,046

Automobiles - 1.2%
Tesla, Inc. (A)	44,658	12,428,321

Banks - 0.9%
JPMorgan Chase & Co.	115,317	10,129,445

Beverages - 1.6%
Constellation Brands, Inc., Class A	33,428	5,417,676
Monster Beverage Corp. (A)	257,264	11,877,879

		17,295,555

Biotechnology - 6.6%
Alexion Pharmaceuticals, Inc. (A)	140,225	17,000,879
BioMarin Pharmaceutical, Inc. (A)	90,325	7,928,728
Celgene Corp. (A)	202,983	25,257,175
Regeneron Pharmaceuticals, Inc., Class A (A)	11,550	4,475,741
Shire PLC, Class B, ADR	86,448	15,061,835

		69,724,358

Capital Markets - 2.3%
Goldman Sachs Group, Inc.	83,527	19,187,823
S&P Global, Inc.	41,110	5,374,721

		24,562,544

Chemicals - 0.9%
Albemarle Corp.	85,988	9,083,772

Communications Equipment - 0.4%
Palo Alto Networks, Inc. (A)	36,075	4,064,931

Energy Equipment & Services - 0.6%
Halliburton Co.	125,203	6,161,240

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	96,111	16,116,854

Hotels, Restaurants & Leisure - 2.4%
Marriott International, Inc., Class A	266,091	25,060,450

Internet & Direct Marketing Retail - 11.4%
Amazon.com, Inc. (A)	67,742	60,055,993
Expedia, Inc.	51,397	6,484,760
Netflix, Inc. (A)	204,956	30,294,546
Priceline Group, Inc. (A)	13,724	24,428,308

		121,263,607

Internet Software & Services - 15.3%
Alibaba Group Holding, Ltd., ADR (A)	306,067	33,003,205
Alphabet, Inc., Class A (A)	33,250	28,189,350
Alphabet, Inc., Class C (A)	33,980	28,188,449
Facebook, Inc., Class A (A)	302,531	42,974,528
Tencent Holdings, Ltd.	1,039,480	29,800,700

		162,156,232

IT Services - 7.3%
FleetCor Technologies, Inc. (A)	83,334	12,619,268

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
MasterCard, Inc., Class A	282,979	$ 31,826,648
Visa, Inc., Class A	376,543	33,463,376

		77,909,292

Life Sciences Tools & Services - 1.2%
Illumina, Inc. (A)	77,012	13,141,328

Machinery - 1.0%
Parker-Hannifin Corp.	64,839	10,394,989

Media - 2.5%
Charter Communications, Inc., Class A (A)	48,821	15,980,090
Time Warner, Inc.	107,068	10,461,614

		26,441,704

Oil, Gas & Consumable Fuels - 1.9%
Concho Resources, Inc. (A)	84,506	10,845,500
EOG Resources, Inc.	92,311	9,004,938

		19,850,438

Pharmaceuticals - 3.7%
Allergan PLC	86,959	20,776,244
Bristol-Myers Squibb Co.	332,972	18,107,018

		38,883,262

Semiconductors & Semiconductor Equipment - 5.9%
Broadcom, Ltd.	72,666	15,910,947
NVIDIA Corp.	183,006	19,934,844
NXP Semiconductors NV (A)	51,065	5,285,228
QUALCOMM, Inc.	151,872	8,708,340
Texas Instruments, Inc.	161,840	13,037,830

		62,877,189

Software - 12.3%
Activision Blizzard, Inc.	209,667	10,453,997
Adobe Systems, Inc. (A)	195,525	25,443,668
Microsoft Corp.	590,076	38,862,405
Red Hat, Inc. (A)	132,179	11,433,483
salesforce.com, Inc. (A)	262,006	21,612,875
Snap, Inc., Class A (A) (B)	104,833	2,361,887
Splunk, Inc. (A)	151,471	9,435,129
Workday, Inc., Class A (A)	130,252	10,847,387

		130,450,831

Specialty Retail - 5.4%
Home Depot, Inc.	100,096	14,697,096
Industria de Diseno Textil SA	515,662	18,175,572
O’Reilly Automotive, Inc. (A)	61,039	16,470,764
Ulta Salon Cosmetics & Fragrance, Inc. (A)	26,837	7,654,717

		56,998,149

Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	452,725	65,038,474

Textiles, Apparel & Luxury Goods - 4.2%
adidas AG	107,550	20,457,129
NIKE, Inc., Class B	423,325	23,591,902

		44,049,031

Total Common Stocks (Cost $839,778,322)		1,056,431,327

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	2,387,032	$ 2,387,032

Total Securities Lending Collateral (Cost $2,387,032)		2,387,032

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $4,383,940 on 04/03/2017. Collateralized by a U.S. Government Agency Obligation, 1.88%, due 09/18/2018, and with a value of $4,473,946.	$ 4,383,907	4,383,907

Total Repurchase Agreement (Cost $4,383,907)		4,383,907

Total Investments (Cost $846,549,261) (D)		1,063,202,266
Net Other Assets (Liabilities) - (0.3)%		(3,513,714)

Net Assets - 100.0%		$ 1,059,688,552

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$987,997,926	$68,433,401	$—	$1,056,431,327
Securities Lending Collateral	2,387,032	—	—	2,387,032
Repurchase Agreement	—	4,383,907	—	4,383,907

Total Investments	$990,384,958	$72,817,308	$—	$1,063,202,266

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the security is on loan. The value of the security on loan is $2,338,254. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at March 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $846,549,261. Aggregate gross unrealized appreciation and depreciation for all securities is $228,115,585 and $11,462,580, respectively. Net unrealized appreciation for tax purposes is $216,653,005.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.6%
Academic Loan Funding Trust
Series 2012-1A, Class A1,
1.78% (A), 12/27/2022 (B)	$ 61,340	$ 61,468
Ally Auto Receivables Trust
Series 2013-2, Class A4,
1.24%, 11/15/2018	39,484	39,480
Series 2016-2, Class A4,
1.60%, 01/15/2021	250,000	248,888
Ally Master Owner Trust
Series 2015-3, Class A,
1.63%, 05/15/2020	500,000	500,448
American Credit Acceptance Receivables Trust
Series 2015-2, Class A,
1.57%, 06/12/2019 (B)	17,661	17,659
Series 2016-3, Class A,
1.70%, 11/12/2020 (B)	201,396	201,132
Series 2016-3, Class C,
4.26%, 08/12/2022 (B)	289,000	293,524
Series 2016-4, Class C,
2.91%, 02/13/2023 (B)	304,000	304,726
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	479,665	494,759
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	150,000	163,030
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	175,000	192,457
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	916,964	929,744
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,200,000	1,210,233
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	292,500	307,275
Series 2015-SFR2, Class D,
5.04%, 10/17/2045 (B)	700,000	736,262
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (B)	430,000	464,887
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (B)	363,000	362,123
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	350,000	348,759
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	500,000	494,884
Series 2017-1, Class B,
2.30%, 02/18/2022	269,000	268,799
Series 2017-1, Class C,
2.71%, 08/18/2022	144,000	144,565
Series 2017-1, Class D,
3.13%, 01/18/2023	323,000	322,886
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (B) (C)	1,500,000	1,500,000
ARLP Securitization Trust
Series 2015-1, Class A1,
3.97% (A), 05/25/2055 (B)	270,647	272,918
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2,
1.90%, 03/20/2020 (B)	135,700	135,647

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AXIS Equipment Finance Receivables IV LLC
Series 2016-1A, Class A,
2.21%, 11/20/2021 (B)	$ 399,825	$ 397,582
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	203,174	200,612
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	1,068,679	1,074,462
Series 2016-1, Class A,
2.57%, 06/15/2049 (B)	690,429	677,274
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (B) (C)	105,128	103,568
Bank of The West Auto Trust
Series 2014-1, Class A4,
1.65%, 03/16/2020 (B)	400,000	400,518
Series 2015-1, Class A4,
1.66%, 09/15/2020 (B)	100,000	99,873
BCC Funding Corp. X
Series 2015-1, Class A2,
2.22%, 10/20/2020 (B)	232,676	232,489
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (B)	531,000	527,891
Blue Elephant Loan Trust
Series 2015-1, Class A,
3.12%, 12/15/2022 (B)	14,559	14,557
BMW Vehicle Lease Trust
Series 2015-2, Class A4,
1.55%, 02/20/2019	60,000	60,009
BMW Vehicle Owner Trust
Series 2014-A, Class A3,
0.97%, 11/26/2018	60,938	60,916
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (B)	49,521	48,999
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1,
2.26%, 03/15/2023	600,000	600,961
Series 2016-1, Class A1,
1.78%, 06/15/2022	300,000	299,375
California Republic Auto Receivables Trust
Series 2015-1, Class A3,
1.33%, 04/15/2019	189,201	189,193
CAM Mortgage Trust
Series 2017-1, Class A1,
3.22% (A), 08/01/2057 (B)	481,000	481,000
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C)	1,116,413	1,116,413
Capital Auto Receivables Asset Trust
Series 2016-2, Class A2A,
1.32%, 01/22/2019	293,950	293,784
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3,
1.29% (A), 01/18/2022	500,000	502,141
Series 2015-A7, Class A7,
1.45%, 08/16/2021	180,000	179,664
Series 2016-A4, Class A4,
1.33%, 06/15/2022	200,000	197,873
Series 2016-A6, Class A,
1.82%, 09/15/2022	350,000	349,826
CarFinance Capital Auto Trust
Series 2014-1A, Class B,
2.72%, 04/15/2020 (B)	87,393	87,806

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarFinance Capital Auto Trust (continued)
Series 2014-2A, Class A,
1.44%, 11/16/2020 (B)	$ 195,273	$ 195,117
Series 2015-1A, Class A,
1.75%, 06/15/2021 (B)	78,452	78,479
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A,
2.92% (A), 10/15/2021 (B) (C) (D) (E)	174,590	83,803
CarMax Auto Owner Trust
Series 2013-4, Class A4,
1.28%, 05/15/2019	77,776	77,751
Series 2014-2, Class A3,
0.98%, 01/15/2019	220,515	220,360
Series 2014-4, Class A4,
1.81%, 07/15/2020	260,000	260,375
Series 2015-1, Class A4,
1.83%, 07/15/2020	180,000	180,229
Series 2016-2, Class A3,
1.52%, 02/16/2021	100,000	99,650
Series 2016-4, Class A4,
1.60%, 06/15/2022	200,000	196,813
CarNow Auto Receivables Trust
Series 2016-1A, Class A,
2.26%, 05/15/2019 (B)	797,893	798,479
Series 2016-1A, Class B,
3.49%, 02/15/2021 (B)	482,000	483,728
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A,
4.75%, 12/25/2019	33,826	34,000
Chase Funding Trust
Series 2003-6, Class 1A7,
4.28% (A), 11/25/2034	55,428	56,631
Chase Issuance Trust
Series 2016-A2, Class A,
1.37%, 06/15/2021	200,000	198,668
Series 2016-A5, Class A5,
1.27%, 07/15/2021	150,000	148,409
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4,
1.76%, 12/16/2019 (B)	200,000	200,387
Citi Held For Asset Issuance
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (B)	282,423	285,908
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (B)	650,000	682,180
Series 2016-PM1, Class A,
4.65%, 04/15/2025 (B)	216,082	218,966
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6,
2.15%, 07/15/2021	130,000	131,133
CNH Equipment Trust
Series 2015-B, Class A4,
1.89%, 04/15/2022	190,000	190,363
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (B)	324,962	316,505
Consumer Credit Origination Loan Trust
Series 2015-1, Class A,
2.82%, 03/15/2021 (B)	2,322	2,322
Continental Credit Card
Series 2016-1A, Class A,
4.56%, 01/15/2023 (B)	603,225	603,239
CPS Auto Receivables Trust
Series 2013-A, Class A,
1.31%, 06/15/2020 (B)	26,790	26,730
Series 2014-B, Class A,
1.11%, 11/15/2018 (B)	27,340	27,331

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust (continued)
Series 2014-C, Class A,
1.31%, 02/15/2019 (B)	$ 73,123	$ 73,085
Series 2014-C, Class C,
3.77%, 08/17/2020 (B)	100,000	100,265
Series 2014-D, Class A,
1.49%, 04/15/2019 (B)	103,150	103,126
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	100,000	102,043
Series 2015-A, Class A,
1.53%, 07/15/2019 (B)	132,774	132,745
Series 2015-B, Class A,
1.65%, 11/15/2019 (B)	221,292	221,256
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	344,000	346,227
Series 2016-A, Class A,
2.25%, 10/15/2019 (B)	198,124	198,765
Series 2016-B, Class A,
2.07%, 11/15/2019 (B)	126,408	126,586
Series 2016-C, Class C,
3.27%, 06/15/2022 (B)	700,000	699,891
CPS Auto Trust
Series 2012-D, Class A,
1.48%, 03/16/2020 (B)	10,332	10,331
Credit Acceptance Auto Loan Trust
Series 2014-2A, Class A,
1.88%, 03/15/2022 (B)	401,441	401,920
Series 2015-2A, Class A,
2.40%, 02/15/2023 (B)	524,000	526,298
Series 2017-1A, Class A,
2.56%, 10/15/2025 (B)	410,000	409,788
Series 2017-1A, Class B,
3.04%, 12/15/2025 (B)	250,000	249,879
Series 2017-1A, Class C,
3.48%, 02/17/2026 (B)	250,000	251,187
Discover Card Execution Note Trust
Series 2012-A6, Class A6,
1.67%, 01/18/2022	220,000	219,689
Series 2014-A1, Class A1,
1.34% (A), 07/15/2021	510,000	512,713
Series 2014-A4, Class A4,
2.12%, 12/15/2021	200,000	201,698
Series 2015-A3, Class A,
1.45%, 03/15/2021	140,000	139,834
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (B)	294,000	298,921
Series 2015-BA, Class B,
2.12%, 06/17/2019 (B)	2,392	2,392
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	400,000	407,352
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	286,000	296,090
Series 2016-BA, Class B,
2.56%, 06/15/2020 (B)	191,000	192,060
Series 2016-CA, Class D,
4.18%, 03/15/2024 (B)	648,000	660,962
Series 2017-AA, Class B,
2.51%, 01/15/2021 (B)	176,000	176,693
Series 2017-AA, Class C,
2.98%, 01/18/2022 (B)	279,000	280,864
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	372,000	377,665
DT Auto Owner Trust
Series 2016-1A, Class A,
2.00%, 09/16/2019 (B)	99,325	99,389
Series 2016-2A, Class A,
1.73%, 08/15/2019 (B)	142,334	142,377

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust (continued)
Series 2016-3A, Class A,
1.75%, 11/15/2019 (B)	$ 332,825	$ 333,104
Series 2016-3A, Class B,
2.65%, 07/15/2020 (B)	400,000	402,396
Series 2016-4A, Class B,
2.02%, 08/17/2020 (B)	193,000	192,413
Series 2016-4A, Class D,
3.77%, 10/17/2022 (B)	331,800	333,618
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	339,000	339,951
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (B)	263,000	262,452
Exeter Automobile Receivables Trust
Series 2015-1A, Class A,
1.60%, 06/17/2019 (B)	33,160	33,153
Series 2015-2A, Class A,
1.54%, 11/15/2019 (B)	73,809	73,771
Series 2016-1A, Class A,
2.35%, 07/15/2020 (B)	120,846	121,114
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	445,000	465,287
Series 2016-2A, Class A,
2.21%, 07/15/2020 (B)	353,605	354,182
Series 2016-3A, Class A,
1.84%, 11/16/2020 (B)	910,405	908,890
Series 2016-3A, Class B,
2.84%, 08/16/2021 (B)	244,000	243,753
Series 2017-1A, Class C,
3.95%, 12/15/2022 (B)	180,000	181,382
Fifth Third Auto Trust
Series 2014-3, Class A3,
0.96%, 03/15/2019	36,862	36,829
First Investors Auto Owner Trust
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (B)	219,255	219,372
Series 2015-2A, Class A1,
1.59%, 12/16/2019 (B)	98,922	98,961
Series 2016-1A, Class A1,
1.92%, 05/15/2020 (B)	171,643	171,885
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (B)	263,425	263,055
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (B)	770,669	764,957
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (B)	240,000	238,139
Flagship Credit Auto Trust
Series 2014-2, Class A,
1.43%, 12/16/2019 (B)	67,426	67,441
Series 2014-2, Class B,
2.84%, 11/16/2020 (B)	134,000	134,959
Series 2014-2, Class C,
3.95%, 12/15/2020 (B)	66,000	66,567
Series 2015-1, Class A,
1.63%, 06/15/2020 (B)	183,325	183,239
Series 2015-3, Class A,
2.38%, 10/15/2020 (B)	469,896	470,845
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	189,000	191,641
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	126,000	129,731
Series 2016-1, Class A,
2.77%, 12/15/2020 (B)	321,772	324,182
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	600,000	642,163
Series 2016-4, Class C,
2.71%, 11/15/2022 (B)	423,000	418,383

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2014-B, Class A3,
0.90%, 10/15/2018	$ 42,565	$ 42,540
Series 2014-C, Class A3,
1.06%, 05/15/2019	283,230	282,939
Series 2015-A, Class A3,
1.28%, 09/15/2019	135,774	135,706
GCAT
Series 2015-2, Class A1,
3.75% (A), 07/25/2020 (B)	357,732	357,958
GLC Trust
Series 2014-A, Class A,
3.00%, 07/15/2021 (B)	74,651	73,681
GLS Auto Receivables Trust
Series 2015-1A, Class A,
2.25%, 12/15/2020 (B)	167,923	167,949
Series 2016-1A, Class A,
2.73%, 10/15/2020 (B)	324,788	325,167
Series 2016-1A, Class B,
4.39%, 01/15/2021 (B)	180,000	180,429
GM Financial Automobile Leasing Trust
Series 2015-1, Class A3,
1.53%, 09/20/2018	183,527	183,669
Series 2015-3, Class A4,
1.81%, 11/20/2019	130,000	130,206
Series 2016-2, Class A4,
1.76%, 03/20/2020	150,000	149,762
GO Financial Auto Securitization Trust
Series 2015-2, Class A,
3.27%, 11/15/2018 (B)	83,610	83,661
Series 2015-2, Class B,
4.80%, 08/17/2020 (B)	348,000	352,061
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	193,452	193,980
Green Tree Agency Advance Funding Trust I
Series 2015-T2, Class DT2,
4.67%, 10/15/2048 (B)	637,000	634,611
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (B)	215,000	213,299
Series 2016-T1, Class BT1,
3.12%, 10/15/2048 (B)	333,000	330,393
GSAMP Trust
Series 2005-SEA2, Class A1,
1.33% (A), 01/25/2045 (B)	27,316	27,138
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A4,
1.55%, 10/15/2021	410,000	410,074
Series 2015-1, Class A4,
1.67%, 08/15/2022	300,000	299,531
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	400,000	399,713
Honda Auto Receivables Owner Trust
Series 2014-2, Class A3,
0.77%, 03/19/2018	25,563	25,545
Hyundai Auto Lease Securitization Trust
Series 2016-B, Class A4,
1.68%, 04/15/2020 (B)	200,000	199,880
Series 2016-C, Class A4,
1.65%, 07/15/2020 (B)	100,000	99,709
Hyundai Auto Receivables Trust
Series 2014-B, Class A3,
0.90%, 12/17/2018	224,570	224,416
Series 2015-A, Class A4,
1.37%, 07/15/2020	180,000	179,590

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust (continued)
Series 2015-B, Class A3,
1.12%, 11/15/2019	$ 122,026	$ 121,765
Kabbage Asset Securitization LLC
Series 2017-1, Class A,
4.57%, 03/15/2022 (B)	2,230,000	2,267,253
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.93% (A), 08/25/2038 (B)	1,426,408	29,424
Series 2013-2, Class A,
1.82% (A), 03/25/2039 (B)	1,196,162	49,433
Series 2014-2, Class A,
3.39% (A), 04/25/2040 (B)	623,478	66,388
LendingClub Issuance Trust
Series 2016-NP1, Class A,
3.75%, 06/15/2022 (B)	236,402	238,004
Series 2016-NP2, Class A,
3.00%, 01/17/2023 (B)	195,907	196,380
Lendmark Funding Trust
Series 2016-A, Class A,
4.82%, 08/21/2023 (B)	445,000	454,687
LV Tower 52
Series 2013-1, Class A,
5.75%, 02/15/2023 (B) (C)	1,185,150	1,167,847
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (B)	560,000	562,923
Marlette Funding Trust
Series 2016-1A, Class A,
3.06%, 01/17/2023 (B)	449,913	451,358
Series 2017-1A, Class A,
2.83%, 03/15/2024 (B)	1,200,000	1,201,796
Mercedes-Benz Auto Lease Trust
Series 2016-B, Class A4,
1.52%, 06/15/2022	300,000	298,865
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A4,
1.75%, 12/15/2021	140,000	140,042
Murray Hill Marketplace Trust
Series 2016-LC1, Class A,
4.19%, 11/25/2022 (B)	691,508	696,920
Nationstar HECM Loan Trust
Series 2015-2A, Class A,
2.88%, 11/25/2025 (B)	97,763	97,795
Series 2015-2A, Class M1,
4.11%, 11/25/2025 (B)	395,000	395,000
Series 2016-1A, Class M1,
4.36%, 02/25/2026 (B)	365,000	365,000
Series 2016-2A, Class A,
2.24%, 06/25/2026 (B)	148,262	149,269
Series 2016-3A, Class A,
2.01%, 08/25/2026 (B)	272,441	274,111
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (B)	535,000	529,316
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (B)	375,000	371,063
Nissan Auto Lease Trust
Series 2016-A, Class A4,
1.65%, 10/15/2021	150,000	150,053
Series 2016-B, Class A4,
1.61%, 01/18/2022	100,000	99,630
NRPL Trust
Series 2015-2A, Class A1,
3.75% (A), 10/25/2057 (B)	495,284	495,178

	Principal	Value
ASSET-BACKED SECURITIES (continued)
NRZ Advance Receivables Trust
Series 2016-T1, Class AT1,
2.75%, 06/15/2049 (B)	$ 439,000	$ 434,849
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (B)	954,000	953,436
Series 2015-T3, Class BT3,
3.70%, 11/15/2047 (B)	229,000	229,921
Series 2015-T3, Class DT3,
4.69%, 11/15/2047 (B)	400,000	401,241
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (B)	1,254,000	1,248,129
Series 2016-T1, Class BT1,
3.06%, 08/17/2048 (B)	490,743	486,671
Series 2016-T1, Class CT1,
3.61%, 08/17/2048 (B)	441,350	441,350
Series 2016-T1, Class DT1,
4.25%, 08/17/2048 (B)	473,684	468,534
OnDeck Asset Securitization Trust II LLC
Series 2016-1A, Class A,
4.21%, 05/17/2020 (B)	422,000	421,363
Series 2016-1A, Class B,
7.63%, 05/17/2020 (B)	117,000	117,827
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A,
2.04%, 01/15/2021 (B)	323,341	323,926
OneMain Financial Issuance Trust
Series 2014-2A, Class A,
2.47%, 09/18/2024 (B)	518,361	519,197
Series 2014-2A, Class B,
3.02%, 09/18/2024 (B)	380,000	379,325
Series 2015-1A, Class A,
3.19%, 03/18/2026 (B)	691,000	698,308
Series 2015-2A, Class A,
2.57%, 07/18/2025 (B)	1,138,000	1,140,303
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	279,000	276,788
Series 2016-1A, Class A,
3.66%, 02/20/2029 (B)	560,000	570,020
Series 2016-2A, Class B,
5.94%, 03/20/2028 (B)	175,000	183,581
Oportun Funding II LLC
Series 2016-A, Class A,
4.70%, 03/08/2021 (B)	629,000	642,392
Oportun Funding III LLC
Series 2016-B, Class A,
3.69%, 07/08/2021 (B)	571,000	572,238
Oportun Funding IV LLC
Series 2016-C, Class B,
4.85%, 11/08/2021 (B)	254,568	252,263
PFS Tax Lien Trust
Series 2014-1, Class NOTE,
1.44%, 05/15/2029 (B)	22,455	22,311
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A4,
1.43%, 05/21/2021 (B)	110,000	109,978
Progreso Receivables Funding IV LLC
Series 2015-B, Class A,
3.00%, 07/28/2020 (B)	250,000	249,957
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	1,395,048	1,388,210
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	327,000	324,417
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	1,746,131	1,752,657

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust (continued)
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	$ 300,000	$ 307,704
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	200,000	207,662
Series 2016-SFR1, Class E,
4.79% (A), 09/17/2033 (B)	310,000	316,885
Purchasing Power Funding LLC
Series 2015-A, Class A2,
4.75%, 12/15/2019 (B)	650,000	656,500
Series 2016-A, Class NT,
5.50%, 02/27/2019 (C)	669,905	669,905
RAMP Trust
Series 2004-RS11, Class M1,
1.91% (A), 11/25/2034	27,453	27,471
Series 2006-RZ1, Class A3,
1.28% (A), 03/25/2036	27,432	27,400
RBSHD Trust
Series 2013-1A, Class A,
7.69% (A), 10/25/2047 (B) (C)	139,598	139,582
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (B) (C)	1,576,290	1,576,290
Santander Drive Auto Receivables Trust
Series 2015-S1, Class R1,
1.93%, 09/17/2019 (B)	26,953	26,940
Series 2016-2, Class A3,
1.56%, 05/15/2020	337,000	337,081
Saxon Asset Securities Trust
Series 2003-1, Class AF6,
4.80% (A), 06/25/2033	13,951	14,064
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
3.44% (A), 01/25/2036	23,287	18,501
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A,
2.85%, 01/18/2022 (B)	112,447	112,568
Skopos Auto Receivables Trust
Series 2015-2A, Class A,
3.55%, 02/15/2020 (B)	46,483	46,544
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (B)	364,354	364,632
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	667,514	671,608
Springleaf Funding Trust
Series 2015-AA, Class A,
3.16%, 11/15/2024 (B)	769,000	776,289
SPS Servicer Advance Receivables Trust
Series 2015-T3, Class DT3,
4.43%, 07/15/2047 (B)	321,000	322,239
Sunset Mortgage Loan Co. LLC
Series 2014-NPL2, Class A,
3.72% (A), 11/16/2044 (B)	141,911	141,893
Synchrony Credit Card Master Note Trust
Series 2015-2, Class A,
1.60%, 04/15/2021	130,000	130,069
Series 2016-1, Class A,
2.04%, 03/15/2022	200,000	200,735
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A3,
0.93%, 07/16/2018	56,564	56,521
Series 2015-B, Class A4,
1.74%, 09/15/2020	100,000	100,272
Series 2016-A, Class A4,
1.47%, 09/15/2021	220,000	218,549

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust (continued)
Series 2016-B, Class A3,
1.30%, 04/15/2020	$ 226,000	$ 225,271
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.86% (A), 10/15/2018 (B) (C)	691,000	690,385
Tricolor Auto Securitization Trust
Series 2017-1, Class A,
5.09%, 05/15/2020 (B) (C)	863,352	863,209
Tricon American Homes Trust
Series 2015-SFR1, Class A,
2.19% (A), 05/17/2032 (B)	148,321	148,096
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (B)	381,000	371,366
U.S. Residential Opportunity Fund III Trust
Series 2016-1III, Class A,
3.47% (A), 07/27/2036 (B)	383,206	381,252
USAA Auto Owner Trust
Series 2015-1, Class A4,
1.54%, 11/16/2020	100,000	99,969
Vericrest Opportunity Loan Trust
Series 2015-NPL3, Class A1,
3.38% (A), 10/25/2058 (B)	238,002	237,069
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (B)	100,000	99,387
VM DEBT LLC
Series 2017-1, Class A,
6.50%, 10/02/2024 (B) (C)	955,000	955,000
VML LLC
Series 2014-NPL1, Class A1,
3.88% (A), 04/27/2054 (B)	66,686	66,329
VOLT L LLC
Series 2016-NP10, Class A1,
3.50% (A), 09/25/2046 (B)	1,347,352	1,355,784
VOLT LIII LLC
Series 2016-NP13, Class A1,
3.88% (A), 12/26/2046 (B)	731,780	729,938
VOLT LIV LLC
Series 2017-NPL1, Class A1,
3.63% (A), 02/25/2047 (B)	533,490	531,618
VOLT LV LLC
Series 2017-NPL2, Class A1,
3.50% (A), 03/25/2047 (B)	406,000	406,219
VOLT NPL X LLC
Series 2014-NPL8, Class A1,
3.38% (A), 10/26/2054 (B)	105,482	105,747
VOLT XIX LLC
Series 2014-NP11, Class A1,
3.88% (A), 04/25/2055 (B)	83,999	84,134
VOLT XL LLC
Series 2015-NP14, Class A1,
4.38% (A), 11/27/2045 (B)	294,486	297,366
VOLT XLV LLC
Series 2016-NPL5, Class A1,
4.00% (A), 05/25/2046 (B)	128,029	129,033
VOLT XLVI LLC
Series 2016-NPL6, Class A1,
3.84% (A), 06/25/2046 (B)	349,746	350,404
VOLT XLVII LLC
Series 2016-NPL7, Class A1,
3.75% (A), 06/25/2046 (B)	354,968	354,548
VOLT XLVIII LLC
Series 2016-NPL8, Class A1,
3.50% (A), 07/25/2046 (B)	706,703	710,519
VOLT XXII LLC
Series 2015-NPL4, Class A1,
3.50% (A), 02/25/2055 (B)	143,409	144,224

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT XXIV LLC
Series 2015-NPL6, Class A1,
3.50% (A), 02/25/2055 (B)	$ 258,084	$ 258,274
VOLT XXV LLC
Series 2015-NPL8, Class A1,
3.50% (A), 06/26/2045 (B)	909,047	912,381
VOLT XXVII LLC
Series 2014-NPL7, Class A1,
3.38% (A), 08/27/2057 (B)	447,645	447,134
VOLT XXXI LLC
Series 2015-NPL2, Class A1,
3.38% (A), 02/25/2055 (B)	181,303	180,730
VOLT XXXIII LLC
Series 2015-NPL5, Class A1,
3.50% (A), 03/25/2055 (B)	373,818	375,210
VOLT XXXIV LLC
Series 2015-NPL7, Class A1,
3.25% (A), 02/25/2055 (B)	251,698	251,309
VOLT XXXIX LLC
Series 2015-NP13, Class A1,
4.13% (A), 10/25/2045 (B)	238,439	238,957
VOLT XXXV
Series 2016-NPL9, Class A1,
3.50% (A), 09/25/2046 (B)	765,075	764,901
VOLT XXXV LLC
Series 2015-NPL9, Class A1,
3.50% (A), 06/26/2045 (B)	204,655	204,535
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (B) (F)	456,000	455,430
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (B)	250,000	254,221
Series 2016-2A, Class A2,
1.57%, 06/17/2019 (B)	418,874	418,988
Series 2016-2A, Class D,
4.10%, 06/15/2021 (B)	170,000	173,164
Series 2016-3A, Class C,
2.46%, 01/18/2022 (B)	863,000	859,667
Series 2017-1A, Class C,
2.70%, 10/17/2022 (B)	247,000	247,564
World Omni Auto Receivables Trust
Series 2013-B, Class A4,
1.32%, 01/15/2020	75,573	75,562
Series 2015-A, Class A3,
1.34%, 05/15/2020	100,221	100,162
Series 2015-B, Class A4,
1.84%, 01/17/2022	80,000	79,829
Series 2016-B, Class A4,
1.48%, 11/15/2022	150,000	146,558

Total Asset-Backed Securities (Cost $95,092,548)		95,072,447

CORPORATE DEBT SECURITIES - 27.3%
Aerospace & Defense - 0.4%
Airbus Group Finance BV
2.70%, 04/17/2023 (B)	43,000	42,835
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	68,000	69,764
3.85%, 12/15/2025 (B)	200,000	205,236
6.38%, 06/01/2019 (B)	30,000	32,655
BAE Systems PLC
5.80%, 10/11/2041 (B)	92,000	105,500
Boeing Co.
7.95%, 08/15/2024	30,000	39,690

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
L3 Technologies, Inc.
3.85%, 12/15/2026	$ 47,000	$ 47,654
Lockheed Martin Corp.
1.85%, 11/23/2018	180,000	180,499
3.10%, 01/15/2023	74,000	75,012
4.07%, 12/15/2042	57,000	55,955
4.50%, 05/15/2036	300,000	318,610
6.15%, 09/01/2036	185,000	233,293
Northrop Grumman Corp.
3.20%, 02/01/2027	134,000	132,734
3.85%, 04/15/2045	38,000	35,773
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	40,000	56,465
Precision Castparts Corp.
3.25%, 06/15/2025	170,000	171,681
4.20%, 06/15/2035	170,000	174,097
Raytheon Co.
3.15%, 12/15/2024	84,000	85,698
Rockwell Collins, Inc.
3.20%, 03/15/2024 (F)	70,000	69,920
Textron, Inc.
3.65%, 03/15/2027	100,000	99,310
4.30%, 03/01/2024	150,000	157,356
United Technologies Corp.
1.78% (G), 05/04/2018	150,000	149,958
1.80%, 06/01/2017	27,000	27,026
3.10%, 06/01/2022	64,000	65,869
4.15%, 05/15/2045	163,000	163,372
4.50%, 06/01/2042	86,000	91,019

		2,886,981

Air Freight & Logistics - 0.0% (H)
FedEx Corp.
3.25%, 04/01/2026	60,000	59,464
3.90%, 02/01/2035	96,000	92,271
4.10%, 04/15/2043	70,000	64,762
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35,000	41,235
8.38% (G), 04/01/2030	55,000	78,302
United Parcel Service, Inc.
2.45%, 10/01/2022 (I)	29,000	29,070

		365,104

Airlines - 0.2%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 (B)	45,417	46,890
American Airlines Pass-Through Trust
3.00%, 04/15/2030	421,000	403,108
3.65%, 12/15/2029 - 08/15/2030	163,000	163,201
4.95%, 07/15/2024	152,235	161,922
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	27,110	28,161
5.98%, 10/19/2023	37,723	41,495
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	73,118	77,231
5.30%, 10/15/2020	13,526	14,236
Southwest Airlines Co.
2.65%, 11/05/2020	310,000	313,503
2.75%, 11/06/2019	163,000	165,597
United Airlines Pass-Through Trust
3.45%, 01/07/2030	139,000	136,220

		1,551,564

Automobiles - 0.2%
Ford Motor Co.
7.45%, 07/16/2031	210,000	264,877

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
General Motors Co.
4.88%, 10/02/2023	$ 50,000	$ 53,346
6.60%, 04/01/2036	640,000	735,819
Hyundai Capital America
2.40%, 10/30/2018 (B)	129,000	129,406
3.00%, 03/18/2021 (B)	200,000	200,678
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 (B)	97,000	96,920
1.90%, 09/14/2021 (B)	78,000	75,451
2.55%, 03/08/2021 (B)	150,000	149,610

		1,706,107

Banks - 5.2%
ABN AMRO Bank NV
1.80%, 06/04/2018 (B)	319,000	317,975
2.50%, 10/30/2018 (B)	200,000	201,512
4.75%, 07/28/2025 (B)	200,000	205,621
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (B)	200,000	201,581
Australia & New Zealand Banking Group, Ltd.
2.05%, 09/23/2019	250,000	249,941
4.88%, 01/12/2021, MTN (B)	100,000	108,379
Bank of America Corp.
1.95%, 05/12/2018, MTN	228,000	228,506
2.00%, 01/11/2018	750,000	751,917
2.15%, 11/09/2020, MTN	125,000	123,872
2.25%, 04/21/2020, MTN	265,000	264,298
2.60%, 01/15/2019	405,000	409,217
2.65%, 04/01/2019	255,000	258,271
3.30%, 01/11/2023, MTN	879,000	884,455
3.50%, 04/19/2026, MTN	142,000	140,030
3.88%, 08/01/2025, MTN	242,000	246,290
3.95%, 04/21/2025, MTN	368,000	366,405
4.00%, 04/01/2024 - 01/22/2025, MTN	765,000	778,010
4.13%, 01/22/2024, MTN	126,000	131,612
4.25%, 10/22/2026, MTN	284,000	288,380
5.00%, 05/13/2021, MTN	620,000	673,180
5.63%, 07/01/2020, MTN	170,000	186,446
5.65%, 05/01/2018, MTN	20,000	20,808
5.70%, 01/24/2022	70,000	78,587
5.75%, 12/01/2017	65,000	66,714
6.40%, 08/28/2017, MTN	395,000	402,670
6.88%, 04/25/2018, MTN	60,000	63,134
7.63%, 06/01/2019, MTN	50,000	55,740
Bank of Montreal
1.40%, 09/11/2017, MTN	131,000	130,981
1.40%, 04/10/2018	100,000	99,820
1.80%, 07/31/2018, MTN	170,000	170,334
2.10%, 12/12/2019, MTN	150,000	150,543
2.38%, 01/25/2019, MTN	158,000	159,376
2.55%, 11/06/2022, MTN	85,000	84,362
Bank of Nova Scotia
1.45%, 04/25/2018	300,000	299,502
1.65%, 06/14/2019	160,000	158,985
1.85%, 04/14/2020 (I)	300,000	297,048
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.70%, 03/05/2018 (B)	200,000	200,006
2.35%, 09/08/2019 (B)	260,000	260,797
Barclays Bank PLC
2.25%, 05/10/2017 (B)	200,000	200,172
Barclays PLC
2.75%, 11/08/2019	200,000	201,451
3.20%, 08/10/2021	278,000	278,164
3.65%, 03/16/2025	200,000	194,718
5.25%, 08/17/2045	200,000	209,396

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BB&T Corp.
1.60%, 08/15/2017, MTN	$ 441,000	$ 441,271
2.63%, 06/29/2020, MTN	300,000	303,060
5.25%, 11/01/2019	30,000	32,339
6.85%, 04/30/2019, MTN	75,000	82,194
BNZ International Funding, Ltd.
2.10%, 09/14/2021 (B)	310,000	301,163
2.35%, 03/04/2019 (B)	250,000	251,074
BPCE SA
1.63%, 01/26/2018, MTN	350,000	349,608
5.70%, 10/22/2023 (B)	200,000	212,108
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	285,000	282,466
2.25%, 07/21/2020 (B) (I)	234,000	234,487
Citigroup, Inc.
1.75%, 05/01/2018	160,000	159,955
1.85%, 11/24/2017	131,000	131,228
2.05%, 12/07/2018	350,000	350,639
2.15%, 07/30/2018	110,000	110,378
2.35%, 08/02/2021	154,000	151,611
2.40%, 02/18/2020	220,000	220,769
2.50%, 09/26/2018	220,000	221,967
2.70%, 03/30/2021	108,000	108,129
3.20%, 10/21/2026	162,000	154,963
3.40%, 05/01/2026	150,000	146,154
3.70%, 01/12/2026	400,000	400,371
3.88%, 03/26/2025	100,000	99,346
4.13%, 07/25/2028	48,000	47,201
4.30%, 11/20/2026	300,000	302,876
4.40%, 06/10/2025	263,000	267,975
4.75%, 05/18/2046	140,000	138,303
5.30%, 05/06/2044	34,000	36,410
5.50%, 09/13/2025	115,000	125,725
5.88%, 01/30/2042	45,000	54,557
8.13%, 07/15/2039	28,000	41,095
Citizens Bank NA
1.60%, 12/04/2017, MTN	250,000	249,864
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	38,458
4.30%, 12/03/2025	58,000	59,779
5.16% (A), 06/29/2023	200,000	205,427
Comerica, Inc.
2.13%, 05/23/2019	195,000	194,765
3.80%, 07/22/2026	26,000	26,038
Commonwealth Bank of Australia
1.38%, 09/06/2018 (B)	260,000	258,734
4.50%, 12/09/2025 (B) (I)	200,000	208,760
Compass Bank
1.85%, 09/29/2017	316,000	315,912
Cooperatieve Rabobank UA
3.88%, 02/08/2022	268,000	282,119
4.38%, 08/04/2025	250,000	256,426
Credit Agricole SA
4.13%, 01/10/2027 (B)	250,000	248,009
Danske Bank A/S
2.00%, 09/08/2021 (B)	200,000	194,238
2.70%, 03/02/2022 (B) (I)	200,000	199,233
Discover Bank
2.60%, 11/13/2018	100,000	100,932
3.20%, 08/09/2021	250,000	253,174
Fifth Third Bancorp
2.88%, 07/27/2020	206,000	209,277
Fifth Third Bank
2.15%, 08/20/2018, MTN	350,000	352,049
2.88%, 10/01/2021	204,000	206,464

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Bank PLC
4.75%, 01/19/2021 (B)	$ 375,000	$ 402,657
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	267,757
HSBC Holdings PLC
2.65%, 01/05/2022	250,000	246,816
3.60%, 05/25/2023	229,000	232,697
4.00%, 03/30/2022	107,000	112,064
4.04% (A), 03/13/2028	250,000	252,705
4.30%, 03/08/2026	200,000	208,477
4.38%, 11/23/2026	200,000	201,553
4.88%, 01/14/2022 (I)	160,000	173,329
6.10%, 01/14/2042	150,000	187,485
HSBC USA, Inc.
1.63%, 01/16/2018	100,000	99,937
2.35%, 03/05/2020	323,000	323,834
Huntington Bancshares, Inc.
2.30%, 01/14/2022	227,000	221,230
3.15%, 03/14/2021	100,000	101,729
Huntington National Bank
2.00%, 06/30/2018	250,000	250,632
2.20%, 11/06/2018	250,000	251,060
Industrial & Commercial Bank of China, Ltd.
2.35%, 11/13/2017, MTN	250,000	250,813
2.45%, 10/20/2021	250,000	245,018
ING Bank NV
1.65%, 08/15/2019 (B)	420,000	414,776
2.00%, 11/26/2018 (B)	200,000	199,863
2.05%, 08/17/2018 (B)	250,000	250,359
2.50%, 10/01/2019 (B)	250,000	251,441
2.70%, 08/17/2020 (B)	300,000	302,106
KeyBank NA
2.35%, 03/08/2019	250,000	251,963
KeyCorp
2.30%, 12/13/2018, MTN	184,000	185,097
2.90%, 09/15/2020, MTN	98,000	99,583
5.10%, 03/24/2021, MTN	100,000	109,129
Lloyds Banking Group PLC
3.75%, 01/11/2027	254,000	249,700
4.58%, 12/10/2025 (I)	200,000	203,135
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (B)	305,000	305,004
2.40%, 01/21/2020 (B)	150,000	149,919
2.60%, 06/24/2019 (B)	187,000	188,852
Manufacturers & Traders Trust Co.
1.40%, 07/25/2017	337,000	336,786
Mitsubishi UFJ Financial Group, Inc.
2.19%, 09/13/2021	245,000	239,787
Mitsubishi UFJ Trust & Banking Corp.
1.60%, 10/16/2017 (B)	207,000	206,999
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (B) (I)	242,000	242,012
3.60%, 09/25/2024 (B)	300,000	306,995
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	65,000	64,943
National Australia Bank, Ltd.
2.00%, 06/20/2017 (B)	250,000	250,374
Nordea Bank AB
1.63%, 05/15/2018 (B)	350,000	349,874
PNC Financial Services Group, Inc.
2.85% (G), 11/09/2022	101,000	101,045
3.90%, 04/29/2024	91,000	94,392
4.38%, 08/11/2020	92,000	98,035
5.13%, 02/08/2020	65,000	70,242
6.70%, 06/10/2019	25,000	27,505

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Regions Bank
2.25%, 09/14/2018	$ 290,000	$ 290,893
Regions Financial Corp.
3.20%, 02/08/2021	107,000	108,811
Royal Bank of Canada
1.80%, 07/30/2018, MTN	230,000	230,329
1.88%, 02/05/2020	600,000	597,041
2.00%, 10/01/2018	159,000	159,778
2.20%, 07/27/2018, MTN	300,000	302,089
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	200,000	197,112
Santander Holdings USA, Inc.
2.70%, 05/24/2019	250,000	251,183
Santander Issuances SAU
5.18%, 11/19/2025	200,000	207,513
Santander UK Group Holdings PLC
2.88%, 10/16/2020	150,000	150,156
Santander UK PLC
1.65%, 09/29/2017	323,000	323,470
2.50%, 03/14/2019	233,000	234,910
Societe Generale SA
4.00%, 01/12/2027 (B) (I)	200,000	195,488
Stadshypotek AB
1.88%, 10/02/2019 (B)	250,000	249,232
Standard Chartered PLC
2.10%, 08/19/2019 (B)	175,000	173,562
3.05%, 01/15/2021 (B)	200,000	200,521
5.20%, 01/26/2024 (B)	200,000	212,624
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/2017, MTN	250,000	249,950
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	101,000	98,317
2.44%, 10/19/2021	119,000	117,599
2.63%, 07/14/2026	107,000	99,749
2.85%, 01/11/2022 (I)	250,000	250,417
2.93%, 03/09/2021	120,000	121,007
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (B)	335,000	332,391
SunTrust Banks, Inc.
2.50%, 05/01/2019	130,000	131,351
2.70%, 01/27/2022	76,000	75,705
2.90%, 03/03/2021	59,000	59,707
Toronto-Dominion Bank
1.45%, 09/06/2018, MTN	225,000	224,498
1.80%, 07/13/2021	100,000	97,440
2.25%, 11/05/2019, MTN	279,000	280,856
2.50%, 12/14/2020, MTN	150,000	151,366
3.63% (A), 09/15/2031	110,000	107,717
US Bancorp
1.65%, 05/15/2017, MTN	96,000	96,008
2.38%, 07/22/2026, MTN	100,000	93,437
2.63%, 01/24/2022, MTN	34,000	34,128
3.00%, 03/15/2022, MTN	83,000	84,557
US Bank NA
1.38%, 09/11/2017	250,000	250,109
2.13%, 10/28/2019	250,000	251,181
2.80%, 01/27/2025	250,000	245,320
Wachovia Corp.
5.75%, 02/01/2018, MTN	749,000	772,537
Wells Fargo & Co.
3.00%, 02/19/2025, MTN	213,000	207,683
3.07%, 01/24/2023	400,000	402,433
3.30%, 09/09/2024, MTN	700,000	701,074
3.50%, 03/08/2022, MTN	150,000	155,383
4.10%, 06/03/2026, MTN	258,000	263,415
4.60%, 04/01/2021, MTN	650,000	698,796
4.65%, 11/04/2044, MTN	184,000	184,673

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
4.75%, 12/07/2046, MTN	$ 143,000	$ 146,092
4.90%, 11/17/2045, MTN	112,000	116,774
Wells Fargo Bank NA
2.15%, 12/06/2019, MTN	390,000	391,314
6.00%, 11/15/2017	250,000	256,755
Westpac Banking Corp.
1.60%, 08/19/2019	150,000	148,399
2.00%, 03/03/2020 (B)	304,000	302,188
2.80%, 01/11/2022	140,000	140,841
4.32% (A), 11/23/2031, MTN	180,000	181,891

		42,605,765

Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	310,000	310,449
3.30%, 02/01/2023	1,046,000	1,064,630
3.70%, 02/01/2024	160,000	165,268
4.70%, 02/01/2036	727,000	769,136
Brown-Forman Corp.
4.50%, 07/15/2045	75,000	79,307
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	150,000	154,281
Constellation Brands, Inc.
4.25%, 05/01/2023	50,000	52,729
Diageo Capital PLC
1.50%, 05/11/2017	38,000	38,002
4.83%, 07/15/2020	25,000	27,066
Diageo Investment Corp.
8.00%, 09/15/2022	100,000	124,792
Heineken NV
1.40%, 10/01/2017 (B)	40,000	40,001
Molson Coors Brewing Co.
1.45%, 07/15/2019	155,000	152,994
3.00%, 07/15/2026	105,000	99,848
PepsiCo, Inc.
1.25%, 08/13/2017 - 04/30/2018	320,000	319,940
3.10%, 07/17/2022	20,000	20,547
3.45%, 10/06/2046	150,000	135,716
4.60%, 07/17/2045	78,000	84,839
4.88%, 11/01/2040	33,000	37,154

		3,676,699

Biotechnology - 0.6%
AbbVie, Inc.
1.80%, 05/14/2018	210,000	210,236
2.00%, 11/06/2018	134,000	134,398
2.85%, 05/14/2023	187,000	183,465
3.20%, 11/06/2022	143,000	144,609
3.60%, 05/14/2025	189,000	189,036
4.30%, 05/14/2036	180,000	174,445
4.50%, 05/14/2035	761,000	755,754
Amgen, Inc.
3.63%, 05/15/2022 - 05/22/2024	494,000	507,892
4.40%, 05/01/2045	150,000	145,596
4.66%, 06/15/2051	301,000	301,187
4.95%, 10/01/2041	100,000	104,095
5.70%, 02/01/2019	50,000	53,478
Biogen, Inc.
3.63%, 09/15/2022	122,000	125,830
5.20%, 09/15/2045	67,000	72,434
Celgene Corp.
2.13%, 08/15/2018	170,000	170,685
3.25%, 08/15/2022	317,000	322,288
3.63%, 05/15/2024	164,000	166,004
5.70%, 10/15/2040	114,000	126,277

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc.
1.95%, 03/01/2022	$ 225,000	$ 217,826
2.50%, 09/01/2023	45,000	43,538
3.50%, 02/01/2025	65,000	65,458
3.65%, 03/01/2026	72,000	72,653
3.70%, 04/01/2024	374,000	384,181
4.00%, 09/01/2036	49,000	46,571
4.60%, 09/01/2035	65,000	66,964

		4,784,900

Building Products - 0.1%
Johnson Controls International PLC
1.40%, 11/02/2017	104,000	103,790
3.75%, 12/01/2021	66,000	68,524
4.95% (G), 07/02/2064	120,000	122,303
5.13%, 09/14/2045	46,000	50,866
5.25%, 12/01/2041	100,000	106,755

		452,238

Capital Markets - 2.0%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	254,000	244,038
4.00%, 10/15/2023	200,000	212,135
Bank of New York Mellon Corp.
2.20%, 03/04/2019 - 08/16/2023, MTN	275,000	267,567
2.60%, 08/17/2020, MTN	194,000	196,185
3.25%, 09/11/2024, MTN	150,000	151,486
3.55%, 09/23/2021	90,000	93,746
3.65%, 02/04/2024, MTN	167,000	173,214
4.60%, 01/15/2020, MTN	30,000	32,021
BlackRock, Inc.
3.38%, 06/01/2022	65,000	67,577
3.50%, 03/18/2024	55,000	57,410
6.25%, 09/15/2017	100,000	102,238
Charles Schwab Corp.
1.50%, 03/10/2018	240,000	239,952
3.23%, 09/01/2022	20,000	20,437
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	305,000	307,675
5.30%, 09/15/2043	32,000	38,219
Credit Suisse AG
1.70%, 04/27/2018	736,000	735,027
2.30%, 05/28/2019, MTN	250,000	250,948
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 06/09/2023	250,000	251,024
4.88%, 05/15/2045	250,000	254,384
Deutsche Bank AG
1.88%, 02/13/2018	122,000	121,867
3.70%, 05/30/2024	267,000	262,442
6.00%, 09/01/2017	170,000	172,810
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	650,000	636,599
2.38%, 01/22/2018	498,000	500,730
2.60%, 04/23/2020	281,000	282,583
2.63%, 01/31/2019 - 04/25/2021	276,000	278,482
2.75%, 09/15/2020	55,000	55,456
2.88%, 02/25/2021	60,000	60,389
3.50%, 01/23/2025 - 11/16/2026	417,000	409,983
3.63%, 01/22/2023	275,000	281,913
3.75%, 05/22/2025	114,000	115,405
3.85%, 07/08/2024, MTN	311,000	318,567
3.85%, 01/26/2027	290,000	291,414
4.00%, 03/03/2024	320,000	331,772
4.25%, 10/21/2025	100,000	101,931
5.15%, 05/22/2045	48,000	50,435

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
5.25%, 07/27/2021	$ 31,000	$ 34,004
5.38%, 03/15/2020, MTN	365,000	395,688
5.75%, 01/24/2022	120,000	134,986
5.95%, 01/18/2018	195,000	201,371
6.00%, 06/15/2020, MTN	188,000	208,104
7.50%, 02/15/2019, MTN	460,000	504,832
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	38,000	38,440
4.00%, 10/15/2023	88,000	93,040
Invesco Finance PLC
3.75%, 01/15/2026	94,000	96,668
4.00%, 01/30/2024	71,000	74,472
Legg Mason, Inc.
3.95%, 07/15/2024 (I)	115,000	115,966
Macquarie Group, Ltd.
6.00%, 01/14/2020 (B)	100,000	108,799
6.25%, 01/14/2021 (B)	175,000	194,356
Morgan Stanley
1.88%, 01/05/2018	190,000	190,334
2.20%, 12/07/2018, MTN	20,000	20,082
2.45%, 02/01/2019, MTN	250,000	252,247
2.65%, 01/27/2020	250,000	252,385
2.80%, 06/16/2020	189,000	191,293
3.63%, 01/20/2027	200,000	198,539
3.70%, 10/23/2024, MTN	444,000	450,381
3.75%, 02/25/2023, MTN	600,000	619,622
4.00%, 07/23/2025, MTN	264,000	272,223
4.10%, 05/22/2023, MTN	150,000	154,919
4.30%, 01/27/2045	92,000	90,999
4.35%, 09/08/2026, MTN	200,000	204,855
5.00%, 11/24/2025	269,000	288,847
5.50%, 07/24/2020 - 07/28/2021, MTN	334,000	368,011
5.63%, 09/23/2019, MTN	200,000	215,958
5.75%, 01/25/2021	100,000	111,006
7.30%, 05/13/2019, MTN	200,000	221,083
State Street Corp.
3.10%, 05/15/2023	48,000	48,348
3.55%, 08/18/2025	88,000	90,435
3.70%, 11/20/2023	231,000	241,868
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	138,000	139,703
Thomson Reuters Corp.
1.65%, 09/29/2017	129,000	129,036
3.85%, 09/29/2024	254,000	259,741
3.95%, 09/30/2021	126,000	131,454
4.50%, 05/23/2043	59,000	55,493
4.70%, 10/15/2019	15,000	15,902
UBS AG
1.38%, 08/14/2017, MTN	250,000	250,068
1.80%, 03/26/2018, MTN	250,000	250,178
UBS Group Funding Jersey, Ltd.
2.65%, 02/01/2022 (B)	480,000	470,577
2.95%, 09/24/2020 (B)	240,000	241,599
4.13%, 04/15/2026 (B)	200,000	203,312

		16,799,285

Chemicals - 0.5%
Agrium, Inc.
3.38%, 03/15/2025 (I)	108,000	106,586
4.13%, 03/15/2035	511,000	489,647
5.25%, 01/15/2045	152,000	164,897
Air Liquide Finance SA
2.25%, 09/27/2023 (B) (I)	200,000	190,842
CF Industries, Inc.
4.50%, 12/01/2026 (B)	237,000	240,721
7.13%, 05/01/2020	250,000	272,172

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
1.70%, 05/01/2018 (B)	$ 100,000	$ 100,026
3.40%, 12/01/2026 (B)	181,000	181,182
Dow Chemical Co.
3.00%, 11/15/2022	130,000	131,334
4.13%, 11/15/2021	50,000	53,051
5.25%, 11/15/2041	45,000	49,282
E.I. du Pont de Nemours & Co.
4.90%, 01/15/2041	18,000	19,435
6.00%, 07/15/2018	150,000	158,673
Ecolab, Inc.
1.45%, 12/08/2017	56,000	55,938
2.25%, 01/12/2020	333,000	334,637
Monsanto Co.
4.70%, 07/15/2064	97,000	90,750
Mosaic Co.
4.25%, 11/15/2023	273,000	282,859
4.88%, 11/15/2041	8,000	7,420
5.45%, 11/15/2033	91,000	95,460
5.63%, 11/15/2043	222,000	228,580
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025 (I)	220,000	209,376
PPG Industries, Inc.
3.60%, 11/15/2020	171,000	179,012
Praxair, Inc.
2.65%, 02/05/2025 (I)	59,000	58,032
Union Carbide Corp.
7.50%, 06/01/2025	175,000	213,979
Valspar Corp.
6.05%, 05/01/2017	118,000	118,354

		4,032,245

Commercial Services & Supplies - 0.1%
Brambles USA, Inc.
4.13%, 10/23/2025 (B)	100,000	102,470
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	36,000	38,341
5.25%, 10/01/2020 (B)	48,000	52,016
5.63%, 03/15/2042 (B)	59,000	65,049
6.70%, 06/01/2034 (B)	152,000	184,482
Republic Services, Inc.
2.90%, 07/01/2026	49,000	47,339
3.55%, 06/01/2022	54,000	56,009
Waste Management, Inc.
2.40%, 05/15/2023	80,000	78,565
3.13%, 03/01/2025	77,000	77,392
3.90%, 03/01/2035	28,000	27,808

		729,471

Communications Equipment - 0.2%
Cisco Systems, Inc.
1.65%, 06/15/2018	200,000	200,641
1.85%, 09/20/2021	100,000	98,070
2.90%, 03/04/2021	110,000	112,939
3.00%, 06/15/2022	111,000	113,499
3.63%, 03/04/2024	450,000	473,190
5.90%, 02/15/2039	70,000	89,409
Harris Corp.
3.83%, 04/27/2025	200,000	203,599
4.85%, 04/27/2035	70,000	74,777

		1,366,124

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.0% (H)
ABB Finance USA, Inc.
1.63%, 05/08/2017	$ 28,000	$ 28,010
2.88%, 05/08/2022	29,000	29,328
4.38%, 05/08/2042	17,000	17,844
Fluor Corp.
3.38%, 09/15/2021	190,000	196,014

		271,196

Consumer Finance - 1.3%
American Express Co.
3.63%, 12/05/2024	104,000	104,585
7.00%, 03/19/2018	50,000	52,504
American Express Credit Corp.
1.55%, 09/22/2017, MTN	97,000	97,079
1.80%, 07/31/2018, MTN	360,000	360,505
1.88%, 11/05/2018, MTN	111,000	111,190
2.25%, 05/05/2021, MTN	152,000	150,640
2.38%, 05/26/2020, MTN	290,000	291,550
2.70%, 03/03/2022, MTN	95,000	94,886
American Honda Finance Corp.
1.20%, 07/14/2017, MTN	111,000	110,981
1.55%, 12/11/2017, MTN (I)	144,000	144,244
1.60%, 02/16/2018 (B)	213,000	213,373
2.25%, 08/15/2019, MTN	317,000	319,772
2.30%, 09/09/2026, MTN (I)	34,000	31,611
BMW US Capital LLC
1.45%, 09/13/2019 (B)	130,000	128,484
2.25%, 09/15/2023 (B)	180,000	172,933
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	299,392
Capital One Financial Corp.
3.75%, 04/24/2024 - 07/28/2026	681,000	670,210
4.20%, 10/29/2025	315,000	316,256
Capital One NA
2.35%, 08/17/2018	250,000	251,575
Daimler Finance North America LLC
1.50%, 07/05/2019 (B)	155,000	152,811
1.75%, 10/30/2019 (B)	150,000	148,412
2.38%, 08/01/2018 (B)	151,000	152,087
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	455,000	454,885
2.24%, 06/15/2018	200,000	200,683
2.38%, 03/12/2019	400,000	401,397
2.46%, 03/27/2020	250,000	249,324
3.00%, 06/12/2017	400,000	401,132
3.16%, 08/04/2020	350,000	355,711
3.34%, 03/18/2021	200,000	202,348
3.81%, 01/09/2024	200,000	200,638
4.13%, 08/04/2025	200,000	200,975
General Motors Financial Co., Inc.
2.40%, 05/09/2019	165,000	165,355
3.15%, 01/15/2020	130,000	132,226
3.20%, 07/13/2020 - 07/06/2021	425,000	430,707
3.70%, 05/09/2023	184,000	184,694
4.00%, 01/15/2025 - 10/06/2026	295,000	291,704
4.30%, 07/13/2025	100,000	101,556
4.35%, 01/17/2027	175,000	176,523
John Deere Capital Corp.
1.20%, 10/10/2017	98,000	97,929
1.60%, 07/13/2018, MTN	43,000	43,050
2.45%, 09/11/2020, MTN	40,000	40,332
2.80%, 01/27/2023	73,000	72,839
3.15%, 10/15/2021, MTN	33,000	33,841
5.75%, 09/10/2018, MTN	200,000	211,961
PACCAR Financial Corp.
1.30%, 05/10/2019, MTN	93,000	92,220
1.45%, 03/09/2018, MTN	130,000	130,079
1.75%, 08/14/2018, MTN	150,000	150,387

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Synchrony Financial
3.70%, 08/04/2026	$ 329,000	$ 318,968
Toyota Motor Credit Corp.
1.38%, 01/10/2018, MTN	100,000	99,982
1.55%, 10/18/2019, MTN	190,000	188,453
2.10%, 01/17/2019, MTN	105,000	105,895
2.13%, 07/18/2019, MTN	225,000	226,786

		10,337,660

Containers & Packaging - 0.0% (H)
International Paper Co.
3.00%, 02/15/2027	143,000	133,691
7.30%, 11/15/2039	120,000	154,907
8.70%, 06/15/2038	50,000	71,622

		360,220

Diversified Consumer Services - 0.1%
Nationwide Building Society
4.00%, 09/14/2026 (B)	250,000	242,030
President & Fellows of Harvard College
3.30%, 07/15/2056	214,000	197,791

		439,821

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 05/26/2022	157,000	158,197
AIG Global Funding
1.65%, 12/15/2017 (B)	97,000	97,064
Arch Capital Finance LLC
4.01%, 12/15/2026	77,000	78,955
5.03%, 12/15/2046	88,000	94,122
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	543,000	543,135
3.00%, 02/11/2023	25,000	25,454
3.75%, 08/15/2021	134,000	142,252
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (B)	44,000	41,643
5.88%, 03/15/2021 (B)	170,000	189,923
CDP Financial, Inc.
4.40%, 11/25/2019 (B)	250,000	265,414
Conoco Funding Co.
7.25%, 10/15/2031	25,000	33,398
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	299,000	300,293
3.37%, 11/15/2025	213,000	218,593
4.42%, 11/15/2035	818,000	863,770
Jefferies Group LLC
4.85%, 01/15/2027	49,000	50,018
6.45%, 06/08/2027	75,000	84,840
6.88%, 04/15/2021	180,000	205,487
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/2019, MTN	160,000	158,591
1.65%, 02/08/2019	130,000	129,938
2.95%, 02/07/2024	57,000	57,118
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	159,767
Protective Life Global Funding
2.00%, 09/14/2021 (B)	200,000	192,974
2.70%, 11/25/2020 (B)	250,000	251,813
Voya Financial, Inc.
3.65%, 06/15/2026	95,000	93,592

		4,436,351

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 1.3%
AT&T, Inc.
2.30%, 03/11/2019	$ 330,000	$ 331,604
3.00%, 06/30/2022	274,000	272,574
3.40%, 05/15/2025	56,000	54,092
3.60%, 02/17/2023	1,093,000	1,106,992
3.95%, 01/15/2025	85,000	85,717
4.30%, 12/15/2042	148,000	131,590
4.35%, 06/15/2045	49,000	43,129
4.50%, 05/15/2035	525,000	495,614
4.55%, 03/09/2049	336,000	299,543
4.60%, 02/15/2021	125,000	132,982
4.75%, 05/15/2046	67,000	62,517
5.25%, 03/01/2037	100,000	101,945
5.35%, 09/01/2040	203,000	208,579
5.50%, 02/01/2018	52,000	53,616
5.80%, 02/15/2019	53,000	56,596
6.15%, 09/15/2034	134,000	148,516
6.30%, 01/15/2038	50,000	57,454
6.38%, 03/01/2041	100,000	114,247
6.50%, 09/01/2037	200,000	234,823
BellSouth LLC
6.55%, 06/15/2034	350,000	391,979
British Telecommunications PLC
5.95%, 01/15/2018	151,000	155,965
9.13%, 12/15/2030	150,000	224,386
Centel Capital Corp.
9.00%, 10/15/2019	40,000	45,567
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (B)	150,000	149,137
3.60%, 01/19/2027 (B)	150,000	149,344
8.75%, 06/15/2030	75,000	109,324
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	39,000	38,500
3.48%, 06/15/2050 (B)	41,000	41,016
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	27,000	27,001
Orange SA
1.63%, 11/03/2019	200,000	197,175
9.00%, 03/01/2031	263,000	387,230
Qwest Corp.
6.75%, 12/01/2021	148,000	162,245
Telefonica Emisiones SAU
3.19%, 04/27/2018	150,000	151,949
4.57%, 04/27/2023	150,000	159,921
5.13%, 04/27/2020	41,000	44,163
5.21%, 03/08/2047	150,000	151,840
Verizon Communications, Inc.
2.63%, 08/15/2026 (I)	440,000	401,783
2.95%, 03/15/2022 (B)	586,000	583,667
3.45%, 03/15/2021	114,000	117,091
4.15%, 03/15/2024	261,000	270,476
4.27%, 01/15/2036	330,000	305,582
4.40%, 11/01/2034	528,000	499,642
4.52%, 09/15/2048	153,000	138,613
4.67%, 03/15/2055	494,000	441,142
4.81%, 03/15/2039 (B)	983,000	957,420
4.86%, 08/21/2046	248,000	238,427
5.01%, 08/21/2054	33,000	31,306
5.05%, 03/15/2034	250,000	254,223
5.25%, 03/16/2037	183,000	189,198

		11,007,442

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.3%
AEP Transmission Co. LLC
4.00%, 12/01/2046 (B)	$ 93,000	$ 92,578
Alabama Power Co.
3.75%, 03/01/2045	118,000	110,653
5.60%, 03/15/2033	100,000	113,427
6.13%, 05/15/2038	11,000	13,457
American Electric Power Co., Inc.
1.65%, 12/15/2017	32,000	31,990
Appalachian Power Co.
6.70%, 08/15/2037	50,000	64,040
Arizona Public Service Co.
2.20%, 01/15/2020	100,000	100,191
4.50%, 04/01/2042	28,000	29,655
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	95,000	95,152
3.50%, 08/15/2046	94,000	85,218
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	51,742
Commonwealth Edison Co.
3.65%, 06/15/2046	81,000	75,863
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	21,739
6.00%, 12/01/2028 (I)	100,000	123,852
6.00%, 01/15/2038	48,000	60,451
Duke Energy Corp.
1.80%, 09/01/2021	320,000	309,100
2.65%, 09/01/2026	149,000	138,826
Duke Energy Indiana LLC
3.75%, 07/15/2020 - 05/15/2046	200,000	199,381
6.35%, 08/15/2038	80,000	105,460
Duke Energy Progress LLC
2.80%, 05/15/2022	48,000	48,621
3.00%, 09/15/2021	55,000	56,267
3.25%, 08/15/2025	111,000	112,438
3.70%, 10/15/2046	124,000	118,528
4.10%, 05/15/2042 - 03/15/2043	107,000	107,608
4.15%, 12/01/2044	65,000	66,006
5.30%, 01/15/2019	70,000	74,397
Edison International
2.95%, 03/15/2023	100,000	99,877
Electricite de France SA
2.15%, 01/22/2019 (B)	80,000	80,092
2.35%, 10/13/2020 (B)	80,000	79,958
6.00%, 01/22/2114 (B)	150,000	152,467
Entergy Arkansas, Inc.
3.50%, 04/01/2026	57,000	58,356
Entergy Corp.
2.95%, 09/01/2026	78,000	73,951
Entergy Louisiana LLC
2.40%, 10/01/2026	118,000	110,630
3.05%, 06/01/2031	94,000	89,068
Entergy Mississippi, Inc.
2.85%, 06/01/2028	83,000	78,946
Exelon Corp.
3.40%, 04/15/2026	63,000	61,962
3.50%, 06/01/2022 (F)	130,000	131,200
Florida Power & Light Co.
3.13%, 12/01/2025	150,000	151,951
4.95%, 06/01/2035	60,000	68,393
5.95%, 02/01/2038	50,000	63,871

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Fortis, Inc.
3.06%, 10/04/2026 (B)	$ 500,000	$ 467,718
Georgia Power Co.
3.25%, 04/01/2026	65,000	63,539
Hydro-Quebec
9.40%, 02/01/2021	250,000	309,005
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	126,285
7.00%, 03/15/2019	30,000	32,831
Jersey Central Power & Light Co.
6.15%, 06/01/2037	70,000	81,162
7.35%, 02/01/2019	15,000	16,333
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	64,186	68,814
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	71,443
5.30%, 10/01/2041	100,000	106,260
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	105,000	102,187
MidAmerican Energy Co.
3.95%, 08/01/2047	88,000	87,885
Nevada Power Co.
5.38%, 09/15/2040	12,000	13,812
5.45%, 05/15/2041	50,000	58,276
6.50%, 08/01/2018	50,000	53,158
7.13%, 03/15/2019	140,000	154,329
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B)	95,000	94,504
NextEra Energy Capital Holdings, Inc.
1.59%, 06/01/2017	130,000	130,035
1.65%, 09/01/2018	85,000	84,748
2.30%, 04/01/2019	130,000	130,792
2.40%, 09/15/2019	53,000	53,419
6.00%, 03/01/2019	25,000	26,787
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (B)	141,000	144,313
4.88%, 08/15/2019 (B)	40,000	42,675
Northern States Power Co.
6.25%, 06/01/2036	40,000	51,579
Ohio Power Co.
5.38%, 10/01/2021	50,000	55,682
6.05%, 05/01/2018	30,000	31,329
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	65,000	69,499
7.00%, 09/01/2022	50,000	60,318
Pacific Gas & Electric Co.
2.45%, 08/15/2022	68,000	66,959
3.25%, 06/15/2023	50,000	50,904
3.50%, 06/15/2025	94,000	96,074
4.00%, 12/01/2046	102,000	100,188
4.45%, 04/15/2042	17,000	17,862
4.50%, 12/15/2041	96,000	100,084
6.05%, 03/01/2034	250,000	312,979
PacifiCorp
2.95%, 02/01/2022 - 06/01/2023	300,000	302,913
3.60%, 04/01/2024	105,000	108,987
5.65%, 07/15/2018	25,000	26,265
PECO Energy Co.
2.38%, 09/15/2022	100,000	98,595
5.35%, 03/01/2018	50,000	51,702
PPL Capital Funding, Inc.
3.40%, 06/01/2023	70,000	70,689
Progress Energy, Inc.
3.15%, 04/01/2022	54,000	54,576
Southern California Edison Co.
1.13%, 05/01/2017	172,000	171,984

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southern California Edison Co. (continued)
1.85%, 02/01/2022	$ 50,000	$ 49,355
3.50%, 10/01/2023	106,000	110,381
3.90%, 12/01/2041	30,000	29,046
5.50%, 08/15/2018	65,000	68,336
6.05%, 03/15/2039	60,000	76,679
Southern Co.
1.30%, 08/15/2017	239,000	238,682
Southern Power Co.
1.50%, 06/01/2018	160,000	159,656
4.15%, 12/01/2025	91,000	94,042
5.15%, 09/15/2041	130,000	131,200
Southwestern Electric Power Co.
6.45%, 01/15/2019	150,000	161,308
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	106,346
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 (B)	200,000	199,283
Toledo Edison Co.
6.15%, 05/15/2037	200,000	241,040
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	62,000	59,213
Virginia Electric & Power Co.
2.95%, 01/15/2022	27,000	27,507
3.45%, 02/15/2024	21,000	21,562
4.45%, 02/15/2044	28,000	29,541
5.40%, 04/30/2018	100,000	103,884
8.88%, 11/15/2038	90,000	145,683
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,043
3.10%, 06/01/2025	82,000	81,463
Xcel Energy, Inc.
2.40%, 03/15/2021	100,000	99,656
4.80%, 09/15/2041	9,000	9,226
6.50%, 07/01/2036	190,000	239,834

		10,611,806

Electrical Equipment - 0.1%
Eaton Corp.
1.50%, 11/02/2017	22,000	21,997
4.00%, 11/02/2032	21,000	21,283
5.80%, 03/15/2037	100,000	115,158
7.63%, 04/01/2024	75,000	89,969
Siemens Financieringsmaatschappij NV
1.45%, 05/25/2018 (B)	240,000	239,774
3.30%, 09/15/2046 (B)	300,000	261,033

		749,214

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.00%, 03/01/2018	39,000	39,388
4.50%, 03/01/2023	30,000	31,183
6.88%, 06/01/2018	40,000	42,140
7.50%, 01/15/2027	426,000	518,756
Corning, Inc.
1.50%, 05/08/2018	160,000	159,757

		791,224

Energy Equipment & Services - 0.2%
Boardwalk Pipelines, LP
4.45%, 07/15/2027	59,000	59,609
4.95%, 12/15/2024	230,000	242,214
5.95%, 06/01/2026	42,000	46,509
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	350,000	356,725
6.30%, 08/15/2017 (B)	150,000	152,370

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Halliburton Co.
3.50%, 08/01/2023	$ 157,000	$ 159,833
4.85%, 11/15/2035	50,000	52,794
7.45%, 09/15/2039	100,000	134,455
7.60%, 08/15/2096 (B)	50,000	62,920
National Oilwell Varco, Inc.
1.35%, 12/01/2017	26,000	25,928
Noble Holding International, Ltd.
5.75%, 03/16/2018 (I)	42,000	42,630
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (B)	220,000	228,328
Schlumberger Investment SA
3.30%, 09/14/2021 (B)	41,000	42,246
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	81,000	78,415

		1,684,976

Equity Real Estate Investment Trusts - 0.9%
American Tower Corp.
2.25%, 01/15/2022	200,000	193,008
3.38%, 10/15/2026	100,000	95,344
3.50%, 01/31/2023	141,000	141,834
5.00%, 02/15/2024	86,000	92,875
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	330,000	325,832
3.50%, 11/15/2024, MTN	50,000	50,590
Boston Properties, LP
2.75%, 10/01/2026	78,000	71,794
3.65%, 02/01/2026	74,000	73,711
3.80%, 02/01/2024	100,000	102,423
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	200,000	197,384
Crown Castle International Corp.
4.00%, 03/01/2027	47,000	47,294
4.88%, 04/15/2022	284,000	305,497
5.25%, 01/15/2023	70,000	76,387
DDR Corp.
3.63%, 02/01/2025	230,000	221,262
Duke Realty, LP
3.25%, 06/30/2026	43,000	41,682
Equity Commonwealth
5.88%, 09/15/2020	312,000	334,913
ERP Operating, LP
2.85%, 11/01/2026	138,000	130,113
3.00%, 04/15/2023	50,000	49,494
4.63%, 12/15/2021	46,000	49,590
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (B)	174,000	168,687
HCP, Inc.
3.40%, 02/01/2025	95,000	92,089
3.88%, 08/15/2024	310,000	311,730
4.20%, 03/01/2024	30,000	30,720
Hospitality Properties Trust
4.95%, 02/15/2027	118,000	121,164
Kilroy Realty, LP
4.80%, 07/15/2018	64,000	65,877
Kimco Realty Corp.
2.70%, 03/01/2024	167,000	158,312
3.80%, 04/01/2027	160,000	159,308
Liberty Property, LP
3.25%, 10/01/2026	53,000	50,803
National Retail Properties, Inc.
3.60%, 12/15/2026	144,000	142,071
4.00%, 11/15/2025	204,000	208,034
Prologis, LP
3.75%, 11/01/2025	32,000	32,701
4.25%, 08/15/2023	76,000	80,777

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Realty Income Corp.
3.00%, 01/15/2027	$ 85,000	$ 79,727
3.25%, 10/15/2022	390,000	393,766
4.65%, 03/15/2047	75,000	76,727
Scentre Group Trust 1 / Scentre Group Trust 2
2.38%, 11/05/2019 (B)	188,000	188,594
3.50%, 02/12/2025 (B)	300,000	299,837
Simon Property Group, LP
2.15%, 09/15/2017	167,000	167,282
3.75%, 02/01/2024	200,000	207,440
4.13%, 12/01/2021	67,000	70,973
UDR, Inc.
2.95%, 09/01/2026, MTN	72,000	67,224
Ventas Realty, LP
3.13%, 06/15/2023	170,000	167,805
3.50%, 02/01/2025	54,000	52,855
3.75%, 05/01/2024	44,000	44,196
3.85%, 04/01/2027	98,000	97,233
4.13%, 01/15/2026	45,000	45,671
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	320,000	329,600
Welltower, Inc.
3.75%, 03/15/2023	80,000	81,941
4.00%, 06/01/2025	204,000	206,773
4.25%, 04/01/2026	200,000	205,901
4.50%, 01/15/2024	73,000	76,809
Weyerhaeuser Co.
7.38%, 03/15/2032	100,000	131,492

		7,215,146

Food & Staples Retailing - 0.4%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B)	241,000	232,148
Costco Wholesale Corp.
2.25%, 02/15/2022	129,000	128,589
CVS Health Corp.
2.13%, 06/01/2021	331,000	324,671
2.75%, 12/01/2022	100,000	98,933
2.88%, 06/01/2026	160,000	152,589
4.00%, 12/05/2023	223,000	234,192
5.30%, 12/05/2043	58,000	64,838
CVS Pass-Through Trust
5.93%, 01/10/2034 (B)	232,996	266,125
Kroger Co.
1.50%, 09/30/2019, MTN	130,000	128,063
2.00%, 01/15/2019	160,000	160,305
4.00%, 02/01/2024	135,000	140,182
5.40%, 07/15/2040	12,000	13,317
6.15%, 01/15/2020	50,000	55,140
6.40%, 08/15/2017	55,000	55,975
6.90%, 04/15/2038 (I)	130,000	169,425
7.50%, 04/01/2031	270,000	360,931
Sysco Corp.
3.75%, 10/01/2025	75,000	76,538
Walgreen Co.
4.40%, 09/15/2042	70,000	67,427
Walgreens Boots Alliance, Inc.
3.10%, 06/01/2023	579,000	578,200
3.80%, 11/18/2024	100,000	101,845
4.50%, 11/18/2034	185,000	184,724

		3,594,157

The notes are an integral part of this report. Transamerica Trust Series	Page 14	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.4%
Bunge NA Finance, LP
5.90%, 04/01/2017	$ 16,000	$ 16,000
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	142,000	137,243
3.50%, 11/24/2020	61,000	62,590
8.50%, 06/15/2019	55,000	62,357
Cargill, Inc.
3.30%, 03/01/2022 (B)	70,000	72,187
6.00%, 11/27/2017 (B)	100,000	102,913
Danone SA
1.69%, 10/30/2019 (B)	200,000	197,333
2.59%, 11/02/2023 (B)	300,000	290,303
JM Smucker Co.
1.75%, 03/15/2018	280,000	280,294
Kellogg Co.
1.75%, 05/17/2017	38,000	38,002
Kraft Heinz Foods Co.
2.00%, 07/02/2018	300,000	300,745
2.80%, 07/02/2020	330,000	334,494
3.50%, 06/06/2022	64,000	65,467
3.95%, 07/15/2025	215,000	218,264
5.00%, 06/04/2042	59,000	60,063
6.13%, 08/23/2018	73,000	77,189
6.50%, 02/09/2040	75,000	90,073
6.88%, 01/26/2039	356,000	444,109
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	184,000	192,782
4.60%, 06/01/2044	70,000	72,733
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B)	45,000	45,529
Tyson Foods, Inc.
3.95%, 08/15/2024	146,000	148,886
4.88%, 08/15/2034	270,000	276,153

		3,585,709

Gas Utilities - 0.2%
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	75,236
4.15%, 01/15/2043	138,000	140,293
8.50%, 03/15/2019	35,000	39,316
Boston Gas Co.
4.49%, 02/15/2042 (B)	26,000	26,875
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100,000	118,258
Dominion Gas Holdings LLC
2.80%, 11/15/2020	59,000	59,729
KeySpan Gas East Corp.
2.74%, 08/15/2026 (B)	90,000	86,028
Korea Gas Corp.
1.88%, 07/18/2021 (B)	200,000	193,108
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	46,039
3.25%, 06/15/2026	39,000	37,950
3.50%, 09/15/2021	75,000	77,326
3.95%, 10/01/2046	59,000	53,538
4.40%, 06/01/2043	63,000	61,961
5.88%, 03/15/2041	146,000	170,891
Southwest Gas Corp.
3.80%, 09/29/2046	111,000	102,308

		1,288,856

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
2.00%, 09/15/2018	110,000	110,125
2.80%, 09/15/2020	130,000	131,131

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Abbott Laboratories (continued)
2.90%, 11/30/2021	$ 290,000	$ 291,269
3.40%, 11/30/2023	129,000	130,333
Becton Dickinson and Co.
1.80%, 12/15/2017	127,000	127,095
2.68%, 12/15/2019	29,000	29,413
3.73%, 12/15/2024	19,000	19,558
Danaher Corp.
2.40%, 09/15/2020	56,000	56,587
Medtronic, Inc.
2.50%, 03/15/2020	131,000	132,888
3.13%, 03/15/2022	90,000	92,061
3.15%, 03/15/2022	85,000	87,482
4.38%, 03/15/2035	255,000	267,320
Stryker Corp.
2.00%, 03/08/2019	165,000	165,440
3.50%, 03/15/2026	38,000	38,377
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/2018	150,000	150,244

		1,829,323

Health Care Providers & Services - 0.4%
Aetna, Inc.
2.80%, 06/15/2023	75,000	74,387
4.50%, 05/15/2042	26,000	27,076
6.75%, 12/15/2037	50,000	66,924
Anthem, Inc.
2.30%, 07/15/2018	70,000	70,311
3.13%, 05/15/2022	62,000	62,318
3.30%, 01/15/2023	28,000	28,241
4.63%, 05/15/2042	50,000	50,796
4.65%, 01/15/2043 - 08/15/2044	184,000	186,971
Cardinal Health, Inc.
1.95%, 06/15/2018	110,000	110,337
3.75%, 09/15/2025 (I)	75,000	77,287
Express Scripts Holding Co.
3.00%, 07/15/2023	76,000	73,462
3.50%, 06/15/2024	150,000	147,740
4.50%, 02/25/2026	285,000	292,340
4.80%, 07/15/2046	93,000	89,103
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	249,000	250,128
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	80,034
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	38,414
Roche Holdings, Inc.
3.35%, 09/30/2024 (B)	300,000	308,282
Texas Health Resources
4.33%, 11/15/2055	250,000	253,904
UnitedHealth Group, Inc.
1.40%, 12/15/2017	179,000	179,001
1.63%, 03/15/2019	55,000	54,828
1.90%, 07/16/2018	100,000	100,436
2.13%, 03/15/2021	100,000	99,253
2.75%, 02/15/2023	23,000	22,942
2.88%, 03/15/2023	50,000	50,147
3.10%, 03/15/2026	100,000	99,248
3.35%, 07/15/2022	56,000	57,939
3.38%, 11/15/2021	94,000	97,712
4.63%, 07/15/2035	140,000	152,632
5.80%, 03/15/2036	100,000	123,344
6.63%, 11/15/2037	80,000	106,468

		3,432,005

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
2.10%, 12/07/2018, MTN	$ 230,000	$ 231,403
4.70%, 12/09/2035, MTN	105,000	110,024
6.30%, 10/15/2037, MTN	63,000	78,413
Starbucks Corp.
4.30%, 06/15/2045	109,000	115,591

		535,431

Household Durables - 0.0% (H)
Newell Brands, Inc.
2.60%, 03/29/2019	32,000	32,396
Whirlpool Corp.
1.65%, 11/01/2017	162,000	162,033

		194,429

Household Products - 0.0% (H)
Kimberly-Clark Corp.
2.40%, 03/01/2022	20,000	19,844
7.50%, 11/01/2018	15,000	16,362
Procter & Gamble Co.
1.90%, 11/01/2019	180,000	181,505

		217,711

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
2.95%, 01/15/2020	204,000	206,804
3.40%, 03/15/2022	46,000	46,375
4.25%, 06/15/2022 (I)	140,000	146,535
6.25%, 10/01/2039	150,000	155,549
PSEG Power LLC
4.15%, 09/15/2021	125,000	131,132
4.30%, 11/15/2023 (I)	37,000	38,661

		725,056

Industrial Conglomerates - 0.2%
General Electric Co.
1.60%, 11/20/2017, MTN	127,000	127,079
2.10%, 12/11/2019	20,000	20,189
2.30%, 04/27/2017, MTN	75,000	75,048
2.70%, 10/09/2022	34,000	34,255
3.10%, 01/09/2023, MTN	230,000	236,401
3.15%, 09/07/2022, MTN	86,000	88,761
3.38%, 03/11/2024 (I)	161,000	166,751
4.38%, 09/16/2020, MTN	108,000	116,080
4.65%, 10/17/2021, MTN	390,000	428,090
5.30%, 02/11/2021	25,000	27,683
6.75%, 03/15/2032, MTN	61,000	82,251
Honeywell International, Inc.
2.50%, 11/01/2026	270,000	255,468
Koninklijke Philips NV
3.75%, 03/15/2022	100,000	103,955
Roper Technologies, Inc.
3.00%, 12/15/2020	42,000	42,789
3.80%, 12/15/2026	54,000	54,237

		1,859,037

Insurance - 1.0%
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	200,000	258,576
Allstate Corp.
3.15%, 06/15/2023	41,000	41,659
5.35%, 06/01/2033	50,000	57,152
American International Group, Inc.
3.75%, 07/10/2025	81,000	80,548

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
American International Group, Inc. (continued)
3.88%, 01/15/2035	$ 211,000	$ 192,803
4.13%, 02/15/2024	71,000	72,829
4.70%, 07/10/2035	100,000	101,205
Aon Corp.
6.25%, 09/30/2040	18,000	21,375
Aon PLC
3.50%, 06/14/2024	100,000	99,842
3.88%, 12/15/2025	143,000	145,467
Berkshire Hathaway Finance Corp.
1.30%, 05/15/2018	97,000	96,967
1.70%, 03/15/2019	100,000	100,173
4.30%, 05/15/2043	83,000	85,222
4.40%, 05/15/2042	221,000	232,141
5.40%, 05/15/2018	50,000	52,215
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	73,000	73,568
3.15%, 03/15/2025	231,000	231,417
3.35%, 05/03/2026	50,000	50,598
CNA Financial Corp.
3.95%, 05/15/2024	26,000	26,683
4.50%, 03/01/2026	19,000	20,081
Dai-ichi Life Insurance Co., Ltd.
4.00% (A), 07/24/2026 (B) (J)	207,000	201,566
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (B)	42,000	40,970
Jackson National Life Global Funding
3.05%, 04/29/2026 (B)	245,000	236,933
3.25%, 01/30/2024 (B)	58,000	58,319
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 (B)	47,000	51,065
6.50%, 03/15/2035 (B)	230,000	277,067
Lincoln National Corp.
4.00%, 09/01/2023	150,000	156,701
4.20%, 03/15/2022	174,000	183,647
6.15%, 04/07/2036	8,000	9,450
Manulife Financial Corp.
4.06% (A), 02/24/2032	270,000	270,501
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	176,764
2.75%, 01/30/2022	24,000	24,135
3.30%, 03/14/2023	17,000	17,316
3.50%, 03/10/2025	129,000	130,775
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	26,000	29,768
7.63%, 11/15/2023 (B)	250,000	298,680
MassMutual Global Funding II
2.50%, 10/17/2022 (B)	100,000	98,114
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (B)	214,000	213,625
1.55%, 09/13/2019 (B)	225,000	222,456
2.30%, 04/10/2019 (B)	150,000	150,877
3.00%, 01/10/2023 (B)	150,000	150,746
3.65%, 06/14/2018 (B)	125,000	127,910
3.88%, 04/11/2022 (B)	200,000	211,236
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (B)	245,000	392,610
New York Life Global Funding
1.55%, 11/02/2018 (B)	100,000	99,831
2.15%, 06/18/2019 (B)	293,000	294,437
Pacific Life Insurance Co.
9.25%, 06/15/2039 (B)	260,000	404,149
Pricoa Global Funding I
1.90%, 09/21/2018 (B)	210,000	210,423
Principal Life Global Funding II
1.50%, 09/11/2017 (B)	200,000	199,981
2.38%, 11/21/2021 (B)	300,000	294,974

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Progressive Corp.
2.45%, 01/15/2027	$ 240,000	$ 224,949
Prudential Financial, Inc.
5.75%, 07/15/2033, MTN	100,000	117,779
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	450,000	586,924
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (B)	100,000	99,945
3.05%, 01/20/2021 (B)	101,000	101,840
Teachers Insurance & Annuity Association of America
4.90%, 09/15/2044 (B)	100,000	108,144
Travelers Cos., Inc.
5.80%, 05/15/2018	50,000	52,319

		8,567,447

Internet & Direct Marketing Retail - 0.0% (H)
Amazon.com, Inc.
3.80%, 12/05/2024	197,000	208,591
4.80%, 12/05/2034	157,000	173,848

		382,439

Internet Software & Services - 0.1%
Alibaba Group Holding, Ltd.
1.63%, 11/28/2017	205,000	204,808
eBay, Inc.
2.50%, 03/09/2018	100,000	100,760
2.60%, 07/15/2022 (I)	455,000	448,638
3.45%, 08/01/2024	139,000	139,078

		893,284

IT Services - 0.2%
Automatic Data Processing, Inc.
2.25%, 09/15/2020	310,000	313,560
Everett Spinco, Inc.
4.25%, 04/15/2024 (B)	86,000	87,447
International Business Machines Corp.
1.80%, 05/17/2019	100,000	100,440
2.25%, 02/19/2021	348,000	349,631
6.22%, 08/01/2027	250,000	312,310
Total System Services, Inc.
3.75%, 06/01/2023	174,000	174,623
Visa, Inc.
1.20%, 12/14/2017	390,000	389,635
Western Union Co.
3.60%, 03/15/2022	200,000	201,426

		1,929,072

Life Sciences Tools & Services - 0.0% (H)
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	100,000	100,352
2.95%, 09/19/2026	77,000	73,313
3.00%, 04/15/2023	57,000	56,483
3.15%, 01/15/2023	57,000	57,111
4.15%, 02/01/2024	34,000	35,682

		322,941

Machinery - 0.3%
Caterpillar Financial Services Corp.
1.93%, 10/01/2021	118,000	114,819
2.25%, 12/01/2019, MTN	219,000	220,706
2.40%, 08/09/2026	150,000	141,934
2.85%, 06/01/2022, MTN	46,000	46,397
3.25%, 12/01/2024, MTN	130,000	132,042

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Caterpillar, Inc.
2.60%, 06/26/2022 (I)	$ 35,000	$ 35,059
Deere & Co.
2.60%, 06/08/2022	74,000	74,093
3.90%, 06/09/2042	32,000	31,957
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	103,808
4.88%, 09/15/2041	280,000	316,122
Ingersoll-Rand Co.
6.39%, 11/15/2027	25,000	29,191
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/2019	219,000	222,597
4.25%, 06/15/2023	81,000	86,265
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	80,000	80,747
Parker-Hannifin Corp.
4.10%, 03/01/2047 (B)	58,000	58,348
4.45%, 11/21/2044, MTN	85,000	89,730
5.50%, 05/15/2018, MTN	20,000	20,883
Pentair Finance SA
2.90%, 09/15/2018	242,000	244,445
4.65%, 09/15/2025	150,000	155,847
Xylem, Inc.
3.25%, 11/01/2026	33,000	32,586
4.38%, 11/01/2046	48,000	47,542

		2,285,118

Media - 0.9%
21st Century Fox America, Inc.
6.15%, 02/15/2041	150,000	179,113
6.40%, 12/15/2035	120,000	145,559
6.55%, 03/15/2033	100,000	121,668
6.65%, 11/15/2037	50,000	62,591
7.30%, 04/30/2028	50,000	63,721
8.88%, 04/26/2023	80,000	103,418
9.50%, 07/15/2024	70,000	93,893
CBS Corp.
3.70%, 08/15/2024	287,000	290,659
4.00%, 01/15/2026	83,000	84,985
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022	159,000	167,670
4.91%, 07/23/2025	158,000	166,953
6.38%, 10/23/2035	92,000	104,581
6.83%, 10/23/2055	125,000	145,238
Comcast Corp.
2.75%, 03/01/2023	53,000	52,807
3.00%, 02/01/2024	200,000	199,913
3.20%, 07/15/2036	200,000	177,495
4.20%, 08/15/2034	267,000	272,247
4.25%, 01/15/2033	173,000	178,116
6.45%, 03/15/2037	50,000	63,682
6.50%, 11/15/2035	486,000	619,965
Cox Communications, Inc.
3.25%, 12/15/2022 (B)	55,000	54,019
4.80%, 02/01/2035 (B)	350,000	329,550
8.38%, 03/01/2039 (B)	60,000	74,922
Discovery Communications LLC
4.38%, 06/15/2021	80,000	84,288
4.95%, 05/15/2042	200,000	180,739
Historic TW, Inc.
9.15%, 02/01/2023	500,000	641,484
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	53,700
6.40%, 04/30/2040	170,000	216,979

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
SES SA
3.60%, 04/04/2023 (B)	$ 100,000	$ 98,210
Time Warner Cable LLC
5.50%, 09/01/2041	90,000	92,299
6.75%, 07/01/2018	60,000	63,446
7.30%, 07/01/2038	100,000	123,917
8.75%, 02/14/2019	50,000	55,891
Time Warner Cos., Inc.
7.57%, 02/01/2024	40,000	49,177
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	75,000	100,074
Time Warner, Inc.
3.55%, 06/01/2024	550,000	550,883
3.60%, 07/15/2025	135,000	133,483
Viacom, Inc.
2.75%, 12/15/2019	53,000	53,387
3.13%, 06/15/2022	80,000	79,170
3.88%, 04/01/2024	72,000	72,164
4.38%, 03/15/2043	93,000	80,610
4.50%, 02/27/2042	25,000	21,546
4.85%, 12/15/2034	32,000	30,959
6.88%, 04/30/2036	150,000	172,068
Walt Disney Co.
3.00%, 02/13/2026	450,000	450,123

		7,157,362

Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (I)	131,000	139,114
5.00%, 09/30/2043	50,000	55,992
Freeport Minerals Corp.
9.50%, 06/01/2031	250,000	291,563
Nucor Corp.
4.00%, 08/01/2023	165,000	174,426
6.40%, 12/01/2037	210,000	266,991
Placer Dome, Inc.
6.45%, 10/15/2035	40,000	46,369
Vale Canada, Ltd.
7.20%, 09/15/2032	220,000	227,150
Vale Overseas, Ltd.
6.25%, 08/10/2026	103,000	111,884

		1,313,489

Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	82,000	82,613
3.50%, 02/01/2025 (I)	104,000	106,646
6.13%, 04/01/2036	75,000	93,632
Black Hills Corp.
2.50%, 01/11/2019	270,000	271,334
CMS Energy Corp.
2.95%, 02/15/2027	97,000	91,952
3.00%, 05/15/2026	73,000	70,027
3.88%, 03/01/2024	100,000	103,194
Consolidated Edison Co. of New York, Inc.
4.30%, 12/01/2056	323,000	324,322
Consumers Energy Co.
2.85%, 05/15/2022	20,000	20,226
3.25%, 08/15/2046	48,000	42,771
5.65%, 04/15/2020	20,000	22,142
6.13%, 03/15/2019	100,000	108,356
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	46,065
4.15%, 05/15/2045	150,000	153,934
Dominion Resources, Inc.
1.60%, 08/15/2019	60,000	59,249

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Dominion Resources, Inc. (continued)
1.90%, 06/15/2018	$ 240,000	$ 239,825
2.75%, 01/15/2022 (I)	93,000	92,519
2.85%, 08/15/2026	61,000	56,960
5.25%, 08/01/2033	100,000	108,946
DTE Electric Co.
2.65%, 06/15/2022	20,000	19,987
3.70%, 03/15/2045	123,000	118,063
DTE Energy Co.
2.40%, 12/01/2019	69,000	69,423
3.30%, 06/15/2022	79,000	80,212
3.85%, 12/01/2023	46,000	47,563
NiSource Finance Corp.
5.80%, 02/01/2042	118,000	137,298
6.25%, 12/15/2040	260,000	316,031
Public Service Co. of Colorado
2.25%, 09/15/2022	63,000	61,754
3.55%, 06/15/2046	53,000	48,242
5.80%, 08/01/2018	20,000	21,049
6.50%, 08/01/2038	45,000	59,546
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	31,817
6.63%, 11/15/2037	150,000	192,336
Public Service Electric & Gas Co.
1.80%, 06/01/2019, MTN	30,000	29,993
3.00%, 05/15/2025, MTN	167,000	167,460
5.38%, 11/01/2039, MTN	14,000	16,602
Public Service Enterprise Group, Inc.
1.60%, 11/15/2019	192,000	189,961
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	43,402
6.00%, 06/01/2026	50,000	60,493
Sempra Energy
1.63%, 10/07/2019	170,000	168,305
2.88%, 10/01/2022	70,000	69,727
3.55%, 06/15/2024	165,000	167,095
4.05%, 12/01/2023	72,000	75,034
9.80%, 02/15/2019	50,000	57,030
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	146,686

		4,489,822

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	274,000	255,611
4.38%, 09/01/2023 (I)	112,000	111,207
4.50%, 12/15/2034	51,000	44,334
6.70%, 07/15/2034	28,000	28,933
6.90%, 01/15/2032	120,000	127,240
7.45%, 07/15/2017	30,000	30,525
Nordstrom, Inc.
4.00%, 10/15/2021 (I)	35,000	36,433

		634,283

Oil, Gas & Consumable Fuels - 3.1%
Anadarko Finance Co.
7.50%, 05/01/2031	100,000	126,999
Anadarko Petroleum Corp.
8.70%, 03/15/2019	80,000	89,740
Apache Corp.
2.63%, 01/15/2023	100,000	96,287
3.25%, 04/15/2022	14,000	14,072
4.75%, 04/15/2043	57,000	56,899
6.00%, 01/15/2037	100,000	113,129
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	191,000	193,548

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets PLC
1.38%, 11/06/2017	$ 40,000	$ 39,963
1.67%, 02/13/2018	85,000	85,053
1.85%, 05/05/2017	89,000	89,043
2.24%, 05/10/2019	150,000	150,932
2.52%, 01/15/2020	149,000	150,911
2.75%, 05/10/2023	254,000	250,822
3.02%, 01/16/2027	70,000	67,188
3.22%, 04/14/2024	270,000	270,266
3.25%, 05/06/2022	96,000	98,063
3.54%, 11/04/2024	300,000	303,589
3.59%, 04/14/2027	150,000	151,010
3.81%, 02/10/2024	116,000	120,256
Buckeye Partners, LP
3.95%, 12/01/2026	32,000	31,341
4.88%, 02/01/2021	300,000	318,253
5.85%, 11/15/2043	100,000	103,762
Burlington Resources Finance Co.
7.40%, 12/01/2031	25,000	33,731
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	125,000	124,974
3.80%, 04/15/2024	100,000	100,674
5.85%, 02/01/2035	70,000	75,429
5.90%, 02/01/2018	25,000	25,818
6.45%, 06/30/2033	264,000	299,061
7.20%, 01/15/2032	20,000	24,330
Cenovus Energy, Inc.
3.00%, 08/15/2022	325,000	320,442
4.45%, 09/15/2042	42,000	37,194
6.75%, 11/15/2039	89,000	101,503
Chevron Corp.
1.37%, 03/02/2018	250,000	249,856
1.79%, 11/16/2018	151,000	151,423
2.36%, 12/05/2022	60,000	59,337
2.57%, 05/16/2023	400,000	396,642
2.90%, 03/03/2024	54,000	54,132
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	235,000	232,570
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	230,000	229,072
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	217,769
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018	170,000	170,811
ConocoPhillips Co.
3.35%, 11/15/2024	225,000	226,817
4.20%, 03/15/2021	157,000	167,408
ConocoPhillips Holding Co.
6.95%, 04/15/2029	100,000	129,214
Devon Energy Corp.
3.25%, 05/15/2022 (I)	64,000	63,401
4.75%, 05/15/2042	52,000	50,085
Ecopetrol SA
4.13%, 01/16/2025	100,000	96,850
5.38%, 06/26/2026	116,000	118,645
5.88%, 09/18/2023	71,000	76,946
Enbridge, Inc.
5.50%, 12/01/2046	100,000	106,319
Encana Corp.
6.50%, 05/15/2019 - 08/15/2034	150,000	166,980
EnCana Corp.
7.20%, 11/01/2031	110,000	131,078
Energy Transfer Partners, LP
2.50%, 06/15/2018	110,000	110,536
3.60%, 02/01/2023	94,000	93,432
4.05%, 03/15/2025	123,000	121,620
4.20%, 04/15/2027	87,000	85,955
4.90%, 02/01/2024	199,000	206,766

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners, LP (continued)
6.05%, 06/01/2041	$ 225,000	$ 232,907
6.50%, 02/01/2042	39,000	42,102
Eni SpA
5.70%, 10/01/2040 (B)	125,000	127,648
Eni USA, Inc.
7.30%, 11/15/2027	70,000	87,011
EnLink Midstream Partners, LP
2.70%, 04/01/2019	131,000	131,301
4.15%, 06/01/2025	238,000	235,137
5.05%, 04/01/2045	58,000	54,617
Enterprise Products Operating LLC
1.65%, 05/07/2018	220,000	219,753
3.35%, 03/15/2023	304,000	306,546
3.75%, 02/15/2025	110,000	110,627
3.90%, 02/15/2024	158,000	161,710
4.85%, 03/15/2044	36,000	36,410
4.95%, 10/15/2054	46,000	45,862
5.10%, 02/15/2045	39,000	40,734
5.75%, 03/01/2035	200,000	220,101
5.95%, 02/01/2041	36,000	41,154
6.65%, 10/15/2034	100,000	121,387
7.55%, 04/15/2038	300,000	397,716
EOG Resources, Inc.
2.63%, 03/15/2023	36,000	35,136
5.10%, 01/15/2036 (I)	157,000	169,098
Exxon Mobil Corp.
1.71%, 03/01/2019	260,000	260,447
2.40%, 03/06/2022 (I)	166,000	166,030
2.73%, 03/01/2023	369,000	370,152
4.11%, 03/01/2046	128,000	131,589
Hess Corp.
7.30%, 08/15/2031	250,000	294,548
Kerr-McGee Corp.
7.88%, 09/15/2031	250,000	320,416
Kinder Morgan, Inc.
2.00%, 12/01/2017	186,000	186,136
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	65,792
4.20%, 12/01/2042	73,000	66,482
4.25%, 02/01/2021	167,000	176,205
5.15%, 10/15/2043	178,000	186,721
Marathon Oil Corp.
2.80%, 11/01/2022 (I)	160,000	153,731
6.60%, 10/01/2037	130,000	147,511
Marathon Petroleum Corp.
3.63%, 09/15/2024	145,000	142,756
MPLX, LP
4.88%, 12/01/2024	140,000	147,271
5.20%, 03/01/2047	54,000	54,338
Noble Energy, Inc.
4.15%, 12/15/2021	120,000	125,910
5.05%, 11/15/2044	100,000	102,258
5.63%, 05/01/2021	74,000	76,239
6.00%, 03/01/2041	100,000	111,076
Occidental Petroleum Corp.
2.70%, 02/15/2023	40,000	39,529
3.00%, 02/15/2027	78,000	75,037
3.40%, 04/15/2026	46,000	45,911
3.50%, 06/15/2025	91,000	91,896
4.63%, 06/15/2045	39,000	40,769
ONEOK Partners, LP
3.20%, 09/15/2018	105,000	106,465
3.38%, 10/01/2022	30,000	30,028
4.90%, 03/15/2025	470,000	497,518
5.00%, 09/15/2023	65,000	69,681
6.65%, 10/01/2036	210,000	244,421

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petro-Canada
6.05%, 05/15/2018	$ 40,000	$ 41,879
6.80%, 05/15/2038	50,000	64,265
Petroleos Mexicanos
4.25%, 01/15/2025	67,000	64,521
4.50%, 01/23/2026 (I)	205,000	196,493
4.63%, 09/21/2023	208,000	209,196
4.88%, 01/18/2024 (I)	44,000	44,396
5.63%, 01/23/2046	129,000	115,339
6.38%, 02/04/2021 - 01/23/2045	218,000	224,863
6.50%, 03/13/2027 (B)	309,000	332,407
6.75%, 09/21/2047	201,000	203,894
6.88%, 08/04/2026	120,000	133,200
Phillips 66
2.95%, 05/01/2017	33,000	33,037
4.30%, 04/01/2022	17,000	18,023
Phillips 66 Partners, LP
3.55%, 10/01/2026	34,000	32,475
4.90%, 10/01/2046	72,000	68,552
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	250,000	241,992
3.65%, 06/01/2022	71,000	71,989
4.30%, 01/31/2043	162,000	137,975
4.65%, 10/15/2025	350,000	360,534
Shell International Finance BV
1.13%, 08/21/2017	85,000	84,996
1.38%, 05/10/2019 - 09/12/2019	295,000	292,167
1.63%, 11/10/2018	141,000	140,844
1.75%, 09/12/2021 (I)	125,000	121,505
2.13%, 05/11/2020	285,000	285,006
2.88%, 05/10/2026	440,000	427,847
3.75%, 09/12/2046	202,000	185,760
4.00%, 05/10/2046	444,000	425,005
4.13%, 05/11/2035	253,000	254,927
6.38%, 12/15/2038	150,000	193,282
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 (B)	208,000	220,018
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	69,000	69,738
8.00%, 03/01/2032	56,000	74,691
Spectra Energy Capital LLC
3.30%, 03/15/2023	130,000	128,470
5.65%, 03/01/2020	150,000	160,546
7.50%, 09/15/2038	140,000	167,462
8.00%, 10/01/2019	120,000	135,540
Spectra Energy Partners, LP
2.95%, 09/25/2018	80,000	81,058
3.50%, 03/15/2025	125,000	121,723
5.95%, 09/25/2043	63,000	70,501
Statoil ASA
1.15%, 05/15/2018	167,000	166,218
1.25%, 11/09/2017	162,000	161,803
1.95%, 11/08/2018	118,000	118,355
2.65%, 01/15/2024 (I)	214,000	210,151
3.15%, 01/23/2022	64,000	65,516
3.25%, 11/10/2024	107,000	107,962
4.25%, 11/23/2041	27,000	27,256
Suncor Energy, Inc.
3.60%, 12/01/2024	210,000	212,922
5.95%, 12/01/2034	140,000	165,172
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	47,000	47,846
4.95%, 01/15/2043	198,000	181,099
5.30%, 04/01/2044	50,000	48,535
5.35%, 05/15/2045	133,000	129,748
5.50%, 02/15/2020	180,000	193,782

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners Operations, LP (continued)
5.95%, 12/01/2025	$ 100,000	$ 111,342
6.10%, 02/15/2042	150,000	155,921
Tosco Corp.
7.80%, 01/01/2027	100,000	131,163
Total Capital Canada, Ltd.
2.75%, 07/15/2023	70,000	69,250
Total Capital International SA
1.55%, 06/28/2017	66,000	66,048
2.70%, 01/25/2023	150,000	148,748
2.75%, 06/19/2021	250,000	252,992
3.75%, 04/10/2024	29,000	30,232
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	183,000	183,188
3.13%, 01/15/2019	112,000	114,197
3.75%, 10/16/2023 (I)	100,000	103,904
4.88%, 01/15/2026	162,000	179,607
6.20%, 10/15/2037	100,000	122,966
7.13%, 01/15/2019	70,000	76,150
Valero Energy Corp.
7.50%, 04/15/2032	65,000	82,617
Western Gas Partners, LP
4.65%, 07/01/2026	76,000	78,273
5.38%, 06/01/2021	69,000	74,152
5.45%, 04/01/2044	168,000	172,580
Williams Partners, LP / ACMP Finance Corp.
4.88%, 05/15/2023	230,000	237,475

		25,585,052

Pharmaceuticals - 0.7%
Actavis Funding SCS
2.35%, 03/12/2018	215,000	215,937
3.85%, 06/15/2024	302,000	307,994
4.55%, 03/15/2035	598,000	599,625
Allergan, Inc.
2.80%, 03/15/2023	288,000	278,179
3.38%, 09/15/2020	91,000	93,407
AstraZeneca PLC
1.75%, 11/16/2018	160,000	160,055
Baxalta, Inc.
2.00%, 06/22/2018	170,000	170,286
3.60%, 06/23/2022	67,000	68,489
5.25%, 06/23/2045	28,000	30,581
Bayer US Finance LLC
1.50%, 10/06/2017 (B)	200,000	199,834
3.38%, 10/08/2024 (B)	200,000	201,042
ELI Lilly & Co.
1.25%, 03/01/2018	125,000	124,854
Forest Laboratories LLC
5.00%, 12/15/2021 (B)	139,000	150,625
Johnson & Johnson
4.38%, 12/05/2033	46,000	50,702
Merck & Co., Inc.
2.35%, 02/10/2022	86,000	85,974
2.40%, 09/15/2022	35,000	34,753
2.80%, 05/18/2023	121,000	121,494
3.70%, 02/10/2045	20,000	19,003
Mylan NV
2.50%, 06/07/2019	162,000	162,741
3.95%, 06/15/2026	93,000	91,031
5.25%, 06/15/2046	64,000	65,539
Mylan, Inc.
3.13%, 01/15/2023 (B)	250,000	242,525
5.40%, 11/29/2043	100,000	103,903
Pfizer, Inc.
1.45%, 06/03/2019	159,000	158,236

The notes are an integral part of this report. Transamerica Series Trust	Page 20	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Sanofi
1.25%, 04/10/2018	$ 240,000	$ 239,700
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	210,000	205,362
2.88%, 09/23/2023	111,000	107,706
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036 (I)	380,000	420,881
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019	145,000	143,347
2.80%, 07/21/2023	446,000	423,615
4.10%, 10/01/2046 (I)	30,000	25,842
Zoetis, Inc.
1.88%, 02/01/2018	198,000	198,113
3.25%, 02/01/2023	130,000	131,283
3.45%, 11/13/2020	37,000	37,897
4.50%, 11/13/2025	70,000	75,400
4.70%, 02/01/2043	26,000	26,493

		5,772,448

Professional Services - 0.0% (H)
Equifax, Inc.
2.30%, 06/01/2021	57,000	56,127

Real Estate Management & Development - 0.0% (H)
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027 (B)	325,000	329,721

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	50,665
3.05%, 03/15/2022	87,000	89,119
3.45%, 09/15/2021	22,000	22,896
3.60%, 09/01/2020	25,000	26,157
3.75%, 04/01/2024	124,000	130,600
4.38%, 09/01/2042	88,000	90,237
5.15%, 09/01/2043	154,000	175,712
5.65%, 05/01/2017	50,000	50,160
6.15%, 05/01/2037	70,000	89,414
6.70%, 08/01/2028	50,000	64,707
Canadian Pacific Railway Co.
2.90%, 02/01/2025	208,000	203,955
4.50%, 01/15/2022	370,000	396,870
6.13%, 09/15/2115	57,000	68,799
7.13%, 10/15/2031	50,000	67,492
CSX Corp.
3.40%, 08/01/2024	350,000	355,029
3.95%, 05/01/2050	42,000	38,356
4.25%, 06/01/2021	22,000	23,417
4.75%, 05/30/2042	16,000	16,754
5.50%, 04/15/2041	37,000	42,370
7.90%, 05/01/2017	60,000	60,270
Norfolk Southern Corp.
3.25%, 12/01/2021	55,000	56,493
3.95%, 10/01/2042	35,000	33,703
6.00%, 03/15/2105 - 05/23/2111	290,000	337,324
Ryder System, Inc.
2.25%, 09/01/2021, MTN	100,000	97,934
2.50%, 03/01/2018 - 05/11/2020, MTN	138,000	138,665
2.65%, 03/02/2020, MTN	79,000	79,543
2.88%, 09/01/2020, MTN	69,000	69,836
Union Pacific Corp.
2.95%, 01/15/2023	16,000	16,229
3.65%, 02/15/2024	37,000	38,767

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Union Pacific Corp. (continued)
4.16%, 07/15/2022	$ 7,000	$ 7,558
4.30%, 06/15/2042	20,000	20,636
Union Pacific Railroad Co. Pass-Through Trust
2.70%, 05/12/2027	289,699	276,222
4.70%, 01/02/2024	40,322	42,741

		3,278,630

Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc.
3.13%, 12/05/2023	73,000	72,647
4.50%, 12/05/2036	90,000	89,580
Applied Materials, Inc.
2.63%, 10/01/2020	350,000	355,449
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024 (B)	422,000	425,110
3.88%, 01/15/2027 (B)	336,000	337,771
Intel Corp.
1.35%, 12/15/2017	260,000	260,168
3.10%, 07/29/2022	40,000	41,111
3.70%, 07/29/2025	107,000	111,866
4.00%, 12/15/2032	221,000	231,792
KLA-Tencor Corp.
2.38%, 11/01/2017	162,000	162,377
QUALCOMM, Inc.
1.40%, 05/18/2018	110,000	110,018

		2,197,889

Software - 0.6%
Microsoft Corp.
0.88%, 11/15/2017	23,000	22,928
1.30%, 11/03/2018	250,000	249,944
1.55%, 08/08/2021	100,000	97,443
2.13%, 11/15/2022	34,000	33,327
2.38%, 02/12/2022 - 05/01/2023	114,000	113,361
2.88%, 02/06/2024	353,000	355,268
3.30%, 02/06/2027	139,000	141,133
3.50%, 02/12/2035	185,000	177,997
3.95%, 08/08/2056	88,000	82,242
4.00%, 02/12/2055	57,000	53,823
4.10%, 02/06/2037	250,000	258,013
4.20%, 11/03/2035	103,000	107,987
4.50%, 02/06/2057	219,000	225,457
4.75%, 11/03/2055	109,000	116,846
Oracle Corp.
1.20%, 10/15/2017	260,000	259,932
2.40%, 09/15/2023	101,000	98,314
2.50%, 05/15/2022	282,000	281,219
2.95%, 05/15/2025	450,000	444,180
3.85%, 07/15/2036	200,000	195,416
3.90%, 05/15/2035	240,000	237,002
4.30%, 07/08/2034	887,000	920,679
5.75%, 04/15/2018	100,000	104,396
6.13%, 07/08/2039	82,000	103,801

		4,680,708

Specialty Retail - 0.1%
AutoZone, Inc.
2.50%, 04/15/2021	100,000	99,062
Home Depot, Inc.
2.13%, 09/15/2026	51,000	47,324
2.63%, 06/01/2022	40,000	40,326
3.00%, 04/01/2026	53,000	52,908
3.50%, 09/15/2056	36,000	31,428
4.20%, 04/01/2043	121,000	124,680

The notes are an integral part of this report. Transamerica Series Trust	Page 21	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Lowe’s Cos., Inc.
3.13%, 09/15/2024	$ 75,000	$ 76,377
3.38%, 09/15/2025	119,000	121,539
4.65%, 04/15/2042	54,000	57,621
5.13%, 11/15/2041	33,000	37,733
5.50%, 10/15/2035	150,000	177,556

		866,554

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
1.28% (A), 05/03/2018	138,000	138,448
2.15%, 02/09/2022	273,000	270,225
2.40%, 05/03/2023	256,000	251,720
2.45%, 08/04/2026	259,000	245,000
2.85%, 05/06/2021	252,000	257,984
3.00%, 02/09/2024	234,000	236,010
3.20%, 05/13/2025	192,000	193,969
3.45%, 05/06/2024 - 02/09/2045	205,000	194,101
3.85%, 08/04/2046	181,000	172,663
4.50%, 02/23/2036	85,000	91,833
Dell, Inc.
7.10%, 04/15/2028	25,000	26,438
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
3.48%, 06/01/2019 (B)	409,000	419,107
4.42%, 06/15/2021 (B)	115,000	120,261
5.45%, 06/15/2023 (B)	146,000	157,536
6.02%, 06/15/2026 (B)	129,000	140,633
Hewlett Packard Enterprise Co.
2.85%, 10/05/2018	68,000	68,819
HP, Inc.
4.38%, 09/15/2021	24,000	25,381
6.00%, 09/15/2041	82,000	83,389
NetApp, Inc.
2.00%, 12/15/2017	200,000	200,452
Xerox Corp.
2.75%, 09/01/2020	125,000	123,862

		3,417,831

Tobacco - 0.1%
Altria Group, Inc.
2.63%, 01/14/2020	213,000	215,715
BAT International Finance PLC
1.85%, 06/15/2018 (B)	180,000	180,071
Philip Morris International, Inc.
1.25%, 11/09/2017	240,000	239,862
Reynolds American, Inc.
2.30%, 06/12/2018	150,000	150,901

		786,549

Trading Companies & Distributors - 0.2%
Air Lease Corp.
2.13%, 01/15/2018 - 01/15/2020	402,000	400,688
3.00%, 09/15/2023	194,000	189,579
3.88%, 04/01/2021	130,000	134,764
International Lease Finance Corp.
5.88%, 08/15/2022	200,000	222,776
8.63%, 01/15/2022	200,000	244,723
WW Grainger, Inc.
4.60%, 06/15/2045	278,000	300,015

		1,492,545

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.88%, 07/17/2018 (B)	53,000	53,673

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
Penske Truck Leasing Co., LP / PTL Finance Corp. (continued)
3.38%, 02/01/2022 (B)	$ 277,000	$ 281,070
4.25%, 01/17/2023 (B)	100,000	104,181

		438,924

Water Utilities - 0.0% (H)
American Water Capital Corp.
3.40%, 03/01/2025	183,000	187,740
4.00%, 12/01/2046	86,000	87,272

		275,012

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
6.13%, 03/30/2040	100,000	116,666
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	125,000	126,905
Rogers Communications, Inc.
3.63%, 12/15/2025	76,000	76,683
4.10%, 10/01/2023	176,000	185,214
8.75%, 05/01/2032	50,000	68,719
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	432,000	430,920
Vodafone Group PLC
1.50%, 02/19/2018	125,000	124,790
6.25%, 11/30/2032	180,000	209,912

		1,339,809

Total Corporate Debt Securities (Cost $223,243,190)		224,616,309

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Canada - 0.0% (H)
Province of Ontario
1.65%, 09/27/2019	173,000	172,370

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024 (I)	200,000	205,800
4.50%, 01/28/2026	200,000	211,000
5.00%, 06/15/2045	200,000	200,600
7.38%, 09/18/2037	100,000	127,600

		745,000

Israel - 0.6%
Israel Government AID Bond
5.50%, 09/18/2033	100,000	130,744
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	779,937
Series 2008-Z,
Zero Coupon, 02/15/2025	1,000,000	791,782
Series 2010-Z,
Zero Coupon, 02/15/2025	500,000	393,778
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	1,980,000	1,610,316
Series 2004-Z,
08/15/2023	1,000,000	846,423

		4,552,980

Mexico - 0.3%
Mexico Government International Bond
3.60%, 01/30/2025	414,000	412,965
4.00%, 10/02/2023	232,000	238,960
4.13%, 01/21/2026	400,000	411,200

The notes are an integral part of this report. Transamerica Series Trust	Page 22	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bond (continued)
4.35%, 01/15/2047	$ 104,000	$ 95,680
5.55%, 01/21/2045	448,000	483,840
3.50%, 01/21/2021, MTN	244,000	253,028
4.75%, 03/08/2044, MTN	60,000	58,350

		1,954,023

Peru - 0.0% (H)
Peru Government International Bond
5.63%, 11/18/2050	36,000	42,885

Poland - 0.0% (H)
Republic of Poland Government International Bond
4.00%, 01/22/2024	133,000	139,602

Republic of South Africa - 0.0% (H)
Republic of South Africa Government International Bond
5.38%, 07/24/2044	252,000	247,151

Supranational - 0.0% (H)
African Development Bank
8.80%, 09/01/2019	225,000	260,744

Turkey - 0.0% (H)
Turkey Government International Bond
5.75%, 03/22/2024	200,000	207,492

Total Foreign Government Obligations (Cost $8,275,383)		8,322,247

MORTGAGE-BACKED SECURITIES - 3.5%
A10 Securitization LLC
Series 2015-1, Class A1,
2.10%, 04/15/2034 (B)	126,780	126,412
A10 Term Asset Financing LLC
Series 2013-2, Class A,
2.62%, 11/15/2027 (B)	79,484	79,300
Series 2013-2, Class B,
4.38%, 11/15/2027 (B)	250,000	248,669
Series 2014-1, Class A2,
3.02%, 04/15/2033 (B)	171,158	170,607
Access Point Funding Trust
Series 2016-1, Class A,
6.25%, 02/16/2021 (C)	379,076	378,697
Ajax Mortgage Loan Trust
Series 2015-B, Class A,
3.88% (A), 07/25/2060 (B)	207,416	206,853
Series 2016-2, Class A,
4.13% (A), 10/25/2056 (B)	311,468	311,468
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	309,062	307,133
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	219,257	202,119
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	78,018	72,012
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
3.77% (A), 07/25/2035	377,181	45,279
Series 2005-22T1, Class A2,
4.09% (A), 06/25/2035	677,509	90,469
Series 2005-J1, Class 1A4,
4.12% (A), 02/25/2035	168,021	7,117
Americold LLC
Series 2010-ARTA, Class A2FL,
2.39% (A), 01/14/2029 (B)	179,552	180,061

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A,
4.50% (A), 11/25/2045 (B)	$ 148,000	$ 148,549
ASG Resecuritization Trust
Series 2009-1, Class A60,
2.66% (A), 06/26/2037 (B)	2,772	2,764
Series 2009-3, Class A65,
2.74% (A), 03/26/2037 (B)	43,727	43,592
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (B)	100,000	100,835
Series 2014-520M, Class C,
4.21% (A), 08/15/2046 (B)	200,000	186,456
BAMLL Re-REMIC Trust
Series 2015-FR11, Class A705,
1.85% (A), 09/27/2044 (B)	846,000	818,411
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A4,
5.89% (A), 02/10/2051	25,214	25,376
Series 2007-5, Class A4,
5.49%, 02/10/2051	215,253	216,488
Banc of America Funding Trust
Series 2005-E, Class 4A1,
3.12% (A), 03/20/2035	108,279	108,724
Series 2010-R11A, Class 1A6,
4.95% (A), 08/26/2035 (B)	12,196	12,188
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	26,243	20,933
Series 2005-7, Class 30,
11/25/2035	27,204	20,854
Series 2005-8, Class 30,
01/25/2036	8,966	6,607
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM,
4.73%, 07/10/2043	4,823	4,822
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
3.25% (A), 11/25/2033	90,099	90,056
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	550,000	562,346
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (B)	67,000	66,502
BCAP LLC Trust
Series 2010-RR7, Class 2A1,
3.09% (A), 07/26/2045 (B)	98,505	97,680
Series 2012-RR10, Class 1A1,
1.01% (A), 02/26/2037 (B)	119,780	117,371
Series 2012-RR3, Class 2A5,
2.51% (A), 05/26/2037 (B)	27,296	27,290
Series 2012-RR4, Class 8A3,
1.01% (A), 06/26/2047 (B)	16,354	16,346
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1.62% (A), 07/25/2034	286,236	281,248
Bear Stearns ARM Trust
Series 2006-1, Class A1,
2.91% (A), 02/25/2036	99,010	98,380
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR9, Class C,
5.06% (A), 09/11/2042	204,069	204,309

The notes are an integral part of this report. Transamerica Series Trust	Page 23	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust
Series 2006-CD3, Class AM,
5.65%, 10/15/2048	$ 337,677	$ 344,409
Series 2007-CD5, Class AJ,
6.84% (A), 11/15/2044	230,000	233,391
Series 2007-CD5, Class AJA,
6.16% (A), 11/15/2044	150,000	152,539
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.28% (A), 02/25/2037	128,123	126,794
Series 2007-A2, Class 2A1,
3.19% (A), 07/25/2037	51,829	51,633
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	80,314	81,807
Series 2004-3, Class A4,
5.75%, 04/25/2034	48,188	49,182
Series 2004-7, Class 2A1,
3.02% (A), 06/25/2034	27,289	26,732
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	7,707	7,818
Series 2004-HYB1, Class 2A,
3.25% (A), 05/20/2034	23,794	22,608
Series 2005-22, Class 2A1,
3.19% (A), 11/25/2035	165,562	140,892
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A1A,
5.78% (A), 12/10/2049	320,410	320,910
Series 2007-C6, Class A4,
5.78% (A), 12/10/2049	228,398	228,664
Series 2013-SMP, Class A,
2.11%, 01/12/2030 (B)	87,314	87,519
Citigroup Mortgage Loan Trust
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	24,995	25,349
COBALT CMBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.48% (A), 04/15/2047	8,503	8,492
COMM Mortgage Trust
Series 2013-SFS, Class A2,
2.99% (A), 04/12/2035 (B)	125,000	126,094
Series 2014-PAT, Class A,
1.68% (A), 08/13/2027 (B)	198,000	197,938
Series 2014-TWC, Class A,
1.73% (A), 02/13/2032 (B)	2,015,000	2,020,054
Series 2014-TWC, Class B,
2.48% (A), 02/13/2032 (B)	500,000	502,506
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	437,454
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.73% (A), 07/10/2038	21,201	21,191
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	34,081	34,929
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	47,887	48,483
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	12,209	12,340
CSMC Trust
Series 2010-11R, Class A6,
1.98% (A), 06/28/2047 (B)	243,043	241,644
Series 2011-6R, Class 3A1,
3.27% (A), 07/28/2036 (B)	4,224	4,221
Series 2012-3R, Class 1A1,
2.82% (A), 07/27/2037 (B)	1,823	1,822

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2004-C3, Class B,
4.97%, 12/10/2041	$ 63,378	$ 64,363
GMACM Mortgage Loan Trust
Series 2004-J5, Class A7,
6.50%, 01/25/2035	26,902	27,768
GS Mortgage Securities Corp. II
Series 2013-KING, Class A,
2.71%, 12/10/2027 (B)	131,402	132,898
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (B)	750,000	784,713
Series 2013-NYC5, Class A,
2.32%, 01/10/2030 (B)	100,000	100,234
GS Mortgage Securities Trust
Series 2011-GC5, Class D,
5.40% (A), 08/10/2044 (B)	200,000	199,170
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1.33% (A), 03/25/2035 (B)	183,540	162,090
Series 2005-RP3, Class 1AF,
1.33% (A), 09/25/2035 (B)	111,887	95,623
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	73,244	75,294
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	49,849	50,902
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	84,513	89,400
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	91,243	78,878
Series 2007-1F, Class 2A4,
5.50%, 01/25/2037	133,989	133,126
HILT Mortgage Trust
Series 2014-ORL, Class A,
1.81% (A), 07/15/2029 (B)	850,000	847,733
Homeowner Assistance Program Reverse Mortgage Loan Trust
Series 2013-RM1, Class A,
4.00%, 05/26/2053 (B) (C)	325,241	323,208
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1.33% (A), 05/25/2036	112,000	100,980
Series 2006-2, Class 2A1,
1.33% (A), 08/25/2036	19,321	18,714
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-CBX, Class B,
5.02% (A), 01/12/2037	280,574	285,887
Series 2007-C1, Class A4,
5.72%, 02/15/2051	357,787	362,727
Series 2007-LD12, Class A4,
5.88% (A), 02/15/2051	213,394	214,475
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.42% (A), 05/15/2045	304,522	3
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
3.12% (A), 11/25/2033	47,435	48,084
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (B)	154,000	158,782

The notes are an integral part of this report. Transamerica Series Trust	Page 24	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class A2,
6.13% (A), 04/15/2041	$ 50,125	$ 51,530
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.06% (A), 04/21/2034	62,183	63,772
Series 2004-13, Class 3A7,
3.05% (A), 11/21/2034	34,419	35,133
Series 2004-3, Class 4A2,
3.03% (A), 04/25/2034	34,440	32,049
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	14,638	14,687
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	10,529	10,565
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
05/28/2035 (B)	24,862	18,784
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1.60% (A), 10/25/2028	408,086	391,444
Series 2004-1, Class 2A1,
3.01% (A), 12/25/2034	97,227	97,373
Series 2004-A, Class A1,
1.44% (A), 04/25/2029	304,724	292,095
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class A4,
5.70%, 09/12/2049	94,714	95,585
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	350,000	364,278
Morgan Stanley Capital I Trust
Series 2008-T29, Class A4,
6.30% (A), 01/11/2043	217,114	222,430
Series 2011-C3, Class A3,
4.05%, 07/15/2049	88,658	91,988
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (B)	77,498	77,261
Series 2012-XA, Class A,
2.00%, 07/27/2049 (B)	44,473	44,482
Series 2012-XA, Class B,
0.25%, 07/27/2049 (B)	150,000	140,249
MortgageIT Trust
Series 2005-1, Class 1A1,
1.62% (A), 02/25/2035	36,309	34,981
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	10,072	10,228
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,096	10,340
PFP, Ltd.
Series 2015-2, Class A,
2.38% (A), 07/14/2034 (B)	188,720	188,628
Series 2015-2, Class C,
4.18% (A), 07/14/2034 (B)	340,000	339,732
Series 2015-2, Class D,
4.93% (A), 07/14/2034 (B)	100,000	98,181
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	231,381	56,885

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RAIT Trust
Series 2015-FL4, Class A,
2.26% (A), 12/15/2031 (B)	$ 85,358	$ 85,596
Series 2015-FL5, Class B,
4.81% (A), 01/15/2031 (B)	295,000	295,628
RALI Trust
Series 2002-QS16, Class A3,
14.57% (A), 10/25/2017	1,005	1,027
Series 2003-QS3, Class A2,
14.34% (A), 02/25/2018	1,373	1,414
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	24,949	24,863
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (B)	160,000	158,387
RBSSP Resecuritization Trust
Series 2010-9, Class 7A5,
4.00% (A), 05/26/2037 (B)	2,436	2,432
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
2.34% (A), 08/15/2032 (B)	67,249	66,974
Series 2015-CRE4, Class B,
3.94% (A), 08/15/2032 (B)	153,000	148,410
RFMSI Trust, Principal Only STRIPS
Series 2004-S6, Class 2A6,
06/25/2034	10,732	8,341
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1.74% (A), 04/20/2033	177,760	167,620
Series 2004-11, Class A1,
1.58% (A), 12/20/2034	139,196	136,401
Series 2004-8, Class A1,
1.68% (A), 09/20/2034	316,960	301,059
Series 2004-9, Class A1,
1.66% (A), 10/20/2034	236,277	223,824
Springleaf Mortgage Loan Trust
Series 2013-2A, Class A,
1.78% (A), 12/25/2065 (B)	166,201	166,341
Series 2013-2A, Class M1,
3.52% (A), 12/25/2065 (B)	125,000	124,905
Series 2013-3A, Class M1,
3.79% (A), 09/25/2057 (B)	153,000	152,713
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
3.38% (A), 02/25/2034	368,777	370,068
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1.68% (A), 01/19/2034	389,797	375,823
Series 2004-AR1, Class 1A1,
1.68% (A), 03/19/2034	368,059	355,348
Series 2004-AR5, Class 1A1,
1.64% (A), 10/19/2034	59,812	57,046
Series 2005-AR5, Class A3,
1.23% (A), 07/19/2035	167,465	162,149
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-29, Class 1A1,
4.75%, 09/25/2018	18,425	18,531
Series 2003-33H, Class 1A1,
5.50%, 10/25/2033	71,346	72,656
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
2.72% (A), 12/25/2044	117,466	116,374
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class C,
5.47% (A), 08/15/2039	240,000	241,609

The notes are an integral part of this report. Transamerica Series Trust	Page 25	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	$ 231,000	$ 235,489
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	130,000	135,420
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	292,596
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.62% (A), 05/10/2063 (B)	829,129	46,135
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	544,235	550,543
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (B)	400,000	419,298
VOLT LI LLC
Series 2016-NP11, Class A1,
3.50% (A), 10/25/2046 (B)	604,002	608,436
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.09% (A), 03/15/2045 (B)	670,014	7
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
2.85% (A), 10/25/2033	116,824	117,558
Series 2003-AR6, Class A1,
2.90% (A), 06/25/2033	41,279	41,095
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	61,701	63,671
Series 2003-S9, Class A8,
5.25%, 10/25/2033	65,430	67,960
Series 2004-AR3, Class A2,
2.85% (A), 06/25/2034	22,436	22,663
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	180,800	171,035
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
4.07% (A), 04/25/2035	593,996	79,268
Series 2005-3, Class CX,
5.50%, 05/25/2035	209,550	41,675
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
03/25/2033	5,439	4,602
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.71% (A), 03/18/2028 (B)	400,000	404,559
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	800,000	812,710
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,071,177
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
2.90% (A), 06/25/2033	104,274	104,477
Series 2003-K, Class 1A1,
2.90% (A), 11/25/2033	16,308	16,348
Series 2004-EE, Class 3A1,
3.25% (A), 12/25/2034	105,223	108,493

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2004-I, Class 1A1,
3.16% (A), 07/25/2034	$ 103,573	$ 104,892
Series 2004-P, Class 2A1,
2.99% (A), 09/25/2034	121,346	124,968
Series 2004-V, Class 1A1,
3.10% (A), 10/25/2034	32,626	32,809
Series 2005-AR16, Class 2A1,
3.18% (A), 02/25/2034	92,996	94,472
Series 2005-AR3, Class 1A1,
3.09% (A), 03/25/2035	425,390	433,839
Series 2005-AR8, Class 2A1,
3.17% (A), 06/25/2035	26,726	27,217

Total Mortgage-Backed Securities (Cost $28,251,546)		28,468,421

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (H)
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	65,000	83,021

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	225,000	234,947
5.65%, 11/01/2040	155,000	191,293

		426,240

Ohio - 0.0% (H)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	106,000	102,566
4.80%, 06/01/2111	130,000	127,625

		230,191

Total Municipal Government Obligations (Cost $709,459)		739,452

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.5%
Federal Home Loan Banks
5.50%, 07/15/2036	150,000	198,719
Federal Home Loan Mortgage Corp.
1.46% (A), 07/15/2042 - 03/15/2044	2,205,510	2,215,300
2.76% (A), 05/01/2036	39,928	42,360
2.80% (A), 02/01/2036	133,690	142,554
2.86% (A), 10/01/2036	49,219	52,292
2.94% (A), 09/01/2034 - 01/01/2035	104,123	109,915
2.97% (A), 10/01/2036	40,626	42,466
3.00%, 08/15/2042 - 01/15/2044	3,790,753	3,761,032
3.02% (A), 07/01/2036	53,016	55,201
3.07% (A), 08/01/2036	57,655	59,977
3.14% (A), 11/01/2036	45,522	48,288
3.15% (A), 06/01/2036 - 03/01/2037	219,260	232,753
3.21% (A), 12/01/2036	11,152	11,778
3.40% (A), 02/01/2037	97,417	102,678
3.50%, 01/01/2032 - 06/01/2043	3,312,213	3,401,607
4.00%, 06/01/2042 - 01/01/2046	3,149,523	3,334,584
4.50%, 05/01/2041	358,106	384,907
5.00%, 10/01/2017 - 04/01/2018	18,942	19,494
5.50%, 06/01/2020 - 08/01/2038	54,922	60,183
6.00%, 02/01/2019 - 12/01/2034	220,485	243,254
6.50%, 12/01/2017 - 11/01/2036	43,311	48,618
7.00%, 01/01/2031	101,833	116,733

The notes are an integral part of this report. Transamerica Series Trust	Page 26	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.48% (A), 09/25/2022	$ 884,847	$ 889,833
2.27%, 01/25/2023	1,500,000	1,487,219
2.36%, 08/25/2022	992,000	989,590
2.60%, 09/25/2020	142,000	144,141
2.62%, 01/25/2023	1,250,000	1,257,597
2.72%, 07/25/2026	896,000	879,264
2.74%, 09/25/2025	2,650,000	2,617,841
2.77%, 05/25/2025	750,000	743,487
2.84%, 09/25/2022	574,000	585,239
2.93%, 01/25/2023	693,000	709,019
3.08%, 01/25/2031	1,179,000	1,150,526
3.39%, 03/25/2024	857,000	903,465
3.49%, 01/25/2024	1,300,000	1,377,601
Federal Home Loan Mortgage Corp. REMIC
1.18% (A), 07/15/2037	390,822	383,874
1.26% (A), 06/15/2043	1,292,669	1,282,556
1.31% (A), 10/15/2041	466,241	465,000
1.35% (A), 02/15/2037	13,842	13,853
1.36% (A), 03/15/2039 - 08/15/2039	435,672	436,321
1.46% (A), 08/15/2037	684,542	686,809
1.59% (A), 11/15/2037	407,754	412,269
3.50%, 08/15/2039	2,267,271	2,357,736
4.00%, 12/15/2041	457,627	485,194
4.50%, 02/15/2020	12,423	12,673
5.00%, 12/15/2022 - 05/15/2041	810,980	890,836
5.50%, 12/15/2022 - 05/15/2038	686,277	756,598
5.50% (A), 05/15/2041	126,471	131,917
6.00%, 05/15/2027 - 09/15/2036	1,568,526	1,761,011
6.38%, 03/15/2032	123,490	141,914
6.40%, 11/15/2023	36,990	39,825
6.50%, 08/15/2031 - 07/15/2036	629,852	711,865
7.00%, 03/15/2024 - 05/15/2032	1,040,831	1,193,201
7.25%, 09/15/2030 - 12/15/2030	245,659	287,534
7.50%, 02/15/2023 - 08/15/2030	119,530	135,563
8.00%, 01/15/2030	209,076	249,556
8.50%, 09/15/2020	896	925
8.98% (A), 07/15/2032	65,016	77,729
11.46% (A), 07/15/2033	39,058	47,089
13.09% (A), 09/15/2033	10,582	13,537
14.46% (A), 02/15/2040	100,000	132,712
21.15% (A), 06/15/2034	60,590	78,793
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.90% (A), 01/15/2040	246,613	14,444
4.50%, 07/15/2037	56,809	1,768
5.09% (A), 11/15/2037 - 02/15/2039	163,838	22,490
5.29% (A), 06/15/2038	333,431	42,674
5.46% (A), 10/15/2037	614,294	108,697
5.51% (A), 11/15/2037	73,442	10,256
5.89% (A), 04/15/2038	55,793	7,033
6.19% (A), 07/15/2036	26,600	3,316
7.09% (A), 03/15/2032	38,925	8,499
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
03/15/2019 - 01/15/2040	395,945	360,869
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1.81% (A), 10/25/2044	254,086	256,608
5.69% (A), 07/25/2032	176,645	193,079
6.50%, 02/25/2043	163,747	192,354
7.00%, 02/25/2043	50,689	60,895
7.50% (A), 08/25/2042	72,803	87,795

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	$ 63,053	$ 11,943
Federal National Mortgage Association
Zero Coupon, 06/01/2017	300,000	299,576
1.13% (A), 01/01/2023	913,564	910,556
1.18% (A), 08/25/2019	85,463	85,194
1.21% (A), 07/01/2024	1,250,000	1,246,742
1.22% (A), 09/01/2024	1,000,000	996,985
1.24% (A), 11/25/2046	207,683	208,017
1.25% (A), 11/01/2020	995,000	995,278
1.26% (A), 09/01/2024	950,729	952,106
1.33% (A), 09/25/2042	612,470	608,809
1.40%, 07/01/2017	1,000,000	999,231
1.53% (A), 08/25/2042	609,867	612,455
1.91% (A), 11/25/2022	807,409	810,832
1.94%, 07/01/2019	951,251	953,814
2.01%, 07/01/2019 - 06/01/2020	2,947,069	2,945,382
2.03%, 03/25/2019 - 08/01/2019	1,324,568	1,327,692
2.34%, 01/01/2023	941,855	936,061
2.38%, 12/01/2022 - 10/01/2026	1,958,075	1,911,918
2.39% (A), 01/25/2023	1,000,000	998,470
2.40%, 02/01/2023	1,000,000	1,001,537
2.46%, 02/01/2023	908,855	914,348
2.49%, 05/25/2026	1,000,000	962,246
2.51%, 06/01/2023	928,926	932,892
2.52%, 05/01/2023	1,000,000	1,003,366
2.57% (A), 12/25/2026	1,600,000	1,534,876
2.57%, 08/01/2028	2,850,000	2,714,259
2.58%, 09/01/2028	2,500,000	2,375,660
2.59%, 09/01/2028 - 10/01/2028	5,515,795	5,271,179
2.61% (A), 10/25/2021	1,000,000	1,016,697
2.65%, 08/01/2022	500,000	507,598
2.66%, 12/01/2022	1,000,000	1,017,242
2.67%, 07/01/2022	1,500,000	1,524,422
2.70%, 07/01/2026	1,500,000	1,472,833
2.71%, 04/01/2023	1,347,396	1,360,914
2.77%, 06/01/2023	880,689	897,611
2.86%, 06/01/2028	650,000	641,844
2.86% (A), 01/01/2036	50,214	53,032
2.92%, 12/01/2024	1,000,000	1,011,119
2.93%, 06/01/2030	3,200,000	3,106,964
2.97%, 06/01/2030	1,321,000	1,283,075
3.00%, 01/01/2043	787,193	782,558
3.02%, 07/01/2023	2,750,000	2,818,818
3.02% (A), 08/25/2024	636,000	638,604
3.03%, 12/01/2021	452,191	466,479
3.09% (A), 04/25/2027	1,167,000	1,171,587
3.10%, 09/01/2025	1,000,000	1,012,242
3.12%, 01/01/2022 - 11/01/2026	1,498,518	1,513,640
3.23%, 08/01/2027	1,953,003	1,976,780
3.24%, 10/01/2026 - 12/01/2026	1,959,655	1,998,132
3.29%, 08/01/2026	2,500,000	2,560,372
3.30%, 12/01/2026	1,000,000	1,024,852
3.34%, 02/01/2027 - 07/01/2030	2,000,000	2,052,037
3.35% (A), 03/25/2024	1,750,000	1,814,648
3.36%, 12/01/2027	1,079,712	1,109,905
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,070,602
3.41% (A), 01/01/2038	12,140	12,645
3.42%, 05/01/2024	600,000	624,348
3.45%, 01/01/2024	997,348	1,045,824
3.47% (A), 01/25/2024	3,000,000	3,152,666
3.50%, 08/01/2032 - 01/01/2044	8,592,376	8,837,883
3.51% (A), 12/25/2023	1,776,000	1,873,581
3.59%, 10/01/2020	94,480	99,015
3.64%, 10/01/2020	1,301,768	1,363,957
3.65%, 04/25/2021	293,556	300,100

The notes are an integral part of this report. Transamerica Series Trust	Page 27	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.67%, 07/01/2023	$ 2,000,000	$ 2,129,517
3.73%, 06/25/2021	500,000	527,817
3.74%, 06/01/2018 - 07/01/2023	1,723,710	1,768,754
3.76%, 04/25/2021 - 12/01/2035	3,467,267	3,604,365
3.77%, 08/01/2021	662,984	700,430
3.86%, 07/01/2021	910,124	963,797
3.87%, 08/01/2021	918,679	974,054
3.92%, 08/01/2021	1,422,892	1,511,264
3.94%, 07/01/2021	500,000	531,968
3.97%, 06/01/2021 - 07/01/2021	923,870	981,820
3.98%, 08/01/2021	960,212	1,020,697
3.99%, 07/01/2021	451,914	480,618
4.00%, 07/01/2042 - 08/01/2044	2,996,289	3,159,451
4.02%, 08/01/2021 - 11/01/2028	1,577,558	1,684,256
4.05%, 08/01/2021	780,263	832,558
4.06%, 07/01/2021 - 09/01/2021	1,444,555	1,541,869
4.16%, 03/01/2021	452,685	482,475
4.23%, 03/01/2020	849,728	893,167
4.24%, 06/01/2021	948,200	1,016,605
4.25%, 04/01/2021	500,000	536,285
4.26%, 06/01/2021	344,207	365,594
4.32%, 06/01/2021	738,531	793,943
4.38%, 04/01/2020	165,380	174,806
4.39%, 05/01/2021	238,563	256,704
4.45%, 07/01/2026	461,181	500,198
4.50%, 08/01/2018 - 03/01/2019	156,703	160,712
4.65%, 06/01/2021	922,146	1,001,176
5.00%, 05/11/2017 - 08/01/2040	776,146	809,518
5.50%, 09/01/2017 - 05/01/2036	361,085	391,379
5.86%, 10/01/2017	219,421	223,011
6.00%, 12/01/2032 - 11/01/2037	488,580	550,104
6.50%, 08/01/2020 - 10/01/2036	85,405	93,742
7.00%, 09/01/2017	92	92
8.00%, 11/01/2037	6,488	7,211
Federal National Mortgage Association REMIC
0.96% (A), 06/27/2036	62,587	60,949
1.28% (A), 08/25/2041	286,640	285,624
1.33% (A), 04/25/2035 - 08/25/2036	109,327	109,250
1.38% (A), 10/25/2042	610,122	607,643
1.48% (A), 05/25/2035 - 10/25/2042	1,422,002	1,410,309
3.00%, 01/25/2046	652,998	663,824
4.00%, 10/25/2025 - 04/25/2033	1,005,149	1,060,656
4.50%, 07/25/2029	1,000,000	1,091,453
5.00%, 09/25/2023 - 08/25/2040	1,490,075	1,665,684
5.50%, 04/25/2023 - 07/25/2038	2,086,647	2,265,702
5.56% (A), 12/25/2042	137,669	150,048
5.75%, 06/25/2033	245,617	275,764
6.00%, 11/25/2032 - 11/25/2039	595,285	666,092
6.18% (A), 10/25/2042 - 12/25/2042	100,869	114,466
6.42% (A), 08/25/2033	55,329	57,699
6.50%, 02/25/2022 - 05/25/2044	606,122	691,093
6.79% (A), 07/25/2023	133,654	146,593
7.00%, 03/25/2031 - 11/25/2041	1,214,886	1,424,257
8.00%, 05/25/2022	18,864	20,730
9.43% (A), 07/25/2035	112,681	130,450
9.50%, 06/25/2018	1,757	1,787
10.00% (A), 03/25/2032	6,293	7,949
10.86% (A), 09/25/2033	13,966	16,425
11.79% (A), 07/25/2033	28,397	34,625
12.04% (A), 03/25/2038	9,703	11,487
12.68% (A), 12/25/2032	8,500	10,146
13.54% (A), 11/25/2031	28,607	39,064
13.80% (A), 05/25/2034	34,477	41,720
14.92% (A), 07/25/2035	87,959	117,110
16.83% (A), 04/25/2034 - 05/25/2034	178,071	252,894
17.10% (A), 08/25/2032	21,386	23,633

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
19.66% (A), 06/25/2035	$ 85,228	$ 107,069
20.07% (A), 05/25/2034	15,148	22,487
20.97% (A), 03/25/2036	24,982	36,324
22.00% (A), 02/25/2032	7,343	11,834
22.27% (A), 10/25/2036	11,037	15,843
22.63% (A), 12/25/2036	16,287	24,206
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.93% (A), 08/25/2042	360,262	8,929
1.78% (A), 01/25/2038	74,103	3,654
1.91% (A), 04/25/2041	177,694	10,656
4.87% (A), 09/25/2038	187,697	24,707
4.93% (A), 02/25/2038	137,476	21,236
5.00%, 03/25/2023	18,353	436
5.12% (A), 06/25/2037	74,013	11,436
5.20% (A), 12/25/2039	25,050	3,229
5.22% (A), 03/25/2038	22,514	3,022
5.44% (A), 04/25/2040	43,339	5,190
5.52% (A), 06/25/2023	24,037	1,725
5.55% (A), 01/25/2041	409,263	85,354
5.56% (A), 09/25/2037	68,987	12,703
5.57% (A), 02/25/2039	50,719	9,834
5.60% (A), 06/25/2036	46,217	7,168
5.72% (A), 03/25/2036	792,656	157,643
6.17% (A), 07/25/2037	130,271	27,635
6.50%, 05/25/2033	36,258	9,194
7.00%, 06/25/2033	45,172	10,556
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2032 - 12/25/2043	2,525,899	2,033,183
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	80,679	69,950
05/15/2030, MTN	400,000	259,203
Financing Corp., Principal Only STRIPS
11/30/2017 - 05/11/2018	2,700,000	2,669,292
FREMF Mortgage Trust
3.58% (A), 11/25/2049 (B)	529,000	491,018
3.68% (A), 01/25/2048 (B)	760,000	749,903
3.84% (A), 07/25/2049 (B)	420,000	424,144
4.07% (A), 11/25/2047 (B)	640,000	608,675
Government National Mortgage Association
1.08% (A), 08/20/2060	121,371	121,317
1.12% (A), 12/20/2062	330,286	327,269
1.18% (A), 12/20/2060	863,010	857,215
1.19% (A), 03/20/2063	759,149	753,650
1.21% (A), 04/20/2060	291,859	292,054
1.23% (A), 11/20/2059 - 06/20/2065	782,193	778,098
1.25% (A), 01/20/2061 - 08/20/2065	3,931,855	3,912,840
1.26% (A), 02/20/2065	1,298,207	1,290,304
1.28% (A), 06/20/2064 - 12/20/2064	5,317,136	5,291,794
1.30% (A), 10/20/2062 - 09/20/2065	1,043,841	1,038,845
1.33% (A), 07/20/2062	180,190	180,459
1.36% (A), 09/20/2062 - 05/20/2066	1,552,140	1,552,769
1.38% (A), 11/20/2065	12,371,612	12,367,275
1.43% (A), 01/20/2064 - 03/20/2064	2,735,076	2,738,476
1.44% (A), 12/20/2065	508,971	510,342
1.48% (A), 05/20/2061	258,267	258,976
1.65%, 01/20/2063 - 02/20/2063	3,112,255	3,084,925
1.78% (A), 12/20/2066	519,687	526,326
2.00%, 05/16/2049	132,205	129,457
2.07% (A), 07/16/2048	58,545	57,653
2.50%, 09/16/2056	54,596	54,339
3.50%, 11/20/2039 - 06/20/2046	1,957,767	2,025,754
4.78% (A), 10/20/2043	1,052,338	1,151,316
5.00%, 04/16/2023	783,732	803,813

The notes are an integral part of this report. Transamerica Series Trust	Page 28	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.48% (A), 01/20/2038	$ 515,654	$ 576,842
5.50%, 11/20/2020 - 09/20/2039	2,300,062	2,543,014
5.55% (A), 07/20/2040	353,902	395,291
5.86% (A), 12/20/2038	146,230	165,503
6.00%, 09/20/2038 - 08/20/2039	288,971	331,149
6.50%, 10/16/2024 - 06/20/2033	1,606,221	1,834,643
7.33%, 11/20/2030	18,505	21,446
8.00%, 06/20/2030	19,556	22,991
8.50%, 02/16/2030	171,527	200,134
9.00%, 05/16/2027	11,909	14,125
11.44% (A), 10/20/2037	34,301	42,873
14.20% (A), 06/17/2035	27,093	33,322
14.68% (A), 05/18/2034	2,391	2,866
17.11% (A), 04/16/2034	50,207	71,091
17.27% (A), 09/20/2037	15,316	20,438
19.85% (A), 04/20/2037	51,111	69,237
24.66% (A), 09/20/2034	27,788	43,767
Government National Mortgage Association, Interest Only STRIPS
4.72% (A), 12/20/2038	60,815	7,913
4.85% (A), 02/20/2038	96,928	14,755
5.02% (A), 11/20/2037	89,397	14,558
5.10% (A), 06/20/2039	65,916	9,311
5.12% (A), 10/20/2034	116,466	16,524
5.17% (A), 02/16/2039	34,603	4,573
5.22% (A), 03/20/2037 - 06/20/2038	193,455	28,614
5.29% (A), 04/20/2039	85,179	10,872
5.32% (A), 09/20/2035 - 03/20/2039	255,842	37,298
5.47% (A), 05/16/2038 - 06/16/2039	300,443	39,312
5.50%, 10/16/2037	157,526	20,176
5.54% (A), 06/16/2037	94,517	16,063
5.57% (A), 03/16/2034 - 12/20/2037	175,714	16,434
5.72% (A), 07/20/2036	18,000	696
5.77% (A), 07/20/2037	163,737	25,735
5.80% (A), 08/20/2037	114,598	20,337
5.88% (A), 04/16/2037	54,199	9,667
6.50%, 03/20/2039	44,625	11,543
7.02% (A), 04/16/2032	90,618	16,790
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	255,153	227,619
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 01/15/2021	8,940,000	8,444,355
Resolution Funding Corp.
Zero Coupon, 10/15/2025 - 01/15/2026	335,000	263,992
Tennessee Valley Authority
4.25%, 09/15/2065	632,000	663,165
4.63%, 09/15/2060	22,000	25,107
5.25%, 09/15/2039	400,000	504,747
5.88%, 04/01/2036	150,000	200,029
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 01/15/2038	1,400,000	1,012,994
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	377,793	432,103

Total U.S. Government Agency Obligations (Cost $241,965,606)		242,365,033

U.S. GOVERNMENT OBLIGATIONS - 26.5%
U.S. Treasury - 26.3%
U.S. Treasury Bond
3.50%, 02/15/2039	4,220,000	4,644,473
3.88%, 08/15/2040	1,020,000	1,179,216

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
4.25%, 05/15/2039 - 11/15/2040	$ 1,400,000	$ 1,708,799
4.38%, 02/15/2038 - 05/15/2041	10,075,000	12,539,261
4.50%, 05/15/2038 - 08/15/2039	4,000,000	5,053,102
5.25%, 02/15/2029	130,000	166,669
5.50%, 08/15/2028	150,000	194,766
6.00%, 02/15/2026	1,754,000	2,267,250
8.00%, 11/15/2021	1,000,000	1,269,414
8.50%, 02/15/2020	815,000	976,281
8.75%, 08/15/2020	2,100,000	2,589,153
U.S. Treasury Bond, Principal Only STRIPS
11/15/2017 - 11/15/2027 (I)	16,864,260	13,002,211
02/15/2018 - 08/15/2041	138,054,000	112,748,953
U.S. Treasury Note
0.75%, 01/31/2018 - 02/15/2019	1,965,700	1,948,490
0.88%, 07/31/2019	70,000	69,259
1.00%, 06/30/2019 - 11/30/2019	1,646,000	1,629,542
1.25%, 11/30/2018 - 12/31/2018	1,765,000	1,766,012
1.38%, 04/30/2020	4,000,000	3,978,908
1.50%, 08/31/2018 - 01/31/2022	5,500,000	5,516,672
1.63%, 07/31/2020 - 08/15/2022	4,996,000	4,986,330
1.75%, 10/31/2020 - 05/15/2023	8,995,000	8,952,620
2.00%, 11/30/2020 - 08/15/2025	16,350,000	16,475,177
2.13%, 08/31/2020 - 05/15/2025	8,952,000	8,964,577
2.25%, 04/30/2021	335,000	340,889
2.63%, 08/15/2020 - 11/15/2020	1,200,000	1,238,882
2.75%, 12/31/2017	50,000	50,633
3.13%, 05/15/2019	1,000,000	1,038,047
3.63%, 02/15/2020	700,000	742,328

		216,037,914

U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond
2.13%, 02/15/2040	224,664	283,368
2.50%, 01/15/2029	113,085	138,254
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	450,739	455,609
1.38%, 01/15/2020	340,199	358,376

		1,235,607

Total U.S. Government Obligations (Cost $213,749,767)		217,273,521

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (K)	8,772,097	8,772,097

Total Securities Lending Collateral (Cost $8,772,097)		8,772,097

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.09% (K), dated 03/31/2017, to be repurchased at $2,331,295 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.75%, due 07/31/2018, and with a value of $2,379,890.	$ 2,331,278	2,331,278

Total Repurchase Agreement (Cost $2,331,278)		2,331,278

The notes are an integral part of this report. Transamerica Series Trust	Page 29	March 31, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

Value
Total Investments (Cost $822,390,874) (L)	$ 827,960,805
Net Other Assets (Liabilities) - (0.9)%	(7,188,542)

Net Assets - 100.0%	$ 820,772,263

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$94,988,644	$83,803	$95,072,447
Corporate Debt Securities	—	224,616,309	—	224,616,309
Foreign Government Obligations	—	8,322,247	—	8,322,247
Mortgage-Backed Securities	—	28,468,421	—	28,468,421
Municipal Government Obligations	—	739,452	—	739,452
U.S. Government Agency Obligations	—	242,365,033	—	242,365,033
U.S. Government Obligations	—	217,273,521	—	217,273,521
Securities Lending Collateral	8,772,097	—	—	8,772,097
Repurchase Agreement	—	2,331,278	—	2,331,278

Total Investments	$8,772,097	$819,104,905	$83,803	$827,960,805

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $130,046,469, representing 15.8% of the Portfolio’s net assets.

(C)	Illiquid securities. At March 31, 2017, total value of illiquid securities is $9,567,907, representing 1.2% of the Portfolio’s net assets.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, value of the security is $83,803, representing less than 0.1% of the Portfolio’s net assets.

(E)	Security is Level 3 of the fair value hierarchy.
(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after March 31, 2017.
(G)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of March 31, 2017; the maturity dates disclosed are the ultimate maturity dates.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)

All or a portion of the securities are on loan. The total value of all securities on loan is $8,592,362. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(J)	Perpetual maturity. The date displayed is the next call date.
(K)	Rates disclosed reflect the yields at March 31, 2017.
(L)

Aggregate cost for federal income tax purposes is $822,390,874. Aggregate gross unrealized appreciation and depreciation for all securities is $12,883,852 and $7,313,921, respectively. Net unrealized appreciation for tax purposes is $5,569,931.

(M)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(N)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 30	March 31, 2017 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 1.5%
General Dynamics Corp.	63,567	$ 11,899,743
L3 Technologies, Inc.	24,068	3,978,200
Northrop Grumman Corp.	26,554	6,315,603
Textron, Inc.	25,141	1,196,460
United Technologies Corp.	79,635	8,935,843

		32,325,849

Air Freight & Logistics - 0.2%
FedEx Corp.	10,700	2,088,105
United Parcel Service, Inc., Class B	17,500	1,877,750

		3,965,855

Airlines - 0.8%
Delta Air Lines, Inc.	150,851	6,933,112
United Continental Holdings, Inc. (A)	135,373	9,562,749

		16,495,861

Auto Components - 0.4%
Delphi Automotive PLC, Class A	82,643	6,651,935
Lear Corp.	15,296	2,165,608

		8,817,543

Automobiles - 0.5%
Ford Motor Co.	92,490	1,076,584
General Motors Co.	256,351	9,064,571

		10,141,155

Banks - 6.0%
Bank of America Corp.	1,539,558	36,318,173
BB&T Corp.	91,912	4,108,467
Citigroup, Inc.	565,898	33,852,019
KeyCorp	445,463	7,920,332
PNC Financial Services Group, Inc.	21,400	2,573,136
Regions Financial Corp.	188,423	2,737,786
SVB Financial Group (A)	10,704	1,991,907
Wells Fargo & Co.	647,861	36,059,943
Zions Bancorporation	37,590	1,578,780

		127,140,543

Beverages - 3.2%
Coca-Cola Co.	262,972	11,160,532
Constellation Brands, Inc., Class A	72,000	11,669,040
Dr Pepper Snapple Group, Inc.	18,715	1,832,573
Molson Coors Brewing Co., Class B	126,509	12,108,176
PepsiCo, Inc.	279,257	31,237,688

		68,008,009

Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (A)	46,323	5,616,201
Biogen, Inc. (A)	54,932	15,019,507
BioMarin Pharmaceutical, Inc. (A)	10,122	888,509
Celgene Corp. (A)	136,347	16,965,657
Gilead Sciences, Inc.	194,243	13,192,985
Vertex Pharmaceuticals, Inc. (A)	55,139	6,029,450

		57,712,309

Building Products - 0.7%
Allegion PLC	69,769	5,281,513
Johnson Controls International PLC	44,721	1,883,648

	Shares	Value
COMMON STOCKS (continued)
Building Products (continued)
Lennox International, Inc.	6,600	$ 1,104,180
Masco Corp.	167,046	5,677,894

		13,947,235

Capital Markets - 3.2%
Ameriprise Financial, Inc.	16,100	2,087,848
Bank of New York Mellon Corp.	265,079	12,519,681
BlackRock, Inc., Class A	7,304	2,801,157
Charles Schwab Corp.	338,157	13,800,187
Goldman Sachs Group, Inc.	9,312	2,139,152
Intercontinental Exchange, Inc.	144,301	8,639,301
Morgan Stanley	421,358	18,050,977
State Street Corp.	73,021	5,813,202
TD Ameritrade Holding Corp.	72,300	2,809,578

		68,661,083

Chemicals - 2.0%
Dow Chemical Co.	115,934	7,366,446
E.I. du Pont de Nemours & Co.	221,607	17,801,690
Eastman Chemical Co.	142,370	11,503,496
Mosaic Co.	213,832	6,239,618

		42,911,250

Communications Equipment - 0.4%
Cisco Systems, Inc.	242,304	8,189,875

Construction & Engineering - 0.1%
Fluor Corp.	42,024	2,211,303

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	6,460	1,409,895

Consumer Finance - 1.0%
American Express Co.	60,800	4,809,888
Capital One Financial Corp.	103,123	8,936,639
Discover Financial Services	113,186	7,740,791

		21,487,318

Containers & Packaging - 0.5%
Crown Holdings, Inc. (A)	75,155	3,979,457
Sealed Air Corp., Class A	39,477	1,720,408
WestRock Co.	97,726	5,084,684

		10,784,549

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B (A)	179,418	29,905,392

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	525,800	21,846,990
CenturyLink, Inc.	53,504	1,261,090
Verizon Communications, Inc.	198,123	9,658,496

		32,766,576

Electric Utilities - 2.4%
Edison International	140,254	11,165,621
NextEra Energy, Inc.	126,989	16,301,578
PG&E Corp.	155,570	10,323,625
Pinnacle West Capital Corp.	50,600	4,219,028
Xcel Energy, Inc.	192,814	8,570,582

		50,580,434

Electrical Equipment - 0.5%
Eaton Corp. PLC	136,754	10,140,309

Electronic Equipment, Instruments & Components - 0.6%
TE Connectivity, Ltd.	176,878	13,186,255

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.6%
Halliburton Co.	91,645	$ 4,509,851
Schlumberger, Ltd.	116,123	9,069,206

		13,579,057

Equity Real Estate Investment Trusts - 2.3%
AvalonBay Communities, Inc.	46,747	8,582,749
Brixmor Property Group, Inc.	45,898	984,971
Camden Property Trust	7,300	587,358
Equinix, Inc.	13,500	5,404,995
Essex Property Trust, Inc.	8,200	1,898,546
HCP, Inc.	102,480	3,205,574
Kimco Realty Corp.	155,430	3,433,449
Liberty Property Trust, Series C	41,171	1,587,142
Macerich Co., Class A	5,724	368,626
Prologis, Inc., Class A	101,613	5,271,682
Public Storage	16,403	3,590,781
Regency Centers Corp.	22,201	1,473,924
Simon Property Group, Inc.	35,716	6,144,224
SL Green Realty Corp.	26,445	2,819,566
Spirit Realty Capital, Inc.	81,379	824,369
STORE Capital Corp.	84,420	2,015,950

		48,193,906

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	75,105	12,594,357
CVS Health Corp.	28,500	2,237,250
Kroger Co.	95,048	2,802,966
Wal-Mart Stores, Inc.	25,605	1,845,608
Walgreens Boots Alliance, Inc.	197,540	16,405,697

		35,885,878

Food Products - 1.3%
Archer-Daniels-Midland Co.	77,414	3,564,140
J.M. Smucker, Co.	6,048	792,772
Kraft Heinz Co.	83,531	7,585,450
Mondelez International, Inc., Class A	362,308	15,608,229

		27,550,591

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	260,410	11,564,808
Becton Dickinson and Co.	22,982	4,215,818
Boston Scientific Corp. (A)	551,355	13,712,199
Cooper Cos., Inc.	5,223	1,044,025
Danaher Corp.	62,117	5,312,867
Zimmer Biomet Holdings, Inc., Class A	25,652	3,132,366

		38,982,083

Health Care Providers & Services - 2.5%
Aetna, Inc.	91,525	11,674,014
Cigna Corp.	26,128	3,827,491
HCA Holdings, Inc. (A)	13,209	1,175,469
Humana, Inc., Class A	38,881	8,014,929
UnitedHealth Group, Inc.	175,162	28,728,319

		53,420,222

Hotels, Restaurants & Leisure - 0.9%
Royal Caribbean Cruises, Ltd., Class A	60,682	5,953,511
Starbucks Corp.	236,631	13,816,884
Yum! Brands, Inc.	3,393	216,813

		19,987,208

Household Durables - 0.4%
D.R. Horton, Inc.	102,783	3,423,702
Newell Brands, Inc.	22,843	1,077,504

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
PulteGroup, Inc.	153,483	$ 3,614,525
Toll Brothers, Inc. (A)	33,796	1,220,373

		9,336,104

Household Products - 1.6%
Kimberly-Clark Corp.	103,608	13,637,921
Procter & Gamble Co.	233,620	20,990,757

		34,628,678

Industrial Conglomerates - 2.7%
General Electric Co.	1,066,073	31,768,976
Honeywell International, Inc.	205,844	25,703,740

		57,472,716

Insurance - 2.6%
American International Group, Inc.	148,211	9,252,813
Arthur J. Gallagher & Co.	122,289	6,914,220
Chubb, Ltd.	94,190	12,833,387
Everest Re Group, Ltd.	8,419	1,968,446
Hartford Financial Services Group, Inc.	40,667	1,954,863
MetLife, Inc.	361,152	19,076,049
XL Group, Ltd.	79,442	3,166,558

		55,166,336

Internet & Catalog Retail - 0.0% (B)
TripAdvisor, Inc. (A)	23,800	1,027,208

Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (A)	44,316	39,287,907

Internet Software & Services - 5.1%
Alphabet, Inc., Class A (A)	38,279	32,452,936
Alphabet, Inc., Class C (A)	40,210	33,356,608
Facebook, Inc., Class A (A)	302,268	42,937,169

		108,746,713

IT Services - 3.7%
Accenture PLC, Class A	226,206	27,117,575
Automatic Data Processing, Inc.	20,300	2,078,517
Cognizant Technology Solutions Corp., Class A (A)	48,938	2,912,790
Fidelity National Information Services, Inc.	125,881	10,022,645
International Business Machines Corp.	19,123	3,330,079
Mastercard, Inc., Class A	13,189	1,483,367
Vantiv, Inc., Class A (A)	32,980	2,114,678
Visa, Inc., Class A	304,722	27,080,644
WEX, Inc. (A)	36,210	3,747,735

		79,888,030

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	75,253	3,978,626
Illumina, Inc. (A)	31,382	5,355,025
Thermo Fisher Scientific, Inc.	39,034	5,995,622

		15,329,273

Machinery - 1.9%
Cummins, Inc.	32,320	4,886,784
Deere & Co.	17,785	1,936,075
Fortive Corp.	15,408	927,870
Ingersoll-Rand PLC	68,650	5,582,618
PACCAR, Inc.	67,815	4,557,168
Parker-Hannifin Corp.	14,170	2,271,735
Pentair PLC	14,558	913,951

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Snap-on, Inc.	36,902	$ 6,224,260
Stanley Black & Decker, Inc.	96,452	12,815,577

		40,116,038

Media - 4.6%
Charter Communications, Inc., Class A (A)	57,248	18,738,415
Comcast Corp., Class A	663,016	24,922,771
DISH Network Corp., Class A (A)	111,381	7,071,580
Sirius XM Holdings, Inc. (C)	470,845	2,424,852
Time Warner, Inc.	78,441	7,664,470
Twenty-First Century Fox, Inc., Class A	728,140	23,584,455
Walt Disney Co.	127,519	14,459,379

		98,865,922

Metals & Mining - 0.1%
Alcoa Corp.	44,300	1,523,920
Newmont Mining Corp.	50,253	1,656,339

		3,180,259

Multi-Utilities - 0.8%
Ameren Corp.	151,900	8,292,221
CMS Energy Corp.	128,059	5,729,360
NiSource, Inc., Class B	92,600	2,202,954

		16,224,535

Multiline Retail - 0.3%
Dollar General Corp.	82,612	5,760,535
Macy’s, Inc.	33,600	995,904

		6,756,439

Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp., Class A	128,600	7,973,200
Apache Corp.	40,525	2,082,580
Cabot Oil & Gas Corp.	189,130	4,522,098
Chevron Corp.	152,534	16,377,576
Concho Resources, Inc. (A)	29,871	3,833,644
Diamondback Energy, Inc. (A)	82,654	8,572,460
EOG Resources, Inc.	134,984	13,167,689
EQT Corp.	98,835	6,038,818
Exxon Mobil Corp.	375,716	30,812,469
Kinder Morgan, Inc.	155,855	3,388,288
Marathon Petroleum Corp.	34,855	1,761,572
Occidental Petroleum Corp.	145,107	9,193,979
Pioneer Natural Resources Co.	77,568	14,445,489
Valero Energy Corp.	46,701	3,095,809

		125,265,671

Pharmaceuticals - 5.8%
Allergan PLC	79,381	18,965,708
Bristol-Myers Squibb Co.	362,726	19,725,040
Eli Lilly & Co.	207,397	17,444,162
Johnson & Johnson	169,143	21,066,761
Merck & Co., Inc.	195,097	12,396,463
Pfizer, Inc.	1,007,072	34,451,933

		124,050,067

Road & Rail - 1.5%
Canadian Pacific Railway, Ltd. (C)	38,647	5,678,017
Norfolk Southern Corp.	32,900	3,683,813
Union Pacific Corp.	216,255	22,905,730

		32,267,560

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc., Class A	206,944	$ 16,959,061
Broadcom, Ltd.	117,464	25,719,917
Lam Research Corp.	19,291	2,476,193
Microchip Technology, Inc.	48,700	3,593,086
NVIDIA Corp.	29,300	3,191,649
QUALCOMM, Inc.	18,800	1,077,992
Texas Instruments, Inc.	283,665	22,852,052

		75,869,950

Software - 4.7%
Adobe Systems, Inc. (A)	188,833	24,572,839
Microsoft Corp.	1,050,849	69,208,915
Oracle Corp.	55,143	2,459,929
Snap, Inc., Class A (A) (C)	53,700	1,209,861
Workday, Inc., Class A (A)	25,175	2,096,574

		99,548,118

Specialty Retail - 3.9%
AutoZone, Inc. (A)	800	578,440
Best Buy Co., Inc.	80,338	3,948,613
Home Depot, Inc.	181,090	26,589,445
Lowe’s Cos., Inc.	231,723	19,049,948
O’Reilly Automotive, Inc. (A)	32,267	8,706,927
Ross Stores, Inc.	75,051	4,943,609
TJX Cos., Inc.	240,975	19,056,303

		82,873,285

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	582,786	83,723,037
Hewlett Packard Enterprise Co.	92,659	2,196,018
HP, Inc.	530,154	9,479,154

		95,398,209

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	88,818	4,949,827
PVH Corp.	7,976	825,277

		5,775,104

Tobacco - 1.4%
Altria Group, Inc.	89,518	6,393,376
Philip Morris International, Inc.	156,161	17,630,577
Reynolds American, Inc., Class A	83,775	5,279,500

		29,303,453

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	20,589	1,329,843

Total Common Stocks (Cost $1,899,608,214)		2,106,094,961

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (B)
U.S. Treasury Bill
0.98% (D), 03/01/2018 (E)	$ 485,000	480,568

Total Short-Term U.S. Government Obligation (Cost $480,674)		480,568

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (D)	9,525,497	$ 9,525,497

Total Securities Lending Collateral (Cost $9,525,497)		9,525,497

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.09% (D), dated 03/31/2017, to be repurchased at $24,464,748 on 04/03/2017. Collateralized by a U.S. Government Agency Obligation, 1.88%, due 09/18/2018, and with a value of $24,955,123.	$ 24,464,564	24,464,564

Total Repurchase Agreement (Cost $24,464,564)		24,464,564

Total Investments (Cost $1,934,078,949) (F)		2,140,565,590
Net Other Assets (Liabilities) - (0.4)%		(8,460,193)

Net Assets - 100.0%		$ 2,132,105,397

FUTURES CONTRACTS: (G)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	216	06/16/2017	$ —	$ (30,081)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,106,094,961	$—	$—	$2,106,094,961
Short-Term U.S. Government Obligation	—	480,568	—	480,568
Securities Lending Collateral	9,525,497	—	—	9,525,497
Repurchase Agreement	—	24,464,564	—	24,464,564

Total Investments	$2,115,620,458	$24,945,132	$—	$2,140,565,590

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(30,081)	$—	$—	$(30,081)

Total Other Financial Instruments	$(30,081)	$—	$—	$(30,081)

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $9,219,522. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Rates disclosed reflect the yields at March 31, 2017.
(E)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $480,568.

(F)

Aggregate cost for federal income tax purposes is $1,934,078,949. Aggregate gross unrealized appreciation and depreciation for all securities is $229,590,840 and $23,104,199, respectively. Net unrealized appreciation for tax purposes is $206,486,641.

(G)	Cash in the amount of $676,081 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(H)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Auto Components - 0.9%
BorgWarner, Inc.	110,073	$ 4,599,951

Banks - 7.4%
Citizens Financial Group, Inc.	148,161	5,118,963
Fifth Third Bancorp	255,625	6,492,875
First Republic Bank, Class A	52,200	4,896,882
Huntington Bancshares, Inc., Class A	284,873	3,814,449
M&T Bank Corp.	53,085	8,213,842
SunTrust Banks, Inc.	121,498	6,718,839
Zions Bancorporation	46,915	1,970,430

		37,226,280

Beverages - 2.2%
Constellation Brands, Inc., Class A	28,256	4,579,450
Dr. Pepper Snapple Group, Inc.	65,481	6,411,899

		10,991,349

Building Products - 1.0%
Fortune Brands Home & Security, Inc.	78,730	4,790,720

Capital Markets - 4.6%
Ameriprise Financial, Inc.	28,335	3,674,483
Invesco, Ltd.	158,093	4,842,389
Northern Trust Corp.	57,621	4,988,826
Raymond James Financial, Inc.	61,735	4,707,911
T. Rowe Price Group, Inc.	74,814	5,098,574

		23,312,183

Chemicals - 0.7%
Sherwin-Williams Co.	11,351	3,520,967

Communications Equipment - 1.0%
CommScope Holding Co., Inc. (A)	116,825	4,872,771

Consumer Finance - 0.7%
Ally Financial, Inc.	181,207	3,683,938

Containers & Packaging - 3.7%
Ball Corp.	88,746	6,590,278
Silgan Holdings, Inc.	79,037	4,691,636
WestRock Co.	136,025	7,077,381

		18,359,295

Distributors - 0.7%
Genuine Parts Co.	40,287	3,722,922

Electric Utilities - 3.2%
Edison International	89,844	7,152,481
Westar Energy, Inc., Class A	22,729	1,233,503
Xcel Energy, Inc.	170,200	7,565,390

		15,951,374

Electrical Equipment - 2.4%
AMETEK, Inc., Class A	97,062	5,249,113
Hubbell, Inc., Class B	40,026	4,805,121
Regal Beloit Corp.	28,989	2,193,018

		12,247,252

Electronic Equipment, Instruments & Components - 4.6%
Amphenol Corp., Class A	81,109	5,772,528
Arrow Electronics, Inc. (A)	85,406	6,269,654

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
CDW Corp.	97,988	$ 5,654,887
Keysight Technologies, Inc. (A)	148,840	5,379,078

		23,076,147

Equity Real Estate Investment Trusts - 9.6%
American Campus Communities, Inc.	49,450	2,353,325
American Homes 4 Rent, Class A	95,107	2,183,657
AvalonBay Communities, Inc.	23,950	4,397,220
Boston Properties, Inc.	33,807	4,476,385
Brixmor Property Group, Inc.	163,974	3,518,882
Essex Property Trust, Inc.	9,862	2,283,349
Federal Realty Investment Trust	9,900	1,321,650
GGP, Inc.	86,876	2,013,786
HCP, Inc.	29,457	921,415
Kimco Realty Corp.	186,529	4,120,426
Outfront Media, Inc.	128,217	3,404,161
Park Hotels & Resorts, Inc.	60,191	1,545,103
Rayonier, Inc.	113,358	3,212,566
Regency Centers Corp.	36,006	2,390,438
Vornado Realty Trust, Class A	50,266	5,042,182
Weyerhaeuser Co.	101,540	3,450,329
WP Carey, Inc.	23,481	1,460,988

		48,095,862

Food & Staples Retailing - 1.1%
Kroger Co.	187,416	5,526,898

Food Products - 0.7%
TreeHouse Foods, Inc. (A)	43,532	3,685,419

Gas Utilities - 1.0%
National Fuel Gas Co. (B)	84,533	5,039,857

Health Care Providers & Services - 4.9%
AmerisourceBergen Corp., Class A	52,553	4,650,940
Cigna Corp.	31,661	4,638,020
Henry Schein, Inc. (A)	28,167	4,787,545
Humana, Inc., Class A	26,269	5,415,092
Laboratory Corp. of America Holdings (A)	9,076	1,302,134
Universal Health Services, Inc., Class B	31,362	3,903,001

		24,696,732

Hotels, Restaurants & Leisure - 1.5%
Hilton Grand Vacations, Inc. (A)	40,141	1,150,441
Hilton Worldwide Holdings, Inc.	76,962	4,499,198
Marriott International, Inc., Class A	18,426	1,735,361

		7,385,000

Household Durables - 3.3%
Mohawk Industries, Inc. (A)	42,918	9,849,252
Newell Brands, Inc.	142,328	6,713,612

		16,562,864

Household Products - 0.5%
Energizer Holdings, Inc.	42,056	2,344,622

Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	49,920	5,311,987

Insurance - 8.4%
Alleghany Corp. (A)	4,721	2,901,810
Chubb, Ltd.	18,691	2,546,649
Hartford Financial Services Group, Inc.	132,951	6,390,954
Loews Corp.	200,002	9,354,093
Marsh & McLennan Cos., Inc.	78,784	5,821,350
Progressive Corp.	70,220	2,751,220
Unum Group	83,222	3,902,280

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
WR Berkley Corp.	33,330	$ 2,354,098
XL Group, Ltd.	150,946	6,016,707

		42,039,161

Internet & Direct Marketing Retail - 1.4%
Expedia, Inc.	57,192	7,215,915

Internet Software & Services - 0.4%
Match Group, Inc. (A) (B)	115,057	1,878,881

IT Services - 1.3%
Jack Henry & Associates, Inc.	69,734	6,492,235

Machinery - 2.4%
IDEX Corp.	59,360	5,550,754
Snap-on, Inc.	37,172	6,269,801

		11,820,555

Media - 1.9%
CBS Corp., Class B	62,714	4,349,843
DISH Network Corp., Class A (A)	81,579	5,179,451

		9,529,294

Multi-Utilities - 4.5%
CenterPoint Energy, Inc.	82,072	2,262,725
CMS Energy Corp.	160,392	7,175,938
Sempra Energy	58,907	6,509,224
WEC Energy Group, Inc.	110,234	6,683,487

		22,631,374

Multiline Retail - 1.8%
Kohl’s Corp.	121,585	4,840,299
Nordstrom, Inc. (B)	89,407	4,163,684

		9,003,983

Oil, Gas & Consumable Fuels - 6.0%
Energen Corp. (A)	189,490	10,315,836
EQT Corp.	150,180	9,175,998
PBF Energy, Inc., Class A	164,335	3,643,307
Southwestern Energy Co. (A)	189,755	1,550,298
Williams Cos., Inc.	190,329	5,631,835

		30,317,274

Personal Products - 1.7%
Coty, Inc., Class A	226,033	4,097,978
Edgewell Personal Care Co. (A)	60,842	4,449,984

		8,547,962

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A (A)	74,002	2,574,530

Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc., Class A	44,823	3,673,245
KLA-Tencor Corp.	16,315	1,551,067

		5,224,312

Software - 1.4%
Synopsys, Inc. (A)	95,830	6,912,218

Specialty Retail - 4.3%
AutoZone, Inc. (A)	6,051	4,375,176
Bed Bath & Beyond, Inc.	87,330	3,446,042
Best Buy Co., Inc.	83,296	4,093,998

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Gap, Inc., Class A	151,587	$ 3,682,048
Tiffany & Co.	63,068	6,010,380

		21,607,644

Textiles, Apparel & Luxury Goods - 1.6%
PVH Corp.	48,985	5,068,478
Ralph Lauren Corp., Class A	36,050	2,942,401

		8,010,879

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	48,987	5,033,904

Total Common Stocks (Cost $398,971,339)		483,844,511

SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	11,239,281	11,239,281

Total Securities Lending Collateral (Cost $11,239,281)		11,239,281

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $17,772,809 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $18,129,306.	$ 17,772,675	17,772,675

Total Repurchase Agreement (Cost $17,772,675)		17,772,675

Total Investments (Cost $427,983,295) (D)		512,856,467
Net Other Assets (Liabilities) - (2.2)%		(10,937,780)

Net Assets - 100.0%		$ 501,918,687

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$483,844,511	$—	$—	$483,844,511
Securities Lending Collateral	11,239,281	—	—	11,239,281
Repurchase Agreement	—	17,772,675	—	17,772,675

Total Investments	$495,083,792	$17,772,675	$—	$512,856,467

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $10,971,508. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at March 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $427,983,295. Aggregate gross unrealized appreciation and depreciation for all securities is $98,214,563 and $13,341,391, respectively. Net unrealized appreciation for tax purposes is $84,873,172.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.0%
Cayman Islands - 0.0% (A)
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A,
2.92% (B), 10/15/2021 (C) (D) (E) (F)	$ 174,590	$ 83,803
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (C)	324,962	316,505

		400,308

Ireland - 0.1%
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.86% (B), 10/15/2018 (C) (F)	744,000	743,338

United States - 7.9%
Aames Mortgage Investment Trust
Series 2005-3, Class M1,
1.78% (B), 08/25/2035 (C)	302,443	292,309
Academic Loan Funding Trust
Series 2012-1A, Class A1,
1.78% (B), 12/27/2022 (C)	75,496	75,653
Series 2013-1A, Class A,
1.78% (B), 12/26/2044 (C)	227,668	226,067
Accredited Mortgage Loan Trust
Series 2005-4, Class A2D,
1.30% (B), 12/25/2035	408,489	396,791
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1,
2.78% (B), 10/25/2032	490,423	479,200
Series 2003-HE1, Class M1,
1.96% (B), 11/25/2033	803,649	772,974
Series 2004-HE4, Class M2,
1.96% (B), 12/25/2034	372,258	363,371
Ally Auto Receivables Trust
Series 2013-2, Class A4,
1.24%, 11/15/2018	63,174	63,167
Ally Master Owner Trust
Series 2015-3, Class A,
1.63%, 05/15/2020	400,000	400,358
American Credit Acceptance Receivables Trust
Series 2015-2, Class A,
1.57%, 06/12/2019 (C)	17,661	17,659
Series 2016-3, Class A,
1.70%, 11/12/2020 (C)	201,396	201,132
Series 2016-3, Class C,
4.26%, 08/12/2022 (C)	289,000	293,524
Series 2016-4, Class C,
2.91%, 02/13/2023 (C)	284,000	284,678
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (C)	150,000	163,030
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (C)	175,000	192,457
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (C)	241,306	244,670
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (C)	292,500	307,275
Series 2015-SFR2, Class D,
5.04%, 10/17/2045 (C)	700,000	736,262

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
American Homes 4 Rent Trust (continued)
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (C)	$ 400,000	$ 432,453
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (C)	225,000	224,456
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (C)	450,000	448,404
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	500,000	494,884
Series 2017-1, Class B,
2.30%, 02/18/2022	235,000	234,824
Series 2017-1, Class C,
2.71%, 08/18/2022	127,000	127,499
Series 2017-1, Class D,
3.13%, 01/18/2023	284,000	283,900
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-10, Class M2,
3.53% (B), 12/25/2033	572,886	557,121
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (C) (F)	1,500,000	1,500,000
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W9, Class M2,
3.56% (B), 01/25/2034	451,574	441,369
Series 2003-W9, Class M3B,
4.10% (B), 01/25/2034	752,677	730,786
Series 2004-W4, Class A,
1.50% (B), 03/25/2034	521,617	473,084
ARLP Securitization Trust
Series 2015-1, Class A1,
3.97% (B), 05/25/2055 (C)	270,647	272,918
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1,
1.96% (B), 11/25/2033	896,515	860,224
Series 2003-HE6, Class M2,
3.46% (B), 11/25/2033	751,645	711,617
Series 2003-HE6, Class M3,
3.98% (B), 11/25/2033	741,623	695,196
Series 2004-HE1, Class M1,
1.96% (B), 01/15/2034	585,864	573,050
Series 2004-HE3, Class M2,
2.66% (B), 06/25/2034	999,457	904,344
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2,
1.90%, 03/20/2020 (C)	135,700	135,647
AXIS Equipment Finance Receivables IV LLC
Series 2016-1A, Class A,
2.21%, 11/20/2021 (C)	319,695	317,901
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (C)	203,174	200,612
Series 2015-2, Class A,
3.34%, 11/15/2048 (C)	1,068,679	1,074,462
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (C) (F)	78,714	77,546
BCC Funding Corp. X
Series 2015-1, Class A2,
2.22%, 10/20/2020 (C)	232,676	232,489

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (C)	$ 493,000	$ 490,113
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
2.78% (B), 06/25/2034	384,232	374,503
Series 2004-HE6, Class M2,
2.86% (B), 08/25/2034	627,987	600,949
Bear Stearns Asset-Backed Securities Trust
Series 2003-2, Class M1,
2.78% (B), 03/25/2043	865,451	817,642
Blue Elephant Loan Trust
Series 2015-1, Class A,
3.12%, 12/15/2022 (C)	14,559	14,557
BMW Vehicle Owner Trust
Series 2014-A, Class A3,
0.97%, 11/26/2018	60,938	60,916
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (C)	34,725	34,359
CAM Mortgage Trust
Series 2017-1, Class A1,
3.22% (B), 08/01/2057 (C)	441,000	441,000
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (F)	1,036,669	1,036,669
Capital Auto Receivables Asset Trust
Series 2016-2, Class A2A,
1.32%, 01/22/2019	251,738	251,595
CarFinance Capital Auto Trust
Series 2014-1A, Class B,
2.72%, 04/15/2020 (C)	87,393	87,806
Series 2014-2A, Class A,
1.44%, 11/16/2020 (C)	84,901	84,833
Series 2015-1A, Class A,
1.75%, 06/15/2021 (C)	120,696	120,736
CarMax Auto Owner Trust
Series 2013-4, Class A4,
1.28%, 05/15/2019	77,776	77,751
Series 2014-2, Class A3,
0.98%, 01/15/2019	110,258	110,180
CarNow Auto Receivables Trust
Series 2016-1A, Class A,
2.26%, 05/15/2019 (C)	702,993	703,509
Series 2016-1A, Class B,
3.49%, 02/15/2021 (C)	463,000	464,660
Centex Home Equity Loan Trust
Series 2004-A, Class M1,
1.58% (B), 01/25/2034	1,534,197	1,455,683
Chase Funding Trust
Series 2003-2, Class 2A2,
1.54% (B), 02/25/2033	258,024	223,905
Series 2003-5, Class 2A2,
1.58% (B), 07/25/2033	576,894	556,015
Citi Held For Asset Issuance
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (C)	282,423	285,908
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (C)	650,000	682,180
Series 2016-PM1, Class A,
4.65%, 04/15/2025 (C)	199,134	201,793
Consumer Credit Origination Loan Trust
Series 2015-1, Class A,
2.82%, 03/15/2021 (C)	2,322	2,322

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Continental Credit Card
Series 2016-1A, Class A,
4.56%, 01/15/2023 (C)	$ 670,397	$ 670,412
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.18% (B), 06/25/2040 (C)	376,245	42,507
Countrywide Partnership Trust
Series 2004-EC1, Class M2,
1.93% (B), 01/25/2035	513,545	475,874
CPS Auto Receivables Trust
Series 2013-A, Class A,
1.31%, 06/15/2020 (C)	26,790	26,730
Series 2014-C, Class A,
1.31%, 02/15/2019 (C)	51,233	51,206
Series 2014-C, Class C,
3.77%, 08/17/2020 (C)	100,000	100,265
Series 2014-D, Class A,
1.49%, 04/15/2019 (C)	103,150	103,126
Series 2014-D, Class C,
4.35%, 11/16/2020 (C)	100,000	102,043
Series 2015-A, Class A,
1.53%, 07/15/2019 (C)	132,774	132,745
Series 2015-A, Class C,
4.00%, 02/16/2021 (C)	100,000	100,439
Series 2015-B, Class A,
1.65%, 11/15/2019 (C)	221,292	221,256
Series 2016-A, Class A,
2.25%, 10/15/2019 (C)	198,124	198,765
Series 2016-A, Class B,
3.34%, 05/15/2020 (C)	591,457	600,593
Series 2016-B, Class A,
2.07%, 11/15/2019 (C)	165,839	166,072
Series 2016-C, Class C,
3.27%, 06/15/2022 (C)	560,000	559,913
CPS Auto Trust
Series 2012-D, Class A,
1.48%, 03/16/2020 (C)	10,332	10,331
Credit Acceptance Auto Loan Trust
Series 2014-2A, Class A,
1.88%, 03/15/2022 (C)	422,570	423,074
Series 2015-2A, Class A,
2.40%, 02/15/2023 (C)	524,000	526,298
Series 2017-1A, Class A,
2.56%, 10/15/2025 (C)	360,000	359,814
Series 2017-1A, Class B,
3.04%, 12/15/2025 (C)	250,000	249,880
Series 2017-1A, Class C,
3.48%, 02/17/2026 (C)	250,000	251,187
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB6, Class M1,
2.03% (B), 12/25/2033	980,261	914,423
Series 2004-CB2, Class M1,
1.76% (B), 07/25/2033	942,100	871,115
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-6, Class M5,
2.89% (B), 08/25/2034	371,015	352,713
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (C)	294,000	298,921
Series 2015-BA, Class B,
2.12%, 06/17/2019 (C)	2,392	2,392
Series 2015-BA, Class D,
3.84%, 07/15/2021 (C)	400,000	407,352

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Drive Auto Receivables Trust (continued)
Series 2015-DA, Class D,
4.59%, 01/17/2023 (C)	$ 286,000	$ 296,090
Series 2016-BA, Class B,
2.56%, 06/15/2020 (C)	159,000	159,882
Series 2016-CA, Class D,
4.18%, 03/15/2024 (C)	602,000	614,042
Series 2017-AA, Class B,
2.51%, 01/15/2021 (C)	163,000	163,642
Series 2017-AA, Class C,
2.98%, 01/18/2022 (C)	260,000	261,737
Series 2017-AA, Class D,
4.16%, 05/15/2024 (C)	346,000	351,269
DT Auto Owner Trust
Series 2016-1A, Class A,
2.00%, 09/16/2019 (C)	99,325	99,389
Series 2016-2A, Class A,
1.73%, 08/15/2019 (C)	186,970	187,026
Series 2016-3A, Class A,
1.75%, 11/15/2019 (C)	436,832	437,199
Series 2016-3A, Class B,
2.65%, 07/15/2020 (C)	550,000	553,295
Series 2016-4A, Class B,
2.02%, 08/17/2020 (C)	178,000	177,459
Series 2016-4A, Class D,
3.77%, 10/17/2022 (C)	309,600	311,296
Series 2017-1A, Class D,
3.55%, 11/15/2022 (C)	315,000	315,883
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (C)	263,000	262,452
Exeter Automobile Receivables Trust
Series 2014-2A, Class C,
3.26%, 12/16/2019 (C)	65,000	65,560
Series 2015-2A, Class A,
1.54%, 11/15/2019 (C)	73,100	73,062
Series 2016-1A, Class A,
2.35%, 07/15/2020 (C)	120,846	121,114
Series 2016-1A, Class C,
5.52%, 10/15/2021 (C)	445,000	465,287
Series 2016-2A, Class A,
2.21%, 07/15/2020 (C)	353,605	354,182
Series 2016-3A, Class A,
1.84%, 11/16/2020 (C)	910,405	908,890
Series 2016-3A, Class B,
2.84%, 08/16/2021 (C)	226,000	225,771
Series 2017-1A, Class C,
3.95%, 12/15/2022 (C)	165,000	166,267
Fifth Third Auto Trust
Series 2014-3, Class A3,
0.96%, 03/15/2019	55,471	55,422
First Franklin Mortgage Loan Trust
Series 2006-FF2, Class A4,
1.18% (B), 02/25/2036	250,273	243,817
First Investors Auto Owner Trust
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (C)	201,764	201,873
Series 2015-2A, Class A1,
1.59%, 12/16/2019 (C)	98,922	98,961
Series 2016-1A, Class A1,
1.92%, 05/15/2020 (C)	171,643	171,885
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (C)	283,631	283,233
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (C)	864,882	858,473
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (C)	240,000	238,139

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Flagship Credit Auto Trust
Series 2014-1, Class B,
2.55%, 02/18/2020 (C)	$ 49,155	$ 49,180
Series 2014-2, Class A,
1.43%, 12/16/2019 (C)	67,426	67,441
Series 2014-2, Class B,
2.84%, 11/16/2020 (C)	134,000	134,959
Series 2014-2, Class C,
3.95%, 12/15/2020 (C)	66,000	66,567
Series 2015-1, Class A,
1.63%, 06/15/2020 (C)	183,325	183,239
Series 2015-3, Class A,
2.38%, 10/15/2020 (C)	469,896	470,845
Series 2015-3, Class B,
3.68%, 03/15/2022 (C)	189,000	191,641
Series 2015-3, Class C,
4.65%, 03/15/2022 (C)	126,000	129,731
Series 2016-1, Class A,
2.77%, 12/15/2020 (C)	321,772	324,182
Series 2016-1, Class C,
6.22%, 06/15/2022 (C)	600,000	642,163
Series 2016-4, Class C,
2.71%, 11/15/2022 (C)	423,000	418,383
Ford Credit Auto Owner Trust
Series 2014-B, Class A3,
0.90%, 10/15/2018	42,565	42,540
Series 2014-C, Class A3,
1.06%, 05/15/2019	283,230	282,939
GCAT
Series 2015-2, Class A1,
3.75% (B), 07/25/2020 (C)	357,732	357,958
GLC Trust
Series 2014-A, Class A,
3.00%, 07/15/2021 (C)	74,651	73,681
GLS Auto Receivables Trust
Series 2015-1A, Class A,
2.25%, 12/15/2020 (C)	167,923	167,949
Series 2016-1A, Class A,
2.73%, 10/15/2020 (C)	341,882	342,281
Series 2016-1A, Class B,
4.39%, 01/15/2021 (C)	240,000	240,572
GMAT Trust
Series 2013-1A, Class A,
6.97% (B), 11/25/2043 (C)	106,147	106,302
GO Financial Auto Securitization Trust
Series 2015-2, Class A,
3.27%, 11/15/2018 (C)	83,610	83,661
Series 2015-2, Class B,
4.80%, 08/17/2020 (C)	348,000	352,061
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (C)	193,452	193,980
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (C)	215,000	213,299
Series 2016-T1, Class BT1,
3.12%, 10/15/2048 (C)	308,000	305,588
HERO Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (C)	324,669	320,611
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (C)	300,000	299,785
Home Equity Asset Trust
Series 2003-3, Class M1,
2.27% (B), 08/25/2033	1,065,207	1,044,408
Series 2004-3, Class M1,
1.84% (B), 08/25/2034	1,037,862	964,332

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M8,
4.28% (B), 11/25/2034	$ 300,538	$ 271,476
Series 2006-B, Class 2A3,
1.17% (B), 06/25/2036	736,324	708,651
Honda Auto Receivables Owner Trust
Series 2014-2, Class A3,
0.77%, 03/19/2018	25,563	25,545
Hyundai Auto Receivables Trust
Series 2014-B, Class A3,
0.90%, 12/17/2018	74,928	74,877
Kabbage Asset Securitization LLC
Series 2017-1, Class A,
4.57%, 03/15/2022 (C)	1,960,000	1,992,743
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.93% (B), 08/25/2038 (C)	1,426,408	29,424
Series 2013-2, Class A,
1.82% (B), 03/25/2039 (C)	1,196,162	49,433
Series 2014-2, Class A,
3.39% (B), 04/25/2040 (C)	623,478	66,388
LendingClub Issuance Trust
Series 2016-NP1, Class A,
3.75%, 06/15/2022 (C)	231,517	233,087
Series 2016-NP2, Class A,
3.00%, 01/17/2023 (C)	195,907	196,380
Lendmark Funding Trust
Series 2016-A, Class A,
4.82%, 08/21/2023 (C)	445,000	454,687
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2,
1.88% (B), 07/25/2034	890,701	843,038
Series 2004-3, Class M4,
2.59% (B), 07/25/2034	273,019	257,387
Series 2004-4, Class M1,
1.88% (B), 10/25/2034	892,850	819,480
LV Tower 52
Series 2013-1, Class A,
5.75%, 02/15/2023 (C) (F)	1,185,150	1,167,847
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (C)	492,000	494,568
Marlette Funding Trust
Series 2016-1A, Class A,
3.06%, 01/17/2023 (C)	432,177	433,565
Series 2017-1A, Class A,
2.83%, 03/15/2024 (C)	1,100,000	1,101,646
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1.88% (B), 09/25/2034	388,104	364,655
Series 2005-NC1, Class M2,
1.73% (B), 12/25/2034	391,364	376,429
Meritage Mortgage Loan Trust
Series 2003-1, Class M2,
3.31% (B), 11/25/2033	907,436	858,338
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE8, Class M1,
1.94% (B), 09/25/2034	1,000,000	948,290
Series 2004-NC2, Class M1,
1.81% (B), 12/25/2033	328,869	308,164
Series 2004-NC7, Class M2,
1.91% (B), 07/25/2034	653,443	642,492

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3,
1.96% (B), 02/25/2033	$ 780,226	$ 740,088
Murray Hill Marketplace Trust
Series 2016-LC1, Class A,
4.19%, 11/25/2022 (C)	641,173	646,191
Nationstar HECM Loan Trust
Series 2015-2A, Class A,
2.88%, 11/25/2025 (C)	97,763	97,795
Series 2015-2A, Class M1,
4.11%, 11/25/2025 (C)	395,000	395,000
Series 2016-1A, Class M1,
4.36%, 02/25/2026 (C)	365,000	365,000
Series 2016-2A, Class A,
2.24%, 06/25/2026 (C)	143,060	144,031
Series 2016-3A, Class A,
2.01%, 08/25/2026 (C)	159,926	160,907
New Century Home Equity Loan Trust
Series 2004-2, Class M3,
1.99% (B), 08/25/2034	561,115	507,926
Series 2004-2, Class M5,
3.01% (B), 08/25/2034	336,678	314,416
Series 2004-4, Class M1,
1.75% (B), 02/25/2035	1,094,610	1,031,495
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (C)	500,000	494,688
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (C)	375,000	371,063
Nissan Auto Receivables Owner Trust
Series 2014-B, Class A3,
1.11%, 05/15/2019	121,768	121,635
NovaStar Mortgage Funding Trust
Series 2003-3, Class M1,
1.73% (B), 12/25/2033	447,732	417,678
NRPL Trust
Series 2015-2A, Class A1,
3.75% (B), 10/25/2057 (C)	495,284	495,178
NRZ Advance Receivables Trust
Series 2016-T1, Class AT1,
2.75%, 06/15/2049 (C)	458,000	453,669
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (C)	954,000	953,436
Series 2015-T3, Class BT3,
3.70%, 11/15/2047 (C)	229,000	229,921
Series 2015-T3, Class DT3,
4.69%, 11/15/2047 (C)	400,000	401,241
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (C)	1,204,000	1,198,363
Series 2016-T1, Class CT1,
3.61%, 08/17/2048 (C)	490,388	490,388
Series 2016-T1, Class DT1,
4.25%, 08/17/2048 (C)	526,316	520,593
OnDeck Asset Securitization Trust II LLC
Series 2016-1A, Class A,
4.21%, 05/17/2020 (C)	372,000	371,438
Series 2016-1A, Class B,
7.63%, 05/17/2020 (C)	100,000	100,707
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A,
2.04%, 01/15/2021 (C)	323,341	323,926
OneMain Financial Issuance Trust
Series 2014-1A, Class A,
2.43%, 06/18/2024 (C)	145,098	145,126

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
OneMain Financial Issuance Trust (continued)
Series 2014-1A, Class B,
3.24%, 06/18/2024 (C)	$ 100,000	$ 100,182
Series 2014-2A, Class A,
2.47%, 09/18/2024 (C)	518,361	519,197
Series 2014-2A, Class B,
3.02%, 09/18/2024 (C)	280,000	279,503
Series 2015-1A, Class A,
3.19%, 03/18/2026 (C)	863,000	872,127
Series 2015-2A, Class A,
2.57%, 07/18/2025 (C)	1,138,000	1,140,303
Series 2015-2A, Class B,
3.10%, 07/18/2025 (C)	279,000	276,788
Series 2016-1A, Class A,
3.66%, 02/20/2029 (C)	515,000	524,215
Series 2016-2A, Class B,
5.94%, 03/20/2028 (C)	175,000	183,581
Oportun Funding II LLC
Series 2016-A, Class A,
4.70%, 03/08/2021 (C)	629,000	642,392
Oportun Funding III LLC
Series 2016-B, Class A,
3.69%, 07/08/2021 (C)	571,000	572,238
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-6, Class A2,
1.64% (B), 11/25/2033	548,176	503,638
Option One Mortgage Loan Trust
Series 2004-1, Class M2,
2.63% (B), 01/25/2034	694,511	621,061
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCH1, Class M4,
2.23% (B), 01/25/2036	500,000	489,173
PFS Tax Lien Trust
Series 2014-1, Class NOTE,
1.44%, 05/15/2029 (C)	33,907	33,689
Progreso Receivables Funding IV LLC
Series 2015-B, Class A,
3.00%, 07/28/2020 (C)	250,000	249,957
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (C)	1,395,048	1,388,210
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (C)	327,000	324,417
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (C)	1,672,378	1,678,629
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (C)	250,000	256,420
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (C)	200,000	207,662
Purchasing Power Funding LLC
Series 2015-A, Class A2,
4.75%, 12/15/2019 (C)	650,000	656,500
Series 2016-A, Class NT,
5.50%, 02/27/2019 (F)	622,394	622,394
RAMP Trust
Series 2004-RS11, Class M1,
1.91% (B), 11/25/2034	22,877	22,892
Series 2006-RZ1, Class A3,
1.28% (B), 03/25/2036	27,432	27,400
RASC Trust
Series 2005-EMX1, Class M1,
1.63% (B), 03/25/2035	783,867	762,179
Series 2005-KS9, Class M3,
1.44% (B), 10/25/2035	1,036,442	1,016,685

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
RBSHD Trust
Series 2013-1A, Class A,
7.69% (B), 10/25/2047 (C) (F)	$ 139,598	$ 139,582
Renaissance Home Equity Loan Trust
Series 2003-2, Class A,
1.86% (B), 08/25/2033	891,105	831,063
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (C) (F)	1,490,720	1,490,720
Santander Drive Auto Receivables Trust
Series 2015-S1, Class R1,
1.93%, 09/17/2019 (C)	42,056	42,035
Securitized Asset-Backed Receivables LLC Trust
Series 2004-OP2, Class M1,
1.96% (B), 08/25/2034	793,042	772,590
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A,
2.85%, 01/18/2022 (C)	118,460	118,588
Skopos Auto Receivables Trust
Series 2015-2A, Class A,
3.55%, 02/15/2020 (C)	46,483	46,544
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (C)	347,619	347,885
Soundview Home Loan Trust
Series 2003-2, Class M2,
3.46% (B), 11/25/2033	17,460	17,302
Series 2005-OPT1, Class M2,
1.66% (B), 06/25/2035	1,000,000	929,151
Series 2006-OPT3, Class 2A3,
1.15% (B), 06/25/2036	422,601	393,202
Specialty Underwriting & Residential Finance Trust
Series 2003-BC4, Class M1,
1.88% (B), 11/25/2034	834,257	785,625
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (C)	584,075	587,657
Springleaf Funding Trust
Series 2015-AA, Class A,
3.16%, 11/15/2024 (C)	769,000	776,289
SPS Servicer Advance Receivables Trust
Series 2015-T3, Class DT3,
4.43%, 07/15/2047 (C)	285,000	286,100
Series 2016-T1, Class AT1,
2.53%, 11/16/2048 (C)	700,000	697,711
Structured Asset Investment Loan Trust
Series 2003-BC12, Class M1,
1.96% (B), 11/25/2033	551,144	527,321
Series 2004-6, Class M2,
2.93% (B), 07/25/2034	503,295	476,977
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4,
1.15% (B), 01/25/2037	435,137	409,836
Series 2007-BC3, Class 1A2,
1.12% (B), 05/25/2047	195,659	192,727
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-GEL1, Class A,
1.70% (B), 02/25/2034	833,281	785,264
Sunset Mortgage Loan Co. LLC
Series 2014-NPL2, Class A,
3.72% (B), 11/16/2044 (C)	212,867	212,839

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A3,
0.93%, 07/16/2018	$ 45,369	$ 45,334
Tricolor Auto Securitization Trust
Series 2017-1, Class A,
5.09%, 05/15/2020 (C) (F)	758,991	758,865
Tricon American Homes Trust
Series 2015-SFR1, Class A,
2.19% (B), 05/17/2032 (C)	148,321	148,097
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (C)	353,000	344,074
U.S. Residential Opportunity Fund III Trust
Series 2016-1III, Class A,
3.47% (B), 07/27/2036 (C)	364,958	363,097
Vericrest Opportunity Loan Trust
Series 2015-NPL3, Class A1,
3.38% (B), 10/25/2058 (C)	366,188	364,752
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (C)	100,000	99,387
VM DEBT LLC
Series 2017-1, Class A,
6.50%, 10/02/2024 (C) (F)	840,000	840,000
VML LLC
Series 2014-NPL1, Class A1,
3.88% (B), 04/27/2054 (C)	93,360	92,861
VOLT L LLC
Series 2016-NP10, Class A1,
3.50% (B), 09/25/2046 (C)	1,257,655	1,265,526
VOLT LIII LLC
Series 2016-NP13, Class A1,
3.88% (B), 12/26/2046 (C)	678,809	677,101
VOLT LIV LLC
Series 2017-NPL1, Class A1,
3.63% (B), 02/25/2047 (C)	468,526	466,882
VOLT LV LLC
Series 2017-NPL2, Class A1,
3.50% (B), 03/25/2047 (C)	372,000	372,200
VOLT XIX LLC
Series 2014-NP11, Class A1,
3.88% (B), 04/25/2055 (C)	92,408	92,557
VOLT XL LLC
Series 2015-NP14, Class A1,
4.38% (B), 11/27/2045 (C)	294,486	297,366
VOLT XLV LLC
Series 2016-NPL5, Class A1,
4.00% (B), 05/25/2046 (C)	128,029	129,033
VOLT XLVI LLC
Series 2016-NPL6, Class A1,
3.84% (B), 06/25/2046 (C)	349,746	350,404
VOLT XLVII LLC
Series 2016-NPL7, Class A1,
3.75% (B), 06/25/2046 (C)	341,793	341,388
VOLT XXII LLC
Series 2015-NPL4, Class A1,
3.50% (B), 02/25/2055 (C)	143,409	144,224
VOLT XXIV LLC
Series 2015-NPL6, Class A1,
3.50% (B), 02/25/2055 (C)	258,084	258,274
VOLT XXV LLC
Series 2015-NPL8, Class A1,
3.50% (B), 06/26/2045 (C)	909,047	912,381
VOLT XXVII LLC
Series 2014-NPL7, Class A1,
3.38% (B), 08/27/2057 (C)	447,645	447,134

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
VOLT XXXI LLC
Series 2015-NPL2, Class A1,
3.38% (B), 02/25/2055 (C)	$ 203,865	$ 203,220
VOLT XXXIII LLC
Series 2015-NPL5, Class A1,
3.50% (B), 03/25/2055 (C)	373,818	375,210
VOLT XXXIV LLC
Series 2015-NPL7, Class A1,
3.25% (B), 02/25/2055 (C)	251,698	251,310
VOLT XXXIX LLC
Series 2015-NP13, Class A1,
4.13% (B), 10/25/2045 (C)	238,439	238,957
VOLT XXXV
Series 2016-NPL9, Class A1,
3.50% (B), 09/25/2046 (C)	715,829	715,666
VOLT XXXV LLC
Series 2015-NPL9, Class A1,
3.50% (B), 06/26/2045 (C)	204,655	204,535
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A,
1.28% (B), 04/25/2034	924,320	903,743
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (C) (G)	456,000	455,430
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (C)	250,000	254,221
Series 2016-2A, Class A2,
1.57%, 06/17/2019 (C)	418,874	418,988
Series 2016-2A, Class D,
4.10%, 06/15/2021 (C)	180,000	183,350
Series 2016-3A, Class C,
2.46%, 01/18/2022 (C)	863,000	859,667
Series 2017-1A, Class C,
2.70%, 10/17/2022 (C)	216,000	216,493
World Omni Auto Receivables Trust
Series 2013-B, Class A4,
1.32%, 01/15/2020	121,491	121,473

		114,969,397

Total Asset-Backed Securities (Cost $115,191,630)		116,113,043

CORPORATE DEBT SECURITIES - 25.7%
Australia - 0.5%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (C)	216,000	218,882
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (C)	730,000	748,931
6.75% (B), 06/15/2026 (C) (H) (I)	250,000	274,816
BHP Billiton Finance USA, Ltd.
4.13%, 02/24/2042	185,000	185,266
5.00%, 09/30/2043	55,000	61,591
Commonwealth Bank of Australia
2.25%, 03/10/2020 (C) (I)	845,000	845,572
4.50%, 12/09/2025 (C) (I)	200,000	208,760
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (C)	184,000	178,382
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (C)	594,000	594,008
2.60%, 06/24/2019 (C)	182,000	183,802
2.85%, 07/29/2020 (C)	150,000	151,863
4.00%, 07/29/2025 (C) (I)	150,000	155,545
6.13% (B), 03/08/2027 (C) (H) (I)	200,000	201,000

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Macquarie Group, Ltd.
6.00%, 01/14/2020 (C)	$ 30,000	$ 32,640
6.25%, 01/14/2021 (C)	80,000	88,848
National Australia Bank, Ltd.
2.00%, 06/20/2017 (C)	300,000	300,449
Newcrest Finance Pty, Ltd.
5.75%, 11/15/2041 (C)	53,000	55,227
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (C)	300,000	299,837
Westpac Banking Corp.
2.00%, 03/03/2020 (C)	304,000	302,188
2.00%, 08/19/2021	685,000	668,749
2.60%, 11/23/2020	285,000	287,128
2.80%, 01/11/2022	120,000	120,721
3.35%, 03/08/2027	130,000	129,306
4.32% (B), 11/23/2031, MTN	645,000	651,778

		6,945,289

Canada - 1.1%
Agrium, Inc.
3.38%, 03/15/2025	120,000	118,429
4.13%, 03/15/2035	470,000	450,360
5.25%, 01/15/2045	114,000	123,673
Air Canada Pass-Through Trust
3.60%, 09/15/2028 (C)	318,281	319,872
4.13%, 11/15/2026 (C)	53,129	54,852
Alberta Energy Co., Ltd.
8.13%, 09/15/2030	100,000	127,183
Anadarko Finance Co.
7.50%, 05/01/2031	190,000	241,299
Bank of Montreal
1.40%, 09/11/2017, MTN	69,000	68,990
2.38%, 01/25/2019, MTN	70,000	70,610
2.55%, 11/06/2022, MTN	247,000	245,145
Bank of Nova Scotia
1.45%, 04/25/2018	350,000	349,419
1.85%, 04/14/2020	400,000	396,064
2.35%, 10/21/2020	255,000	255,603
2.45%, 03/22/2021	270,000	269,914
Burlington Resources Finance Co.
7.40%, 12/01/2031	150,000	202,389
Canadian Imperial Bank of Commerce
1.55%, 01/23/2018	98,000	97,975
2.25%, 07/21/2020 (C) (I)	200,000	200,416
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	94,000	93,980
3.80%, 04/15/2024	390,000	392,627
3.90%, 02/01/2025	530,000	534,307
5.85%, 02/01/2035	150,000	161,634
6.45%, 06/30/2033	110,000	124,609
7.20%, 01/15/2032	50,000	60,825
Canadian Pacific Railway Co.
2.90%, 02/01/2025	173,000	169,635
4.50%, 01/15/2022	490,000	525,585
6.13%, 09/15/2115	17,000	20,519
7.13%, 10/15/2031	150,000	202,477
CDP Financial, Inc.
4.40%, 11/25/2019 (C)	250,000	265,414
Cenovus Energy, Inc.
3.00%, 08/15/2022	378,000	372,698
5.20%, 09/15/2043	147,000	145,169
6.75%, 11/15/2039	280,000	319,336
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	217,769

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Enbridge, Inc.
5.50%, 12/01/2046	$ 100,000	$ 106,319
Encana Corp.
6.50%, 08/15/2034	110,000	123,776
EnCana Corp.
7.20%, 11/01/2031	100,000	119,162
Fortis, Inc.
3.06%, 10/04/2026 (C)	480,000	449,009
Hydro-Quebec
8.40%, 01/15/2022	40,000	49,429
9.40%, 02/01/2021	220,000	271,924
Manulife Financial Corp.
4.06% (B), 02/24/2032	825,000	826,531
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (C)	475,000	480,006
3.88%, 03/20/2027 (C)	401,000	406,825
Petro-Canada
5.35%, 07/15/2033	50,000	55,061
Placer Dome, Inc.
6.45%, 10/15/2035	180,000	208,663
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	214,000	203,666
Rogers Communications, Inc.
4.10%, 10/01/2023	213,000	224,151
5.45%, 10/01/2043	118,000	133,709
Royal Bank of Canada
1.20%, 09/19/2017	246,000	245,953
1.88%, 02/05/2020	600,000	597,041
2.00%, 10/01/2018 - 12/10/2018	348,000	349,659
Suncor Energy, Inc.
3.60%, 12/01/2024	107,000	108,489
5.95%, 12/01/2034	300,000	353,939
6.10%, 06/01/2018	450,000	473,647
Thomson Reuters Corp.
3.95%, 09/30/2021	346,000	360,978
Toronto-Dominion Bank
1.75%, 07/23/2018, MTN	57,000	57,129
2.25%, 11/05/2019, MTN	16,000	16,106
2.50%, 12/14/2020, MTN	730,000	736,649
3.63% (B), 09/15/2031	117,000	114,572
Total Capital Canada, Ltd.
2.75%, 07/15/2023	170,000	168,179
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	36,000	36,037
2.50%, 08/01/2022	30,000	29,543
3.75%, 10/16/2023	35,000	36,366
4.63%, 03/01/2034	595,000	623,061
4.88%, 01/15/2026	162,000	179,607
6.20%, 10/15/2037	100,000	122,966
7.25%, 08/15/2038	100,000	135,333
TransCanada Trust
5.30% (B), 03/15/2077	240,000	237,150
Transcanada Trust
5.63% (B), 05/20/2075	50,000	51,500
Vale Canada, Ltd.
7.20%, 09/15/2032	140,000	144,550

		16,035,462

Cayman Islands - 0.1%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (C)	200,000	192,654
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 (C)	200,000	204,160

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Noble Holding International, Ltd.
5.75%, 03/16/2018 (I)	$ 30,000	$ 30,450
Vale Overseas, Ltd.
6.25%, 08/10/2026	992,000	1,077,560
6.88%, 11/21/2036	330,000	354,783
XLIT, Ltd.
6.38%, 11/15/2024	100,000	116,690

		1,976,297

China - 0.0% (A)
Industrial & Commercial Bank of China, Ltd.
2.35%, 11/13/2017, MTN	250,000	250,812
2.45%, 10/20/2021	250,000	245,018

		495,830

Colombia - 0.0% (A)
Ecopetrol SA
4.13%, 01/16/2025	107,000	103,629
5.38%, 06/26/2026	116,000	118,645
5.88%, 09/18/2023	62,000	67,193

		289,467

Curaçao - 0.0% (A)
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	342,000	347,510

Denmark - 0.1%
Danske Bank A/S
2.20%, 03/02/2020 (C) (I)	480,000	479,355
2.70%, 03/02/2022 (C) (I)	200,000	199,233

		678,588

France - 0.4%
Air Liquide Finance SA
1.75%, 09/27/2021 (C)	240,000	231,461
2.25%, 09/27/2023 (C) (I)	200,000	190,843
BPCE SA
1.63%, 01/26/2018, MTN	250,000	249,720
2.65%, 02/03/2021	410,000	408,271
3.38%, 12/02/2026, MTN	270,000	265,842
4.00%, 04/15/2024	250,000	259,316
5.70%, 10/22/2023 (C)	200,000	212,108
Credit Agricole SA
4.13%, 01/10/2027 (C)	250,000	248,009
6.63% (B), 09/23/2019 (C) (H) (I)	400,000	395,000
Danone SA
2.59%, 11/02/2023 (C)	300,000	290,303
Electricite de France SA
2.15%, 01/22/2019 (C)	140,000	140,161
4.88%, 01/22/2044 (C)	125,000	124,421
6.00%, 01/22/2114 (C)	350,000	355,756
Orange SA
9.00%, 03/01/2031	244,000	359,255
Societe Generale SA
4.00%, 01/12/2027 (C) (I)	200,000	195,488
7.38% (B), 09/13/2021 (C) (H) (I)	600,000	609,360
Total Capital International SA
1.55%, 06/28/2017	38,000	38,028
2.70%, 01/25/2023	572,000	567,224
2.75%, 06/19/2021	300,000	303,590

		5,444,156

Germany - 0.1%
Deutsche Bank AG
1.88%, 02/13/2018	46,000	45,950

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Germany (continued)
Deutsche Bank AG (continued)
2.95%, 08/20/2020	$ 127,000	$ 127,313
3.38%, 05/12/2021, MTN	203,000	204,232
3.70%, 05/30/2024	133,000	130,729
4.10%, 01/13/2026 (I)	100,000	100,394
4.25%, 10/14/2021 (C)	775,000	794,277
6.00%, 09/01/2017	80,000	81,322

		1,484,217

Guernsey, Channel Islands - 0.0% (A)
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 09/15/2022	250,000	253,402
4.55%, 04/17/2026	250,000	258,389

		511,791

Ireland - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 05/26/2022	405,000	408,088
3.95%, 02/01/2022	990,000	1,016,717
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	779,000	782,370
3.37%, 11/15/2025	205,000	210,383
4.42%, 11/15/2035	1,865,000	1,969,354
Johnson Controls International PLC
3.63% (J), 07/02/2024	23,000	23,483
3.75%, 12/01/2021	36,000	37,377
4.25%, 03/01/2021	40,000	42,260
4.50%, 02/15/2047	125,000	126,870
4.95% (J), 07/02/2064	147,000	149,821
5.00%, 03/30/2020	60,000	64,416
5.13%, 09/14/2045	45,000	49,761
5.25%, 12/01/2041	75,000	80,066
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	399,000	387,159

		5,348,125

Italy - 0.0% (A)
Intesa Sanpaolo SpA
3.88%, 01/15/2019, MTN	230,000	235,456

Japan - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
4.10%, 09/09/2023 (C)	200,000	211,954
Dai-ichi Life Insurance Co., Ltd.
4.00% (B), 07/24/2026 (C) (H)	221,000	215,199
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/2022	74,000	74,483
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (C) (I)	272,000	272,014
2.45%, 04/16/2019 (C)	200,000	201,013
2.70%, 10/20/2020 (C)	510,000	511,371
3.60%, 09/25/2024 (C)	230,000	235,363
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	47,000	47,001
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	101,000	98,317
2.44%, 10/19/2021 (I)	127,000	125,505
2.63%, 07/14/2026	134,000	124,920
2.85%, 01/11/2022	250,000	250,418
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (C)	350,000	347,275

		2,714,833

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Jersey, Channel Islands - 0.0% (A)
UBS Group Funding Jersey, Ltd.
4.13%, 09/24/2025 - 04/15/2026 (C)	$ 400,000	$ 406,696

Luxembourg - 0.2%
Actavis Funding SCS
3.85%, 06/15/2024	164,000	167,255
4.55%, 03/15/2035	1,050,000	1,052,854
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	60,000	60,560
Medtronic Global Holdings SCA
3.35%, 04/01/2027	540,000	543,839
Pentair Finance SA
2.90%, 09/15/2018	170,000	171,718
Schlumberger Investment SA
2.40%, 08/01/2022 (C)	70,000	68,552
3.30%, 09/14/2021 (C)	23,000	23,699
3.65%, 12/01/2023	82,000	85,531

		2,174,008

Mexico - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	400,000	403,019
5.00%, 03/30/2020	150,000	160,781
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	150,000	154,281
Petroleos Mexicanos
4.25%, 01/15/2025	52,000	50,076
4.50%, 01/23/2026 (I)	222,000	212,787
4.63%, 09/21/2023	233,000	234,340
4.88%, 01/18/2024 (I)	65,000	65,585
5.63%, 01/23/2046	140,000	125,174
6.38%, 02/04/2021 - 01/23/2045	279,000	282,271
6.50%, 03/13/2027 (C)	309,000	332,407
6.63%, 06/15/2035	100,000	103,010
6.75%, 09/21/2047	209,000	212,009
6.88%, 08/04/2026	135,000	149,850

		2,485,590

Netherlands - 0.8%
ABN AMRO Bank NV
1.80%, 06/04/2018 (C)	200,000	199,357
2.45%, 06/04/2020 (C)	300,000	300,016
2.50%, 10/30/2018 (C)	440,000	443,326
4.75%, 07/28/2025 (C)	300,000	308,431
Airbus Group Finance BV
2.70%, 04/17/2023 (C)	64,000	63,754
Cooperatieve Rabobank UA
2.25%, 01/14/2020, MTN	425,000	426,419
3.75%, 07/21/2026	300,000	292,587
3.88%, 02/08/2022	79,000	83,162
4.38%, 08/04/2025	250,000	256,426
4.63%, 12/01/2023	250,000	263,541
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (C)	150,000	149,137
3.60%, 01/19/2027 (C)	470,000	467,945
8.75%, 06/15/2030	30,000	43,729
EDP Finance BV
5.25%, 01/14/2021 (C) (I)	380,000	405,437
Heineken NV
1.40%, 10/01/2017 (C)	60,000	60,002
3.40%, 04/01/2022 (C)	150,000	154,708
ING Bank NV
1.65%, 08/15/2019 (C)	220,000	217,263
2.00%, 11/26/2018 (C)	200,000	199,863

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
ING Groep NV
3.95%, 03/29/2027	$ 271,000	$ 271,641
Koninklijke Philips NV
3.75%, 03/15/2022	245,000	254,691
LYB International Finance BV
4.88%, 03/15/2044	305,000	315,948
Mondelez International Holdings Netherlands BV
2.00%, 10/28/2021 (C)	430,000	413,747
Mylan NV
3.95%, 06/15/2026	97,000	94,946
5.25%, 06/15/2046	67,000	68,611
Shell International Finance BV
1.13%, 08/21/2017	42,000	41,998
2.13%, 05/11/2020	140,000	140,003
2.38%, 08/21/2022	345,000	339,158
2.50%, 09/12/2026 (I)	210,000	198,109
2.88%, 05/10/2026	328,000	318,941
3.40%, 08/12/2023	210,000	216,011
3.75%, 09/12/2046	393,000	361,405
4.00%, 05/10/2046	849,000	812,678
4.13%, 05/11/2035	126,000	126,960
4.30%, 09/22/2019	50,000	52,867
4.55%, 08/12/2043	175,000	181,683
6.38%, 12/15/2038	130,000	167,511
Siemens Financieringsmaatschappij NV
2.00%, 09/15/2023 (C)	350,000	332,255
2.35%, 10/15/2026 (C)	250,000	232,192
3.13%, 03/16/2024 (C) (I)	250,000	251,788
3.30%, 09/15/2046 (C)	300,000	261,033
3.40%, 03/16/2027 (C)	250,000	252,218
6.13%, 08/17/2026 (C)	120,000	146,273
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	716,000	680,063
3.15%, 10/01/2026 (I)	785,000	723,388
4.10%, 10/01/2046 (I)	235,000	202,428

		11,793,649

New Zealand - 0.0% (A)
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (C)	200,000	201,581
BNZ International Funding, Ltd.
2.35%, 03/04/2019 (C)	250,000	251,074

		452,655

Norway - 0.0% (A)
Statoil ASA
1.15%, 05/15/2018	134,000	133,373
1.20%, 01/17/2018	44,000	43,893
2.45%, 01/17/2023	58,000	57,030
2.65%, 01/15/2024 (I)	143,000	140,428
3.15%, 01/23/2022	51,000	52,208
3.25%, 11/10/2024	61,000	61,548
4.25%, 11/23/2041	16,000	16,152
5.25%, 04/15/2019	100,000	106,593

		611,225

Republic of Korea - 0.0% (A)
Korea Gas Corp.
1.88%, 07/18/2021 (C)	200,000	193,107
Korea National Oil Corp.
3.13%, 04/03/2017 (C)	200,000	200,000

		393,107

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Spain - 0.1%
Santander Issuances SAU
5.18%, 11/19/2025	$ 220,000	$ 228,265
Telefonica Emisiones SAU
4.10%, 03/08/2027	548,000	551,867
5.13%, 04/27/2020	102,000	109,868
5.21%, 03/08/2047	675,000	683,278

		1,573,278

Sweden - 0.2%
Nordea Bank AB
4.25%, 09/21/2022 (C)	200,000	208,194
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (C)	615,000	615,007
2.38%, 11/20/2018 (C)	200,000	201,458
2.45%, 05/27/2020 (C)	580,000	582,001
Stadshypotek AB
1.88%, 10/02/2019 (C)	250,000	249,233
Swedbank AB
2.80%, 03/14/2022 (C)	695,000	696,177

		2,552,070

Switzerland - 0.3%
Credit Suisse AG
1.70%, 04/27/2018	250,000	249,669
2.30%, 05/28/2019, MTN	250,000	250,947
5.30%, 08/13/2019, MTN	100,000	107,230
Credit Suisse Group AG
3.57%, 01/09/2023 (C)	1,260,000	1,258,008
4.28%, 01/09/2028 (C)	250,000	248,913
6.25% (B), 12/18/2024 (C) (H)	500,000	507,959
UBS AG
1.80%, 03/26/2018, MTN	675,000	675,479
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (C)	650,000	659,314

		3,957,519

United Kingdom - 1.1%
Aon PLC
3.50%, 06/14/2024	200,000	199,684
3.88%, 12/15/2025	125,000	127,157
BAE Systems PLC
5.80%, 10/11/2041 (C)	25,000	28,668
Barclays Bank PLC
2.25%, 05/10/2017 (C)	200,000	200,172
Barclays PLC
2.75%, 11/08/2019	220,000	221,596
3.20%, 08/10/2021	238,000	238,140
3.65%, 03/16/2025	200,000	194,718
3.68%, 01/10/2023	465,000	467,204
4.34%, 01/10/2028	208,000	207,590
4.38%, 01/12/2026	200,000	202,670
BAT International Finance PLC
2.75%, 06/15/2020 (C)	250,000	252,153
BP Capital Markets PLC
1.38%, 11/06/2017 - 05/10/2018	174,000	173,619
1.85%, 05/05/2017	71,000	71,034
3.02%, 01/16/2027	503,000	482,791
3.06%, 03/17/2022	515,000	522,100
3.12%, 05/04/2026	193,000	188,871
3.22%, 04/14/2024	410,000	410,403
3.25%, 05/06/2022	227,000	231,877
3.54%, 11/04/2024	560,000	566,700
3.59%, 04/14/2027	535,000	538,603
3.81%, 02/10/2024	92,000	95,375
Diageo Capital PLC
1.50%, 05/11/2017	76,000	76,003

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
HSBC Bank PLC
1.50%, 05/15/2018 (C)	$ 410,000	$ 408,774
4.13%, 08/12/2020 (C)	1,235,000	1,304,376
4.75%, 01/19/2021 (C)	240,000	257,700
HSBC Holdings PLC
2.65%, 01/05/2022	220,000	217,198
3.26% (B), 03/13/2023	1,300,000	1,307,238
4.00%, 03/30/2022	233,000	244,027
4.04% (B), 03/13/2028	850,000	859,199
4.25%, 08/18/2025	200,000	201,387
4.30%, 03/08/2026	200,000	208,477
4.38%, 11/23/2026	200,000	201,553
4.88%, 01/14/2022 (I)	100,000	108,331
6.88% (B), 06/01/2021 (H)	531,000	565,515
Imperial Brands Finance PLC
3.75%, 07/21/2022 (C)	395,000	405,684
Invesco Finance PLC
3.75%, 01/15/2026	62,000	63,760
4.00%, 01/30/2024	74,000	77,619
Lloyds Bank PLC
2.05%, 01/22/2019	645,000	645,773
Lloyds Banking Group PLC
3.75%, 01/11/2027	1,012,000	994,868
4.58%, 12/10/2025	200,000	203,135
Santander UK Group Holdings PLC
2.88%, 10/16/2020	150,000	150,156
Santander UK PLC
2.50%, 03/14/2019	705,000	710,780
Sky PLC
3.75%, 09/16/2024 (C)	200,000	202,014
Standard Chartered PLC
4.05%, 04/12/2026 (C)	200,000	201,517
5.20%, 01/26/2024 (C)	210,000	223,255
Vodafone Group PLC
1.50%, 02/19/2018	131,000	130,780
6.25%, 11/30/2032	180,000	209,913

		15,800,157

United States - 19.9%
21st Century Fox America, Inc.
4.75%, 09/15/2044	305,000	308,037
4.95%, 10/15/2045	285,000	294,977
6.15%, 02/15/2041	150,000	179,113
6.55%, 03/15/2033	50,000	60,834
6.65%, 11/15/2037	100,000	125,183
9.50%, 07/15/2024	80,000	107,306
ABB Finance USA, Inc.
1.63%, 05/08/2017	16,000	16,006
2.88%, 05/08/2022	23,000	23,260
4.38%, 05/08/2042	12,000	12,596
Abbott Laboratories
3.40%, 11/30/2023	129,000	130,333
3.75%, 11/30/2026	375,000	374,528
4.75%, 11/30/2036	335,000	345,370
AbbVie, Inc.
2.00%, 11/06/2018	161,000	161,478
2.85%, 05/14/2023	140,000	137,354
3.20%, 11/06/2022	172,000	173,935
3.60%, 05/14/2025	170,000	170,032
4.30%, 05/14/2036	473,000	458,402
4.45%, 05/14/2046	95,000	90,652
4.50%, 05/14/2035	1,293,000	1,284,086
Advance Auto Parts, Inc.
4.50%, 01/15/2022	200,000	210,094

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AEP Transmission Co. LLC
3.10%, 12/01/2026 (C)	$ 240,000	$ 236,960
Aetna, Inc.
2.80%, 06/15/2023	84,000	83,314
3.50%, 11/15/2024	575,000	587,181
4.50%, 05/15/2042	10,000	10,414
6.75%, 12/15/2037	70,000	93,693
AIG Global Funding
1.65%, 12/15/2017 (C)	74,000	74,049
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (C)	150,000	193,932
Air Lease Corp.
2.13%, 01/15/2020	233,000	231,240
2.63%, 09/04/2018	545,000	549,568
3.00%, 09/15/2023	380,000	371,340
3.38%, 06/01/2021	310,000	316,013
3.63%, 04/01/2027	490,000	476,254
3.88%, 04/01/2021	90,000	93,299
Alabama Power Co.
3.55%, 12/01/2023	76,000	79,574
3.75%, 03/01/2045	181,000	169,731
4.15%, 08/15/2044	64,000	63,979
6.00%, 03/01/2039	38,000	46,639
Allergan, Inc.
2.80%, 03/15/2023	129,000	124,601
3.38%, 09/15/2020	97,000	99,565
Allstate Corp.
3.15%, 06/15/2023	110,000	111,768
Altria Group, Inc.
2.85%, 08/09/2022	842,000	843,710
3.88%, 09/16/2046	155,000	143,684
4.00%, 01/31/2024	550,000	578,363
Amazon.com, Inc.
3.80%, 12/05/2024	151,000	159,884
4.80%, 12/05/2034	117,000	129,556
American Airlines Pass-Through Trust
3.00%, 04/15/2030	799,000	765,042
3.65%, 12/15/2029 - 08/15/2030	181,000	181,253
4.95%, 07/15/2024	456,706	485,766
American Electric Power Co., Inc.
1.65%, 12/15/2017	26,000	25,992
American Express Co.
2.65%, 12/02/2022	103,000	102,033
3.63%, 12/05/2024	21,000	21,118
7.00%, 03/19/2018	120,000	126,010
American Express Credit Corp.
1.80%, 07/31/2018, MTN	130,000	130,183
1.88%, 11/05/2018, MTN	39,000	39,067
2.13%, 03/18/2019	75,000	75,368
2.25%, 08/15/2019 - 05/05/2021, MTN	197,000	196,920
2.38%, 05/26/2020, MTN	216,000	217,154
2.60%, 09/14/2020, MTN	75,000	75,794
2.70%, 03/03/2022, MTN	60,000	59,928
American Honda Finance Corp.
1.55%, 12/11/2017, MTN	110,000	110,186
1.60%, 02/16/2018 (C)	200,000	200,351
2.25%, 08/15/2019, MTN	140,000	141,224
2.30%, 09/09/2026, MTN	40,000	37,190
2.90%, 02/16/2024, MTN	70,000	69,872
American International Group, Inc.
3.75%, 07/10/2025	69,000	68,615
3.88%, 01/15/2035	584,000	533,635
4.13%, 02/15/2024	145,000	148,736
4.50%, 07/16/2044	269,000	256,701
4.80%, 07/10/2045	365,000	364,061

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Tower Corp.
2.25%, 01/15/2022	$ 200,000	$ 193,008
3.13%, 01/15/2027	145,000	135,720
3.38%, 10/15/2026	603,000	574,924
3.40%, 02/15/2019	150,000	153,353
3.45%, 09/15/2021	240,000	244,329
3.50%, 01/31/2023	130,000	130,769
4.00%, 06/01/2025	85,000	86,002
4.40%, 02/15/2026	150,000	155,171
4.50%, 01/15/2018	160,000	163,414
American Water Capital Corp.
3.40%, 03/01/2025	59,000	60,528
3.85%, 03/01/2024	200,000	210,058
4.00%, 12/01/2046	91,000	92,346
Ameriprise Financial, Inc.
2.88%, 09/15/2026	190,000	182,548
4.00%, 10/15/2023	180,000	190,922
Amgen, Inc.
2.60%, 08/19/2026	210,000	194,662
3.63%, 05/15/2022 - 05/22/2024	612,000	630,540
4.40%, 05/01/2045	430,000	417,376
4.56%, 06/15/2048	176,000	174,794
4.66%, 06/15/2051	126,000	126,078
5.70%, 02/01/2019	50,000	53,478
Anadarko Petroleum Corp.
5.55%, 03/15/2026	265,000	294,092
Analog Devices, Inc.
3.13%, 12/05/2023	85,000	84,589
3.50%, 12/05/2026	500,000	495,187
4.50%, 12/05/2036	40,000	39,813
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	987,000	1,004,579
3.65%, 02/01/2026	2,660,000	2,689,792
3.70%, 02/01/2024	600,000	619,756
4.70%, 02/01/2036	1,442,000	1,525,577
4.90%, 02/01/2046	70,000	75,651
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039	20,000	30,397
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	90,141
Anthem, Inc.
2.30%, 07/15/2018	85,000	85,378
3.13%, 05/15/2022	62,000	62,318
3.30%, 01/15/2023	21,000	21,180
3.50%, 08/15/2024	708,000	712,433
4.63%, 05/15/2042	50,000	50,796
4.65%, 08/15/2044	97,000	98,463
5.10%, 01/15/2044	170,000	183,043
Apache Corp.
2.63%, 01/15/2023	80,000	77,030
3.25%, 04/15/2022	334,000	335,714
4.75%, 04/15/2043	23,000	22,959
5.10%, 09/01/2040	90,000	92,605
6.00%, 01/15/2037	160,000	181,006
6.90%, 09/15/2018	50,000	53,420
Appalachian Power Co.
5.80%, 10/01/2035	25,000	29,127
6.70%, 08/15/2037	55,000	70,444
Apple, Inc.
1.28% (B), 05/03/2018	172,000	172,559
2.15%, 02/09/2022	327,000	323,675
2.40%, 05/03/2023	284,000	279,252
2.45%, 08/04/2026 (I)	185,000	175,000
2.70%, 05/13/2022	385,000	389,786
2.85%, 05/06/2021	264,000	270,268
3.00%, 02/09/2024	293,000	295,517
3.20%, 05/13/2025	96,000	96,985
3.25%, 02/23/2026	1,345,000	1,358,708

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Apple, Inc. (continued)
3.35%, 02/09/2027	$ 109,000	$ 110,304
3.45%, 02/09/2045	761,000	678,312
3.85%, 08/04/2046	129,000	123,058
4.38%, 05/13/2045	100,000	102,451
4.50%, 02/23/2036	85,000	91,833
4.65%, 02/23/2046	40,000	42,920
Arch Capital Finance LLC
5.03%, 12/15/2046	92,000	98,400
Arconic, Inc.
5.90%, 02/01/2027	345,000	369,340
Arizona Public Service Co.
2.20%, 01/15/2020	83,000	83,158
3.35%, 06/15/2024	169,000	171,815
4.50%, 04/01/2042	8,000	8,473
5.05%, 09/01/2041	23,000	26,021
Arrow Electronics, Inc.
3.00%, 03/01/2018	21,000	21,209
6.88%, 06/01/2018	50,000	52,675
7.50%, 01/15/2027	380,000	462,740
AT&T, Inc.
3.00%, 06/30/2022	319,000	317,340
3.40%, 05/15/2025	887,000	856,776
3.60%, 02/17/2023	1,561,000	1,580,982
3.95%, 01/15/2025	43,000	43,363
4.30%, 12/15/2042	89,000	79,132
4.35%, 06/15/2045	345,000	303,662
4.50%, 05/15/2035 - 03/09/2048	1,070,000	967,101
4.75%, 05/15/2046	406,000	378,833
4.80%, 06/15/2044	465,000	435,896
5.15%, 03/15/2042	110,000	109,137
5.25%, 03/01/2037	605,000	616,770
5.35%, 09/01/2040	79,000	81,171
5.50%, 02/01/2018	25,000	25,777
5.80%, 02/15/2019	25,000	26,696
6.15%, 09/15/2034	134,000	148,516
6.38%, 03/01/2041	205,000	234,206
6.50%, 09/01/2037	200,000	234,823
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	75,236
6.35%, 06/15/2017	100,000	100,975
8.50%, 03/15/2019	126,000	141,537
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	170,000	167,853
3.50%, 11/15/2024, MTN	70,000	70,826
3.90%, 10/15/2046, MTN	34,000	31,759
Aviation Capital Group Corp.
2.88%, 01/20/2022 (C)	945,000	938,467
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (C)	45,000	46,167
3.85%, 12/15/2025 (C)	200,000	205,236
4.75%, 10/07/2044 (C)	48,000	50,073
6.38%, 06/01/2019 (C)	80,000	87,080
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	141,000	127,827
5.20%, 06/15/2033	200,000	218,259
Bank of America Corp.
2.00%, 01/11/2018	913,000	915,334
2.25%, 04/21/2020, MTN	190,000	189,497
2.50%, 10/21/2022, MTN	865,000	843,198
2.60%, 01/15/2019	1,865,000	1,884,418
2.63%, 10/19/2020, MTN	115,000	115,616
2.65%, 04/01/2019	200,000	202,566
3.12% (B), 01/20/2023, MTN	860,000	864,420
3.30%, 01/11/2023, MTN	879,000	884,455
3.82% (B), 01/20/2028, MTN	360,000	360,604
3.88%, 08/01/2025, MTN	400,000	407,091
3.95%, 04/21/2025, MTN	1,098,000	1,093,242

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
4.00%, 04/01/2024 - 01/22/2025, MTN	$ 675,000	$ 685,531
4.25%, 10/22/2026, MTN	142,000	144,190
4.44% (B), 01/20/2048, MTN	385,000	387,489
4.45%, 03/03/2026, MTN	570,000	584,561
5.00%, 05/13/2021, MTN	530,000	575,460
5.13% (B), 06/17/2019 (H)	293,000	294,099
5.63%, 07/01/2020, MTN	460,000	504,501
5.65%, 05/01/2018, MTN	105,000	109,244
5.88%, 02/07/2042, MTN	20,000	24,053
6.25% (B), 09/05/2024 (H)	440,000	463,100
6.40%, 08/28/2017, MTN	100,000	101,942
6.88%, 04/25/2018, MTN	400,000	420,893
7.63%, 06/01/2019, MTN	200,000	222,958
Bank of New York Mellon Corp.
2.20%, 03/04/2019, MTN	60,000	60,445
2.50%, 04/15/2021, MTN	185,000	185,485
2.60%, 08/17/2020 - 02/07/2022, MTN	282,000	284,095
2.80%, 05/04/2026, MTN	51,000	49,403
3.25%, 09/11/2024, MTN	190,000	191,882
3.55%, 09/23/2021	19,000	19,791
4.15%, 02/01/2021, MTN	55,000	58,434
4.50% (B), 06/20/2023 (H)	265,000	250,756
4.60%, 01/15/2020, MTN	100,000	106,737
4.63% (B), 09/20/2026 (H)	759,000	728,640
4.95% (B), 06/20/2020 (H)	270,000	278,522
Barrick North America Finance LLC
4.40%, 05/30/2021	16,000	17,151
Baxalta, Inc.
3.60%, 06/23/2022	185,000	189,113
5.25%, 06/23/2045	28,000	30,581
Bayer US Finance LLC
3.38%, 10/08/2024 (C)	200,000	201,042
BB&T Corp.
1.60%, 08/15/2017, MTN	31,000	31,019
2.45%, 01/15/2020, MTN	56,000	56,572
2.63%, 06/29/2020, MTN	270,000	272,754
6.85%, 04/30/2019, MTN	60,000	65,755
Becton Dickinson and Co.
2.68%, 12/15/2019	25,000	25,356
3.73%, 12/15/2024	13,000	13,382
BellSouth LLC
6.55%, 06/15/2034	423,000	473,735
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	45,000	45,337
3.50%, 02/01/2025 (I)	791,000	811,125
3.75%, 11/15/2023	293,000	306,216
4.50%, 02/01/2045	240,000	249,637
6.13%, 04/01/2036	125,000	156,054
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	62,000	65,125
5.40%, 05/15/2018	200,000	208,860
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	252,000	252,063
3.13%, 03/15/2026	325,000	324,689
3.75%, 08/15/2021	122,000	129,513
Biogen, Inc.
3.63%, 09/15/2022	122,000	125,830
5.20%, 09/15/2045	322,000	348,115
BlackRock, Inc.
3.38%, 06/01/2022	50,000	51,982
3.50%, 03/18/2024	40,000	41,753
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (C)	33,000	31,232
5.88%, 03/15/2021 (C)	120,000	134,063

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
BMW US Capital LLC
2.25%, 09/15/2023 (C)	$ 180,000	$ 172,932
Boardwalk Pipelines, LP
4.45%, 07/15/2027	142,000	143,466
4.95%, 12/15/2024	258,000	271,701
5.95%, 06/01/2026	452,000	500,531
Boston Gas Co.
4.49%, 02/15/2042 (C)	24,000	24,808
Boston Properties, LP
2.75%, 10/01/2026	84,000	77,316
3.65%, 02/01/2026	509,000	507,011
3.80%, 02/01/2024	175,000	179,241
3.85%, 02/01/2023	160,000	165,827
Branch Banking & Trust Co.
2.85%, 04/01/2021	520,000	527,983
Bristol-Myers Squibb Co.
3.25%, 02/27/2027	590,000	588,442
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	150,000	148,038
3.88%, 08/15/2022	340,000	348,133
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024 (C)	1,146,000	1,154,446
3.88%, 01/15/2027 (C)	336,000	337,771
Brown-Forman Corp.
4.50%, 07/15/2045	75,000	79,307
Buckeye Partners, LP
3.95%, 12/01/2026	157,000	153,765
4.15%, 07/01/2023	51,000	52,117
4.35%, 10/15/2024	60,000	60,966
4.88%, 02/01/2021	220,000	233,386
5.60%, 10/15/2044	280,000	287,123
5.85%, 11/15/2043	100,000	103,762
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	85,000	82,153
3.50%, 11/24/2020 (I)	55,000	56,434
8.50%, 06/15/2019	130,000	147,388
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	198,000	200,634
3.05%, 03/15/2022 - 09/01/2022	86,000	87,987
3.45%, 09/15/2021	40,000	41,629
3.90%, 08/01/2046	275,000	263,951
4.13%, 06/15/2047	425,000	423,802
4.40%, 03/15/2042	50,000	51,509
5.15%, 09/01/2043	231,000	263,568
5.40%, 06/01/2041	60,000	70,099
6.15%, 05/01/2037	200,000	255,468
7.95%, 08/15/2030	200,000	283,886
Capital One Bank USA NA
2.25%, 02/13/2019	250,000	250,379
3.38%, 02/15/2023	1,145,000	1,142,680
Capital One Financial Corp.
3.05%, 03/09/2022	310,000	309,814
3.20%, 02/05/2025	175,000	169,451
3.75%, 04/24/2024 - 07/28/2026	585,000	571,363
4.20%, 10/29/2025	275,000	276,097
Capital One NA
2.35%, 08/17/2018	955,000	961,016
2.40%, 09/05/2019	300,000	300,943
Cardinal Health, Inc.
3.75%, 09/15/2025	68,000	70,073
4.90%, 09/15/2045	60,000	62,342
Cargill, Inc.
3.30%, 03/01/2022 (C)	110,000	113,436
Caterpillar Financial Services Corp.
1.70%, 06/16/2018, MTN	150,000	150,058
2.10%, 06/09/2019, MTN	43,000	43,192

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Caterpillar Financial Services Corp. (continued)
2.75%, 08/20/2021, MTN	$ 60,000	$ 60,393
2.85%, 06/01/2022, MTN	77,000	77,665
3.75%, 11/24/2023, MTN	121,000	127,376
7.15%, 02/15/2019, MTN	100,000	109,494
Caterpillar, Inc.
1.50%, 06/26/2017	35,000	35,008
2.60%, 06/26/2022 (I)	31,000	31,052
CBS Corp.
3.70%, 08/15/2024	173,000	175,206
4.00%, 01/15/2026	83,000	84,985
4.85%, 07/01/2042	100,000	100,591
4.90%, 08/15/2044	68,000	68,949
Celgene Corp.
2.13%, 08/15/2018	74,000	74,298
3.25%, 08/15/2022	20,000	20,334
3.63%, 05/15/2024	186,000	188,273
3.88%, 08/15/2025	340,000	347,515
5.00%, 08/15/2045	195,000	204,109
5.70%, 10/15/2040	114,000	126,277
Centel Capital Corp.
9.00%, 10/15/2019	25,000	28,479
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/2027	137,000	135,169
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	130,000	136,819
CF Industries, Inc.
3.40%, 12/01/2021 (C)	215,000	214,740
4.50%, 12/01/2026 (C)	475,000	482,457
5.38%, 03/15/2044	210,000	183,225
7.13%, 05/01/2020	200,000	217,738
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022	152,000	160,289
4.91%, 07/23/2025	1,036,000	1,094,708
5.38%, 05/01/2047 (C) (G)	500,000	502,281
6.38%, 10/23/2035	544,000	618,393
6.83%, 10/23/2055	120,000	139,429
Chevron Corp.
2.36%, 12/05/2022	50,000	49,448
2.41%, 03/03/2022	200,000	199,643
2.50%, 03/03/2022 (I)	375,000	375,745
2.57%, 05/16/2023	200,000	198,321
2.90%, 03/03/2024	996,000	998,438
3.19%, 06/24/2023	74,000	75,773
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (C)	95,000	95,095
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	91,000	91,708
3.15%, 03/15/2025	131,000	131,237
3.35%, 05/03/2026	63,000	63,753
Cigna Corp.
4.00%, 02/15/2022	480,000	504,453
Cisco Systems, Inc.
1.85%, 09/20/2021	200,000	196,140
2.20%, 02/28/2021	200,000	200,086
2.95%, 02/28/2026	117,000	115,977
3.00%, 06/15/2022	222,000	226,997
Citigroup, Inc.
1.70%, 04/27/2018	300,000	300,127
1.75%, 05/01/2018	112,000	111,968
1.80%, 02/05/2018	169,000	169,087
2.15%, 07/30/2018	82,000	82,282
2.35%, 08/02/2021	192,000	189,022
2.40%, 02/18/2020	135,000	135,472
2.50%, 09/26/2018 - 07/29/2019	305,000	307,741

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citigroup, Inc. (continued)
2.90%, 12/08/2021	$ 300,000	$ 301,144
3.20%, 10/21/2026	194,000	185,573
3.40%, 05/01/2026	490,000	477,436
3.88%, 03/26/2025	100,000	99,346
3.89% (B), 01/10/2028	1,415,000	1,421,307
4.13%, 07/25/2028	48,000	47,201
4.30%, 11/20/2026	460,000	464,410
4.40%, 06/10/2025	573,000	583,839
4.45%, 09/29/2027	415,000	419,998
4.60%, 03/09/2026	415,000	426,173
4.75%, 05/18/2046	400,000	395,151
5.50%, 09/13/2025	115,000	125,725
5.80% (B), 11/15/2019 (H)	195,000	200,850
5.88% (B), 03/27/2020 (H)	395,000	408,578
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	38,458
4.30%, 12/03/2025	60,000	61,840
Cleveland Electric Illuminating Co.
5.50%, 08/15/2024	100,000	114,281
7.88%, 11/01/2017	50,000	51,742
8.88%, 11/15/2018	70,000	77,556
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	226,000	228,133
CMS Energy Corp.
2.95%, 02/15/2027	213,000	201,915
3.45%, 08/15/2027	390,000	388,105
3.88%, 03/01/2024	100,000	103,194
8.75%, 06/15/2019	50,000	57,092
CNA Financial Corp.
7.35%, 11/15/2019	200,000	225,581
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	500,000	523,845
Comcast Cable Communications LLC
8.88%, 05/01/2017	100,000	100,545
Comcast Corp.
1.63%, 01/15/2022	325,000	311,656
2.35%, 01/15/2027	420,000	384,835
2.75%, 03/01/2023	53,000	52,807
3.00%, 02/01/2024	200,000	199,913
3.20%, 07/15/2036	590,000	523,609
3.40%, 07/15/2046	100,000	85,563
4.20%, 08/15/2034	378,000	385,428
4.25%, 01/15/2033	139,000	143,111
4.60%, 08/15/2045	195,000	201,627
4.75%, 03/01/2044	385,000	406,176
6.45%, 03/15/2037	60,000	76,419
6.50%, 11/15/2035	210,000	267,886
7.05%, 03/15/2033	90,000	119,615
Comerica, Inc.
3.80%, 07/22/2026	180,000	180,265
Commonwealth Edison Co.
2.55%, 06/15/2026	275,000	261,430
3.65%, 06/15/2046	81,000	75,863
Connecticut Light & Power Co.
3.20%, 03/15/2027 (I)	130,000	130,672
ConocoPhillips Co.
1.05%, 12/15/2017	70,000	69,737
3.35%, 11/15/2024	150,000	151,211
4.15%, 11/15/2034	235,000	234,902
4.20%, 03/15/2021	172,000	183,402
ConocoPhillips Holding Co.
6.95%, 04/15/2029	130,000	167,979
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	25,000	25,361
4.50%, 12/01/2045	330,000	350,874
Constellation Brands, Inc.
4.25%, 05/01/2023	60,000	63,275

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Consumers Energy Co.
2.85%, 05/15/2022	$ 8,000	$ 8,090
3.25%, 08/15/2046	52,000	46,336
4.35%, 08/31/2064	32,000	31,777
5.65%, 04/15/2020	110,000	121,782
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	35,582	36,961
Costco Wholesale Corp.
2.25%, 02/15/2022	142,000	141,547
Cox Communications, Inc.
3.25%, 12/15/2022 (C)	140,000	137,503
3.35%, 09/15/2026 (C)	67,000	64,821
4.80%, 02/01/2035 (C)	250,000	235,393
Crown Castle International Corp.
3.40%, 02/15/2021	155,000	157,667
3.70%, 06/15/2026	254,000	249,262
4.00%, 03/01/2027	47,000	47,294
4.45%, 02/15/2026	276,000	287,119
4.88%, 04/15/2022	246,000	264,621
5.25%, 01/15/2023	80,000	87,299
Crown Castle Towers LLC
3.22%, 05/15/2042 (C)	104,000	105,585
CSX Corp.
2.60%, 11/01/2026	660,000	618,306
3.40%, 08/01/2024	200,000	202,874
3.95%, 05/01/2050	46,000	42,009
4.25%, 06/01/2021	23,000	24,481
4.75%, 05/30/2042	27,000	28,272
6.00%, 10/01/2036, MTN	70,000	85,004
7.90%, 05/01/2017	95,000	95,427
CVS Health Corp.
2.13%, 06/01/2021	1,020,000	1,000,498
2.75%, 12/01/2022	80,000	79,146
2.88%, 06/01/2026	652,000	621,800
3.88%, 07/20/2025	280,000	288,497
4.00%, 12/05/2023	138,000	144,926
5.30%, 12/05/2043	47,000	52,541
CVS Pass-Through Trust
4.70%, 01/10/2036 (C)	63,798	66,299
5.93%, 01/10/2034 (C)	221,736	253,264
6.20%, 10/10/2025 (C)	106,659	119,202
Daimler Finance North America LLC
2.25%, 09/03/2019 (C)	150,000	150,502
2.38%, 08/01/2018 (C)	151,000	152,087
2.45%, 05/18/2020 (C) (I)	640,000	640,806
2.88%, 03/10/2021 (C)	250,000	252,277
Danaher Corp.
2.40%, 09/15/2020	56,000	56,587
DDR Corp.
3.38%, 05/15/2023	170,000	164,304
3.50%, 01/15/2021	475,000	480,291
3.63%, 02/01/2025	100,000	96,201
Deere & Co.
2.60%, 06/08/2022	15,000	15,019
3.90%, 06/09/2042	13,000	12,983
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	46,065
4.15%, 05/15/2045	140,000	143,672
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	24,601	25,984
Devon Energy Corp.
3.25%, 05/15/2022 (I)	139,000	137,698
4.75%, 05/15/2042	24,000	23,116
5.00%, 06/15/2045	145,000	145,483
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	49,917

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
4.42%, 06/15/2021 (C)	$ 583,000	$ 609,669
5.45%, 06/15/2023 (C)	152,000	164,010
6.02%, 06/15/2026 (C)	843,000	919,023
Discover Bank
3.20%, 08/09/2021	850,000	860,793
4.20%, 08/08/2023	350,000	364,494
4.25%, 03/13/2026	250,000	256,851
Discovery Communications LLC
3.30%, 05/15/2022	190,000	189,246
3.80%, 03/13/2024	560,000	555,237
4.38%, 06/15/2021	137,000	144,343
4.95%, 05/15/2042	50,000	45,185
Dominion Gas Holdings LLC
2.50%, 12/15/2019	100,000	101,120
2.80%, 11/15/2020	59,000	59,729
4.60%, 12/15/2044	157,000	157,429
Dominion Resources, Inc.
2.75%, 01/15/2022 (I)	132,000	131,317
2.85%, 08/15/2026	497,000	464,081
4.90%, 08/01/2041	11,000	11,622
5.25%, 08/01/2033	90,000	98,051
6.30%, 03/15/2033	50,000	59,977
Dow Chemical Co.
3.00%, 11/15/2022	38,000	38,390
4.13%, 11/15/2021	38,000	40,319
5.25%, 11/15/2041	17,000	18,618
8.55%, 05/15/2019	40,000	45,344
8.85%, 09/15/2021	190,000	232,884
DTE Electric Co.
2.65%, 06/15/2022	13,000	12,992
3.70%, 03/15/2045	123,000	118,063
3.95%, 06/15/2042	20,000	19,597
DTE Energy Co.
2.40%, 12/01/2019	31,000	31,190
3.50%, 06/01/2024	111,000	111,236
3.85%, 12/01/2023	64,000	66,174
Duke Energy Carolinas LLC
3.88%, 03/15/2046	190,000	185,771
3.90%, 06/15/2021	100,000	105,791
4.25%, 12/15/2041	17,000	17,598
6.00%, 12/01/2028	100,000	123,852
Duke Energy Corp.
2.65%, 09/01/2026	160,000	149,075
3.75%, 04/15/2024	150,000	154,282
Duke Energy Florida LLC
5.90%, 03/01/2033	60,000	70,992
Duke Energy Indiana LLC
3.75%, 05/15/2046	290,000	274,099
Duke Energy Ohio, Inc.
3.70%, 06/15/2046	215,000	201,106
3.80%, 09/01/2023	136,000	143,329
Duke Energy Progress LLC
2.80%, 05/15/2022	32,000	32,414
3.00%, 09/15/2021	67,000	68,544
3.25%, 08/15/2025	106,000	107,373
3.70%, 10/15/2046	113,000	108,013
4.15%, 12/01/2044	450,000	456,963
4.20%, 08/15/2045	130,000	132,404
4.38%, 03/30/2044	44,000	46,138
5.70%, 04/01/2035	100,000	120,484
Duke Realty, LP
3.25%, 06/30/2026	36,000	34,897
3.88%, 02/15/2021	500,000	519,061
4.38%, 06/15/2022	146,000	155,191

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
E.I. du Pont de Nemours & Co.
4.15%, 02/15/2043	$ 44,000	$ 42,923
5.60%, 12/15/2036	40,000	46,233
6.00%, 07/15/2018	30,000	31,735
Eaton Corp.
1.50%, 11/02/2017	27,000	26,996
4.00%, 11/02/2032	21,000	21,283
5.80%, 03/15/2037	130,000	149,706
6.95%, 03/20/2019	60,000	65,620
eBay, Inc.
2.60%, 07/15/2022 (I)	450,000	443,708
3.45%, 08/01/2024	139,000	139,078
Ecolab, Inc.
1.45%, 12/08/2017	103,000	102,886
2.25%, 01/12/2020	80,000	80,393
3.25%, 01/14/2023	66,000	67,116
5.50%, 12/08/2041	110,000	130,018
Edison International
2.95%, 03/15/2023	200,000	199,754
Emera US Finance, LP
3.55%, 06/15/2026	270,000	265,417
4.75%, 06/15/2046	235,000	237,129
Energy Transfer Partners, LP
3.60%, 02/01/2023	106,000	105,359
4.05%, 03/15/2025	118,000	116,676
4.20%, 04/15/2027	96,000	94,847
4.90%, 02/01/2024	120,000	124,683
5.15%, 02/01/2043	315,000	294,102
6.05%, 06/01/2041	325,000	336,421
6.50%, 02/01/2042	36,000	38,864
Eni USA, Inc.
7.30%, 11/15/2027	150,000	186,451
EnLink Midstream Partners, LP
4.15%, 06/01/2025	245,000	242,052
5.05%, 04/01/2045	58,000	54,617
Entergy Arkansas, Inc.
3.05%, 06/01/2023	158,000	158,536
3.50%, 04/01/2026	61,000	62,451
Entergy Corp.
2.95%, 09/01/2026	285,000	270,207
4.00%, 07/15/2022	285,000	298,525
Entergy Louisiana LLC
2.40%, 10/01/2026	118,000	110,630
3.05%, 06/01/2031	107,000	101,385
Entergy Mississippi, Inc.
2.85%, 06/01/2028	251,000	238,741
Enterprise Products Operating LLC
3.35%, 03/15/2023	204,000	205,708
3.75%, 02/15/2025	193,000	194,101
3.90%, 02/15/2024	265,000	271,222
4.85%, 03/15/2044	166,000	167,890
4.90%, 05/15/2046	670,000	685,792
4.95%, 10/15/2054	35,000	34,895
5.10%, 02/15/2045	65,000	67,890
5.75%, 03/01/2035	100,000	110,050
5.95%, 02/01/2041	36,000	41,154
7.55%, 04/15/2038	120,000	159,087
EOG Resources, Inc.
2.63%, 03/15/2023	47,000	45,872
4.10%, 02/01/2021	80,000	84,434
Equifax, Inc.
2.30%, 06/01/2021	59,000	58,096
Equity Commonwealth
6.65%, 01/15/2018	110,000	111,457
ERAC USA Finance LLC
4.20%, 11/01/2046 (C)	235,000	213,672
4.50%, 08/16/2021 - 02/15/2045 (C)	285,000	289,375
5.25%, 10/01/2020 (C)	8,000	8,669

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ERAC USA Finance LLC (continued)
5.63%, 03/15/2042 (C)	$ 37,000	$ 40,794
6.70%, 06/01/2034 (C)	44,000	53,403
ERP Operating, LP
2.38%, 07/01/2019	32,000	32,208
2.85%, 11/01/2026	96,000	90,514
3.00%, 04/15/2023	150,000	148,482
4.63%, 12/15/2021	19,000	20,483
Everett Spinco, Inc.
4.25%, 04/15/2024 (C)	99,000	100,666
Exelon Corp.
2.45%, 04/15/2021	55,000	54,342
3.40%, 04/15/2026	63,000	61,962
3.50%, 06/01/2022 (G)	715,000	721,601
3.95%, 06/15/2025	245,000	251,916
Exelon Generation Co. LLC
2.95%, 01/15/2020	525,000	532,216
3.40%, 03/15/2022	246,000	248,004
Express Scripts Holding Co.
3.00%, 07/15/2023	51,000	49,297
3.40%, 03/01/2027	530,000	499,143
3.50%, 06/15/2024	90,000	88,644
4.50%, 02/25/2026	144,000	147,709
4.80%, 07/15/2046	62,000	59,402
Exxon Mobil Corp.
2.40%, 03/06/2022	144,000	144,026
2.73%, 03/01/2023	351,000	352,096
4.11%, 03/01/2046	128,000	131,589
FedEx Corp.
3.90%, 02/01/2035	223,000	214,337
4.10%, 02/01/2045	645,000	597,381
Fifth Third Bancorp
2.88%, 07/27/2020	205,000	208,262
Fifth Third Bank
2.38%, 04/25/2019	300,000	302,192
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (C)	500,000	519,596
Florida Power & Light Co.
4.95%, 06/01/2035	70,000	79,792
5.13%, 06/01/2041	30,000	34,632
5.63%, 04/01/2034	100,000	120,889
Fluor Corp.
3.38%, 09/15/2021	149,000	153,716
Ford Motor Co.
5.29%, 12/08/2046	195,000	194,552
7.45%, 07/16/2031	520,000	655,885
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	200,000	199,949
2.24%, 06/15/2018	200,000	200,683
2.38%, 01/16/2018 - 03/12/2019	400,000	401,563
2.46%, 03/27/2020	250,000	249,324
2.88%, 10/01/2018	200,000	202,367
3.00%, 06/12/2017	200,000	200,566
3.34%, 03/28/2022	507,000	508,776
3.66%, 09/08/2024	690,000	678,588
3.81%, 01/09/2024	200,000	200,638
4.13%, 08/04/2025	210,000	211,024
4.39%, 01/08/2026, MTN	440,000	449,398
Forest Laboratories LLC
5.00%, 12/15/2021 (C)	269,000	291,497
Freeport Minerals Corp.
7.13%, 11/01/2027	200,000	209,250
Freeport-McMoRan, Inc.
3.55%, 03/01/2022 (I)	170,000	157,675
General Electric Co.
2.10%, 12/11/2019	86,000	86,811
2.20%, 01/09/2020, MTN	172,000	173,857
2.30%, 04/27/2017, MTN	187,000	187,119

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Electric Co. (continued)
2.70%, 10/09/2022	$ 34,000	$ 34,255
3.10%, 01/09/2023, MTN	158,000	162,397
3.15%, 09/07/2022, MTN	250,000	258,027
3.38%, 03/11/2024	292,000	302,430
4.38%, 09/16/2020, MTN	104,000	111,781
4.65%, 10/17/2021, MTN	222,000	243,682
5.00% (B), 01/21/2021 (H)	360,000	379,800
5.50%, 01/08/2020, MTN	60,000	65,759
5.63%, 09/15/2017 - 05/01/2018, MTN	240,000	248,320
6.00%, 08/07/2019, MTN	101,000	110,942
6.75%, 03/15/2032, MTN	72,000	97,083
General Motors Co.
4.88%, 10/02/2023	60,000	64,015
5.00%, 04/01/2035	240,000	237,477
5.20%, 04/01/2045	280,000	274,460
6.60%, 04/01/2036	540,000	620,848
General Motors Financial Co., Inc.
3.20%, 07/13/2020 - 07/06/2021	420,000	425,554
3.25%, 05/15/2018	20,000	20,275
3.45%, 01/14/2022	150,000	151,242
3.70%, 05/09/2023	205,000	205,773
4.00%, 01/15/2025 - 10/06/2026	800,000	791,927
4.30%, 07/13/2025	105,000	106,634
4.35%, 01/17/2027	363,000	366,159
Georgia Power Co.
3.25%, 04/01/2026	49,000	47,898
Gilead Sciences, Inc.
2.50%, 09/01/2023	16,000	15,480
2.95%, 03/01/2027	395,000	374,621
3.25%, 09/01/2022	120,000	122,582
3.50%, 02/01/2025	20,000	20,141
3.65%, 03/01/2026	225,000	227,042
3.70%, 04/01/2024	484,000	497,175
4.00%, 09/01/2036	233,000	221,448
4.15%, 03/01/2047	80,000	74,606
4.60%, 09/01/2035	382,000	393,544
Glencore Funding LLC
4.63%, 04/29/2024 (C)	220,000	228,479
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	1,240,000	1,214,435
2.38%, 01/22/2018	565,000	568,097
2.60%, 04/23/2020	186,000	187,048
2.63%, 01/31/2019	291,000	294,282
2.75%, 09/15/2020	66,000	66,547
2.88%, 02/25/2021	80,000	80,518
3.00%, 04/26/2022	925,000	927,265
3.50%, 01/23/2025 - 11/16/2026	1,257,000	1,246,972
3.63%, 01/22/2023	810,000	830,361
3.75%, 05/22/2025	82,000	83,011
3.85%, 07/08/2024, MTN	427,000	437,389
3.85%, 01/26/2027	1,470,000	1,477,169
4.00%, 03/03/2024	40,000	41,471
4.75%, 10/21/2045	100,000	105,355
5.15%, 05/22/2045	573,000	602,071
5.25%, 07/27/2021	50,000	54,846
5.38%, 03/15/2020, MTN	606,000	656,951
5.38% (B), 05/10/2020 (H)	195,000	199,388
5.70% (B), 05/10/2019 (H)	410,000	423,899
5.75%, 01/24/2022	160,000	179,981
5.95%, 01/18/2018	115,000	118,757
6.00%, 06/15/2020, MTN	220,000	243,526
7.50%, 02/15/2019, MTN	435,000	477,395
Great Plains Energy, Inc.
4.85%, 06/01/2021	74,000	78,960
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (C)	39,000	38,500
3.48%, 06/15/2050 (C)	36,000	36,014

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Guardian Life Global Funding
2.00%, 04/26/2021 (C)	$ 150,000	$ 146,553
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (C)	44,000	42,921
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	250,000	254,803
Halliburton Co.
3.50%, 08/01/2023	107,000	108,931
3.80%, 11/15/2025	525,000	531,612
4.85%, 11/15/2035	157,000	165,774
7.60%, 08/15/2096 (C)	40,000	50,336
8.75%, 02/15/2021	100,000	121,149
Harris Corp.
2.70%, 04/27/2020	685,000	691,299
3.83%, 04/27/2025	685,000	697,327
4.85%, 04/27/2035	70,000	74,777
5.05%, 04/27/2045	45,000	49,236
HCP, Inc.
3.40%, 02/01/2025	38,000	36,835
3.75%, 02/01/2019	200,000	205,043
3.88%, 08/15/2024	497,000	499,774
4.00%, 06/01/2025	407,000	408,208
4.20%, 03/01/2024	127,000	130,049
Hess Corp.
4.30%, 04/01/2027	275,000	270,108
5.80%, 04/01/2047	310,000	320,374
6.00%, 01/15/2040	150,000	154,180
7.13%, 03/15/2033	150,000	172,057
Historic TW, Inc.
6.63%, 05/15/2029	72,000	87,829
Home Depot, Inc.
2.13%, 09/15/2026	54,000	50,108
2.63%, 06/01/2022	150,000	151,224
3.00%, 04/01/2026	53,000	52,907
3.50%, 09/15/2056	327,000	285,472
3.75%, 02/15/2024	110,000	116,544
4.20%, 04/01/2043	103,000	106,133
Hospitality Properties Trust
4.50%, 06/15/2023	78,000	80,674
4.95%, 02/15/2027	106,000	108,842
HP, Inc.
3.75%, 12/01/2020	25,000	26,013
4.30%, 06/01/2021	32,000	33,687
4.38%, 09/15/2021	60,000	63,452
4.65%, 12/09/2021	87,000	93,212
HSBC USA, Inc.
1.63%, 01/16/2018	200,000	199,874
2.35%, 03/05/2020	583,000	584,505
Huntington Bancshares, Inc.
2.30%, 01/14/2022	271,000	264,112
Huntington National Bank
2.00%, 06/30/2018	250,000	250,633
2.20%, 11/06/2018	250,000	251,060
Hyundai Capital America
2.00%, 07/01/2019 (C)	64,000	63,425
2.40%, 10/30/2018 (C)	120,000	120,377
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	103,808
4.88%, 09/15/2041	192,000	216,769
Indiana Michigan Power Co.
3.20%, 03/15/2023	120,000	121,234
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/2019	71,000	72,166
Intel Corp.
2.60%, 05/19/2026	975,000	935,296
3.10%, 07/29/2022	15,000	15,417

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Intel Corp. (continued)
3.30%, 10/01/2021	$ 15,000	$ 15,594
3.70%, 07/29/2025	104,000	108,730
4.00%, 12/15/2032	181,000	189,838
4.10%, 05/19/2046	30,000	29,918
4.80%, 10/01/2041	33,000	36,552
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	147,000	148,703
4.00%, 10/15/2023	115,000	121,586
International Business Machines Corp.
1.80%, 05/17/2019	100,000	100,440
2.25%, 02/19/2021	279,000	280,308
7.00%, 10/30/2025	50,000	64,183
International Lease Finance Corp.
3.88%, 04/15/2018	614,000	625,989
5.88%, 08/15/2022	150,000	167,082
8.63%, 01/15/2022	360,000	440,501
International Paper Co.
3.00%, 02/15/2027	150,000	140,235
7.30%, 11/15/2039	100,000	129,089
8.70%, 06/15/2038	70,000	100,271
ITC Holdings Corp.
3.25%, 06/30/2026	150,000	145,716
3.65%, 06/15/2024	205,000	206,548
Jackson National Life Global Funding
1.88%, 10/15/2018 (C)	113,000	113,220
2.25%, 04/29/2021 (C)	730,000	720,378
3.05%, 04/29/2026 (C)	81,000	78,333
3.25%, 01/30/2024 (C)	29,000	29,160
4.70%, 06/01/2018 (C)	100,000	103,282
JB Hunt Transport Services, Inc.
3.30%, 08/15/2022	535,000	543,645
Jefferies Group LLC
4.85%, 01/15/2027	52,000	53,081
6.88%, 04/15/2021	245,000	279,690
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (C)	320,000	332,902
6.15%, 06/01/2037	80,000	92,756
John Deere Capital Corp.
1.20%, 10/10/2017	41,000	40,970
1.35%, 01/16/2018, MTN	63,000	63,041
1.60%, 07/13/2018, MTN	179,000	179,209
1.70%, 01/15/2020	30,000	29,784
2.45%, 09/11/2020, MTN	163,000	164,353
2.75%, 03/15/2022, MTN	25,000	25,198
2.80%, 03/04/2021, MTN	1,125,000	1,148,194
3.15%, 10/15/2021, MTN	20,000	20,510
3.35%, 06/12/2024, MTN	166,000	170,419
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	72,558	77,790
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	47,294
5.30%, 10/01/2041	60,000	63,756
Kerr-McGee Corp.
7.88%, 09/15/2031	180,000	230,700
KeyBank NA
3.40%, 05/20/2026, MTN	405,000	393,857
KeyCorp
2.90%, 09/15/2020, MTN	84,000	85,357
5.10%, 03/24/2021, MTN	141,000	153,872
KeySpan Gas East Corp.
2.74%, 08/15/2026 (C)	402,000	384,259
Kimberly-Clark Corp.
2.40%, 03/01/2022 - 06/01/2023	114,000	112,580
Kimco Realty Corp.
3.13%, 06/01/2023	555,000	546,240
3.20%, 05/01/2021	175,000	176,962
3.80%, 04/01/2027	415,000	413,205

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kinder Morgan Energy Partners, LP
5.63%, 09/01/2041	$ 230,000	$ 230,207
Kinder Morgan Finance Co. LLC
6.00%, 01/15/2018 (C)	675,000	696,087
Kinder Morgan, Inc.
5.30%, 12/01/2034	170,000	170,607
5.55%, 06/01/2045	140,000	143,045
Kraft Heinz Foods Co.
2.80%, 07/02/2020	350,000	354,766
3.50%, 06/06/2022	101,000	103,316
3.95%, 07/15/2025	243,000	246,690
4.38%, 06/01/2046	615,000	577,118
5.00%, 06/04/2042	100,000	101,801
5.20%, 07/15/2045	369,000	385,144
6.13%, 08/23/2018	65,000	68,730
6.50%, 02/09/2040	100,000	120,097
6.88%, 01/26/2039	164,000	204,589
Kroger Co.
2.65%, 10/15/2026	255,000	234,897
3.30%, 01/15/2021	147,000	150,547
3.40%, 04/15/2022	95,000	97,069
3.88%, 10/15/2046	440,000	394,909
4.00%, 02/01/2024	90,000	93,455
6.15%, 01/15/2020	30,000	33,084
7.50%, 04/01/2031	230,000	307,459
8.00%, 09/15/2029	125,000	168,682
L3 Technologies, Inc.
3.85%, 12/15/2026	152,000	154,114
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	138,000	138,625
Legg Mason, Inc.
3.95%, 07/15/2024 (I)	115,000	115,966
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 (C)	100,000	108,650
Liberty Mutual Insurance Co.
7.88%, 10/15/2026 (C)	220,000	278,184
Liberty Property, LP
3.25%, 10/01/2026	54,000	51,762
4.40%, 02/15/2024	95,000	100,071
Lincoln National Corp.
4.00%, 09/01/2023	100,000	104,468
4.20%, 03/15/2022	206,000	217,421
Lockheed Martin Corp.
2.90%, 03/01/2025	135,000	131,764
3.10%, 01/15/2023	73,000	73,999
3.55%, 01/15/2026	405,000	411,619
3.80%, 03/01/2045	350,000	328,691
4.07%, 12/15/2042	108,000	106,020
4.50%, 05/15/2036	250,000	265,508
4.85%, 09/15/2041	12,000	13,041
6.15%, 09/01/2036	89,000	112,233
Lowe’s Cos., Inc.
3.13%, 09/15/2024	50,000	50,918
3.38%, 09/15/2025	179,000	182,820
4.38%, 09/15/2045	165,000	170,969
4.65%, 04/15/2042	43,000	45,883
5.13%, 11/15/2041	13,000	14,865
5.50%, 10/15/2035	110,000	130,208
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	405,000	377,820
4.30%, 02/15/2043	180,000	144,045
4.50%, 12/15/2034	34,000	29,556
6.38%, 03/15/2037	89,000	90,519
6.70%, 07/15/2034	69,000	71,300
7.45%, 07/15/2017	40,000	40,699

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Magellan Midstream Partners, LP
3.20%, 03/15/2025	$ 59,000	$ 57,084
4.20%, 12/01/2042	75,000	68,303
4.25%, 02/01/2021 - 09/15/2046	274,000	284,365
5.00%, 03/01/2026	250,000	275,201
5.15%, 10/15/2043	212,000	222,386
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	258,363
Marathon Oil Corp.
2.80%, 11/01/2022 (I)	100,000	96,082
Marathon Petroleum Corp.
3.63%, 09/15/2024	96,000	94,514
4.75%, 09/15/2044	140,000	126,615
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	191,000	191,829
2.75%, 01/30/2022	19,000	19,107
3.30%, 03/14/2023	25,000	25,465
3.50%, 03/10/2025	93,000	94,279
Masco Corp.
3.50%, 04/01/2021	150,000	152,642
Massachusetts Electric Co.
4.00%, 08/15/2046 (C)	113,000	109,973
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (C)	33,000	37,782
7.63%, 11/15/2023 (C)	250,000	298,680
MassMutual Global Funding II
2.00%, 04/05/2017 - 04/15/2021 (C)	560,000	551,313
2.10%, 08/02/2018 (C)	112,000	112,675
2.50%, 10/17/2022 (C)	100,000	98,114
McDonald’s Corp.
3.70%, 02/15/2042, MTN	220,000	197,731
4.70%, 12/09/2035, MTN	39,000	40,866
6.30%, 10/15/2037, MTN	71,000	88,370
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	238,000	249,359
4.60%, 06/01/2044	70,000	72,733
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	94,262
Medtronic, Inc.
3.13%, 03/15/2022	72,000	73,649
3.15%, 03/15/2022	68,000	69,985
4.38%, 03/15/2035	714,000	748,497
Merck & Co., Inc.
2.35%, 02/10/2022	86,000	85,974
2.40%, 09/15/2022	23,000	22,838
2.80%, 05/18/2023	18,000	18,074
3.70%, 02/10/2045	20,000	19,003
MetLife, Inc.
3.00%, 03/01/2025	290,000	285,788
4.05%, 03/01/2045	55,000	53,334
4.13%, 08/13/2042	440,000	428,382
5.25% (B), 06/15/2020 (H)	485,000	500,318
6.40%, 12/15/2066	60,000	65,850
Metropolitan Edison Co.
4.00%, 04/15/2025 (C)	85,000	85,712
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (C)	100,000	99,825
3.00%, 01/10/2023 (C)	150,000	150,746
3.65%, 06/14/2018 (C)	120,000	122,794
3.88%, 04/11/2022 (C)	300,000	316,853
Microsoft Corp.
0.88%, 11/15/2017	22,000	21,931
2.38%, 02/12/2022 - 05/01/2023	176,000	174,705
2.40%, 08/08/2026	725,000	685,973
2.88%, 02/06/2024	458,000	460,943
3.30%, 02/06/2027	167,000	169,563
3.50%, 02/12/2035	68,000	65,426
3.70%, 08/08/2046	355,000	333,242

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Microsoft Corp. (continued)
3.75%, 02/12/2045	$ 480,000	$ 455,345
3.95%, 08/08/2056	88,000	82,242
4.00%, 02/12/2055	71,000	67,043
4.10%, 02/06/2037	1,006,000	1,038,243
4.50%, 02/06/2057	233,000	239,870
MidAmerican Energy Co.
3.10%, 05/01/2027	193,000	192,509
3.50%, 10/15/2024	122,000	126,507
3.95%, 08/01/2047	88,000	87,885
Molson Coors Brewing Co.
3.00%, 07/15/2026	105,000	99,848
Monsanto Co.
4.70%, 07/15/2064	18,000	16,840
Morgan Stanley
1.88%, 01/05/2018	99,000	99,174
2.21% (B), 01/20/2022	955,000	964,366
2.38%, 07/23/2019, MTN	355,000	357,190
2.63%, 11/17/2021, MTN	955,000	948,707
2.65%, 01/27/2020	444,000	448,236
2.80%, 06/16/2020	284,000	287,445
3.63%, 01/20/2027	875,000	868,609
3.70%, 10/23/2024, MTN	167,000	169,400
3.95%, 04/23/2027	365,000	361,492
4.00%, 07/23/2025, MTN	231,000	238,195
4.30%, 01/27/2045	329,000	325,420
4.35%, 09/08/2026, MTN	300,000	307,282
4.38%, 01/22/2047	315,000	315,228
5.00%, 11/24/2025	334,000	358,643
5.45% (B), 07/15/2019 (H)	735,000	748,303
5.50%, 07/28/2021, MTN	620,000	687,550
5.63%, 09/23/2019, MTN	470,000	507,502
5.95%, 12/28/2017, MTN	100,000	103,116
6.63%, 04/01/2018, MTN	100,000	104,668
7.30%, 05/13/2019, MTN	470,000	519,545
Mosaic Co.
4.25%, 11/15/2023	207,000	214,476
4.88%, 11/15/2041	13,000	12,057
5.45%, 11/15/2033	255,000	267,497
5.63%, 11/15/2043	140,000	144,149
MPLX, LP
4.00%, 02/15/2025	70,000	69,370
4.13%, 03/01/2027	290,000	288,743
4.88%, 12/01/2024	165,000	173,570
5.20%, 03/01/2047	136,000	136,852
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	11,000	10,990
3.00%, 02/10/2025	105,000	101,571
MUFG Union Bank NA
2.63%, 09/26/2018	275,000	277,866
Mylan, Inc.
2.60%, 06/24/2018	155,000	156,177
3.13%, 01/15/2023 (C)	885,000	858,540
5.40%, 11/29/2043	40,000	41,561
Nabors Industries, Inc.
4.63%, 09/15/2021	170,000	171,488
5.00%, 09/15/2020	110,000	113,781
National Oilwell Varco, Inc.
1.35%, 12/01/2017	29,000	28,920
National Retail Properties, Inc.
3.60%, 12/15/2026	124,000	122,339
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/2023	405,000	401,242
2.85%, 01/27/2025	235,000	231,976
2.95%, 02/07/2024	416,000	416,862
National Semiconductor Corp.
6.60%, 06/15/2017	60,000	60,639

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (C)	$ 250,000	$ 351,590
9.38%, 08/15/2039 (C)	80,000	128,199
NBCUniversal Media LLC
4.38%, 04/01/2021	150,000	161,099
Nevada Power Co.
5.45%, 05/15/2041	40,000	46,621
6.50%, 08/01/2018	25,000	26,579
6.65%, 04/01/2036	100,000	131,949
7.13%, 03/15/2019	50,000	55,118
New York Life Global Funding
1.55%, 11/02/2018 (C)	286,000	285,516
2.00%, 04/13/2021 (C)	230,000	226,385
2.35%, 07/14/2026 (C)	75,000	70,366
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (C)	238,000	236,758
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	106,000	106,839
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (C)	141,000	144,313
NiSource Finance Corp.
3.85%, 02/15/2023	50,000	51,525
4.80%, 02/15/2044	280,000	294,332
5.65%, 02/01/2045	89,000	104,098
5.80%, 02/01/2042	67,000	77,958
6.25%, 12/15/2040	100,000	121,550
6.80%, 01/15/2019	80,000	86,545
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 (C)	214,000	213,824
1.90%, 09/14/2021 (C)	78,000	75,451
Noble Energy, Inc.
4.15%, 12/15/2021	90,000	94,433
5.05%, 11/15/2044	212,000	216,788
5.25%, 11/15/2043	110,000	114,388
5.63%, 05/01/2021	88,000	90,663
Nordstrom, Inc.
4.00%, 10/15/2021 (I)	21,000	21,860
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	11,299
3.85%, 01/15/2024	125,000	130,878
3.95%, 10/01/2042	25,000	24,074
6.00%, 05/23/2111	96,000	111,283
7.05%, 05/01/2037	100,000	133,513
Northern States Power Co.
6.25%, 06/01/2036	70,000	90,263
Northrop Grumman Corp.
1.75%, 06/01/2018	40,000	40,066
3.20%, 02/01/2027	112,000	110,942
3.85%, 04/15/2045	44,000	41,421
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	80,000	112,929
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	155,242	171,543
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	79,575
3.40%, 05/06/2024	165,000	170,293
Nucor Corp.
4.00%, 08/01/2023	70,000	73,999
5.20%, 08/01/2043	202,000	229,579
6.40%, 12/01/2037	200,000	254,277
Occidental Petroleum Corp.
2.70%, 02/15/2023	88,000	86,964
3.40%, 04/15/2026	35,000	34,932
3.50%, 06/15/2025	68,000	68,669
4.63%, 06/15/2045	26,000	27,179
Ohio Power Co.
6.60%, 03/01/2033	65,000	80,713

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019	$ 165,000	$ 165,838
2.95%, 04/01/2025	45,000	44,575
6.80%, 09/01/2018	50,000	53,461
7.00%, 09/01/2022	50,000	60,318
ONEOK Partners, LP
3.20%, 09/15/2018	105,000	106,465
3.38%, 10/01/2022	30,000	30,028
4.90%, 03/15/2025	450,000	476,347
5.00%, 09/15/2023	65,000	69,681
6.13%, 02/01/2041	385,000	425,694
6.65%, 10/01/2036	220,000	256,060
Oracle Corp.
2.38%, 01/15/2019	91,000	92,252
2.40%, 09/15/2023	1,662,000	1,617,806
2.50%, 05/15/2022 - 10/15/2022	691,000	688,629
2.65%, 07/15/2026	510,000	485,626
2.95%, 05/15/2025	400,000	394,827
3.85%, 07/15/2036	455,000	444,571
3.90%, 05/15/2035	30,000	29,625
4.00%, 07/15/2046	135,000	128,793
4.30%, 07/08/2034	573,000	594,756
6.13%, 07/08/2039	65,000	82,282
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45,000	44,311
2.95%, 03/01/2026	115,000	112,127
3.25%, 09/15/2021	11,000	11,256
3.40%, 08/15/2024	130,000	132,361
3.50%, 06/15/2025	224,000	228,942
4.00%, 12/01/2046	92,000	90,366
4.30%, 03/15/2045	260,000	267,684
4.45%, 04/15/2042	17,000	17,862
4.50%, 12/15/2041	48,000	50,042
6.05%, 03/01/2034	170,000	212,826
8.25%, 10/15/2018	45,000	49,267
Pacific Life Insurance Co.
9.25%, 06/15/2039 (C)	245,000	380,832
PacifiCorp
5.50%, 01/15/2019	50,000	53,246
6.25%, 10/15/2037	20,000	25,898
Parker-Hannifin Corp.
3.25%, 03/01/2027 (C)	225,000	223,594
3.30%, 11/21/2024, MTN	37,000	37,623
4.10%, 03/01/2047 (C)	252,000	253,513
4.45%, 11/21/2044, MTN	37,000	39,059
PECO Energy Co.
2.38%, 09/15/2022	100,000	98,595
Pennsylvania Electric Co.
6.05%, 09/01/2017	40,000	40,653
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 (C)	26,000	26,147
3.38%, 02/01/2022 (C)	184,000	186,703
4.20%, 04/01/2027 (C)	400,000	407,268
4.25%, 01/17/2023 (C)	150,000	156,272
4.88%, 07/11/2022 (C)	100,000	107,951
PepsiCo, Inc.
1.25%, 08/13/2017	86,000	86,008
2.75%, 03/01/2023	725,000	727,307
3.10%, 07/17/2022	113,000	116,090
3.45%, 10/06/2046	515,000	465,958
4.60%, 07/17/2045	39,000	42,419
4.88%, 11/01/2040	17,000	19,140
Pfizer, Inc.
3.00%, 12/15/2026	210,000	207,930
4.00%, 12/15/2036	305,000	307,935

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Philip Morris International, Inc.
2.00%, 02/21/2020	$ 675,000	$ 673,316
2.13%, 05/10/2023	385,000	367,160
3.25%, 11/10/2024	590,000	593,069
Phillips 66
2.95%, 05/01/2017	21,000	21,024
4.30%, 04/01/2022	16,000	16,963
4.88%, 11/15/2044	590,000	592,508
Phillips 66 Partners, LP
3.55%, 10/01/2026	34,000	32,475
4.90%, 10/01/2046	209,000	198,991
Piedmont Natural Gas Co., Inc.
3.64%, 11/01/2046	220,000	196,719
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	175,000	169,394
3.65%, 06/01/2022	53,000	53,738
4.30%, 01/31/2043	121,000	103,055
4.65%, 10/15/2025	400,000	412,039
5.75%, 01/15/2020	700,000	756,790
PNC Bank NA
6.88%, 04/01/2018	250,000	262,087
PNC Financial Services Group, Inc.
5.13%, 02/08/2020	100,000	108,065
PPG Industries, Inc.
3.60%, 11/15/2020	50,000	52,343
PPL Capital Funding, Inc.
3.50%, 12/01/2022	750,000	767,046
4.20%, 06/15/2022	50,000	52,618
5.00%, 03/15/2044	240,000	253,790
PPL Electric Utilities Corp.
4.13%, 06/15/2044	42,000	42,513
Praxair, Inc.
2.65%, 02/05/2025 (I)	65,000	63,934
Precision Castparts Corp.
3.25%, 06/15/2025	160,000	161,582
4.20%, 06/15/2035	160,000	163,856
President & Fellows of Harvard College
3.30%, 07/15/2056	214,000	197,791
Pricoa Global Funding I
1.60%, 05/29/2018 (C)	212,000	211,893
2.20%, 05/16/2019 (C)	150,000	150,662
2.55%, 11/24/2020 (C)	235,000	236,018
Principal Life Global Funding II
2.25%, 10/15/2018 (C)	127,000	127,894
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	412,344
3.55%, 01/15/2024	1,505,000	1,603,001
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	22,235
7.00%, 10/30/2031	110,000	144,869
Progressive Corp.
2.45%, 01/15/2027	200,000	187,457
Prologis, LP
3.75%, 11/01/2025	32,000	32,701
Protective Life Global Funding
2.00%, 09/14/2021 (C)	210,000	202,622
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	80,034
Prudential Financial, Inc.
2.35%, 08/15/2019, MTN	200,000	201,949
5.10%, 08/15/2043, MTN	340,000	377,626
5.20% (B), 03/15/2044	245,000	251,554
5.38%, 06/21/2020, MTN	385,000	422,300
5.63% (B), 06/15/2043	100,000	107,150
Prudential Insurance Co. of America
8.30%, 07/01/2025 (C)	300,000	391,282

The notes are an integral part of this report. Transamerica Series Trust	Page 20	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
PSEG Power LLC
2.45%, 11/15/2018	$ 50,000	$ 50,309
4.15%, 09/15/2021	113,000	118,543
4.30%, 11/15/2023	39,000	40,751
Public Service Co. of Colorado
3.55%, 06/15/2046	43,000	39,140
Public Service Co. of New Hampshire
3.50%, 11/01/2023	40,000	41,189
Public Service Co. of Oklahoma
5.15%, 12/01/2019	110,000	117,873
6.63%, 11/15/2037	80,000	102,579
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	93,000	86,612
3.65%, 09/01/2042, MTN	49,000	46,676
Puget Sound Energy, Inc.
6.97% (B), 06/01/2067	405,000	365,006
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	38,414
4.75%, 01/30/2020	160,000	171,112
Qwest Corp.
6.75%, 12/01/2021	67,000	73,449
Raytheon Co.
3.15%, 12/15/2024	56,000	57,132
Realty Income Corp.
3.00%, 01/15/2027	215,000	201,662
3.25%, 10/15/2022	260,000	262,511
4.65%, 03/15/2047	113,000	115,602
Regions Financial Corp.
3.20%, 02/08/2021	118,000	119,997
Reliance Standard Life Global Funding II
2.38%, 05/04/2020 (C)	540,000	535,790
3.05%, 01/20/2021 (C)	104,000	104,865
Republic Services, Inc.
2.90%, 07/01/2026	49,000	47,339
3.55%, 06/01/2022	54,000	56,009
5.25%, 11/15/2021	80,000	89,126
5.50%, 09/15/2019	100,000	108,195
Reynolds American, Inc.
4.45%, 06/12/2025	1,176,000	1,237,867
Roche Holdings, Inc.
3.35%, 09/30/2024 (C)	200,000	205,521
Rockwell Collins, Inc.
2.80%, 03/15/2022 (G)	390,000	390,530
3.20%, 03/15/2024 (G)	350,000	349,600
3.50%, 03/15/2027 (G)	160,000	160,046
4.35%, 04/15/2047 (G)	140,000	139,814
Roper Technologies, Inc.
3.00%, 12/15/2020	46,000	46,865
3.80%, 12/15/2026	233,000	234,022
Ryder System, Inc.
2.50%, 03/01/2018, MTN	10,000	10,060
2.88%, 09/01/2020, MTN	144,000	145,744
3.50%, 06/01/2017, MTN	121,000	121,356
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	420,000	457,716
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	32,552
6.00%, 06/01/2026	75,000	90,739
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (C)	154,000	159,830
4.00%, 12/21/2025 (C)	447,000	465,853
Sempra Energy
2.40%, 03/15/2020	250,000	250,905
2.88%, 10/01/2022	28,000	27,891
3.55%, 06/15/2024	118,000	119,498
4.05%, 12/01/2023	96,000	100,045
9.80%, 02/15/2019	140,000	159,683

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
SES Global Americas Holdings GP
2.50%, 03/25/2019 (C)	$ 55,000	$ 54,715
Sierra Pacific Power Co.
2.60%, 05/01/2026	520,000	498,334
Simon Property Group, LP
2.15%, 09/15/2017	158,000	158,267
3.75%, 02/01/2024	250,000	259,299
4.13%, 12/01/2021	27,000	28,601
4.38%, 03/01/2021	60,000	63,884
Smithfield Foods, Inc.
4.25%, 02/01/2027 (C)	47,000	47,553
Southern California Edison Co.
1.85%, 02/01/2022	55,000	54,291
3.60%, 02/01/2045	205,000	193,650
3.88%, 06/01/2021 (I)	18,000	19,028
3.90%, 12/01/2041	50,000	48,409
4.05%, 03/15/2042	75,000	75,969
Southern Co.
2.15%, 09/01/2019	100,000	99,984
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	46,039
3.25%, 06/15/2026	323,000	314,306
3.50%, 09/15/2021	182,000	187,644
3.95%, 10/01/2046	49,000	44,464
4.40%, 06/01/2043	79,000	77,698
5.25%, 08/15/2019	230,000	245,032
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (C)	77,000	77,823
8.00%, 03/01/2032	140,000	186,728
Southern Power Co.
4.15%, 12/01/2025	48,000	49,605
4.95%, 12/15/2046	290,000	286,747
5.15%, 09/15/2041	165,000	166,523
Southwest Gas Corp.
3.80%, 09/29/2046	100,000	92,170
Southwestern Electric Power Co.
2.75%, 10/01/2026	200,000	189,159
3.90%, 04/01/2045	335,000	316,272
6.45%, 01/15/2019	50,000	53,769
Southwestern Public Service Co.
4.50%, 08/15/2041	70,000	74,442
6.00%, 10/01/2036	97,000	117,058
8.75%, 12/01/2018	80,000	88,656
Spectra Energy Capital LLC
3.30%, 03/15/2023	189,000	186,775
5.65%, 03/01/2020	190,000	203,358
7.50%, 09/15/2038	90,000	107,654
8.00%, 10/01/2019	100,000	112,950
Spectra Energy Partners, LP
2.95%, 09/25/2018	71,000	71,939
3.38%, 10/15/2026	135,000	128,509
3.50%, 03/15/2025	125,000	121,723
4.50%, 03/15/2045	60,000	56,054
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (C)	539,000	537,652
Starbucks Corp.
4.30%, 06/15/2045	105,000	111,349
State Street Corp.
3.10%, 05/15/2023	72,000	72,522
3.55%, 08/18/2025	118,000	121,265
3.70%, 11/20/2023	231,000	241,868
Stryker Corp.
3.50%, 03/15/2026	39,000	39,387
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	36,000	36,648
4.40%, 04/01/2021	120,000	126,282

The notes are an integral part of this report. Transamerica Series Trust	Page 21	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Sunoco Logistics Partners Operations, LP (continued)
4.95%, 01/15/2043	$ 309,000	$ 282,624
5.30%, 04/01/2044	80,000	77,655
5.35%, 05/15/2045	553,000	539,479
6.10%, 02/15/2042	100,000	103,947
SunTrust Bank
3.30%, 05/15/2026	315,000	305,856
7.25%, 03/15/2018	100,000	105,017
SunTrust Banks, Inc.
2.50%, 05/01/2019	39,000	39,405
Swiss Re Treasury US Corp.
4.25%, 12/06/2042 (C)	125,000	123,437
Synchrony Financial
3.70%, 08/04/2026	344,000	333,511
4.25%, 08/15/2024	115,000	117,789
Sysco Corp.
2.50%, 07/15/2021	140,000	139,533
3.75%, 10/01/2025	78,000	79,600
Target Corp.
3.50%, 07/01/2024	77,000	78,854
3.63%, 04/15/2046	215,000	194,049
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	112,000	113,382
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/2020	195,000	193,505
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (C)	129,000	124,884
Texas Gas Transmission LLC
4.50%, 02/01/2021 (C)	155,000	161,729
Texas Health Resources
4.33%, 11/15/2055	250,000	253,905
Texas Instruments, Inc.
1.65%, 08/03/2019	37,000	36,934
Textron, Inc.
3.65%, 03/15/2027	100,000	99,310
3.88%, 03/01/2025	130,000	132,222
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	638,000	607,452
3.15%, 01/15/2023	192,000	192,374
4.15%, 02/01/2024	166,000	174,211
Time Warner Cable LLC
5.00%, 02/01/2020	5,000	5,318
5.50%, 09/01/2041	14,000	14,358
6.55%, 05/01/2037	100,000	114,669
8.75%, 02/14/2019	105,000	117,370
Time Warner Cos., Inc.
7.57%, 02/01/2024	55,000	67,619
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	30,000	40,030
Time Warner, Inc.
3.55%, 06/01/2024	900,000	901,445
3.60%, 07/15/2025	195,000	192,808
3.80%, 02/15/2027	265,000	262,110
4.75%, 03/29/2021	910,000	976,870
5.38%, 10/15/2041	17,000	17,789
Toledo Edison Co.
6.15%, 05/15/2037	130,000	156,676
Toyota Motor Credit Corp.
1.38%, 01/10/2018, MTN	100,000	99,982
1.45%, 01/12/2018, MTN	129,000	128,979
2.10%, 01/17/2019, MTN	174,000	175,482
2.13%, 07/18/2019, MTN	90,000	90,714
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025 (C)	170,000	174,132
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	68,000	64,943

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Tyson Foods, Inc.
3.95%, 08/15/2024	$ 340,000	$ 346,721
UDR, Inc.
2.95%, 09/01/2026, MTN	564,000	526,584
3.70%, 10/01/2020	155,000	159,781
Unilever Capital Corp.
2.00%, 07/28/2026	125,000	113,761
Union Carbide Corp.
7.50%, 06/01/2025	40,000	48,909
7.75%, 10/01/2096	40,000	50,656
Union Pacific Corp.
2.95%, 01/15/2023	21,000	21,300
3.00%, 04/15/2027 (G)	800,000	791,052
3.75%, 03/15/2024	100,000	105,166
4.00%, 04/15/2047 (G)	285,000	281,249
4.15%, 01/15/2045	50,000	50,201
4.16%, 07/15/2022	87,000	93,937
4.30%, 06/15/2042	24,000	24,763
United Airlines Pass-Through Trust
2.88%, 04/07/2030	180,000	173,938
3.10%, 01/07/2030	85,000	83,619
3.45%, 01/07/2030	378,000	370,440
4.30%, 02/15/2027	58,775	61,200
United Parcel Service, Inc.
2.45%, 10/01/2022 (I)	29,000	29,070
United Technologies Corp.
3.75%, 11/01/2046	90,000	84,498
4.15%, 05/15/2045	413,000	413,943
4.50%, 06/01/2042	71,000	75,144
UnitedHealth Group, Inc.
1.63%, 03/15/2019	73,000	72,772
2.75%, 02/15/2023	38,000	37,904
2.88%, 03/15/2023	150,000	150,442
3.10%, 03/15/2026	315,000	312,631
3.35%, 07/15/2022	73,000	75,528
3.38%, 11/15/2021	37,000	38,461
3.75%, 07/15/2025	230,000	240,193
3.95%, 10/15/2042	180,000	175,009
4.63%, 07/15/2035	668,000	728,275
5.80%, 03/15/2036	100,000	123,344
6.63%, 11/15/2037	100,000	133,085
US Bancorp
2.20%, 04/25/2019, MTN	200,000	201,598
2.38%, 07/22/2026, MTN	100,000	93,437
2.63%, 01/24/2022, MTN	37,000	37,140
3.00%, 03/15/2022, MTN	33,000	33,619
5.30% (B), 04/15/2027 (H)	395,000	402,406
US Bank NA
1.35%, 01/26/2018	300,000	299,633
2.13%, 10/28/2019	250,000	251,181
Valero Energy Corp.
7.50%, 04/15/2032	60,000	76,262
Ventas Realty, LP
3.50%, 02/01/2025	45,000	44,046
3.75%, 05/01/2024	88,000	88,391
3.85%, 04/01/2027	563,000	558,593
4.13%, 01/15/2026	68,000	69,014
4.38%, 02/01/2045	30,000	28,106
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	597,000	614,910
Verizon Communications, Inc.
2.63%, 08/15/2026 (I)	440,000	401,783
2.95%, 03/15/2022 (C)	821,000	817,732
3.45%, 03/15/2021	114,000	117,091
3.85%, 11/01/2042	459,000	384,303
4.13%, 03/16/2027 - 08/15/2046	1,916,000	1,859,864
4.27%, 01/15/2036	562,000	520,416

The notes are an integral part of this report. Transamerica Series Trust	Page 22	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Verizon Communications, Inc. (continued)
4.40%, 11/01/2034	$ 371,000	$ 351,074
4.52%, 09/15/2048	324,000	293,534
4.67%, 03/15/2055	413,000	368,809
4.81%, 03/15/2039 (C)	1,142,000	1,112,283
4.86%, 08/21/2046	436,000	419,170
5.01%, 04/15/2049 (C)	365,000	354,468
5.01%, 08/21/2054	59,000	55,972
5.05%, 03/15/2034	672,000	683,351
5.25%, 03/16/2037	206,000	212,977
Viacom, Inc.
3.13%, 06/15/2022	50,000	49,481
3.25%, 03/15/2023	44,000	42,908
3.88%, 04/01/2024	40,000	40,091
4.38%, 03/15/2043	304,000	263,499
5.88% (B), 02/28/2057	75,000	76,500
6.25% (B), 02/28/2057	50,000	50,400
6.88%, 04/30/2036	130,000	149,125
Virginia Electric & Power Co.
2.75%, 03/15/2023	100,000	99,360
2.95%, 01/15/2022	8,000	8,150
3.45%, 02/15/2024	21,000	21,562
4.45%, 02/15/2044	21,000	22,156
8.88%, 11/15/2038	70,000	113,309
Visa, Inc.
3.15%, 12/14/2025	490,000	491,694
Voya Financial, Inc.
2.90%, 02/15/2018	161,000	162,465
3.65%, 06/15/2026	175,000	172,406
Wachovia Corp.
5.75%, 02/01/2018, MTN	544,000	561,095
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	115,000	119,417
4.00%, 04/11/2043	560,000	559,989
4.30%, 04/22/2044	80,000	84,468
Walgreen Co.
4.40%, 09/15/2042	70,000	67,426
Walgreens Boots Alliance, Inc.
3.10%, 06/01/2023	490,000	489,323
3.80%, 11/18/2024	608,000	619,218
4.50%, 11/18/2034	195,000	194,709
Walt Disney Co.
3.00%, 02/13/2026	400,000	400,109
Waste Management, Inc.
2.40%, 05/15/2023	84,000	82,493
3.13%, 03/01/2025	69,000	69,351
3.90%, 03/01/2035	26,000	25,822
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	146,686
Wells Fargo & Co.
2.15%, 01/30/2020, MTN	245,000	245,518
2.55%, 12/07/2020, MTN	796,000	800,037
2.60%, 07/22/2020, MTN	202,000	203,997
3.00%, 10/23/2026	755,000	722,877
3.07%, 01/24/2023	465,000	467,828
3.30%, 09/09/2024, MTN	300,000	300,460
3.50%, 03/08/2022, MTN	400,000	414,354
4.10%, 06/03/2026, MTN	70,000	71,469
4.30%, 07/22/2027, MTN	63,000	65,466
4.60%, 04/01/2021, MTN	740,000	795,553
4.65%, 11/04/2044, MTN	483,000	484,766
4.75%, 12/07/2046, MTN	643,000	656,901
4.90%, 11/17/2045, MTN	225,000	234,591
5.38%, 11/02/2043	200,000	222,722

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Wells Fargo & Co. (continued)
5.63%, 12/11/2017	$ 50,000	$ 51,368
5.90% (B), 06/15/2024 (H)	430,000	448,963
Welltower, Inc.
REIT,
3.75%, 03/15/2023	75,000	76,820
4.00%, 06/01/2025	479,000	485,512
4.25%, 04/01/2026	200,000	205,901
4.50%, 01/15/2024	172,000	180,974
Western Gas Partners, LP
3.95%, 06/01/2025	210,000	207,884
4.65%, 07/01/2026	176,000	181,265
5.45%, 04/01/2044	122,000	125,326
Western Union Co.
3.60%, 03/15/2022	230,000	231,640
Weyerhaeuser Co.
7.38%, 03/15/2032	120,000	157,791
Williams Partners, LP / ACMP Finance Corp.
4.88%, 05/15/2023	210,000	216,825
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,043
3.10%, 06/01/2025	110,000	109,279
3.65%, 12/15/2042	40,000	37,131
4.25%, 12/15/2019	140,000	148,072
WW Grainger, Inc.
4.60%, 06/15/2045	221,000	238,501
Xcel Energy, Inc.
3.30%, 06/01/2025	235,000	235,357
4.70%, 05/15/2020	325,000	345,247
4.80%, 09/15/2041	3,000	3,075
6.50%, 07/01/2036	130,000	164,097
Xerox Corp.
2.75%, 09/01/2020	150,000	148,635
4.50%, 05/15/2021	24,000	25,026
Xylem, Inc.
3.25%, 11/01/2026	33,000	32,586
4.38%, 11/01/2046	228,000	225,823
Zoetis, Inc.
1.88%, 02/01/2018	41,000	41,023
3.25%, 02/01/2023	150,000	151,480
3.45%, 11/13/2020	37,000	37,897
4.50%, 11/13/2025	84,000	90,480
4.70%, 02/01/2043	17,000	17,323

		288,996,083

Virgin Islands, British - 0.0% (A)
CNOOC Finance, Ltd.
3.00%, 05/09/2023	200,000	195,156
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 (C)	200,000	211,555
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 (C)	200,000	199,283

		605,994

Total Corporate Debt Securities (Cost $373,384,540)		374,309,052

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Canada - 0.0% (A)
Province of Ontario
1.65%, 09/27/2019	87,000	86,683

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	205,800
4.50%, 01/28/2026 (I)	220,000	232,100
5.00%, 06/15/2045	200,000	200,600
7.38%, 09/18/2037	100,000	127,600

		766,100

The notes are an integral part of this report. Transamerica Series Trust	Page 23	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel - 0.4%
Israel Government AID Bond
Series 2007-Z,
Zero Coupon, 08/15/2025	$ 1,000,000	$ 779,937
Series 2008-Z,
Zero Coupon, 08/15/2024 - 02/15/2025	2,000,000	1,612,747
Series 2009-Z,
Zero Coupon, 11/15/2024	1,000,000	812,429
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	2,300,000	1,870,569

		5,075,682

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	226,000	232,780
4.13%, 01/21/2026 (I)	400,000	411,200
4.35%, 01/15/2047	100,000	92,000
5.55%, 01/21/2045	119,000	128,520
5.75%, 10/12/2110	70,000	69,650
3.50%, 01/21/2021, MTN (I)	465,000	482,205
4.75%, 03/08/2044, MTN	212,000	206,170

		1,622,525

Peru - 0.0% (A)
Peru Government International Bond
5.63%, 11/18/2050	35,000	41,694

Poland - 0.0% (A)
Republic of Poland Government International Bond
4.00%, 01/22/2024	167,000	175,289

Republic of South Africa - 0.0% (A)
Republic of South Africa Government International Bond
5.38%, 07/24/2044 (I)	200,000	196,152

Supranational - 0.0% (A)
African Development Bank
8.80%, 09/01/2019	130,000	150,652

Turkey - 0.0% (A)
Turkey Government International Bond
5.75%, 03/22/2024	260,000	269,740

Total Foreign Government Obligations (Cost $8,313,218)		8,384,517

MORTGAGE-BACKED SECURITIES - 2.9%
Cayman Islands - 0.0% (A)
PFP, Ltd.
Series 2015-2, Class A,
2.38% (B), 07/14/2034 (C)	188,720	188,628
Series 2015-2, Class C,
4.18% (B), 07/14/2034 (C)	100,000	99,921
Series 2015-2, Class D,
4.93% (B), 07/14/2034 (C)	100,000	98,181
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
2.34% (B), 08/15/2032 (C)	67,249	66,974
Series 2015-CRE4, Class B,
3.94% (B), 08/15/2032 (C)	153,000	148,410

		602,114

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States - 2.9%
A10 Securitization LLC
Series 2015-1, Class A1,
2.10%, 04/15/2034 (C)	$ 126,780	$ 126,412
A10 Term Asset Financing LLC
Series 2013-2, Class A,
2.62%, 11/15/2027 (C)	96,199	95,976
Series 2013-2, Class B,
4.38%, 11/15/2027 (C)	250,000	248,669
Series 2014-1, Class A2,
3.02%, 04/15/2033 (C)	171,158	170,607
Access Point Funding Trust
Series 2016-1, Class A,
6.25%, 02/16/2021 (F)	379,076	378,697
Ajax Mortgage Loan Trust
Series 2015-B, Class A,
3.88% (B), 07/25/2060 (C)	207,416	206,853
Series 2016-2, Class A,
4.13% (B), 10/25/2056 (C)	311,468	311,468
Alternative Loan Trust
Series 2004-27CB, Class A1,
6.00%, 12/25/2034	418,647	412,716
Series 2004-28CB, Class 3A1,
6.00%, 01/25/2035	369,037	360,099
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A,
4.50% (B), 11/25/2045 (C)	148,000	148,549
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (C)	100,000	100,835
Series 2014-520M, Class C,
4.21% (B), 08/15/2046 (C)	150,000	139,842
BAMLL Re-REMIC Trust
Series 2015-FR11, Class A705,
1.85% (B), 09/27/2044 (C)	783,000	757,466
Banc of America Commercial Mortgage Trust
Series 2007-5, Class A4,
5.49%, 02/10/2051	358,755	360,814
Banc of America Funding Trust
Series 2005-E, Class 4A1,
3.12% (B), 03/20/2035	72,186	72,483
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
3.25% (B), 11/25/2033	64,356	64,326
Series 2004-5, Class 2A2,
5.50%, 06/25/2034	27,384	27,680
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (C)	500,000	511,224
BCAP LLC Trust
Series 2011-R11, Class 25A5,
4.00% (B), 08/26/2021 (C)	14,852	14,845
Series 2012-RR10, Class 1A1,
1.01% (B), 02/26/2037 (C)	119,780	117,371
Series 2012-RR3, Class 2A5,
2.51% (B), 05/26/2037 (C)	27,296	27,290
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1.62% (B), 07/25/2034	295,224	290,079
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
3.15% (B), 07/25/2033	30,847	30,883
Series 2005-5, Class A2,
2.82% (B), 08/25/2035	554,927	552,076

The notes are an integral part of this report. Transamerica Series Trust	Page 24	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Bear Stearns ARM Trust (continued)
Series 2006-1, Class A1,
2.91% (B), 02/25/2036	$ 371,287	$ 368,927
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17, Class AJ,
5.89% (B), 06/11/2050	1,000,000	1,014,526
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.40% (B), 06/11/2041 (C)	26,780	0	(K)
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
0.91% (B), 12/11/2049 (C)	577,655	13
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.28% (B), 02/25/2037	64,061	63,397
Series 2007-A1, Class 8A1,
3.25% (B), 02/25/2037	564,244	571,190
Series 2007-A2, Class 2A1,
3.19% (B), 07/25/2037	25,915	25,816
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	40,157	40,904
Series 2004-3, Class A4,
5.75%, 04/25/2034	32,125	32,788
Series 2004-HYB6, Class A3,
3.12% (B), 11/20/2034	529,211	520,335
Series 2005-15, Class A3,
5.75%, 08/25/2035	379,144	348,799
Series 2005-HYB3, Class 2A2A,
3.04% (B), 06/20/2035	555,411	521,288
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5,
5.25%, 05/25/2034	81,312	83,154
Citigroup Commercial Mortgage Trust
Series 2013-SMP, Class A,
2.11%, 01/12/2030 (C)	87,314	87,519
Citigroup Mortgage Loan Trust
Series 2008-AR4, Class 1A1A,
3.58% (B), 11/25/2038 (C)	19,281	19,270
COMM Mortgage Trust
Series 2013-300P, Class A1,
4.35%, 08/10/2030 (C)	500,000	541,614
Series 2013-SFS, Class A2,
2.99% (B), 04/12/2035 (C)	156,000	157,365
Series 2014-CR19, Class A5,
3.80%, 08/10/2047	750,000	784,660
Series 2014-PAT, Class A,
1.68% (B), 08/13/2027 (C)	198,000	197,938
Series 2014-TWC, Class A,
1.73% (B), 02/13/2032 (C)	665,000	666,668
Series 2014-TWC, Class B,
2.48% (B), 02/13/2032 (C)	500,000	502,506
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	437,000	453,004
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.73% (B), 07/10/2038	21,201	21,191
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	34,081	34,929
Series 2003-AR26, Class 2A1,
3.37% (B), 11/25/2033	485,856	479,735
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	110,557	115,091

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CSMC Trust
Series 2010-11R, Class A6,
1.98% (B), 06/28/2047 (C)	$ 202,536	$ 201,370
Series 2011-16R, Class 7A3,
3.21% (B), 12/27/2036 (C)	17,514	17,545
Series 2011-6R, Class 3A1,
3.27% (B), 07/28/2036 (C)	3,829	3,826
Series 2012-3R, Class 1A1,
2.82% (B), 07/27/2037 (C)	1,841	1,841
DBRR Trust
Series 2013-EZ3, Class A,
1.64% (B), 12/18/2049 (C)	15,317	15,304
GMACM Mortgage Loan Trust
Series 2004-J5, Class A7,
6.50%, 01/25/2035	21,522	22,214
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (C)	700,000	732,398
Series 2013-NYC5, Class A,
2.32%, 01/10/2030 (C)	100,000	100,234
GS Mortgage Securities Trust
Series 2011-GC5, Class D,
5.40% (B), 08/10/2044 (C)	200,000	199,170
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1.33% (B), 09/25/2035 (C)	67,356	57,565
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1,
2.93% (B), 10/25/2033	31,849	31,891
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	62,781	64,538
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	24,799	25,323
Impac CMB Trust
Series 2004-10, Class 3A1,
1.68% (B), 03/25/2035	689,563	624,202
Series 2004-4, Class 1A2,
1.60% (B), 09/25/2034	465,237	450,537
Series 2005-4, Class 1A1A,
1.52% (B), 05/25/2035	946,900	902,151
Series 2005-4, Class 2A1,
1.58% (B), 05/25/2035	38,931	37,285
Series 2005-4, Class 2B1,
3.46% (B), 05/25/2035	566,262	491,747
Series 2007-A, Class M3,
2.48% (B), 05/25/2037 (C)	998,737	840,706
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1,
4.89% (B), 08/25/2033	63,575	65,097
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1.33% (B), 05/25/2036	81,104	73,123
Series 2006-2, Class 2A1,
1.33% (B), 08/25/2036	14,491	14,035
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class D,
5.62% (B), 05/15/2045	500,000	491,900
Series 2006-LDP9, Class A3SF,
1.07% (B), 05/15/2047	30,085	29,889
Series 2007-C1, Class A4,
5.72%, 02/15/2051	214,672	217,636
Series 2007-LD11, Class AM,
5.84% (B), 06/15/2049	750,000	766,176

The notes are an integral part of this report. Transamerica Series Trust	Page 25	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.42% (B), 05/15/2045	$ 203,015	$ 2
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
2.83% (B), 02/25/2034	16,561	16,411
Series 2006-A2, Class 5A3,
3.12% (B), 11/25/2033	41,505	42,074
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (C)	192,000	197,963
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (B), 09/15/2039	789,043	697,308
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.06% (B), 04/21/2034	74,620	76,526
Series 2004-13, Class 3A7,
3.05% (B), 11/21/2034	34,419	35,133
Series 2010-10, Class 3A7B,
2.81% (B), 11/21/2034	516,291	522,766
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1,
5.50%, 05/25/2034	47,219	47,264
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	10,529	10,565
MASTR Alternative Loan Trust, Principal Only STRIPS
Series 2003-8, Class 15,
11/25/2018	40,015	39,488
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	82,764	83,588
MASTR Seasoned Securitization Trust
Series 2004-2, Class A2,
6.50%, 08/25/2032	101,947	108,541
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1.60% (B), 10/25/2028	524,683	503,285
Series 2003-H, Class A1,
1.62% (B), 01/25/2029	108,270	106,163
Series 2004-A, Class A1,
1.44% (B), 04/25/2029	135,433	129,820
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.77% (B), 12/12/2049 (C)	115,161	1
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	300,000	312,238
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AJ,
5.39% (B), 11/12/2041	564,297	563,633
Series 2006-HQ8, Class D,
5.40% (B), 03/12/2044	1,000,000	425,789
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.51% (B), 12/15/2043 (C)	329,273	3
Series 2007-HQ11, Class X,
0.44% (B), 02/12/2044 (C)	792,811	991
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (C)	58,237	58,059

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Re-REMIC Trust (continued)
Series 2012-XA, Class A,
2.00%, 07/27/2049 (C)	$ 55,591	$ 55,602
Series 2012-XA, Class B,
0.25%, 07/27/2049 (C)	200,000	186,998
MortgageIT Trust
Series 2005-5, Class A1,
1.24% (B), 12/25/2035	343,166	317,891
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-5, Class 1APT,
1.26% (B), 12/25/2035	1,077,754	983,915
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1AC1,
1.28% (B), 04/25/2036	816,015	755,367
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
3.33% (B), 05/25/2035	37,924	36,700
RAIT Trust
Series 2015-FL4, Class A,
2.26% (B), 12/15/2031 (C)	85,358	85,596
Series 2015-FL5, Class B,
4.81% (B), 01/15/2031 (C)	295,000	295,628
RALI Trust
Series 2004-QA4, Class NB3,
4.43% (B), 09/25/2034	47,026	46,709
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (C)	160,000	158,387
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1.74% (B), 04/20/2033	197,885	186,596
Series 2003-2, Class A1,
1.64% (B), 06/20/2033	62,998	59,459
Series 2004-11, Class A1,
1.58% (B), 12/20/2034	69,598	68,201
Series 2004-5, Class A2,
1.50% (B), 06/20/2034	217,557	201,991
Series 2004-8, Class A1,
1.68% (B), 09/20/2034	316,960	301,059
Series 2004-9, Class A1,
1.66% (B), 10/20/2034	236,277	223,824
Series 2007-3, Class 1A1,
1.18% (B), 07/20/2036	428,628	403,997
Series 2010, Class 1A,
1.78% (B), 10/20/2027	91,479	89,027
Springleaf Mortgage Loan Trust
Series 2013-2A, Class A,
1.78% (B), 12/25/2065 (C)	177,974	178,124
Series 2013-2A, Class M1,
3.52% (B), 12/25/2065 (C)	156,000	155,881
Series 2013-2A, Class M2,
4.48% (B), 12/25/2065 (C)	350,000	349,540
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
3.38% (B), 02/25/2034	614,629	616,780
Series 2004-18, Class 4A1,
3.22% (B), 12/25/2034	400,766	393,245
Series 2004-4, Class 5A,
3.37% (B), 04/25/2034	11,721	11,597
Series 2004-6, Class 4A1,
3.24% (B), 06/25/2034	195,561	194,277
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1.64% (B), 10/19/2034	52,011	49,605
Series 2005-AR5, Class A3,
1.23% (B), 07/19/2035	167,465	162,149

The notes are an integral part of this report. Transamerica Series Trust	Page 26	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
2.93% (B), 12/25/2033	$ 10,332	$ 10,272
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-15A, Class 2A1,
3.27% (B), 04/25/2033	75,013	74,564
Series 2003-26A, Class 3A5,
3.27% (B), 09/25/2033	649,211	635,609
Series 2003-30, Class 1A5,
5.50%, 10/25/2033	37,302	38,999
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1.62% (B), 09/25/2043	115,046	110,581
Series 2004-3, Class A,
1.72% (B), 09/25/2044	125,943	115,442
Series 2004-4, Class 3A,
2.72% (B), 12/25/2044	176,200	174,561
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (C)	174,000	177,381
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	104,000	108,336
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	292,596
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.62% (B), 05/10/2063 (C)	590,612	32,863
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (C)	544,235	550,544
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (C)	400,000	419,298
VOLT LI LLC
Series 2016-NP11, Class A1,
3.50% (B), 10/25/2046 (C)	641,157	645,863
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class C,
5.75% (B), 04/15/2047	1,000,000	995,680
Series 2007-C34, Class B,
6.21% (B), 05/15/2046	500,000	498,395
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.09% (B), 03/15/2045 (C)	502,511	5
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7,
2.84% (B), 10/25/2033	46,871	47,717
Series 2003-AR11, Class A6,
2.85% (B), 10/25/2033	83,446	83,970
Series 2003-AR5, Class A7,
2.84% (B), 06/25/2033	72,016	72,764
Series 2003-AR6, Class A1,
2.90% (B), 06/25/2033	96,319	95,889
Series 2003-AR7, Class A7,
2.68% (B), 08/25/2033	87,137	87,334
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	38,563	39,794
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	16,228	16,401
Series 2004-CB3, Class 3A,
5.50%, 10/25/2019	14,202	14,379

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2005-AR10, Class 1A3,
2.78% (B), 09/25/2035	$ 357,740	$ 353,771
Series 2005-AR10, Class 1A4,
2.78% (B), 09/25/2035	970,273	970,521
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.71% (B), 03/18/2028 (C)	400,000	404,559
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
2.90% (B), 06/25/2033	78,206	78,357
Series 2003-M, Class A1,
3.00% (B), 12/25/2033	472,570	474,176
Series 2004-EE, Class 3A2,
3.25% (B), 12/25/2034	246,912	254,587
Series 2004-I, Class 1A1,
3.16% (B), 07/25/2034	186,432	188,805
Series 2004-P, Class 2A1,
2.99% (B), 09/25/2034	75,842	78,105
Series 2004-R, Class 2A1,
3.03% (B), 09/25/2034	31,754	32,478
Series 2005-AR14, Class A1,
2.98% (B), 08/25/2035	428,863	430,545
Series 2005-AR16, Class 6A3,
3.08% (B), 10/25/2035	345,147	344,193
Series 2005-AR3, Class 1A1,
3.09% (B), 03/25/2035	425,390	433,839
Series 2005-AR4, Class 2A2,
3.30% (B), 04/25/2035	285,879	285,634
Series 2005-AR8, Class 2A1,
3.17% (B), 06/25/2035	26,726	27,217
Series 2005-AR9, Class 2A1,
3.07% (B), 10/25/2033	30,960	31,267
Series 2005-AR9, Class 3A1,
3.13% (B), 06/25/2034	683,955	698,655
Series 2006-AR6, Class 7A1,
3.03% (B), 03/25/2036	492,478	496,442
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (C)	100,000	106,604
Series 2012-C6, Class A4,
3.44%, 04/15/2045	200,000	207,464

		41,439,802

Total Mortgage-Backed Securities (Cost $41,887,224)		42,041,916

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.0% (A)
California - 0.0% (A)
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	25,000	31,931
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	80,000	112,317

		144,248

New York - 0.0% (A)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	170,000	177,516
5.65%, 11/01/2040	40,000	49,366

		226,882

The notes are an integral part of this report. Transamerica Series Trust	Page 27	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued) (A)
Ohio - 0.0% (A)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	$ 114,000	$ 110,306
4.80%, 06/01/2111	91,000	89,338

		199,644

Total Municipal Government Obligations (Cost $555,758)		570,774

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.4%
Federal Home Loan Banks
5.50%, 07/15/2036	250,000	331,198
Federal Home Loan Mortgage Corp.
1.46% (B), 07/15/2042 - 03/15/2044	2,016,392	2,025,355
2.80% (B), 02/01/2036	66,845	71,277
2.95% (B), 12/01/2031	43,314	45,732
3.00%, 07/01/2033 - 01/15/2044	2,865,899	2,865,589
3.50%, 01/01/2032 - 04/01/2043	4,410,504	4,551,640
3.51% (B), 07/01/2040	132,929	138,166
4.00%, 06/01/2042 - 01/01/2046	1,281,173	1,357,577
4.50%, 05/01/2041	716,211	769,815
5.00%, 02/01/2034	326,541	349,748
6.00%, 01/01/2024 - 01/01/2034	154,842	169,781
6.50%, 07/01/2017 - 11/01/2037	454,775	519,069
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.48% (B), 09/25/2022	884,847	889,833
2.60%, 09/25/2020	142,000	144,141
2.62%, 01/25/2023	1,750,000	1,760,636
2.72%, 07/25/2026	840,000	824,310
2.74%, 09/25/2025	700,000	691,505
2.77%, 05/25/2025	750,000	743,487
2.84%, 09/25/2022	534,000	544,456
3.39%, 03/25/2024	714,000	752,712
3.49%, 01/25/2024	1,000,000	1,059,693
Federal Home Loan Mortgage Corp. REMIC
1.18% (B), 07/15/2037	195,411	191,937
1.26% (B), 06/15/2043	1,292,669	1,282,556
1.31% (B), 04/15/2039	532,034	536,312
1.36% (B), 03/15/2039 - 11/15/2039	1,069,176	1,067,044
3.00%, 04/15/2025 - 02/15/2026	245,376	249,054
3.50%, 05/15/2021 - 02/15/2026	2,663,000	2,784,413
4.00%, 12/15/2024 - 12/15/2041	2,677,699	2,862,434
4.50%, 02/15/2020 - 06/15/2025	582,818	628,471
5.00%, 07/15/2020 - 05/15/2041	817,684	885,740
5.30%, 01/15/2033	80,356	87,984
5.50%, 11/15/2023 - 07/15/2037	1,617,161	1,762,751
5.50% (B), 05/15/2041	252,258	269,315
5.71% (B), 10/15/2038	44,762	50,009
5.75%, 06/15/2035 - 08/15/2035	1,333,630	1,519,995
5.85%, 09/15/2035	415,309	435,645
6.00%, 04/15/2036	144,709	164,970
6.50%, 02/15/2032	59,512	65,794
12.58% (B), 09/15/2034	45,991	47,384
20.38% (B), 06/15/2035	89,256	119,245
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
4.50%, 12/15/2024	42,222	1,567
5.00%, 10/15/2039	155,053	22,988
5.46% (B), 10/15/2037	409,529	72,465
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
04/15/2020 - 01/15/2040	394,532	357,430

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1.38% (B), 03/25/2043	$ 691,032	$ 686,950
Federal National Mortgage Association
1.13% (B), 01/01/2023	913,564	910,556
1.15% (B), 12/01/2024	2,000,000	2,006,829
1.16% (B), 02/01/2023	1,000,000	1,003,673
1.18% (B), 08/25/2019	59,824	59,636
1.20% (B), 03/25/2045	95,538	93,142
1.21% (B), 07/01/2024	1,250,000	1,246,742
1.26% (B), 09/01/2024	950,729	952,106
1.40%, 07/01/2017	500,000	499,616
1.47%, 12/01/2019	453,253	446,849
1.48% (B), 08/25/2042	333,331	333,823
1.80%, 12/25/2019	400,000	400,248
1.91% (B), 11/25/2022	807,409	810,832
2.00%, 12/01/2020	500,000	497,348
2.01%, 07/01/2019 - 06/01/2020	2,947,069	2,945,382
2.03%, 08/01/2019	24,736	24,942
2.22%, 12/01/2022	1,436,217	1,419,897
2.38%, 12/01/2022	958,075	954,386
2.39%, 06/01/2025	417,211	408,508
2.40%, 12/01/2022 - 02/01/2023	3,423,945	3,430,977
2.45%, 11/01/2022 - 02/01/2023	3,000,000	3,009,622
2.47%, 09/01/2022	456,902	460,715
2.49%, 05/25/2026	1,000,000	962,246
2.50%, 04/01/2023	1,000,000	1,002,553
2.52%, 10/01/2022 - 05/01/2023	1,467,644	1,475,939
2.53%, 10/01/2022 - 09/25/2024	2,307,197	2,301,307
2.57% (B), 12/25/2026	1,500,000	1,438,946
2.57%, 01/01/2023	1,993,902	2,015,995
2.59%, 10/01/2028	2,435,000	2,302,228
2.61% (B), 10/25/2021	1,000,000	1,016,697
2.64%, 04/01/2023	941,523	954,775
2.66%, 12/01/2022	1,000,000	1,017,242
2.67%, 07/01/2022	1,000,000	1,016,281
2.68%, 07/01/2022	467,374	475,991
2.69%, 12/01/2028	2,010,000	1,918,798
2.70%, 07/01/2026	1,000,000	981,889
2.72%, 10/25/2024	1,000,000	999,419
2.75%, 03/01/2022	455,388	463,993
2.76%, 05/01/2021	1,000,000	1,014,671
2.77%, 06/01/2023	880,689	897,611
2.81%, 06/01/2023 - 05/01/2027	2,000,000	2,010,899
2.86%, 05/01/2022	915,653	940,232
2.92%, 08/25/2021 - 12/01/2024	1,315,443	1,332,508
2.93%, 06/01/2030	800,000	776,741
2.94%, 02/01/2027	1,305,036	1,303,618
2.98%, 07/01/2022 - 04/01/2023	2,472,294	2,544,272
3.02% (B), 08/25/2024	955,000	958,910
3.04%, 12/01/2024	1,000,000	1,019,264
3.05%, 01/01/2025	1,000,000	1,016,677
3.08%, 12/01/2024	977,224	1,001,557
3.09% (B), 04/25/2027	1,167,000	1,171,587
3.10%, 09/01/2025	1,000,000	1,012,242
3.10% (B), 07/25/2024	820,000	842,444
3.11%, 01/01/2022 - 12/01/2024	1,697,706	1,746,060
3.12%, 05/01/2022 - 02/01/2027	2,900,255	2,943,118
3.13%, 06/01/2030	500,000	483,691
3.14%, 12/01/2026	960,553	973,149
3.15%, 12/01/2024	2,451,974	2,509,856
3.20%, 06/01/2030	500,000	498,228
3.23%, 11/01/2020 - 08/01/2027	2,646,770	2,694,011
3.24%, 10/01/2026	959,655	979,361
3.26%, 07/01/2022	1,312,558	1,362,935

The notes are an integral part of this report. Transamerica Series Trust	Page 28	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.28%, 08/01/2020	$ 3,721,482	$ 3,832,335
3.29%, 10/01/2020 - 08/01/2026	4,942,518	5,073,415
3.30%, 12/01/2026	1,000,000	1,024,852
3.34%, 02/01/2027 - 07/01/2030	2,500,000	2,573,154
3.35%, 08/01/2023	679,450	708,635
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,070,602
3.45%, 01/01/2024	997,348	1,045,824
3.47% (B), 01/25/2024	1,500,000	1,576,333
3.50%, 08/01/2032 - 08/01/2043	7,772,744	7,980,511
3.51% (B), 12/25/2023	1,776,000	1,873,581
3.56%, 01/01/2021	901,178	941,842
3.58%, 01/01/2032	1,700,000	1,751,850
3.59%, 12/01/2020	1,338,340	1,399,443
3.63%, 10/01/2029	484,293	503,973
3.65%, 04/25/2021	146,778	150,050
3.67%, 07/01/2023	925,000	984,901
3.70%, 04/25/2029 (G)	2,200,000	2,242,636
3.73%, 06/25/2021 - 07/01/2022	1,199,886	1,266,634
3.74%, 06/01/2018	327,472	331,556
3.76%, 04/25/2021 - 11/01/2023	1,500,000	1,586,780
3.77%, 09/01/2021 - 12/01/2025	2,000,000	2,115,165
3.82%, 05/01/2022	783,900	825,142
3.84%, 09/01/2020	622,975	655,429
3.87%, 08/01/2021	459,339	487,027
3.88%, 09/01/2021	1,475,682	1,564,675
4.00%, 01/01/2035	2,324,060	2,483,904
4.02%, 11/01/2028	380,219	409,288
4.04%, 10/01/2020	400,000	423,871
4.13%, 08/01/2021	458,002	489,756
4.25%, 04/01/2021	1,050,000	1,126,199
4.30%, 04/01/2021	425,363	456,150
4.33%, 04/01/2021	366,850	393,717
4.36%, 05/01/2021	960,616	1,033,346
4.39%, 05/01/2021	286,275	308,044
4.48%, 02/01/2021	458,718	493,590
4.50%, 12/01/2019 - 09/01/2040	1,010,630	1,072,224
4.54%, 01/01/2020	652,806	690,843
4.78%, 12/01/2019	966,410	1,029,073
5.00%, 06/01/2033 - 08/01/2040	247,730	274,203
5.50%, 03/01/2024 - 03/01/2035	467,995	521,585
5.86%, 10/01/2017	219,421	223,011
6.00%, 08/01/2021 - 09/01/2037	1,104,452	1,237,030
7.00%, 11/01/2037 - 12/01/2037	70,375	77,969
Federal National Mortgage Association REMIC
1.27% (B), 07/25/2036	132,513	131,917
1.38% (B), 05/25/2027	208,742	209,486
1.48% (B), 05/25/2035 - 10/25/2042	1,230,268	1,230,966
1.58% (B), 04/25/2040	48,639	48,994
1.63% (B), 02/25/2024	100,307	100,679
1.88% (B), 03/25/2038	214,735	218,406
2.23% (B), 07/25/2023	189,766	193,428
3.00%, 05/25/2026 - 01/25/2046	1,606,355	1,642,093
3.50%, 04/25/2031	1,000,000	1,052,409
4.00%, 05/25/2033	197,466	207,243
5.00%, 10/25/2025	141,126	151,543
5.25%, 05/25/2039	67,661	72,053
5.50%, 03/25/2023 - 07/25/2040	1,163,478	1,273,518
6.00%, 03/25/2029	30,443	34,621
6.50%, 01/25/2032 - 07/25/2036	137,579	158,246
7.00%, 11/25/2041	140,945	165,986
19.66% (B), 06/25/2035	92,975	116,802
Federal National Mortgage Association REMIC, Interest Only STRIPS
5.00%, 08/25/2019	656,997	21,178
5.55% (B), 01/25/2041	409,263	85,354
5.62% (B), 08/25/2035 - 06/25/2036	488,035	68,305
5.72% (B), 03/25/2036	396,328	78,822

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2034 - 12/25/2043	$ 1,843,763	$ 1,479,623
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	49,265	43,038
05/15/2030, MTN	400,000	259,203
Financing Corp., Principal Only STRIPS
05/11/2018	2,500,000	2,464,817
FREMF Mortgage Trust
3.58% (B), 11/25/2049 (C)	491,000	455,747
3.68% (B), 01/25/2048 (C)	2,300,000	2,269,444
3.84% (B), 07/25/2049 (C)	440,000	444,341
4.07% (B), 11/25/2047 (C)	595,000	565,878
Government National Mortgage Association
1.12% (B), 12/20/2062	660,571	654,538
1.19% (B), 03/20/2063	379,575	376,825
1.23% (B), 03/20/2060 - 02/20/2063	895,830	891,874
1.25% (B), 03/20/2063 - 08/20/2065	2,323,620	2,310,584
1.26% (B), 04/20/2063 - 02/20/2065	2,577,748	2,563,234
1.28% (B), 02/20/2061 - 12/20/2064	5,017,632	4,996,925
1.30% (B), 10/20/2062 - 09/20/2065	1,005,733	1,000,857
1.33% (B), 04/20/2062 - 07/20/2062	463,494	464,437
1.36% (B), 05/20/2066	951,771	950,840
1.38% (B), 04/20/2064 - 11/20/2065	3,459,848	3,458,493
1.43% (B), 05/20/2061 - 03/20/2064	3,023,274	3,027,344
1.47% (B), 02/20/2064	688,107	690,655
1.48% (B), 09/20/2063	1,226,620	1,230,122
1.65%, 01/20/2063 - 04/20/2063	2,235,629	2,210,959
1.78% (B), 12/20/2066	489,933	496,193
3.96% (B), 11/16/2042	259,445	272,893
4.00%, 09/16/2025	500,000	527,514
4.25%, 12/20/2044	839,775	909,390
4.66% (B), 10/20/2041	664,691	716,114
4.73% (B), 11/20/2042	556,226	601,196
5.00%, 04/20/2041	201,513	244,678
5.24% (B), 07/20/2060	568,556	591,398
5.50%, 01/16/2033 - 07/20/2037	957,434	1,068,131
5.86% (B), 12/20/2038	146,230	165,503
6.00%, 02/15/2024 - 09/20/2038	773,381	854,787
19.85% (B), 04/20/2037	63,888	86,546
Government National Mortgage Association, Interest Only STRIPS
5.62% (B), 05/20/2041	136,733	26,378
7.50%, 04/20/2031	29,185	5,199
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	80,673	74,479
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 10/15/2020	6,525,000	6,170,858
Tennessee Valley Authority
1.75%, 10/15/2018	171,000	172,321
4.25%, 09/15/2065	419,000	439,661
5.25%, 09/15/2039	200,000	252,374
5.88%, 04/01/2036	425,000	566,749
Tennessee Valley Authority, Principal Only STRIPS
07/15/2028	1,000,000	684,649

Total U.S. Government Agency Obligations (Cost $222,760,017)		223,360,929

The notes are an integral part of this report. Transamerica Series Trust	Page 29	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 14.6%
U.S. Treasury - 14.4%
U.S. Treasury Bond
2.75%, 08/15/2042	$ 1,500,000	$ 1,430,038
2.88%, 05/15/2043	1,500,000	1,460,449
3.13%, 11/15/2041	1,145,000	1,171,701
3.50%, 02/15/2039	910,000	1,001,533
3.88%, 08/15/2040	2,160,000	2,497,163
4.25%, 05/15/2039 - 11/15/2040	1,750,000	2,136,190
4.38%, 02/15/2038 - 05/15/2041	7,965,000	9,910,298
4.50%, 05/15/2038 - 08/15/2039	8,000,000	10,112,625
4.75%, 02/15/2037	450,000	587,549
5.25%, 02/15/2029	300,000	384,621
5.50%, 08/15/2028	550,000	714,141
6.00%, 02/15/2026	810,000	1,047,020
8.75%, 05/15/2020 - 08/15/2020	1,500,000	1,842,070
U.S. Treasury Bond, Principal Only STRIPS
02/15/2018 - 05/15/2035	125,041,000	99,812,905
08/15/2019 - 11/15/2030 (I)	5,241,319	4,065,019
U.S. Treasury Note
0.63%, 04/30/2018	750,000	746,104
0.75%, 12/31/2017 - 02/15/2019	3,150,000	3,142,554
0.75%, 01/31/2018 (L)	4,732,000	4,720,539
0.88%, 10/15/2017 - 07/31/2019	645,000	643,728
1.00%, 06/30/2019 - 11/15/2019	3,200,000	3,165,546
1.25%, 10/31/2018 - 12/31/2018	8,500,000	8,505,410
1.38%, 02/29/2020	1,400,000	1,394,695
1.50%, 08/31/2018 - 01/31/2022	4,720,000	4,724,070
1.63%, 07/31/2019 - 08/15/2022	2,000,000	1,999,180
1.75%, 09/30/2019 - 09/30/2022	3,900,000	3,876,450
2.00%, 11/30/2020 - 08/15/2025	2,600,000	2,589,343
2.13%, 08/31/2020 - 05/15/2025	12,900,000	13,037,981
2.50%, 08/15/2023	1,400,000	1,428,328
2.63%, 08/15/2020 - 11/15/2020	3,350,000	3,457,930
2.75%, 11/15/2023 - 02/15/2024	2,000,000	2,069,767
2.88%, 03/31/2018	1,000,000	1,017,383
3.13%, 05/15/2019 - 05/15/2021	3,550,000	3,731,913
3.38%, 11/15/2019	200,000	210,133
3.50%, 02/15/2018 - 05/15/2020	6,600,000	6,810,330
3.63%, 02/15/2020 - 02/15/2021	3,850,000	4,115,812

		209,560,518

U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	56,543	69,127
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	1,962,793	1,983,470
1.38%, 01/15/2020	85,331	89,890

		2,142,487

Total U.S. Government Obligations (Cost $209,992,253)		211,703,005

	Shares	Value
COMMON STOCKS - 22.0%
Australia - 0.4%
AGL Energy, Ltd.	3,143	63,321
Alumina, Ltd. (I)	26,015	35,577
Amcor, Ltd.	7,879	90,654
AMP, Ltd.	14,121	55,884
APA Group	8,138	55,708
Aristocrat Leisure, Ltd.	1,591	21,843
ASX, Ltd.	574	22,137
Aurizon Holdings, Ltd.	16,795	67,365
Australia & New Zealand Banking Group, Ltd.	18,003	437,661
Bendigo & Adelaide Bank, Ltd.	1,494	13,857

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
BHP Billiton PLC	2,594	$ 40,105
BHP Billiton, Ltd. (I)	17,098	314,031
Boral, Ltd.	6,251	27,890
Brambles, Ltd.	7,878	56,276
Caltex Australia, Ltd.	1,867	42,064
Challenger, Ltd.	1,869	17,920
Coca-Cola Amatil, Ltd.	5,504	45,499
Cochlear, Ltd.	490	50,625
Commonwealth Bank of Australia	9,204	604,107
Computershare, Ltd.	4,388	47,135
Crown Resorts, Ltd.	388	3,501
CSL, Ltd.	2,441	233,731
Dexus Property Group, REIT	8,996	67,149
DUET Group	7,012	14,946
Fortescue Metals Group, Ltd.	3,354	15,964
Goodman Group, REIT	11,835	69,985
GPT Group, REIT	5,573	21,928
Incitec Pivot, Ltd.	4,858	13,955
Insurance Australia Group, Ltd.	9,128	42,191
LendLease Group (I)	4,615	54,933
Macquarie Group, Ltd.	1,902	131,072
Medibank Pvt, Ltd.	12,823	27,627
Mirvac Group, REIT	36,382	60,873
National Australia Bank, Ltd., Class N	13,751	350,262
Newcrest Mining, Ltd.	3,901	66,373
Oil Search, Ltd.	8,936	49,292
Orica, Ltd. (I)	2,796	37,596
Origin Energy, Ltd. (M)	6,905	37,192
Qantas Airways, Ltd.	9,746	28,965
QBE Insurance Group, Ltd.	9,400	92,571
Ramsay Health Care, Ltd.	1,066	56,920
REA Group, Ltd.	602	27,288
Santos, Ltd. (M)	8,349	24,239
Scentre Group, REIT	25,467	83,470
SEEK, Ltd. (I)	248	3,016
Sonic Healthcare, Ltd.	1,169	19,756
South32, Ltd.	33,499	70,637
Stockland, REIT	13,941	49,420
Suncorp Group, Ltd.	8,911	89,934
Sydney Airport (I)	8,408	43,488
Tabcorp Holdings, Ltd.	8,984	32,603
Tatts Group, Ltd.	4,365	14,773
Telstra Corp., Ltd.	23,106	82,263
TPG Telecom, Ltd. (I)	3,202	17,051
Transurban Group	13,265	118,269
Treasury Wine Estates, Ltd.	2,891	27,013
Vicinity Centres, REIT	34,156	73,849
Wesfarmers, Ltd.	5,660	194,893
Westfield Corp., REIT	9,133	61,961
Westpac Banking Corp.	17,787	476,440
Woodside Petroleum, Ltd. (I)	4,157	101,884
Woolworths, Ltd.	7,720	156,299

		5,355,231

Austria - 0.0% (A)
Erste Group Bank AG	8,948	291,383

Belgium - 0.1%
Anheuser-Busch InBev SA	6,421	704,857
KBC Group NV	4,546	301,601

		1,006,458

Bermuda - 0.2%
Arch Capital Group, Ltd. (M)	5,570	527,869
Aspen Insurance Holdings, Ltd.	3,050	158,752
Assured Guaranty, Ltd.	3,560	132,112

The notes are an integral part of this report. Transamerica Series Trust	Page 30	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Bermuda (continued)
Everest Re Group, Ltd.	3,675	$ 859,252
Maiden Holdings, Ltd.	1,300	18,200
RenaissanceRe Holdings, Ltd.	3,310	478,791
Validus Holdings, Ltd.	6,290	354,693
XL Group, Ltd.	3,688	147,004

		2,676,673

Canada - 0.1%
Canadian Pacific Railway, Ltd. (I)	1,795	263,721
Restaurant Brands International, Inc.	9,578	533,878
Waste Connections, Inc.	12,817	1,130,716

		1,928,315

China - 0.0% (A)
Yangzijiang Shipbuilding Holdings, Ltd.	10,900	8,805

Denmark - 0.1%
Chr Hansen Holding A/S	3,457	221,887
Danske Bank A/S, Class R	5,547	188,914
Novo Nordisk A/S, Class B	19,685	676,058
Pandora A/S	1,986	219,857
TDC A/S, Class B	37,952	195,703

		1,502,419

Finland - 0.0% (A)
Cargotec Oyj, B Shares	4,157	205,770
UPM-Kymmene OYJ (I)	8,063	189,407
Wartsila OYJ Abp	48	2,568

		397,745

France - 0.6%
Air Liquide SA, Class A	5,348	611,032
Airbus SE	7,967	606,247
Arkema SA	2,500	246,644
AXA SA	25,699	664,968
BNP Paribas SA	10,223	680,855
Bouygues SA, Class A	727	29,592
Capgemini SA	3,332	307,684
Cie Generale des Etablissements Michelin, Class B	2,645	321,249
Kering	1,246	322,272
L’Oreal SA	492	94,555
LVMH Moet Hennessy Louis Vuitton SE (I)	761	167,116
Natixis SA, Class A	40,780	251,280
Nexans SA (M)	1,895	98,239
Pernod Ricard SA	2,956	349,719
Renault SA	4,020	349,215
Sanofi	7,436	671,267
Schneider Electric SE	6,500	475,894
Societe Generale SA	2,115	107,286
Sodexo SA	2,985	351,080
Thales SA	1,028	99,424
TOTAL SA	17,531	886,759
Unibail-Rodamco SE, REIT	137	32,022
Vinci SA	6,008	476,213

		8,200,612

Germany - 0.5%
adidas AG	1,565	297,679
Allianz SE, Class A	1,667	308,811
BASF SE, Class R	3,519	348,828
Bayer AG	5,994	690,915
Bayerische Motoren Werke AG (I)	895	81,644
Continental AG	1,598	350,325
Daimler AG	4,349	321,054
Deutsche Post AG	11,194	383,390
Deutsche Telekom AG	16,472	288,626
Evonik Industries AG	4,322	140,926
Fresenius SE & Co. KGaA	4,514	362,754

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Infineon Technologies AG	14,175	$ 289,509
Linde AG	867	144,379
Muenchener Rueckversicherungs-Gesellschaft AG	2,073	405,585
SAP SE	8,138	798,535
Siemens AG, Class A	7,340	1,005,412
Telefonica Deutschland Holding AG	28,459	141,174
Uniper SE (M)	2,381	40,082
Vonovia SE	5,442	191,757

		6,591,385

Hong Kong - 0.2%
AIA Group, Ltd.	65,800	414,875
ASM Pacific Technology, Ltd.	1,400	19,041
Bank of East Asia, Ltd. (I)	2,200	9,101
BOC Hong Kong Holdings, Ltd.	24,500	100,093
Cathay Pacific Airways, Ltd. (I)	16,000	23,223
Cheung Kong Infrastructure Holdings, Ltd.	5,000	39,246
Cheung Kong Property Holdings, Ltd.	12,500	84,202
CK Hutchison Holdings, Ltd.	17,500	215,274
CLP Holdings, Ltd.	12,000	125,459
Galaxy Entertainment Group, Ltd.	11,000	60,227
Hang Lung Properties, Ltd.	4,000	10,397
Hang Seng Bank, Ltd.	5,100	103,424
Henderson Land Development Co., Ltd.	9,680	59,975
HKT Trust & HKT, Ltd.	9,000	11,650
Hong Kong & China Gas Co., Ltd.	48,730	97,441
Hong Kong Exchanges & Clearing, Ltd.	6,000	151,013
Hongkong Land Holdings, Ltd.	1,300	9,997
Jardine Matheson Holdings, Ltd.	1,000	64,250
Kerry Properties, Ltd.	9,500	32,944
Li & Fung, Ltd. (I)	28,000	12,142
Link REIT	8,500	59,554
MTR Corp., Ltd.	6,500	36,508
New World Development Co., Ltd.	13,000	15,992
NWS Holdings, Ltd.	7,000	12,772
Power Assets Holdings, Ltd.	7,500	64,659
Sino Land Co., Ltd.	30,000	52,577
Sun Hung Kai Properties, Ltd.	9,000	132,253
Swire Pacific, Ltd., Class A	5,500	54,919
Techtronic Industries Co., Ltd.	2,500	10,117
WH Group, Ltd. (C)	18,500	15,949
Wharf Holdings, Ltd.	11,000	94,409
Wheelock & Co., Ltd.	11,000	86,978
Yue Yuen Industrial Holdings, Ltd.	6,500	25,552

		2,306,213

Ireland - 0.1%
Accenture PLC, Class A	10,529	1,262,216
Allegion PLC	3,246	245,722
James Hardie Industries PLC, CDI	3,901	61,306
Jazz Pharmaceuticals PLC (M)	1,668	242,077
Ryanair Holdings PLC, ADR (M)	2,860	237,323

		2,048,644

Israel - 0.0% (A)
Teva Pharmaceutical Industries, Ltd., ADR	3,649	117,096

Italy - 0.1%
Atlantia SpA	10,448	269,732
Enel SpA	109,592	516,053
Intesa Sanpaolo SpA	35,096	95,323
Italgas SpA (M)	5,092	22,337
Telecom Italia SpA (M)	208,377	187,396
UniCredit SpA (M)	23,598	363,769

		1,454,610

The notes are an integral part of this report. Transamerica Series Trust	Page 31	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan - 1.2%
Air Water, Inc. (I)	5,400	$ 99,531
Ajinomoto Co., Inc.	5,900	116,405
Alfresa Holdings Corp.	1,500	25,990
Amada Holdings Co., Ltd.	6,500	74,207
Aozora Bank, Ltd.	2,000	7,365
Asahi Group Holdings, Ltd.	800	30,238
Asahi Kasei Corp.	10,000	97,009
Astellas Pharma, Inc.	6,300	82,959
Bandai Namco Holdings, Inc. (I)	3,200	95,715
Bridgestone Corp.	5,700	230,550
Canon, Inc. (I)	3,400	106,004
Casio Computer Co., Ltd. (I)	3,400	47,306
Central Japan Railway Co.	400	65,176
Chubu Electric Power Co., Inc.	3,500	46,874
Chugai Pharmaceutical Co., Ltd.	1,300	44,665
Concordia Financial Group, Ltd.	17,400	80,553
Dai Nippon Printing Co., Ltd.	2,000	21,558
Dai-ichi Life Holdings, Inc.	8,700	156,019
Daicel Corp.	8,200	98,771
Daiichi Sankyo Co., Ltd. (I)	7,100	159,882
Daikin Industries, Ltd.	2,200	221,028
Daito Trust Construction Co., Ltd. (I)	1,000	137,384
Daiwa House Industry Co., Ltd.	5,900	169,374
Daiwa House REIT Investment Corp.	8	20,796
DeNA Co., Ltd. (I)	2,700	54,786
Denso Corp.	1,500	65,980
Dentsu, Inc.	1,500	81,380
DIC Corp.	1,600	59,068
East Japan Railway Co. (I)	2,100	182,856
Eisai Co., Ltd.	100	5,177
Electric Power Development Co., Ltd. (I)	4,000	93,596
FANUC Corp.	900	184,479
Fast Retailing Co., Ltd.	300	94,099
Fuji Electric Co., Ltd. (I)	7,000	41,561
Fuji Heavy Industries, Ltd. (I)	2,300	84,352
FUJIFILM Holdings Corp.	4,400	171,842
Fujitsu, Ltd.	11,000	67,277
Hankyu Hanshin Holdings, Inc.	1,900	61,780
Hisamitsu Pharmaceutical Co., Inc.	700	39,989
Hitachi, Ltd.	41,000	221,885
Hokuriku Electric Power Co. (I)	300	2,910
Honda Motor Co., Ltd.	11,800	355,176
Hoya Corp.	2,700	129,895
Hulic Co., Ltd. (I)	8,200	77,117
Inpex Corp.	13,500	132,720
ITOCHU Corp. (I)	13,700	194,431
J Front Retailing Co., Ltd.	5,400	80,032
Japan Airlines Co., Ltd.	3,200	101,349
Japan Exchange Group, Inc. (I)	1,600	22,779
Japan Prime Realty Investment Corp., REIT	5	19,357
Japan Real Estate Investment Corp., REIT	8	42,396
Japan Retail Fund Investment Corp., Class A, REIT	15	29,426
Japan Tobacco, Inc.	8,800	285,982
JFE Holdings, Inc.	3,900	66,857
JGC Corp. (I)	4,000	69,523
JTEKT Corp.	1,300	20,190
JX Holdings, Inc. (I)	28,600	140,444
Kajima Corp.	16,000	104,338
Kansai Electric Power Co., Inc. (I)	7,400	90,863
Kao Corp.	1,600	87,725
Kawasaki Heavy Industries, Ltd. (I)	25,000	75,900
KDDI Corp.	8,000	209,970

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Keikyu Corp. (I)	2,000	$ 21,953
Kewpie Corp.	1,800	51,010
Keyence Corp.	700	280,302
Kintetsu Group Holdings Co., Ltd. (I)	6,000	21,611
Kirin Holdings Co., Ltd.	8,100	152,825
Komatsu, Ltd.	3,400	88,611
Kubota Corp.	1,200	18,011
Kyocera Corp.	500	27,854
Kyowa Hakko Kirin Co., Ltd.	7,100	112,370
Kyushu Electric Power Co., Inc. (I)	3,900	41,547
M3, Inc.	3,500	86,863
Mabuchi Motor Co., Ltd.	1,200	67,583
Marubeni Corp. (I)	7,700	47,412
Marui Group Co., Ltd. (I)	6,100	82,900
Mazda Motor Corp.	8,700	125,268
Mebuki Financial Group, Inc.	21,000	83,940
Mitsubishi Chemical Holdings Corp. (I)	1,500	11,606
Mitsubishi Corp.	11,800	254,962
Mitsubishi Electric Corp.	15,800	226,647
Mitsubishi Estate Co., Ltd.	3,000	54,702
Mitsubishi Tanabe Pharma Corp. (I)	3,000	62,463
Mitsubishi UFJ Financial Group, Inc. (I)	83,000	521,648
Mitsubishi UFJ Lease & Finance Co., Ltd.	16,500	82,255
Mitsui & Co., Ltd. (I)	5,600	81,110
Mitsui Chemicals, Inc.	17,000	83,985
Mitsui Fudosan Co., Ltd.	3,000	63,972
Mizuho Financial Group, Inc. (I)	94,900	173,894
MS&AD Insurance Group Holdings, Inc.	1,000	31,797
Murata Manufacturing Co., Ltd.	700	99,564
NGK Insulators, Ltd.	3,600	81,487
NGK Spark Plug Co., Ltd. (I)	3,500	79,978
NH Foods, Ltd. (I)	3,000	80,544
Nidec Corp.	2,200	209,369
Nintendo Co., Ltd.	700	162,440
Nippon Building Fund, Inc., REIT	8	43,762
Nippon Prologis REIT, Inc. (I)	7	15,172
Nippon Steel & Sumitomo Metal Corp.	6,900	158,973
Nippon Telegraph & Telephone Corp.	5,700	243,298
Nippon Yusen KK (I) (M)	7,000	14,776
Nissan Motor Co., Ltd. (I)	16,600	160,066
Nisshin Seifun Group, Inc. (I)	5,100	76,090
Nitori Holdings Co., Ltd.	900	113,743
Nitto Denko Corp.	1,200	92,719
Nomura Holdings, Inc.	16,600	103,167
Nomura Real Estate Master Fund, Inc., REIT	18	27,939
NSK, Ltd.	3,100	44,329
NTT DOCOMO, Inc.	9,300	216,566
Obayashi Corp.	1,700	15,896
OBIC Co., Ltd. (I)	900	42,846
Olympus Corp. (I)	2,900	111,488
Omron Corp.	1,000	43,879
Oriental Land Co., Ltd. (I)	2,200	126,135
ORIX Corp.	12,100	179,060
Otsuka Corp.	1,900	103,081
Otsuka Holdings Co., Ltd.	3,900	175,926
Panasonic Corp.	12,500	141,247
Rakuten, Inc.	5,100	51,078
Recruit Holdings Co., Ltd.	500	25,510
Resona Holdings, Inc.	9,500	51,020
Rohm Co., Ltd.	1,600	106,350
Ryohin Keikaku Co., Ltd. (I)	200	43,816
Santen Pharmaceutical Co., Ltd. (I)	1,500	21,719
Secom Co., Ltd.	200	14,316
Seibu Holdings, Inc. (I)	3,800	62,702

The notes are an integral part of this report. Transamerica Series Trust	Page 32	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sekisui House, Ltd.	2,200	$ 36,183
Seven & i Holdings Co., Ltd.	3,900	152,805
Shimadzu Corp.	1,400	22,246
Shimamura Co., Ltd.	500	66,065
Shimano, Inc.	300	43,789
Shimizu Corp.	2,000	17,929
Shin-Etsu Chemical Co., Ltd.	2,700	233,888
Shionogi & Co., Ltd.	1,700	87,771
Shizuoka Bank, Ltd. (I)	7,000	56,966
SMC Corp. (I)	300	88,709
SoftBank Group Corp. (I)	5,800	409,589
Sompo Holdings, Inc.	1,700	62,286
Sony Corp.	8,400	284,150
Stanley Electric Co., Ltd.	700	19,963
Sumitomo Chemical Co., Ltd.	6,000	33,522
Sumitomo Corp. (I)	900	12,106
Sumitomo Electric Industries, Ltd.	5,700	94,514
Sumitomo Metal Mining Co., Ltd.	3,000	42,670
Sumitomo Mitsui Financial Group, Inc. (I)	9,600	348,801
Sumitomo Mitsui Trust Holdings, Inc. (I)	3,900	135,220
Sumitomo Realty & Development Co., Ltd.	5,000	129,615
Suntory Beverage & Food, Ltd.	2,600	109,530
Suruga Bank, Ltd.	900	18,949
Suzuken Co., Ltd. (I)	1,800	59,014
Suzuki Motor Corp.	3,800	157,762
Sysmex Corp. (I)	1,500	90,946
T&D Holdings, Inc.	1,200	17,418
Takeda Pharmaceutical Co., Ltd.	2,400	112,724
Tohoku Electric Power Co., Inc.	1,500	20,318
Tokio Marine Holdings, Inc.	5,400	227,777
Tokyo Electric Power Co. Holdings, Inc. (I) (M)	7,000	27,414
Tokyo Electron, Ltd.	1,300	141,934
Tokyo Gas Co., Ltd. (I)	7,000	31,853
Tokyo Tatemono Co., Ltd.	6,800	89,665
Tokyu Corp.	17,000	120,327
Toppan Printing Co., Ltd.	10,000	101,949
Toyo Suisan Kaisha, Ltd.	500	18,616
Toyota Industries Corp.	1,700	84,443
Toyota Motor Corp.	15,000	814,066
Toyota Tsusho Corp. (I)	700	21,189
Trend Micro, Inc. (I)	1,300	57,801
United Urban Investment Corp., Class A, REIT (I)	13	19,968
West Japan Railway Co.	2,200	143,090
Yahoo Japan Corp. (I)	5,000	23,085
Yamada Denki Co., Ltd. (I)	15,200	75,775
Yamaha Motor Co., Ltd.	400	9,633
Yamato Holdings Co., Ltd. (I)	3,100	64,949

		17,422,980

Jersey, Channel Islands - 0.0% (A)
Randgold Resources, Ltd.	1,434	125,137

Luxembourg - 0.0% (A)
ArcelorMittal (M)	37,060	311,778

Macau - 0.0% (A)
Sands China, Ltd.	17,600	81,529

Netherlands - 0.3%
ASML Holding NV	3,536	469,262
ASR Nederland NV (M)	3,467	98,845
Heineken Holding NV, Class A	2,384	189,650
Heineken NV	1,005	85,556
ING Groep NV	42,521	642,771
Koninklijke Ahold Delhaize NV	15,995	342,293
Koninklijke KPN NV	105,566	317,920

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Philips NV	2,326	$ 74,764
NN Group NV	7,517	244,463
Royal Dutch Shell PLC, Class A	43,999	1,155,449
Royal Dutch Shell PLC, Class B	17,149	469,362

		4,090,335

New Zealand - 0.0% (A)
Auckland International Airport, Ltd.	7,672	36,356
Contact Energy, Ltd.	5,860	20,786
Fletcher Building, Ltd.	6,914	40,325
Ryman Healthcare, Ltd.	3,142	18,523
Spark New Zealand, Ltd.	15,460	37,931

		153,921

Norway - 0.0% (A)
Norsk Hydro ASA	22,020	127,870

Panama - 0.0% (A)
Copa Holdings SA, Class A	4,817	540,708

Portugal - 0.0% (A)
Galp Energia SGPS SA, Class B	16,206	245,930

Puerto Rico - 0.0% (A)
First BanCorp (M)	14,550	82,207

Singapore - 0.1%
Ascendas Real Estate Investment Trust	4,500	8,107
CapitaLand Mall Trust, REIT	10,000	14,083
CapitaLand, Ltd.	8,800	22,836
ComfortDelGro Corp., Ltd.	10,300	18,850
DBS Group Holdings, Ltd.	12,500	173,357
Genting Singapore PLC	20,300	14,802
Global Logistic Properties, Ltd., Class L	22,900	45,510
Hutchison Port Holdings Trust	57,400	23,821
Jardine Cycle & Carriage, Ltd.	400	12,542
Keppel Corp., Ltd.	11,900	59,038
Kulicke & Soffa Industries, Inc. (M)	9,500	193,040
Oversea-Chinese Banking Corp., Ltd.	21,000	145,920
Singapore Exchange, Ltd. (I)	2,100	11,559
Singapore Press Holdings, Ltd. (I)	4,000	10,151
Singapore Telecommunications, Ltd. (I)	46,600	130,254
United Overseas Bank, Ltd.	8,200	129,608
Wilmar International, Ltd.	16,300	41,133

		1,054,611

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	14,927	115,768
Banco Santander SA, Class A	73,616	451,175
Bankia SA (I)	222,709	253,267
Distribuidora Internacional de Alimentacion SA (I)	26,331	152,275
Iberdrola SA	74,150	530,387
Industria de Diseno Textil SA	15,200	535,755
Red Electrica Corp. SA	11,733	225,302
Repsol SA, Class A	12,538	193,611
Telefonica SA	31,267	349,734

		2,807,274

Sweden - 0.1%
Assa Abloy AB, B Shares	971	19,971
Atlas Copco AB, A Shares	6,979	246,350
Nordea Bank AB	31,873	363,881
Sandvik AB	17,591	262,864
Skandinaviska Enskilda Banken AB, Class A	26,789	298,066

		1,191,132

The notes are an integral part of this report. Transamerica Series Trust	Page 33	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 0.5%
ABB, Ltd.	3,260	$ 76,256
Actelion, Ltd. (M)	536	151,010
Adecco Group AG	3,438	244,211
Chubb, Ltd.	4,379	596,639
Cie Financiere Richemont SA	4,164	329,246
Credit Suisse Group AG (M)	8,866	131,886
Glencore PLC (M)	18,153	71,222
LafargeHolcim, Ltd. (M)	8,865	523,943
Nestle SA	20,733	1,590,706
Novartis AG	11,581	859,629
Roche Holding AG	5,279	1,348,144
Syngenta AG (M)	277	121,779
TE Connectivity, Ltd.	8,235	613,919
UBS Group AG	19,097	305,621
Wolseley PLC	5,337	335,674
Zurich Insurance Group AG	1,132	302,198

		7,602,083

United Kingdom - 0.8%
3i Group PLC	26,669	250,435
Associated British Foods PLC	4,289	140,038
AstraZeneca PLC	4,131	254,258
BAE Systems PLC	13,226	106,468
Barclays PLC	35,513	100,157
Barratt Developments PLC	23,291	159,476
BP PLC	59,020	338,341
British American Tobacco PLC	16,294	1,081,982
BT Group PLC, Class A	19,348	77,135
Capita PLC	247	1,747
Cardtronics PLC, Class A (M)	875	40,906
Centrica PLC	107,346	291,852
Compass Group PLC	14,252	268,916
Delphi Automotive PLC, Class A	3,846	309,564
Diageo PLC	6,241	178,555
Dixons Carphone PLC	30,967	123,224
Ensco PLC, Class A	5,325	47,659
GlaxoSmithKline PLC	37,811	786,162
HSBC Holdings PLC	91,058	742,590
Imperial Brands PLC	3,458	167,539
InterContinental Hotels Group PLC	5,664	277,328
ITV PLC	64,690	177,419
LivaNova PLC (M)	875	42,884
Lloyds Banking Group PLC	184,459	153,271
London Stock Exchange Group PLC	7,523	298,885
National Grid PLC, Class B	6,601	83,820
Noble Corp. PLC (I)	4,525	28,010
Pentair PLC	646	40,556
Prudential PLC	31,775	671,212
Reckitt Benckiser Group PLC, Class A	3,243	296,042
RELX PLC	12,612	247,137
Rio Tinto PLC	11,306	454,635
Rio Tinto, Ltd.	2,620	121,021
RSA Insurance Group PLC	32,009	235,210
Sage Group PLC	29,046	229,450
Standard Chartered PLC (M)	34,104	326,022
STERIS PLC	1,700	118,082
Taylor Wimpey PLC	112,584	272,380
TechnipFMC PLC (M)	8,960	291,200
Unilever NV, CVA (I)	15,161	753,212
Vodafone Group PLC	274,563	715,864
Whitbread PLC	7,323	363,146
WPP PLC, Class A	21,662	475,499

		12,139,289

	Shares	Value
COMMON STOCKS (continued)
United States - 16.4%
3D Systems Corp. (I) (M)	2,100	$ 31,416
8x8, Inc. (M)	1,575	24,019
A. Schulman, Inc.	2,050	64,472
A.O. Smith Corp.	4,800	245,568
AAR Corp.	550	18,497
Aaron’s, Inc.	5,300	157,622
Abbott Laboratories	12,122	538,338
ABIOMED, Inc. (M)	350	43,820
ABM Industries, Inc.	1,075	46,870
Acadia Healthcare Co., Inc. (I) (M)	13,280	579,008
Acadia Realty Trust, REIT	825	24,800
ACI Worldwide, Inc. (M)	2,325	49,732
Acorda Therapeutics, Inc. (M)	2,675	56,175
Acuity Brands, Inc.	2,156	439,824
Adobe Systems, Inc. (M)	12,478	1,623,762
Advanced Energy Industries, Inc. (M)	425	29,138
Advanced Micro Devices, Inc. (M)	825	12,004
AdvanSix, Inc. (M)	500	13,660
AECOM (M)	5,800	206,422
Aegion Corp., Class A (M)	4,275	97,940
Aerojet Rocketdyne Holdings, Inc. (M)	1,175	25,498
AES Corp.	41,940	468,889
Aetna, Inc.	8,039	1,025,374
Affiliated Managers Group, Inc.	2,527	414,276
AGCO Corp.	1,550	93,279
Agilent Technologies, Inc.	3,502	185,151
AK Steel Holding Corp. (I) (M)	8,750	62,912
Akorn, Inc., Class A (M)	3,525	84,882
Alaska Air Group, Inc.	800	73,776
Albany Molecular Research, Inc. (I) (M)	525	7,366
Alcoa Corp.	2,062	70,933
Alexander & Baldwin, Inc.	875	38,955
Alexion Pharmaceuticals, Inc. (M)	2,154	261,151
Align Technology, Inc. (M)	2,305	264,407
Alleghany Corp. (M)	300	184,398
Allegiant Travel Co., Class A	250	40,063
Allergan PLC	5,495	1,312,865
ALLETE, Inc.	1,450	98,179
Allscripts Healthcare Solutions, Inc. (M)	8,025	101,757
Allstate Corp.	800	65,192
Alphabet, Inc., Class A (M)	2,123	1,799,879
Alphabet, Inc., Class C (M)	5,326	4,418,237
Altria Group, Inc.	4,168	297,679
AMAG Pharmaceuticals, Inc. (M)	2,175	49,046
Amazon.com, Inc. (M)	4,505	3,993,863
AMC Networks, Inc., Class A (M)	1,625	95,355
Ameren Corp.	7,071	386,006
American Assets Trust, Inc., REIT	675	28,242
American Axle & Manufacturing Holdings, Inc. (M)	1,525	28,640
American Campus Communities, Inc., REIT	4,025	191,550
American Eagle Outfitters, Inc. (I)	3,150	44,194
American Express Co.	2,832	224,040
American Financial Group, Inc.	2,700	257,634
American International Group, Inc.	6,897	430,580
American States Water Co.	725	32,118
American Tower Corp., Class A, REIT	9,560	1,161,922
American Vanguard Corp.	575	9,545
American Woodmark Corp. (M)	275	25,245
Ameriprise Financial, Inc.	1,175	152,374
Ameris Bancorp	625	28,813

The notes are an integral part of this report. Transamerica Series Trust	Page 34	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Amgen, Inc.	4,205	$ 689,914
AMN Healthcare Services, Inc. (M)	950	38,570
Amphastar Pharmaceuticals, Inc. (M)	3,750	54,375
Amphenol Corp., Class A	7,108	505,876
Anadarko Petroleum Corp., Class A	5,986	371,132
Analog Devices, Inc., Class A	9,633	789,424
AngioDynamics, Inc. (M)	2,050	35,568
Anixter International, Inc. (M)	2,000	158,600
ANSYS, Inc. (M)	1,075	114,885
Anthem, Inc.	380	62,844
Apache Corp.	5,270	270,825
Apple, Inc.	53,132	7,632,943
Applied Industrial Technologies, Inc.	775	47,934
Applied Materials, Inc., Class A	44,905	1,746,804
Aptargroup, Inc.	350	26,947
ArcBest Corp.	3,700	96,200
Archer-Daniels-Midland Co.	3,603	165,882
Archrock, Inc.	7,725	95,790
Arista Networks, Inc. (I) (M)	2,732	361,362
ARRIS International PLC (M)	3,300	87,285
Arrow Electronics, Inc. (M)	4,450	326,674
Arthur J. Gallagher & Co.	5,694	321,939
Ashland Global Holdings, Inc.	650	80,476
Associated Banc-Corp.	6,150	150,060
AT&T, Inc.	45,334	1,883,628
Atmos Energy Corp.	3,875	306,086
ATN International, Inc.	200	14,084
Automatic Data Processing, Inc.	945	96,759
AutoZone, Inc. (M)	36	26,030
AvalonBay Communities, Inc., REIT	2,176	399,514
Avista Corp.	1,700	66,385
Avnet, Inc.	5,550	253,968
Avon Products, Inc. (M)	9,025	39,710
B&G Foods, Inc. (I)	1,275	51,319
B/E Aerospace, Inc.	125	8,014
Baker Hughes, Inc.	12,780	764,500
BancorpSouth, Inc.	2,075	62,769
Bank of America Corp.	142,833	3,369,430
Bank of Hawaii Corp.	1,250	102,950
Bank of New York Mellon Corp.	12,336	582,629
Bank of the Ozarks, Inc.	1,050	54,610
Banner Corp.	325	18,083
Barnes Group, Inc.	3,475	178,406
Baxter International, Inc.	7,890	409,175
BB&T Corp.	4,278	191,227
Becton Dickinson and Co.	4,477	821,261
Bel Fuse, Inc., Class B	1,445	36,920
Belden, Inc.	750	51,892
Bemis Co., Inc.	975	47,638
Benchmark Electronics, Inc. (M)	4,600	146,280
Berkshire Hathaway, Inc., Class B (M)	8,350	1,391,778
Berry Plastics Group, Inc. (M)	1,500	72,855
Best Buy Co., Inc.	15,279	750,963
Big Lots, Inc. (I)	1,100	53,548
Bill Barrett Corp. (M)	825	3,754
Biogen, Inc. (M)	2,546	696,127
BioMarin Pharmaceutical, Inc. (M)	469	41,169
BioTelemetry, Inc. (M)	600	17,370
Bioverativ, Inc. (M)	2,125	115,727
BJ’s Restaurants, Inc. (M)	425	17,170
Black Box Corp.	625	5,594
BlackRock, Inc., Class A	1,281	491,276
Blucora, Inc. (M)	775	13,408
Bob Evans Farms, Inc.	350	22,705
Boeing Co.	4,200	742,812
BofI Holding, Inc. (I) (M)	825	21,557
Boise Cascade Co. (M)	750	20,025

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Boston Private Financial Holdings, Inc.	1,475	$ 24,190
Boston Scientific Corp. (M)	25,662	638,214
Bottomline Technologies de, Inc. (M)	675	15,964
Briggs & Stratton Corp.	775	17,399
Brink’s Co.	3,500	187,075
Brinker International, Inc. (I)	2,975	130,781
Bristol-Myers Squibb Co.	16,884	918,152
Bristow Group, Inc.	400	6,084
Brixmor Property Group, Inc., REIT	2,136	45,839
Broadcom, Ltd.	7,850	1,718,836
Broadridge Financial Solutions, Inc.	4,275	290,486
Brookline Bancorp, Inc.	1,400	21,910
Brown & Brown, Inc.	1,675	69,881
Brunswick Corp., Class B	1,750	107,100
Buffalo Wild Wings, Inc. (M)	375	57,281
Bunge, Ltd.	6,100	483,486
Burlington Stores, Inc. (M)	4,900	476,721
Cable One, Inc.	100	62,447
Cabot Corp.	4,365	261,507
Cabot Microelectronics Corp., Class A	425	32,559
Cabot Oil & Gas Corp.	8,804	210,504
CACI International, Inc., Class A (M)	1,300	152,490
Cadence Design Systems, Inc. (M)	6,300	197,820
Caleres, Inc.	2,275	60,105
Callaway Golf Co.	11,225	124,261
Cambrex Corp. (M)	600	33,030
Camden Property Trust, REIT	2,016	162,207
Capella Education Co.	275	23,382
Capital One Financial Corp.	4,799	415,881
Care Capital Properties, Inc., REIT	2,750	73,892
Carlisle Cos., Inc.	4,931	524,708
Carpenter Technology Corp.	350	13,055
Carter’s, Inc.	1,350	121,230
Casey’s General Stores, Inc.	325	36,481
Catalent, Inc. (M)	2,450	69,384
Cathay General Bancorp	1,525	57,462
Cato Corp., Class A	1,400	30,744
Cavium, Inc. (M)	4,940	354,000
CBRE Group, Inc., Class A (M)	12,399	431,361
CBS Corp., Class B	7,450	516,732
CDK Global, Inc.	1,475	95,890
CEB, Inc.	575	45,195
Celgene Corp. (M)	9,520	1,184,574
CenterPoint Energy, Inc.	18,370	506,461
Central Garden & Pet Co. (M)	775	28,729
Central Garden & Pet Co., Class A (M)	3,925	136,276
CenturyLink, Inc.	2,491	58,713
Charles River Laboratories International, Inc. (M)	1,050	94,447
Charles Schwab Corp.	33,745	1,377,133
Charter Communications, Inc., Class A (M)	2,663	871,653
Cheesecake Factory, Inc.	1,625	102,960
Chemours Co.	4,150	159,775
Chesapeake Lodging Trust, REIT	975	23,361
Chevron Corp.	7,100	762,327
Chico’s FAS, Inc.	4,075	57,865
Children’s Place, Inc. (I)	1,475	177,074
Chimera Investment Corp., REIT	6,790	137,022
Ciena Corp. (M)	2,225	52,532
Cigna Corp.	1,212	177,546
Cimarex Energy Co.	1,200	143,388
Cinemark Holdings, Inc.	1,375	60,967
Cirrus Logic, Inc. (M)	1,200	72,828
Cisco Systems, Inc.	11,283	381,365
Citigroup, Inc.	49,738	2,975,327
CMS Energy Corp.	5,960	266,650
CNO Financial Group, Inc.	3,350	68,675

The notes are an integral part of this report. Transamerica Series Trust	Page 35	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Coca-Cola Co.	12,240	$ 519,466
Cognizant Technology Solutions Corp., Class A (M)	2,276	135,468
Coherent, Inc. (M)	450	92,538
Cohu, Inc.	3,225	59,533
Columbia Banking System, Inc.	1,200	46,788
Comcast Corp., Class A	39,471	1,483,715
Comerica, Inc., Class A	4,920	337,414
Comfort Systems USA, Inc., Class A	675	24,739
Commerce Bancshares, Inc.	109	6,121
Commercial Metals Co.	4,600	87,998
Community Bank System, Inc.	650	35,737
Community Health Systems, Inc. (M)	2,125	18,849
CommVault Systems, Inc. (M)	1,800	91,440
Computer Sciences Corp.	11,965	825,705
comScore, Inc. (I) (M)	825	17,812
Conagra Brands, Inc.	12,000	484,080
Concho Resources, Inc. (M)	4,023	516,312
Constellation Brands, Inc., Class A	3,350	542,934
Contango Oil & Gas Co., Class A (M)	250	1,830
Convergys Corp.	1,800	38,070
Cooper Cos., Inc.	248	49,573
Cooper-Standard Holdings, Inc. (M)	1,500	166,395
Copart, Inc. (M)	1,875	116,119
Core-Mark Holding Co., Inc.	300	9,357
CoreCivic, Inc., REIT	2,350	73,837
CoreLogic, Inc. (M)	1,650	67,188
CoreSite Realty Corp., REIT	675	60,784
Corning, Inc.	16,217	437,859
Corporate Office Properties Trust, REIT	5,225	172,947
Costco Wholesale Corp.	3,495	586,077
Cousins Properties, Inc., REIT	5,242	43,351
Cracker Barrel Old Country Store, Inc. (I)	575	91,569
Crane Co.	2,975	222,619
Cree, Inc. (M)	350	9,356
Cross Country Healthcare, Inc. (M)	1,450	20,822
Crown Holdings, Inc. (M)	3,500	185,325
CryoLife, Inc. (M)	500	8,325
CST Brands, Inc.	1,300	62,517
Cummins, Inc.	3,646	551,275
Curtiss-Wright Corp.	5,560	507,406
CVS Health Corp.	1,329	104,326
D.R. Horton, Inc.	12,763	425,136
Dana, Inc.	9,425	181,997
Danaher Corp.	2,891	247,267
Darling Ingredients, Inc. (M)	3,050	44,286
DCT Industrial Trust, Inc., REIT	1,275	61,353
Dean Foods Co.	6,650	130,739
Deckers Outdoor Corp. (M)	525	31,358
Deere & Co.	831	90,463
Delta Air Lines, Inc.	22,993	1,056,758
Denbury Resources, Inc. (I) (M)	7,025	18,125
Depomed, Inc. (M)	900	11,295
Devon Energy Corp., Class A	3,200	133,504
DeVry Education Group, Inc.	1,125	39,881
Diamondback Energy, Inc. (M)	3,861	400,444
DiamondRock Hospitality Co., REIT	8,200	91,430
Dick’s Sporting Goods, Inc.	1,975	96,103
Digi International, Inc. (M)	2,650	31,535
Dime Community Bancshares, Inc.	1,425	28,928
DineEquity, Inc.	350	19,047
Discover Financial Services	22,411	1,532,688
DISH Network Corp., Class A (M)	7,180	455,858
Dollar General Corp.	8,747	609,928
Domino’s Pizza, Inc.	925	170,477
Domtar Corp.	1,175	42,911
Donnelley Financial Solutions, Inc. (M)	512	9,876

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Douglas Emmett, Inc., REIT	3,450	$ 132,480
Dow Chemical Co.	5,395	342,798
Dr Pepper Snapple Group, Inc.	870	85,190
Dril-Quip, Inc., Class A (I) (M)	400	21,820
DST Systems, Inc.	1,625	199,062
Duke Realty Corp., REIT	5,875	154,336
Dunkin’ Brands Group, Inc.	4,400	240,592
DXP Enterprises, Inc. (M)	250	9,468
E.I. du Pont de Nemours & Co.	10,311	828,283
Eagle Materials, Inc.	4,881	474,140
East West Bancorp, Inc.	13,288	685,794
EastGroup Properties, Inc., REIT	175	12,868
Eastman Chemical Co.	6,625	535,300
Eaton Corp. PLC	6,366	472,039
Eaton Vance Corp.	950	42,712
eBay, Inc. (M)	36,840	1,236,719
Edison International	13,493	1,074,178
El Paso Electric Co.	1,575	79,537
Electronic Arts, Inc. (M)	9,082	813,021
Eli Lilly & Co.	9,649	811,577
EMCOR Group, Inc.	2,625	165,244
Emergent BioSolutions, Inc. (M)	325	9,438
Energen Corp. (M)	1,825	99,353
Energizer Holdings, Inc.	9,360	521,820
EnerSys	6,225	491,401
Engility Holdings, Inc. (M)	375	10,853
EOG Resources, Inc.	15,503	1,512,318
EPR Properties, REIT	875	64,426
EQT Corp.	4,601	281,121
Equifax, Inc.	2,465	337,064
Equinix, Inc., REIT	631	252,633
Equity Commonwealth, REIT (M)	4,460	139,241
Essendant, Inc.	3,925	59,464
Essex Property Trust, Inc., REIT	382	88,444
Evercore Partners, Inc., Class A	2,650	206,435
Evolent Health, Inc., Class A (M)	8,280	184,644
Exact Sciences Corp. (I) (M)	8,282	195,621
ExlService Holdings, Inc. (M)	1,825	86,432
Express Scripts Holding Co. (M)	11,300	744,783
Express, Inc. (M)	1,400	12,754
Exterran Corp. (M)	1,787	56,201
Exxon Mobil Corp.	17,489	1,434,273
EZCORP, Inc., Class A (M)	900	7,335
Facebook, Inc., Class A (M)	25,587	3,634,633
FactSet Research Systems, Inc.	775	127,805
Fair Isaac Corp.	675	87,041
Federal Signal Corp.	1,125	15,536
FedEx Corp.	497	96,990
Fidelity National Information Services, Inc.	5,860	466,573
Finish Line, Inc., Class A	950	13,519
First American Financial Corp.	1,475	57,938
First Financial Bancorp	800	21,960
First Horizon National Corp.	2,375	43,938
First Industrial Realty Trust, Inc., REIT	2,200	58,586
First Midwest Bancorp, Inc.	7,100	168,128
First Republic Bank, Class A	2,575	241,561
FirstCash, Inc.	2,156	105,967
Flowers Foods, Inc.	3,475	67,450
Fluor Corp.	1,919	100,978
Ford Motor Co.	4,303	50,087
Forestar Group, Inc. (M)	600	8,190
Fortinet, Inc. (M)	3,225	123,679
Fortive Corp.	718	43,238
Fortune Brands Home & Security, Inc.	7,030	427,775
Francesca’s Holdings Corp. (M)	650	9,978
Franklin Street Properties Corp., REIT	1,350	16,389
FTD Cos., Inc. (M)	375	7,553

The notes are an integral part of this report. Transamerica Series Trust	Page 36	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
FTI Consulting, Inc. (M)	875	$ 36,024
Fulton Financial Corp.	3,950	70,507
FutureFuel Corp.	2,075	29,424
GameStop Corp., Class A (I)	2,000	45,100
Gannett Co., Inc.	2,250	18,855
Gartner, Inc. (M)	625	67,494
General Cable Corp.	5,675	101,866
General Dynamics Corp.	2,961	554,299
General Electric Co.	49,614	1,478,497
General Motors Co.	28,612	1,011,720
Geo Group, Inc., REIT	4,075	188,958
Getty Realty Corp., REIT	502	12,686
Gibraltar Industries, Inc. (M)	600	24,720
Gilead Sciences, Inc.	28,854	1,959,764
GoDaddy, Inc., Class A (M)	12,300	466,170
Goldman Sachs Group, Inc.	935	214,788
Government Properties Income Trust, REIT (I)	725	15,174
Graham Holdings Co., Class B	100	59,955
Great Plains Energy, Inc.	5,625	164,362
Green Dot Corp., Class A (M)	1,350	45,036
Green Plains, Inc.	700	17,325
Greenbrier Cos., Inc. (I)	2,750	118,525
Greif, Inc., Class A	2,200	121,198
Group 1 Automotive, Inc.	1,925	142,604
Guidewire Software, Inc. (M)	3,606	203,126
Gulf Island Fabrication, Inc.	2,125	24,544
Gulfport Energy Corp. (M)	2,300	39,537
Haemonetics Corp. (M)	1,050	42,599
Hain Celestial Group, Inc. (M)	1,325	49,290
Halliburton Co.	28,791	1,416,805
Halyard Health, Inc. (M)	3,075	117,127
Hancock Holding Co.	4,150	189,032
Hanmi Financial Corp., Class B	2,675	82,256
Hanover Insurance Group, Inc.	2,550	229,653
Harris Corp.	2,865	318,789
Harsco Corp. (M)	1,650	21,038
Hartford Financial Services Group, Inc.	1,894	91,045
Haverty Furniture Cos., Inc.	325	7,914
Hawaiian Electric Industries, Inc.	3,675	122,414
Hawaiian Holdings, Inc. (M)	1,050	48,772
HB Fuller Co.	975	50,271
HCA Holdings, Inc. (M)	618	54,996
HCP, Inc., REIT	4,770	149,206
HD Supply Holdings, Inc. (M)	7,990	328,589
Headwaters, Inc. (M)	1,350	31,698
Healthcare Realty Trust, Inc., REIT	1,075	34,938
HealthSouth Corp.	1,725	73,847
Heidrick & Struggles International, Inc.	4,325	113,964
Helen of Troy, Ltd. (M)	1,225	115,395
Helix Energy Solutions Group, Inc., Class A (M)	1,675	13,015
Herman Miller, Inc.	1,125	35,494
Hess Corp.	1,640	79,064
Hewlett Packard Enterprise Co.	5,942	140,825
HFF, Inc., Class A	2,100	58,107
Highwoods Properties, Inc., REIT	3,475	170,727
Hill-Rom Holdings, Inc.	3,100	218,860
Hilton Grand Vacations, Inc. (M)	7,064	202,454
Hilton Worldwide Holdings, Inc.	7,966	465,692
HMS Holdings Corp. (M)	1,725	35,069
HNI Corp.	800	36,872
HollyFrontier Corp.	6,025	170,748
Hologic, Inc. (M)	2,980	126,799
Home BancShares, Inc.	1,600	43,312
Home Depot, Inc.	11,282	1,656,536
Honeywell International, Inc.	9,726	1,214,486

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Hope Bancorp, Inc.	2,183	$ 41,848
Hospitality Properties Trust, REIT	6,675	210,463
HP, Inc.	103,606	1,852,475
HSN, Inc.	575	21,333
Hub Group, Inc., Class A (M)	3,675	170,520
Hubbell, Inc., Class B	1,000	120,050
Humana, Inc., Class A	6,816	1,405,050
Huntington Ingalls Industries, Inc.	1,725	345,414
Iconix Brand Group, Inc. (M)	925	6,956
IDACORP, Inc.	1,675	138,958
IDEX Corp.	1,200	112,212
IDEXX Laboratories, Inc. (M)	3,330	514,851
II-VI, Inc. (M)	275	9,914
Illinois Tool Works, Inc., Class A	3,620	479,541
Illumina, Inc. (M)	3,619	617,546
Impax Laboratories, Inc. (M)	10,350	130,927
Independent Bank Corp.	550	35,750
Ingersoll-Rand PLC	3,132	254,694
Ingevity Corp. (M)	1,150	69,977
Ingredion, Inc.	6,255	753,290
Innophos Holdings, Inc.	2,250	121,432
Innospec, Inc.	2,375	153,781
Inogen, Inc. (M)	125	9,695
Insight Enterprises, Inc. (M)	1,350	55,471
Insperity, Inc.	1,850	164,002
Integer Holdings Corp. (M)	575	23,115
Integrated Device Technology, Inc. (M)	2,625	62,134
Intercept Pharmaceuticals, Inc. (I) (M)	1,725	195,097
Intercontinental Exchange, Inc.	6,717	402,147
InterDigital, Inc.	625	53,937
Interface, Inc., Class A	1,250	23,813
International Business Machines Corp.	3,823	665,737
International Game Technology PLC	18,390	435,843
INTL. FCStone, Inc. (M)	325	12,337
Invacare Corp.	7,200	85,680
Investment Technology Group, Inc.	1,875	37,969
Itron, Inc. (M)	750	45,525
ITT, Inc.	3,900	159,978
Ixia (M)	900	17,685
J&J Snack Foods Corp.	275	37,279
J.M. Smucker, Co.	2,943	385,768
j2 Global, Inc.	925	77,617
Jabil Circuit, Inc.	3,600	104,112
Jack in the Box, Inc.	675	68,661
Jacobs Engineering Group, Inc.	4,630	255,946
Janus Capital Group, Inc.	2,575	33,990
JC Penney Co., Inc. (I) (M)	5,950	36,652
JetBlue Airways Corp. (M)	8,175	168,487
John Bean Technologies Corp.	2,320	204,044
John Wiley & Sons, Inc., Class A	1,700	91,460
Johnson & Johnson	7,875	980,831
Johnson Controls International PLC	2,081	87,652
Jones Lang LaSalle, Inc.	1,725	192,251
Kaiser Aluminum Corp.	350	27,965
KapStone Paper and Packaging Corp.	875	20,213
Kate Spade & Co. (M)	1,800	41,814
KB Home	1,500	29,820
KBR, Inc.	7,625	114,604
Kelly Services, Inc., Class A	600	13,116
Kennametal, Inc.	1,450	56,883
KeyCorp	20,731	368,597
Keysight Technologies, Inc. (M)	5,275	190,638
Kilroy Realty Corp., REIT	1,775	127,942
Kimberly-Clark Corp.	4,811	633,272
Kimco Realty Corp., REIT	7,230	159,711
Kinder Morgan, Inc.	7,249	157,593
Kindred Healthcare, Inc.	1,425	11,899

The notes are an integral part of this report. Transamerica Series Trust	Page 37	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Kite Pharma, Inc. (M)	4,400	$ 345,356
Kite Realty Group Trust, REIT	5,600	120,400
Koppers Holdings, Inc. (M)	2,175	92,111
Kraft Heinz Co.	3,926	356,520
Kroger Co.	4,426	130,523
L3 Technologies, Inc.	1,124	185,786
La-Z-Boy, Inc.	4,475	120,825
Lam Research Corp.	7,549	968,990
Lamb Weston Holdings, Inc.	2,600	109,356
Landstar System, Inc.	1,550	132,757
LCI Industries	1,025	102,295
Lear Corp.	714	101,088
LegacyTexas Financial Group, Inc.	725	28,928
Legg Mason, Inc.	1,700	61,387
Leidos Holdings, Inc.	4,450	227,573
Lennox International, Inc.	4,182	699,649
Liberty Property Trust, Series C, REIT	4,041	155,781
Life Storage, Inc., REIT	575	47,219
LifePoint Health, Inc. (M)	800	52,400
Lincoln Electric Holdings, Inc.	525	45,601
Lincoln National Corp.	4,525	296,161
Lithia Motors, Inc., Class A (I)	1,100	94,215
Littelfuse, Inc.	400	63,964
Live Nation Entertainment, Inc. (M)	4,300	130,591
LivePerson, Inc. (M)	5,975	40,929
LKQ Corp. (M)	10,861	317,901
LogMeIn, Inc.	900	87,750
Louisiana-Pacific Corp. (M)	2,850	70,737
Lowe’s Cos., Inc.	10,784	886,553
LSC Communications, Inc.	4,062	102,200
Luminex Corp.	700	12,859
Lydall, Inc. (M)	300	16,080
Macerich Co., Class A, REIT	270	17,388
Mack-Cali Realty Corp., REIT	5,000	134,700
Macy’s, Inc.	1,564	46,357
Magellan Health, Inc. (M)	1,850	127,742
Manhattan Associates, Inc. (M)	1,375	71,569
ManpowerGroup, Inc.	7,775	797,482
ManTech International Corp., Class A	450	15,584
Marathon Petroleum Corp.	1,618	81,774
MarketAxess Holdings, Inc.	675	126,556
Martin Marietta Materials, Inc.	301	65,693
Masco Corp.	7,779	264,408
Masimo Corp. (M)	2,300	214,498
Mastercard, Inc., Class A	6,891	775,031
Matson, Inc.	850	26,996
Matthews International Corp., Class A	625	42,281
MB Financial, Inc.	1,050	44,961
McKesson Corp.	1,700	252,042
MDU Resources Group, Inc.	4,325	118,375
Medical Properties Trust, Inc., REIT	725	9,345
Medicines Co. (I) (M)	2,800	136,920
Medifast, Inc.	250	11,093
MEDNAX, Inc. (M)	1,750	121,415
Merck & Co., Inc.	17,331	1,101,212
Meredith Corp. (I)	675	43,605
Methode Electronics, Inc.	3,200	145,920
MetLife, Inc.	16,716	882,939
Microchip Technology, Inc.	2,247	165,784
Microsemi Corp. (M)	2,525	130,113
Microsoft Corp.	98,238	6,469,955
MicroStrategy, Inc., Class A (M)	750	140,850
Middleby Corp. (M)	1,839	250,932
Minerals Technologies, Inc.	725	55,535
MKS Instruments, Inc.	175	12,031
Mohawk Industries, Inc. (M)	4,268	979,463
Molina Healthcare, Inc. (M)	1,750	79,800

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Molson Coors Brewing Co., Class B	8,177	$ 782,621
Momenta Pharmaceuticals, Inc., Class B (M)	10,500	140,175
Mondelez International, Inc., Class A	16,866	726,587
Monster Beverage Corp. (M)	5,215	240,777
Moog, Inc., Class A (M)	1,100	74,085
Morgan Stanley	35,689	1,528,917
Mosaic Co.	9,948	290,283
Movado Group, Inc.	3,050	76,097
MSC Industrial Direct Co., Inc., Class A	900	92,484
MSCI, Inc., Class A	3,080	299,345
Mueller Industries, Inc.	1,075	36,797
Murphy USA, Inc. (M)	675	49,558
MYR Group, Inc. (M)	3,500	143,500
Nabors Industries, Ltd.	5,200	67,964
Nanometrics, Inc. (M)	2,150	65,489
Nasdaq, Inc.	3,960	275,022
National Fuel Gas Co. (I)	825	49,186
Natus Medical, Inc. (M)	675	26,494
Navient Corp.	3,300	48,708
Navigant Consulting, Inc. (M)	925	21,146
Navigators Group, Inc.	275	14,933
NBT Bancorp, Inc.	650	24,096
NCR Corp. (M)	15,170	692,966
Neenah Paper, Inc.	350	26,145
NetApp, Inc.	12,310	515,173
Netflix, Inc. (M)	2,696	398,496
NETGEAR, Inc. (M)	650	32,208
NeuStar, Inc., Class A (M)	1,000	33,150
New Jersey Resources Corp.	225	8,910
New York Community Bancorp, Inc.	1,575	22,003
Newell Brands, Inc.	1,066	50,283
Newmont Mining Corp.	12,758	420,504
Newpark Resources, Inc. (M)	1,800	14,580
NextEra Energy, Inc.	7,338	941,979
NIC, Inc.	1,075	21,715
NIKE, Inc., Class B	4,131	230,221
NiSource, Inc., Class B	4,311	102,559
Nordstrom, Inc. (I)	5,079	236,529
Norfolk Southern Corp.	1,529	171,202
Northrop Grumman Corp.	1,231	292,781
NorthWestern Corp.	850	49,895
Norwegian Cruise Line Holdings, Ltd. (M)	6,422	325,788
NOW, Inc. (M)	7,025	119,144
Nu Skin Enterprises, Inc., Class A	8,780	487,641
Nucor Corp.	6,020	359,514
Nutrisystem, Inc.	450	24,975
NuVasive, Inc. (M)	950	70,946
NVIDIA Corp.	5,312	578,636
NVR, Inc. (M)	115	242,291
O’Reilly Automotive, Inc. (M)	1,503	405,570
Occidental Petroleum Corp.	6,623	419,633
Office Depot, Inc.	22,350	104,263
OGE Energy Corp.	7,225	252,730
Oil States International, Inc. (M)	875	29,006
Old Dominion Freight Line, Inc.	3,568	305,314
Old Republic International Corp.	9,725	199,168
Olin Corp.	3,100	101,897
On Assignment, Inc. (M)	975	47,317
Oracle Corp.	16,773	748,244
Orbital ATK, Inc.	650	63,700
Orion Group Holdings, Inc. (M)	475	3,548
Oshkosh Corp.	1,425	97,741
Owens & Minor, Inc.	4,550	157,430
Owens-Illinois, Inc. (M)	3,025	61,649
Oxford Industries, Inc.	250	14,315
PACCAR, Inc.	3,160	212,352

The notes are an integral part of this report. Transamerica Series Trust	Page 38	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Packaging Corp. of America	2,775	$ 254,245
PacWest Bancorp	4,450	237,007
Palo Alto Networks, Inc. (M)	1,822	205,303
Panera Bread Co., Class A (I) (M)	425	111,295
Papa John’s International, Inc.	450	36,018
PAREXEL International Corp. (M)	1,075	67,843
Parker-Hannifin Corp.	4,000	641,280
Parkway, Inc., REIT	664	13,207
Patterson-UTI Energy, Inc.	2,825	68,563
PayPal Holdings, Inc. (M)	10,014	430,802
PDC Energy, Inc. (M)	1,100	68,585
PepsiCo, Inc.	15,096	1,688,639
Perficient, Inc. (M)	575	9,982
Perry Ellis International, Inc. (M)	1,900	40,812
Pfizer, Inc.	46,869	1,603,388
PG&E Corp.	7,247	480,911
PharMerica Corp. (M)	2,900	67,860
Philip Morris International, Inc.	7,172	809,719
Pilgrim’s Pride Corp.	17,455	392,825
Pinnacle Financial Partners, Inc.	650	43,193
Pinnacle West Capital Corp.	2,358	196,610
Pioneer Energy Services Corp. (M)	1,450	5,800
Pioneer Natural Resources Co.	3,609	672,104
Piper Jaffray Cos.	275	17,559
Pitney Bowes, Inc.	3,475	45,557
Plantronics, Inc.	825	44,641
Plexus Corp. (M)	2,650	153,170
PNC Financial Services Group, Inc.	3,706	445,609
Polaris Industries, Inc. (I)	400	33,520
PolyOne Corp.	1,625	55,396
Post Holdings, Inc. (M)	3,575	312,884
Potlatch Corp., REIT	750	34,275
Powell Industries, Inc.	225	7,749
Prestige Brands Holdings, Inc. (M)	925	51,393
Priceline Group, Inc. (M)	417	742,247
PrivateBancorp, Inc., Class A	1,225	72,728
Procter & Gamble Co.	12,275	1,102,909
Progress Software Corp.	3,900	113,295
Prologis, Inc., Class A, REIT	5,937	308,012
Provident Financial Services, Inc.	1,000	25,850
Prudential Financial, Inc.	2,845	303,505
PS Business Parks, Inc., REIT	1,425	163,533
PTC, Inc. (M)	2,100	110,355
Public Storage, REIT	763	167,028
PulteGroup, Inc.	7,145	168,265
PVH Corp.	3,491	361,214
QEP Resources, Inc. (M)	4,650	59,101
QUALCOMM, Inc.	875	50,172
Quality Systems, Inc. (M)	1,000	15,240
Qualys, Inc. (M)	450	17,055
QuinStreet, Inc. (M)	2,200	8,580
Quorum Health Corp. (M)	5,300	28,832
R.R. Donnelley & Sons Co.	3,708	44,904
Raven Industries, Inc.	675	19,609
Rayonier Advanced Materials, Inc. (I)	775	10,424
Rayonier, Inc., REIT	6,150	174,291
RE/MAX Holdings, Inc., Class A	325	19,321
Regal Beloit Corp.	2,575	194,799
Regency Centers Corp., REIT	1,038	68,913
Regions Financial Corp.	38,849	564,476
Reinsurance Group of America, Inc., Class A	2,400	304,752
Reliance Steel & Aluminum Co.	2,525	202,050
ResMed, Inc.	2,650	190,720
Resources Connection, Inc.	2,300	38,525
Retail Opportunity Investments Corp., REIT	1,825	38,380
Revance Therapeutics, Inc. (M)	6,267	130,354

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
REX American Resources Corp., Class A (M)	125	$ 11,311
Reynolds American, Inc., Class A	3,896	245,526
Rockwell Automation, Inc., Class B	2,920	454,673
Rogers Corp. (M)	300	25,761
Ross Stores, Inc.	22,735	1,497,554
Rowan Cos. PLC, Class A (M)	2,325	36,224
Royal Caribbean Cruises, Ltd., Class A	2,828	277,455
Royal Gold, Inc.	525	36,776
RPM International, Inc.	3,725	204,987
Rudolph Technologies, Inc. (M)	3,700	82,880
Ruth’s Hospitality Group, Inc.	550	11,028
S&P Global, Inc.	3,672	480,077
Safety Insurance Group, Inc.	250	17,525
Sage Therapeutics, Inc. (M)	500	35,535
Saia, Inc. (M)	425	18,828
salesforce.com, Inc. (M)	4,237	349,510
Sanderson Farms, Inc. (I)	375	38,940
Sanmina Corp. (M)	2,925	118,755
Saul Centers, Inc., REIT	225	13,865
ScanSource, Inc. (M)	225	8,831
Schlumberger, Ltd.	5,413	422,755
Scholastic Corp.	500	21,285
Schweitzer-Mauduit International, Inc.	2,950	122,189
Science Applications International Corp.	4,375	325,500
Scientific Games Corp., Class A (M)	875	20,694
Scotts Miracle-Gro Co., Class A	825	77,047
Sealed Air Corp., Class A	1,834	79,926
SEI Investments Co.	2,975	150,059
Select Comfort Corp. (I) (M)	950	23,551
Select Medical Holdings Corp. (M)	7,125	95,119
Selective Insurance Group, Inc.	1,025	48,329
Semtech Corp. (M)	1,825	61,685
Seneca Foods Corp., Class A (M)	575	20,758
Senior Housing Properties Trust, REIT	8,375	169,594
ServiceNow, Inc. (M)	3,401	297,485
Shire PLC	8,665	506,016
Signature Bank (M)	3,658	542,811
Silgan Holdings, Inc.	375	22,260
Simmons First National Corp., Class A	700	38,605
Simon Property Group, Inc., REIT	1,657	285,054
Sirius XM Holdings, Inc. (I)	21,465	110,545
Skechers U.S.A., Inc., Class A (M)	2,650	72,742
SkyWest, Inc.	1,450	49,662
SL Green Realty Corp., REIT	1,226	130,716
SLM Corp. (M)	8,475	102,547
SM Energy Co.	1,925	46,238
Snap, Inc., Class A (I) (M)	14,252	321,098
Snap-on, Inc.	1,717	289,606
Sonoco Products Co.	1,150	60,858
Sotheby’s, Class A (M)	275	12,507
Southwest Airlines Co.	10,176	547,062
Southwest Gas Holdings, Inc.	950	78,764
Spark Therapeutics, Inc. (I) (M)	3,346	178,476
SpartanNash Co.	3,225	112,843
Spire, Inc.	125	8,438
Spirit Realty Capital, Inc., REIT	3,788	38,372
Splunk, Inc. (M)	5,177	322,475
Spok Holdings, Inc.	1,700	32,300
Sprint Corp. (I) (M)	12,660	109,889
Sprouts Farmers Market, Inc. (I) (M)	400	9,248
SPX Corp. (M)	725	17,581
SPX FLOW, Inc. (M)	750	26,033
SRC Energy, Inc. (I) (M)	3,375	28,485
Stamps.com, Inc. (M)	300	35,505
Standard Motor Products, Inc.	525	25,799
Standex International Corp.	250	25,038
Stanley Black & Decker, Inc.	8,607	1,143,612

The notes are an integral part of this report. Transamerica Series Trust	Page 39	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Starbucks Corp.	18,228	$ 1,064,333
State Street Corp.	3,393	270,117
Steel Dynamics, Inc.	19,225	668,261
Stepan Co.	1,700	133,977
Sterling Bancorp	8,100	191,970
Steven Madden, Ltd., Class B (M)	1,075	41,441
Stifel Financial Corp. (M)	2,700	135,513
STORE Capital Corp., REIT	3,924	93,705
Strayer Education, Inc.	200	16,098
Summit Hotel Properties, Inc., REIT	10,725	171,385
SunCoke Energy, Inc. (M)	1,300	11,648
Superior Energy Services, Inc. (M)	5,825	83,064
Superior Industries International, Inc.	425	10,774
SUPERVALU, Inc. (M)	8,700	33,582
SVB Financial Group (M)	1,626	302,582
Sykes Enterprises, Inc. (M)	3,925	115,395
Symantec Corp.	12,320	377,978
Synaptics, Inc. (I) (M)	675	33,419
Synchronoss Technologies, Inc. (M)	725	17,690
SYNNEX Corp.	800	89,552
Synovus Financial Corp.	5,900	242,018
T-Mobile US, Inc. (M)	965	62,329
Tailored Brands, Inc. (I)	2,050	30,627
Take-Two Interactive Software, Inc. (M)	6,565	389,108
Tanger Factory Outlet Centers, Inc., REIT	1,750	57,347
Taubman Centers, Inc., REIT	2,500	165,050
TCF Financial Corp.	11,375	193,602
TD Ameritrade Holding Corp.	3,367	130,842
Tech Data Corp. (M)	1,575	147,892
Teleflex, Inc.	825	159,827
Telephone & Data Systems, Inc.	5,075	134,538
Tempur Sealy International, Inc. (I) (M)	200	9,292
Teradyne, Inc.	9,725	302,447
Terex Corp.	3,500	109,900
Tesla, Inc. (I) (M)	1,036	288,319
Tesoro Corp.	2,460	199,408
Tetra Tech, Inc.	5,000	204,250
Texas Capital Bancshares, Inc. (M)	2,475	206,539
Texas Instruments, Inc.	13,205	1,063,795
Texas Roadhouse, Inc., Class A	1,125	50,096
Textron, Inc.	1,170	55,680
TherapeuticsMD, Inc. (I) (M)	21,740	156,528
Thermo Fisher Scientific, Inc.	1,818	279,245
Thor Industries, Inc.	1,275	122,566
Time Warner, Inc.	3,649	356,544
Time, Inc.	2,000	38,700
Timken Co.	1,475	66,670
TiVo Corp.	3,775	70,781
TJX Cos., Inc.	11,218	887,119
Toll Brothers, Inc. (M)	4,060	146,607
TopBuild Corp. (M)	1,775	83,425
Toro Co.	2,075	129,604
Trimble, Inc. (M)	3,900	124,839
Trinity Industries, Inc.	2,875	76,331
TripAdvisor, Inc. (M)	1,110	47,908
TrueBlue, Inc. (M)	4,700	128,545
TrustCo Bank Corp.	8,250	64,762
Trustmark Corp., Class A	1,225	38,943
TTM Technologies, Inc. (M)	4,075	65,730
Tupperware Brands Corp.	975	61,152
Twenty-First Century Fox, Inc., Class A	33,887	1,097,600
Two Harbors Investment Corp., REIT	40,460	388,011
Tyson Foods, Inc., Class A	11,910	734,966
U.S. Steel Corp.	4,550	153,835
UGI Corp.	15,767	778,890
Ulta Beauty, Inc. (M)	902	257,277
Ultratech, Inc. (M)	500	14,810

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
UMB Financial Corp.	700	$ 52,717
Umpqua Holdings Corp.	5,750	102,005
Union Pacific Corp.	10,064	1,065,979
Unit Corp. (M)	1,075	25,972
United Community Banks, Inc.	6,575	182,062
United Continental Holdings, Inc. (M)	13,282	938,240
United Fire Group, Inc.	425	18,177
United Natural Foods, Inc. (M)	1,025	44,311
United Parcel Service, Inc., Class B	813	87,235
United Rentals, Inc. (M)	4,917	614,871
United Technologies Corp.	3,704	415,626
United Therapeutics Corp. (M)	1,775	240,299
UnitedHealth Group, Inc.	23,260	3,814,873
Uniti Group, Inc., REIT	4,675	120,849
Universal Corp.	425	30,069
Universal Forest Products, Inc.	1,275	125,638
Universal Insurance Holdings, Inc.	550	13,475
US Concrete, Inc. (I) (M)	250	16,138
US Silica Holdings, Inc.	675	32,393
Valero Energy Corp.	8,434	559,090
Valmont Industries, Inc.	425	66,087
Valspar Corp.	650	72,111
Vantiv, Inc., Class A (M)	11,931	765,016
Varex Imaging Corp. (M)	750	25,200
VCA, Inc. (M)	3,100	283,650
Vectren Corp.	3,575	209,531
Veeva Systems, Inc., Class A (I) (M)	4,432	227,273
Veritiv Corp. (M)	1,325	68,635
Verizon Communications, Inc.	23,618	1,151,377
Vertex Pharmaceuticals, Inc. (M)	6,243	682,672
Viad Corp.	2,350	106,220
Viavi Solutions, Inc. (M)	4,675	50,116
Visa, Inc., Class A	32,783	2,913,425
Vishay Intertechnology, Inc. (I)	2,625	43,181
Vista Outdoor, Inc. (M)	1,150	23,679
VMware, Inc., Class A (I) (M)	13,410	1,235,597
Voya Financial, Inc.	122	4,631
Vulcan Materials Co.	2,178	262,405
WABCO Holdings, Inc. (M)	3,362	394,766
Wabtec Corp. (I)	375	29,250
WageWorks, Inc. (M)	275	19,883
Wal-Mart Stores, Inc.	20,420	1,471,874
Walgreens Boots Alliance, Inc.	9,192	763,396
Walker & Dunlop, Inc. (M)	550	22,930
Walt Disney Co.	9,433	1,069,608
Washington Prime Group, Inc., REIT	9,375	81,469
Watsco, Inc.	475	68,010
Watts Water Technologies, Inc., Class A	200	12,470
Wayfair, Inc., Class A (I) (M)	5,349	216,581
WebMD Health Corp., Class A (M)	1,625	85,605
Weingarten Realty Investors, REIT	875	29,216
WellCare Health Plans, Inc. (M)	5,351	750,264
Wells Fargo & Co.	30,149	1,678,093
Wendy’s Co.	1,025	13,950
West Pharmaceutical Services, Inc.	150	12,242
Westar Energy, Inc., Class A	500	27,135
Western Refining, Inc.	1,250	43,838
WestRock Co.	4,551	236,789
WEX, Inc. (M)	1,683	174,190
WGL Holdings, Inc.	175	14,443
White Mountains Insurance Group, Ltd.	170	149,580
WhiteWave Foods Co., Class A (M)	825	46,324
Winnebago Industries, Inc.	575	16,819
Wintrust Financial Corp.	1,025	70,848
Wolverine World Wide, Inc.	1,675	41,825
Workday, Inc., Class A (M)	1,146	95,439
World Fuel Services Corp.	1,600	58,000

The notes are an integral part of this report. Transamerica Series Trust	Page 40	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Worthington Industries, Inc.	900	$ 40,581
WPX Energy, Inc. (M)	10,150	135,908
WR Berkley Corp.	1,700	120,071
Xcel Energy, Inc.	8,967	398,583
Yum! Brands, Inc.	160	10,224
Zebra Technologies Corp., Class A (M)	1,000	91,250
Zimmer Biomet Holdings, Inc., Class A	1,190	145,311
Zions Bancorporation	1,751	73,542

		238,265,231

Total Common Stocks (Cost $282,958,556)		320,127,604

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Henkel AG & Co. KGaA
1.34% (N)	3,632	465,342
Volkswagen AG
0.13% (N)	2,576	375,387

Total Preferred Stocks (Cost $830,340)		840,729

INVESTMENT COMPANIES - 6.7%
United States - 6.7%
JPMorgan High Yield Fund	7,016,004	52,058,747
JPMorgan Value Advantage Fund	1,359,716	45,128,969

Total Investment Companies (Cost $91,512,490)		97,187,716

MASTER LIMITED PARTNERSHIP - 0.0% (A)
Bermuda - 0.0% (A)
Lazard, Ltd., Class A	4,755	218,682

Total Master Limited Partnership (Cost $233,229)		218,682

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (A)
U.S. Treasury Bill
0.63% (N), 06/22/2017 (L)	$ 300,000	299,498
0.85% (N), 09/07/2017 (L)	15,000	14,945
0.98% (N), 03/01/2018 (L)	50,000	49,543

Total Short-Term U.S. Government Obligations (Cost $364,074)		363,986

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (N)	25,243,282	25,243,282

Total Securities Lending Collateral (Cost $25,243,282)		25,243,282

Principal	Value
REPURCHASE AGREEMENT - 3.7%

State Street Bank & Trust Co. 0.09% (N), dated 03/31/2017, to be repurchased at $54,485,229 on 04/03/2017. Collateralized by U.S. Government Obligations, 0.75% - 1.00%, due 07/31/2018 - 09/15/2018, and with a total value of $55,578,105.

$ 54,484,820	$ 54,484,820

Total Repurchase Agreement (Cost $54,484,820)	54,484,820

Total Investments (Cost $1,427,711,431) (O)	1,474,950,055
Net Other Assets (Liabilities) - (1.4)%	(20,721,467)

Net Assets - 100.0%	$ 1,454,228,588

The notes are an integral part of this report. Transamerica Series Trust	Page 41	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS: (P)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	71	06/30/2017	$15,534	$—
2-Year U.S. Treasury Note	Short	(83)	06/30/2017	—	(33,571)
5-Year U.S. Treasury Note	Long	22	06/30/2017	6,464	—
5-Year U.S. Treasury Note	Short	(465)	06/30/2017	—	(92,555)
10-Year Australia Treasury Bond	Long	140	06/15/2017	270,719	—
10-Year U.S. Treasury Bond	Short	(169)	06/21/2017	—	(152,659)
10-Year U.S. Treasury Note	Long	154	06/21/2017	25,052	—
10-Year U.S. Treasury Note	Short	(21)	06/21/2017	—	(11,599)
EURO STOXX 50® Index	Long	28	06/16/2017	19,962	—
FTSE 100 Index	Long	6	06/16/2017	49	—
FTSE 100 Index	Short	(40)	06/16/2017	—	(10,196)
German Euro Bund	Short	(171)	06/08/2017	—	(47,179)
Hang Seng Index	Short	(24)	04/27/2017	36,656	—
MSCI Emerging Markets Mini Index	Long	310	06/16/2017	542,523	—
Russell 2000® Mini Index	Long	46	06/16/2017	6,618	—
S&P 500® E-Mini	Long	43	06/16/2017	—	(15,340)
S&P Midcap 400® E-Mini Index	Long	5	06/16/2017	5,360	—
S&P/ASX 200 Index	Long	2	06/15/2017	9,600	—
S&P/ASX 200 Index	Short	(33)	06/15/2017	—	(66,226)
S&P/TSX 60 Index	Long	53	06/15/2017	—	(19,096)
TOPIX Index	Long	138	06/08/2017	—	(353,162)
U.S. Treasury Bond	Long	68	06/21/2017	50,566	—
U.S. Treasury Bond	Short	(19)	06/21/2017	—	(23,112)

Total				$989,103	$(824,695)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	15.1%	$ 223,360,929
U.S. Government Obligations	14.4	211,703,005
Asset-Backed Securities	7.9	116,113,043
Banks	6.3	92,724,130
U.S. Fixed Income Funds	3.5	52,058,747
Oil, Gas & Consumable Fuels	3.5	51,613,240
U.S. Equity Funds	3.1	45,128,969
Mortgage-Backed Securities	2.9	42,041,916
Capital Markets	2.7	39,294,070
Electric Utilities	1.8	26,029,036
Insurance	1.7	25,730,091
Software	1.6	24,190,782
Diversified Telecommunication Services	1.5	22,697,917
Equity Real Estate Investment Trusts	1.5	22,390,766
Pharmaceuticals	1.5	22,005,007
Media	1.4	20,181,897
Consumer Finance	1.2	17,793,522
Technology Hardware, Storage & Peripherals	1.2	17,736,999
Health Care Providers & Services	1.2	17,144,135
Biotechnology	1.0	15,270,320
Beverages	0.9	13,873,084
Semiconductors & Semiconductor Equipment	0.9	13,176,727
Internet Software & Services	0.9	12,605,216
IT Services	0.8	12,017,188
Food Products	0.8	11,618,359
Diversified Financial Services	0.8	11,363,552

The notes are an integral part of this report. Transamerica Series Trust	Page 42	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments		Value
Chemicals	0.8%		$ 11,086,949
Food & Staples Retailing	0.8		11,085,385
Specialty Retail	0.7		10,641,436
Road & Rail	0.7		10,288,626
Machinery	0.7		9,783,069
Aerospace & Defense	0.6		9,092,932
Multi-Utilities	0.6		8,839,815
Foreign Government Obligations	0.6		8,384,517
Tobacco	0.5		8,013,502
Health Care Equipment & Supplies	0.5		8,004,745
Industrial Conglomerates	0.5		7,729,353
Metals & Mining	0.5		7,436,932
Energy Equipment & Services	0.5		7,225,110
Automobiles	0.5		6,843,448
Airlines	0.4		6,584,858
Hotels, Restaurants & Leisure	0.4		6,534,190
Trading Companies & Distributors	0.4		5,805,806
Internet & Direct Marketing Retail	0.4		5,745,566
Electronic Equipment, Instruments & Components	0.4		5,304,465
Electrical Equipment	0.3		4,965,096
Gas Utilities	0.3		4,031,147
Communications Equipment	0.3		3,931,111
Commercial Services & Supplies	0.3		3,916,560
Wireless Telecommunication Services	0.3		3,796,635
Household Durables	0.2		3,382,813
Real Estate Management & Development	0.2		3,306,524
Household Products	0.2		3,296,970
Building Products	0.2		3,114,072
Textiles, Apparel & Luxury Goods	0.2		2,453,889
Professional Services	0.2		2,341,980
Life Sciences Tools & Services	0.2		2,271,524
Multiline Retail	0.2		2,238,464
Auto Components	0.2		2,173,554
Construction & Engineering	0.1		2,098,077
Air Freight & Logistics	0.1		1,643,872
Containers & Packaging	0.1		1,629,939
Independent Power & Renewable Electricity Producers	0.1		1,592,390
Construction Materials	0.1		1,503,538
Personal Products	0.1		1,473,936
Transportation Infrastructure	0.1		1,376,007
Health Care Technology	0.0	(A)	650,846
Municipal Government Obligations	0.0	(A)	570,774
Mortgage Real Estate Investment Trusts	0.0	(A)	525,033
Paper & Forest Products	0.0	(A)	491,627
Leisure Products	0.0	(A)	428,064
Water Utilities	0.0	(A)	395,050
Diversified Consumer Services	0.0	(A)	349,614
Distributors	0.0	(A)	339,800
Thrifts & Mortgage Finance	0.0	(A)	186,030
Internet & Catalog Retail	0.0	(A)	47,908
Marine	0.0	(A)	41,772

Investments, at Value	94.6		1,394,857,967
Short-Term Investments	5.4		80,092,088

Total Investments	100.0%		$ 1,474,950,055

The notes are an integral part of this report. Transamerica Series Trust	Page 43	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$116,029,240	$83,803	$116,113,043
Corporate Debt Securities	—	374,309,052	—	374,309,052
Foreign Government Obligations	—	8,384,517	—	8,384,517
Mortgage-Backed Securities	—	42,041,916	—	42,041,916
Municipal Government Obligations	—	570,774	—	570,774
U.S. Government Agency Obligations	—	223,360,929	—	223,360,929
U.S. Government Obligations	—	211,703,005	—	211,703,005
Common Stocks	247,414,011	72,713,593	—	320,127,604
Preferred Stocks	—	840,729	—	840,729
Investment Companies	97,187,716	—	—	97,187,716
Master Limited Partnership	218,682	—	—	218,682
Short-Term U.S. Government Obligations	—	363,986	—	363,986
Securities Lending Collateral	25,243,282	—	—	25,243,282
Repurchase Agreement	—	54,484,820	—	54,484,820

Total Investments	$370,063,691	$1,104,802,561	$83,803	$1,474,950,055

Other Financial Instruments
Futures Contracts (S)	$989,103	$—	$—	$989,103

Total Other Financial Instruments	$989,103	$—	$—	$989,103

LIABILITIES
Other Financial Instruments
Futures Contracts (S)	$(824,695)	$—	$—	$(824,695)

Total Other Financial Instruments	$(824,695)	$—	$—	$(824,695)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(C)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $147,263,741, representing 10.1% of the Portfolio’s net assets.

(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, value of the security is $83,803, representing less than 0.1% of the Portfolio’s net assets.

(E)	Security is Level 3 of the fair value hierarchy.
(F)	Illiquid securities. At March 31, 2017, total value of illiquid securities is $8,839,461, representing 0.6% of the Portfolio’s net assets.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after March 31, 2017.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)

All or a portion of the securities are on loan. The total value of all securities on loan is $24,520,772. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(J)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of March 31, 2017; the maturity dates disclosed are the ultimate maturity dates.
(K)	Rounds to less than $1 or $(1).
(L)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $5,084,525.

(M)	Non-income producing securities.
(N)	Rates disclosed reflect the yields at March 31, 2017.
(O)

Aggregate cost for federal income tax purposes is $1,427,711,431. Aggregate gross unrealized appreciation and depreciation for all securities is $63,117,457 and $15,878,833, respectively. Net unrealized appreciation for tax purposes is $47,238,624.

The notes are an integral part of this report. Transamerica Series Trust	Page 44	March 31, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(P)	Cash in the amount of $212,187 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(Q)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(R)	Level 3 securities were not considered significant to the Portfolio.
(S)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 45	March 31, 2017 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Fund - 4.9%
iShares MSCI EAFE ETF	973,058	$ 60,611,783

U.S. Equity Funds - 44.2%
iShares Core S&P 500 ETF	1,631,980	387,219,894
SPDR S&P 500 ETF Trust	410,561	96,785,650
Vanguard Small-Cap ETF	453,970	60,505,122

		544,510,666

U.S. Fixed Income Funds - 50.1%
iShares 20+ Year Treasury Bond ETF (A)	972,035	117,334,345
iShares Core U.S. Aggregate Bond ETF	910,001	98,726,008
Vanguard Total Bond Market ETF	4,946,647	401,074,139

		617,134,492

Total Exchange-Traded Funds (Cost $1,193,737,805)		1,222,256,941

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.4%
Put - S&P 500®
Exercise Price $1,900
Expiration Date 06/15/2018	170	725,050
Put - S&P 500®
Exercise Price $1,925
Expiration Date 06/15/2018	36	164,700
Put - S&P 500®
Exercise Price $1,950
Expiration Date 06/15/2018	172	845,380
Put - S&P 500®
Exercise Price $1,975
Expiration Date 06/15/2018	35	184,625
Put - S&P 500®
Exercise Price $2,000
Expiration Date 06/15/2018	171	950,760
Put - S&P 500®
Exercise Price $2,025
Expiration Date 06/15/2018	36	218,700
Put - S&P 500®
Exercise Price $2,050
Expiration Date 06/15/2018	171	1,114,065
Put - S&P 500®
Exercise Price $2,075
Expiration Date 06/15/2018	37	258,445

Total Exchange-Traded Options Purchased (Cost $5,270,229)		4,461,725

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (B)	103,602,348	103,602,348

Total Securities Lending Collateral (Cost $103,602,348)		103,602,348

Principal	Value
REPURCHASE AGREEMENT - 0.1%

State Street Bank & Trust Co. 0.09% (B), dated 03/31/2017, to be repurchased at $635,609 on 04/03/2017. Collateralized by U.S. Government Obligations, 0.13% - 0.75%, due 04/15/2018, and with a total value of $652,464.

$ 635,604	$ 635,604

Total Repurchase Agreement (Cost $635,604)	635,604

Total Investments (Cost $1,303,245,986) (C)	1,330,956,618
Net Other Assets (Liabilities) - (8.1)%	(99,240,987)

Net Assets - 100.0%	$ 1,231,715,631

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,222,256,941	$—	$—	$1,222,256,941
Exchange-Traded Options Purchased	4,461,725	—	—	4,461,725
Securities Lending Collateral	103,602,348	—	—	103,602,348
Repurchase Agreement	—	635,604	—	635,604

Total Investments	$1,330,321,014	$635,604	$—	$1,330,956,618

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of the security on loan is $101,467,257. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at March 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $1,303,245,986. Aggregate gross unrealized appreciation and depreciation for all securities is $34,889,276 and $7,178,644, respectively. Net unrealized appreciation for tax purposes is $27,710,632.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
International Equity Fund - 6.9%
iShares MSCI EAFE ETF	617,685	$ 38,475,599

U.S. Equity Funds - 61.6%
iShares Core S&P 500 ETF	1,027,097	243,699,305
SPDR S&P 500 ETF Trust	259,702	61,222,150
Vanguard Small-Cap ETF	287,919	38,373,844

		343,295,299

U.S. Fixed Income Funds - 30.4%
iShares 20+ Year Treasury Bond ETF	269,420	32,521,688
iShares Core U.S. Aggregate Bond ETF	252,896	27,436,687
Vanguard Total Bond Market ETF	1,354,008	109,782,969

		169,741,344

Total Exchange-Traded Funds (Cost $530,700,640)		551,512,242

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.5%
Put - S&P 500®
Exercise Price $1,900
Expiration Date 06/15/2018	112	477,680
Put - S&P 500®
Exercise Price $1,925
Expiration Date 06/15/2018	21	96,075
Put - S&P 500®
Exercise Price $1,950
Expiration Date 06/15/2018	113	555,395
Put - S&P 500®
Exercise Price $1,975
Expiration Date 06/15/2018	23	121,325
Put - S&P 500®
Exercise Price $2,000
Expiration Date 06/15/2018	111	617,160
Put - S&P 500®
Exercise Price $2,025
Expiration Date 06/15/2018	24	145,800
Put - S&P 500®
Exercise Price $2,050
Expiration Date 06/15/2018	111	723,165
Put - S&P 500®
Exercise Price $2,075
Expiration Date 06/15/2018	23	160,655

Total Exchange-Traded Options Purchased (Cost $3,423,350)		2,897,255

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.09% (A), dated 03/31/2017, to be repurchased at $3,751,046 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $3,829,351.	$ 3,751,017	3,751,017

Total Repurchase Agreement (Cost $3,751,017)		3,751,017

Value
Total Investments (Cost $537,875,007) (B)	$ 558,160,514
Net Other Assets (Liabilities) - (0.1)%	(472,062)

Net Assets - 100.0%	$ 557,688,452

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$551,512,242	$—	$—	$551,512,242
Exchange-Traded Options Purchased	2,897,255	—	—	2,897,255
Repurchase Agreement	—	3,751,017	—	3,751,017

Total Investments	$554,409,497	$3,751,017	$—	$558,160,514

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2017.
(B)

Aggregate cost for federal income tax purposes is $537,875,007. Aggregate gross unrealized appreciation and depreciation for all securities is $23,549,778 and $3,264,271, respectively. Net unrealized appreciation for tax purposes is $20,285,507.

(C)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 9.6%
International Equity Fund - 6.3%
Vanguard FTSE All-World ex-US ETF	140,885	$ 6,738,530

U.S. Fixed Income Fund - 3.3%
iShares 20+ Year Treasury Bond ETF	29,443	3,554,064

Total Exchange-Traded Funds (Cost $9,817,614)		10,292,594

INVESTMENT COMPANIES - 89.4%
International Equity Fund - 7.3%
Madison International Stock Fund	621,122	7,745,394

U.S. Equity Funds - 36.3%
Madison Investors Fund	454,710	9,553,457
Madison Large Cap Value Fund	363,798	5,304,173
Madison Mid Cap Fund	379,088	3,495,191
Transamerica Dividend Focused (A)	316,660	3,467,423
Transamerica JPMorgan Enhanced Index VP (B)	189,339	3,705,374
Transamerica Mid Cap Value Opportunities (A)	268,029	3,232,434
Transamerica Small/Mid Cap Value VP (B)	222,855	4,853,774
Transamerica WMC US Growth VP (B)	206,780	5,279,104

		38,890,930

U.S. Fixed Income Funds - 45.8%
Madison Core Bond Fund	1,902,812	18,856,867
Transamerica Bond (A)	180,051	1,679,873
Transamerica Core Bond (A)	1,677,828	16,610,494
Transamerica Short-Term Bond (A)	1,186,188	11,885,599

		49,032,833

Total Investment Companies (Cost $94,488,487)		95,669,157

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $1,213,732 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $1,239,375.	$ 1,213,723	1,213,723

Total Repurchase Agreement (Cost $1,213,723)		1,213,723

Total Investments (Cost $105,519,824) (D)		107,175,474
Net Other Assets (Liabilities) - (0.1)%		(60,435)

Net Assets - 100.0%		$ 107,115,039

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$10,292,594	$—	$—	$10,292,594
Investment Companies	95,669,157	—	—	95,669,157
Repurchase Agreement	—	1,213,723	—	1,213,723

Total Investments	$105,961,751	$1,213,723	$—	$107,175,474

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at March 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $105,519,824. Aggregate gross unrealized appreciation and depreciation for all securities is $2,499,241 and $843,591, respectively. Net unrealized appreciation for tax purposes is $1,655,650.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 9.7%
International Equity Fund - 4.3%
Vanguard FTSE All-World ex-US ETF	65,997	$ 3,156,636

U.S. Fixed Income Funds - 5.4%
iShares 20+ Year Treasury Bond ETF	26,268	3,170,810
iShares TIPS Bond ETF	6,355	728,601

		3,899,411

Total Exchange-Traded Funds (Cost $6,838,250)		7,056,047

INVESTMENT COMPANIES - 89.3%
International Equity Fund - 3.5%
Madison International Stock Fund	203,589	2,538,753

U.S. Equity Funds - 21.7%
Madison Investors Fund	261,245	5,488,749
Madison Large Cap Value Fund	111,883	1,631,250
Madison Mid Cap Fund	140,773	1,297,924
Transamerica Dividend Focused (A)	132,112	1,446,626
Transamerica JPMorgan Enhanced Index VP (B)	83,431	1,632,744
Transamerica Mid Cap Value Opportunities (A)	92,325	1,113,443
Transamerica Small/Mid Cap Value VP (B)	68,411	1,489,982
Transamerica WMC US Growth VP (B)	64,932	1,657,704

		15,758,422

U.S. Fixed Income Funds - 64.1%
Madison Core Bond Fund	1,774,333	17,583,637
Transamerica Bond (A)	394,792	3,683,409
Transamerica Core Bond (A)	1,439,364	14,249,701
Transamerica Short-Term Bond (A)	1,110,564	11,127,848

		46,644,595

Total Investment Companies (Cost $64,809,590)		64,941,770

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $779,312 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $799,768.	$ 779,306	779,306

Total Repurchase Agreement (Cost $779,306)		779,306

Total Investments (Cost $72,427,146) (D)		72,777,123
Net Other Assets (Liabilities) - (0.1)%		(43,558)

Net Assets - 100.0%		$ 72,733,565

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$7,056,047	$—	$—	$7,056,047
Investment Companies	64,941,770	—	—	64,941,770
Repurchase Agreement	—	779,306	—	779,306

Total Investments	$71,997,817	$779,306	$—	$72,777,123

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at March 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $72,427,146. Aggregate gross unrealized appreciation and depreciation for all securities is $1,093,058 and $743,081, respectively. Net unrealized appreciation for tax purposes is $349,977.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 43.2%
Aerospace & Defense - 2.4%
Boeing Co.	7,362	$ 1,302,043
United Technologies Corp.	13,057	1,465,126

		2,767,169

Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	10,900	1,169,570

Banks - 4.0%
BB&T Corp.	17,000	759,900
PNC Financial Services Group, Inc.	12,100	1,454,904
US Bancorp	35,081	1,806,672
Wells Fargo & Co.	12,002	668,031

		4,689,507

Beverages - 0.8%
PepsiCo, Inc.	7,950	889,287

Biotechnology - 0.8%
Amgen, Inc.	5,893	966,865

Capital Markets - 1.8%
CME Group, Inc., Class A	11,800	1,401,840
Northern Trust Corp.	8,500	735,930

		2,137,770

Chemicals - 1.6%
Monsanto Co.	5,500	622,600
Praxair, Inc.	10,770	1,277,322

		1,899,922

Communications Equipment - 1.4%
Cisco Systems, Inc.	47,400	1,602,120

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	28,600	1,394,250

Electric Utilities - 1.3%
Duke Energy Corp.	6,800	557,668
NextEra Energy, Inc.	7,200	924,264

		1,481,932

Electrical Equipment - 0.8%
Emerson Electric Co.	15,500	927,830

Electronic Equipment, Instruments & Components - 1.1%
TE Connectivity, Ltd.	16,900	1,259,895

Energy Equipment & Services - 1.1%
Schlumberger, Ltd.	16,103	1,257,644

Food Products - 1.6%
J.M. Smucker, Co.	6,425	842,189
Nestle SA, ADR	13,900	1,068,910

		1,911,099

Health Care Equipment & Supplies - 0.8%
Medtronic PLC	11,900	958,664

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	22,200	1,307,802
McDonald’s Corp.	7,471	968,316

		2,276,118

	Shares	Value
COMMON STOCKS (continued)
Household Products - 1.1%
Procter & Gamble Co.	13,900	$ 1,248,915

Industrial Conglomerates - 2.1%
3M Co.	5,941	1,136,692
General Electric Co.	46,050	1,372,290

		2,508,982

Insurance - 1.6%
Chubb, Ltd.	6,000	817,500
Travelers Cos., Inc.	9,200	1,108,968

		1,926,468

IT Services - 1.4%
Accenture PLC, Class A	8,625	1,033,965
Automatic Data Processing, Inc.	5,965	610,756

		1,644,721

Machinery - 0.6%
Caterpillar, Inc.	7,300	677,148

Media - 0.7%
Omnicom Group, Inc.	9,300	801,753

Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp.	9,400	1,009,278
Exxon Mobil Corp.	18,300	1,500,783

		2,510,061

Pharmaceuticals - 4.3%
Johnson & Johnson	13,651	1,700,232
Merck & Co., Inc.	17,800	1,131,012
Novartis AG, ADR	11,700	868,959
Pfizer, Inc.	38,300	1,310,243

		5,010,446

Road & Rail - 0.6%
Union Pacific Corp.	7,100	752,032

Semiconductors & Semiconductor Equipment - 1.9%
Texas Instruments, Inc.	17,760	1,430,746
Xilinx, Inc.	14,800	856,772

		2,287,518

Software - 1.5%
Microsoft Corp.	27,370	1,802,588

Specialty Retail - 1.0%
Home Depot, Inc.	8,280	1,215,752

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	5,700	818,862

Total Common Stocks (Cost $41,539,707)		50,794,888

	Principal	Value
ASSET-BACKED SECURITIES - 1.2%
Ally Master Owner Trust
Series 2014-4, Class A2,
1.43%, 06/17/2019	$ 225,000	225,172
American Express Credit Account Master Trust
Series 2014-3, Class A,
1.49%, 04/15/2020	250,000	250,261

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2014-1, Class B,
1.69%, 08/15/2019	$ 100,000	$ 100,046
Series 2017-1, Class A2,
1.54%, 02/18/2020	200,000	200,020
Chase Issuance Trust
Series 2017-A1, Class A,
1.21% (A), 01/18/2022	300,000	300,750
CNH Equipment Trust
Series 2014-A, Class A3,
0.84%, 05/15/2019	10,806	10,800
Santander Drive Auto Receivables Trust
Series 2013-4, Class C,
3.25%, 01/15/2020	132,290	132,896
Series 2013-5, Class C,
2.25%, 06/17/2019	132,050	132,404
Series 2013-5, Class D,
2.73%, 10/15/2019	75,000	75,716
Volvo Financial Equipment LLC
Series 2014-1A, Class A3,
0.82%, 04/16/2018 (B)	8,310	8,306

Total Asset-Backed Securities (Cost $1,438,747)		1,436,371

CORPORATE DEBT SECURITIES - 22.8%
Banks - 2.7%
Bank of Montreal
1.90%, 08/27/2021, MTN	250,000	243,516
Fifth Third Bancorp
2.30%, 03/01/2019	300,000	301,881
Huntington National Bank
2.20%, 04/01/2019	400,000	400,928
JPMorgan Chase & Co.
2.97%, 01/15/2023	250,000	249,802
3.13%, 01/23/2025	400,000	393,028
KeyCorp
5.10%, 03/24/2021, MTN	750,000	818,468
Regions Financial Corp.
3.20%, 02/08/2021	250,000	254,231
US Bancorp
1.95%, 11/15/2018, MTN	500,000	502,995

		3,164,849

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
4.90%, 02/01/2046	225,000	243,163
Coca-Cola Co.
2.45%, 11/01/2020	500,000	509,000

		752,163

Capital Markets - 1.0%
CBOE Holdings, Inc.
3.65%, 01/12/2027	175,000	175,936
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	500,000	562,440
Morgan Stanley
3.88%, 01/27/2026, MTN	100,000	101,330
4.30%, 01/27/2045	250,000	247,280
Nasdaq, Inc.
3.85%, 06/30/2026	50,000	49,731

		1,136,717

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.5%
Cisco Systems, Inc.
2.20%, 02/28/2021	$ 325,000	$ 325,140
Harris Corp.
5.05%, 04/27/2045	250,000	273,536

		598,676

Consumer Finance - 1.1%
Capital One Financial Corp.
2.45%, 04/24/2019	200,000	201,152
Ford Motor Credit Co. LLC
2.94%, 01/08/2019, MTN	250,000	253,415
General Motors Financial Co., Inc.
3.20%, 07/06/2021	300,000	301,138
Synchrony Financial
3.70%, 08/04/2026	250,000	242,377
3.75%, 08/15/2021	250,000	257,590

		1,255,672

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	100,000	99,904
Brookfield Finance, Inc.
4.25%, 06/02/2026	125,000	125,609

		225,513

Diversified Telecommunication Services - 1.3%
AT&T, Inc.
3.00%, 02/15/2022	400,000	399,077
4.75%, 05/15/2046	75,000	69,981
Verizon Communications, Inc.
4.40%, 11/01/2034	300,000	283,888
5.15%, 09/15/2023	675,000	742,904

		1,495,850

Electric Utilities - 0.2%
Duke Energy Corp.
3.75%, 09/01/2046	250,000	224,442

Electrical Equipment - 0.2%
Emerson Electric Co.
5.00%, 04/15/2019	175,000	186,015

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (B)	300,000	312,653

Equity Real Estate Investment Trusts - 1.2%
Boston Properties, LP
2.75%, 10/01/2026	500,000	460,216
Simon Property Group, LP
3.38%, 03/15/2022	750,000	770,158
Welltower, Inc.
4.50%, 01/15/2024	200,000	210,435

		1,440,809

Food & Staples Retailing - 0.7%
CVS Health Corp.
5.13%, 07/20/2045	250,000	275,824
Wal-Mart Stores, Inc.
3.25%, 10/25/2020	400,000	417,631
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	155,000	154,769

		848,224

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.4%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	$ 250,000	$ 241,625
Kraft Heinz Foods Co.
4.38%, 06/01/2046	200,000	187,681

		429,306

Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.
2.88%, 03/15/2023	500,000	501,472

Hotels, Restaurants & Leisure - 0.4%
Marriott International, Inc.
3.13%, 06/15/2026	250,000	240,890
McDonald’s Corp.
4.88%, 12/09/2045, MTN	250,000	265,901

		506,791

Insurance - 0.5%
Aflac, Inc.
3.63%, 11/15/2024	300,000	309,105
Marsh & McLennan Cos., Inc.
2.55%, 10/15/2018, MTN	225,000	227,639

		536,744

Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc.
3.80%, 12/05/2024	400,000	423,535
Priceline Group, Inc.
3.60%, 06/01/2026	250,000	248,364

		671,899

Internet Software & Services - 0.4%
eBay, Inc.
1.35%, 07/15/2017	425,000	424,811

IT Services - 0.9%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	250,000	243,702
Fidelity National Information Services, Inc.
3.00%, 08/15/2026	175,000	164,883
Fiserv, Inc.
2.70%, 06/01/2020	250,000	252,829
Visa, Inc.
3.15%, 12/14/2025	400,000	401,383

		1,062,797

Machinery - 0.5%
Caterpillar, Inc.
3.90%, 05/27/2021	500,000	529,032
Fortive Corp.
2.35%, 06/15/2021 (B)	100,000	98,775

		627,807

Media - 1.2%
Comcast Corp.
5.15%, 03/01/2020	475,000	517,418
Omnicom Group, Inc.
3.60%, 04/15/2026	300,000	299,847
Time Warner, Inc.
4.75%, 03/29/2021	500,000	536,741

		1,354,006

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail - 0.4%
Target Corp.
2.90%, 01/15/2022	$ 500,000	$ 509,169

Oil, Gas & Consumable Fuels - 3.2%
BP Capital Markets PLC
3.12%, 05/04/2026	200,000	195,721
ConocoPhillips Co.
4.15%, 11/15/2034	500,000	499,792
5.75%, 02/01/2019	450,000	481,655
Energy Transfer Partners, LP
5.20%, 02/01/2022	400,000	428,596
Enterprise Products Operating LLC
3.75%, 02/15/2025	300,000	301,711
5.20%, 09/01/2020	300,000	326,764
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	231,309
Marathon Oil Corp.
2.70%, 06/01/2020	250,000	248,242
6.00%, 10/01/2017	375,000	383,191
Phillips 66
4.65%, 11/15/2034	400,000	405,001
Valero Energy Corp.
6.63%, 06/15/2037	250,000	295,906

		3,797,888

Pharmaceuticals - 0.3%
Actavis Funding SCS
4.75%, 03/15/2045	150,000	150,642
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	200,000	198,559

		349,201

Road & Rail - 0.3%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	410,856

Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.
5.30%, 12/15/2045	175,000	193,723
Intel Corp.
3.30%, 10/01/2021	925,000	961,654
4.90%, 07/29/2045	250,000	280,322
NVIDIA Corp.
2.20%, 09/16/2021	100,000	97,946

		1,533,645

Software - 1.0%
Autodesk, Inc.
4.38%, 06/15/2025	250,000	257,619
Microsoft Corp.
1.55%, 08/08/2021	250,000	243,607
3.00%, 10/01/2020	400,000	414,749
Oracle Corp.
4.00%, 07/15/2046	325,000	310,056

		1,226,031

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
2.40%, 05/03/2023	450,000	442,476

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
8.35%, 07/15/2046 (B)	$ 75,000	$ 96,862
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045	175,000	180,208

		719,546

Trading Companies & Distributors - 0.4%
Air Lease Corp.
3.63%, 04/01/2027	200,000	194,389
3.75%, 02/01/2022	300,000	308,990

		503,379

Total Corporate Debt Securities (Cost $26,565,854)		26,806,931

MORTGAGE-BACKED SECURITY - 0.1%
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17, Class A1A,
5.65% (A), 06/11/2050	182,758	184,342

Total Mortgage-Backed Security (Cost $195,552)		184,342

MUNICIPAL GOVERNMENT OBLIGATIONS - 3.9%
Arizona - 0.5%
County of Pima, Certificate of Participation,
Series B,
3.33%, 12/01/2025	570,000	561,427

California - 1.0%
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds,
6.17%, 07/01/2040	250,000	279,400
Palomar Community College District, General Obligation Unlimited,
Series B1,
7.19%, 08/01/2045	425,000	487,343
Rancho Water District Financing Authority, Revenue Bonds,
Series A,
6.34%, 08/01/2040	350,000	392,917

		1,159,660

Florida - 0.5%
County of Pasco Water & Sewer Revenue, Revenue Bonds,
Series B,
6.76%, 10/01/2039	500,000	554,390

Iowa - 0.2%
State of Iowa, Revenue Bonds,
6.75%, 06/01/2034	250,000	273,248

Massachusetts - 0.4%
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	500,000	537,315

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.8%
Metropolitan Transportation Authority, Revenue Bonds,
6.55%, 11/15/2031	$ 340,000	$ 435,397
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
6.27%, 08/01/2039	500,000	545,865

		981,262

Oregon - 0.2%
Washington County School District No. 1, General Obligation Limited,
4.36%, 06/30/2034	200,000	204,350

Texas - 0.3%
Northside Independent School District, General Obligation Unlimited,
Series B,
5.74%, 08/15/2035	325,000	350,571

Total Municipal Government Obligations (Cost $4,752,874)		4,622,223

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.7%
Federal Home Loan Mortgage Corp.
1.10% (A), 06/14/2019, MTN	275,000	274,557
2.50%, 03/01/2031	84,762	84,888
3.00%, 09/01/2042 - 04/01/2043	966,566	963,724
3.50%, 01/01/2029 - 08/01/2045	1,279,071	1,314,795
4.00%, 09/01/2040 - 05/01/2045	394,659	414,727
4.50%, 02/01/2025 - 09/01/2041	387,645	414,860
5.00%, 10/01/2039	204,224	223,407
5.50%, 01/01/2037	79,791	88,673
Federal National Mortgage Association
2.40% (A), 03/25/2023	272,800	272,356
2.50%, 05/01/2031	134,218	134,431
3.00%, 05/01/2027 - 03/01/2043	1,865,582	1,888,293
3.50%, 08/01/2026 - 04/01/2045	1,494,497	1,540,366
4.00%, 02/01/2035 - 09/01/2045	1,711,746	1,804,356
4.50%, 03/01/2039 - 07/01/2041	169,743	182,916
5.00%, 07/01/2035	7,736	8,465
Federal National Mortgage Association REMIC
2.50%, 04/25/2040	217,545	219,013
FREMF Mortgage Trust
3.88% (A), 01/25/2047 (B)	100,000	102,213
4.77% (A), 04/25/2044 (B)	100,000	102,224
Government National Mortgage Association
3.50%, 12/15/2042	146,635	152,383
4.00%, 12/15/2039	17,059	18,015
4.50%, 08/15/2040	13,954	14,931

Total U.S. Government Agency Obligations (Cost $10,371,223)		10,219,593

U.S. GOVERNMENT OBLIGATIONS - 16.7%
U.S. Treasury - 16.7%
U.S. Treasury Bond
2.50%, 02/15/2045	500,000	449,278
2.75%, 08/15/2042 - 11/15/2042	1,300,000	1,238,398
4.38%, 05/15/2041	400,000	497,984
U.S. Treasury Note
1.38%, 06/30/2018 - 12/31/2018	4,800,000	4,812,844
1.63%, 08/15/2022	1,500,000	1,469,414
2.00%, 11/15/2021 - 08/15/2025	3,950,000	3,922,699

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.38%, 07/31/2017 - 06/30/2018	$ 3,500,000	$ 3,542,869
3.13%, 05/15/2019 - 05/15/2021	3,500,000	3,657,636

Total U.S. Government Obligations (Cost $19,522,906)		19,591,122

REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $3,483,278 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $3,553,935.	3,483,251	3,483,251

Total Repurchase Agreement (Cost $3,483,251)		3,483,251

Total Investments (Cost $107,870,114) (D)		117,138,721
Net Other Assets (Liabilities) - 0.4%		425,844

Net Assets - 100.0%		$ 117,564,565

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$50,794,888	$—	$—	$50,794,888
Asset-Backed Securities	—	1,436,371	—	1,436,371
Corporate Debt Securities	—	26,806,931	—	26,806,931
Mortgage-Backed Security	—	184,342	—	184,342
Municipal Government Obligations	—	4,622,223	—	4,622,223
U.S. Government Agency Obligations	—	10,219,593	—	10,219,593
U.S. Government Obligations	—	19,591,122	—	19,591,122
Repurchase Agreement	—	3,483,251	—	3,483,251

Total Investments	$50,794,888	$66,343,833	$—	$117,138,721

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $721,033, representing 0.6% of the Portfolio’s net assets.

(C)	Rate disclosed reflects the yield at March 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $107,870,114. Aggregate gross unrealized appreciation and depreciation for all securities is $10,059,786 and $791,179, respectively. Net unrealized appreciation for tax purposes is $9,268,607.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2017 Form N-Q

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 16.2%
Vanguard FTSE All-World ex-US ETF (A)	2,067,520	$ 98,889,482
Vanguard FTSE Developed Markets ETF (A)	16,692,644	656,020,909
Vanguard FTSE Emerging Markets ETF (A)	3,921,442	155,759,676
Vanguard Total International Stock ETF	2,001,679	99,443,413

		1,010,113,480

U.S. Equity Funds - 38.8%
iShares Core S&P Total US Stock Market ETF (A)	3,946,343	213,220,912
Schwab U.S. Broad Market ETF	3,047,970	173,917,168
Vanguard Mid-Cap ETF (A)	1,237,480	172,306,715
Vanguard S&P 500 ETF (A)	3,615,396	782,190,925
Vanguard Small-Cap ETF (A)	626,256	83,467,400
Vanguard Total Stock Market ETF (A)	8,226,890	998,086,295

		2,423,189,415

U.S. Fixed Income Funds - 44.4%
iShares Core U.S. Aggregate Bond ETF	4,737,829	514,007,068
Vanguard Intermediate-Term Bond ETF	756,357	63,239,009
Vanguard Long-Term Bond ETF (A)	546,819	49,235,583
Vanguard Mortgage-Backed Securities ETF	1,802,933	94,690,041
Vanguard Short-Term Bond ETF	1,516,060	120,860,303
Vanguard Total Bond Market ETF	23,868,394	1,935,249,385

		2,777,281,389

Total Exchange-Traded Funds (Cost $5,904,074,273)		6,210,584,284

SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (B)	129,719,852	129,719,852

Total Securities Lending Collateral (Cost $129,719,852)		129,719,852

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.09% (B), dated 03/31/2017, to be repurchased at $38,112,709 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.75%, due 07/31/2018, and with a value of $38,874,861.	$ 38,112,423	38,112,423

Total Repurchase Agreement (Cost $38,112,423)		38,112,423

Total Investments (Cost $6,071,906,548) (C)		6,378,416,559
Net Other Assets (Liabilities) - (2.1)%		(129,185,803)

Net Assets - 100.0%		$ 6,249,230,756

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$6,210,584,284	$—	$—	$6,210,584,284
Securities Lending Collateral	129,719,852	—	—	129,719,852
Repurchase Agreement	—	38,112,423	—	38,112,423

Total Investments	$6,340,304,136	$38,112,423	$—	$6,378,416,559

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $126,799,087. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at March 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $6,071,906,548. Aggregate gross unrealized appreciation and depreciation for all securities is $362,883,463 and $56,373,452, respectively. Net unrealized appreciation for tax purposes is $306,510,011.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 12.4%
Vanguard FTSE All-World ex-US ETF	5,423	$ 259,382
Vanguard FTSE Developed Markets ETF	2,220,809	87,277,794
Vanguard FTSE Emerging Markets ETF	488,417	19,399,923
Vanguard Total International Stock ETF	4,980	247,406

		107,184,505

U.S. Equity Funds - 34.6%
iShares Core S&P Total US Stock Market ETF	1,353,374	73,122,797
Schwab U.S. Broad Market ETF	732,637	41,804,267
Vanguard Mid-Cap ETF	72,724	10,126,090
Vanguard S&P 500 ETF	295,525	63,936,834
Vanguard Small-Cap ETF	34,218	4,560,575
Vanguard Total Stock Market ETF (A)	859,126	104,229,166

		297,779,729

U.S. Fixed Income Funds - 52.4%
iShares Core U.S. Aggregate Bond ETF	988,488	107,241,063
Schwab U.S. Aggregate Bond ETF (A)	1,070,886	55,461,186
Vanguard Total Bond Market ETF	3,559,581	288,610,828

		451,313,077

Total Exchange-Traded Funds (Cost $833,274,736)		856,277,311

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (B)	4,542,475	4,542,475

Total Securities Lending Collateral (Cost $4,542,475)		4,542,475

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.09% (B), dated 03/31/2017, to be repurchased at $6,910,152 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $7,052,664.	$ 6,910,100	6,910,100

Total Repurchase Agreement (Cost $6,910,100)		6,910,100

Total Investments (Cost $844,727,311) (C)		867,729,886
Net Other Assets (Liabilities) - (0.7)%		(6,163,022)

Net Assets - 100.0%		$ 861,566,864

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$856,277,311	$—	$—	$856,277,311
Securities Lending Collateral	4,542,475	—	—	4,542,475
Repurchase Agreement	—	6,910,100	—	6,910,100

Total Investments	$860,819,786	$6,910,100	$—	$867,729,886

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $4,448,927. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at March 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $844,727,311. Aggregate gross unrealized appreciation and depreciation for all securities is $31,593,122 and $8,590,547, respectively. Net unrealized appreciation for tax purposes is $23,002,575.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 23.1%
Vanguard FTSE All-World ex-US ETF (A)	3,642,058	$ 174,199,634
Vanguard FTSE Developed Markets ETF (A)	8,023,547	315,325,397
Vanguard FTSE Emerging Markets ETF (A)	1,602,650	63,657,258
Vanguard Total International Stock ETF (A)	3,489,062	173,336,601

		726,518,890

U.S. Equity Funds - 57.4%
iShares Core S&P Total US Stock Market ETF (A)	3,342,628	180,602,191
Schwab U.S. Broad Market ETF (A)	3,130,167	178,607,329
Vanguard Mid-Cap ETF (A)	947,553	131,937,280
Vanguard S&P 500 ETF (A)	2,275,594	492,324,762
Vanguard Small-Cap ETF (A)	489,166	65,196,044
Vanguard Total Stock Market ETF (A)	6,278,807	761,744,865

		1,810,412,471

U.S. Fixed Income Funds - 18.9%
iShares Core U.S. Aggregate Bond ETF (A)	2,537,939	275,341,002
Vanguard Intermediate-Term Bond ETF	198,248	16,575,515
Vanguard Long-Term Bond ETF (A)	143,326	12,905,073
Vanguard Mortgage-Backed Securities ETF (A)	472,564	24,819,061
Vanguard Short-Term Bond ETF	397,372	31,678,496
Vanguard Total Bond Market ETF	2,904,710	235,513,887

		596,833,034

Total Exchange-Traded Funds (Cost $2,863,709,867)		3,133,764,395

SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (B)	165,478,500	165,478,500

Total Securities Lending Collateral (Cost $165,478,500)		165,478,500

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.09% (B), dated 03/31/2017, to be repurchased at $18,666,766 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.75%, due 07/31/2018, and with a value of $19,044,101.	$ 18,666,626	18,666,626

Total Repurchase Agreement (Cost $18,666,626)		18,666,626

Total Investments (Cost $3,047,854,993) (C)		3,317,909,521
Net Other Assets (Liabilities) - (5.3)%		(165,549,694)

Net Assets - 100.0%		$ 3,152,359,827

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$3,133,764,395	$—	$—	$3,133,764,395
Securities Lending Collateral	165,478,500	—	—	165,478,500
Repurchase Agreement	—	18,666,626	—	18,666,626

Total Investments	$3,299,242,895	$18,666,626	$—	$3,317,909,521

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $161,941,865. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at March 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $3,047,854,993. Aggregate gross unrealized appreciation and depreciation for all securities is $276,857,738 and $6,803,210, respectively. Net unrealized appreciation for tax purposes is $270,054,528.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATION - 2.5%
Supranational - 2.5%
International Finance Corp.
0.63%, 12/21/2017 (A)	$ 12,000,000	$ 11,944,704

Total Foreign Government Obligation (Cost $11,961,620)		11,944,704

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.4%
Federal Home Loan Banks
1.00%, 06/21/2017	21,455,000	21,462,895
1.13%, 04/25/2018	15,000,000	14,996,010
Federal Home Loan Mortgage Corp.
1.00%, 09/29/2017	12,000,000	12,002,676
1.25%, 10/02/2019	34,000,000	33,810,382
Federal National Mortgage Association
1.38%, 02/26/2021 (A)	28,000,000	27,507,032
1.75%, 06/20/2019	5,000,000	5,040,515
6.25%, 05/15/2029	5,000,000	6,692,070

Total U.S. Government Agency Obligations (Cost $121,872,608)		121,511,580

U.S. GOVERNMENT OBLIGATIONS - 45.1%
U.S. Treasury - 45.1%
U.S. Treasury Bond, Principal Only STRIPS
02/15/2018 - 08/15/2024	168,500,000	154,291,604
08/15/2019 (A)	64,000,000	61,859,328

Total U.S. Government Obligations (Cost $218,248,229)		216,150,932

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.76% (B), 06/15/2017 (C)	500,000	499,269

Total Short-Term U.S. Government Obligation (Cost $499,219)		499,269

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED - 21.3%
Call - S&P 500® - Flexible Exchange Option
Exercise Price $2,050
Expiration Date 04/20/2021, GSC	1,400	70,520,029
Call - S&P 500® - Flexible Exchange Option
Exercise Price $2,175
Expiration Date 03/10/2022, GSC	420	19,963,014
Call - S&P 500® - Flexible Exchange Option
Exercise Price $2,200
Expiration Date 12/03/2020, GSC	300	11,780,009

Total Over-the-Counter Options Purchased (Cost $68,619,546)		102,263,052

	Shares	Value
SECURITIES LENDING COLLATERAL - 18.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (B)	87,763,459	$ 87,763,459

Total Securities Lending Collateral (Cost $87,763,459)		87,763,459

	Principal	Value
REPURCHASE AGREEMENT - 5.7%
State Street Bank & Trust Co. 0.09% (B), dated 03/31/2017, to be repurchased at $27,469,484 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $28,023,649.	$ 27,469,278	27,469,278

Total Repurchase Agreement (Cost $27,469,278)		27,469,278

Total Investments (Cost $536,433,959) (D)		567,602,274
Net Other Assets (Liabilities) - (18.4)%		(88,077,566)

Net Assets - 100.0%		$ 479,524,708

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	67	06/16/2017	$—	$(31,444)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligation	$—	$11,944,704	$—	$11,944,704
U.S. Government Agency Obligations	—	121,511,580	—	121,511,580
U.S. Government Obligations	—	216,150,932	—	216,150,932
Short-Term U.S. Government Obligation	—	499,269	—	499,269
Over-the-Counter Options Purchased	102,263,052	—	—	102,263,052
Securities Lending Collateral	87,763,459	—	—	87,763,459
Repurchase Agreement	—	27,469,278	—	27,469,278

Total Investments	$190,026,511	$377,575,763	$—	$567,602,274

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(31,444)	$—	$—	$(31,444)

Total Other Financial Instruments	$(31,444)	$—	$—	$(31,444)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $86,013,369. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at March 31, 2017.
(C)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $499,269.

(D)

Aggregate cost for federal income tax purposes is $536,433,959. Aggregate gross unrealized appreciation and depreciation for all securities is $33,950,094 and $2,781,779, respectively. Net unrealized appreciation for tax purposes is $31,168,315.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATION:

GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 0.5%
Orica, Ltd. (A)	119,950	$ 1,612,895

Belgium - 1.0%
KBC Group NV	53,587	3,555,191

Brazil - 0.9%
Ambev SA, ADR	566,286	3,261,807

Canada - 5.0%
Canadian National Railway Co.	105,608	7,807,600
Element Fleet Management Corp. (A)	231,949	2,147,078
Loblaw Cos., Ltd.	42,250	2,292,559
Suncor Energy, Inc.	164,046	5,036,657

		17,283,894

China - 1.1%
Alibaba Group Holding, Ltd., ADR (B)	34,161	3,683,581

Denmark - 2.0%
Carlsberg A/S, Class B	23,229	2,145,158
Novo Nordisk A/S, Class B	133,554	4,586,754

		6,731,912

France - 14.5%
Air Liquide SA, Class A	70,352	8,038,016
Danone SA	68,886	4,685,567
Dassault Systemes SE	30,362	2,628,139
Engie SA	277,578	3,932,476
Hermes International	1,826	865,096
L’Oreal SA	18,175	3,492,944
Legrand SA	50,667	3,054,993
LVMH Moet Hennessy Louis Vuitton SE (A)	33,301	7,312,924
Pernod Ricard SA	66,095	7,819,574
Schneider Electric SE	112,443	8,232,455

		50,062,184

Germany - 11.4%
Bayer AG	103,744	11,958,334
Beiersdorf AG (A)	73,542	6,961,276
Linde AG	18,009	2,998,993
Merck KGaA	36,289	4,134,559
MTU Aero Engines AG	16,022	2,084,402
ProSiebenSat.1 Media SE	55,593	2,461,520
SAP SE	89,453	8,777,508

		39,376,592

Hong Kong - 2.8%
AIA Group, Ltd.	1,300,200	8,197,877
Global Brands Group Holding, Ltd. (B)	6,656,000	710,864
Li & Fung, Ltd. (A)	1,632,000	707,693

		9,616,434

Israel - 1.3%
Check Point Software Technologies, Ltd., Class A (B)	42,511	4,364,179

Italy - 1.4%
Eni SpA, Class B	219,029	3,586,682
Luxottica Group SpA	24,219	1,337,056

		4,923,738

	Shares	Value
COMMON STOCKS (continued)
Japan - 13.3%
Daikin Industries, Ltd.	33,300	$ 3,345,554
Denso Corp.	117,300	5,159,599
FANUC Corp.	21,200	4,345,495
Hoya Corp.	223,700	10,762,034
Japan Tobacco, Inc.	130,400	4,237,736
Kao Corp.	51,800	2,840,090
Kubota Corp.	192,200	2,884,813
Kyocera Corp.	76,900	4,283,965
Shin-Etsu Chemical Co., Ltd.	20,400	1,767,157
Terumo Corp.	181,500	6,301,064

		45,927,507

Netherlands - 6.0%
Akzo Nobel NV	70,871	5,876,790
Heineken NV	15,311	1,303,435
ING Groep NV	535,014	8,087,567
Randstad Holding NV (A)	92,821	5,357,059

		20,624,851

Singapore - 2.3%
DBS Group Holdings, Ltd.	446,100	6,186,753
Singapore Telecommunications, Ltd.	578,400	1,620,852

		7,807,605

Spain - 1.7%
Amadeus IT Group SA, Class A	114,922	5,830,797

Sweden - 1.1%
Hennes & Mauritz AB, Class B (A)	144,542	3,693,942

Switzerland - 13.5%
Julius Baer Group, Ltd. (B)	72,254	3,606,749
Keuhne & Nagel International AG	11,073	1,564,248
Nestle SA	174,544	13,391,610
Novartis AG	83,920	6,229,174
Roche Holding AG	40,921	10,450,349
UBS Group AG	497,218	7,957,275
Zurich Insurance Group AG	11,645	3,108,744

		46,308,149

Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	191,101	6,275,757

United Kingdom - 15.9%
Barclays PLC	1,047,238	2,953,503
Compass Group PLC	471,298	8,892,772
Delphi Automotive PLC, Class A	23,591	1,898,840
Diageo PLC	215,533	6,166,395
Experian PLC	134,908	2,751,748
Prudential PLC	111,737	2,360,321
Reckitt Benckiser Group PLC, Class A	87,577	7,994,583
RELX NV	205,404	3,804,009
Rio Tinto PLC	86,576	3,481,380
Rolls-Royce Holdings PLC (B)	248,152	2,344,260
Smiths Group PLC	127,651	2,589,331
WPP PLC, Class A	432,706	9,498,250

		54,735,392

United States - 1.2%
Yum China Holdings, Inc. (B)	148,973	4,052,066

Total Common Stocks (Cost $304,303,021)		339,728,473

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	22,033,934	$ 22,033,934

Total Securities Lending Collateral (Cost $22,033,934)		22,033,934

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $2,612,311 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $2,668,441.	$ 2,612,292	2,612,292

Total Repurchase Agreement (Cost $2,612,292)		2,612,292

Total Investments (Cost $328,949,247) (D)		364,374,699
Net Other Assets (Liabilities) - (5.9)%		(20,208,151)

Net Assets - 100.0%		$ 344,166,548

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	10.3%	$ 37,359,170
Banks	5.7	20,783,014
Beverages	5.7	20,696,369
Chemicals	5.6	20,293,851
Food Products	5.0	18,077,177
Health Care Equipment & Supplies	4.7	17,063,098
Software	4.3	15,769,826
Insurance	3.7	13,666,942
Personal Products	3.6	13,294,310
Hotels, Restaurants & Leisure	3.5	12,944,838
Media	3.3	11,959,770
Professional Services	3.3	11,912,816
Capital Markets	3.2	11,564,024
Electrical Equipment	3.1	11,287,448
Textiles, Apparel & Luxury Goods	3.0	10,933,633
Oil, Gas & Consumable Fuels	2.4	8,623,339
Household Products	2.2	7,994,583
Road & Rail	2.1	7,807,600
Machinery	2.0	7,230,308
Auto Components	1.9	7,058,439
Semiconductors & Semiconductor Equipment	1.7	6,275,757
IT Services	1.6	5,830,797
Aerospace & Defense	1.2	4,428,662
Electronic Equipment, Instruments & Components	1.2	4,283,965
Tobacco	1.2	4,237,736
Multi-Utilities	1.1	3,932,476
Specialty Retail	1.0	3,693,942
Internet Software & Services	1.0	3,683,581
Metals & Mining	1.0	3,481,380
Building Products	0.9	3,345,554
Industrial Conglomerates	0.7	2,589,331
Food & Staples Retailing	0.6	2,292,559
Diversified Financial Services	0.6	2,147,078
Diversified Telecommunication Services	0.4	1,620,852
Marine	0.4	1,564,248

Investments, at Value	93.2	339,728,473
Short-Term Investments	6.8	24,646,226

Total Investments	100.0%	$ 364,374,699

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$40,820,124	$298,908,349	$—	$339,728,473
Securities Lending Collateral	22,033,934	—	—	22,033,934
Repurchase Agreement	—	2,612,292	—	2,612,292

Total Investments	$62,854,058	$301,520,641	$—	$364,374,699

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $20,912,969. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at March 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $328,949,247. Aggregate gross unrealized appreciation and depreciation for all securities is $49,062,189 and $13,636,737, respectively. Net unrealized appreciation for tax purposes is $35,425,452.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Automobiles - 6.3%
Tesla, Inc. (A)	61,021	$ 16,982,144

Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (A) (B)	13,713	702,791
Intrexon Corp. (A) (B)	33,118	656,399
Juno Therapeutics, Inc. (A) (B)	17,384	385,751

		1,744,941

Capital Markets - 3.6%
S&P Global, Inc.	73,946	9,667,700

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B (A)	22,552	3,758,968

Health Care Equipment & Supplies - 6.5%
DexCom, Inc. (A)	52,115	4,415,704
Intuitive Surgical, Inc. (A)	17,290	13,252,266

		17,667,970

Health Care Technology - 5.8%
athenahealth, Inc. (A) (B)	77,717	8,757,929
Veeva Systems, Inc., Class A (A)	136,200	6,984,336

		15,742,265

Hotels, Restaurants & Leisure - 2.7%
Starbucks Corp.	125,490	7,327,361

Internet & Direct Marketing Retail - 14.0%
Amazon.com, Inc. (A)	27,809	24,653,791
Netflix, Inc. (A)	20,235	2,990,935
Priceline Group, Inc. (A)	5,739	10,215,248

		37,859,974

Internet Software & Services - 20.3%
Alibaba Group Holding, Ltd., ADR (A)	40,842	4,403,993
Alphabet, Inc., Class C (A)	20,249	16,797,760
Facebook, Inc., Class A (A)	170,350	24,198,218
Tencent Holdings, Ltd.	146,400	4,197,120
Twitter, Inc. (A) (B)	341,811	5,110,075

		54,707,166

IT Services - 8.0%
Mastercard, Inc., Class A	116,540	13,107,254
Visa, Inc., Class A	94,738	8,419,366

		21,526,620

Life Sciences Tools & Services - 5.8%
Illumina, Inc. (A)	92,217	15,735,909

Semiconductors & Semiconductor Equipment - 3.6%
NVIDIA Corp.	88,711	9,663,289

Software - 15.5%
Activision Blizzard, Inc.	60,216	3,002,370
Mobileye NV (A)	33,997	2,087,416
salesforce.com, Inc. (A)	158,368	13,063,776
ServiceNow, Inc. (A)	47,370	4,143,454
Snap, Inc., Class A (A) (B)	55,207	1,243,814

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Splunk, Inc. (A)	64,516	$ 4,018,701
Workday, Inc., Class A (A)	172,571	14,371,713

		41,931,244

Total Common Stocks (Cost $166,354,888)		254,315,551

	Notional Amount	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (C)
Call - USD vs. CNY (D) (E)
Exercise Price CNY 8
Expiration Date 05/23/2017, RBS	30,248,515	30

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $123,777)		30

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (F)	15,460,115	15,460,115

Total Securities Lending Collateral (Cost $15,460,115)		15,460,115

	Principal	Value
REPURCHASE AGREEMENT - 7.7%
State Street Bank & Trust Co. 0.09% (F), dated 03/31/2017, to be repurchased at $20,697,117 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $21,113,103.	$ 20,696,962	20,696,962

Total Repurchase Agreement (Cost $20,696,962)		20,696,962

Total Investments (Cost $202,635,742) (G)		290,472,658
Net Other Assets (Liabilities) - (7.5)%		(20,350,844)

Net Assets - 100.0%		$ 270,121,814

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$250,118,431	$4,197,120	$—	$254,315,551
Over-the-Counter Foreign Exchange Options Purchased	—	30	—	30
Securities Lending Collateral	15,460,115	—	—	15,460,115
Repurchase Agreement	—	20,696,962	—	20,696,962

Total Investments	$265,578,546	$24,894,112	$—	$290,472,658

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $15,145,795. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Illiquid derivative. At March 31, 2017, value of the illiquid derivative is $30, representing less than 0.1% of the Portfolio’s net assets.
(E)	Restricted derivative. At March 31, 2017, the restricted derivative held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Over-the-Counter Foreign Exchange Options Purchased	Call - USD vs. CNY Exercise Price CNY 8 Expiration Date 05/23/2017, RBS	11/22/2016	$123,777	$30	0.0	%(C)

(F)	Rates disclosed reflect the yields at March 31, 2017.
(G)

Aggregate cost for federal income tax purposes is $202,635,742. Aggregate gross unrealized appreciation and depreciation for all securities is $98,347,414 and $10,510,498, respectively. Net unrealized appreciation for tax purposes is $87,836,916.

(H)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 58.7%
Aerospace & Defense - 0.9%
General Dynamics Corp.	28,871	$ 5,404,651
L3 Technologies, Inc.	10,892	1,800,339
Northrop Grumman Corp.	11,852	2,818,880
Textron, Inc.	11,364	540,813
United Technologies Corp.	36,282	4,071,203

		14,635,886

Air Freight & Logistics - 0.1%
FedEx Corp.	4,900	956,235
United Parcel Service, Inc., Class B	7,721	828,463

		1,784,698

Airlines - 0.5%
Delta Air Lines, Inc.	68,622	3,153,867
United Continental Holdings, Inc. (A)	61,702	4,358,629

		7,512,496

Auto Components - 0.2%
Delphi Automotive PLC, Class A	37,726	3,036,566
Lear Corp.	6,676	945,188

		3,981,754

Automobiles - 0.3%
Ford Motor Co.	42,198	491,185
General Motors Co.	117,321	4,148,470

		4,639,655

Banks - 3.5%
Bank of America Corp.	701,095	16,538,831
BB&T Corp.	41,976	1,876,327
Citigroup, Inc.	257,991	15,433,022
KeyCorp	201,641	3,585,177
PNC Financial Services Group, Inc.	9,700	1,166,328
Regions Financial Corp.	85,877	1,247,793
SVB Financial Group (A)	4,569	850,245
Wells Fargo & Co.	295,007	16,420,090
Zions Bancorporation	16,909	710,178

		57,827,991

Beverages - 1.9%
Coca-Cola Co.	119,972	5,091,612
Constellation Brands, Inc., Class A	32,883	5,329,348
Dr Pepper Snapple Group, Inc.	8,476	829,970
Molson Coors Brewing Co., Class B	57,716	5,523,998
PepsiCo, Inc.	127,117	14,219,307

		30,994,235

Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (A)	20,818	2,523,974
Biogen, Inc. (A)	24,837	6,790,933
BioMarin Pharmaceutical, Inc. (A)	4,689	411,600
Celgene Corp. (A)	62,097	7,726,730
Gilead Sciences, Inc.	88,486	6,009,969
Vertex Pharmaceuticals, Inc. (A)	25,182	2,753,652

		26,216,858

Building Products - 0.4%
Allegion PLC	31,882	2,413,467
Johnson Controls International PLC	20,448	861,270

	Shares	Value
COMMON STOCKS (continued)
Building Products (continued)
Lennox International, Inc.	3,000	$ 501,900
Masco Corp.	75,367	2,561,724

		6,338,361

Capital Markets - 1.9%
Ameriprise Financial, Inc.	7,228	937,327
Bank of New York Mellon Corp.	120,626	5,697,166
BlackRock, Inc., Class A	3,179	1,219,178
Charles Schwab Corp.	154,034	6,286,128
Goldman Sachs Group, Inc.	4,525	1,039,483
Intercontinental Exchange, Inc.	65,572	3,925,796
Morgan Stanley	191,367	8,198,162
State Street Corp.	33,234	2,645,759
TD Ameritrade Holding Corp.	32,900	1,278,494

		31,227,493

Chemicals - 1.2%
Dow Chemical Co.	52,871	3,359,423
E.I. du Pont de Nemours & Co.	101,032	8,115,901
Eastman Chemical Co.	64,826	5,237,941
Mosaic Co.	95,422	2,784,414

		19,497,679

Communications Equipment - 0.2%
Cisco Systems, Inc.	110,444	3,733,007

Construction & Engineering - 0.1%
Fluor Corp.	18,916	995,360

Construction Materials - 0.0% (B)
Martin Marietta Materials, Inc.	2,972	648,639

Consumer Finance - 0.6%
American Express Co.	27,800	2,199,258
Capital One Financial Corp.	47,088	4,080,646
Discover Financial Services	51,735	3,538,157

		9,818,061

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	33,523	1,775,043
Sealed Air Corp., Class A	17,570	765,701
WestRock Co.	44,285	2,304,148

		4,844,892

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc., Class B (A)	81,578	13,597,421
Voya Financial, Inc.	922	34,999

		13,632,420

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	239,357	9,945,283
CenturyLink, Inc.	24,268	571,997
Verizon Communications, Inc.	89,903	4,382,771

		14,900,051

Electric Utilities - 1.4%
Edison International	62,555	4,980,003
NextEra Energy, Inc.	57,921	7,435,319
PG&E Corp.	70,886	4,703,995
Pinnacle West Capital Corp.	23,300	1,942,754
Xcel Energy, Inc.	87,840	3,904,488

		22,966,559

Electrical Equipment - 0.3%
Eaton Corp. PLC	62,279	4,617,988

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	80,827	$ 6,025,653

Energy Equipment & Services - 0.4%
Halliburton Co.	41,735	2,053,780
Schlumberger, Ltd.	51,413	4,015,355

		6,069,135

Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	21,234	3,898,562
Brixmor Property Group, Inc.	20,895	448,407
Camden Property Trust	3,500	281,610
Equinix, Inc.	6,012	2,407,024
Essex Property Trust, Inc.	4,000	926,120
HCP, Inc.	46,665	1,459,681
Kimco Realty Corp.	71,022	1,568,876
Liberty Property Trust, Series C	18,788	724,277
Macerich Co., Class A	2,579	166,088
Prologis, Inc., Class A	46,424	2,408,477
Public Storage	7,592	1,661,965
Regency Centers Corp.	10,125	672,199
Simon Property Group, Inc.	16,027	2,757,125
SL Green Realty Corp.	12,090	1,289,036
Spirit Realty Capital, Inc.	37,062	375,438
STORE Capital Corp.	38,462	918,473

		21,963,358

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	34,091	5,716,720
CVS Health Corp.	13,000	1,020,500
Kroger Co.	43,276	1,276,209
Wal-Mart Stores, Inc.	11,430	823,874
Walgreens Boots Alliance, Inc.	89,757	7,454,319

		16,291,622

Food Products - 0.8%
Archer-Daniels-Midland Co.	35,123	1,617,063
J.M. Smucker, Co.	3,193	418,538
Kraft Heinz Co.	38,325	3,480,293
Mondelez International, Inc., Class A	165,111	7,112,982

		12,628,876

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	119,024	5,285,856
Becton Dickinson and Co.	10,300	1,889,432
Boston Scientific Corp. (A)	250,439	6,228,418
Cooper Cos., Inc.	2,004	400,580
Danaher Corp.	28,390	2,428,197
Zimmer Biomet Holdings, Inc., Class A	11,614	1,418,185

		17,650,668

Health Care Providers & Services - 1.5%
Aetna, Inc.	41,752	5,325,467
Cigna Corp.	11,857	1,736,932
HCA Holdings, Inc. (A)	6,005	534,385
Humana, Inc., Class A	17,763	3,661,665
UnitedHealth Group, Inc.	79,812	13,089,966

		24,348,415

Hotels, Restaurants & Leisure - 0.6%
Royal Caribbean Cruises, Ltd., Class A	27,698	2,717,451
Starbucks Corp.	107,949	6,303,142
Yum! Brands, Inc.	1,705	108,949

		9,129,542

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.3%
D.R. Horton, Inc.	47,261	$ 1,574,264
Newell Brands, Inc.	10,402	490,662
PulteGroup, Inc.	70,590	1,662,395
Toll Brothers, Inc. (A)	14,257	514,820

		4,242,141

Household Products - 0.9%
Kimberly-Clark Corp.	44,193	5,817,125
Procter & Gamble Co.	106,225	9,544,316

		15,361,441

Industrial Conglomerates - 1.6%
General Electric Co.	485,489	14,467,572
Honeywell International, Inc.	93,556	11,682,338

		26,149,910

Insurance - 1.5%
American International Group, Inc.	67,437	4,210,092
Arthur J. Gallagher & Co.	55,511	3,138,592
Chubb, Ltd.	42,803	5,831,909
Everest Re Group, Ltd.	3,489	815,763
Hartford Financial Services Group, Inc.	18,700	898,909
MetLife, Inc.	164,501	8,688,943
XL Group, Ltd.	36,031	1,436,195

		25,020,403

Internet & Catalog Retail - 0.0% (B)
TripAdvisor, Inc. (A)	10,800	466,128

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (A)	20,171	17,882,398

Internet Software & Services - 3.0%
Alphabet, Inc., Class A (A)	17,467	14,808,523
Alphabet, Inc., Class C (A)	18,283	15,166,845
Facebook, Inc., Class A (A)	137,534	19,536,705

		49,512,073

IT Services - 2.2%
Accenture PLC, Class A	103,198	12,371,376
Automatic Data Processing, Inc.	9,200	941,988
Cognizant Technology Solutions Corp., Class A (A)	22,329	1,329,022
Fidelity National Information Services, Inc.	57,019	4,539,853
International Business Machines Corp.	8,937	1,556,289
Mastercard, Inc., Class A	6,033	678,532
Vantiv, Inc., Class A (A)	14,780	947,694
Visa, Inc., Class A	138,700	12,326,269
WEX, Inc. (A)	16,423	1,699,780

		36,390,803

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	34,143	1,805,141
Illumina, Inc. (A)	14,291	2,438,616
Thermo Fisher Scientific, Inc.	17,817	2,736,691

		6,980,448

Machinery - 1.1%
Cummins, Inc.	14,891	2,251,519
Deere & Co.	8,117	883,617
Fortive Corp.	6,547	394,260
Ingersoll-Rand PLC	31,499	2,561,499
PACCAR, Inc.	30,899	2,076,413
Parker-Hannifin Corp.	6,246	1,001,359

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Pentair PLC	6,393	$ 401,352
Snap-on, Inc.	16,800	2,833,656
Stanley Black & Decker, Inc.	43,909	5,834,189

		18,237,864

Media - 2.8%
Charter Communications, Inc., Class A (A)	26,039	8,523,085
Comcast Corp., Class A	301,776	11,343,760
DISH Network Corp., Class A (A)	50,655	3,216,086
Sirius XM Holdings, Inc. (C)	209,199	1,077,375
Time Warner, Inc.	35,732	3,491,374
Twenty-First Century Fox, Inc., Class A	331,590	10,740,200
Walt Disney Co.	57,921	6,567,662

		44,959,542

Metals & Mining - 0.1%
Alcoa Corp.	19,700	677,680
Newmont Mining Corp.	22,565	743,742

		1,421,422

Multi-Utilities - 0.4%
Ameren Corp.	67,700	3,695,743
CMS Energy Corp.	57,414	2,568,702
NiSource, Inc., Class B	42,200	1,003,938

		7,268,383

Multiline Retail - 0.2%
Dollar General Corp.	37,829	2,637,816
Macy’s, Inc.	15,200	450,528

		3,088,344

Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp., Class A	58,500	3,627,000
Apache Corp.	18,601	955,906
Cabot Oil & Gas Corp.	86,469	2,067,474
Chevron Corp.	69,419	7,453,518
Concho Resources, Inc. (A)	13,686	1,756,461
Diamondback Energy, Inc. (A)	37,578	3,897,402
EOG Resources, Inc.	61,415	5,991,033
EQT Corp.	45,813	2,799,174
Exxon Mobil Corp.	171,066	14,029,123
Kinder Morgan, Inc.	70,923	1,541,866
Marathon Petroleum Corp.	15,313	773,919
Occidental Petroleum Corp.	65,070	4,122,835
Pioneer Natural Resources Co.	35,217	6,558,462
Valero Energy Corp.	21,165	1,403,028

		56,977,201

Pharmaceuticals - 3.5%
Allergan PLC	36,126	8,631,224
Bristol-Myers Squibb Co.	165,551	9,002,663
Eli Lilly & Co.	94,569	7,954,199
Johnson & Johnson	77,213	9,616,879
Merck & Co., Inc.	88,791	5,641,780
Pfizer, Inc.	458,570	15,687,680

		56,534,425

Road & Rail - 0.9%
Canadian Pacific Railway, Ltd. (C)	17,676	2,596,958
Norfolk Southern Corp.	14,900	1,668,353
Union Pacific Corp.	98,555	10,438,946

		14,704,257

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc., Class A	94,263	$ 7,724,853
Broadcom, Ltd.	53,588	11,733,628
Lam Research Corp.	8,023	1,029,832
Microchip Technology, Inc.	22,000	1,623,160
NVIDIA Corp.	13,500	1,470,555
QUALCOMM, Inc.	8,500	487,390
Texas Instruments, Inc.	129,212	10,409,319

		34,478,737

Software - 2.8%
Adobe Systems, Inc. (A)	86,019	11,193,653
Microsoft Corp.	478,497	31,513,812
Oracle Corp.	24,669	1,100,484
Snap, Inc., Class A (A) (C)	23,900	538,467
Workday, Inc., Class A (A)	11,210	933,569

		45,279,985

Specialty Retail - 2.3%
AutoZone, Inc. (A)	300	216,915
Best Buy Co., Inc.	36,848	1,811,079
Home Depot, Inc.	82,427	12,102,756
Lowe’s Cos., Inc.	105,390	8,664,112
O’Reilly Automotive, Inc. (A)	14,872	4,013,061
Ross Stores, Inc.	34,171	2,250,844
TJX Cos., Inc.	109,676	8,673,178

		37,731,945

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	265,261	38,107,395
Hewlett Packard Enterprise Co.	42,221	1,000,638
HP, Inc.	242,467	4,335,310

		43,443,343

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	40,400	2,251,492
PVH Corp.	3,903	403,843

		2,655,335

Tobacco - 0.8%
Altria Group, Inc.	40,800	2,913,936
Philip Morris International, Inc.	70,124	7,917,000
Reynolds American, Inc., Class A	37,447	2,359,910

		13,190,846

Wireless Telecommunication Services - 0.0% (B)
T-Mobile US, Inc. (A)	9,248	597,328

Total Common Stocks (Cost $810,864,351)		957,496,054

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII
7.41% (D)	15,621	416,300

Capital Markets - 0.0% (B)
State Street Corp.
Series D, 5.90% (D)	3,072	82,821

Electric Utilities - 0.0% (B)
SCE Trust III
Series H, 5.75% (D)	1,280	34,816

Total Preferred Stocks (Cost $537,460)		533,937

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 560,280	$ 600,299
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (E)	2,292,000	2,286,463
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (E)	310,000	309,953
Series 2014-1A, Class A,
2.46%, 07/20/2020 (E)	720,000	723,482
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
2.45% (D), 07/18/2027 (E)	910,000	911,855
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	1,171,091	1,155,281
Green Tree Agency Advance Funding Trust I
Series 2015-T2, Class AT2,
3.09%, 10/15/2048 (E)	900,000	899,307
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (E)	840,000	833,356
Hertz Vehicle Financing LLC
Series 2016-3A, Class A,
2.27%, 07/25/2020 (E)	725,000	719,443
Series 2016-4A, Class A,
2.65%, 07/25/2022 (E)	700,000	686,163
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (E)	500,000	499,641
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
2.18% (D), 04/20/2026 (E)	2,525,000	2,517,276
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	622,641	626,457
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	370,802	367,729
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (E)	688,000	680,690
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	2,700,000	2,682,045
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	2,457,063	2,533,786
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	1,300,000	1,293,042
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.55% (D), 04/17/2027 (E)	930,000	931,076
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (E)	1,270,000	1,269,249
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	1,000,000	995,171

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (E)	$ 477,203	$ 476,985
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	2,435,053	2,405,908
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR,
0.00% (D), 10/17/2027 (E) (F)	1,500,000	1,505,433
Series 2015-2A, Class A1A,
2.53% (D), 07/20/2027 (E)	915,000	915,423
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	3,405,000	3,415,580
Sierra Receivables Funding Co. LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (E)	1,000,000	1,006,121
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	101,943	102,132
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	230,054	229,833
Series 2014-2A, Class A,
2.05%, 06/20/2031 (E)	199,565	199,250
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	156,406	156,800
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	162,923	163,845
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	876,528	876,362
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (E)	196,929	196,482
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	583,340	564,552
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (E)	1,334,159	1,342,341
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (E)	600,000	595,875
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	2,034,863	2,032,952
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.86% (D), 10/15/2018 (E)	1,760,000	1,758,434
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	767,758	764,642
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1,
2.51% (D), 10/20/2028 (E)	1,125,000	1,130,646

Total Asset-Backed Securities (Cost $43,465,084)		43,361,360

CORPORATE DEBT SECURITIES - 15.6%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	900,000	964,471
5.10%, 01/15/2044	215,000	231,387

		1,195,858

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	837,030	818,766
3.70%, 04/01/2028	1,745,111	1,753,836

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	$ 1,004,521	$ 1,061,025
6.82%, 02/10/2024	1,162,500	1,342,687
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	634,769	701,419
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,987,486	2,017,458
US Airways Pass-Through Trust
5.38%, 05/15/2023	1,290,113	1,346,555

		9,041,746

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025 (C)	450,000	447,479

Automobiles - 0.2%
Ford Motor Co.
4.35%, 12/08/2026 (C)	1,250,000	1,274,654
General Motors Co.
4.88%, 10/02/2023	640,000	682,824
6.25%, 10/02/2043	893,000	983,496

		2,940,974

Banks - 2.9%
Bank of America Corp.
3.30%, 01/11/2023, MTN	1,137,000	1,144,056
4.10%, 07/24/2023	1,268,000	1,328,193
4.45%, 03/03/2026, MTN	1,435,000	1,471,659
5.75%, 12/01/2017	320,000	328,439
Bank One Capital III
8.75%, 09/01/2030	175,000	254,188
Bank One Corp.
8.00%, 04/29/2027	350,000	457,297
Barclays Bank PLC
10.18%, 06/12/2021 (E)	3,245,000	4,069,360
BNP Paribas SA
6.75% (D), 03/14/2022 (C) (E) (G)	1,510,000	1,526,988
Branch Banking & Trust Co.
3.80%, 10/30/2026	500,000	519,400
Citigroup, Inc.
1.70%, 04/27/2018	1,303,000	1,303,552
2.48% (D), 09/01/2023	1,090,000	1,120,847
3.38%, 03/01/2023 (C)	1,582,000	1,592,107
6.68%, 09/13/2043	75,000	95,489
Commerzbank AG
8.13%, 09/19/2023 (E)	2,630,000	3,080,046
Cooperatieve Rabobank UA
2.25%, 01/14/2019 (C)	265,000	266,660
11.00% (D), 06/30/2019 (E) (G)	3,815,000	4,454,012
Discover Bank
3.45%, 07/27/2026	1,078,000	1,034,812
First Horizon National Corp.
3.50%, 12/15/2020	470,000	482,932
HSBC Holdings PLC
4.25%, 03/14/2024	200,000	202,933
5.25%, 03/14/2044	201,000	217,262
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	315,000	296,330
JPMorgan Chase & Co.
2.55%, 10/29/2020	1,919,000	1,927,551
3.25%, 09/23/2022	1,082,000	1,101,748
4.85%, 02/01/2044	1,010,000	1,116,185
6.40%, 05/15/2038	613,000	791,759
6.75% (D), 02/01/2024 (C) (G)	66,000	72,765
JPMorgan Chase Bank NA
6.00%, 10/01/2017	741,000	756,525

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
KeyBank NA
3.40%, 05/20/2026, MTN	$ 460,000	$ 447,344
Nordea Bank AB
4.25%, 09/21/2022 (E)	4,458,000	4,640,631
PNC Bank NA
2.95%, 02/23/2025	358,000	353,335
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	275,000	290,676
6.10%, 06/10/2023	149,000	158,341
6.40%, 10/21/2019	185,000	201,582
Societe Generale SA
5.00%, 01/17/2024 (E)	275,000	285,504
Svenska Handelsbanken AB
2.45%, 03/30/2021, MTN	2,000,000	1,994,846
Toronto-Dominion Bank
3.63% (D), 09/15/2031	1,040,000	1,018,420
US Bancorp
1.65%, 05/15/2017, MTN	915,000	915,080
US Bank NA
2.13%, 10/28/2019	589,000	591,782
Wells Fargo & Co.
2.13%, 04/22/2019	790,000	793,008
4.10%, 06/03/2026, MTN	2,505,000	2,557,577
4.13%, 08/15/2023	1,446,000	1,514,632
5.38%, 11/02/2043	280,000	311,811
5.90% (D), 06/15/2024 (G)	178,000	185,850
Wells Fargo Bank NA
5.95%, 08/26/2036	431,000	523,395

		47,796,909

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	2,884,000	2,916,301
4.90%, 02/01/2046	1,405,000	1,518,417
Constellation Brands, Inc.
3.70%, 12/06/2026	462,000	461,531
Molson Coors Brewing Co.
2.10%, 07/15/2021	1,798,000	1,755,745
3.00%, 07/15/2026	814,000	774,060
4.20%, 07/15/2046	208,000	194,774
Pernod Ricard SA
5.75%, 04/07/2021 (E)	1,761,000	1,958,699

		9,579,527

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 05/14/2026	1,236,000	1,188,139
Amgen, Inc.
4.40%, 05/01/2045	300,000	291,192
Biogen, Inc.
4.05%, 09/15/2025	982,000	1,017,589
Celgene Corp.
5.00%, 08/15/2045	2,024,000	2,118,551
Gilead Sciences, Inc.
2.95%, 03/01/2027	1,206,000	1,143,779
4.15%, 03/01/2047	311,000	290,030

		6,049,280

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	1,680,000	1,757,258

Capital Markets - 1.6%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,909,000	1,968,715
7.30%, 06/28/2019	1,180,000	1,312,069

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Charles Schwab Corp.
3.20%, 03/02/2027	$ 2,150,000	$ 2,138,270
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	1,756,000	1,727,523
3.80%, 06/09/2023	1,515,000	1,521,202
Deutsche Bank AG
2.36% (D), 08/20/2020	280,000	281,400
6.00%, 09/01/2017	550,000	559,092
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	1,050,000	1,058,698
5.75%, 01/24/2022	2,525,000	2,840,322
6.25%, 02/01/2041	175,000	219,771
6.75%, 10/01/2037	848,000	1,046,379
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	1,297,000	1,440,455
Morgan Stanley
5.00%, 11/24/2025	2,340,000	2,512,650
5.75%, 01/25/2021	3,210,000	3,563,280
Oaktree Capital Management, LP
6.75%, 12/02/2019 (E)	705,000	780,695
UBS AG
1.80%, 03/26/2018	1,205,000	1,205,856
7.63%, 08/17/2022	1,521,000	1,758,580
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (E)	692,000	701,916

		26,636,873

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	215,000	226,442
Monsanto Co.
4.40%, 07/15/2044	1,055,000	1,025,390

		1,251,832

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	295,000	282,740
3.85%, 11/15/2024 (E)	720,000	733,945
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (C) (E)	935,000	934,136

		1,950,821

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.13%, 03/01/2019 (C)	225,000	227,347
Harris Corp.
5.55%, 10/01/2021	1,250,000	1,388,058

		1,615,405

Construction & Engineering - 0.1%
SBA Tower Trust
2.24%, 04/15/2043 (E)	280,000	280,036
2.88%, 07/15/2046 (E)	1,477,000	1,468,300

		1,748,336

Construction Materials - 0.1%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (E)	1,290,000	1,291,403
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,065,000	1,099,728

		2,391,131

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.5%
Ally Financial, Inc.
3.50%, 01/27/2019	$ 1,525,000	$ 1,536,437
4.13%, 03/30/2020	1,500,000	1,530,000
American Express Co.
4.05%, 12/03/2042	300,000	294,156
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,775,000	1,704,110
Discover Financial Services
3.75%, 03/04/2025	3,000,000	2,943,045

		8,007,748

Containers & Packaging - 0.2%
International Paper Co.
4.75%, 02/15/2022 (C)	694,000	753,821
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	650,000	667,875
5.75%, 10/15/2020	1,295,000	1,332,244

		2,753,940

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	95,000	95,155

Diversified Financial Services - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	1,865,000	1,954,996

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3.00%, 06/30/2022	2,024,000	2,013,465
3.40%, 05/15/2025	1,300,000	1,255,704
4.35%, 06/15/2045	445,000	391,680
4.60%, 02/15/2021	285,000	303,199
5.00%, 03/01/2021	850,000	917,055
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	210,000	207,308
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	850,000	937,125
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (C)	220,000	209,825
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	184,844
Verizon Communications, Inc.
3.45%, 03/15/2021 (C)	1,620,000	1,663,925
4.50%, 09/15/2020	185,000	196,911
5.15%, 09/15/2023	1,916,000	2,108,746
5.50%, 03/16/2047	1,977,000	2,072,182

		12,461,969

Electric Utilities - 0.4%
Appalachian Power Co.
3.40%, 06/01/2025	550,000	556,053
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	130,086
8.88%, 11/15/2018	65,000	72,016
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	2,295,000	2,173,891
Entergy Arkansas, Inc.
3.70%, 06/01/2024	267,000	278,632
Jersey Central Power & Light Co.
7.35%, 02/01/2019	128,000	139,372
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	347,000	370,203
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,262,000	1,344,634
5.30%, 06/01/2042	75,000	89,245

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PacifiCorp
3.60%, 04/01/2024	$ 1,631,000	$ 1,692,939
5.75%, 04/01/2037	150,000	183,318

		7,030,389

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	1,352,000	1,382,454
Schlumberger Investment SA
3.65%, 12/01/2023	132,000	137,684
Weatherford International, Ltd.
5.95%, 04/15/2042	155,000	134,850

		1,654,988

Equity Real Estate Investment Trusts - 0.9%
CBL & Associates, LP
5.25%, 12/01/2023 (C)	1,036,000	1,009,964
EPR Properties
4.50%, 04/01/2025	955,000	953,915
4.75%, 12/15/2026	1,345,000	1,352,931
HCP, Inc.
3.40%, 02/01/2025	2,683,000	2,600,779
Hospitality Properties Trust
5.00%, 08/15/2022	1,250,000	1,331,448
Kilroy Realty, LP
4.25%, 08/15/2029	1,120,000	1,134,920
6.63%, 06/01/2020	900,000	1,004,684
Realty Income Corp.
3.88%, 07/15/2024	965,000	991,322
6.75%, 08/15/2019	240,000	265,350
Simon Property Group, LP
3.38%, 10/01/2024	2,010,000	2,026,074
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	1,208,000	1,211,866
4.13%, 06/01/2021	788,000	806,573

		14,689,826

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.13%, 06/01/2021	1,855,000	1,819,532
5.30%, 12/05/2043	209,000	233,641
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	191,000	190,996
4.30%, 04/22/2044	925,000	976,656
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	1,833,000	1,880,500

		5,101,325

Food Products - 0.2%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	990,000	956,837
Kraft Heinz Foods Co.
2.80%, 07/02/2020	880,000	891,984
4.38%, 06/01/2046	564,000	529,259
4.88%, 02/15/2025 (E)	535,000	571,905
Tyson Foods, Inc.
3.95%, 08/15/2024	676,000	689,363

		3,639,348

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.75%, 11/30/2026	1,230,728	1,229,180
Becton Dickinson and Co.
2.68%, 12/15/2019	310,000	314,415

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.
2.65%, 10/01/2018	$ 968,000	$ 977,551
Medtronic, Inc.
4.63%, 03/15/2045	1,062,000	1,140,280

		3,661,426

Health Care Providers & Services - 0.2%
Anthem, Inc.
1.88%, 01/15/2018	306,000	306,234
2.30%, 07/15/2018	853,000	856,794
3.30%, 01/15/2023	100,000	100,859
3.70%, 08/15/2021	525,000	543,868
Coventry Health Care, Inc.
5.45%, 06/15/2021	222,000	245,737
HCA Holdings, Inc.
6.25%, 02/15/2021	345,000	372,384
Tenet Healthcare Corp.
6.25%, 11/01/2018	210,000	220,369
UnitedHealth Group, Inc.
3.38%, 11/15/2021	569,000	591,469

		3,237,714

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	842,000	886,251

Independent Power & Renewable Electricity Producers - 0.0% (B)
NRG Energy, Inc.
6.63%, 03/15/2023	575,000	588,297

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (D), 01/21/2021 (G)	3,897,000	4,111,335
5.50%, 01/08/2020, MTN	610,000	668,552
6.88%, 01/10/2039, MTN	645,000	915,911

		5,695,798

Insurance - 0.6%
American International Group, Inc.
8.18% (D), 05/15/2068	42,000	54,600
Berkshire Hathaway Finance Corp.
3.00%, 05/15/2022	1,545,000	1,584,632
CNA Financial Corp.
5.88%, 08/15/2020	1,155,000	1,281,231
Enstar Group, Ltd.
4.50%, 03/10/2022	465,000	470,852
Fidelity National Financial, Inc.
5.50%, 09/01/2022	255,000	269,290
6.60%, 05/15/2017	800,000	804,162
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	57,000	62,932
Lincoln National Corp.
8.75%, 07/01/2019	306,000	349,294
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (E)	825,000	825,015
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	1,320,000	1,341,146
Pacific Life Insurance Co.
9.25%, 06/15/2039 (E)	425,000	660,628
Reinsurance Group of America, Inc.
3.80% (D), 12/15/2065	1,861,000	1,702,815

		9,406,597

IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024	407,000	426,141

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Mastercard, Inc.
2.00%, 04/01/2019	$ 224,000	$ 225,619
3.38%, 04/01/2024	441,000	456,027

		1,107,787

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	972,000	980,202
2.95%, 09/19/2026	685,000	652,201

		1,632,403

Machinery - 0.0% (B)
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	580,000	569,699

Media - 0.3%
CBS Corp.
5.75%, 04/15/2020	1,115,000	1,224,106
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	920,000	956,800
Comcast Corp.
5.88%, 02/15/2018	426,000	442,180
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (G)	200,000	210,000
NBCUniversal Media LLC
4.38%, 04/01/2021	1,440,000	1,546,553
4.45%, 01/15/2043	514,000	517,411

		4,897,050

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (C)	880,000	934,506
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	185,000	170,130
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (C)	20,000	20,146

		1,124,782

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	87,000	89,779
4.88%, 03/01/2044	201,000	214,017
DTE Electric Co.
4.30%, 07/01/2044	1,519,000	1,597,229
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	560,000	561,543

		2,462,568

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (C)	1,490,000	1,653,575
Apache Corp.
4.25%, 01/15/2044	66,000	61,908
4.75%, 04/15/2043	85,000	84,850
BP Capital Markets PLC
3.12%, 05/04/2026	1,476,000	1,444,419
Energy Transfer Partners, LP
4.90%, 02/01/2024	659,000	684,718
5.15%, 02/01/2043	800,000	746,926
5.95%, 10/01/2043	740,000	766,181
EnLink Midstream Partners, LP
4.85%, 07/15/2026	574,000	592,300
EOG Resources, Inc.
2.45%, 04/01/2020	371,000	373,125

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.
1.82%, 03/15/2019	$ 640,000	$ 642,434
3.04%, 03/01/2026	1,950,000	1,949,780
Husky Energy, Inc.
4.00%, 04/15/2024	185,000	187,825
Kerr-McGee Corp.
6.95%, 07/01/2024	190,000	224,310
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	1,295,000	1,312,002
Laredo Petroleum, Inc.
7.38%, 05/01/2022	230,000	238,625
Murphy Oil Corp.
3.50%, 12/01/2017	316,000	316,000
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,698
Noble Energy, Inc.
6.00%, 03/01/2041	95,000	105,523
8.25%, 03/01/2019	195,000	216,916
Petrobras Global Finance BV
5.38%, 01/27/2021	615,000	631,298
6.25%, 03/17/2024 (C)	410,000	420,455
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	1,835,000	1,768,475
6.88%, 08/04/2026	375,000	416,250
Petronas Capital, Ltd.
5.25%, 08/12/2019 (E)	890,000	948,305
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 (E)	1,290,000	1,274,279
Shell International Finance BV
2.50%, 09/12/2026 (C)	1,311,000	1,236,767
3.75%, 09/12/2046	266,000	244,615
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (C)	160,000	166,246
4.63%, 03/01/2034	145,000	151,838
Western Gas Partners, LP
5.38%, 06/01/2021	259,000	278,337
Williams Cos., Inc.
3.70%, 01/15/2023	83,000	81,548
7.88%, 09/01/2021	109,000	125,623
Williams Partners, LP
5.40%, 03/04/2044	128,000	130,580

		19,487,731

Pharmaceuticals - 0.1%
Actavis Funding SCS
3.00%, 03/12/2020	307,000	312,240
3.80%, 03/15/2025	929,000	937,475
Actavis, Inc.
3.25%, 10/01/2022	986,000	991,869

		2,241,584

Road & Rail - 0.2%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (E)	973,577	966,847
7.13%, 10/15/2020 (E)	1,811,000	2,072,767
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	508,000	514,759
3.75%, 04/01/2024	48,000	50,555

		3,604,928

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
2.45%, 07/29/2020	1,506,000	1,530,218
KLA-Tencor Corp.
4.13%, 11/01/2021	685,000	717,169

		2,247,387

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027	$ 1,965,000	$ 1,995,157

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.40%, 05/03/2023	700,000	688,297
2.85%, 02/23/2023	1,376,000	1,389,020
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (E)	1,053,000	1,147,961
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	1,427,000	1,467,497
HP, Inc.
3.75%, 12/01/2020	45,000	46,823
Seagate HDD Cayman
4.88%, 06/01/2027	607,000	568,267

		5,307,865

Tobacco - 0.1%
Reynolds American, Inc.
4.45%, 06/12/2025	452,000	475,779
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	450,000	507,334

		983,113

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
8.25%, 12/15/2020	1,147,000	1,353,694

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
3.13%, 07/16/2022	425,000	428,207
4.38%, 07/16/2042 (C)	250,000	237,768
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	2,086,000	2,117,791
4.88%, 08/15/2040 (E)	675,000	718,454
6.11%, 01/15/2040 (E)	2,476,000	2,680,922
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	2,685,000	2,923,294
Sprint Corp.
7.88%, 09/15/2023	200,000	221,500
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	20,050
6.63%, 04/28/2021	75,000	77,512
6.73%, 04/28/2022	75,000	77,595
6.84%, 04/28/2023	25,000	26,750

		9,529,843

Total Corporate Debt Securities (Cost $253,683,932)		253,814,787

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (B)
Brazil Government International Bond
4.25%, 01/07/2025 (C)	230,000	226,550

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024 (C)	305,000	313,845
4.50%, 01/28/2026 (C)	1,125,000	1,186,875

		1,500,720

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (C) (E)	$ 1,160,000	$ 1,235,218
5.38%, 10/17/2023 (E)	400,000	442,308

		1,677,526

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023 (C)	1,790,000	1,843,700

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025 (C)	160,000	207,200

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023	405,000	404,291

Republic of Korea - 0.1%
Korea Development Bank
3.00%, 03/17/2019	500,000	509,345
3.50%, 08/22/2017 (C)	475,000	478,387

		987,732

Saudi Arabia - 0.0% (B)
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (E)	355,000	348,788

Total Foreign Government Obligations (Cost $7,056,040)		7,196,507

MORTGAGE-BACKED SECURITIES - 4.2%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (D), 12/05/2032 (E)	1,300,000	1,367,386
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,630,000	1,617,886
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	1,390,000	1,339,026
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,935,000	161,814
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	755,000	788,935
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,150,000	1,184,516
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (D), 05/26/2037 (E)	49,613	50,357
Series 2009-RR6, Class 2A1,
3.12% (D), 08/26/2035 (E)	443,235	440,270
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	123,638	124,799
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17, Class A1A,
5.65% (D), 06/11/2050	341,149	344,105
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.58% (D), 03/13/2035 (E)	2,250,000	2,286,357
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	185,000	193,185
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	301,861

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	$ 954,516	$ 964,205
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (D), 12/11/2049 (E)	38,155	38,122
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,648,000	1,783,117
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	170,000	173,093
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,900,000	1,952,877
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	205,000	215,347
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	3,300,000	3,306,477
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (E)	690,000	697,035
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	990,000	985,076
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (D), 12/10/2049	150,000	151,775
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	1,135,000	1,151,731
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
2.85% (D), 08/26/2036 (E)	501,191	495,529
CSMC Trust
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (E)	271,034	270,661
Series 2014-4R, Class 21A1,
1.11% (D), 12/27/2035 (E)	908,478	877,318
DBRR Trust
Series 2011-C32, Class A3A,
8.20% (D), 06/17/2049 (E)	22,919	22,882
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2,
1.13% (D), 12/25/2036	181,723	147,022
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (E)	440,000	431,185
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	1,730,837	1,728,126
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	800,000	793,275
Jefferies Resecuritization Trust
Series 2009-R2, Class 2A,
3.17% (D), 12/26/2037 (E)	64,378	64,187
Series 2009-R7, Class 1A1,
3.02% (D), 02/26/2036 (E)	226,765	223,425
Series 2009-R7, Class 4A1,
3.22% (D), 09/26/2034 (E)	22,811	22,746
Series 2009-R9, Class 1A1,
2.86% (D), 08/26/2046 (E)	45,634	45,802
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class AM,
5.98% (D), 02/12/2051	460,000	466,616
Series 2007-LD12, Class A1A,
5.85% (D), 02/15/2051	307,840	309,948

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2008-C2, Class ASB,
6.13% (D), 02/12/2051	$ 13,707	$ 13,713
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	420,000	420,433
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	1,778,659	1,850,291
JPMorgan Resecuritization Trust
Series 2014-2, Class 6A1,
3.00% (D), 05/26/2037 (E)	557,056	556,806
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM,
6.17% (D), 09/15/2045	145,000	148,205
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
5.84% (D), 06/12/2050	149,416	149,866
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	444,676	441,733
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,380,000	1,413,733
Series 2013-C11, Class B,
4.37% (D), 08/15/2046	945,000	989,566
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	1,400,000	1,373,936
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	31,293	31,226
Series 2007-IQ15, Class AM,
5.94% (D), 06/11/2049	195,000	196,188
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B,
5.95% (D), 08/15/2045 (E)	705,000	704,767
Series 2012-XA, Class A,
2.00%, 07/27/2049 (E)	19,735	19,739
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	1,130,354	1,113,789
Motel 6 Trust
Series 2015-MTL6, Class B,
3.30%, 02/05/2030 (E)	1,820,000	1,825,995
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (E)	2,660,000	2,675,757
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	560,660	582,485
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	438,770	448,418
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	1,704,832	1,743,155
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	448,518	452,523
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	907,975	927,352
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	953,512	963,463
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	891,034	893,282
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	1,887,473	1,926,919

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	$ 2,069,000	$ 2,141,127
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	1,911,000	1,901,267
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1.56% (D), 05/25/2035	519,992	500,115
SCG Trust
Series 2013-SRP1, Class A,
2.56% (D), 11/15/2026 (E)	295,000	294,442
Series 2013-SRP1, Class AJ,
2.86% (D), 11/15/2026 (E)	810,000	804,412
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	2,254,340	2,269,790
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	2,854,760	2,857,763
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	1,124,645	1,125,368
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	724,181	723,561
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	1,157,548	1,158,310
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	1,143,657	1,138,908
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	1,238,829	1,226,754
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	1,450,563	1,433,220
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	535,000	545,397
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
3.41% (D), 06/15/2029 (E)	915,000	917,024

Total Mortgage-Backed Securities (Cost $68,871,027)		68,418,872

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	55,000	76,173
State of California, General Obligation Unlimited
7.30%, 10/01/2039	405,000	568,608
7.60%, 11/01/2040	660,000	984,641
7.70%, 11/01/2030	580,000	682,411
7.95%, 03/01/2036	1,260,000	1,451,583
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	50,000	49,373

		3,812,789

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	50,000	56,855

Illinois - 0.0% (B)
State of Illinois, General Obligation Unlimited,
5.10%, 06/01/2033	250,000	227,767

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	$ 71,000	$ 102,177

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	60,000	80,723
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	55,000	70,964
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	55,000	65,648
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	95,000	107,985

		325,320

Total Municipal Government Obligations (Cost $4,553,598)		4,524,908

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.3%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018 - 08/01/2035	958,658	1,055,611
5.50%, 09/01/2018 - 06/01/2041	293,591	319,094
6.00%, 12/01/2037	100,376	115,121
Federal National Mortgage Association
Zero Coupon, 10/09/2019	745,000	711,088
1.97% (D), 02/01/2043	190,569	194,238
2.50%, TBA (F) (H)	5,413,000	5,415,538
3.00%, TBA (F) (H)	44,672,000	44,704,840
3.33% (D), 10/25/2023	245,000	256,569
3.50%, 07/01/2028 - 01/01/2029	748,923	785,293
3.50%, TBA (F) (H)	28,103,000	28,801,797
4.00%, 06/01/2042	204,298	215,360
4.00%, TBA (F) (H)	7,102,000	7,449,332
4.50%, 02/01/2025 - 06/01/2026	494,050	520,497
5.00%, 05/01/2018 - 11/01/2039	2,818,087	3,126,038
5.00%, TBA (F) (H)	5,848,000	6,389,908
5.50%, 04/01/2037 - 12/01/2041	1,541,749	1,752,604
6.00%, 08/01/2036 - 06/01/2041	1,069,942	1,221,417
6.50%, 05/01/2040	228,868	257,382
Government National Mortgage Association, Interest Only STRIPS
0.80% (D), 02/16/2053	901,710	45,683

Total U.S. Government Agency Obligations (Cost $102,725,180)		103,337,410

U.S. GOVERNMENT OBLIGATIONS - 8.9%
U.S. Treasury - 8.0%
U.S. Treasury Bond
2.25%, 08/15/2046	6,886,000	5,827,815
2.50%, 02/15/2045 - 05/15/2046	9,154,000	8,219,040
2.75%, 08/15/2042	3,418,600	3,259,153
2.88%, 08/15/2045	1,484,000	1,439,191
3.00%, 05/15/2042	683,000	682,733
3.13%, 02/15/2042	1,832,000	1,874,294
3.50%, 02/15/2039	7,413,500	8,159,194

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
3.63%, 02/15/2044	$ 9,460,700	$ 10,541,292
4.50%, 02/15/2036	4,690,600	5,948,633
4.75%, 02/15/2037	6,176,000	8,063,781
5.25%, 02/15/2029	2,140,000	2,743,630
U.S. Treasury Note
0.63%, 09/30/2017	3,048,000	3,043,714
0.75%, 01/31/2018	4,000,000	3,990,312
0.88%, 04/30/2017	4,884,600	4,885,372
1.00%, 09/15/2017 (C)	1,748,000	1,748,820
1.00%, 11/30/2019	1,417,000	1,401,613
1.13%, 06/30/2021 - 09/30/2021	1,475,000	1,427,975
1.25%, 11/30/2018	11,480,700	11,488,323
1.50%, 08/15/2026	921,000	852,212
1.63%, 03/31/2019 - 05/15/2026	20,369,800	19,813,774
1.75%, 11/30/2021 - 05/15/2023	4,613,000	4,527,389
1.88%, 11/30/2021	1,284,000	1,282,495
2.00%, 12/31/2021 - 02/15/2025	5,869,000	5,788,677
2.25%, 11/15/2024	3,407,400	3,399,014
2.50%, 08/15/2023 - 05/15/2024	10,308,700	10,500,217

		130,908,663

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	1,586,589	1,794,027
2.50%, 01/15/2029	4,661,477	5,698,968
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	6,136,182	6,281,592

		13,774,587

Total U.S. Government Obligations (Cost $146,895,012)		144,683,250

COMMERCIAL PAPER - 1.8%
Banks - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.11% (I), 06/15/2017	3,300,000	3,292,506

Diversified Financial Services - 1.6%
Anglesea Funding PLC
1.14% (I), 06/15/2017	3,300,000	3,292,300
Atlantic Asset Securitization LLC
1.18% (I), 06/09/2017	3,000,000	2,993,330
1.19% (I), 06/19/2017	5,000,000	4,987,162
Barton Capital Corp.
1.17% (I), 06/15/2017	2,840,000	2,833,196
1.19% (I), 06/19/2017	1,000,000	997,433
Gotham Funding Corp.
1.07% (I), 06/15/2017	3,300,000	3,292,781
Liberty Funding LLC
1.14% (I), 06/01/2017	775,000	773,529
Sheffield Receivables Corp.
1.24% (I), 06/29/2017	4,000,000	3,987,936
Victory Receivables Corp.
1.10% (I), 06/15/2017	3,400,000	3,392,350

		26,550,017

Total Commercial Paper (Cost $29,842,523)		29,842,523

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.9%
Federal Home Loan Bank Discount Notes
0.53% (I), 04/10/2017	4,500,000	4,499,397
0.54% (I), 04/07/2017	2,500,000	2,499,808

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank Discount Notes (continued)
0.55% (I), 04/07/2017 - 05/10/2017	$ 22,555,000	$ 22,541,549
0.56% (I), 04/26/2017 - 05/26/2017	17,675,000	17,663,465

Total Short-Term U.S. Government Agency Obligations (Cost $47,208,997)		47,204,219

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bill
0.49% (I), 04/20/2017	1,800,000	1,799,381
0.50% (I), 04/20/2017	800,000	799,725
0.50% (I), 05/04/2017 (C)	900,000	899,465
0.51% (I), 04/13/2017 - 05/11/2017	5,254,000	5,251,716
0.52% (I), 04/20/2017	4,004,000	4,002,623
0.54% (I), 05/11/2017	1,700,000	1,698,710
0.63% (I), 05/25/2017	1,102,000	1,100,859
0.73% (I), 06/22/2017	750,000	748,746
0.97% (I), 03/01/2018 (J)	60,000	59,452
0.98% (I), 03/01/2018 (J)	985,000	975,998
0.99% (I), 03/01/2018 (J)	25,000	24,772
1.00% (I), 03/01/2018 (J)	235,000	232,852

Total Short-Term U.S. Government Obligations (Cost $17,596,211)		17,594,299

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (I)	22,752,569	22,752,569

Total Securities Lending Collateral (Cost $22,752,569)		22,752,569

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.09% (I), dated 03/31/2017, to be repurchased at $49,322,509 on 04/03/2017. Collateralized by a U.S. Government Obligation, 2.88%, due 03/31/2018, and with a value of $50,316,605.	$ 49,322,139	49,322,139

Total Repurchase Agreement (Cost $49,322,139)		49,322,139

Total Investments (Cost $1,605,374,123) (K)		1,750,082,834
Net Other Assets (Liabilities) - (7.3)%		(118,707,879)

Net Assets - 100.0%		$ 1,631,374,955

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	253	06/16/2017	$—	$(27,169)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$957,496,054	$—	$—	$957,496,054
Preferred Stocks	533,937	—	—	533,937
Asset-Backed Securities	—	43,361,360	—	43,361,360
Corporate Debt Securities	—	253,814,787	—	253,814,787
Foreign Government Obligations	—	7,196,507	—	7,196,507
Mortgage-Backed Securities	—	68,418,872	—	68,418,872
Municipal Government Obligations	—	4,524,908	—	4,524,908
U.S. Government Agency Obligations	—	103,337,410	—	103,337,410
U.S. Government Obligations	—	144,683,250	—	144,683,250
Commercial Paper	—	29,842,523	—	29,842,523
Short-Term U.S. Government Agency Obligations	—	47,204,219	—	47,204,219
Short-Term U.S. Government Obligations	—	17,594,299	—	17,594,299
Securities Lending Collateral	22,752,569	—	—	22,752,569
Repurchase Agreement	—	49,322,139	—	49,322,139

Total Investments	$980,782,560	$769,300,274	$—	$1,750,082,834

LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(27,169)	$—	$—	$(27,169)

Total Other Financial Instruments	$(27,169)	$—	$—	$(27,169)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $22,236,026. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(E)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $156,695,971, representing 9.6% of the Portfolio’s net assets.

(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after March 31, 2017.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Cash in the amount of $375,000 has been segregated by the broker as collateral for open TBA commitment transactions.
(I)	Rates disclosed reflect the yields at March 31, 2017.
(J)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $1,293,074.

(K)

Aggregate cost for federal income tax purposes is $1,605,374,123. Aggregate gross unrealized appreciation and depreciation for all securities is $158,575,787 and $13,867,076, respectively. Net unrealized appreciation for tax purposes is $144,708,711.

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2017 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.0%
International Alternative Funds - 29.4%
Transamerica Global Long/Short Equity (A) (B)	5,058	$ 47,947
Transamerica Global Multifactor Macro (B)	36,896	336,859
Transamerica Unconstrained Bond (B)	22,495	228,098

		612,904

International Equity Funds - 14.5%
Transamerica Developing Markets Equity (B)	16,968	175,616
Transamerica Global Real Estate Securities (B)	9,363	126,591

		302,207

U.S. Alternative Funds - 35.0%
Transamerica Arbitrage Strategy Liquidating Trust (A) (C) (D) (E) (F)	101	988
Transamerica Event Driven (B)	28,239	282,103
Transamerica Long/Short Strategy (B)	37,433	239,195
Transamerica Managed Futures Strategy (B)	26,232	207,759

		730,045

U.S. Fixed Income Funds - 18.1%
Transamerica Floating Rate (B)	15,257	152,268
Transamerica Short-Term Bond (B)	22,322	223,665

		375,933

Total Investment Companies (Cost $2,129,219)		2,021,089

Total Investments (Cost $2,129,219) (G)		2,021,089
Net Other Assets (Liabilities) - 3.0%		62,932

Net Assets - 100.0%		$ 2,084,021

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,020,101	$—	$—	$2,020,101

Total	$2,020,101	$—	$—	$2,020,101

Investment Companies Measured at Net Asset Value (I)				988

Total Investments				2,021,089

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Investment in an affiliated company of Transamerica Asset Management, Inc.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, value of the security is $988, representing less than 0.1% of the Portfolio’s net assets.

(E)	Illiquid security. At March 31, 2017, value of the illiquid security is $988, representing less than 0.1% of the Portfolio’s net assets.
(F)	Restricted security. At March 31, 2017, the restricted security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$1,012	$988	0.0	%(J)

(G)

Aggregate cost for federal income tax purposes is $2,129,219. Aggregate gross unrealized appreciation and depreciation for all securities is $17,988 and $126,118, respectively. Net unrealized depreciation for tax purposes is $108,130.

(H)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1.76% (A), 05/25/2034	$ 573,609	$ 551,485
Ares Enhanced Loan Investment Strategy IR, Ltd.
Series 2013-IRAR, Class A1BR,
2.44% (A), 07/23/2025 (B)	1,800,000	1,800,131
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
2.26% (A), 04/25/2026 (B) (C) (D)	700,000	700,000
Babson CLO, Ltd.
Series 2014-IIA, Class AR,
2.11% (A), 10/17/2026 (B) (C) (D)	400,000	401,800
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3A, Class A1AR,
2.19% (A), 07/27/2026 (B)	1,500,000	1,500,460
Series 2014-5A, Class A1R,
2.47% (A), 10/16/2025 (B) (D)	600,000	599,700
Cent CLO 21, Ltd.
Series 2014-21A, Class A1BR,
0.00% (A), 07/27/2026 (B)	700,000	699,900
Colony Starwood Homes Trust
Series 2016-1A, Class A,
2.44% (A), 07/17/2033 (B)	1,096,903	1,112,007
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
2.30% (A), 01/16/2026 (B) (C) (D)	1,800,000	1,803,222
Dryden XXV Senior Loan Fund
Series 2012-25A, Class AR,
2.22% (A), 01/15/2025 (B)	1,600,000	1,600,410
FFMLT Trust
Series 2005-FF2, Class M3,
1.70% (A), 03/25/2035	38,435	38,218
Series 2005-FF2, Class M4,
1.87% (A), 03/25/2035	400,000	378,558
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
2.28% (A), 01/20/2026 (B) (C)	1,600,000	1,599,200
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	2,200,000	2,169,878
JMP Credit Advisors CLO III, Ltd.
Series 2014-1A, Class AR,
2.26% (A), 10/17/2025 (B)	800,000	803,600
KVK CLO, Ltd.
Series 2013-2A, Class AR,
2.17% (A), 01/15/2026 (B)	700,000	701,049
LCM XII, LP
Series 12A, Class AR,
2.28% (A), 10/19/2022 (B)	1,848,383	1,848,446
Mariner CLO LLC
Series 2016-3A, Class A,
2.63% (A), 07/23/2026 (B)	900,000	900,364
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1.68% (A), 12/26/2031 (B)	64,340	64,130
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR,
2.08% (A), 07/20/2026 (B)	800,000	800,000
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
2.25% (A), 10/20/2026 (B)	700,000	703,150

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XII, Ltd.
Series 2012-1AR, Class AR,
1.57% (A), 05/05/2023 (B)	$ 375,302	$ 375,302
OZLM Funding V, Ltd.
Series 2013-5A, Class A1R,
2.67% (A), 01/17/2026 (B)	700,000	700,146
Palmer Square Loan Funding, Ltd.
Series 2016-2A, Class A1,
2.39% (A), 06/21/2024 (B)	573,021	573,858
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1.93% (A), 11/25/2065 (B)	733,838	735,230
Progress Residential Trust
Series 2016-SFR1, Class A,
2.44% (A), 09/17/2033 (B)	996,415	1,009,150
Santander Drive Auto Receivables Trust
Series 2016-2, Class A2A,
1.38%, 07/15/2019	586,389	586,262
Series 2016-2, Class A2B,
1.56% (A), 07/15/2019	488,657	489,227
SHACKLETON CLO, Ltd.
Series 2013-4A, Class AR,
2.28% (A), 01/13/2025 (B) (C) (D)	300,000	299,850
SLC Private Student Loan Trust
Series 2006-A, Class A5,
1.19% (A), 07/15/2036	41,379	41,379
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4,
1.31% (A), 03/15/2024	4,533	4,523
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
2.36% (A), 02/17/2032 (B)	1,900,000	1,955,744
Series 2016-C, Class A1,
1.46% (A), 11/15/2023 (B)	1,037,918	1,039,260
THL Credit Wind River CLO, Ltd.
Series 2014-1A, Class AR,
2.29% (A), 04/18/2026 (B)	300,000	299,973
TICP CLO, Ltd.
Series 2014-3A, Class AR,
2.16% (A), 01/20/2027 (B) (C) (E)	800,000	800,000
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A2A,
1.02%, 10/15/2018	1,106,122	1,105,463
Series 2016-B, Class A2B,
1.16% (A), 10/15/2018	737,415	737,846
Venture XVI CLO, Ltd.
Series 2014-16A, Class A1R,
2.67% (A), 04/15/2026 (B) (C) (D)	700,000	699,650
Vericrest Opportunity Loan Trust
Series 2016-NPL3, Class A1,
4.25% (A), 03/26/2046 (B)	1,227,763	1,233,621
Westlake Automobile Receivables Trust
Series 2016-3A, Class A2A,
1.81%, 10/15/2019 (B)	1,600,000	1,598,528

Total Asset-Backed Securities (Cost $34,830,139)		35,060,720

CERTIFICATES OF DEPOSIT - 1.0%
Banks - 0.6%
Abbey National Treasury Services PLC
1.40% (A), 07/07/2017	100,000	100,000
Barclays Bank PLC
1.80% (A), 11/06/2017	1,500,000	1,500,000

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CERTIFICATES OF DEPOSIT (continued)
Banks (continued)
Natixis SA
1.85% (A), 09/25/2017	$ 2,000,000	$ 2,000,000
Sumitomo Mitsui Trust Bank, Ltd.
1.72% (A), 10/06/2017	400,000	400,000

		4,000,000

Capital Markets - 0.4%
Credit Suisse AG
1.92% (A), 09/12/2017	2,400,000	2,400,000

Total Certificates of Deposit (Cost $6,400,000)		6,400,000

CORPORATE DEBT SECURITIES - 34.6%
Aerospace & Defense - 0.0% (F)
Rolls-Royce PLC
3.63%, 10/14/2025 (B)	200,000	201,177

Air Freight & Logistics - 0.0% (F)
United Parcel Service, Inc.
2.45%, 10/01/2022 (G)	100,000	100,240

Airlines - 1.0%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	1,190,585	1,202,491
American Airlines Pass-Through Trust
3.00%, 04/15/2030	600,000	574,500
3.25%, 04/15/2030	200,000	193,250
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	42,360	44,001
5.50%, 04/29/2022	36,277	38,046
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	3,100,000	3,063,110
United Airlines Pass-Through Trust
2.88%, 04/07/2030	900,000	869,688
3.10%, 04/07/2030	900,000	865,692

		6,850,778

Banks - 12.8%
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	2,300,000	2,359,646
Bank of America Corp.
1.66% (A), 08/25/2017, MTN	290,000	290,510
2.63%, 10/19/2020, MTN	950,000	955,090
5.70%, 01/24/2022	4,800,000	5,388,845
6.88%, 04/25/2018, MTN	220,000	231,491
Bank of America NA
1.46% (A), 05/08/2017	250,000	250,109
1.55% (A), 06/05/2017	1,210,000	1,210,866
1.75%, 06/05/2018	1,210,000	1,213,087
Bank of Montreal
1.75%, 06/15/2022 (B)	1,600,000	1,561,374
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.65% (A), 03/05/2018 (B)	900,000	901,904
2.30%, 03/05/2020 (B)	350,000	349,037
Barclays PLC
3.65%, 03/16/2025	1,200,000	1,168,307
4.34%, 01/10/2028	600,000	598,816
Citigroup, Inc.
1.96% (A), 12/07/2018	1,310,000	1,320,048
2.40%, 02/18/2020	4,800,000	4,816,786
4.40%, 06/10/2025	1,200,000	1,222,700
Citizens Bank NA
2.30%, 12/03/2018, MTN	300,000	301,497
Commonwealth Bank of Australia
1.38% (A), 09/08/2017 (B)	700,000	700,408

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Cooperatieve Rabobank UA
3.75%, 07/21/2026	$ 1,000,000	$ 975,291
3.88%, 02/08/2022	2,500,000	2,631,703
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	2,500,000	2,411,340
First Republic Bank
4.38%, 08/01/2046	300,000	288,647
HSBC Holdings PLC
5.10%, 04/05/2021	280,000	303,993
HSBC USA, Inc.
1.64% (A), 11/13/2019	460,000	461,684
2.38%, 11/13/2019	550,000	552,581
2.75%, 08/07/2020	1,770,000	1,789,939
ING Bank NV
1.69% (A), 03/16/2018 (B)	900,000	902,222
JPMorgan Chase & Co.
2.75%, 06/23/2020	4,500,000	4,558,689
3.25%, 09/23/2022	200,000	203,650
3.90%, 07/15/2025	215,000	222,241
JPMorgan Chase Bank NA
6.00%, 10/01/2017	260,000	265,447
Lloyds Banking Group PLC
5.30%, 12/01/2045	200,000	211,980
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	750,000	755,384
Mitsubishi UFJ Financial Group, Inc.
2.93% (A), 03/01/2021	2,400,000	2,481,782
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	200,710
MUFG Americas Holdings Corp.
1.61% (A), 02/09/2018	114,000	114,054
2.25%, 02/10/2020	41,000	40,964
National Australia Bank, Ltd.
1.38%, 07/12/2019	1,600,000	1,576,896
Nykredit Realkredit A/S
1.00%, 04/01/2017 - 01/01/2018	DKK 1,800,000	258,936
1.00%, 07/01/2017 - 04/01/2018, MTN	21,900,000	3,164,318
2.00%, 04/01/2017 - 04/01/2018	24,500,000	3,552,375
Realkredit Danmark A/S
1.00%, 04/01/2017 - 04/01/2018, MTN	34,300,000	4,954,852
2.00%, 04/01/2017 - 04/01/2018	41,900,000	6,022,257
Royal Bank of Scotland Group PLC
8.63% (A), 08/15/2021 (H)	$ 1,000,000	1,042,500
Santander Holdings USA, Inc.
2.50% (A), 11/24/2017	1,500,000	1,509,768
2.70%, 05/24/2019	1,500,000	1,507,098
Santander UK Group Holdings PLC
2.88%, 10/16/2020	1,660,000	1,661,730
3.13%, 01/08/2021	200,000	200,848
Santander UK PLC
2.38%, 03/16/2020	3,400,000	3,408,871
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (I)	400,000	420,800
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (H) (I)	EUR 700,000	839,731
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 1,790,000	1,801,350
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026 (G)	400,000	372,894
Swedbank AB
2.20%, 03/04/2020 (B)	1,190,000	1,188,326
Toronto-Dominion Bank
1.27% (A), 05/02/2017 (G)	400,000	400,054

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
1.52% (A), 09/14/2018	$ 900,000	$ 901,744
2.50%, 03/04/2021	400,000	398,855
2.55%, 12/07/2020, MTN	160,000	160,811
2.60%, 07/22/2020, MTN	2,975,000	3,004,417
3.00%, 02/19/2025, MTN	500,000	487,518
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	2,400,000	2,401,505

		85,451,276

Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	3,500,000	3,539,200

Biotechnology - 0.4%
AbbVie, Inc.
2.90%, 11/06/2022	2,400,000	2,391,000
3.20%, 11/06/2022	100,000	101,125

		2,492,125

Building Products - 0.0% (F)
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	140,000	144,738
Masco Corp.
4.45%, 04/01/2025	40,000	41,750
Owens Corning
4.20%, 12/01/2024	50,000	51,513

		238,001

Capital Markets - 2.4%
Credit Suisse AG
1.72% (A), 04/27/2018	1,260,000	1,260,979
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	2,900,000	2,852,971
Deutsche Bank AG
4.25%, 10/14/2021 (B)	800,000	819,898
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	140,000	141,726
3.85%, 07/08/2024, MTN	4,700,000	4,814,356
6.15%, 04/01/2018	280,000	291,698
Lazard Group LLC
3.75%, 02/13/2025	81,000	80,520
Moody’s Corp.
2.75%, 07/15/2019	200,000	202,606
5.25%, 07/15/2044	100,000	111,278
Morgan Stanley
4.00%, 07/23/2025, MTN	140,000	144,361
5.50%, 07/24/2020, MTN	4,100,000	4,476,011
6.63%, 04/01/2018, MTN	200,000	209,336
S&P Global, Inc.
4.40%, 02/15/2026	80,000	84,905
UBS AG
1.42% (A), 08/14/2017, MTN (G)	250,000	250,192

		15,740,837

Chemicals - 0.0% (F)
Solvay Finance America LLC
3.40%, 12/03/2020 (B)	200,000	205,772

Commercial Services & Supplies - 0.3%
ADT Corp.
4.13%, 06/15/2023	40,000	38,200
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	40,000	38,245

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Republic Services, Inc.
2.90%, 07/01/2026	$ 800,000	$ 772,879
3.55%, 06/01/2022	1,000,000	1,037,197

		1,886,521

Consumer Finance - 1.7%
American Express Credit Corp.
1.53% (A), 08/15/2019, MTN	700,000	702,137
1.81% (A), 11/05/2018, MTN	170,000	171,250
Daimler Finance North America LLC
1.48% (A), 03/02/2018 (B)	800,000	801,335
1.50%, 07/05/2019 (B)	800,000	788,700
Ford Motor Credit Co. LLC
1.63% (A), 09/08/2017	700,000	700,473
General Motors Financial Co., Inc.
3.20%, 07/13/2020	317,000	322,459
3.50%, 07/10/2019	200,000	205,476
3.70%, 11/24/2020	1,590,000	1,637,070
Synchrony Financial
2.60%, 01/15/2019	1,570,000	1,582,262
2.70%, 02/03/2020	41,000	41,164
4.50%, 07/23/2025	1,780,000	1,826,707
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	800,000	793,614
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	2,100,000	2,093,807

		11,666,454

Diversified Consumer Services - 0.5%
Nationwide Building Society
3.90%, 07/21/2025 (B)	3,200,000	3,320,589

Diversified Financial Services - 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 07/01/2022	150,000	158,227
BRFkredit A/S
1.00%, 10/01/2018, MTN	DKK 3,400,000	497,376
2.00%, 10/01/2017 - 01/01/2018	9,700,000	1,412,677
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	$ 744,000	747,218
4.42%, 11/15/2035	400,000	422,382
Helios Leasing I LLC
1.56%, 09/28/2024	129,589	125,269
LeasePlan Corp. NV
2.50%, 05/16/2018 (B)	300,000	300,745
3.00%, 10/23/2017 (B)	250,000	251,421
Nordea Kredit Realkreditaktieselskab
1.00%, 10/01/2017, MTN	DKK 2,600,000	375,491
2.00%, 04/01/2017 - 04/01/2018	19,800,000	2,872,239
Protective Life Global Funding
1.66% (A), 06/08/2018 (B)	$ 800,000	800,409
2.70%, 11/25/2020 (B)	1,590,000	1,601,531
Tagua Leasing LLC
1.58%, 11/16/2024	133,773	129,591

		9,694,576

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
2.08% (A), 06/30/2020	170,000	171,986
3.40%, 05/15/2025	150,000	144,889
3.80%, 03/15/2022	1,100,000	1,137,803
5.25%, 03/01/2037	900,000	917,509
Verizon Communications, Inc.
1.51% (A), 06/09/2017	400,000	400,173
4.15%, 03/15/2024	1,600,000	1,658,093

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.52%, 09/15/2048	$ 1,600,000	$ 1,449,550
5.15%, 09/15/2023	1,000,000	1,100,598

		6,980,601

Electric Utilities - 1.8%
Appalachian Power Co.
3.40%, 06/01/2025	1,430,000	1,445,737
Duke Energy Corp.
1.38% (A), 04/03/2017	200,000	200,000
3.75%, 04/15/2024	200,000	205,709
3.95%, 10/15/2023 (G)	500,000	523,488
4.80%, 12/15/2045	1,600,000	1,689,496
Electricite de France SA
3.63%, 10/13/2025 (B) (G)	1,500,000	1,509,238
Entergy Corp.
4.00%, 07/15/2022	1,600,000	1,675,930
Entergy Louisiana LLC
3.30%, 12/01/2022	150,000	152,485
Entergy Mississippi, Inc.
2.85%, 06/01/2028	1,300,000	1,236,509
Exelon Corp.
3.40%, 04/15/2026	1,600,000	1,573,642
FirstEnergy Corp.
2.75%, 03/15/2018	100,000	100,365
Great Plains Energy, Inc.
3.90%, 04/01/2027	500,000	504,867
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B) (D)	200,000	196,320
Pacific Gas & Electric Co.
3.50%, 06/15/2025	40,000	40,883
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,243,712

		12,298,381

Electrical Equipment - 0.0% (F)
Eaton Corp.
2.75%, 11/02/2022	125,000	124,129
Schneider Electric SE
2.95%, 09/27/2022 (B)	150,000	150,165

		274,294

Electronic Equipment, Instruments & Components - 0.0% (F)
Flex, Ltd.
4.75%, 06/15/2025	50,000	52,504

Energy Equipment & Services - 0.3%
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	1,900,000	1,949,628

Equity Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	300,000	299,896
4.30%, 01/15/2026	800,000	820,855
4.50%, 07/30/2029	700,000	722,201
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,334,815
3.50%, 01/31/2023	100,000	100,591
4.00%, 06/01/2025	1,250,000	1,264,740
Crown Castle International Corp.
4.45%, 02/15/2026	390,000	405,712
5.25%, 01/15/2023	1,600,000	1,745,981
Digital Realty Trust, LP
3.95%, 07/01/2022	1,830,000	1,905,885
Federal Realty Investment Trust
3.63%, 08/01/2046	250,000	219,019

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
iStar, Inc.
4.00%, 11/01/2017	$ 100,000	$ 100,250
Prologis, LP
3.75%, 11/01/2025	40,000	40,876
Unibail-Rodamco SE
1.79% (A), 04/16/2019, MTN (I)	600,000	597,227
WP Carey, Inc.
4.60%, 04/01/2024	800,000	827,954

		10,386,002

Food & Staples Retailing - 0.1%
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	92,419	92,283
Walgreens Boots Alliance, Inc.
1.75%, 05/30/2018	800,000	800,974

		893,257

Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	50,000	51,088
4.38%, 06/01/2046	500,000	469,202

		520,290

Gas Utilities - 0.2%
National Fuel Gas Co.
5.20%, 07/15/2025	120,000	127,965
ONE Gas, Inc.
2.07%, 02/01/2019	900,000	903,286

		1,031,251

Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp.
3.38%, 05/15/2022	1,430,000	1,457,007
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,640,000	1,651,598
3.15%, 04/01/2022	80,000	80,293
3.55%, 04/01/2025	80,000	79,105

		3,268,003

Health Care Providers & Services - 0.2%
Aetna, Inc.
3.50%, 11/15/2024	50,000	51,059
Humana, Inc.
4.80%, 03/15/2047	400,000	418,157
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	41,000	40,543
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	643,050

		1,152,809

Independent Power & Renewable Electricity Producers - 0.0% (F)
Exelon Generation Co. LLC
6.25%, 10/01/2039	200,000	207,399

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	260,000	261,946
4.50%, 03/11/2044	100,000	107,580

		369,526

Insurance - 1.7%
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	90,000	91,076
First American Financial Corp.
4.30%, 02/01/2023	100,000	101,466
4.60%, 11/15/2024	50,000	50,506

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Jackson National Life Global Funding
2.30%, 04/16/2019 (B)	$ 300,000	$ 301,528
2.60%, 12/09/2020 (B)	1,580,000	1,585,498
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	50,000	51,435
MetLife, Inc.
4.05%, 03/01/2045	40,000	38,788
5.25% (A), 06/15/2020 (H)	100,000	103,158
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	250,000	248,505
2.50%, 12/03/2020 (B)	1,820,000	1,824,162
New York Life Global Funding
1.41% (A), 04/06/2018 (B)	1,200,000	1,204,631
Pricoa Global Funding I
2.20%, 05/16/2019 (B)	200,000	200,883
2.55%, 11/24/2020 (B)	1,590,000	1,596,891
Principal Life Global Funding II
1.55% (A), 12/01/2017 (B)	1,300,000	1,304,166
2.20%, 04/08/2020 (B)	1,300,000	1,298,076
3.00%, 04/18/2026 (B)	500,000	486,821
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 (B)	200,000	200,379
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	210,000	210,631
2.50%, 04/24/2019 (B)	100,000	100,662
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	94,762
XLIT, Ltd.
4.45%, 03/31/2025	40,000	40,479

		11,134,503

Internet & Direct Marketing Retail - 0.0% (F)
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	199,195

IT Services - 0.3%
Fidelity National Information Services, Inc.
3.88%, 06/05/2024	100,000	102,753
4.50%, 10/15/2022	1,660,000	1,771,052

		1,873,805

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	80,000	80,281
3.30%, 02/15/2022	110,000	112,161
4.15%, 02/01/2024	1,600,000	1,679,141

		1,871,583

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B) (G)	450,000	440,146

Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022	2,000,000	2,109,062
Comcast Corp.
4.40%, 08/15/2035	50,000	51,826
4.75%, 03/01/2044	2,400,000	2,532,005
Cox Communications, Inc.
3.25%, 12/15/2022 (B)	100,000	98,216
SES SA
3.60%, 04/04/2023 (B)	200,000	196,420

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Sky PLC
3.13%, 11/26/2022 (B)	$ 80,000	$ 79,625
3.75%, 09/16/2024 (B)	200,000	202,014

		5,269,168

Multi-Utilities - 0.4%
DTE Electric Co.
3.70%, 06/01/2046	1,700,000	1,634,807
E.ON International Finance BV
6.65%, 04/30/2038 (B) (D)	666,000	810,989
Sempra Energy
2.88%, 10/01/2022	150,000	149,416

		2,595,212

Oil, Gas & Consumable Fuels - 1.3%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B) (D)	500,000	506,671
BP Capital Markets PLC
1.46% (A), 02/13/2018	450,000	451,068
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (I)	400,000	441,760
Energy Transfer Partners, LP
4.05%, 03/15/2025	400,000	395,512
4.75%, 01/15/2026	100,000	103,011
Kinder Morgan, Inc.
5.05%, 02/15/2046	800,000	776,576
Petroleos Mexicanos
6.00%, 03/05/2020	200,000	214,600
Pioneer Natural Resources Co.
7.50%, 01/15/2020	650,000	735,721
Plains All American Pipeline, LP / PAA Finance Corp.
2.85%, 01/31/2023	100,000	95,860
3.60%, 11/01/2024	100,000	96,797
Rosneft Finance SA
7.88%, 03/13/2018, MTN (I)	200,000	209,744
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,700,000	1,852,662
Shell International Finance BV
4.00%, 05/10/2046	800,000	765,774
Statoil ASA
2.45%, 01/17/2023	125,000	122,910
3.25%, 11/10/2024	1,800,000	1,816,177
TransCanada Trust
5.30% (A), 03/15/2077	300,000	296,438
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	40,000	39,388

		8,920,669

Pharmaceuticals - 0.6%
Actavis Funding SCS
3.85%, 06/15/2024	100,000	101,985
Actavis, Inc.
1.88%, 10/01/2017	1,500,000	1,501,410
Baxalta, Inc.
3.60%, 06/23/2022	50,000	51,111
4.00%, 06/23/2025	50,000	50,945
Johnson & Johnson
3.63%, 03/03/2037	800,000	793,340
Perrigo Finance Unlimited Co.
3.50%, 03/15/2021	200,000	203,903
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	600,000	582,194
3.20%, 09/23/2026	500,000	476,112

		3,761,000

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	$ 1,700,000	$ 1,695,208
Canadian National Railway Co.
2.25%, 11/15/2022	400,000	391,353
GATX Corp.
3.25%, 09/15/2026 (G)	400,000	380,976
JB Hunt Transport Services, Inc.
2.40%, 03/15/2019	100,000	100,870
Norfolk Southern Corp.
4.45%, 06/15/2045	50,000	52,013

		2,620,420

Software - 0.3%
Adobe Systems, Inc.
3.25%, 02/01/2025	41,000	41,420
Autodesk, Inc.
4.38%, 06/15/2025	100,000	103,047
Microsoft Corp.
4.10%, 02/06/2037	800,000	825,641
Oracle Corp.
2.95%, 05/15/2025	1,250,000	1,233,834

		2,203,942

Specialty Retail - 0.5%
AutoNation, Inc.
4.50%, 10/01/2025	50,000	51,665
Lowe’s Cos., Inc.
3.70%, 04/15/2046	2,800,000	2,602,088
QVC, Inc.
4.45%, 02/15/2025	300,000	291,343
4.85%, 04/01/2024	100,000	100,599

		3,045,695

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
1.33% (A), 05/06/2019	400,000	401,994
3.35%, 02/09/2027	400,000	404,785
4.65%, 02/23/2046	400,000	429,201
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
8.10%, 07/15/2036 (B)	1,100,000	1,381,440
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017	1,100,000	1,103,210

		3,720,630

Tobacco - 0.3%
BAT International Finance PLC
3.50%, 06/15/2022 (B)	50,000	51,001
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	200,000	205,410
4.25%, 07/21/2025 (B)	1,790,000	1,852,149
Reynolds American, Inc.
4.00%, 06/12/2022	50,000	52,478
4.85%, 09/15/2023	100,000	108,504

		2,269,542

Transportation Infrastructure - 0.0% (F)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	50,000	49,003

Water Utilities - 0.0% (F)
American Water Capital Corp.
3.40%, 03/01/2025	50,000	51,295

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.0% (F)
T-Mobile USA, Inc.
6.00%, 03/01/2023 (G)	$ 104,000	$ 111,051
6.38%, 03/01/2025	104,000	112,060

		223,111

Total Corporate Debt Securities (Cost $231,155,304)		231,020,410

FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
Brazil - 0.1%
Brazil Government International Bond
5.63%, 02/21/2047 (G)	600,000	582,000

Canada - 0.4%
Province of Ontario
1.65%, 09/27/2019	1,200,000	1,195,632
Province of Quebec
2.50%, 04/20/2026	1,700,000	1,661,509

		2,857,141

Japan - 0.9%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	3,900,000	3,772,391
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	2,600,000	2,532,714

		6,305,105

Kuwait - 0.1%
Kuwait International Government Bond
3.50%, 03/20/2027 (B) (D)	800,000	809,000

Republic of Korea - 0.2%
Export-Import Bank of Korea
1.75% (A), 05/26/2019	800,000	802,000
1.93%, 02/24/2020 (B)	CAD 400,000	302,205

		1,104,205

Total Foreign Government Obligations (Cost $11,845,692)		11,657,451

MORTGAGE-BACKED SECURITIES - 1.9%
ALBA PLC
Series 2015-1, Class A,
1.51% (A), 04/24/2049 (I)	GBP 534,212	672,318
Auburn Securities 4 PLC
Series 4, Class A2,
0.66% (A), 10/01/2041 (I)	513,765	634,756
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1.42% (A), 07/25/2035	$ 36,170	36,006
Bluestone Securities PLC
Series 2007-1, Class A2A,
0.55% (A), 06/09/2044 (I)	GBP 381,853	462,883
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
1.58% (A), 05/25/2035	$ 73,179	61,396
Countrywide Commercial Mortgage Trust
Series 2007-MF1, Class A,
6.21% (A), 11/12/2043 (B)	1,744,704	1,754,197
Dukinfield PLC
Series 1, Class A,
1.36% (A), 08/15/2045 (I)	GBP 310,142	389,812

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Eurosail PLC
Series 2006-4X, Class A3C,
0.51% (A), 12/10/2044 (I)	GBP 421,284	$ 517,551
Series 2007-3X, Class A2A,
0.64% (A), 06/13/2045 (I)	23,904	29,907
Series 2007-3X, Class A2C,
0.64% (A), 06/13/2045 (I)	32,353	40,478
Gemgarto PLC
Series 2015-1, Class A,
1.31% (A), 02/16/2047 (I)	86,222	108,213
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (E)	$ 1,351,999	1,356,864
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1.66% (A), 04/25/2028	752,759	725,512
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	1,600,000	1,618,747
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.04% (A), 12/15/2048	1,924,130	90,165
Morgan Stanley Capital I Trust
Series 2007-HQ13, Class A3,
5.57%, 12/15/2044	1,026,200	1,036,527
MortgageIT Trust
Series 2005-2, Class 1A1,
1.50% (A), 05/25/2035	188,559	186,770
Southern Pacific Financing PLC
Series 2005-B, Class A,
0.53% (A), 06/10/2043 (I)	GBP 876,416	1,081,374
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
1.22% (A), 03/25/2035	$ 532,249	477,668
Uropa Securities PLC
Series 2008-1, Class A,
0.55% (A), 06/10/2059 (I)	GBP 918,228	1,097,852
Series 2008-1, Class B,
1.10% (A), 06/10/2059 (I)	176,563	198,500
Series 2008-1, Class M1,
0.70% (A), 06/10/2059 (I)	211,685	246,371
Series 2008-1, Class M2,
0.90% (A), 06/10/2059 (I)	166,121	190,601

Total Mortgage-Backed Securities (Cost $13,573,126)		13,014,468

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.1%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	$ 200,000	270,682
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	276,992
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	423,717

		971,391

Illinois - 0.2%
City of Chicago, General Obligation Unlimited
Series B,
6.31%, 01/01/2044	700,000	625,975
7.05%, 01/01/2029	500,000	509,485

		1,135,460

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	$ 450,000	$ 412,042

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	400,000	390,112

New York - 0.0% (F)
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	200,000	208,842

Utah - 0.0% (F)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1.73% (A), 12/26/2031	66,481	66,373

West Virginia - 0.0% (F)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	235,000	223,946

Total Municipal Government Obligations (Cost $3,402,053)		3,408,166

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.8%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019 (J)	14,450,000	14,369,412
2.38%, 01/13/2022 (J)	10,800,000	10,995,264
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.45% (A), 02/25/2023	1,783,631	1,792,543
Federal Home Loan Mortgage Corp. REMIC
1.13% (A), 01/15/2038	2,365,151	2,355,463
1.31% (A), 02/15/2041 - 09/15/2045	1,736,384	1,738,862
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.79% (A), 01/15/2038	2,365,151	136,020
Federal Home Loan Mortgage Corp., Interest Only STRIPS
4.98% (A), 09/15/2043	2,085,022	430,622
Federal National Mortgage Association
1.88%, 09/18/2018	6,800,000	6,866,198
3.50%, 06/01/2045	449,124	459,674
3.50%, TBA (C)	5,700,000	5,817,145
3.70%, 09/01/2034	960,569	987,839
4.50%, 04/01/2028 - 10/01/2041	762,386	819,010
Federal National Mortgage Association REMIC
1.55% (A), 06/25/2041	1,477,473	1,490,392
1.73% (A), 05/25/2040	1,244,729	1,257,516
1.83% (A), 11/25/2039	3,896,935	3,973,026

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Financing Corp., Principal Only STRIPS
05/11/2018	$ 600,000	$ 591,556
Government National Mortgage Association
1.58% (A), 05/20/2066 - 06/20/2066	4,464,881	4,470,548

Total U.S. Government Agency Obligations (Cost $58,172,167)		58,551,090

U.S. GOVERNMENT OBLIGATIONS - 18.2%
U.S. Treasury - 17.3%
U.S. Treasury Bond
2.25%, 08/15/2046 (J)	3,635,000	3,076,402
2.50%, 05/15/2046 (J)	600,000	537,352
2.75%, 08/15/2042 (J)	28,800,000	27,456,739
2.88%, 08/15/2045 - 11/15/2046 (J)	5,498,000	5,333,906
3.00%, 11/15/2045	70,000	69,568
3.13%, 08/15/2044 (J)	5,600,000	5,708,937
3.38%, 05/15/2044 (J)	500,000	533,574
U.S. Treasury Note
1.38%, 05/31/2021 (J) (K)	740,000	726,819
1.63%, 02/15/2026 (J) (K)	1,080,000	1,015,411
1.75%, 01/31/2023 (K)	400,000	392,578
2.00%, 12/31/2021 (J) (K)	4,600,000	4,617,609
2.00%, 02/15/2025 - 11/15/2026 (J)	12,690,000	12,288,528
2.25%, 02/15/2027 (J)	54,800,000	54,100,039

		115,857,462

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046 (J)	5,738,264	5,825,480

Total U.S. Government Obligations (Cost $121,197,762)		121,682,942

COMMERCIAL PAPER - 0.8%
Capital Markets - 0.0% (F)
Credit Suisse AG
1.51% (L), 07/03/2017	100,000	99,620

Consumer Finance - 0.2%
Ford Motor Credit Co.
1.70% (L), 10/05/2017	1,700,000	1,685,430

Electric Utilities - 0.2%
Southern Co.
1.14% (L), 04/18/2017	1,100,000	1,099,418

Food Products - 0.1%
Mondelez International, Inc.
1.10% (L), 05/22/2017	400,000	399,388

Multi-Utilities - 0.1%
NiSource Finance Corp.
1.24% (L), 04/20/2017	400,000	399,743

Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co.
1.12% (L), 04/03/2017	1,500,000	1,499,908

Total Commercial Paper (Cost $5,183,507)		5,183,507

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
Japan - 2.3%
Japan Treasury Discount Bill
0.00% (L) (M), 04/10/2017	JPY 1,720,000,000	$ 15,449,858

Total Short-Term Foreign Government Obligations (Cost $14,887,722)		15,449,858

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.3%
Federal Home Loan Bank Discount Notes
0.53% (L), 04/13/2017	$ 1,469,000	1,468,718
0.56% (L), 05/22/2017	717,000	716,287

Total Short-Term U.S. Government Agency Obligations (Cost $2,185,187)		2,185,005

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill
0.46% (L), 04/20/2017 (N)	282,000	281,903
0.48% (L), 04/27/2017 (N) (O)	154,000	153,925
0.49% (L), 04/27/2017 (N) (O)	4,085,000	4,083,011
0.74% (L), 04/20/2017 (N)	619,000	618,787
0.78% (L), 04/27/2017 (N) (O)	345,000	344,832

Total Short-Term U.S. Government Obligations (Cost $5,483,034)		5,482,458

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.5%
Put - S&P 500®
Exercise Price $1,925
Expiration Date 12/15/2017	1,486	3,090,880

Total Exchange-Traded Options Purchased (Cost $8,666,412)		3,090,880

	Notional Amount	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (F) (P)
Put - EUR vs. USD
Exercise Price EUR 1
Expiration Date 04/19/2017, JPM	EUR 1,500,000	1,237

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $1,812)		1,237

OVER-THE-COUNTER INTEREST RATE-CAPPED OPTIONS PURCHASED - 0.0% (F) (P)
Call - CMS 2-Year to 10-Year Spread Floor (D)
Exercise Rate 0.15%
Expiration Date 11/28/2017, CITI	$ 89,700,000	7,329

Total Over-the-Counter Interest Rate-Capped Options Purchased (Cost $76,245)		7,329

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.2% (P)
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)
Exercise Rate 2.30%
Expiration Date 10/21/2019, GSB	$ 8,600,000	$ 1,289,702
Put - Receives Floating Rate Index 6-Month EUR-EURIBOR (D)
Exercise Rate 1.08%
Expiration Date 09/06/2017, GSB	EUR 9,400,000	293,462

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $915,768)		1,583,164

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (L)	4,180,130	4,180,130

Total Securities Lending Collateral (Cost $4,180,130)		4,180,130

	Principal	Value
REPURCHASE AGREEMENTS - 34.1%
Merrill Lynch Pierce Fenner & Smith 0.83% (L), dated 03/28/2017, to be repurchased at $54,117,462 on 04/11/2017. Collatarized by a U.S. Government Obligation, 3.38%, due 05/15/2044, and with a value of $55,969,257. (D)	$ 54,100,000	54,100,000
Merrill Lynch Pierce Fenner & Smith 0.95% (L), dated 03/31/2017, to be repurchased at $50,003,958 on 04/03/2017. Collatarized by a U.S. Government Obligation, 3.75%, due 11/15/2043, and with a value of $51,778,212.	50,000,000	50,000,000
RBC Capital Markets LLC 1.00% (L), dated 03/31/2017, to be repurchased at $108,809,067 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.38%, due 05/31/2021 and with a value of $111,098,734.	108,800,000	108,800,000
State Street Bank & Trust Co. 0.09% (L), dated 03/31/2017, to be repurchased at $14,835,612 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $15,133,161.	14,835,501	14,835,501

Total Repurchase Agreements (Cost $227,735,501)		227,735,501

Total Investments (Cost $749,891,561) (Q)		745,694,316
Net Other Assets (Liabilities) - (11.5)%		(77,054,545)

Net Assets - 100.0%		$ 668,639,771

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (11.8)%

Bank of Nova Scotia 0.82% (L), dated 01/19/2017, to be repurchased at $(5,659,328) on 04/19/2017. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2042, and with a value of $(5,551,009).

	$ (5,647,750)	$ (5,647,750)
Bank of Nova Scotia 0.85% (L), dated 01/03/2017, to be repurchased at $(8,781,621) on 04/03/2017. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2042, and with a value of $(8,805,049).	(8,763,000)	(8,763,000)
Bank of Nova Scotia 0.95% (L), dated 04/03/2017, to be repurchased at $(6,520,908) on 05/03/2017. Collateralized by a U.S. Government Obligation, 2.00%, due 11/15/2026, and with a value of $(6,473,352).	(6,515,750)	(6,515,750)
Bank of Nova Scotia 0.98% (L), dated 03/31/2017, to be repurchased at $(2,076,658) on 04/05/2017. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and with a value of $(2,079,336).	(2,076,375)	(2,076,375)
JPMorgan Securities LLC 0.60% (L), dated 03/15/2017, to be repurchased at $(1,898,544) on 04/17/2017. Collateralized by a U.S. Government Obligation, 2.88%, due 11/15/2046, and with a value of $(1,962,699).	(1,897,500)	(1,897,500)
JPMorgan Securities LLC 0.61% (L), dated 03/15/2017, to be repurchased at $(2,001,680) on 04/05/2017. Collateralized by a U.S. Government Obligation, 2.88%, due 11/15/2046, and with a value of $(2,058,871).	(2,000,968)	(2,000,968)
Merrill Lynch Pierce Fenner & Smith 0.70% (L), dated 03/21/2017, to be repurchased at $(45,502,133) on 04/04/2017. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and Cash with a total value of $(46,393,406).	(45,489,750)	(45,489,750)
Merrill Lynch Pierce Fenner & Smith 0.75% (L), dated 03/28/2017, to be repurchased at $(5,360,282) on 04/04/2017. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and Cash with a total value of $(5,411,864).	(5,359,500)	(5,359,500)
Merrill Lynch Pierce Fenner & Smith 1.10% (L), dated 03/27/2017, to be repurchased at $(878,813) on 04/03/2017. Collateralized by a U.S. Government Obligation, 2.00%, due 11/15/2026, and Cash with a total value of $(886,367).	(878,625)	(878,625)

Total Reverse Repurchase Agreements (Cost $78,629,218)		$ (78,629,218)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Put - 10-Year U.S. Treasury Note Futures	USD	123.00	04/21/2017	87	$(17,569)	$(6,797)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (P)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - EUR vs. USD	JPM	EUR	1.08	04/19/2017	EUR	1,500,000	$(12,836)	$(6,500)
Put - EUR vs. USD	JPM	EUR	1.08	04/19/2017	EUR	1,500,000	(12,836)	(15,639)

Total							$(25,672)	$(22,139)

OVER-THE-COUNTER INTEREST RATE-CAPPED OPTIONS WRITTEN: (P)

Description	Counterparty	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - CMS 2-Year to 10-Year Spread Floor	CITI	0.04%	USISDA02 - USISDA30	11/28/2017	USD	179,400,000	$(77,142)	$(12,978)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (P)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.00%	10/21/2019	USD	43,000,000	$(817,000)	$(1,589,744)
Put - 10-Year	JPM	3-Month USD-LIBOR	Pay	2.94	09/06/2017	USD	11,500,000	(98,038)	(538,005)

Total								$(915,038)	$(2,127,749)

CENTRALLY CLEARED SWAP AGREEMENTS: (R)

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Expiration Date	Notional Amount (T)		Fair Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 27	5.00%	12/20/2021	USD	5,841,000	$469,118	$357,317	$111,801
North America Investment Grade Index - Series 26	1.00	06/20/2021	USD	9,900,000	204,686	107,917	96,769
North America Investment Grade Index - Series 27	1.00	12/20/2021	USD	69,800,000	1,315,814	1,017,438	298,376
North America Investment Grade Index - Series 28	1.00	06/20/2022	USD	2,500,000	42,053	39,889	2,164

Total					$2,031,671	$1,522,561	$509,110

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	12/16/2046	CAD	5,300,000	$569,733	$639,295	$(69,562)
3-Month USD-LIBOR	Pay	1.50	06/21/2027	USD	36,500,000	3,145,951	3,694,284	(548,333)
3-Month USD-LIBOR	Pay	1.75	12/21/2026	USD	5,600,000	296,869	327,477	(30,608)
3-Month USD-LIBOR	Receive	2.25	12/16/2022	USD	700,000	8,662	(4,376)	13,038
6-Month EUR-EURIBOR	Receive	2.04	02/03/2037	EUR	5,100,000	50,927	—	50,927
6-Month GBP-LIBOR	Pay	1.50	09/20/2027	GBP	7,300,000	(231,429)	(113,287)	(118,142)
6-Month GBP-LIBOR	Pay	2.04	02/01/2037	GBP	4,600,000	(149,320)	1,374	(150,694)

Total						$3,691,393	$4,544,767	$(853,374)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS: (P)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Expiration Date	Implied Credit Spread at March 31, 2017 (V)	Notional Amount (T)	Fair Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russia Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	0.93%	USD 200,000	$519	$(18,847)	$19,366

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Expiration Date	Notional Amount (T)	Fair Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	10/17/2057	USD 3,200,000	$(43,233)	$(144,095)	$100,862
North America CMBS Basket Index - Series AAA9	GSI	0.50	09/17/2058	USD 1,700,000	(36,419)	(105,636)	69,217

Total					$(79,652)	$(249,731)	$170,079

Total Return Swap Agreements (W)

Reference Entity	Counterparty	Rate	Pay/Receive	Expiration Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Pay	05/24/2017	11,809	$1,841,142	$—	$1,841,142
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Pay	06/07/2017	688	60,434	—	60,434
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Pay	08/24/2017	536	72,800	—	72,800
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Pay	08/24/2017	192	25,174	—	25,174

Total						$1,999,550	$—	$1,999,550

FUTURES CONTRACTS: (X)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	218	04/13/2017	$32,478	$—
90-Day Eurodollar	Long	541	06/19/2017	14,785	—
90-Day Eurodollar	Short	(330)	06/17/2019	—	(81,571)
90-Day Eurodollar	Short	(323)	12/16/2019	—	(68,358)
5-Year U.S. Treasury Note	Long	43	06/30/2017	9,837	—
10-Year U.S. Treasury Note	Long	45	06/21/2017	18,223	—
Euro OAT	Short	(40)	06/08/2017	—	(24,957)
German Euro Bund	Short	(33)	06/08/2017	—	(26,177)
Russell 2000® Mini Index	Long	486	06/16/2017	476,829	—
S&P 500® E-Mini	Long	2,540	06/16/2017	—	(1,131,885)
U.S. Treasury Bond	Long	50	06/21/2017	35,545	—

Total				$587,697	$(1,332,948)

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (P)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/03/2017	DKK	10,810,460	USD	1,577,939	$—	$(27,530)
BNP	01/02/2018	USD	252,843	DKK	1,734,000	331	—
BNP	04/03/2018	USD	1,921,511	DKK	12,931,460	27,188	—
BOA	04/03/2017	DKK	3,527,987	USD	514,959	—	(8,984)
BOA	04/03/2017	USD	8,234,737	DKK	54,076,000	479,290	—
BOA	04/17/2017	MXN	30,202,000	USD	1,570,349	38,554	—
BOA	07/03/2017	USD	759,464	DKK	5,207,987	9,024	—
BOA	04/03/2018	USD	282,741	DKK	1,949,500	—	(2,840)
CITI	04/04/2017	EUR	1,869,000	USD	2,030,129	—	(35,939)
CITI	04/10/2017	USD	14,817,739	JPY	1,720,000,000	—	(637,297)
CITI	10/02/2017	DKK	2,844,000	USD	414,318	—	(2,506)
GSB	04/03/2017	USD	243,747	DKK	1,681,050	2,655	—
GSB	04/04/2017	GBP	6,456,000	USD	8,022,102	67,362	—
GSB	04/04/2017	USD	198,894	CAD	265,000	—	(388)
GSB	04/04/2017	USD	899,951	EUR	853,000	—	(10,185)
GSB	04/04/2017	USD	6,396,104	GBP	5,150,000	—	(56,922)
GSB	05/02/2017	USD	8,027,569	GBP	6,456,000	—	(67,225)
GSB	07/03/2017	DKK	1,681,050	USD	244,898	—	(2,668)
GSB	01/02/2018	USD	599,070	DKK	4,123,900	—	(1,470)
GSB	04/03/2018	USD	2,232,284	DKK	15,319,040	—	(11,794)
HSBC	04/03/2017	USD	1,716,806	DKK	11,890,000	11,572	—
HSBC	04/04/2017	USD	3,066,325	GBP	2,481,000	—	(42,405)
HSBC	04/17/2017	MXN	67,051,000	USD	3,266,633	305,267	—
HSBC	04/17/2017	USD	3,299,744	MXN	66,068,000	—	(219,790)
HSBC	10/02/2017	USD	5,389,629	DKK	35,312,000	276,447	—
HSBC	10/03/2017	USD	936,138	DKK	6,142,000	46,720	—
HSBC	01/02/2018	USD	1,017,747	DKK	7,061,050	—	(10,512)
JPM	04/03/2017	USD	1,556,855	DKK	10,225,000	90,411	—
JPM	04/04/2017	BRL	34,586,000	USD	11,081,181	19,664	(64,304)
JPM	04/04/2017	USD	10,101,199	BRL	34,586,000	—	(935,343)
JPM	05/15/2017	USD	304,341	CAD	400,000	3,365	—
JPM	07/03/2017	USD	1,190,620	DKK	7,811,000	65,102	—
JPM	10/02/2017	USD	335,653	DKK	2,190,000	18,540	—
JPM	10/01/2018	USD	514,181	DKK	3,490,000	—	(3,210)
SCB	04/04/2017	GBP	289,000	USD	350,760	11,361	—

Total						$1,472,853	$(2,141,312)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (Y)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$35,060,720	$—	$35,060,720
Certificates of Deposit	—	6,400,000	—	6,400,000
Corporate Debt Securities	—	231,020,410	—	231,020,410
Foreign Government Obligations	—	11,657,451	—	11,657,451
Mortgage-Backed Securities	—	13,014,468	—	13,014,468
Municipal Government Obligations	—	3,408,166	—	3,408,166
U.S. Government Agency Obligations	—	58,551,090	—	58,551,090
U.S. Government Obligations	—	121,682,942	—	121,682,942
Commercial Paper	—	5,183,507	—	5,183,507
Short-Term Foreign Government Obligations	—	15,449,858	—	15,449,858
Short-Term U.S. Government Agency Obligations	—	2,185,005	—	2,185,005
Short-Term U.S. Government Obligations	—	5,482,458	—	5,482,458
Exchange-Traded Options Purchased	3,090,880	—	—	3,090,880
Over-the-Counter Foreign Exchange Options Purchased	—	1,237	—	1,237
Over-the-Counter Interest Rate-Capped Options Purchased	—	7,329	—	7,329
Over-the-Counter Interest Rate Swaptions Purchased	—	1,583,164	—	1,583,164
Securities Lending Collateral	4,180,130	—	—	4,180,130
Repurchase Agreements	—	227,735,501	—	227,735,501

Total Investments	$7,271,010	$738,423,306	$—	$745,694,316

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$2,031,671	$—	$2,031,671
Centrally Cleared Interest Rate Swap Agreements	—	4,072,142	—	4,072,142
Over-the-Counter Credit Default Swap Agreements	—	519	—	519
Over-the-Counter Total Return Swap Agreements	—	1,999,550	—	1,999,550
Futures Contracts (Z)	587,697	—	—	587,697
Forward Foreign Currency Contracts (Z)	—	1,472,853	—	1,472,853

Total Other Financial Instruments	$587,697	$9,576,735	$—	$10,164,432

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(78,629,218)	$—	$(78,629,218)
Exchange-Traded Options Written	(6,797)	—	—	(6,797)
Over-the-Counter Foreign Exchange Options Written	—	(22,139)	—	(22,139)
Over-the-Counter Interest Rate Swaptions Written	—	(2,140,727)	—	(2,140,727)
Centrally Cleared Interest Rate Swap Agreements	—	(380,749)	—	(380,749)
Over-the-Counter Credit Default Swap Agreements	—	(79,652)	—	(79,652)
Futures Contracts (Z)	(1,332,948)	—	—	(1,332,948)
Forward Foreign Currency Contracts (Z)	—	(2,141,312)	—	(2,141,312)

Total Other Financial Instruments	$(1,339,745)	$(83,393,797)	$—	$(84,733,542)

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $88,544,143, representing 13.2% of the Portfolio’s net assets.

(C)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after March 31, 2017.
(D)

Illiquid securities and derivatives. At March 31, 2017, total value of illiquid securities is $60,927,202, representing 9.1% of the Portfolio’s net assets, and total value of illiquid derivatives is $1,590,493, representing 0.2% of the Portfolio’s net assets.

(E)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, total value of securities is $2,156,864, representing 0.3% of the Portfolio’s net assets.

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)

All or a portion of the securities are on loan. The total value of all securities on loan is $4,091,904. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(H)	Perpetual maturity. The date displayed is the next call date.
(I)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, the total value of Regulation S securities is $8,179,878, representing 1.2% of the Portfolio’s net assets.

(J)	Securities are subject to sale-buyback transactions.
(K)

All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $3,048,565.

(L)	Rates disclosed reflect the yields at March 31, 2017.
(M)	Percentage rounds to less than 0.01% or (0.01)%.
(N)

All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts is $2,170,071.

(O)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $3,010,533.

(P)	Cash in the amount of $3,150,000 has been segregated by the broker as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts.
(Q)

Aggregate cost for federal income tax purposes is $749,891,561. Aggregate gross unrealized appreciation and depreciation for all securities is $5,542,983 and $9,740,228, respectively. Net unrealized depreciation for tax purposes is $4,197,245.

(R)	Cash in the amount of $1,198,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(S)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(T)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(U)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(V)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(W)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(X)	Cash in the amount of $12,077,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(Y)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(Z)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USISDA02	USD ICE Swap Rate 2-Year Index
USISDA30	USD ICE Swap Rate 30-Year Index

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.7%
Ares Enhanced Loan Investment Strategy IR, Ltd.
Series 2013-IRAR, Class A1BR,
2.44% (A), 07/23/2025 (B)	$ 900,000	$ 900,066
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
2.26% (A), 04/25/2026 (B) (C) (D)	400,000	400,000
Babson CLO, Ltd.
Series 2014-IIA, Class AR,
2.11% (A), 10/17/2026 (B) (C) (D)	300,000	301,350
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
2.18% (A), 01/25/2045	346,384	289,808
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3A, Class A1AR,
2.19% (A), 07/27/2026 (B)	900,000	900,276
Series 2014-5A, Class A1R,
2.47% (A), 10/16/2025 (B) (D)	400,000	399,800
Colony Starwood Homes Trust
Series 2016-1A, Class A,
2.44% (A), 07/17/2033 (B)	598,311	606,550
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
2.30% (A), 01/16/2026 (B) (C) (D)	1,200,000	1,202,148
Dryden XXV Senior Loan Fund
Series 2012-25A, Class AR,
2.22% (A), 01/15/2025 (B)	1,000,000	1,000,256
FFMLT Trust
Series 2005-FF2, Class M4,
1.87% (A), 03/25/2035	300,000	283,919
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
2.28% (A), 01/20/2026 (B) (C)	1,000,000	999,500
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	1,200,000	1,183,570
JMP Credit Advisors CLO III, Ltd.
Series 2014-1A, Class AR,
2.26% (A), 10/17/2025 (B)	500,000	502,250
KVK CLO, Ltd.
Series 2013-2A, Class AR,
2.17% (A), 01/15/2026 (B)	400,000	400,599
LCM XII, LP
Series 12A, Class AR,
2.28% (A), 10/19/2022 (B)	539,112	539,130
Mariner CLO LLC
Series 2016-3A, Class A,
2.63% (A), 07/23/2026 (B)	500,000	500,202
MP CLO V, Ltd.
Series 2014-1A, Class AR,
2.22% (A), 07/18/2026 (B)	600,000	599,927
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1.68% (A), 12/26/2031 (B)	42,893	42,753
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR,
2.08% (A), 07/20/2026 (B)	500,000	500,000
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
2.25% (A), 10/20/2026 (B)	300,000	301,350

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XII, Ltd.
Series 2012-1AR, Class AR,
1.57% (A), 05/05/2023 (B)	$ 102,355	$ 102,355
OZLM Funding V, Ltd.
Series 2013-5A, Class A1R,
2.67% (A), 01/17/2026 (B)	400,000	400,084
Palmer Square Loan Funding, Ltd.
Series 2016-2A, Class A1,
2.39% (A), 06/21/2024 (B)	179,069	179,331
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1.93% (A), 11/25/2065 (B)	458,649	459,519
Progress Residential Trust
Series 2016-SFR1, Class A,
2.44% (A), 09/17/2033 (B)	597,849	605,490
Santander Drive Auto Receivables Trust
Series 2016-2, Class A2A,
1.38%, 07/15/2019	146,597	146,565
Series 2016-2, Class A2B,
1.56% (A), 07/15/2019	146,597	146,768
SHACKLETON CLO, Ltd.
Series 2013-4A, Class AR,
2.28% (A), 01/13/2025 (B) (C) (D)	400,000	399,800
SLC Private Student Loan Trust
Series 2006-A, Class A5,
1.19% (A), 07/15/2036	20,689	20,689
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4,
1.31% (A), 03/15/2024	2,266	2,262
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
2.36% (A), 02/17/2032 (B)	1,000,000	1,029,339
Series 2016-C, Class A1,
1.46% (A), 11/15/2023 (B)	319,359	319,772
TICP CLO, Ltd.
Series 2014-3A, Class AR,
2.16% (A), 01/20/2027 (B) (C) (E)	500,000	500,000
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A2A,
1.02%, 10/15/2018	294,966	294,790
Series 2016-B, Class A2B,
1.16% (A), 10/15/2018	221,224	221,354
Venture XVI CLO, Ltd.
Series 2014-16A, Class A1R,
2.67% (A), 04/15/2026 (B) (C) (D)	400,000	399,800
Vericrest Opportunity Loan Trust
Series 2016-NPL3, Class A1,
4.25% (A), 03/26/2046 (B)	649,992	653,093
Westlake Automobile Receivables Trust
Series 2016-3A, Class A2A,
1.81%, 10/15/2019 (B)	500,000	499,540

Total Asset-Backed Securities (Cost $18,141,681)		18,234,005

CERTIFICATES OF DEPOSIT - 1.1%
Banks - 0.7%
Barclays Bank PLC
1.80% (A), 11/06/2017	900,000	900,000
Natixis SA
1.85% (A), 09/25/2017	1,200,000	1,200,000
Sumitomo Mitsui Trust Bank, Ltd.
1.72% (A), 10/06/2017	200,000	200,000

		2,300,000

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CERTIFICATES OF DEPOSIT (continued)
Capital Markets - 0.4%
Credit Suisse AG
1.92% (A), 09/12/2017	$ 1,100,000	$ 1,100,000

Total Certificates of Deposit (Cost $3,400,000)		3,400,000

CORPORATE DEBT SECURITIES - 35.6%
Air Freight & Logistics - 0.0% (F)
United Parcel Service, Inc.
2.45%, 10/01/2022 (G)	100,000	100,240

Airlines - 1.2%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	624,569	630,815
American Airlines Pass-Through Trust
3.00%, 04/15/2030	400,000	383,000
3.25%, 04/15/2030	100,000	96,625
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	42,360	44,001
5.50%, 04/29/2022	36,277	38,046
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	1,700,000	1,679,770
United Airlines Pass-Through Trust
2.88%, 04/07/2030	500,000	483,160
3.10%, 04/07/2030	500,000	480,940

		3,836,357

Banks - 11.9%
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	1,300,000	1,333,713
Bank of America Corp.
1.66% (A), 08/25/2017, MTN	50,000	50,088
2.63%, 10/19/2020, MTN	560,000	563,000
5.70%, 01/24/2022	2,200,000	2,469,887
6.88%, 04/25/2018, MTN	200,000	210,447
Bank of America NA
1.46% (A), 05/08/2017	250,000	250,109
1.55% (A), 06/05/2017	300,000	300,215
1.75%, 06/05/2018	300,000	300,765
Bank of Montreal
1.75%, 06/15/2022 (B)	900,000	878,273
2.55%, 11/06/2022, MTN	200,000	198,498
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.65% (A), 03/05/2018 (B)	200,000	200,423
2.30%, 03/05/2020 (B)	200,000	199,450
Barclays PLC
3.65%, 03/16/2025	500,000	486,795
4.34%, 01/10/2028	400,000	399,211
Citigroup, Inc.
1.96% (A), 12/07/2018	370,000	372,838
2.05%, 12/07/2018	830,000	831,515
2.40%, 02/18/2020	2,500,000	2,508,742
4.40%, 06/10/2025	300,000	305,675
Commonwealth Bank of Australia
1.38% (A), 09/08/2017 (B)	100,000	100,058
Cooperatieve Rabobank UA
3.75%, 07/21/2026	600,000	585,175
3.88%, 02/08/2022	1,300,000	1,368,485
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	1,400,000	1,350,350
First Republic Bank
4.38%, 08/01/2046	300,000	288,647
HSBC Holdings PLC
5.10%, 04/05/2021	240,000	260,565

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC USA, Inc.
1.64% (A), 11/13/2019	$ 100,000	$ 100,366
2.38%, 11/13/2019	180,000	180,845
2.75%, 08/07/2020	1,650,000	1,668,587
ING Bank NV
1.69% (A), 03/16/2018 (B)	200,000	200,494
JPMorgan Chase & Co.
2.75%, 06/23/2020	1,900,000	1,924,780
3.25%, 09/23/2022	200,000	203,650
3.90%, 07/15/2025	100,000	103,368
JPMorgan Chase Bank NA
6.00%, 10/01/2017	340,000	347,123
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	251,795
Mitsubishi UFJ Financial Group, Inc.
2.93% (A), 03/01/2021	1,300,000	1,344,299
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	200,710
MUFG Americas Holdings Corp.
1.61% (A), 02/09/2018	24,000	24,011
2.25%, 02/10/2020	15,000	14,987
National Australia Bank, Ltd.
1.38%, 07/12/2019	500,000	492,780
Nykredit Realkredit A/S
1.00%, 04/01/2017 - 01/01/2018	DKK 600,000	86,312
1.00%, 07/01/2017 - 04/01/2018, MTN	6,600,000	953,738
2.00%, 04/01/2017 - 04/01/2018	7,600,000	1,102,086
Realkredit Danmark A/S
1.00%, 04/01/2017 - 04/01/2018, MTN	11,000,000	1,589,693
2.00%, 04/01/2017 - 04/01/2018	12,600,000	1,811,499
Royal Bank of Scotland Group PLC
8.63% (A), 08/15/2021 (H)	$ 600,000	625,500
Santander Holdings USA, Inc.
2.50% (A), 11/24/2017	400,000	402,605
2.70%, 05/24/2019	400,000	401,893
Santander UK Group Holdings PLC
2.88%, 10/16/2020	860,000	860,896
3.13%, 01/08/2021	100,000	100,424
Santander UK PLC
2.38%, 03/16/2020	1,700,000	1,704,435
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (I)	400,000	420,800
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (H) (I)	EUR 400,000	479,847
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 860,000	865,453
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	200,000	186,447
Swedbank AB
2.20%, 03/04/2020 (B)	450,000	449,367
Toronto-Dominion Bank
1.27% (A), 05/02/2017	100,000	100,014
Wells Fargo & Co.
1.52% (A), 09/14/2018	300,000	300,581
2.55%, 12/07/2020, MTN	80,000	80,406
2.60%, 07/22/2020, MTN	1,650,000	1,666,315
3.00%, 02/19/2025, MTN	200,000	195,007
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	700,000	700,439

		37,954,476

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	1,390,000	1,414,757

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.4%
AbbVie, Inc.
2.90%, 11/06/2022	$ 350,000	$ 348,688
3.20%, 11/06/2022	1,000,000	1,011,251

		1,359,939

Building Products - 0.2%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	410,000	423,875
Masco Corp.
4.45%, 04/01/2025	20,000	20,875
Owens Corning
4.20%, 12/01/2024	20,000	20,605

		465,355

Capital Markets - 2.4%
Credit Suisse AG
1.72% (A), 04/27/2018	300,000	300,233
Credit Suisse Group AG
4.28%, 01/09/2028 (B)	400,000	398,260
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	900,000	885,405
Deutsche Bank AG
4.25%, 10/14/2021 (B)	500,000	512,437
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	60,000	60,740
3.85%, 07/08/2024, MTN	2,300,000	2,355,961
6.15%, 04/01/2018	240,000	250,027
Intercontinental Exchange, Inc.
2.75%, 12/01/2020	40,000	40,614
Lazard Group LLC
3.75%, 02/13/2025	30,000	29,822
Morgan Stanley
4.00%, 07/23/2025, MTN	60,000	61,869
5.50%, 07/24/2020, MTN	1,900,000	2,074,249
6.63%, 04/01/2018, MTN	200,000	209,336
S&P Global, Inc.
4.40%, 02/15/2026	40,000	42,452
UBS AG
1.42% (A), 08/14/2017, MTN	250,000	250,192

		7,471,597

Commercial Services & Supplies - 0.3%
ADT Corp.
4.13%, 06/15/2023	40,000	38,200
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	15,000	14,342
Republic Services, Inc.
2.90%, 07/01/2026	400,000	386,440
3.55%, 06/01/2022	500,000	518,598

		957,580

Consumer Finance - 1.4%
American Express Credit Corp.
1.53% (A), 08/15/2019, MTN	100,000	100,305
1.81% (A), 11/05/2018, MTN	50,000	50,368
Daimler Finance North America LLC
1.48% (A), 03/02/2018 (B)	170,000	170,284
1.50%, 07/05/2019 (B)	200,000	197,175
Ford Motor Credit Co. LLC
1.63% (A), 09/08/2017	200,000	200,135
General Motors Financial Co., Inc.
3.20%, 07/13/2020	150,000	152,583
3.70%, 11/24/2020	830,000	854,571

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Synchrony Financial
2.60%, 01/15/2019	$ 830,000	$ 836,482
2.70%, 02/03/2020	15,000	15,060
4.50%, 07/23/2025	860,000	882,567
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	200,000	198,403
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	700,000	697,936

		4,355,869

Diversified Consumer Services - 0.6%
Nationwide Building Society
3.90%, 07/21/2025 (B)	1,900,000	1,971,600

Diversified Financial Services - 1.1%
BRFkredit A/S
1.00%, 10/01/2018, MTN	DKK 1,100,000	160,916
2.00%, 10/01/2017 - 01/01/2018	2,700,000	393,489
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	$ 496,000	498,146
4.42%, 11/15/2035	200,000	211,191
Helios Leasing I LLC
1.56%, 09/28/2024	129,589	125,269
Nordea Kredit Realkreditaktieselskab
1.00%, 10/01/2017, MTN	DKK 800,000	115,536
2.00%, 04/01/2017 - 04/01/2018	6,200,000	899,628
Protective Life Global Funding
1.66% (A), 06/08/2018 (B)	$ 200,000	200,102
2.70%, 11/25/2020 (B)	830,000	836,019
Tagua Leasing LLC
1.58%, 11/16/2024	133,773	129,591

		3,569,887

Diversified Telecommunication Services - 1.3%
AT&T, Inc.
2.08% (A), 06/30/2020	40,000	40,467
3.40%, 05/15/2025	580,000	560,237
3.80%, 03/15/2022	500,000	517,183
5.25%, 03/01/2037	600,000	611,672
Verizon Communications, Inc.
1.51% (A), 06/09/2017	100,000	100,043
4.15%, 03/15/2024	700,000	725,416
4.52%, 09/15/2048	848,000	768,262
5.15%, 09/15/2023	700,000	770,419

		4,093,699

Electric Utilities - 2.0%
Appalachian Power Co.
3.40%, 06/01/2025	650,000	657,153
Duke Energy Corp.
1.38% (A), 04/03/2017	100,000	100,000
3.75%, 04/15/2024	100,000	102,855
3.95%, 10/15/2023 (G)	300,000	314,093
4.80%, 12/15/2045	830,000	876,426
Electricite de France SA
3.63%, 10/13/2025 (B) (G)	800,000	804,927
Entergy Corp.
4.00%, 07/15/2022	40,000	41,898
Entergy Louisiana LLC
3.30%, 12/01/2022	100,000	101,657
Entergy Mississippi, Inc.
2.85%, 06/01/2028	1,100,000	1,046,277
Exelon Corp.
3.40%, 04/15/2026	800,000	786,821

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
FirstEnergy Corp.
2.75%, 03/15/2018	$ 100,000	$ 100,365
Great Plains Energy, Inc.
3.90%, 04/01/2027	300,000	302,920
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B) (D)	200,000	196,320
Pacific Gas & Electric Co.
3.50%, 06/15/2025	20,000	20,441
Southwestern Electric Power Co.
6.20%, 03/15/2040	600,000	746,227

		6,198,380

Electrical Equipment - 0.1%
Eaton Corp.
2.75%, 11/02/2022	250,000	248,258
Schneider Electric SE
2.95%, 09/27/2022 (B)	150,000	150,165

		398,423

Electronic Equipment, Instruments & Components - 0.0% (F)
Flex, Ltd.
4.75%, 06/15/2025	20,000	21,002

Energy Equipment & Services - 0.3%
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	850,000	934,223

Equity Real Estate Investment Trusts - 2.4%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	99,965
4.30%, 01/15/2026	1,090,000	1,118,415
4.50%, 07/30/2029	200,000	206,343
American Tower Corp.
3.38%, 10/15/2026	600,000	572,063
4.00%, 06/01/2025	300,000	303,538
4.40%, 02/15/2026	670,000	693,098
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	600,000	602,683
Crown Castle International Corp.
4.45%, 02/15/2026	200,000	208,058
5.25%, 01/15/2023	900,000	982,114
Digital Realty Trust, LP
3.95%, 07/01/2022	860,000	895,662
Federal Realty Investment Trust
3.63%, 08/01/2046	150,000	131,411
Kilroy Realty, LP
4.38%, 10/01/2025	590,000	615,996
Mid-America Apartments, LP
4.00%, 11/15/2025	580,000	595,108
Prologis, LP
3.75%, 11/01/2025	20,000	20,438
Unibail-Rodamco SE
1.79% (A), 04/16/2019, MTN (I)	200,000	199,076
WP Carey, Inc.
4.60%, 04/01/2024	400,000	413,977

		7,657,945

Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.
1.75%, 05/30/2018	300,000	300,365
Whole Foods Market, Inc.
5.20%, 12/03/2025	410,000	435,732

		736,097

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	$ 20,000	$ 20,435
4.38%, 06/01/2046	200,000	187,681

		208,116

Gas Utilities - 0.1%
National Fuel Gas Co.
5.20%, 07/15/2025	50,000	53,319
ONE Gas, Inc.
2.07%, 02/01/2019	300,000	301,095

		354,414

Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp.
3.38%, 05/15/2022	650,000	662,276
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,620,000	1,631,457
3.15%, 04/01/2022	30,000	30,110
3.55%, 04/01/2025	30,000	29,664

		2,353,507

Health Care Providers & Services - 0.2%
Aetna, Inc.
3.50%, 11/15/2024	20,000	20,424
Humana, Inc.
4.80%, 03/15/2047	200,000	209,078
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	15,000	14,833
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	367,457

		611,792

Independent Power & Renewable Electricity Producers - 0.0% (F)
Exelon Generation Co. LLC
6.25%, 10/01/2039	100,000	103,700

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	140,000	141,048
4.50%, 03/11/2044	100,000	107,580

		248,628

Insurance - 1.6%
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	40,000	40,478
First American Financial Corp.
4.60%, 11/15/2024	20,000	20,202
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	820,000	822,854
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	20,000	20,574
MetLife, Inc.
4.05%, 03/01/2045	20,000	19,394
5.25% (A), 06/15/2020 (H)	40,000	41,263
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	149,103
2.30%, 04/10/2019 (B)	100,000	100,585
2.50%, 12/03/2020 (B)	950,000	952,173
New York Life Global Funding
1.41% (A), 04/06/2018 (B)	400,000	401,544
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	830,000	833,597
Principal Life Global Funding II
1.55% (A), 12/01/2017 (B)	370,000	371,186
2.20%, 04/08/2020 (B)	600,000	599,112
3.00%, 04/18/2026 (B)	300,000	292,093

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 (B)	$ 300,000	$ 300,568
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	110,000	110,330
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	94,762
XLIT, Ltd.
4.45%, 03/31/2025	20,000	20,239

		5,190,057

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	199,195

IT Services - 0.3%
Fidelity National Information Services, Inc.
4.50%, 10/15/2022	860,000	917,533

Life Sciences Tools & Services - 0.0% (F)
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	40,000	40,141
3.30%, 02/15/2022	40,000	40,786

		80,927

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B) (G)	300,000	293,431

Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022	1,800,000	1,898,156
Comcast Corp.
4.40%, 08/15/2035	20,000	20,730
4.75%, 03/01/2044	600,000	633,001
Sky PLC
3.13%, 11/26/2022 (B)	80,000	79,626

		2,631,513

Multi-Utilities - 0.5%
DTE Electric Co.
3.70%, 06/01/2046	1,000,000	961,651
E.ON International Finance BV
6.65%, 04/30/2038 (B) (D)	300,000	365,311
Sempra Energy
2.88%, 10/01/2022	150,000	149,416

		1,476,378

Oil, Gas & Consumable Fuels - 1.7%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B) (D)	300,000	304,003
BP Capital Markets PLC
1.46% (A), 02/13/2018	93,000	93,221
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (I)	400,000	441,760
Energy Transfer Partners, LP
4.05%, 03/15/2025	200,000	197,756
4.75%, 01/15/2026	40,000	41,204
Enterprise Products Operating LLC
3.70%, 02/15/2026	870,000	870,235
Kinder Morgan, Inc.
5.05%, 02/15/2046	300,000	291,216

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos
6.00%, 03/05/2020	$ 200,000	$ 214,600
Rosneft Finance SA
7.88%, 03/13/2018, MTN (I)	200,000	209,744
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,000,000	1,089,801
Shell International Finance BV
4.00%, 05/10/2046	400,000	382,887
Statoil ASA
2.45%, 01/17/2023	250,000	245,820
3.25%, 11/10/2024	800,000	807,189
TransCanada Trust
5.30% (A), 03/15/2077	200,000	197,625
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	20,000	19,694

		5,406,755

Pharmaceuticals - 0.9%
Actavis Funding SCS
3.85%, 06/15/2024	1,160,000	1,183,025
Actavis, Inc.
1.88%, 10/01/2017	400,000	400,376
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,445
4.00%, 06/23/2025	20,000	20,378
Johnson & Johnson
3.63%, 03/03/2037	500,000	495,837
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	400,000	388,129
3.20%, 09/23/2026	300,000	285,667

		2,793,857

Road & Rail - 0.5%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	1,100,000	1,096,899
Canadian National Railway Co.
2.25%, 11/15/2022	100,000	97,838
GATX Corp.
3.25%, 09/15/2026 (G)	250,000	238,110
Norfolk Southern Corp.
4.45%, 06/15/2045	20,000	20,805

		1,453,652

Software - 0.3%
Adobe Systems, Inc.
3.25%, 02/01/2025	15,000	15,154
Autodesk, Inc.
4.38%, 06/15/2025	40,000	41,219
Microsoft Corp.
4.10%, 02/06/2037	500,000	516,025
Oracle Corp.
2.95%, 05/15/2025	290,000	286,249

		858,647

Specialty Retail - 0.5%
AutoNation, Inc.
4.50%, 10/01/2025	20,000	20,666
Lowe’s Cos., Inc.
3.70%, 04/15/2046	1,500,000	1,393,975
QVC, Inc.
4.45%, 02/15/2025	100,000	97,114
4.85%, 04/01/2024	100,000	100,600

		1,612,355

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
1.33% (A), 05/06/2019	$ 100,000	$ 100,498
3.35%, 02/09/2027	300,000	303,589
4.65%, 02/23/2046	200,000	214,600
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
8.10%, 07/15/2036 (B)	600,000	753,513
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017	300,000	300,876

		1,673,076

Tobacco - 0.3%
BAT International Finance PLC
3.50%, 06/15/2022 (B)	20,000	20,400
Imperial Brands Finance PLC
4.25%, 07/21/2025 (B)	860,000	889,859
Reynolds American, Inc.
4.00%, 06/12/2022	20,000	20,992

		931,251

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	20,000	19,601
3.90%, 03/22/2023 (B)	200,000	206,862

		226,463

Water Utilities - 0.0% (F)
American Water Capital Corp.
3.40%, 03/01/2025	20,000	20,518

Wireless Telecommunication Services - 0.0% (F)
T-Mobile USA, Inc.
6.00%, 03/01/2023	36,000	38,441
6.38%, 03/01/2025	36,000	38,790

		77,231

Total Corporate Debt Securities (Cost $113,023,131)		113,220,422

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
Brazil - 0.1%
Brazil Government International Bond
5.63%, 02/21/2047 (G)	300,000	291,000

Canada - 0.6%
Province of Ontario
1.65%, 09/27/2019	1,200,000	1,195,632
Province of Quebec
2.50%, 04/20/2026	900,000	879,622

		2,075,254

Japan - 1.0%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	1,800,000	1,733,057
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	1,500,000	1,461,181

		3,194,238

Kuwait - 0.2%
Kuwait International Government Bond
3.50%, 03/20/2027 (B) (D)	500,000	505,625

Republic of Korea - 0.1%
Export-Import Bank of Korea
1.75% (A), 05/26/2019	200,000	200,500

Total Foreign Government Obligations (Cost $6,366,748)		6,266,617

	Principal	Value
MORTGAGE-BACKED SECURITIES - 1.8%
ALBA PLC
Series 2015-1, Class A,
1.51% (A), 04/24/2049 (I)	GBP 305,264	$ 384,182
Auburn Securities 4 PLC
Series 4, Class A2,
0.66% (A), 10/01/2041 (I)	287,708	355,463
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
3.25% (A), 05/25/2034	$ 22,986	23,051
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1.42% (A), 07/25/2035	27,731	27,604
Bluestone Securities PLC
Series 2007-1, Class A2A,
0.55% (A), 06/09/2044 (I)	GBP 254,569	308,589
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7,
5.50%, 05/25/2034	$ 217,017	220,141
Countrywide Commercial Mortgage Trust
Series 2007-MF1, Class A,
6.21% (A), 11/12/2043 (B)	532,282	535,179
Eurosail PLC
Series 2006-4X, Class A3C,
0.51% (A), 12/10/2044 (I)	GBP 210,642	258,776
Series 2007-3A, Class A2B,
0.64% (A), 06/13/2045 (B)	18,515	23,164
Series 2007-3X, Class A2A,
0.64% (A), 06/13/2045 (I)	13,791	17,254
Gemgarto PLC
Series 2015-1, Class A,
1.31% (A), 02/16/2047 (I)	43,111	54,107
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (E)	$ 675,999	678,432
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1.66% (A), 04/25/2028	405,332	390,660
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	900,000	910,545
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.04% (A), 12/15/2048	1,770,200	82,951
MortgageIT Trust
Series 2005-2, Class 1A1,
1.50% (A), 05/25/2035	99,826	98,878
Southern Pacific Financing PLC
Series 2005-B, Class A,
0.53% (A), 06/10/2043 (I)	GBP 260,918	321,936
Uropa Securities PLC
Series 2008-1, Class A,
0.55% (A), 06/10/2059 (I)	525,243	627,992
Series 2008-1, Class B,
1.10% (A), 06/10/2059 (I)	101,571	114,191
Series 2008-1, Class M1,
0.70% (A), 06/10/2059 (I)	121,505	141,414
Series 2008-1, Class M2,
0.90% (A), 06/10/2059 (I)	94,926	108,915

Total Mortgage-Backed Securities (Cost $5,929,998)		5,683,424

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.3%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	$ 200,000	$ 270,682
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	276,992
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	423,717

		971,391

Illinois - 0.1%
City of Chicago, General Obligation Unlimited
Series B,
6.31%, 01/01/2044	275,000	245,919
7.05%, 01/01/2029	300,000	305,691

		551,610

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	200,000	183,130

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	250,000	243,820

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	200,000	208,842

Utah - 0.0% (F)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1.73% (A), 12/26/2031	44,321	44,248

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	200,000	190,592

Total Municipal Government Obligations (Cost $2,375,077)		2,393,633

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.6%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,350,000	7,309,009
2.38%, 01/13/2022	7,500,000	7,635,600
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.45% (A), 02/25/2023	535,089	537,763

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC
1.13% (A), 01/15/2038	$ 1,304,911	$ 1,299,566
1.31% (A), 02/15/2041 - 09/15/2045	534,915	535,633
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.79% (A), 01/15/2038	1,304,911	75,045
Federal Home Loan Mortgage Corp., Interest Only STRIPS
4.98% (A), 09/15/2043	1,265,906	261,449
Federal National Mortgage Association
1.88%, 09/18/2018	2,200,000	2,221,417
3.50%, 06/01/2045	359,299	367,739
3.50%, TBA (C)	3,500,000	3,565,215
3.70%, 09/01/2034	480,284	493,920
4.50%, TBA (C)	1,000,000	1,070,614
Federal National Mortgage Association REMIC
1.55% (A), 06/25/2041	424,225	427,934
1.73% (A), 05/25/2040	399,073	403,173
1.83% (A), 11/25/2039	1,183,997	1,207,116
Financing Corp., Principal Only STRIPS
05/11/2018	600,000	591,556
Government National Mortgage Association
1.58% (A), 05/20/2066 - 06/20/2066	2,480,630	2,483,780

Total U.S. Government Agency Obligations (Cost $30,115,851)		30,486,529

U.S. GOVERNMENT OBLIGATIONS - 21.6%
U.S. Treasury - 20.6%
U.S. Treasury Bond
2.25%, 08/15/2046 (J)	2,170,000	1,836,532
2.50%, 02/15/2046 (J)	220,000	197,175
2.50%, 05/15/2046	400,000	358,234
2.75%, 08/15/2042 (J) (K)	10,600,000	10,105,605
2.88%, 08/15/2045 (J) (K)	2,200,000	2,133,571
2.88%, 11/15/2046 (J)	3,500,000	3,395,956
3.13%, 08/15/2044 (J)	7,230,000	7,370,645
U.S. Treasury Note
2.00%, 12/31/2021 (J) (K)	2,200,000	2,208,422
2.00%, 11/15/2026 (J)	6,475,000	6,254,954
2.25%, 02/15/2027 (J)	32,200,000	31,788,709

		65,649,803

U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046	3,074,070	3,120,793

Total U.S. Government Obligations (Cost $69,707,585)		68,770,596

COMMERCIAL PAPER - 0.6%
Consumer Finance - 0.1%
Ford Motor Credit Co.
1.70% (L), 10/05/2017	500,000	495,715

Electric Utilities - 0.2%
Southern Co.
1.14% (L), 04/18/2017	500,000	499,736

Multi-Utilities - 0.1%
NiSource Finance Corp.
1.24% (L), 04/20/2017	250,000	249,839

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co.
1.12% (L), 04/03/2017	$ 500,000	$ 499,969

Total Commercial Paper (Cost $1,745,259)		1,745,259

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 2.7%
Japan - 2.7%
Japan Treasury Discount Bill
0.00% (L) (M), 04/10/2017	JPY 950,000,000	8,533,352

Total Short-Term Foreign Government Obligations (Cost $8,222,868)		8,533,352

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.5%
U.S. Treasury Bill
0.46% (L), 04/20/2017 (N)	$ 282,000	281,903
0.48% (L), 04/27/2017 (N)	363,000	362,823
0.49% (L), 04/27/2017 (N)	960,000	959,533

Total Short-Term U.S. Government Obligations (Cost $1,604,475)		1,604,259

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.3%
Put - S&P 500®
Exercise Price $1,900
Expiration Date 12/15/2017	529	1,006,158

Total Exchange-Traded Options Purchased (Cost $2,857,680)		1,006,158

	Notional Amount	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (F) (O)
Put - EUR vs. USD
Exercise Price EUR 1
Expiration Date 04/19/2017, JPM	EUR 900,000	742

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $1,087)		742

OVER-THE-COUNTER INTEREST RATE-CAPPED OPTIONS PURCHASED - 0.0% (F) (O)
Call - CMS 2-Year to 10-Year Spread Floor (D)
Exercise Rate 0.15%
Expiration Date 11/28/2017, CITI	$ 54,000,000	4,412

Total Over-the-Counter Interest Rate-Capped Options Purchased (Cost $45,900)		4,412

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.3% (O)
Put - Receives Floating Rate Index 3- Month USD-LIBOR (D)
Exercise Rate 2.30%
Expiration Date 10/21/2019, GSB	$ 5,100,000	$ 764,824
Put - Receives Floating Rate Index 6- Month EUR-EURIBOR (D)
Exercise Rate 1.08%
Expiration Date 09/06/2017, GSB	EUR 5,800,000	181,072

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $545,442)		945,896

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (L)	1,944,765	1,944,765

Total Securities Lending Collateral (Cost $1,944,765)		1,944,765

	Principal	Value
REPURCHASE AGREEMENTS - 25.0%
Deutsche Bank AG 0.96% (L), dated 03/31/2017, to be repurchased at $100,008 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.75%, due 07/15/2019, and with a value of $102,807.	$ 100,000	100,000
RBC Capital Markets LLC 1.00% (L), dated 03/31/2017, to be repurchased at $57,004,750 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.38%, due 05/31/2021, and with a value of $58,204,726.	57,000,000	57,000,000
State Street Bank & Trust Co. 0.09% (L), dated 03/31/2017, to be repurchased at $5,015,337 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $5,116,395.	5,015,299	5,015,299
TD Securities LLC 0.97% (L), dated 03/31/2017, to be repurchased at $17,401,407 on 04/03/2017. Collateralized by a U.S. Government Obligation, 2.50% due 02/15/2046, and with a value of $17,901,497.	17,400,000	17,400,000

Total Repurchase Agreements (Cost $79,515,299)		79,515,299

Total Investments (Cost $345,542,846) (P)		343,755,368
Net Other Assets (Liabilities) - (8.2)%		(25,944,238)

Net Assets - 100.0%		$ 317,811,130

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (6.7)%

JPMorgan Securities LLC 0.65% (L), dated 03/28/2017, to be repurchased at $(3,461,062) 04/04/2017. Collateralized by a U.S. Government Obligation, 2.88%, due 11/15/2046 and with a value of $(3,434,723).

	$ (3,460,625)	$ (3,460,625)
Merrill Lynch Pierce Fenner & Smith 0.70% (L), dated 03/21/2017, to be repurchased at $(16,215,663) on 04/04/2017. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027 and with a value of $(16,337,639).	(16,211,250)	(16,211,250)
Merrill Lynch Pierce Fenner & Smith 0.75% (L), dated 03/28/2017, to be repurchased at $(1,687,496) on 04/04/2017. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027 and with a value of $(1,683,272).	(1,687,250)	(1,687,250)

Total Reverse Repurchase Agreements (Cost $21,359,125)		$ (21,359,125)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums (Received)	Value
Put - 10-Year U.S. Treasury Note Futures	USD 123.00	04/21/2017	54	$(10,905)	$(4,219)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (O)

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premiums (Received)	Value
Call - EUR vs. USD	JPM	EUR 1.08	04/19/2017	EUR 900,000	$(7,701)	$(3,900)
Put - EUR vs. USD	JPM	EUR 1.08	04/19/2017	EUR 900,000	(7,702)	(9,383)

Total					$(15,403)	$(13,283)

OVER-THE-COUNTER INTEREST RATE-CAPPED OPTIONS WRITTEN: (O)

Description	Counterparty	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Value
Call - CMS 2-Year to 10-Year Spread Floor	CITI	0.04%	USISDA02 - USISDA30	11/28/2017	USD 108,000,000	$(46,440)	$(7,813)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (O)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Value
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.00%	10/21/2019	USD 25,500,000	$(484,500)	$(942,755)
Put - 10-Year	JPM	3-Month USD-LIBOR	Pay	2.94	09/06/2017	USD 7,200,000	(61,380)	(336,838)

Total							$(545,880)	$(1,279,593)

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (Q)

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Expiration Date	Notional Amount (S)		Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 27	5.00%	12/20/2021	USD	6,435,000	$516,825	$383,683	$133,142
North America Investment Grade Index - Series 25	1.00	12/20/2020	USD	10,700,000	218,520	57,566	160,954
North America Investment Grade Index - Series 26	1.00	06/20/2021	USD	9,600,000	198,484	105,454	93,030
North America Investment Grade Index - Series 27	1.00	12/20/2021	USD	52,700,000	993,457	741,808	251,649
North America Investment Grade Index - Series 28	1.00	06/20/2022	USD	2,200,000	36,994	35,083	1,911

Total					$1,964,280	$1,323,594	$640,686

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	12/16/2046	CAD	3,300,000	$354,739	$398,116	$(43,377)
3-Month USD-LIBOR	Pay	1.50	06/21/2027	USD	22,600,000	1,947,903	2,287,419	(339,516)
3-Month USD-LIBOR	Pay	1.75	12/21/2026	USD	1,000,000	53,012	58,478	(5,466)
3-Month USD-LIBOR	Receive	2.25	12/16/2022	USD	500,000	6,187	(3,126)	9,313
6-Month EUR-EURIBOR	Receive	2.04	02/03/2037	EUR	3,200,000	31,954	—	31,954
6-Month GBP-LIBOR	Pay	1.50	09/20/2027	GBP	4,400,000	(128,844)	(59,651)	(69,193)
6-Month GBP-LIBOR	Pay	2.04	02/01/2037	GBP	2,900,000	(94,137)	866	(95,003)

Total						$2,170,814	$2,682,102	$(511,288)

OVER-THE-COUNTER SWAP AGREEMENTS: (O)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Expiration Date	Implied Credit Spread at March 31, 2017 (U)	Notional Amount (S)	Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russia Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	0.93%	USD 200,000	$519	$(18,847)	$19,366

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Expiration Date	Notional Amount (S)		Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	10/17/2057	USD	1,700,000	$(22,968)	$(76,587)	$53,619
North America CMBS Basket Index - Series AAA9	GSI	0.50	09/17/2058	USD	900,000	(19,281)	(55,925)	36,644

Total						$(42,249)	$(132,512)	$90,263

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

Total Return Swap Agreements (V)

Reference Entity	Counterparty	Rate	Pay/Receive	Expiration Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Pay	05/24/2017	2,391	$372,936	$—	$372,936
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Pay	06/07/2017	193	16,953	—	16,953
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Pay	08/24/2017	334	45,365	—	45,365
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Pay	08/24/2017	249	33,289	—	33,289

Total						$468,543	$—	$468,543

FUTURES CONTRACTS: (W)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	140	04/13/2017	$20,857	$—
90-Day Eurodollar	Long	374	06/19/2017	12,409	—
90-Day Eurodollar	Short	(224)	06/17/2019	—	(55,468)
90-Day Eurodollar	Short	(184)	12/16/2019	—	(38,951)
5-Year U.S. Treasury Note	Long	31	06/30/2017	7,182	—
10-Year U.S. Treasury Note	Long	146	06/21/2017	59,124	—
Euro OAT	Short	(25)	06/08/2017	—	(15,321)
German Euro Bund	Short	(21)	06/08/2017	—	(16,629)
Russell 2000® Mini Index	Long	232	06/16/2017	227,261	—
S&P 500® E-Mini	Long	944	06/16/2017	—	(424,465)
U.S. Treasury Bond	Long	38	06/21/2017	27,014	—

Total				$353,847	$(550,834)

FORWARD FOREIGN CURRENCY CONTRACTS: (O)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/03/2017	DKK	3,601,310	USD	525,662	$—	$(9,171)
BNP	01/02/2018	USD	89,239	DKK	612,000	117	—
BNP	04/03/2018	USD	640,179	DKK	4,308,310	9,057	—
BOA	04/03/2017	DKK	471,219	USD	68,781	—	(1,200)
BOA	04/03/2017	USD	2,465,424	DKK	16,189,000	143,638	—
BOA	04/17/2017	MXN	18,903,000	USD	982,859	24,130	—
BOA	07/03/2017	DKK	3,510,000	USD	506,030	—	(260)
BOA	07/03/2017	USD	69,089	DKK	471,219	1,189	—
BOA	04/03/2018	USD	89,286	DKK	615,630	—	(897)
CITI	04/04/2017	EUR	1,118,000	USD	1,214,384	—	(21,498)
CITI	04/10/2017	USD	8,184,274	JPY	950,000,000	—	(351,938)
CITI	10/02/2017	DKK	818,000	USD	119,167	—	(721)
GSB	04/03/2017	DKK	3,507,990	USD	508,648	—	(5,540)
GSB	04/04/2017	GBP	3,663,000	USD	4,551,573	38,220	—
GSB	04/04/2017	USD	518,014	EUR	491,000	—	(5,874)
GSB	04/04/2017	USD	3,137,962	GBP	2,525,000	—	(25,901)
GSB	05/02/2017	USD	4,554,675	GBP	3,663,000	—	(38,142)
GSB	07/03/2017	USD	511,048	DKK	3,507,990	5,568	—
GSB	01/02/2018	USD	209,497	DKK	1,442,300	—	(536)
GSB	04/03/2018	USD	739,727	DKK	5,076,060	—	(3,863)
HSBC	04/04/2017	USD	1,732,764	GBP	1,402,000	—	(23,963)
HSBC	04/17/2017	MXN	42,013,000	USD	2,046,816	191,275	—
HSBC	04/17/2017	USD	2,067,359	MXN	41,393,000	—	(137,703)
HSBC	10/02/2017	USD	1,657,366	DKK	10,860,000	84,837	—

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (O)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	10/03/2017	USD	218,412	DKK	1,433,000	10,900	—
HSBC	01/02/2018	USD	339,250	DKK	2,353,690	—	(3,504)
JPM	04/03/2017	USD	462,869	DKK	3,040,000	26,880	—
JPM	04/04/2017	BRL	19,368,000	USD	6,205,748	10,796	(36,132)
JPM	04/04/2017	USD	5,656,625	BRL	19,368,000	—	(523,788)
JPM	07/03/2017	USD	340,221	DKK	2,232,000	18,603	—
JPM	10/02/2017	USD	95,791	DKK	625,000	5,291	—
JPM	10/01/2018	USD	166,483	DKK	1,130,000	—	(1,039)
SCB	04/03/2017	USD	490,896	DKK	3,385,000	5,428	—

Total						$575,929	$(1,191,670)

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$18,234,005	$—	$18,234,005
Certificates of Deposit	—	3,400,000	—	3,400,000
Corporate Debt Securities	—	113,220,422	—	113,220,422
Foreign Government Obligations	—	6,266,617	—	6,266,617
Mortgage-Backed Securities	—	5,683,424	—	5,683,424
Municipal Government Obligations	—	2,393,633	—	2,393,633
U.S. Government Agency Obligations	—	30,486,529	—	30,486,529
U.S. Government Obligations	—	68,770,596	—	68,770,596
Commercial Paper	—	1,745,259	—	1,745,259
Short-Term Foreign Government Obligations	—	8,533,352	—	8,533,352
Short-Term U.S. Government Obligations	—	1,604,259	—	1,604,259
Exchange-Traded Options Purchased	1,006,158	—	—	1,006,158
Over-the-Counter Foreign Exchange Options Purchased	—	742	—	742
Over-the-Counter Interest Rate-Capped Options Purchased	—	4,412	—	4,412
Over-the-Counter Interest Rate Swaptions Purchased	—	945,896	—	945,896
Securities Lending Collateral	1,944,765	—	—	1,944,765
Repurchase Agreements	—	79,515,299	—	79,515,299

Total Investments	$2,950,923	$340,804,445	$—	$343,755,368

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$1,964,280	$—	$1,964,280
Centrally Cleared Interest Rate Swap Agreements	—	2,393,795	—	2,393,795
Over-the-Counter Credit Default Swap Agreements	—	519	—	519
Over-the-Counter Total Return Swap Agreements	—	468,543	—	468,543
Futures Contracts (Y)	353,847	—	—	353,847
Forward Foreign Currency Contracts (Y)	—	575,929	—	575,929

Total Other Financial Instruments	$353,847	$5,403,066	$—	$5,756,913

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(21,359,125)	$—	$(21,359,125)
Exchange-Traded Options Written	(4,219)	—	—	(4,219)
Over-the-Counter Foreign Exchange Options Written	—	(13,283)	—	(13,283)
Over-the-Counter Interest Rate-Capped Options Written	—	(7,813)	—	(7,813)
Over-the-Counter Interest Rate Swaptions Written	—	(1,279,593)	—	(1,279,593)
Centrally Cleared Interest Rate Swap Agreements	—	(222,981)	—	(222,981)
Over-the-Counter Credit Default Swap Agreements	—	(42,249)	—	(42,249)
Futures Contracts (Y)	(550,834)	—	—	(550,834)
Forward Foreign Currency Contracts (Y)	—	(1,191,670)	—	(1,191,670)

Total Other Financial Instruments	$(555,053)	$(24,116,714)	$—	$(24,671,767)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $43,723,362, representing 13.8% of the Portfolio’s net assets.

(C)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after March 31, 2017.
(D)

Illiquid securities and derivatives. At March 31, 2017, total value of illiquid securities is $4,474,157, representing 1.4% of the Portfolio’s net assets, and total value of illiquid derivatives is $950,308, representing 0.3% of the Portfolio’s net assets.

(E)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, total value of securities is $1,178,432, representing 0.4% of the Portfolio’s net assets.

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,903,513. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	Perpetual maturity. The date displayed is the next call date.
(I)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, the total value of Regulation S securities is $4,444,046, representing 1.4% of the Portfolio’s net assets.

(J)	Securities are subject to sale-buyback transactions.
(K)

All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $2,064,421.

(L)	Rates disclosed reflect the yields at March 31, 2017.
(M)	Percentage rounds to less than 0.01% or (0.01)%.
(N)

All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts is $1,175,468.

(O)	Cash in the amount of $950,000 has been segregated by the broker as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts.
(P)

Aggregate cost for federal income tax purposes is $345,542,846. Aggregate gross unrealized appreciation and depreciation for all securities is $3,071,513 and $4,858,991, respectively. Net unrealized depreciation for tax purposes is $1,787,478.

(Q)	Cash in the amount of $1,346,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(R)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(S)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(T)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(U)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(V)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(W)	Cash in the amount of $6,212,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(X)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USISDA02	USD ICE Swap Rate 2-Year Index
USISDA30	USD ICE Swap Rate 30-Year Index

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.3%
Ares Enhanced Loan Investment Strategy IR, Ltd.
Series 2013-IRAR, Class A1BR,
2.44% (A), 07/23/2025 (B)	$ 600,000	$ 600,044
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
2.26% (A), 04/25/2026 (B) (C) (D)	250,000	250,000
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3A, Class A1AR,
2.19% (A), 07/27/2026 (B)	600,000	600,184
Series 2014-5A, Class A1R,
2.47% (A), 10/16/2025 (B) (D)	300,000	299,850
Cent CLO 21, Ltd.
Series 2014-21A, Class A1BR,
0.00% (A), 07/27/2026 (B)	600,000	599,914
Colony Starwood Homes Trust
Series 2016-1A, Class A,
2.44% (A), 07/17/2033 (B)	398,874	404,366
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
2.30% (A), 01/16/2026 (B) (C) (D)	700,000	701,253
Dryden XXV Senior Loan Fund
Series 2012-25A, Class AR,
2.22% (A), 01/15/2025 (B)	600,000	600,154
FFMLT Trust
Series 2005-FF2, Class M4,
1.87% (A), 03/25/2035	300,000	283,919
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
2.28% (A), 01/20/2026 (B) (C)	500,000	499,750
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	700,000	690,416
JMP Credit Advisors CLO III, Ltd.
Series 2014-1A, Class AR,
2.26% (A), 10/17/2025 (B)	300,000	301,350
KVK CLO, Ltd.
Series 2013-2A, Class AR,
2.17% (A), 01/15/2026 (B)	250,000	250,374
LCM XII, LP
Series 12A, Class AR,
2.28% (A), 10/19/2022 (B)	1,463,304	1,463,353
Mariner CLO LLC
Series 2016-3A, Class A,
2.63% (A), 07/23/2026 (B)	300,000	300,121
Morgan Stanley Home Equity Loan Trust
Series 2005-3, Class M2,
1.69% (A), 08/25/2035	84,333	82,544
MP CLO V, Ltd.
Series 2014-1A, Class AR,
2.22% (A), 07/18/2026 (B)	300,000	299,963
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1.68% (A), 12/26/2031 (B)	64,340	64,130
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR,
2.08% (A), 07/20/2026 (B)	300,000	300,000
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
2.25% (A), 10/20/2026 (B)	600,000	602,700
Octagon Investment Partners XII, Ltd.
Series 2012-1AR, Class AR,
1.57% (A), 05/05/2023 (B)	272,947	272,947

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OZLM Funding V, Ltd.
Series 2013-5A, Class A1R,
2.67% (A), 01/17/2026 (B)	$ 250,000	$ 250,052
Palmer Square Loan Funding, Ltd.
Series 2016-2A, Class A1,
2.39% (A), 06/21/2024 (B)	429,766	430,394
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1.93% (A), 11/25/2065 (B)	275,189	275,711
Progress Residential Trust
Series 2016-SFR1, Class A,
2.44% (A), 09/17/2033 (B)	298,924	302,745
Santander Drive Auto Receivables Trust
Series 2016-2, Class A2A,
1.38%, 07/15/2019	439,792	439,696
Series 2016-2, Class A2B,
1.56% (A), 07/15/2019	390,926	391,381
SLC Private Student Loan Trust
Series 2006-A, Class A5,
1.19% (A), 07/15/2036	41,379	41,379
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4,
1.31% (A), 03/15/2024	2,266	2,262
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
2.36% (A), 02/17/2032 (B)	600,000	617,604
Series 2016-C, Class A1,
1.46% (A), 11/15/2023 (B)	878,238	879,374
THL Credit Wind River CLO, Ltd.
Series 2014-1A, Class AR,
2.29% (A), 04/18/2026 (B)	300,000	299,973
TICP CLO, Ltd.
Series 2014-3A, Class AR,
2.16%, 01/20/2027 (B) (C) (E)	300,000	300,000
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A2A,
1.02%, 10/15/2018	884,898	884,370
Series 2016-B, Class A2B,
1.16% (A), 10/15/2018	516,190	516,492
Venture XVI CLO, Ltd.
Series 2014-16A, Class A1R,
2.67% (A), 04/15/2026 (B) (C) (D)	250,000	249,875
Vericrest Opportunity Loan Trust
Series 2016-NPL3, Class A1,
4.25% (A), 03/26/2046 (B)	361,107	362,830
Westlake Automobile Receivables Trust
Series 2016-3A, Class A2A,
1.81%, 10/15/2019 (B)	1,300,000	1,298,804

Total Asset-Backed Securities (Cost $16,917,721)		17,010,274

CERTIFICATES OF DEPOSIT - 0.7%
Banks - 0.3%
Barclays Bank PLC
1.80% (A), 11/06/2017	500,000	500,000
Natixis SA
1.85% (A), 09/25/2017	700,000	700,000
Sumitomo Mitsui Trust Bank, Ltd.
1.72% (A), 10/06/2017	100,000	100,000

		1,300,000

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CERTIFICATES OF DEPOSIT (continued)
Capital Markets - 0.4%
Credit Suisse AG
1.92% (A), 09/12/2017	$ 1,400,000	$ 1,400,000

Total Certificates of Deposit (Cost $2,700,000)		2,700,000

CORPORATE DEBT SECURITIES - 26.1%
Airlines - 0.6%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	390,356	394,259
American Airlines Pass-Through Trust
3.00%, 04/15/2030	200,000	191,500
3.25%, 04/15/2030	100,000	96,625
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	1,100,000	1,086,910
United Airlines Pass-Through Trust
2.88%, 04/07/2030	300,000	289,896
3.10%, 04/07/2030	300,000	288,564

		2,347,754

Auto Components - 0.1%
Delphi Corp.
4.15%, 03/15/2024	240,000	250,614

Banks - 10.8%
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	800,000	820,746
Bank of America Corp.
1.66% (A), 08/25/2017, MTN	150,000	150,264
2.63%, 10/19/2020, MTN	290,000	291,554
5.70%, 01/24/2022	1,400,000	1,571,746
6.88%, 04/25/2018, MTN	80,000	84,179
Bank of America NA
1.46% (A), 05/08/2017	250,000	250,109
1.55% (A), 06/05/2017	750,000	750,537
1.75%, 06/05/2018	750,000	751,913
Bank of Montreal
1.75%, 06/15/2022 (B)	500,000	487,929
2.55%, 11/06/2022, MTN	80,000	79,399
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.65% (A), 03/05/2018 (B)	500,000	501,057
Barclays PLC
3.65%, 03/16/2025	300,000	292,077
4.34%, 01/10/2028	200,000	199,605
Citigroup, Inc.
1.96% (A), 12/07/2018	980,000	987,517
2.05%, 12/07/2018	510,000	510,931
2.40%, 02/18/2020	1,400,000	1,404,896
4.40%, 06/10/2025	750,000	764,188
Commonwealth Bank of Australia
1.38% (A), 09/08/2017 (B)	400,000	400,233
Cooperatieve Rabobank UA
3.75%, 07/21/2026	400,000	390,116
3.88%, 02/08/2022	700,000	736,877
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	800,000	771,629
First Republic Bank
4.38%, 08/01/2046	300,000	288,647
HSBC Holdings PLC
5.10%, 04/05/2021	80,000	86,855
HSBC USA, Inc.
1.64% (A), 11/13/2019	240,000	240,878
2.38%, 11/13/2019	120,000	120,563
2.75%, 08/07/2020	500,000	505,632

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
ING Bank NV
1.69% (A), 03/16/2018 (B)	$ 500,000	$ 501,234
JPMorgan Chase & Co.
2.75%, 06/23/2020	1,400,000	1,418,259
3.25%, 09/23/2022	100,000	101,825
3.90%, 07/15/2025	50,000	51,684
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	251,795
Mitsubishi UFJ Financial Group, Inc.
2.93% (A), 03/01/2021	800,000	827,261
MUFG Americas Holdings Corp.
1.61% (A), 02/09/2018	62,000	62,030
2.25%, 02/10/2020	9,000	8,992
National Australia Bank, Ltd.
1.38%, 07/12/2019	1,300,000	1,281,228
Nykredit Realkredit A/S
1.00%, 04/01/2017 - 01/01/2018	DKK 2,100,000	302,697
1.00%, 07/01/2017 - 04/01/2018, MTN	17,300,000	2,499,693
2.00%, 04/01/2017 - 04/01/2018	19,800,000	2,870,967
Realkredit Danmark A/S
1.00%, 04/01/2017 - 04/01/2018, MTN	28,000,000	4,045,642
2.00%, 04/01/2017 - 04/01/2018	33,000,000	4,743,284
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	$ 300,000	295,668
8.63% (A), 08/15/2021 (F)	300,000	312,750
Santander Holdings USA, Inc.
2.50% (A), 11/24/2017	1,200,000	1,207,814
2.70%, 05/24/2019	1,200,000	1,205,678
Santander UK Group Holdings PLC
2.88%, 10/16/2020	490,000	490,511
3.13%, 01/08/2021	60,000	60,255
Santander UK PLC
2.38%, 03/16/2020	1,000,000	1,002,609
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (G)	200,000	210,400
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (F) (G)	EUR 200,000	239,923
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 500,000	503,170
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026 (H)	100,000	93,223
Swedbank AB
2.20%, 03/04/2020 (B)	280,000	279,606
Toronto-Dominion Bank
1.27% (A), 05/02/2017	300,000	300,041
Wells Fargo & Co.
1.52% (A), 09/14/2018	700,000	701,357
2.55%, 12/07/2020, MTN	50,000	50,254
2.60%, 07/22/2020, MTN	975,000	984,641
3.00%, 02/19/2025, MTN	100,000	97,504
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	1,900,000	1,901,191

		42,343,263

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	850,000	865,139

Biotechnology - 0.2%
AbbVie, Inc.
2.90%, 11/06/2022	710,000	707,338
3.20%, 11/06/2022	100,000	101,125

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Amgen, Inc.
4.50%, 03/15/2020	$ 200,000	$ 213,126

		1,021,589

Building Products - 0.1%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	250,000	258,460
Masco Corp.
4.45%, 04/01/2025	10,000	10,437
Owens Corning
4.20%, 12/01/2024	10,000	10,303

		279,200

Capital Markets - 1.3%
Credit Suisse AG
1.72% (A), 04/27/2018	760,000	760,591
Credit Suisse Group AG
4.28%, 01/09/2028 (B)	600,000	597,391
Deutsche Bank AG
4.25%, 10/14/2021 (B)	300,000	307,462
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	40,000	40,493
3.85%, 07/08/2024, MTN	1,400,000	1,434,064
6.15%, 04/01/2018	80,000	83,342
Intercontinental Exchange, Inc.
2.75%, 12/01/2020	30,000	30,460
Lazard Group LLC
3.75%, 02/13/2025	19,000	18,887
Morgan Stanley
4.00%, 07/23/2025, MTN	40,000	41,246
5.50%, 07/24/2020, MTN	1,200,000	1,310,052
6.63%, 04/01/2018, MTN	100,000	104,668
S&P Global, Inc.
4.40%, 02/15/2026	30,000	31,839
UBS AG
1.42% (A), 08/14/2017, MTN (H)	250,000	250,192

		5,010,687

Commercial Services & Supplies - 0.2%
ADT Corp.
4.13%, 06/15/2023	20,000	19,100
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	9,000	8,605
Republic Services, Inc.
2.90%, 07/01/2026	300,000	289,830
3.55%, 06/01/2022	300,000	311,159

		628,694

Consumer Finance - 1.5%
American Express Credit Corp.
1.53% (A), 08/15/2019, MTN	400,000	401,221
1.81% (A), 11/05/2018, MTN	120,000	120,882
Daimler Finance North America LLC
1.48% (A), 03/02/2018 (B)	440,000	440,734
1.50%, 07/05/2019 (B)	700,000	690,113
Ford Motor Credit Co. LLC
1.63% (A), 09/08/2017	300,000	300,203
General Motors Financial Co., Inc.
3.20%, 07/13/2020	87,000	88,498
3.70%, 11/24/2020	510,000	525,098
Synchrony Financial
2.60%, 01/15/2019	510,000	513,983
2.70%, 02/03/2020	9,000	9,036
4.50%, 07/23/2025	500,000	513,120

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	$ 600,000	$ 595,210
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	1,800,000	1,794,692

		5,992,790

Diversified Consumer Services - 0.1%
Nationwide Building Society
3.90%, 07/21/2025 (B)	300,000	311,305

Diversified Financial Services - 1.3%
BRFkredit A/S
1.00%, 10/01/2018, MTN	DKK 2,800,000	409,604
2.00%, 10/01/2017 - 01/01/2018	7,700,000	1,121,558
Helios Leasing I LLC
1.56%, 09/28/2024	$ 64,795	62,634
Nordea Kredit Realkreditaktieselskab
1.00%, 10/01/2017, MTN	DKK 2,100,000	303,282
2.00%, 04/01/2017 - 01/01/2018	15,300,000	2,218,464
Protective Life Global Funding
1.66% (A), 06/08/2018 (B)	$ 600,000	600,307
2.70%, 11/25/2020 (B)	510,000	513,699
Tagua Leasing LLC
1.58%, 11/16/2024	66,887	64,796

		5,294,344

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
2.08% (A), 06/30/2020	100,000	101,168
3.40%, 05/15/2025	720,000	695,467
5.25%, 03/01/2037	300,000	305,836
Orange SA
4.13%, 09/14/2021	230,000	242,543
Verizon Communications, Inc.
1.51% (A), 06/09/2017	300,000	300,130
4.52%, 09/15/2048	300,000	271,791
4.67%, 03/15/2055	475,000	424,175
5.15%, 09/15/2023	700,000	770,419

		3,111,529

Electric Utilities - 1.1%
Appalachian Power Co.
3.40%, 06/01/2025	370,000	374,072
Duke Energy Corp.
1.38% (A), 04/03/2017	100,000	100,000
3.75%, 04/15/2024	100,000	102,854
3.95%, 10/15/2023 (H)	200,000	209,395
4.80%, 12/15/2045	510,000	538,527
Electricite de France SA
3.63%, 10/13/2025 (B) (H)	500,000	503,079
Entergy Corp.
4.00%, 07/15/2022	20,000	20,949
Entergy Mississippi, Inc.
2.85%, 06/01/2028	700,000	665,813
Exelon Corp.
3.40%, 04/15/2026	400,000	393,410
FirstEnergy Corp.
2.75%, 03/15/2018	50,000	50,183
Great Plains Energy, Inc.
3.90%, 04/01/2027	200,000	201,947
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B) (D)	100,000	98,160
Pacific Gas & Electric Co.
2.45%, 08/15/2022	500,000	492,349
3.50%, 06/15/2025	10,000	10,221

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southwestern Electric Power Co.
6.20%, 03/15/2040	$ 400,000	$ 497,485

		4,258,444

Electrical Equipment - 0.1%
Eaton Corp.
2.75%, 11/02/2022	125,000	124,129
Schneider Electric SE
2.95%, 09/27/2022 (B)	75,000	75,082

		199,211

Electronic Equipment, Instruments & Components - 0.0% (I)
Flex, Ltd.
4.75%, 06/15/2025	10,000	10,501

Energy Equipment & Services - 0.1%
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	255,000	280,267

Equity Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	99,965
4.30%, 01/15/2026	550,000	564,338
4.50%, 07/30/2029	200,000	206,343
American Tower Corp.
3.38%, 10/15/2026	400,000	381,376
4.00%, 06/01/2025	760,000	768,962
4.40%, 02/15/2026	400,000	413,790
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	360,000	361,610
Crown Castle International Corp.
4.45%, 02/15/2026	120,000	124,835
5.25%, 01/15/2023	600,000	654,743
Digital Realty Trust, LP
3.95%, 07/01/2022	500,000	520,733
Federal Realty Investment Trust
3.63%, 08/01/2046	100,000	87,607
iStar, Inc.
4.00%, 11/01/2017	100,000	100,250
Kilroy Realty, LP
4.38%, 10/01/2025	350,000	365,421
Mid-America Apartments, LP
4.00%, 11/15/2025	350,000	359,117
Prologis, LP
3.75%, 11/01/2025	10,000	10,219
Unibail-Rodamco SE
1.79% (A), 04/16/2019, MTN (G)	500,000	497,689
WP Carey, Inc.
4.60%, 04/01/2024	300,000	310,483

		5,827,481

Food & Staples Retailing - 0.3%
Walgreens Boots Alliance, Inc.
1.75%, 05/30/2018	700,000	700,852
Whole Foods Market, Inc.
5.20%, 12/03/2025	410,000	435,732

		1,136,584

Food Products - 0.0% (I)
Kraft Heinz Foods Co.
3.50%, 07/15/2022	10,000	10,218
4.38%, 06/01/2046	150,000	140,760

		150,978

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.2%
National Fuel Gas Co.
5.20%, 07/15/2025	$ 30,000	$ 31,991
ONE Gas, Inc.
2.07%, 02/01/2019	700,000	702,556

		734,547

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
3.38%, 05/15/2022	370,000	376,988
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	510,000	513,607
3.15%, 04/01/2022	20,000	20,073
3.55%, 04/01/2025	20,000	19,776

		930,444

Health Care Providers & Services - 0.1%
Aetna, Inc.
3.50%, 11/15/2024	10,000	10,212
Humana, Inc.
4.80%, 03/15/2047	100,000	104,539
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	9,000	8,900
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	183,728

		307,379

Independent Power & Renewable Electricity Producers - 0.0% (I)
Exelon Generation Co. LLC
6.25%, 10/01/2039	100,000	103,700

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	200,000	201,497
4.50%, 03/11/2044	100,000	107,580

		309,077

Insurance - 1.1%
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	20,000	20,239
First American Financial Corp.
4.60%, 11/15/2024	10,000	10,101
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	510,000	511,775
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	10,000	10,287
MetLife, Inc.
4.05%, 03/01/2045	10,000	9,697
5.25% (A), 06/15/2020 (F)	20,000	20,632
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	149,103
2.30%, 04/10/2019 (B)	300,000	301,754
New York Life Global Funding
1.41% (A), 04/06/2018 (B)	900,000	903,473
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	510,000	512,210
Principal Life Global Funding II
1.55% (A), 12/01/2017 (B)	980,000	983,141
2.20%, 04/08/2020 (B)	300,000	299,556
3.00%, 04/18/2026 (B) (H)	200,000	194,728
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	60,000	60,180
2.50%, 04/24/2019 (B)	100,000	100,662

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Travelers Cos., Inc.
3.75%, 05/15/2046	$ 100,000	$ 94,762
XLIT, Ltd.
4.45%, 03/31/2025	10,000	10,120

		4,192,420

Internet & Direct Marketing Retail - 0.0% (I)
Amazon.com, Inc.
2.50%, 11/29/2022	100,000	99,598

IT Services - 0.1%
Fidelity National Information Services, Inc.
4.50%, 10/15/2022	490,000	522,781

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	30,000	30,105
3.15%, 01/15/2023	490,000	490,954
3.30%, 02/15/2022	20,000	20,393

		541,452

Marine - 0.0% (I)
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B) (H)	200,000	195,621

Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022	600,000	632,719
Comcast Corp.
4.40%, 08/15/2035	10,000	10,365
4.75%, 03/01/2044	800,000	844,001
Sky PLC
3.13%, 11/26/2022 (B)	40,000	39,813

		1,526,898

Multi-Utilities - 0.2%
DTE Electric Co.
3.70%, 06/01/2046	600,000	576,991
E.ON International Finance BV
6.65%, 04/30/2038 (B) (D)	240,000	292,248
Sempra Energy
2.88%, 10/01/2022	75,000	74,708

		943,947

Oil, Gas & Consumable Fuels - 0.9%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B) (D)	200,000	202,668
BP Capital Markets PLC
1.46% (A), 02/13/2018	244,000	244,579
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (G)	200,000	220,880
Energy Transfer Partners, LP
4.05%, 03/15/2025	100,000	98,878
4.75%, 01/15/2026	400,000	412,044
Enterprise Products Operating LLC
3.70%, 02/15/2026	520,000	520,140
Kinder Morgan, Inc.
5.05%, 02/15/2046	200,000	194,144
Petroleos Mexicanos
6.00%, 03/05/2020	100,000	107,300
Rosneft Finance SA
7.88%, 03/13/2018, MTN (G)	100,000	104,872
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	600,000	653,881

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV
4.00%, 05/10/2046	$ 200,000	$ 191,444
Statoil ASA
2.45%, 01/17/2023	125,000	122,910
3.25%, 11/10/2024 (H)	500,000	504,494
TransCanada Trust
5.30% (A), 03/15/2077	100,000	98,813
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	10,000	9,847

		3,686,894

Paper & Forest Products - 0.1%
Georgia-Pacific LLC
5.40%, 11/01/2020 (B)	220,000	241,734

Pharmaceuticals - 0.7%
Actavis Funding SCS
3.85%, 06/15/2024	700,000	713,894
Actavis, Inc.
1.88%, 10/01/2017	1,300,000	1,301,222
Baxalta, Inc.
3.60%, 06/23/2022	10,000	10,222
4.00%, 06/23/2025	10,000	10,189
EMD Finance LLC
2.40%, 03/19/2020 (B)	250,000	249,892
Johnson & Johnson
3.63%, 03/03/2037	300,000	297,502
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	200,000	194,065
3.20%, 09/23/2026	200,000	190,445

		2,967,431

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	600,000	598,308
GATX Corp.
3.25%, 09/15/2026 (H)	150,000	142,866
Norfolk Southern Corp.
4.45%, 06/15/2045	10,000	10,403

		751,577

Software - 0.3%
Adobe Systems, Inc.
3.25%, 02/01/2025	9,000	9,092
Autodesk, Inc.
4.38%, 06/15/2025	20,000	20,610
Microsoft Corp.
4.10%, 02/06/2037	300,000	309,615
Oracle Corp.
2.95%, 05/15/2025	760,000	750,171

		1,089,488

Specialty Retail - 0.3%
AutoNation, Inc.
4.50%, 10/01/2025	10,000	10,333
Lowe’s Cos., Inc.
3.70%, 04/15/2046	900,000	836,385
QVC, Inc.
4.45%, 02/15/2025	100,000	97,114
4.85%, 04/01/2024	100,000	100,600

		1,044,432

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
1.33% (A), 05/06/2019	300,000	301,495

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
3.35%, 02/09/2027	$ 200,000	$ 202,393
4.65%, 02/23/2046	100,000	107,300
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
8.10%, 07/15/2036 (B)	400,000	502,342
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017	900,000	902,626

		2,016,156

Tobacco - 0.2%
BAT International Finance PLC
3.50%, 06/15/2022 (B)	10,000	10,200
Imperial Brands Finance PLC
4.25%, 07/21/2025 (B)	500,000	517,360
Reynolds American, Inc.
4.00%, 06/12/2022	10,000	10,496
4.85%, 09/15/2023	100,000	108,504

		646,560

Transportation Infrastructure - 0.0% (I)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	10,000	9,800
3.90%, 03/22/2023 (B)	100,000	103,431

		113,231

Water Utilities - 0.1%
American Water Capital Corp.
3.40%, 03/01/2025	260,000	266,735

Wireless Telecommunication Services - 0.0% (I)
T-Mobile USA, Inc.
6.00%, 03/01/2023 (H)	22,000	23,492
6.38%, 03/01/2025	22,000	23,705

		47,197

Total Corporate Debt Securities (Cost $103,011,089)		102,599,673

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Brazil - 0.1%
Brazil Government International Bond
5.63%, 02/21/2047 (H)	200,000	194,000

Canada - 0.3%
Province of Ontario
1.65%, 09/27/2019	600,000	597,816
Province of Quebec
2.50%, 04/20/2026	600,000	586,415

		1,184,231

Japan - 0.7%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	2,000,000	1,946,417
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	900,000	876,709

		2,823,126

Kuwait - 0.1%
Kuwait International Government Bond
3.50%, 03/20/2027 (B) (D)	300,000	303,375

Republic of Korea - 0.2%
Export-Import Bank of Korea
1.75% (A), 05/26/2019	600,000	601,500
1.93%, 02/24/2020 (B)	CAD 300,000	226,654

		828,154

Total Foreign Government Obligations (Cost $5,407,532)		5,332,886

	Principal	Value
MORTGAGE-BACKED SECURITIES - 1.4%
ALBA PLC
Series 2015-1, Class A,
1.51% (A), 04/24/2049 (G)	GBP 152,632	$ 192,091
Auburn Securities 4 PLC
Series 4, Class A2,
0.66% (A), 10/01/2041 (G)	164,405	203,122
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1.42% (A), 07/25/2035	$ 26,525	26,404
Bluestone Securities PLC
Series 2007-1, Class A2A,
0.55% (A), 06/09/2044 (G)	GBP 127,284	154,294
Countrywide Commercial Mortgage Trust
Series 2007-MF1, Class A,
6.21% (A), 11/12/2043 (B)	$ 1,389,849	1,397,411
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
3.36% (A), 11/25/2034	83,200	85,575
Eurosail PLC
Series 2006-4X, Class A3C,
0.51% (A), 12/10/2044 (G)	GBP 126,385	155,265
Series 2007-3A, Class A2B,
0.64% (A), 06/13/2045 (B)	11,693	14,630
Series 2007-3X, Class A2A,
0.64% (A), 06/13/2045 (G)	8,274	10,353
Gemgarto PLC
Series 2015-1, Class A,
1.31% (A), 02/16/2047 (G)	43,111	54,107
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (E)	$ 386,285	387,675
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	231,473	238,876
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1.66% (A), 04/25/2028	260,570	251,139
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	500,000	505,858
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.04% (A), 12/15/2048	769,652	36,066
Morgan Stanley Capital I Trust
Series 2007-HQ13, Class A3,
5.57%, 12/15/2044	321,441	324,676
MortgageIT Trust
Series 2005-2, Class 1A1,
1.50% (A), 05/25/2035	66,550	65,919
Southern Pacific Financing PLC
Series 2005-B, Class A,
0.53% (A), 06/10/2043 (G)	GBP 689,091	850,241

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Uropa Securities PLC
Series 2008-1, Class A,
0.55% (A), 06/10/2059 (G)	GBP 310,026	$ 370,674
Series 2008-1, Class B,
1.10% (A), 06/10/2059 (G)	59,803	67,234
Series 2008-1, Class M1,
0.70% (A), 06/10/2059 (G)	71,195	82,860
Series 2008-1, Class M2,
0.90% (A), 06/10/2059 (G)	56,006	64,260
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5,
2.88% (A), 04/25/2035	$ 57,604	57,011

Total Mortgage-Backed Securities (Cost $5,825,875)		5,595,741

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.1%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	100,000	135,341
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	100,000	138,496
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	150,000	211,858

		485,695

Illinois - 0.1%
City of Chicago, General Obligation Unlimited
Series B,
6.31%, 01/01/2044	210,000	187,793
7.05%, 01/01/2029	200,000	203,794

		391,587

Maryland - 0.0% (I)
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	100,000	91,565

Michigan - 0.0% (I)
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	100,000	97,528

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	100,000	104,421

Utah - 0.0% (I)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1.73% (A), 12/26/2031	66,481	66,373

West Virginia - 0.0% (I)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	100,000	95,296

Total Municipal Government Obligations (Cost $1,321,528)		1,332,465

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.2%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019 (J)	$ 7,525,000	$ 7,483,033
2.38%, 01/13/2022	4,500,000	4,581,360
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.45% (A), 02/25/2023	1,426,904	1,434,035
Federal Home Loan Mortgage Corp. REMIC
1.13% (A), 01/15/2038	815,569	812,229
1.31% (A), 02/15/2041 - 09/15/2045	1,412,684	1,414,764
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.79% (A), 01/15/2038	815,569	46,903
Federal Home Loan Mortgage Corp., Interest Only STRIPS
4.98% (A), 09/15/2043	744,651	153,794
Federal National Mortgage Association
1.88%, 09/18/2018	1,300,000	1,312,656
3.50%, 06/01/2045	359,299	367,739
3.50%, TBA (C)	1,800,000	1,833,539
3.70%, 09/01/2034	288,171	296,352
4.50%, 03/01/2039 - 02/01/2041	328,099	352,483
4.50%, TBA (C)	1,000,000	1,070,614
Federal National Mortgage Association REMIC
1.55% (A), 06/25/2041	1,141,019	1,150,995
1.73% (A), 05/25/2040	950,175	959,935
1.83% (A), 11/25/2039	3,076,527	3,136,600
Financing Corp., Principal Only STRIPS
05/11/2018	200,000	197,185
Government National Mortgage Association
1.58% (A), 05/20/2066 - 06/20/2066	1,587,908	1,589,925

Total U.S. Government Agency Obligations (Cost $28,041,095)		28,194,141

U.S. GOVERNMENT OBLIGATIONS - 10.5%
U.S. Treasury - 10.0%
U.S. Treasury Bond
2.25%, 08/15/2046 (J)	1,110,000	939,424
2.50%, 02/15/2046 (J)	310,000	277,838
2.50%, 05/15/2046	200,000	179,117
2.75%, 08/15/2042 (J)	6,600,000	6,292,169
2.88%, 08/15/2045 - 11/15/2046 (J)	4,050,000	3,928,646
3.13%, 08/15/2044 (J)	2,560,000	2,609,800
U.S. Treasury Note
1.50%, 08/15/2026 (J)	600,000	555,187
1.63%, 05/31/2023 - 02/15/2026 (J)	1,530,000	1,457,719
2.00%, 12/31/2021 - 11/15/2026 (J)	6,560,000	6,416,056
2.25%, 02/15/2027 (J)	17,200,000	16,980,304

		39,636,260

U.S. Treasury Inflation-Protected Securities - 0.5%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046 (J)	1,844,442	1,872,476

Total U.S. Government Obligations (Cost $41,974,569)		41,508,736

COMMERCIAL PAPER - 1.0%
Consumer Finance - 0.3%
Ford Motor Credit Co.
1.70% (K), 10/05/2017	1,300,000	1,288,858

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Electric Utilities - 0.2%
Southern Co.
1.14% (K), 04/18/2017	$ 900,000	$ 899,524

Food Products - 0.1%
Mondelez International, Inc.
1.10% (K), 05/22/2017	300,000	299,541

Multi-Utilities - 0.1%
NiSource Finance Corp.
1.24% (K), 04/20/2017	400,000	399,742

Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.
1.12% (K), 04/03/2017	1,200,000	1,199,927

Total Commercial Paper (Cost $4,087,592)		4,087,592

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Japan - 1.3%
Japan Treasury Discount Bill
0.00% (K) (L), 04/10/2017	JPY 580,000,000	5,209,836

Total Short-Term Foreign Government Obligations (Cost $5,020,278)		5,209,836

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.6%
Federal Home Loan Bank Discount Notes
0.53% (K), 04/13/2017	$ 718,000	717,862
0.56% (K), 05/22/2017	418,000	417,585
0.71% (K), 04/03/2017	21,000,000	21,000,000

Total Short-Term U.S. Government Agency Obligations (Cost $22,134,733)		22,135,447

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.6%
U.S. Treasury Bill
0.49% (K), 04/27/2017 (M) (N)	1,997,000	1,996,028
0.73% (K), 04/27/2017 (M) (N)	264,000	263,871

Total Short-Term U.S. Government Obligations (Cost $2,260,170)		2,259,899

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.6%
Put - S&P 500®
Exercise Price $1,900
Expiration Date 12/15/2017	1,143	2,173,986

Total Exchange-Traded Options Purchased (Cost $6,174,533)		2,173,986

	Notional Amount	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (I) (O)
Put - EUR vs. USD
Exercise Price EUR 1
Expiration Date 04/19/2017, JPM	EUR 500,000	412

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $604)		412

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE-CAPPED OPTIONS PURCHASED - 0.0% (I) (O)
Call - CMS 2-Year to 10-Year Spread Floor (D)
Exercise Rate 0.15%
Expiration Date 11/28/2017, CITI	$ 30,600,000	$ 2,500

Total Over-the-Counter Interest Rate-Capped Options Purchased (Cost $26,010)		2,500

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.1% (O)
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)
Exercise Rate 2.30%
Expiration Date 10/21/2019, GSB	2,900,000	434,900
Put - Receives Floating Rate Index 6-Month EUR-EURIBOR (D)
Exercise Rate 1.08%
Expiration Date 09/06/2017, GSB	EUR 3,300,000	103,024

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $310,174)		537,924

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (K)	1,774,953	1,774,953

Total Securities Lending Collateral (Cost $1,774,953)		1,774,953

	Principal	Value
REPURCHASE AGREEMENTS - 43.8%
Merrill Lynch Pierce Fenner & Smith 0.95% (K), dated 03/31/2017, to be repurchased at $50,003,958 on 04/03/2017. Collateralized by a U.S. Government Obligation, 3.75%, due 11/15/2043, and with a value of $51,778,212.	$ 50,000,000	50,000,000
RBC Capital Markets LLC 1.00% (K), dated 03/31/2017, to be repurchased at $107,008,917 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.38%, due 05/31/2021, and with a value of $109,260,066.	107,000,000	107,000,000
State Street Bank & Trust Co. 0.09% (K), dated 03/31/2017, to be repurchased at $15,158,647 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $15,465,707.	15,158,533	15,158,533

Total Repurchase Agreements (Cost $172,158,533)		172,158,533

Total Investments (Cost $419,146,989) (P)		414,614,998
Net Other Assets (Liabilities) - (5.4)%		(21,194,571)

Net Assets - 100.0%		$ 393,420,427

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (6.3)%

Bank of Nova Scotia 0.85% (K), dated 01/03/2017, to be repurchased at $(3,637,413) on 04/03/2017. Collateralized by U.S. Government Obligations, 2.88% - 3.13%, due 08/15/2044 - 08/15/2045, and with a total value of $(3,642,688).

	$ (3,629,700)	$ (3,629,700)
JPMorgan Securities LLC 0.65% (K), dated 03/28/2017, to be repurchased at $(1,977,750) on 04/04/2017. Collateralized by a U.S. Government Obligation, 2.88%, due 11/15/2046, and with a value of $(1,962,699).	(1,977,500)	(1,977,500)
JPMorgan Securities LLC 0.70% (K), dated 03/23/2017, to be repurchased at $(98,902) on 04/06/2017. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and with a value of $(99,016).	(98,875)	(98,875)
Merrill Lynch Pierce Fenner & Smith 0.70% (K), dated 03/21/2017, to be repurchased at $(11,105,272) on 04/04/2017. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and with a value of $(11,188,808).	(11,102,250)	(11,102,250)
Merrill Lynch Pierce Fenner & Smith 0.75% (K), dated 03/28/2017, to be repurchased at $(893,380) on 04/04/2017. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and with a value of $(891,144).	(893,250)	(893,250)
Merrill Lynch Pierce Fenner & Smith 0.82% (K), dated 01/04/2017, to be repurchased at $(7,124,901) on 04/04/2017. Collateralized by U.S. Government Obligations, 1.00% - 2.75%, due 05/31/2023 - 02/15/2046, and with a total value of $(7,144,171).	(7,110,325)	(7,110,325)

Total Reverse Repurchase Agreements (Cost $24,811,900)		(24,811,900)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Put - 10-Year U.S. Treasury Note Futures	USD	123.00	04/21/2017	31	$(6,260)	$(2,422)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (O)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - EUR vs. USD	JPM	EUR	1.08	04/19/2017	EUR	500,000	$(4,278)	$(2,167)
Put - EUR vs. USD	JPM	EUR	1.08	04/19/2017	EUR	500,000	(4,279)	(5,213)

Total							$(8,557)	$(7,380)

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

OVER-THE-COUNTER INTEREST RATE-CAPPED OPTIONS WRITTEN: (O)

Description	Counterparty	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - CMS 2-Year to 10-Year Spread Floor	CITI	0.04%	USISDA02 - USISDA30	11/28/2017	USD	61,200,000	$(26,316)	$(4,427)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (O)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.00%	10/21/2019	USD	14,500,000	$(275,500)	$(536,077)
Put - 10-Year	JPM	3-Month USD-LIBOR	Pay	2.94	09/06/2017	USD	4,100,000	(34,953)	(191,810)

Total								$(310,453)	$(727,887)

CENTRALLY CLEARED SWAP AGREEMENTS: (Q)

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Expiration Date	Notional Amount (S)		Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 27	5.00%	12/20/2021	USD	2,673,000	$214,681	$163,518	$51,163
North America Investment Grade Index - Series 25	1.00	12/20/2020	USD	1,500,000	30,634	8,070	22,564
North America Investment Grade Index - Series 26	1.00	06/20/2021	USD	3,800,000	78,567	42,331	36,236
North America Investment Grade Index - Series 27	1.00	12/20/2021	USD	23,300,000	439,235	329,824	109,411
North America Investment Grade Index - Series 28	1.00	06/20/2022	USD	1,000,000	16,816	15,947	869

Total					$779,933	$559,690	$220,243

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	12/16/2046	CAD	1,800,000	$193,475	$217,242	$(23,767)
3-Month USD-LIBOR	Pay	1.50	06/21/2027	USD	13,000,000	1,120,475	1,315,772	(195,297)
3-Month USD-LIBOR	Pay	1.75	12/21/2026	USD	1,900,000	100,723	111,108	(10,385)
3-Month USD-LIBOR	Receive	2.25	12/16/2022	USD	200,000	2,475	(1,250)	3,725
6-Month EUR-EURIBOR	Receive	2.04	02/03/2037	EUR	1,800,000	17,974	—	17,974
6-Month GBP-LIBOR	Pay	1.50	09/20/2027	GBP	2,500,000	(73,207)	(33,893)	(39,314)
6-Month GBP-LIBOR	Pay	2.04	02/01/2037	GBP	1,600,000	(51,937)	478	(52,415)

Total						$1,309,978	$1,609,457	$(299,479)

OVER-THE-COUNTER SWAP AGREEMENTS: (O)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Expiration Date	Implied Credit Spread at March 31, 2017 (U)	Notional Amount (S)		Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russia Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	0.93%	USD	100,000	$260	$(9,423)	$9,683

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (O)

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Expiration Date	Notional Amount (S)		Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	10/17/2057	USD	900,000	$(12,159)	$(40,531)	$28,372
North America CMBS Basket Index - Series AAA9	GSI	0.50	09/17/2058	USD	600,000	(12,853)	(37,283)	24,430

Total						$(25,012)	$(77,814)	$52,802

Total Return Swap Agreements (V)

Reference Entity	Counterparty	Rate	Pay/Receive	Expiration Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Pay	05/24/2017	9,989	$1,558,034	$—	$1,558,034
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Pay	06/07/2017	495	43,481	—	43,481
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Pay	08/24/2017	788	107,027	—	107,027
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Pay	08/24/2017	455	58,303	—	58,303

Total						$1,766,845	$—	$1,766,845

FUTURES CONTRACTS: (W)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	91	04/13/2017	$13,557	$—
90-Day Eurodollar	Long	228	06/19/2017	9,156	—
90-Day Eurodollar	Short	(122)	06/17/2019	—	(30,199)
90-Day Eurodollar	Short	(109)	12/16/2019	—	(23,064)
5-Year U.S. Treasury Note	Long	15	06/30/2017	3,463	—
10-Year U.S. Treasury Note	Long	9	06/21/2017	3,645	—
Euro OAT	Short	(14)	06/08/2017	—	(9,731)
German Euro Bund	Short	(12)	06/08/2017	—	(9,505)
Russell 2000® Mini Index	Long	286	06/16/2017	282,436	—
S&P 500® E-Mini	Long	1,995	06/16/2017	—	(910,716)
U.S. Treasury Bond	Long	21	06/21/2017	14,929	—

Total				$327,186	$(983,215)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (O)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/03/2017	DKK	9,451,710	USD	1,379,610	$—	$(24,070)
BNP	01/02/2018	USD	208,224	DKK	1,428,000	272	—
BNP	04/03/2018	USD	1,659,841	DKK	11,168,710	23,743	—
BOA	04/03/2017	DKK	2,708,923	USD	395,405	—	(6,899)
BOA	04/03/2017	USD	6,513,420	DKK	42,774,000	378,879	—
BOA	04/17/2017	MXN	10,693,000	USD	555,981	13,650	—
BOA	07/03/2017	USD	574,500	DKK	3,938,923	6,925	—
BOA	04/03/2018	USD	223,217	DKK	1,539,080	—	(2,242)
CITI	04/04/2017	EUR	605,000	USD	657,158	—	(11,633)
CITI	04/10/2017	USD	4,996,787	JPY	580,000,000	—	(214,795)
CITI	10/02/2017	DKK	2,395,000	USD	348,907	—	(2,110)
GSB	04/03/2017	USD	178,259	DKK	1,229,400	1,942	—
GSB	04/04/2017	GBP	2,083,000	USD	2,588,296	21,734	—
GSB	04/04/2017	USD	242,713	EUR	230,000	—	(2,693)
GSB	04/04/2017	USD	2,481,009	GBP	2,001,000	—	(26,273)
GSB	05/02/2017	USD	2,590,060	GBP	2,083,000	—	(21,690)
GSB	07/03/2017	DKK	1,229,400	USD	179,101	—	(1,951)
GSB	01/02/2018	USD	582,251	DKK	4,009,600	—	(1,643)
GSB	04/03/2018	USD	1,703,956	DKK	11,692,210	—	(8,830)
HSBC	04/03/2017	USD	1,455,459	DKK	10,080,000	9,810	—
HSBC	04/04/2017	USD	1,091,320	GBP	883,000	—	(15,092)
HSBC	04/17/2017	MXN	23,433,000	USD	1,141,624	106,685	—
HSBC	04/17/2017	USD	1,153,322	MXN	23,092,000	—	(76,821)
HSBC	10/02/2017	USD	4,274,456	DKK	28,004,000	219,474	—
HSBC	10/03/2017	USD	733,272	DKK	4,811,000	36,595	—
HSBC	01/02/2018	USD	840,745	DKK	5,833,000	—	(8,682)
JPM	04/03/2017	USD	1,217,316	DKK	7,995,000	70,693	—
JPM	04/04/2017	BRL	11,813,000	USD	3,785,079	6,555	(22,055)
JPM	04/04/2017	USD	3,450,109	BRL	11,813,000	—	(319,471)
JPM	05/15/2017	USD	228,256	CAD	300,000	2,524	—
JPM	07/03/2017	USD	958,776	DKK	6,290,000	52,425	—
JPM	10/02/2017	USD	288,140	DKK	1,880,000	15,916	—
JPM	10/01/2018	USD	423,573	DKK	2,875,000	—	(2,644)
SCB	04/04/2017	GBP	104,000	USD	126,225	4,088	—

Total						$971,910	$(769,594)

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$17,010,274	$—	$17,010,274
Certificates of Deposit	—	2,700,000	—	2,700,000
Corporate Debt Securities	—	102,599,673	—	102,599,673
Foreign Government Obligations	—	5,332,886	—	5,332,886
Mortgage-Backed Securities	—	5,595,741	—	5,595,741
Municipal Government Obligations	—	1,332,465	—	1,332,465
U.S. Government Agency Obligations	—	28,194,141	—	28,194,141
U.S. Government Obligations	—	41,508,736	—	41,508,736
Commercial Paper	—	4,087,592	—	4,087,592
Short-Term Foreign Government Obligations	—	5,209,836	—	5,209,836
Short-Term U.S. Government Agency Obligations	—	22,135,447	—	22,135,447
Short-Term U.S. Government Obligations	—	2,259,899	—	2,259,899
Exchange-Traded Options Purchased	2,173,986	—	—	2,173,986
Over-the-Counter Foreign Exchange Options Purchased	—	412	—	412
Over-the-Counter Interest Rate-Capped Options Purchased	—	2,500	—	2,500
Over-the-Counter Interest Rate Swaptions Purchased	—	537,924	—	537,924
Securities Lending Collateral	1,774,953	—	—	1,774,953
Repurchase Agreements	—	172,158,533	—	172,158,533

Total Investments	$3,948,939	$410,666,059	$—	$414,614,998

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$779,933	$—	$779,933
Centrally Cleared Interest Rate Swap Agreements	—	1,435,122	—	1,435,122
Over-the-Counter Credit Default Swap Agreements	—	260	—	260
Over-the-Counter Total Return Swap Agreements	—	1,766,845	—	1,766,845
Futures Contracts (Y)	327,186	—	—	327,186
Forward Foreign Currency Contracts (Y)	—	971,910	—	971,910

Total Other Financial Instruments	$327,186	$4,954,070	$—	$5,281,256

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(24,811,900)	$—	$(24,811,900)
Exchange-Traded Options Written	(2,422)	—	—	(2,422)
Over-the-Counter Foreign Exchange Options Written	—	(7,380)	—	(7,380)
Over-the-Counter Interest Rate-Capped Options Written	—	(4,427)	—	(4,427)
Over-the-Counter Interest Rate Swaptions Written	—	(727,887)	—	(727,887)
Centrally Cleared Interest Rate Swap Agreements	—	(125,144)	—	(125,144)
Over-the-Counter Credit Default Swap Agreements	—	(25,012)	—	(25,012)
Futures Contracts (Y)	(983,215)	—	—	(983,215)
Forward Foreign Currency Contracts (Y)	—	(769,594)	—	(769,594)

Total Other Financial Instruments	$(985,637)	$(26,471,344)	$—	$(27,456,981)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $38,998,063, representing 9.9% of the Portfolio’s net assets.

(C)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after March 31, 2017.
(D)

Illiquid securities and derivatives. At March 31, 2017, total value of illiquid securities is $2,397,429, representing 0.6% of the Portfolio’s net assets, and total value of illiquid derivatives is $540,424, representing 0.1% of the Portfolio’s net assets.

(E)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, total value of securities is $687,675, representing 0.2% of the Portfolio’s net assets.

(F)	Perpetual maturity. The date displayed is the next call date.
(G)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, the total value of Regulation S securities is $3,478,265, representing 0.9% of the Portfolio’s net assets.

(H)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,737,326. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Securities are subject to sale-buyback transactions.
(K)	Rates disclosed reflect the yields at March 31, 2017.
(L)	Percentage rounds to less than 0.01% or (0.01)%.
(M)

All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts is $263,871.

(N)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $1,996,028.

(O)	Cash in the amount of $2,790,000 has been segregated by the broker as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts.
(P)

Aggregate cost for federal income tax purposes is $419,146,989. Aggregate gross unrealized appreciation and depreciation for all securities is $1,982,872 and $6,514,863, respectively. Net unrealized depreciation for tax purposes is $4,531,991.

(Q)	Cash in the amount of $1,563,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(R)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(S)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(T)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(U)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(V)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(W)	Cash in the amount of $9,263,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(X)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
CMS	Constant Maturity Swap
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USISDA02	USD ICE Swap Rate 2-Year Index
USISDA30	USD ICE Swap Rate 30-Year Index

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.8%
ABFC Trust
Series 2004-OPT4, Class A1,
1.60% (A), 04/25/2034	$ 499,798	$ 494,051
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE1, Class A1A,
1.18% (A), 02/25/2036	2,701,626	2,691,324
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A2B,
1.28% (A), 05/18/2020	7,000,000	7,001,409
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1,
1.37% (A), 03/25/2036	200,000	193,638
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A,
1.56% (A), 07/25/2032	6,344	6,033
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-W4, Class A2D,
1.36% (A), 02/25/2036	3,295,562	2,490,233
Bayview Opportunity Master Fund IIIa Trust
Series 2016-RN3, Class A1,
3.60%, 09/29/2031 (A) (B)	6,374,033	6,364,537
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1.63% (A), 03/25/2035	1,057,829	1,035,611
Series 2006-HE10, Class 21A3,
1.22% (A), 12/25/2036	14,038,655	7,124,921
Series 2007-HE3, Class 1A2,
1.18% (A), 04/25/2037	1,816,470	1,967,110
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1.64% (A), 10/25/2032	12,743	12,469
Series 2006-SD3, Class 21A1,
3.04% (A), 07/25/2036	116,604	109,898
BNC Mortgage Loan Trust
Series 2007-3, Class A3,
1.11% (A), 07/25/2037	1,204,002	1,168,212
Bridgeport CLO II, Ltd.
Series 2007-2A, Class A1,
1.38% (A), 06/18/2021 (B)	747,697	745,852
Cent CDO 14, Ltd.
Series 2007-14A, Class A2A,
1.25% (A), 04/15/2021 (B)	3,727,911	3,710,061
Cent CLO 19, Ltd.
Series 2013-19A, Class A1A,
2.37% (A), 10/29/2025 (B)	6,500,000	6,511,420
Cent CLO 21, Ltd.
Series 2014-21A, Class A1BR,
0.00% (A), 07/27/2026 (B)	7,000,000	6,998,999
Chase Issuance Trust
Series 2017-A1, Class A,
1.21% (A), 01/18/2022	7,000,000	7,017,503
CIT Mortgage Loan Trust
Series 2007-1, Class 1A,
2.33% (A), 10/25/2037 (B)	7,053,498	7,003,027
Citigroup Mortgage Loan Trust
Series 2007-AMC1, Class A1,
1.14% (A), 12/25/2036 (B)	10,330,670	6,304,968
Series 2007-AMC4, Class A2C,
1.15% (A), 05/25/2037	1,436,508	1,409,659
Series 2007-FS1, Class 1A1,
4.57%, 10/25/2037 (A) (B)	4,380,251	4,284,015

	Principal	Value
ASSET-BACKED SECURITIES (continued)
COA Summit CLO, Ltd.
Series 2014-1A, Class A1,
2.38% (A), 04/20/2023 (B)	$ 2,373,221	$ 2,373,328
Countrywide Asset-Backed Certificates
Series 2003-3, Class M1,
2.03% (A), 08/25/2033	1,317,827	1,174,864
Series 2004-9, Class MV4,
2.56% (A), 11/25/2034	2,500,000	2,137,792
Series 2006-20, Class 1A,
1.12% (A), 04/25/2047	5,396,996	4,688,858
Series 2006-24, Class 1A,
1.12% (A), 06/25/2047	12,726,183	9,716,172
Series 2006-24, Class 2A3,
1.13% (A), 06/25/2047	5,254,210	4,903,279
Series 2006-26, Class 1A,
1.12% (A), 06/25/2037	4,487,489	3,696,454
Series 2007-2, Class 2A3,
1.12% (A), 08/25/2037	7,687,265	7,272,343
Series 2007-9, Class 1A,
1.18% (A), 06/25/2047	9,234,806	7,098,264
CSMC Trust
Series 2017-1A, Class A,
4.50%, 03/25/2021	7,000,000	7,004,215
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class MV4,
2.05% (A), 04/25/2035	1,539,942	1,515,196
Series 2005-AB1, Class A3,
1.58% (A), 08/25/2035	77,823	77,809
CWABS, Inc. Asset-Backed Certificates Trust
Series 2003-BC1, Class A1,
1.78% (A), 03/25/2033	35,885	34,080
Dryden XXV Senior Loan Fund
Series 2012-25A, Class AR,
2.22% (A), 01/15/2025 (B)	8,600,000	8,602,202
Flatiron CLO, Ltd.
Series 2007-1A, Class A1A,
1.25% (A), 10/15/2021 (B)	916,252	916,129
Series 2012-1A, Class A1R,
2.25% (A), 10/25/2024 (B)	7,603,269	7,603,223
Ford Credit Floorplan Master Owner Trust
Series 2015-4, Class A2,
1.51% (A), 08/15/2020	5,500,000	5,526,058
Golden Credit Card Trust
Series 2017-1A, Class A,
1.17% (A), 02/15/2021 (B)	7,000,000	6,999,988
GSAMP Trust
Series 2005-HE1, Class M2,
2.30% (A), 12/25/2034	3,719,300	2,592,202
Series 2007-HS1, Class A1,
1.83% (A), 02/25/2047	3,873,717	3,836,317
Home Equity Asset Trust
Series 2002-1, Class A4,
1.58% (A), 11/25/2032	1,283	1,111
JMP Credit Advisors CLO III, Ltd.
Series 2014-1A, Class AR,
2.26% (A), 10/17/2025 (B)	7,000,000	7,031,500
Lockwood Grove CLO, Ltd.
Series 2014-1A, Class A1R,
2.51% (A), 04/25/2025 (B)	8,600,000	8,600,129
Malin CLO BV
Series 2007-1A, Class VFNE,
0.00% (A), 05/07/2023 (B)	EUR 2,858,819	3,038,318

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Master Asset-Backed Securities Trust
Series 2007-HE2, Class A1,
2.13% (A), 08/25/2037	$ 3,986,746	$ 3,109,918
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1.91% (A), 11/25/2034	2,385,353	2,212,708
Series 2005-WMC6, Class M3,
1.75% (A), 07/25/2035	5,900,000	5,722,110
Series 2007-HE5, Class A2C,
1.23% (A), 03/25/2037	3,201,585	1,697,988
MP CLO V, Ltd.
Series 2014-1A, Class AR,
2.22% (A), 07/18/2026 (B)	7,000,000	6,999,146
National Collegiate Student Loan Trust
Series 2005-1, Class A4,
1.22% (A), 11/27/2028	412,585	411,233
New Century Home Equity Loan Trust
Series 2005-C, Class A2C,
1.23% (A), 12/25/2035	1,109,245	1,099,417
OCP CLO, Ltd.
Series 2014-6A, Class A1A,
2.47% (A), 07/17/2026 (B)	5,300,000	5,302,433
OZLM Funding V, Ltd.
Series 2013-5A, Class A1R,
2.67% (A), 01/17/2026 (B)	7,000,000	7,001,463
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1A,
2.42% (A), 10/17/2025 (B)	6,500,000	6,500,403
Penarth Master Issuer PLC
Series 2015-2A, Class A1,
1.38% (A), 05/18/2019 (B)	7,800,000	7,799,454
RAAC Trust
Series 2007-SP1, Class M2,
1.98% (A), 03/25/2037	5,212,000	4,156,061
RAMP Trust
Series 2004-RS11, Class M2,
2.63% (A), 11/25/2034	320,539	308,453
RASC Trust
Series 2005-KS11, Class M2,
1.40% (A), 12/25/2035	7,100,000	6,567,843
Series 2006-KS9, Class AI3,
1.14% (A), 11/25/2036	2,348,687	2,171,113
Series 2007-KS3, Class AI4,
1.32% (A), 04/25/2037	4,100,000	3,187,339
Shackleton II CLO, Ltd.
Series 2012-2A, Class A1R,
2.24% (A), 10/20/2023 (B)	6,014,954	6,014,948
SLM Student Loan Trust
Series 2005-3, Class A5,
1.13% (A), 10/25/2024	7,034,878	7,013,082
Soundview Home Loan Trust
Series 2005-3, Class M3,
1.81% (A), 06/25/2035	286,407	265,870
Series 2006-OPT2, Class A3,
1.16% (A), 05/25/2036	4,359,023	4,281,789
Series 2007-WMC1, Class 3A1,
1.09% (A), 02/25/2037	1,330,177	518,154
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	5,997,195	6,033,974
Structured Asset Investment Loan Trust
Series 2004-11, Class A4,
1.88% (A), 01/25/2035	2,324,403	2,305,351
Series 2005-9, Class M1,
1.40% (A), 11/25/2035	6,000,000	4,801,090

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TICC CLO LLC
Series 2012-1A, Class A,
1.75% (A), 08/25/2023 (B)	$ 3,013,272	$ 3,016,083
Tralee CLO III, Ltd.
Series 2014-3A, Class A1R,
2.48% (A), 07/20/2026 (B)	6,000,000	6,000,240
Tuolumne Grove CLO, Ltd.
Series 2014-1A, Class A1,
2.54% (A), 04/25/2026 (B)	9,000,000	9,006,948
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	52,577	56,129
Series 2004-20C, Class 1,
4.34%, 03/01/2024	383,208	402,985
Series 2008-20L, Class 1,
6.22%, 12/01/2028	1,111,871	1,242,926
Wachovia Mortgage Loan Trust
Series 2005-WMC1, Class M2,
1.67% (A), 10/25/2035	1,651,000	1,233,491
WaMu Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A3,
1.23% (A), 04/25/2037	4,825,784	2,298,590

Total Asset-Backed Securities (Cost $295,332,205)		299,823,513

CERTIFICATES OF DEPOSIT - 4.7%
Banks - 4.3%
Abbey National Treasury Services PLC
1.40% (A), 07/07/2017	7,300,000	7,300,000
Barclays Bank PLC
1.80% (A), 11/06/2017	27,400,000	27,400,000
1.85% (A), 12/06/2017	2,000,000	2,000,000
Mitsubishi UFJ Trust & Banking Corp.
1.87% (A), 09/19/2017	6,200,000	6,200,000
Mizuho Bank, Ltd.
1.82% (A), 12/12/2017	11,200,000	11,200,000
Natixis SA
1.85% (A), 09/25/2017 - 10/02/2017	17,300,000	17,300,000
Norinchukin Bank
1.73% (A), 10/10/2017	14,100,000	14,100,000
Sumitomo Mitsui Banking Corp.
1.83% (A), 09/15/2017	6,800,000	6,800,000
Sumitomo Mitsui Trust Bank, Ltd.
1.72% (A), 10/06/2017	14,200,000	14,200,000
1.88% (A), 09/18/2017	12,300,000	12,300,000

		118,800,000

Capital Markets - 0.4%
Credit Suisse AG
1.92% (A), 09/12/2017	12,000,000	12,000,000

Total Certificates of Deposit (Cost $130,800,000)		130,800,000

CORPORATE DEBT SECURITIES - 35.1%
Airlines - 0.2%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	5,451,095	5,403,398

Banks - 20.4%
Banco do Brasil SA
3.75%, 07/25/2018, MTN (B)	EUR 2,300,000	2,527,033
Banco Espirito Santo SA
2.63%, 05/08/2017, MTN (C) (D) (E)	1,600,000	494,995
4.00%, 01/21/2019, MTN (C) (D) (E)	800,000	247,497

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banco Popular Espanol SA
11.50% (A), 10/10/2018, MTN (C) (F)	$ 1,000,000	$ 1,088,136
Banco Santander Chile
1.91% (A), 04/11/2017 (B)	7,900,000	7,901,354
Banco Santander SA
6.25% (A), 09/11/2021 (C) (F) (G)	EUR 7,500,000	7,900,986
Bank of America Corp.
4.10%, 07/24/2023	$ 4,100,000	4,294,631
5.65%, 05/01/2018, MTN	2,400,000	2,497,003
6.00%, 09/01/2017	1,400,000	1,425,145
6.40%, 08/28/2017, MTN	16,700,000	17,024,281
6.88%, 04/25/2018, MTN	6,400,000	6,734,291
7.63%, 06/01/2019, MTN	15,000,000	16,721,850
Bank of America NA
1.55% (A), 06/05/2017	4,300,000	4,303,079
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.14% (A), 09/14/2018 (B)	12,900,000	12,986,920
Barclays Bank PLC
7.63%, 11/21/2022	2,800,000	3,062,360
10.18%, 06/12/2021 (B)	5,520,000	6,922,301
Barclays PLC
2.64% (A), 01/10/2023	5,200,000	5,255,453
3.14% (A), 08/10/2021	5,200,000	5,425,056
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,513,125
5.25%, 03/15/2018	14,000,000	14,376,250
5.50%, 02/15/2019 (B)	6,400,000	6,728,000
Citigroup, Inc.
1.92% (A), 07/30/2018	6,100,000	6,143,261
2.05%, 06/07/2019	500,000	499,571
2.48% (A), 09/01/2023	4,300,000	4,421,690
2.53% (A), 03/30/2021	1,100,000	1,126,312
2.90%, 12/08/2021	3,700,000	3,714,112
3.70%, 01/12/2026	7,000,000	7,006,496
8.40% (A), 04/30/2018 (F)	5,300,000	5,618,000
Cooperatieve Rabobank UA
4.38%, 08/04/2025	7,400,000	7,590,202
11.00% (A), 06/30/2019 (B) (F)	1,800,000	2,101,500
Eksportfinans ASA
5.50%, 06/26/2017, MTN	700,000	704,729
HSBC Holdings PLC
2.65% (A), 01/05/2022	7,300,000	7,505,729
JPMorgan Chase & Co.
2.40%, 06/07/2021 (G)	7,500,000	7,461,345
2.55%, 10/29/2020 - 03/01/2021	8,100,000	8,113,267
2.75%, 06/23/2020	10,000,000	10,130,420
3.90%, 07/15/2025	7,100,000	7,339,107
4.25%, 10/15/2020	3,800,000	4,029,862
6.30%, 04/23/2019	3,000,000	3,258,765
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,600,000	1,633,522
KBC Bank NV
8.00% (A), 01/25/2023 (C)	2,400,000	2,513,280
Lloyds Bank PLC
12.00% (A), 12/16/2024 (B) (F)	18,400,000	24,674,400
Lloyds Banking Group PLC
7.63% (A), 06/27/2023 (C) (F)	GBP 2,500,000	3,409,192
Mizuho Bank, Ltd.
1.60% (A), 09/25/2017 (B)	$ 10,300,000	10,308,240
National Australia Bank, Ltd.
2.25%, 03/16/2021 (B)	6,000,000	5,968,728
Nykredit Realkredit A/S
1.00%, 04/01/2017 - 07/01/2018	DKK 109,000,000	15,825,881

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Nykredit Realkredit A/S (continued)
1.00%, 04/01/2018, MTN (H)	DKK 372,900,000	$ 54,219,583
2.00%, 04/01/2017 - 04/01/2018	228,900,000	33,174,568
Realkredit Danmark A/S
1.00%, 04/01/2017 - 04/01/2018, MTN	345,900,000	49,965,184
1.00%, 04/01/2018, MTN (H)	427,700,000	62,152,410
2.00%, 04/01/2017 - 04/01/2018	247,400,000	35,865,981
Royal Bank of Canada
2.30%, 03/22/2021	$ 6,000,000	6,004,920
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	6,500,000	6,406,140
6.99% (A), 10/05/2017 (B) (F) (G)	3,600,000	4,050,000
Sumitomo Mitsui Financial Group, Inc.
2.79% (A), 03/09/2021	6,000,000	6,192,846
Toronto-Dominion Bank
2.50%, 01/18/2023 (B)	9,800,000	9,817,199
Wells Fargo & Co.
2.10%, 07/26/2021	4,000,000	3,917,688
2.27% (A), 10/31/2023	2,000,000	2,036,686
2.50%, 03/04/2021	2,500,000	2,492,842
7.98% (A), 03/15/2018 (F) (G)	8,700,000	9,091,500

		565,914,904

Beverages - 0.0% (I)
Constellation Brands, Inc.
4.25%, 05/01/2023	700,000	738,206

Biotechnology - 0.1%
AbbVie, Inc.
2.30%, 05/14/2021	2,500,000	2,468,610

Capital Markets - 4.1%
Blackstone CQP Holdco, LP
6.50%, 03/20/2021 (B) (J)	9,700,000	9,734,920
Credit Suisse Group Funding Guernsey, Ltd.
3.31% (A), 04/16/2021	5,300,000	5,560,002
3.45%, 04/16/2021	3,700,000	3,753,384
3.75%, 03/26/2025	6,825,000	6,714,319
3.80%, 06/09/2023	5,600,000	5,622,926
Deutsche Bank AG
3.38%, 05/12/2021, MTN	6,400,000	6,438,835
4.25%, 10/14/2021 (B)	5,700,000	5,841,776
Goldman Sachs Group, Inc.
2.14% (A), 11/15/2018, MTN	4,800,000	4,850,832
3.75%, 05/22/2025	15,400,000	15,589,851
5.95%, 01/18/2018	3,050,000	3,149,650
Morgan Stanley
2.21% (A), 01/20/2022	2,700,000	2,726,479
6.25%, 08/28/2017, MTN	5,500,000	5,605,330
6.63%, 04/01/2018, MTN	13,900,000	14,548,880
Piper Jaffray Cos.
5.06%, 10/09/2018 (B) (J)	2,000,000	2,035,000
UBS AG
1.61% (A), 06/01/2017	1,500,000	1,501,093
1.90% (A), 06/01/2020	500,000	501,743
4.75% (A), 05/22/2023, MTN (C)	5,800,000	5,930,500
5.88%, 12/20/2017	1,569,000	1,616,549
UBS Group Funding Jersey, Ltd.
3.00%, 04/15/2021 (B)	11,000,000	11,019,074

		112,741,143

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.63%, 10/01/2023 (B)	3,689,840	1,365,241
6.75%, 10/01/2023 (B)	413,450	152,976

		1,518,217

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 2.0%
Ally Financial, Inc.
8.00%, 03/15/2020	$ 9,140,000	$ 10,259,650
Daimler Finance North America LLC
1.88%, 01/11/2018 (B)	1,300,000	1,301,199
2.00%, 08/03/2018 (B)	6,600,000	6,615,596
Ford Motor Credit Co. LLC
2.55%, 10/05/2018	7,200,000	7,257,161
2.94%, 01/08/2019, MTN	6,600,000	6,690,156
3.20%, 01/15/2021	6,500,000	6,569,615
General Motors Financial Co., Inc.
3.00%, 09/25/2017	2,200,000	2,212,896
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (B)	1,100,000	1,149,500
7.25%, 12/15/2021 (B)	700,000	733,250
Springleaf Finance Corp.
6.50%, 09/15/2017, MTN	8,400,000	8,547,000
Synchrony Financial
2.44% (A), 11/09/2017	4,400,000	4,424,565

		55,760,588

Diversified Financial Services - 1.6%
Bear Stearns Cos. LLC
6.40%, 10/02/2017	2,200,000	2,252,866
7.25%, 02/01/2018	1,500,000	1,567,685
BRFkredit A/S
1.00%, 01/01/2018, MTN (C)	DKK 96,900,000	14,033,298
4.00%, 01/01/2018	8,300,000	1,229,990
LeasePlan Corp. NV
2.88%, 01/22/2019 (B)	$ 6,400,000	6,427,290
Nordea Kredit Realkreditaktieselskab
1.00%, 10/01/2017, MTN	DKK 25,400,000	3,668,263
1.00%, 04/01/2018, MTN (H)	45,000,000	6,532,479
2.00%, 10/01/2017 - 01/01/2018	20,500,000	2,993,034
Tayarra, Ltd.
3.63%, 02/15/2022	$ 5,891,783	6,099,604

		44,804,509

Diversified Telecommunication Services - 0.5%
AT&T, Inc.
1.62% (A), 01/15/2020	5,400,000	5,435,656
2.80%, 02/17/2021	5,200,000	5,215,449
Verizon Communications, Inc.
2.87% (A), 09/14/2018	1,000,000	1,021,170
2.95%, 03/15/2022 (B)	2,898,000	2,886,463

		14,558,738

Electric Utilities - 0.4%
Duke Energy Progress LLC
1.26% (A), 11/20/2017	2,000,000	2,000,072
Entergy Corp.
4.00%, 07/15/2022	3,400,000	3,561,350
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (B)	4,700,000	5,018,148

		10,579,570

Energy Equipment & Services - 0.3%
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	5,500,000	5,643,660
5.00%, 10/01/2022	500,000	531,687
5.88%, 03/01/2022	2,831,000	3,111,512

		9,286,859

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/2026	$ 4,100,000	$ 4,206,883
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	5,500,000	5,524,591
Crown Castle International Corp.
5.25%, 01/15/2023	4,000,000	4,364,952
HCP, Inc.
4.00%, 12/01/2022	3,000,000	3,094,539
Hospitality Properties Trust
4.25%, 02/15/2021	1,900,000	1,974,163
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25%, 10/05/2020 (B)	4,200,000	4,280,816

		23,445,944

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.80%, 07/20/2020	8,100,000	8,235,740

Gas Utilities - 0.2%
National Fuel Gas Co.
5.20%, 07/15/2025	6,300,000	6,718,175

Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
6.00%, 01/15/2020	2,800,000	3,067,722

Hotels, Restaurants & Leisure - 0.2%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B) (G)	6,200,000	6,300,750

Independent Power & Renewable Electricity Producers - 0.4%
Dynegy, Inc.
7.63%, 11/01/2024 (G)	3,000,000	2,865,000
8.00%, 01/15/2025 (B) (G)	4,300,000	4,117,250
PSEG Power LLC
3.00%, 06/15/2021 (G)	4,400,000	4,434,716

		11,416,966

Insurance - 0.1%
American International Group, Inc.
3.75%, 07/10/2025	2,200,000	2,187,731

Machinery - 0.2%
Pentair Finance SA
1.88%, 09/15/2017	4,000,000	4,001,952

Oil, Gas & Consumable Fuels - 0.9%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025 (B)	6,500,000	6,776,250
CNPC General Capital, Ltd.
1.94% (A), 05/14/2017 (B)	7,200,000	7,202,218
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	1,000,000	1,034,108
Kinder Morgan, Inc.
5.63%, 11/15/2023 (B)	2,331,000	2,558,298
7.80%, 08/01/2031, MTN	625,000	782,445
Petrobras Global Finance BV
8.38%, 05/23/2021	3,300,000	3,727,350
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026 (B)	2,000,000	2,205,174

		24,285,843

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.8%
Actavis Funding SCS
3.00%, 03/12/2020	$ 1,200,000	$ 1,220,482
3.45%, 03/15/2022	300,000	306,323
Baxalta, Inc.
2.88%, 06/23/2020	9,250,000	9,379,963
4.00%, 06/23/2025	4,200,000	4,279,388
Valeant Pharmaceuticals International, Inc.
4.50%, 05/15/2023 (C)	EUR 1,650,000	1,293,761
5.38%, 03/15/2020 (B) (G)	$ 3,800,000	3,401,000
6.75%, 08/15/2021 (B)	2,000,000	1,725,000
7.00%, 03/15/2024 (B)	1,500,000	1,539,375

		23,145,292

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024 (B)	5,000,000	5,036,850

Software - 0.1%
Oracle Corp.
2.40%, 09/15/2023	3,700,000	3,601,613

Specialty Retail - 0.0% (I)
AutoNation, Inc.
6.75%, 04/15/2018	700,000	732,809

Technology Hardware, Storage & Peripherals - 0.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.45%, 06/15/2023 (B)	6,500,000	7,013,585

Tobacco - 0.2%
Imperial Brands Finance PLC
2.05%, 07/20/2018 (B)	2,900,000	2,901,972
Reynolds American, Inc.
2.30%, 06/12/2018	2,100,000	2,112,615

		5,014,587

Trading Companies & Distributors - 0.5%
International Lease Finance Corp.
7.13%, 09/01/2018 (B)	13,200,000	14,107,474

Wireless Telecommunication Services - 0.1%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	3,900,000	3,890,250

Total Corporate Debt Securities (Cost $966,574,887)		975,978,025

FOREIGN GOVERNMENT OBLIGATIONS - 4.6%
Brazil - 4.3%
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/2017 - 01/01/2018	BRL 313,000,000	93,972,149
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2023	82,800,000	26,538,699

		120,510,848

Kuwait - 0.3%
Kuwait International Government Bond
2.75%, 03/20/2022 (B) (J)	$ 6,900,000	6,914,145

Total Foreign Government Obligations (Cost $125,069,003)		127,424,993

	Principal	Value
LOAN ASSIGNMENT - 0.1%
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.
Term Loan B F1,
5.57% (A), 04/01/2022	$ 2,808,074	$ 2,814,314

Total Loan Assignment (Cost $2,652,833)		2,814,314

MORTGAGE-BACKED SECURITIES - 9.0%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
3.33% (A), 01/25/2036	177,195	152,821
Series 2005-4, Class 1A1,
3.31% (A), 08/25/2035	147,880	114,876
Series 2005-5, Class 2A1,
3.36% (A), 09/25/2035	150,777	125,007
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	65,386	66,829
Series 2005, Class J12-2A1,
1.25% (A), 08/25/2035	5,022,765	3,181,688
Series 2005-14, Class 2A1,
1.19% (A), 05/25/2035	213,414	177,643
Series 2005-56, Class 5A2,
1.75% (A), 11/25/2035	500,411	437,239
Series 2005-59, Class 1A1,
1.31% (A), 11/20/2035	4,198,525	3,538,925
Series 2005-62, Class 2A1,
1.64% (A), 12/25/2035	19,226	17,236
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	6,504,919	5,933,256
Series 2005-81, Class A1,
1.26% (A), 02/25/2037	1,154,747	946,222
Series 2006-OA1, Class 2A1,
1.19% (A), 03/20/2046	941,626	781,728
Series 2006-OA12, Class A1B,
1.17% (A), 09/20/2046	4,506,681	3,311,237
Series 2006-OA17, Class 1A1A,
1.17% (A), 12/20/2046	2,931,965	2,353,939
Series 2006-OA19, Class A1,
1.16% (A), 02/20/2047	4,687,425	3,384,576
Series 2006-OA21, Class A1,
1.17% (A), 03/20/2047	2,837,295	1,961,367
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037	1,264,171	899,155
Series 2007-HY4, Class 1A1,
3.07% (A), 06/25/2037	1,604,090	1,428,246
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12,
1.19% (A), 10/25/2046	2,702,081	1,785,228
Series 2006-5, Class A1,
1.56% (A), 11/25/2046	7,047,323	3,599,977
Series 2007-1, Class A1,
1.34% (A), 02/25/2047	4,258,988	2,469,886
BAMLL Commercial Mortgage Securities Trust
Series 2015-ASHF, Class A,
2.13% (A), 01/15/2028 (B)	4,100,000	4,112,523
Series 2016-ASHF, Class A,
2.81% (A), 12/15/2033 (B)	6,000,000	6,026,214
Banc of America Funding Trust
Series 2005-D, Class A1,
3.10% (A), 05/25/2035	5,340,906	5,452,098

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust (continued)
Series 2006-D, Class 5A1,
3.45% (A), 05/20/2036	$ 467,800	$ 421,873
Series 2006-J, Class 4A1,
3.50% (A), 01/20/2047	84,435	73,308
Banc of America Re-REMIC Trust
Series 2010-UB5, Class A4A,
5.90% (A), 02/17/2051 (B)	3,136,605	3,141,871
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	7,974,134	8,179,145
BCAP LLC Trust
Series 2013-RR12, Class 1A3,
1.28% (A), 05/26/2035 (B)	114,734	107,827
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
3.31% (A), 10/25/2035	3,095,282	2,939,876
Series 2006-6, Class 32A1,
3.14% (A), 11/25/2036	792,227	641,010
Series 2006-8, Class 3A1,
1.14% (A), 02/25/2034	468,120	427,912
Series 2006-R1, Class 2E21,
3.14% (A), 08/25/2036	625,332	435,972
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
3.07% (A), 08/25/2033	516,874	515,052
Series 2003-8, Class 2A1,
3.55% (A), 01/25/2034	37,913	38,401
Series 2003-8, Class 4A1,
3.36% (A), 01/25/2034	113,246	113,037
Series 2003-9, Class 2A1,
3.51% (A), 02/25/2034	95,000	95,300
Series 2004-10, Class 22A1,
3.65% (A), 01/25/2035	107,713	105,630
Series 2005-2, Class A2,
3.64% (A), 03/25/2035	181,837	183,242
Series 2005-5, Class A2,
2.82% (A), 08/25/2035	158,550	157,736
Series 2006-4, Class 1A1,
3.40% (A), 10/25/2036	350,531	299,364
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
3.50% (A), 01/26/2036	403,048	366,785
Series 2007-R6, Class 2A1,
3.29% (A), 12/26/2046	288,849	249,854
Berica 8 Residential MBS Srl
Series 2008, Class A,
0.00% (A), 03/31/2048 (C)	EUR 4,622,365	4,891,482
Berica ABS Srl
Series 2011-1, Class A1,
0.00% (A), 12/31/2055 (C)	4,032,485	4,288,023
Business Mortgage Finance 7 PLC
Series 7X, Class A1,
2.36% (A), 02/15/2041 (C)	GBP 2,949,036	3,520,951
CD Mortgage Trust
Series 2007-CD5, Class A4,
5.89% (A), 11/15/2044	$ 146,797	147,747
ChaseFlex Trust
Series 2007-3, Class 1A2,
1.44% (A), 07/25/2037	1,716,064	876,581
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
3.33% (A), 10/19/2032	46,499	42,089
Series 2004-12, Class 11A1,
3.16% (A), 08/25/2034	46,572	39,772
Series 2005-HY10, Class 5A1,
3.18% (A), 02/20/2036	152,827	125,984
Series 2006-OA5, Class 2A2,
1.28% (A), 04/25/2046	75,898	65,394

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	$ 7,200,000	$ 7,065,867
Citigroup Mortgage Loan Trust
Series 2005-6, Class A1,
2.69% (A), 09/25/2035	264,244	272,151
Series 2005-6, Class A2,
2.76% (A), 09/25/2035	185,007	190,844
Series 2010-9, Class 2A1,
2.99% (A), 11/25/2035 (B)	129,682	128,988
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1,
2.91% (A), 06/25/2033	383,636	379,139
CSMC Trust
Series 2008-3R, Class 1A2,
4.32% (A), 07/26/2037 (B)	1,273,033	1,073,863
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-AR1, Class 2A1,
2.54% (A), 08/25/2035	125,002	96,834
Eurosail PLC
Series 2007-3X, Class A3C,
1.29% (A), 06/13/2045 (C)	GBP 2,519,369	3,026,357
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
2.97% (A), 08/25/2035	$ 50,896	43,892
Fort Cre LLC
Series 2016-1A, Class A1,
2.48% (A), 05/21/2036 (B) (K)	10,975,915	11,027,974
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1,
2.64% (A), 03/25/2036	8,298,433	6,997,606
Series 2006-AR7, Class 1A32,
1.18% (A), 12/25/2046	557,035	408,361
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	6,000,000	6,110,693
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	4,400,000	4,368,793
Series 2016-GS3, Class WMA,
3.60% (A), 10/10/2049 (B)	2,000,000	1,983,794
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1.32% (A), 12/25/2034	407,915	368,038
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035	4,886,856	4,856,973
Series 2005-AR6, Class 2A1,
3.09% (A), 09/25/2035	270,734	278,961
Series 2006-AR1, Class 2A1,
3.35% (A), 01/25/2036	4,356	4,070
HarborView Mortgage Loan Trust
Series 2006-5, Class 2A1A,
1.16% (A), 07/19/2046	861,702	491,881
Series 2006-7, Class 2A1A,
1.18% (A), 09/19/2046	393,097	317,696
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	8,600,000	8,450,775
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2006-AR12, Class A1,
1.17% (A), 09/25/2046	507,301	435,026

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMCC Re-REMIC Trust
Series 2016-FLRR, Class AFL,
2.36% (A), 01/15/2033 (B)	$ 6,865,512	$ 6,865,506
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3,
5.87% (A), 09/15/2045	3,111,809	3,158,487
Lehman XS Trust
Series 2006-4N, Class A1B1,
1.15% (A), 04/25/2046	17	24
Luminent Mortgage Trust
Series 2006-6, Class A1,
1.18% (A), 10/25/2046	339,199	290,432
Marche Mutui Srl
Series 6, Class A1,
1.92% (A), 01/27/2064 (C)	EUR 1,510,230	1,620,484
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1.38% (A), 03/25/2036	$ 245,553	51,124
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A,
2.54% (A), 10/25/2035	3,717,794	3,703,319
Series 2005-2, Class 3A,
1.78% (A), 10/25/2035	40,612	38,451
Series 2005-3, Class 4A,
1.23% (A), 11/25/2035	22,557	21,200
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	6,000,000	6,127,784
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	5,300,000	5,514,363
Morgan Stanley Capital I Trust
Series 2015-XLF1, Class A,
2.04% (A), 08/14/2031 (B)	8,689,037	8,680,152
Morgan Stanley Mortgage Loan Trust
Series 2007-14AR, Class 1A3,
3.35% (A), 10/25/2037	1,490,071	1,295,465
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1,
6.50%, 03/25/2034 (B)	489,295	434,442
RALI Trust
Series 2005-QA13, Class 2A1,
4.18% (A), 12/25/2035	2,697,693	2,347,889
Series 2005-QO3, Class A1,
1.38% (A), 10/25/2045	317,547	270,525
Series 2006-QO6, Class A1,
1.16% (A), 06/25/2046	6,036,928	2,583,623
Series 2007-QO2, Class A1,
1.13% (A), 02/25/2047	4,682,532	2,776,639
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
3.50% (A), 01/26/2036 (B)	7,340,843	7,414,452
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A,
5.20% (A), 01/25/2034 (B)	355,561	349,105
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	264,994	264,992
Series 2005-R2, Class 1AF1,
1.32% (A), 06/25/2035 (B)	471,522	428,655
Series 2006-R1, Class AF1,
1.32% (A), 01/25/2036 (B)	4,616,353	4,036,358
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2,
6.50%, 04/25/2037	4,506,904	2,666,826

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Securities PLC
Series 20X, Class A2A,
0.62% (A), 08/10/2038 (C)	GBP 2,066,520	$ 2,537,558
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	$ 6,319	6,525
Series 2005-SA4, Class 1A21,
3.50% (A), 09/25/2035	573,812	449,922
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
1.27% (A), 06/12/2044 (C)	9,055,863	8,648,150
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1.52% (A), 01/20/2035	790,373	720,527
Series 2010, Class 2A1,
1.74% (A), 10/20/2027	19,246	18,116
Silverstone Master Issuer PLC
Series 2015-1A, Class 1A,
0.73% (A), 01/21/2070 (B)	GBP 1,845,032	2,314,043
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
3.32% (A), 09/25/2034	$ 127,588	126,661
Series 2004-20, Class 3A1,
3.11% (A), 01/25/2035	126,579	118,385
Series 2005-1, Class 1A1,
3.29% (A), 02/25/2035	314,665	303,622
Series 2005-17, Class 3A1,
3.26% (A), 08/25/2035	54,783	52,512
Series 2005-18, Class 3A1,
3.28% (A), 09/25/2035	1,890,995	1,629,695
Series 2006-8, Class 1A2,
3.09% (A), 09/25/2036	4,436,297	3,249,267
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1.23% (A), 07/19/2035	94,677	84,780
Series 2005-AR5, Class A2,
1.23% (A), 07/19/2035	49,133	47,747
Series 2005-AR5, Class A3,
1.23% (A), 07/19/2035	117,225	113,504
Series 2005-AR8, Class A1A,
1.26% (A), 02/25/2036	202,451	172,043
Series 2006-AR3, Class 12A1,
1.20% (A), 05/25/2036	1,323,705	1,128,939
Series 2006-AR6, Class 2A1,
1.17% (A), 07/25/2046	3,570,879	2,940,040
Series 2006-AR7, Class A1BG,
1.10% (A), 08/25/2036	3,402,093	2,921,423
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1.64% (A), 09/19/2032	22,005	21,387
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
2.85% (A), 09/25/2033	1,341,927	1,331,890
Series 2005-AR13, Class A1A1,
1.27% (A), 10/25/2045	3,063,226	2,988,971
Series 2006-AR10, Class 1A1,
2.88% (A), 09/25/2036	935,372	874,486
Series 2006-AR17, Class 1A,
1.43% (A), 12/25/2046	4,236,850	3,567,210
Series 2006-AR19, Class 1A1A,
1.37% (A), 01/25/2047	156,652	141,132
Series 2006-AR3, Class A1A,
1.64% (A), 02/25/2046	695,953	668,935
Series 2006-AR7, Class 2A,
1.62% (A), 07/25/2046	188,960	165,079

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2006-AR7, Class 3A,
2.12% (A), 07/25/2046	$ 1,270,438	$ 1,179,773
Series 2006-AR9, Class 2A,
2.12% (A), 08/25/2046	1,073,248	1,003,416
Series 2007-HY1, Class 1A1,
2.93% (A), 02/25/2037	480,107	433,612
Series 2007-HY4, Class 2A2,
2.41% (A), 04/25/2037	3,746,713	3,139,011
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
3.09% (A), 01/25/2035	160,094	161,310
Series 2005-AR2, Class 1A1,
3.15% (A), 03/25/2035	1,902,031	1,902,763
Series 2006-AR4, Class 2A6,
3.34% (A), 04/25/2036	23,971	1,711
Series 2006-AR8, Class 2A4,
3.10% (A), 04/25/2036	314,606	314,235

Total Mortgage-Backed Securities (Cost $249,134,517)		249,546,387

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.5%
California - 0.9%
Bay Area Toll Authority, Revenue Bonds,
Series S3,
6.91%, 10/01/2050	8,100,000	11,593,935
Metropolitan Water District of Southern California, Revenue Bonds,
Series A,
6.95%, 07/01/2040	3,000,000	3,408,750
State of California, General Obligation Unlimited
7.30%, 10/01/2039	3,000,000	4,211,910
7.63%, 03/01/2040	3,100,000	4,527,302

		23,741,897

Illinois - 0.1%
Chicago Transit Authority, Revenue Bonds
Series A,
6.90%, 12/01/2040	300,000	373,887
Series B,
6.90%, 12/01/2040	1,300,000	1,620,177
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	2,000,000	2,034,220

		4,028,284

Kentucky - 0.0% (I)
Kentucky State Property & Building Commission, Revenue Bonds
Series C,
4.30%, 11/01/2019	500,000	527,285
4.40%, 11/01/2020	600,000	640,728

		1,168,013

New York - 0.4%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	900,000	1,004,238
4.91%, 11/01/2024	600,000	679,806
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	9,600,000	10,024,416

		11,708,460

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	$ 2,285,000	$ 2,177,514

Total Municipal Government Obligations (Cost $40,896,610)		42,824,168

U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.3%
Federal Home Loan Mortgage Corp.
2.59% (A), 09/01/2035	78,169	82,059
2.78% (A), 08/01/2023	20,022	20,463
3.12% (A), 09/01/2035	752,268	801,840
3.50%, TBA (H) (L) (M)	29,000,000	29,596,991
4.00%, TBA (H) (L) (M)	16,000,000	16,746,249
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
1.29% (A), 08/25/2022	18,066,234	1,024,240
Federal Home Loan Mortgage Corp. REMIC
1.26% (A), 12/15/2029	25,118	25,102
1.31% (A), 06/15/2041	8,327,472	8,348,160
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1.81% (A), 10/25/2044	952,822	962,278
2.01% (A), 07/25/2044	470,475	473,277
6.50%, 07/25/2043	58,451	68,174
Federal National Mortgage Association
1.81% (A), 06/01/2043	125,984	128,304
2.28% (A), 08/01/2035	10,267	10,693
2.62% (A), 09/01/2035	669,682	702,186
2.64% (A), 07/01/2032	5,527	5,694
2.70% (A), 08/01/2035	338,206	350,854
2.71% (A), 10/01/2035	8,840	9,325
2.77% (A), 01/01/2028	24,160	25,509
2.83% (A), 01/01/2036	5,154,648	5,459,439
2.84% (A), 12/01/2034	7,326	7,677
2.88% (A), 08/01/2036	161,703	170,249
2.96% (A), 05/01/2035	566,757	595,412
3.00%, TBA (H) (L) (M)	194,000,000	191,980,000
3.50%, 02/01/2026	126,563	131,993
3.50%, TBA (H) (L) (M)	428,000,000	436,982,686
4.00%, 12/01/2040 - 03/01/2041	433,349	456,491
4.00%, TBA (H) (L) (M)	292,500,000	306,451,626
4.50%, 05/01/2019 - 07/01/2041	130,575	137,754
4.50%, TBA (H) (L) (M)	89,000,000	95,284,644
5.00%, 10/01/2020 - 06/01/2037	253,693	268,531
5.00%, TBA (H) (L) (M)	42,500,000	45,676,059
5.50%, 12/01/2017 - 09/01/2027	203,468	218,439
Federal National Mortgage Association REMIC
1.18% (A), 10/27/2037	21,271	21,256
1.23% (A), 09/25/2046	9,900,353	9,915,923
6.50%, 06/17/2038	532,144	530,604
Government National Mortgage Association
1.15% (A), 06/20/2061 - 10/20/2066	14,664,261	14,665,451
1.36% (A), 06/20/2065	5,930,869	5,873,319
1.38% (A), 04/20/2065 - 09/20/2065	45,522,257	45,125,530
1.40% (A), 09/20/2065	7,463,573	7,404,463
1.46% (A), 03/20/2062	4,859,680	4,874,965
1.48% (A), 10/20/2065	6,982,564	7,006,940
1.55% (A), 10/20/2066	8,340,715	8,337,959
1.56% (A), 09/20/2066	11,883,238	11,885,436
1.58% (A), 06/20/2066	6,402,440	6,410,785

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1.73% (A), 12/20/2066	$ 2,896,727	$ 2,923,450
3.00%, TBA (H) (L) (M)	7,000,000	7,059,098
3.50%, TBA (H) (L) (M)	5,000,000	5,175,391
4.00%, TBA (H) (L) (M)	20,000,000	21,085,469
Overseas Private Investment Corp.
2.07%, 05/15/2021	14,829,740	14,783,768

Total U.S. Government Agency Obligations (Cost $1,308,559,403)		1,316,282,205

U.S. GOVERNMENT OBLIGATIONS - 18.7%
U.S. Treasury - 12.6%
U.S. Treasury Bond
2.25%, 08/15/2046	7,400,000	6,262,827
2.50%, 02/15/2046 (N)	2,400,000	2,151,000
2.75%, 08/15/2042 (O)	9,600,000	9,152,246
2.75%, 11/15/2042	20,800,000	19,804,679
2.88%, 05/15/2043 (N) (O) (P)	6,300,000	6,133,888
2.88%, 08/15/2045	54,800,000	53,145,314
3.00%, 05/15/2042 (N) (P)	4,700,000	4,698,162
3.00%, 11/15/2044 - 05/15/2045	69,500,000	69,135,510
3.13%, 02/15/2043 (N) (O)	4,500,000	4,589,298
3.13%, 08/15/2044	74,000,000	75,439,522
3.38%, 05/15/2044	41,000,000	43,753,068
3.63%, 08/15/2043 (N) (P)	4,300,000	4,787,951
3.63%, 02/15/2044	9,300,000	10,362,237
3.75%, 11/15/2043 (N)	12,400,000	14,109,848
4.25%, 05/15/2039 (N) (P)	2,000,000	2,442,422
4.38%, 11/15/2039	9,200,000	11,418,782
4.38%, 05/15/2040 (N) (O)	1,000,000	1,241,602
4.50%, 08/15/2039 (N) (O) (P)	3,100,000	3,915,325
4.63%, 02/15/2040 (N)	1,100,000	1,412,941
U.S. Treasury Note
1.75%, 09/30/2022 (N) (O) (P)	5,600,000	5,515,345

		349,471,967

U.S. Treasury Inflation-Protected Securities - 6.1%
U.S. Treasury Inflation-Indexed Bond
0.75%, 02/15/2042	2,256,450	2,169,060
1.75%, 01/15/2028	33,609,260	38,003,503
2.38%, 01/15/2025 (P)	2,189,685	2,525,475
2.50%, 01/15/2029	35,395,605	43,273,499
3.63%, 04/15/2028	3,752,850	4,988,341
3.88%, 04/15/2029	26,584,380	36,761,465
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2023 (O) (P)	1,577,790	1,576,831
0.38%, 07/15/2023 (O) (P)	9,452,298	9,603,090
0.63%, 01/15/2026 (O) (P)	29,836,852	30,378,033

		169,279,297

Total U.S. Government Obligations (Cost $538,267,990)		518,751,264

COMMERCIAL PAPER - 4.1%
Banks - 0.2%
Korea Development Bank
1.31% (Q), 08/01/2017	6,600,000	6,571,371

Chemicals - 0.8%
Ecolab, Inc.
1.22% (Q), 04/13/2017	6,500,000	6,497,400
Syngenta AG
2.05% (Q), 09/14/2017	16,700,000	16,545,989

		23,043,389

	Principal	Value
COMMERCIAL PAPER (continued)
Consumer Finance - 0.4%
Ford Motor Credit Co.
1.70% (Q), 10/05/2017	$ 6,200,000	$ 6,146,861
1.75% (Q), 09/12/2017	4,600,000	4,564,375

		10,711,236

Electric Utilities - 0.3%
ENI Finance USA, Inc.
1.81% (Q), 10/02/2017	2,800,000	2,774,956
Entergy Corp.
1.47% (Q), 05/08/2017	7,000,000	6,989,640

		9,764,596

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp.
1.23% (Q), 05/08/2017	8,000,000	7,990,051

Food Products - 0.6%
Mondelez International, Inc.
1.12% (Q), 05/08/2017	16,800,000	16,781,007

Multi-Utilities - 0.3%
Engie SA
1.65% (Q), 10/03/2017	8,400,000	8,330,933

Oil, Gas & Consumable Fuels - 0.3%
Enbridge Energy Partners
1.70% (Q), 04/12/2017	3,100,000	3,098,418
1.73% (Q), 05/02/2017	4,700,000	4,693,120

		7,791,538

Technology Hardware, Storage & Peripherals - 0.5%
HP, Inc.
1.21% (Q), 04/17/2017	13,100,000	13,093,071

Wireless Telecommunication Services - 0.4%
Bell Canada
1.23% (Q), 04/17/2017	2,800,000	2,798,494
1.24% (Q), 04/17/2017	8,200,000	8,195,554

		10,994,048

Total Commercial Paper (Cost $115,071,240)		115,071,240

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 9.9%
Japan - 9.9%
Japan Treasury Discount Bill
0.00% (Q) (R), 04/24/2017 - 06/19/2017	JPY 30,670,000,000	275,556,833

Total Short-Term Foreign Government Obligations (Cost $269,874,220)		275,556,833

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bill
0.48% (Q), 04/27/2017 (N)	$ 404,000	403,803
0.49% (Q), 04/27/2017 (N)	2,755,000	2,753,658
0.54% (Q), 05/11/2017 (N)	584,000	583,557
0.61% (Q), 04/27/2017 (N)	842,000	841,590
0.72% (Q), 04/20/2017 (G) (N)	706,000	705,757
0.75% (Q), 04/20/2017 (G) (N)	820,000	819,718

Total Short-Term U.S. Government Obligations (Cost $6,108,611)		6,108,083

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (I)
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $94
Expiration Date 05/26/2017	256	$ 256
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $98
Expiration Date 05/26/2017	542	542
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $100
Expiration Date 05/26/2017	419	419
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $102
Expiration Date 05/26/2017	620	620
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $108
Expiration Date 05/26/2017	2,986	2,986
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $101
Expiration Date 05/26/2017	378	378
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $102
Expiration Date 05/26/2017	5	5
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $105
Expiration Date 05/26/2017	94	94
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $106
Expiration Date 05/26/2017	704	704
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $107
Expiration Date 05/26/2017	83	83
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $108
Expiration Date 05/26/2017	233	233
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $110
Expiration Date 05/26/2017	2,490	2,490
Put - Eurodollar Futures
Exercise Price $99
Expiration Date 06/19/2017	3,895	24,344

Total Exchange-Traded Options Purchased (Cost $184,559)		33,154

OVER-THE-COUNTER OPTIONS PURCHASED - 0.0% (S) (T)
Put - Federal National Mortgage Association, 3.50%, TBA
Exercise Price $70
Expiration Date 04/05/2017, JPM	89,000,000	0	(U)

Total Over-the-Counter Options Purchased (Cost $3,476)		0	(U)

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.0% (I) (S) (T)
Put - Receives Floating Rate Index 3-Month USD-LIBOR (J)
Exercise Rate 2.91%
Expiration Date 08/20/2018, MSCS	$ 12,500,000	$ 692,329
Put - Receives Floating Rate Index 3-Month USD-LIBOR (J)
Exercise Rate 2.93%
Expiration Date 08/20/2018, GSB	4,600,000	245,232
Put - Receives Floating Rate Index 3-Month USD-LIBOR (J)
Exercise Rate 2.94%
Expiration Date 08/20/2018, GSB	4,000,000	209,996

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $2,112,244)		1,147,557

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (Q)	35,320,177	35,320,177

Total Securities Lending Collateral (Cost $35,320,177)		35,320,177

	Principal	Value
REPURCHASE AGREEMENTS - 0.8%
Citigroup Global Markets, Inc. 0.96% (Q), dated 03/31/2017, to be repurchased at $13,801,104 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 12/31/2020, and with a value of $14,088,974.	$ 13,800,000	13,800,000
State Street Bank & Trust Co. 0.09% (Q), dated 03/31/2017, to be repurchased at $7,170,348 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $7,316,902.	7,170,294	7,170,294

Total Repurchase Agreements (Cost $20,970,294)		20,970,294

Total Investments (Cost $4,106,932,269) (V)		4,118,452,207
Net Other Assets (Liabilities) - (48.1)%		(1,337,025,347)

Net Assets - 100.0%		$ 2,781,426,860

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (2.4)%

Bank of Montreal 0.76% (Q), dated 02/09/2017, to be repurchased at $(10,644,716) on 04/10/2017. Collateralized by a U.S. Government Obligation, 3.00%, due 05/15/2045, and with a value of $(10,560,560).

	$ (10,631,250)	$ (10,631,250)
Bank of Nova Scotia 0.95% (Q), dated 04/03/2017, to be repurchased at $(17,787,946) on 05/03/2017. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2045, and with a value of $(17,751,714).	(17,773,875)	(17,773,875)
Credit Agricole 0.76% (Q), dated 03/28/2017, to be repurchased at $(32,703,713) on 04/06/2017. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(32,652,574).	(32,697,500)	(32,697,500)
Credit Agricole 0.76% (Q), dated 02/08/2017, to be repurchased at $(7,012,769) on 04/10/2017. Collateralized by a U.S. Government Obligation, 3.38%, due 05/15/2044, and with a value of $(7,021,136).	(7,003,750)	(7,003,750)

Total Reverse Repurchase Agreements (Cost $68,106,375)		$ (68,106,375)

OVER-THE-COUNTER OPTIONS WRITTEN: (S) (T)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Put - Federal National Mortgage Association, 3.50%, TBA	JPM	USD	100.42	05/04/2017	21,000,000	$(87,774)	$(15,677)
Put - Federal National Mortgage Association, 3.50%, TBA	JPM	USD	100.66	05/04/2017	30,000,000	(130,078)	(30,273)

Total						$(217,852)	$(45,950)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (S) (T)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - USD vs. BRL	JPM	USD	3.23	04/26/2017	USD	6,700,000	$(35,342)	$(37,701)
Call - USD vs. BRL	DUB	USD	3.25	04/26/2017	USD	34,300,000	(209,230)	(142,722)
Call - USD vs. BRL (W)	JPM	USD	3.31	06/01/2017	USD	10,400,000	(82,160)	(82,160)
Call - USD vs. BRL	GSB	USD	3.38	06/27/2017	USD	10,500,000	(116,550)	(105,851)
Call - USD vs. BRL	JPM	USD	3.51	09/27/2017	USD	31,500,000	(488,250)	(505,512)
Call - USD vs. BRL	DUB	USD	4.25	11/17/2017	USD	5,200,000	(151,840)	(15,376)
Call - USD vs. ZAR	SCB	USD	12.98	04/25/2017	USD	2,900,000	(56,057)	(126,762)
Call - USD vs. ZAR	JPM	USD	13.10	04/25/2017	USD	9,200,000	(73,269)	(340,814)
Call - USD vs. ZAR (W)	HSBC	USD	13.50	06/01/2017	USD	4,000,000	(60,000)	(60,000)
Call - USD vs. ZAR	HSBC	USD	13.58	06/27/2017	USD	2,400,000	(30,480)	(89,354)
Call - USD vs. ZAR	JPM	USD	14.00	05/02/2017	USD	4,800,000	(45,360)	(45,360)
Call - USD vs. ZAR	CITI	USD	14.00	06/28/2017	USD	16,400,000	(233,126)	(434,305)

Total							$(1,581,664)	$(1,985,917)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (S) (T)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Put - 5-Year	MSCS	3-Month USD-LIBOR	Pay	2.80%	08/20/2018	USD	55,100,000	$(1,229,497)	$(513,681)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	37,600,000	(875,828)	(350,533)

Total								$(2,105,325)	$(864,214)

CENTRALLY CLEARED SWAP AGREEMENTS: (X)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (Y)

Reference Obligation	Fixed Rate Receivable	Expiration Date	Implied Credit Spread at March 31, 2017 (Z)	Notional Amount (AA)		Fair Value (AB)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
General Motors Co., 3.50%, 10/02/2018	5.00%	06/20/2021	1.02%	USD	3,500,000	$569,078	$458,895	$110,183
MetLife, Inc., 4.75%, 02/08/2021	1.00	06/20/2021	0.59	USD	1,400,000	23,753	4,500	19,253
MetLife, Inc., 4.75%, 02/08/2021	1.00	12/20/2021	0.72	USD	4,500,000	61,548	(28,100)	89,648
Tesco PLC, 6.00%, 12/14/2029	1.00	06/20/2021	1.53	EUR	5,700,000	(130,508)	(237,602)	107,094
Tesco PLC, 6.00%, 12/14/2029	1.00	06/20/2022	1.92	EUR	4,000,000	(194,256)	(195,579)	1,323
Volkswagen International Finance NV, 5.38%, 05/22/2018	1.00	06/20/2017	0.19	EUR	5,300,000	11,767	3,965	7,802
Volkswagen International Finance NV, 5.38%, 05/22/2018	1.00	12/20/2021	0.88	EUR	7,400,000	50,589	(60,800)	111,389

Total						$391,971	$(54,721)	$446,692

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	12/16/2046	CAD	1,900,000	$204,249	$(24,682)	$228,931
3-Month USD-LIBOR	Pay	1.25	06/21/2021	USD	104,600,000	3,133,842	3,068,517	65,325
3-Month USD-LIBOR	Pay	1.25	06/21/2022	USD	35,800,000	1,503,639	1,466,661	36,978
3-Month USD-LIBOR	Pay	1.75	12/21/2026	USD	1,100,000	56,116	(27,921)	84,037
3-Month USD-LIBOR	Pay	2.00	12/16/2019	USD	33,400,000	(384,691)	(490,301)	105,610
3-Month USD-LIBOR	Pay	2.00	12/16/2019	USD	22,700,000	(264,781)	(63,261)	(201,520)
3-Month USD-LIBOR	Pay	2.25	12/16/2022	USD	130,500,000	(1,700,263)	(770,048)	(930,215)
3-Month USD-LIBOR	Pay	2.25	06/15/2026	USD	32,300,000	75,754	103,208	(27,454)
3-Month USD-LIBOR	Pay	2.35	08/05/2025	USD	2,800,000	(11,503)	—	(11,503)
3-Month USD-LIBOR	Pay	2.50	12/16/2025	USD	31,900,000	(666,719)	(177,422)	(489,297)
3-Month USD-LIBOR	Pay	2.50	06/15/2046	USD	35,000,000	921,399	(2,332,696)	3,254,095
3-Month USD-LIBOR	Pay	2.50	06/15/2046	USD	8,400,000	287,276	(348,017)	635,293
3-Month USD-LIBOR	Pay	2.75	12/16/2045	USD	158,000,000	(3,136,537)	7,584,626	(10,721,163)
6-Month GBP-LIBOR	Pay	1.00	09/20/2022	GBP	31,400,000	(136,993)	(203,146)	66,153
6-Month GBP-LIBOR	Pay	1.50	09/20/2027	GBP	36,800,000	(1,077,607)	(646,401)	(431,206)
6-Month GBP-LIBOR	Pay	1.75	03/21/2048	GBP	13,600,000	(1,303,631)	(439,327)	(864,304)
6-Month JPY-LIBOR	Pay	0.30	03/18/2026	JPY	15,040,000,000	(862,826)	(833,105)	(29,721)

Total						$(3,363,276)	$5,866,685	$(9,229,961)

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS: (S) (T)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (Y)

Reference Obligation	Counterparty	Fixed Rate Receivable	Expiration Date	Implied Credit Spread at March 31, 2017 (Z)	Notional Amount (AA)		Fair Value (AB)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG, 5.12%, 08/31/2017	JPM	1.00%	12/20/2017	0.45%	EUR	3,600,000	$16,701	$(39,405)	$56,106
Deutsche Bank AG, 5.12%, 08/31/2017	BNP	1.00	12/20/2017	0.45	EUR	3,200,000	14,845	(31,180)	46,025
Petrobras Global Finance BV, 8.38%, 12/10/2018	BNP	1.00	03/20/2020	1.67	USD	200,000	(3,810)	(22,035)	18,225
Petrobras Global Finance BV, 8.38%, 12/10/2018	HSBC	1.00	03/20/2020	1.67	USD	100,000	(1,905)	(10,444)	8,539
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	GSI	1.00	12/20/2019	1.54	USD	900,000	(12,503)	(52,345)	39,842
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BCI	1.00	12/20/2019	1.54	USD	1,400,000	(19,449)	(98,763)	79,314
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BNP	1.00	12/20/2019	1.54	USD	1,000,000	(13,892)	(50,224)	36,332

Total							$(20,013)	$(304,396)	$284,383

Credit Default Swap Agreements on Credit Indices – Sell Protection (Y)

Reference Obligation	Counterparty	Fixed Rate Receivable	Expiration Date	Notional Amount (AA)		Fair Value (AB)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCI	0.11%	05/25/2046	USD	7,171,735	$(877,766)	$(1,458,892)	$581,126
North America CMBS Basket Index - Series BBB7	GSI	3.00	01/17/2047	USD	10,600,000	(948,485)	(885,752)	(62,733)

Total						$(1,826,251)	$(2,344,644)	$518,393

FUTURES CONTRACTS: (AC)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(492)	09/18/2017	$56,714	$—
90-Day Eurodollar	Short	(622)	12/18/2017	50,629	—
3-Month EURIBOR	Long	877	09/18/2017	24,814	—
5-Year U.S. Treasury Note	Long	8,058	06/30/2017	1,162,482	—
10-Year Canada Government Bond	Short	(248)	06/21/2017	—	(211,605)
10-Year U.S. Treasury Note	Long	4,744	06/21/2017	845,992	—
Euro OAT	Short	(1,755)	06/08/2017	—	(2,845,653)
Euro-BTP Italy Government Bond	Short	(41)	06/08/2017	—	(21,697)
German Euro Bund	Long	1,311	06/08/2017	499,482	—
OTC Put Options Exercise Price EUR 142.00 on German Euro Bund Futures (Counterparty: GSB)	Long	4	05/26/2017	—	(4)
OTC Put Options Exercise Price EUR 142.50 on German Euro Bund Futures (Counterparty: GSB)	Long	909	05/26/2017	—	(824)
OTC Put Options Exercise Price EUR 143.00 on German Euro Bund Futures (Counterparty: GSB)	Long	280	05/26/2017	—	(254)
OTC Put Options Exercise Price EUR 143.50 on German Euro Bund Futures (Counterparty: GSB)	Long	1	05/26/2017	—	(1)
OTC Put Options Exercise Price EUR 145.00 on German Euro Bund Futures (Counterparty: GSB)	Long	356	05/26/2017	—	(323)
U.K. Gilt	Short	(313)	06/28/2017	—	(908,334)
U.S. Treasury Bond	Short	(40)	06/21/2017	—	(30,820)

Total				$2,640,113	$(4,019,515)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (S) (T)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	06/23/2017	SGD	23,515,000	USD	16,697,697	$123,390	$—
BNP	04/03/2017	DKK	232,179,800	USD	33,889,914	—	(591,262)
BNP	04/04/2017	BRL	5,388,816	USD	1,700,800	18,794	—
BNP	04/04/2017	EUR	30,624,000	USD	33,027,984	—	(352,708)
BNP	04/04/2017	USD	1,714,000	BRL	5,388,816	—	(5,594)
BNP	04/04/2017	USD	333,320	CAD	437,000	4,692	—
BNP	04/04/2017	USD	181,037	ILS	678,000	—	(6,152)
BNP	04/24/2017	USD	73,125,511	JPY	8,240,000,000	—	(959,667)
BNP	05/02/2017	USD	33,070,153	EUR	30,624,000	353,136	—
BNP	05/22/2017	USD	4,948,360	JPY	560,000,000	—	(91,716)
BNP	01/02/2018	USD	213,095	DKK	1,445,000	2,668	—
BNP	01/03/2018	USD	86,783	BRL	296,710	—	(2,818)
BNP	04/03/2018	USD	2,463,263	BRL	9,300,000	—	(305,571)
BNP	04/03/2018	USD	34,586,593	DKK	232,179,800	574,686	—
BOA	04/03/2017	DKK	743,591,553	USD	106,880,529	9,122	(245,590)
BOA	04/03/2017	USD	34,081,917	DKK	224,827,736	1,837,680	—
BOA	04/04/2017	AUD	23,133,000	USD	17,741,207	—	(68,923)
BOA	04/04/2017	BRL	13,152,300	USD	4,200,000	—	(3,044)
BOA	04/04/2017	EUR	1,045,000	USD	1,125,242	—	(10,246)
BOA	04/04/2017	USD	4,151,086	BRL	13,152,300	—	(45,870)
BOA	04/04/2017	USD	38,948,104	EUR	36,718,000	—	(229,364)
BOA	05/08/2017	USD	7,986,866	JPY	900,000,000	—	(109,312)
BOA	06/05/2017	USD	32,576,712	JPY	3,700,000,000	—	(741,040)
BOA	07/03/2017	USD	2,877,143	DKK	19,623,553	49,506	—
BOA	01/02/2018	USD	23,674,944	DKK	161,778,000	116,145	—
BOA	04/03/2018	USD	118,247,213	DKK	805,666,000	225,883	(296)
BOA	07/03/2018	USD	14,188,609	DKK	95,225,000	155,394	—
CITI	04/04/2017	CAD	8,692,000	USD	6,502,195	34,273	—
CITI	04/04/2017	EUR	1,332,000	USD	1,404,944	16,277	—
CITI	04/04/2017	USD	470,583	EUR	442,000	—	(1,024)
CITI	04/24/2017	USD	16,894,258	JPY	1,930,000,000	—	(458,217)
CITI	05/15/2017	USD	17,652,076	AUD	23,126,000	—	(1,611)
CITI	05/15/2017	USD	4,444,954	JPY	500,000,000	—	(54,019)
CITI	06/05/2017	USD	33,203,741	JPY	3,770,000,000	—	(744,348)
CITI	06/19/2017	USD	15,652,062	JPY	1,790,000,000	—	(477,341)
CITI	06/23/2017	USD	46,810,402	KRW	52,951,926,656	—	(586,879)
DUB	04/04/2017	BRL	38,838,740	USD	12,400,000	8,085	(14,475)
DUB	04/04/2017	USD	12,315,648	BRL	38,838,740	—	(77,962)
DUB	04/21/2017	RUB	10,734,015	USD	179,581	10,201	—
DUB	01/03/2018	USD	237,532	BRL	900,000	—	(34,251)
GSB	04/03/2017	USD	6,108,429	DKK	42,128,000	66,535	—
GSB	04/04/2017	BRL	51,389,800	USD	16,219,480	179,227	—
GSB	04/04/2017	EUR	965,000	USD	1,020,194	9,444	—
GSB	04/04/2017	GBP	16,557,000	USD	20,525,347	220,817	—
GSB	04/04/2017	USD	15,191,759	BRL	51,389,800	—	(1,206,948)
GSB	04/04/2017	USD	9,014,891	CAD	11,805,000	137,416	—
GSB	04/04/2017	USD	2,315,725	EUR	2,174,000	14,907	(18,802)
GSB	04/04/2017	USD	2,893,370	GBP	2,327,000	—	(22,395)
GSB	04/04/2017	USD	829,954	JPY	94,300,000	—	(17,186)
GSB	05/02/2017	USD	16,875,799	GBP	13,572,000	—	(141,323)
GSB	07/03/2017	DKK	42,128,000	USD	6,137,261	—	(66,868)
GSB	10/02/2017	USD	329,963	DKK	2,252,000	3,874	—
GSB	04/03/2018	USD	14,918,275	DKK	102,206,200	—	(53,862)
HSBC	04/03/2017	USD	36,810,119	DKK	254,934,000	248,116	—
HSBC	04/04/2017	BRL	6,924,954	USD	2,236,345	—	(26,562)
HSBC	04/04/2017	USD	2,185,631	BRL	6,924,954	—	(24,151)
HSBC	05/16/2017	IDR	43,923,110,000	USD	3,091,000	188,280	—
HSBC	10/02/2017	USD	3,928,637	DKK	25,654,000	213,935	—

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (S) (T)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	01/03/2018	USD	16,991,036	BRL	57,000,000	$—	$(221,846)
JPM	04/03/2017	USD	11,305,663	DKK	74,798,264	578,281	—
JPM	04/04/2017	BRL	82,768,800	USD	26,352,069	63,680	(3,868)
JPM	04/04/2017	CAD	2,376,000	USD	1,772,054	14,721	—
JPM	04/04/2017	EUR	6,791,000	USD	7,290,932	—	(45,053)
JPM	04/04/2017	USD	25,571,243	BRL	82,768,800	19,227	(859,865)
JPM	04/04/2017	USD	852,854	EUR	789,000	11,005	—
JPM	04/04/2017	USD	611,117	NZD	860,000	8,321	—
JPM	05/08/2017	USD	55,747,892	JPY	6,280,000,000	—	(745,438)
JPM	05/15/2017	EUR	896,307	USD	957,297	886	—
JPM	06/23/2017	USD	278,893	THB	9,785,669	—	(5,718)
JPM	10/03/2017	USD	20,241,870	BRL	71,600,000	—	(1,729,981)
JPM	01/02/2018	USD	13,618,046	DKK	92,143,000	199,792	—
JPM	01/03/2018	BRL	296,710	USD	86,190	3,410	—
JPM	01/03/2018	USD	11,492,046	BRL	41,900,000	—	(1,160,932)
JPM	04/03/2018	USD	24,762,752	BRL	83,500,000	—	(97,212)
MSCS	04/04/2017	USD	17,846,412	GBP	14,230,000	16,012	—
MSCS	06/23/2017	USD	50,627,037	SGD	71,274,009	—	(357,710)
NGFP	04/04/2017	BRL	800,000	USD	252,493	2,790	—
NGFP	04/04/2017	USD	234,047	BRL	800,000	—	(21,237)
NGFP	01/03/2018	USD	28,434,204	BRL	96,500,000	—	(706,904)
SCB	06/23/2017	USD	4,535,792	KRW	5,222,738,265	—	(139,082)
SCB	06/23/2017	USD	26,336,265	TWD	811,631,010	—	(515,816)
SCB	10/03/2017	USD	12,256,101	BRL	45,100,000	—	(1,583,710)
UBS	04/03/2017	USD	18,722,984	DKK	123,186,000	1,055,953	—
UBS	04/04/2017	USD	684,714	EUR	634,000	8,247	—
UBS	04/20/2017	INR	60,931,005	USD	885,368	50,375	—
UBS	05/15/2017	USD	1,969,540	JPY	220,000,000	—	(10,007)
UBS	05/22/2017	USD	15,727,397	JPY	1,780,000,000	—	(292,845)
UBS	06/19/2017	USD	8,747,108	JPY	1,000,000,000	—	(263,731)
UBS	06/23/2017	USD	13,833,031	KRW	15,862,122,170	—	(365,157)
UBS	06/23/2017	USD	73,316,068	TWD	2,238,486,179	—	(742,232)
UBS	04/03/2018	USD	6,828,782	DKK	46,248,000	55,470	(1,536)

Total						$6,910,653	$(17,667,277)

SECURITY VALUATION:

Valuation Inputs (AD)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$299,823,513		$—	$299,823,513
Certificates of Deposit	—	130,800,000		—	130,800,000
Corporate Debt Securities	—	975,978,025		—	975,978,025
Foreign Government Obligations	—	127,424,993		—	127,424,993
Loan Assignment	—	2,814,314		—	2,814,314
Mortgage-Backed Securities	—	249,546,387		—	249,546,387
Municipal Government Obligations	—	42,824,168		—	42,824,168
U.S. Government Agency Obligations	—	1,316,282,205		—	1,316,282,205
U.S. Government Obligations	—	518,751,264		—	518,751,264
Commercial Paper	—	115,071,240		—	115,071,240
Short-Term Foreign Government Obligations	—	275,556,833		—	275,556,833
Short-Term U.S. Government Obligations	—	6,108,083		—	6,108,083
Exchange-Traded Options Purchased	33,154	—		—	33,154
Over-the-Counter Options Purchased	—	—	(V)	—	—	(V)
Over-the-Counter Interest Rate Swaptions Purchased	—	1,147,557		—	1,147,557
Securities Lending Collateral	35,320,177	—		—	35,320,177
Repurchase Agreements	—	20,970,294		—	20,970,294

Total Investments	$35,353,331	$4,083,098,876		$—	$4,118,452,207

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (AD)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$716,735	$—	$716,735
Centrally Cleared Interest Rate Swap Agreements	—	6,182,275	—	6,182,275
Over-the-Counter Credit Default Swap Agreements	—	31,546	—	31,546
Futures Contracts (AE)	2,640,113	—	—	2,640,113
Forward Foreign Currency Contracts (AE)	—	6,910,653	—	6,910,653

Total Other Financial Instruments	$2,640,113	$13,841,209	$—	$16,481,322

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(68,106,375)	$—	$(68,106,375)
Over-the-Counter Options Written	—	(45,950)	—	(45,950)
Over-the-Counter Foreign Exchange Options Written	—	(1,985,917)	—	(1,985,917)
Over-the-Counter Interest Rate Swaptions Written	—	(864,214)	—	(864,214)
Centrally Cleared Credit Default Swap Agreements	—	(324,764)	—	(324,764)
Centrally Cleared Interest Rate Swap Agreements	—	(9,545,551)	—	(9,545,551)
Over-the-Counter Credit Default Swap Agreements	—	(1,877,810)	—	(1,877,810)
Futures Contracts (AE)	(4,019,515)	—	—	(4,019,515)
Forward Foreign Currency Contracts (AE)	—	(17,667,277)	—	(17,667,277)

Total Other Financial Instruments	$(4,019,515)	$(100,417,858)	$—	$(104,437,373)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Mortgage-Backed Securities (K)	$—	$—	$—	$11,027,974

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $460,130,675, representing 16.5% of the Portfolio’s net assets.

(C)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, the total value of Regulation S securities is $65,444,650, representing 2.4% of the Portfolio’s net assets.

(D)	Securities in default.
(E)	Non-income producing securities.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)

All or a portion of the securities are on loan. The total value of all securities on loan is $34,603,349. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(H)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after March 31, 2017.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)

Illiquid securities and derivatives. At March 31, 2017, total value of illiquid securities is $18,684,065, representing 0.7% of the Portfolio’s net assets, and total value of illiquid derivatives is $1,147,557, representing less than 0.1% of the Portfolio’s net assets.

(K)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(L)	Cash in the amount of $5,272,000 has been segregated by the broker as collateral for open TBA commitment transactions.
(M)	Securities with a total value of $1,663,096 have been segregated by the broker as collateral for open TBA commitment transactions.
(N)

All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts is $15,464,009.

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(O)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $19,695,449.

(P)

All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $49,574,722.

(Q)	Rates disclosed reflect the yields at March 31, 2017.
(R)	Percentage rounds to less than 0.01% or (0.01)%.
(S)	Securities with a total value of $474,452 have been segregated by the broker as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts.
(T)	Cash in the amount of $1,069,000 has been segregated by the broker as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts.
(U)	Security deemed worthless.
(V)

Aggregate cost for federal income tax purposes is $4,106,932,269. Aggregate gross unrealized appreciation and depreciation for all securities is $53,922,634 and $42,402,696, respectively. Net unrealized appreciation for tax purposes is $11,519,938.

(W)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, total value of derivatives is $(142,160), representing less than (0.1)% of the Portfolio’s net assets.

(X)	Cash in the amount of $756,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(Y)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(Z)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(AA)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(AB)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(AC)	Cash in the amount of $848,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(AD)

The Portfolio recognizes transfers between Levels at the end of the reporting period. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(AE)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NZD	New Zealand Dollar
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BCI	Barclays Capital, Inc.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
NGFP	Nomura Global Financial Products, Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2017 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.6%
American Express Credit Account Master Trust
Series 2013-1, Class A,
1.33% (A), 02/16/2021	$ 1,050,000	$ 1,053,305

Total Asset-Backed Security (Cost $1,053,486)		1,053,305

CORPORATE DEBT SECURITIES - 19.8%
Airlines - 0.1%
Delta Air Lines, Inc.
2.88%, 03/13/2020	185,000	186,498

Banks - 8.4%
BAC Capital Trust XIV
4.00% (A), 04/17/2017 (B)	700,000	571,200
Bank of America Corp.
3.17% (A), 11/19/2024, MTN	5,000,000	4,662,500
4.18%, 11/25/2027, MTN	137,000	137,498
BankBoston Capital Trust IV
1.71% (A), 06/08/2028	242,000	218,405
Barclays PLC
3.14% (A), 08/10/2021	231,000	240,998
Citigroup, Inc.
0.00% (A) (C), 03/27/2025, MTN	1,000,000	967,870
2.22% (A), 08/02/2021	465,000	472,235
5.00% (A), 03/30/2020, MTN	2,000,000	2,094,980
Corestates Capital II
1.67% (A), 01/15/2027 (D)	219,000	197,647
Eksportfinans ASA
5.50%, 06/26/2017, MTN	700,000	704,729
HSBC Holdings PLC
2.65% (A), 01/05/2022	1,400,000	1,439,455
4.38%, 11/23/2026	250,000	251,941
JPMorgan Chase & Co.
2.00% (A), 03/22/2019	1,000,000	1,008,876
2.27% (A), 10/24/2023	247,000	252,664
PNC Financial Services Group, Inc.
5.00% (A), 11/01/2026 (B)	497,000	494,515
Royal Bank of Scotland Group PLC
8.63% (A), 08/15/2021 (B)	234,000	243,945
Standard Chartered PLC
2.55% (A), 01/30/2027 (B) (D)	400,000	334,000
SunTrust Capital III
1.78% (A), 03/15/2028	215,000	187,588
Wachovia Capital Trust II
1.52% (A), 01/15/2027	318,000	284,610
Wells Fargo & Co.
1.50% (A), 04/22/2019	1,000,000	1,003,279
Wells Fargo Capital II
1.54% (A), 01/30/2027	227,000	203,732
Westpac Banking Corp.
4.32% (A), 11/23/2031, MTN	76,000	76,799

		16,049,466

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
1.72% (A), 08/01/2018	1,000,000	1,006,548

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.9%
Credit Suisse Group Funding Guernsey, Ltd.
3.31% (A), 04/16/2021	$ 1,007,000	$ 1,056,400
Goldman Sachs Capital II
4.00% (A), 05/01/2017 (B) (E)	45,000	37,645
Goldman Sachs Capital III
4.00% (A), 05/01/2017 (B)	23,000	18,860
Goldman Sachs Group, Inc.
2.20% (A), 04/23/2020	425,000	430,958
2.21% (A), 11/15/2021	741,000	749,495
2.79% (A), 10/28/2027, MTN	173,000	178,051
Morgan Stanley
1.84% (A), 02/14/2020	516,000	517,122
1.89% (A), 01/24/2019	1,000,000	1,007,782
2.44% (A), 04/21/2021, MTN	1,000,000	1,025,662
State Street Corp.
2.13% (A), 06/01/2077	564,000	494,205

		5,516,180

Construction Materials - 0.2%
Vulcan Materials Co.
3.90%, 04/01/2027	318,000	319,771

Consumer Finance - 1.1%
Navient Corp.
4.23% (A), 12/15/2020, MTN	189,000	165,375
4.99% (A), 05/03/2019, MTN	2,000,000	1,910,000

		2,075,375

Diversified Financial Services - 1.0%
Hartford Life Institutional Funding
4.80% (A), 05/08/2018, MTN (D) (F)	2,000,000	2,014,020

Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.
1.41% (A), 08/15/2019	200,000	199,821

Insurance - 0.6%
Chubb Corp.
6.38% (A), 03/29/2067	500,000	483,750
Prudential Financial, Inc.
8.88% (A), 06/15/2068	229,000	246,175
XLIT, Ltd.
6.50% (A), 05/01/2017 (B)	500,000	420,000

		1,149,925

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.38%, 05/01/2047 (D) (G)	174,000	174,794
Viacom, Inc.
6.25% (A), 02/28/2057	123,000	123,984

		298,778

Metals & Mining - 2.1%
Alcoa Nederland Holding BV
6.75%, 09/30/2024 (D)	247,000	264,908
Glencore Finance Canada, Ltd.
2.70%, 10/25/2017 (D)	230,000	230,922
Glencore Funding LLC
4.00%, 04/16/2025 (D)	223,000	221,923
4.00%, 03/27/2027 (D) (E)	628,000	619,989
Goldcorp, Inc.
2.13%, 03/15/2018	760,000	761,869
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (D)	742,000	762,184
5.75%, 11/15/2041 (D)	463,000	482,454

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Vale Overseas, Ltd.
6.25%, 08/10/2026	$ 633,000	$ 687,596

		4,031,845

Multi-Utilities - 0.5%
National Grid PLC
1.25%, 10/06/2021, MTN (H)	GBP 520,000	797,316
WEC Energy Group, Inc.
6.25% (A), 05/15/2067	$ 242,000	223,850

		1,021,166

Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.
4.85%, 03/15/2021	812,000	868,639
BP Capital Markets PLC
2.01% (A), 09/16/2021 (E)	484,000	491,767
EnLink Midstream Partners, LP
4.85%, 07/15/2026	495,000	510,782
Hess Corp.
4.30%, 04/01/2027	117,000	114,919
MPLX, LP
4.13%, 03/01/2027	131,000	130,432
Phillips 66 Partners, LP
3.55%, 10/01/2026	495,000	472,800
TOTAL SA
3.88% (A), 05/18/2022, MTN (B) (H)	EUR 450,000	509,520

		3,098,859

Real Estate Management & Development - 0.1%
Vonovia Finance BV
3.20%, 10/02/2017 (H)	$ 200,000	201,137

Transportation Infrastructure - 0.5%
Heathrow Funding, Ltd.
1.37%, 03/28/2032 (H)	GBP 553,450	878,629

Total Corporate Debt Securities (Cost $38,249,409)		38,048,018

FOREIGN GOVERNMENT OBLIGATIONS - 19.8%
Australia - 4.2%
Australia Government Bond
1.00%, 11/21/2018 (H)	AUD 10,000,000	8,178,770

Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2019	BRL 3,000,000	966,537

France - 2.2%
France Republic Government Bond OAT
0.10%, 07/25/2021 (H)	EUR 3,838,406	4,329,444

Italy - 2.2%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (H)	2,525,850	2,676,307
2.10%, 09/15/2021 (H)	1,303,020	1,526,588

		4,202,895

Mexico - 1.0%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 16,082,009	838,646
4.50%, 12/04/2025	18,246,499	1,061,113

		1,899,759

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand - 1.9%
New Zealand Government Bond
2.00%, 09/20/2025 (H)	NZD 5,000,000	$ 3,666,649

Spain - 0.9%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (H)	EUR 1,505,400	1,679,353

United Kingdom - 6.9%
U.K. Gilt Inflation-Linked
0.13%, 11/22/2019 - 03/22/2044 (H)	GBP 9,062,795	13,179,900

Total Foreign Government Obligations (Cost $39,087,266)		38,103,307

MORTGAGE-BACKED SECURITIES - 0.1%
COMM Mortgage Trust
Series 2015-CR24, Class A2,
3.02%, 08/10/2048	$ 73,700	75,220
GS Mortgage Securities Corp. II
Series 2015-GC30, Class A2,
2.73%, 05/10/2050	82,500	83,675

Total Mortgage-Backed Securities (Cost $160,506)		158,895

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.63% (A), 04/25/2024	2,025,079	2,045,820
3.18% (A), 02/25/2024 - 03/25/2025	1,462,691	1,494,037
Federal National Mortgage Association Connecticut Avenue Securities
2.58% (A), 01/25/2024	181,829	183,676
2.98% (A), 10/25/2023	145,967	147,527

Total U.S. Government Agency Obligations (Cost $3,811,442)		3,871,060

U.S. GOVERNMENT OBLIGATIONS - 54.5%
U.S. Treasury Inflation-Protected Securities - 54.5%
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	2,640,075	2,454,446
0.75%, 02/15/2042 - 02/15/2045	5,611,023	5,358,859
1.00%, 02/15/2046	2,509,876	2,548,023
1.38%, 02/15/2044	2,613,801	2,881,729
2.00%, 01/15/2026	2,446,560	2,775,710
2.38%, 01/15/2025 - 01/15/2027	6,843,263	7,964,866
2.50%, 01/15/2029	565,425	691,270
3.63%, 04/15/2028	1,050,798	1,396,735
3.88%, 04/15/2029	3,101,511	4,288,838
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2018 - 07/15/2024	44,035,710	44,356,365
0.25%, 01/15/2025	2,408,938	2,388,448
0.38%, 07/15/2025	4,105,558	4,116,052
0.63%, 01/15/2024 - 01/15/2026	7,276,206	7,419,751
1.13%, 01/15/2021	1,409,573	1,484,125
1.25%, 07/15/2020	9,407,385	9,954,349
1.38%, 01/15/2020	4,378,803	4,612,758

Total U.S. Government Obligations (Cost $103,801,458)		104,692,324

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.8%
Banks - 0.3%
Santander Finance Preferred SAU
4.00% (A)	3,150	$ 77,647
US Bancorp
Series A, 3.50% (A)(E)	500	430,000

		507,647

Consumer Finance - 0.4%
Navient Corp.
4.13% (A)	30,888	783,011

Insurance - 0.1%
Prudential Financial, Inc.
4.47% (A)	10,368	269,879

Total Preferred Stocks (Cost $1,483,957)		1,560,537

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (I)	1,012,305	1,012,305

Total Securities Lending Collateral (Cost $1,012,305)		1,012,305

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.09% (I), dated 03/31/2017, to be repurchased at $4,344,557 on 04/03/2017. Collateralized by a U.S. Government Obligation, 2.63%, due 04/30/2018, and with a value of $4,433,369.	$ 4,344,525	4,344,525

Total Repurchase Agreement (Cost $4,344,525)		4,344,525

Total Investments (Cost $193,004,354) (J)		192,844,276
Net Other Assets (Liabilities) - (0.4)%		(856,163)

Net Assets - 100.0%		$ 191,988,113

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	05/12/2017	USD	10,772,679	EUR	9,979,947	$112,422	$(7,061)
GSC	05/12/2017	USD	3,977,436	GBP	3,255,000	—	(104,791)
JPMS	06/16/2017	USD	8,043,315	AUD	10,500,000	32,708	—
JPMS	06/16/2017	USD	951,777	BRL	3,000,000	10,320	—
JPMS	06/16/2017	USD	6,806,979	GBP	5,450,000	—	(34,080)
JPMS	06/16/2017	USD	1,785,550	MXN	34,500,000	—	(35,402)
JPMS	06/16/2017	USD	3,658,741	NZD	5,200,000	20,777	—

Total						$176,227	$(181,334)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$1,053,305	$—	$1,053,305
Corporate Debt Securities	—	38,048,018	—	38,048,018
Foreign Government Obligations	—	38,103,307	—	38,103,307
Mortgage-Backed Securities	—	158,895	—	158,895
U.S. Government Agency Obligations	—	3,871,060	—	3,871,060
U.S. Government Obligations	—	104,692,324	—	104,692,324
Preferred Stocks	1,560,537	—	—	1,560,537
Securities Lending Collateral	1,012,305	—	—	1,012,305
Repurchase Agreement	—	4,344,525	—	4,344,525

Total Investments	$2,572,842	$190,271,434	$—	$192,844,276

Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$176,227	$—	$176,227

Total Other Financial Instruments	$—	$176,227	$—	$176,227

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$(181,334)	$—	$(181,334)

Total Other Financial Instruments	$—	$(181,334)	$—	$(181,334)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Percentage rounds to less than 0.01% or (0.01)%.
(D)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $5,302,841, representing 2.8% of the Portfolio’s net assets.

(E)

All or a portion of the securities are on loan. The total value of all securities on loan is $992,252. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, value of the security is $2,014,020, representing 1.0% of the Portfolio’s net assets.
(G)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2017.
(H)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, the total value of Regulation S securities is $37,623,613, representing 19.6% of the Portfolio’s net assets.

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	Rates disclosed reflect the yields at March 31, 2017.
(J)

Aggregate cost for federal income tax purposes is $193,004,354. Aggregate gross unrealized appreciation and depreciation for all securities is $2,191,272 and $2,351,350, respectively. Net unrealized depreciation for tax purposes is $160,078.

(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 73.7%
Money Market Funds - 73.7%
State Street Institutional U.S. Government Money Market Fund	4,790,698	$ 4,790,698
Dreyfus Treasury Cash Management	4,790,699	4,790,699
UBS Select Treasury Preferred	4,790,699	4,790,699
BlackRock Liquidity Funds T-Fund Portfolio	4,790,699	4,790,699

Total Short-Term Investment Companies (Cost $19,162,795)		19,162,795

	Principal	Value
REPURCHASE AGREEMENT - 18.4%
State Street Bank & Trust Co. 0.09% (A), dated 03/31/2017, to be repurchased at $4,790,735 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $4,887,985.	$ 4,790,699	4,790,699

Total Repurchase Agreement (Cost $4,790,699)		4,790,699

Total Investments (Cost $23,953,494) (B)		23,953,494
Net Other Assets (Liabilities) - 7.9%		2,060,372

Net Assets - 100.0%		$ 26,013,866

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS: (C)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Short	(441)	06/16/2017	$ 25,742	$ —

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$19,162,795	$—	$—	$19,162,795
Repurchase Agreement	—	4,790,699	—	4,790,699

Total Investments	$19,162,795	$4,790,699	$—	$23,953,494

Other Financial Instruments
Futures Contracts (E)	$25,742	$—	$—	$25,742

Total Other Financial Instruments	$25,742	$—	$—	$25,742

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2017.
(B)	Aggregate cost for federal income tax purposes is $23,953,494.
(C)	Cash in the amount of $2,517,955 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica QS Investors Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 14.5%
iShares Edge MSCI Min Vol EAFE ETF (A)	355,904	$ 23,489,664
Vanguard FTSE All-World ex-US ETF (A)	650,999	31,137,282
Vanguard Total International Stock ETF (A)	208,878	10,377,059

		65,004,005

International Fixed Income Fund - 3.5%
Vanguard Total International Bond ETF (A)	290,058	15,700,840

U.S. Equity Funds - 33.5%
iShares Core S&P 500 ETF (A)	128,623	30,518,379
iShares Edge MSCI Min Vol USA ETF (A)	360,167	17,187,169
iShares Russell 1000 ETF (A)	694,807	91,193,419
Vanguard Small-Cap Growth ETF (A)	42,484	5,976,224
Vanguard Small-Cap Value ETF (A)	49,089	6,031,075

		150,906,266

U.S. Fixed Income Funds - 47.9%
iShares Core U.S. Aggregate Bond ETF	460,776	49,989,588
iShares TIPS Bond ETF	31,401	3,600,125
SPDR Bloomberg Barclays Convertible Securities ETF (A)	234,299	11,269,782
Vanguard Total Bond Market ETF	1,861,913	150,963,906

		215,823,401

Total Exchange-Traded Funds (Cost $437,993,770)		447,434,512

SECURITIES LENDING COLLATERAL - 26.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (B)	118,561,415	118,561,415

Total Securities Lending Collateral (Cost $118,561,415)		118,561,415

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.09% (B), dated 03/31/2017, to be repurchased at $3,168,555 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $3,236,146.	$ 3,168,531	3,168,531

Total Repurchase Agreement (Cost $3,168,531)		3,168,531

Total Investments (Cost $559,723,716) (C)		569,164,458
Net Other Assets (Liabilities) - (26.4)%		(118,903,246)

Net Assets - 100.0%		$ 450,261,212

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica QS Investors Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$447,434,512	$—	$—	$447,434,512
Securities Lending Collateral	118,561,415	—	—	118,561,415
Repurchase Agreement	—	3,168,531	—	3,168,531

Total Investments	$565,995,927	$3,168,531	$—	$569,164,458

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $115,999,649. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at March 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $559,723,716. Aggregate gross unrealized appreciation and depreciation for all securities is $13,964,696 and $4,523,954, respectively. Net unrealized appreciation for tax purposes is $9,440,742.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica QS Investors Active Asset Allocation –

Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.0%
International Equity Funds - 28.3%
iShares Edge MSCI Min Vol EAFE ETF	299,076	$ 19,739,016
Vanguard FTSE All-World ex-US ETF (A)	2,750,436	131,553,354
Vanguard Total International Stock ETF	878,843	43,660,920

		194,953,290

International Fixed Income Fund - 0.8%
Vanguard Total International Bond ETF (A)	97,422	5,273,453

U.S. Equity Funds - 64.7%
iShares Core S&P 500 ETF	422,831	100,325,112
iShares Edge MSCI Min Vol USA ETF (A)	168,042	8,018,964
iShares Russell 1000 ETF (A)	2,300,744	301,972,650
Vanguard Small-Cap Growth ETF (A)	124,302	17,485,562
Vanguard Small-Cap Value ETF (A)	139,976	17,197,451

		444,999,739

U.S. Fixed Income Funds - 5.2%
iShares Core U.S. Aggregate Bond ETF	73,132	7,934,091
iShares TIPS Bond ETF	14,376	1,648,208
SPDR Bloomberg Barclays Convertible Securities ETF (A)	49,531	2,382,441
Vanguard Total Bond Market ETF (A)	291,811	23,660,036

		35,624,776

Total Exchange-Traded Funds (Cost $642,836,128)		680,851,258

SECURITIES LENDING COLLATERAL - 16.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (B)	115,384,808	115,384,808

Total Securities Lending Collateral (Cost $115,384,808)		115,384,808

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.09% (B), dated 03/31/2017, to be repurchased at $6,778,303 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $6,917,196.	$ 6,778,253	6,778,253

Total Repurchase Agreement (Cost $6,778,253)		6,778,253

Total Investments (Cost $764,999,189) (C)		803,014,319
Net Other Assets (Liabilities) - (16.8)%		(115,721,368)

Net Assets - 100.0%		$ 687,292,951

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica QS Investors Active Asset Allocation –

Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$680,851,258	$—	$—	$680,851,258
Securities Lending Collateral	115,384,808	—	—	115,384,808
Repurchase Agreement	—	6,778,253	—	6,778,253

Total Investments	$796,236,066	$6,778,253	$—	$803,014,319

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $113,025,924. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at March 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $764,999,189. Aggregate gross unrealized appreciation for all securities is $38,015,130.
(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 21.4%
iShares Edge MSCI Min Vol EAFE ETF (A)	1,051,588	$ 69,404,808
Vanguard FTSE All-World ex-US ETF (A)	4,113,663	196,756,501
Vanguard Total International Stock ETF (A)	1,306,828	64,923,215

		331,084,524

International Fixed Income Fund - 2.8%
Vanguard Total International Bond ETF (A)	810,821	43,889,741

U.S. Equity Funds - 47.2%
iShares Core S&P 500 ETF (A)	668,422	158,596,488
iShares Edge MSCI Min Vol USA ETF (A)	797,344	38,049,256
iShares Russell 1000 ETF (A)	3,626,830	476,021,437
Vanguard Small-Cap Growth ETF (A)	203,470	28,622,125
Vanguard Small-Cap Value ETF (A)	229,472	28,192,930

		729,482,236

U.S. Fixed Income Funds - 28.1%
iShares Core U.S. Aggregate Bond ETF	917,335	99,521,674
iShares TIPS Bond ETF	105,145	12,054,874
SPDR Bloomberg Barclays Convertible Securities ETF (A)	502,535	24,171,934
Vanguard Total Bond Market ETF	3,694,622	299,559,952

		435,308,434

Total Exchange-Traded Funds (Cost $1,484,933,706)		1,539,764,935

SECURITIES LENDING COLLATERAL - 16.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (B)	259,775,899	259,775,899

Total Securities Lending Collateral (Cost $259,775,899)		259,775,899

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.09% (B), dated 03/31/2017, to be repurchased at $8,610,979 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $8,786,852.	$ 8,610,915	8,610,915

Total Repurchase Agreement (Cost $8,610,915)		8,610,915

Total Investments (Cost $1,753,320,520) (C)		1,808,151,749
Net Other Assets (Liabilities) - (16.9)%		(261,255,186)

Net Assets - 100.0%		$ 1,546,896,563

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,539,764,935	$—	$—	$1,539,764,935
Securities Lending Collateral	259,775,899	—	—	259,775,899
Repurchase Agreement	—	8,610,915	—	8,610,915

Total Investments	$1,799,540,834	$8,610,915	$—	$1,808,151,749

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $254,290,960. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at March 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $1,753,320,520. Aggregate gross unrealized appreciation and depreciation for all securities is $63,274,189 and $8,442,960, respectively. Net unrealized appreciation for tax purposes is $54,831,229.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 0.7%
Aerovironment, Inc. (A)	46,500	$ 1,303,395
Curtiss-Wright Corp.	11,500	1,049,490
Orbital ATK, Inc.	18,024	1,766,352

		4,119,237

Airlines - 2.3%
Alaska Air Group, Inc.	53,900	4,970,658
JetBlue Airways Corp. (A)	271,800	5,601,798
United Continental Holdings, Inc. (A)	39,500	2,790,280

		13,362,736

Auto Components - 0.7%
Dana, Inc.	4,500	86,895
Gentex Corp.	49,600	1,057,968
Stoneridge, Inc. (A)	53,500	970,490
Visteon Corp. (A)	18,500	1,812,075

		3,927,428

Banks - 6.6%
Berkshire Hills Bancorp, Inc.	72,812	2,624,873
CIT Group, Inc.	170,900	7,336,737
First Citizens BancShares, Inc., Class A	12,407	4,160,936
First Community Bancshares, Inc.	105,659	2,638,305
First Republic Bank, Class A	16,900	1,585,389
Hanmi Financial Corp., Class B	47,000	1,445,250
Hope Bancorp, Inc.	63,472	1,216,758
Lakeland Bancorp, Inc., Class A	180,500	3,537,800
Sandy Spring Bancorp, Inc.	76,500	3,135,735
Sterling Bancorp	136,500	3,235,050
Umpqua Holdings Corp.	95,500	1,694,170
Union Bankshares Corp.	32,000	1,125,760
United Community Banks, Inc.	67,500	1,869,075
Washington Trust Bancorp, Inc.	25,603	1,262,228
Webster Financial Corp.	29,400	1,471,176

		38,339,242

Biotechnology - 0.7%
United Therapeutics Corp. (A)	30,600	4,142,628

Building Products - 2.0%
American Woodmark Corp. (A)	13,000	1,193,400
Caesarstone, Ltd. (A) (B)	99,000	3,588,750
Continental Building Products, Inc. (A)	144,600	3,542,700
Gibraltar Industries, Inc. (A)	13,500	556,200
Insteel Industries, Inc.	26,200	946,868
JELD-WEN Holding, Inc. (A)	40,400	1,327,140
Masonite International Corp. (A)	3,000	237,750
PGT Innovations, Inc. (A)	35,800	384,850

		11,777,658

Capital Markets - 1.6%
E*TRADE Financial Corp. (A)	77,000	2,686,530
Janus Capital Group, Inc.	82,000	1,082,400
Legg Mason, Inc.	42,500	1,534,675
Piper Jaffray Cos.	29,200	1,864,420
Stifel Financial Corp. (A)	36,800	1,846,992
Waddell & Reed Financial, Inc., Class A (B)	21,700	368,900

		9,383,917

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.1%
Albemarle Corp.	19,400	$ 2,049,416
Chase Corp.	7,500	715,500
Mosaic Co.	60,500	1,765,390
Trinseo SA	26,500	1,778,150

		6,308,456

Commercial Services & Supplies - 0.7%
HNI Corp.	26,900	1,239,821
Hudson Technologies, Inc. (A)	51,100	337,260
Knoll, Inc.	36,000	857,160
Tetra Tech, Inc.	35,000	1,429,750

		3,863,991

Communications Equipment - 1.6%
ARRIS International PLC (A)	198,436	5,248,632
Harmonic, Inc. (A)	141,600	842,520
KVH Industries, Inc. (A)	227,782	1,913,369
NETGEAR, Inc. (A)	24,000	1,189,200

		9,193,721

Construction & Engineering - 1.4%
Comfort Systems USA, Inc., Class A	57,700	2,114,705
EMCOR Group, Inc.	37,500	2,360,625
Granite Construction, Inc.	36,000	1,806,840
KBR, Inc.	115,200	1,731,456

		8,013,626

Construction Materials - 0.2%
US Concrete, Inc. (A) (B)	20,750	1,339,412

Consumer Finance - 0.6%
Ally Financial, Inc.	177,300	3,604,509

Diversified Consumer Services - 1.4%
H&R Block, Inc.	356,200	8,281,650

Diversified Financial Services - 0.5%
Voya Financial, Inc.	70,586	2,679,445

Electric Utilities - 5.1%
Alliant Energy Corp.	108,000	4,277,880
FirstEnergy Corp.	332,500	10,580,150
PPL Corp.	252,100	9,426,019
Spark Energy, Inc., Class A (B)	6,000	191,700
Xcel Energy, Inc.	116,600	5,182,870

		29,658,619

Electrical Equipment - 0.4%
Regal Beloit Corp.	33,000	2,496,450

Electronic Equipment, Instruments & Components - 4.8%
Avnet, Inc.	118,829	5,437,615
Belden, Inc.	15,000	1,037,850
Benchmark Electronics, Inc. (A)	20,000	636,000
Coherent, Inc. (A)	22,700	4,668,028
Control4 Corp. (A)	344,500	5,439,655
Daktronics, Inc.	15,000	141,750
Methode Electronics, Inc.	19,100	870,960
Orbotech, Ltd. (A)	143,213	4,618,619
Universal Display Corp., Class A (B)	40,405	3,478,871
Vishay Intertechnology, Inc. (B)	117,000	1,924,650

		28,253,998

Energy Equipment & Services - 0.4%
Transocean, Ltd. (A) (B)	180,600	2,248,470

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 5.4%
Brandywine Realty Trust	137,500	$ 2,231,625
Community Healthcare Trust, Inc.	99,500	2,378,050
Crown Castle International Corp.	60,700	5,733,115
DiamondRock Hospitality Co.	221,000	2,464,150
Gaming and Leisure Properties, Inc.	56,500	1,888,230
Lexington Realty Trust	150,200	1,498,996
Liberty Property Trust, Series C	43,000	1,657,650
National Retail Properties, Inc.	26,000	1,134,120
Physicians Realty Trust	122,000	2,424,140
Piedmont Office Realty Trust, Inc., Class A	42,500	908,650
Sabra Healthcare REIT, Inc.	28,500	796,005
Summit Hotel Properties, Inc.	213,000	3,403,740
Uniti Group, Inc.	204,602	5,288,962

		31,807,433

Food & Staples Retailing - 2.6%
Casey’s General Stores, Inc.	56,100	6,297,225
Whole Foods Market, Inc.	291,300	8,657,436

		14,954,661

Food Products - 0.9%
Kellogg Co.	72,300	5,249,703

Health Care Equipment & Supplies - 1.0%
AngioDynamics, Inc. (A)	54,190	940,196
Dentsply Sirona, Inc.	83,200	5,195,008

		6,135,204

Health Care Providers & Services - 5.7%
AmerisourceBergen Corp., Class A	66,400	5,876,400
AMN Healthcare Services, Inc. (A)	22,500	913,500
Cardinal Health, Inc.	97,800	7,975,590
Centene Corp. (A)	15,549	1,108,022
HealthSouth Corp.	45,500	1,947,855
Laboratory Corp. of America Holdings (A)	46,700	6,700,049
MEDNAX, Inc. (A)	76,100	5,279,818
PharMerica Corp. (A)	54,000	1,263,600
WellCare Health Plans, Inc. (A)	14,400	2,019,024

		33,083,858

Health Care Technology - 0.3%
Omnicell, Inc. (A)	38,500	1,565,025

Hotels, Restaurants & Leisure - 0.4%
Churchill Downs, Inc.	15,000	2,382,750

Household Durables - 0.5%
Helen of Troy, Ltd. (A)	17,700	1,667,340
La-Z-Boy, Inc.	48,400	1,306,800

		2,974,140

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A (B)	18,000	2,502,180

Independent Power & Renewable Electricity Producers - 1.1%
AES Corp.	552,000	6,171,360

Insurance - 9.5%
Alleghany Corp. (A)	7,000	4,302,620
Allstate Corp.	43,400	3,536,666
Aspen Insurance Holdings, Ltd.	30,500	1,587,525
Brown & Brown, Inc.	36,900	1,539,468
Fairfax Financial Holdings, Ltd. (B)	7,400	3,376,680
FNF Group	260,600	10,147,764
Loews Corp.	105,500	4,934,235

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Markel Corp. (A)	1,800	$ 1,756,548
Progressive Corp.	189,800	7,436,364
Selective Insurance Group, Inc.	95,083	4,483,163
United Fire Group, Inc.	82,539	3,530,193
Validus Holdings, Ltd.	29,500	1,663,505
Willis Towers Watson PLC	56,000	7,329,840

		55,624,571

Internet & Direct Marketing Retail - 1.1%
Liberty Expedia Holdings, Inc., Class A (A)	122,300	5,562,204
Nutrisystem, Inc.	15,200	843,600

		6,405,804

Internet Software & Services - 0.3%
IAC/InterActiveCorp (A)	24,300	1,791,396

IT Services - 1.8%
Amdocs, Ltd.	27,800	1,695,522
Global Payments, Inc.	20,100	1,621,668
Leidos Holdings, Inc.	36,300	1,856,382
Sykes Enterprises, Inc. (A)	38,000	1,117,200
Western Union Co.	194,000	3,947,900

		10,238,672

Machinery - 1.6%
Actuant Corp., Class A	28,500	750,975
Altra Industrial Motion Corp.	41,700	1,624,215
Columbus McKinnon Corp.	20,658	512,731
Douglas Dynamics, Inc.	56,000	1,716,400
Gencor Industries, Inc. (A)	23,425	350,204
Mueller Industries, Inc.	51,300	1,755,999
Oshkosh Corp.	16,500	1,131,735
Watts Water Technologies, Inc., Class A	24,200	1,508,870

		9,351,129

Media - 5.4%
AMC Networks, Inc., Class A (A)	145,800	8,555,544
Discovery Communications, Inc., Class C (A)	149,244	4,225,098
DISH Network Corp., Class A (A)	28,600	1,815,814
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	133,044	5,159,446
Lions Gate Entertainment Corp., Class B (A)	44,679	1,089,274
Madison Square Garden Co., Class A (A)	20,380	4,070,090
News Corp., Class A	508,000	6,604,000

		31,519,266

Metals & Mining - 0.2%
Kaiser Aluminum Corp.	17,500	1,398,250

Mortgage Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc.	765,689	8,506,805

Multi-Utilities - 2.4%
CMS Energy Corp.	39,500	1,767,230
NorthWestern Corp.	60,500	3,551,350
SCANA Corp.	67,400	4,404,590
WEC Energy Group, Inc.	73,700	4,468,431

		14,191,601

Oil, Gas & Consumable Fuels - 4.7%
Alon USA Energy, Inc.	48,500	591,215
Antero Resources Corp. (A) (B)	310,200	7,075,662
Callon Petroleum Co. (A)	116,300	1,530,508
Gulfport Energy Corp. (A)	77,300	1,328,787
Marathon Petroleum Corp.	67,400	3,406,396
Range Resources Corp.	203,000	5,907,300

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
REX American Resources Corp., Class A (A)	20,000	$ 1,809,800
Rice Energy, Inc. (A)	117,900	2,794,230
Valero Energy Corp.	26,600	1,763,314
Western Refining, Inc.	33,000	1,157,310

		27,364,522

Paper & Forest Products - 0.6%
Domtar Corp.	64,600	2,359,192
P.H. Glatfelter Co.	42,000	913,080

		3,272,272

Pharmaceuticals - 0.4%
Nektar Therapeutics, Class A (A)	112,000	2,628,640

Professional Services - 0.8%
FTI Consulting, Inc. (A)	13,000	535,210
Heidrick & Struggles International, Inc.	84,500	2,226,575
On Assignment, Inc. (A)	38,600	1,873,258

		4,635,043

Real Estate Management & Development - 0.7%
CBRE Group, Inc., Class A (A)	114,700	3,990,413

Road & Rail - 0.5%
AMERCO	7,500	2,858,925

Semiconductors & Semiconductor Equipment - 3.8%
Brooks Automation, Inc., Class A	97,700	2,188,480
Cohu, Inc.	107,000	1,975,220
Entegris, Inc. (A)	107,000	2,503,800
First Solar, Inc. (A) (B)	137,300	3,720,830
KLA-Tencor Corp.	29,500	2,804,565
MKS Instruments, Inc.	32,000	2,200,000
Qorvo, Inc. (A)	28,200	1,933,392
Silicon Motion Technology Corp., ADR	55,000	2,571,250
Xcerra Corp. (A)	237,700	2,113,153

		22,010,690

Software - 3.0%
CA, Inc.	80,700	2,559,804
Citrix Systems, Inc. (A)	37,700	3,143,803
Dell Technologies, Inc., Class V (A)	98,800	6,331,104
Synopsys, Inc. (A)	60,900	4,392,717
TiVo Corp.	70,117	1,314,694

		17,742,122

Specialty Retail - 2.6%
Abercrombie & Fitch Co., Class A (B)	69,500	829,135
Advance Auto Parts, Inc.	23,200	3,439,632
American Eagle Outfitters, Inc. (B)	184,500	2,588,535
Bed Bath & Beyond, Inc.	126,800	5,003,528
Express, Inc. (A)	62,000	564,820
Foot Locker, Inc.	18,500	1,383,985
RH (A)	8,000	370,080
Williams-Sonoma, Inc., Class A (B)	19,700	1,056,314

		15,236,029

Technology Hardware, Storage & Peripherals - 1.6%
NetApp, Inc.	124,800	5,222,880
Western Digital Corp.	52,300	4,316,319

		9,539,199

Textiles, Apparel & Luxury Goods - 1.5%
Fossil Group, Inc. (A) (B)	154,300	2,692,535

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings, Ltd. (A)	129,100	$ 4,920,001
Steven Madden, Ltd., Class B (A)	36,500	1,407,075

		9,019,611

Thrifts & Mortgage Finance - 1.9%
Dime Community Bancshares, Inc.	90,500	1,837,150
Oritani Financial Corp.	40,000	680,000
Provident Financial Services, Inc.	76,500	1,977,525
TrustCo Bank Corp.	109,800	861,930
United Financial Bancorp, Inc.	157,681	2,682,154
Washington Federal, Inc.	98,000	3,243,800

		11,282,559

Trading Companies & Distributors - 0.6%
AerCap Holdings NV (A)	78,000	3,585,660

Total Common Stocks (Cost $489,528,293)		570,014,686

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	25,152,041	25,152,041

Total Securities Lending Collateral (Cost $25,152,041)		25,152,041

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $2,564,801 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $2,617,685.	$ 2,564,781	2,564,781

Total Repurchase Agreement (Cost $2,564,781)		2,564,781

Total Investments (Cost $517,245,115) (D)		597,731,508
Net Other Assets (Liabilities) - (2.3)%		(13,629,384)

Net Assets - 100.0%		$ 584,102,124

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$570,014,686	$—	$—	$570,014,686
Securities Lending Collateral	25,152,041	—	—	25,152,041
Repurchase Agreement	—	2,564,781	—	2,564,781

Total Investments	$595,166,727	$2,564,781	$—	$597,731,508

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $24,527,604. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at March 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $517,245,115. Aggregate gross unrealized appreciation and depreciation for all securities is $94,472,641 and $13,986,248, respectively. Net unrealized appreciation for tax purposes is $80,486,393.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 3.4%
Aerojet Rocketdyne Holdings, Inc. (A)	82,200	$ 1,783,740
BWX Technologies, Inc.	38,600	1,837,360
Curtiss-Wright Corp.	34,500	3,148,470
Esterline Technologies Corp. (A)	13,600	1,170,280
HEICO Corp., Class A	72,581	5,443,575
Hexcel Corp.	58,700	3,202,085
Moog, Inc., Class A (A)	59,400	4,000,590
Teledyne Technologies, Inc. (A)	52,200	6,601,212

		27,187,312

Airlines - 0.5%
Allegiant Travel Co., Class A	9,000	1,442,250
Spirit Airlines, Inc. (A)	41,000	2,175,870

		3,618,120

Auto Components - 1.2%
Cooper-Standard Holdings, Inc. (A)	21,600	2,396,088
Gentherm, Inc. (A)	26,500	1,040,125
LCI Industries	26,100	2,604,780
Tenneco, Inc.	54,500	3,401,890

		9,442,883

Banks - 2.0%
Ameris Bancorp	22,000	1,014,200
CenterState Banks, Inc.	123,000	3,185,700
Hilltop Holdings, Inc.	64,100	1,760,827
Signature Bank (A)	26,400	3,917,496
SVB Financial Group (A)	25,800	4,801,122
Texas Capital Bancshares, Inc. (A)	11,700	976,365

		15,655,710

Beverages - 0.3%
Boston Beer Co., Inc., Class A (A)	15,800	2,285,470

Biotechnology - 6.1%
ACADIA Pharmaceuticals, Inc. (A) (B)	55,100	1,894,338
Acceleron Pharma, Inc. (A)	15,700	415,579
Acorda Therapeutics, Inc. (A)	21,000	441,000
Agios Pharmaceuticals, Inc. (A) (B)	17,500	1,022,000
Alkermes PLC (A)	19,000	1,111,500
Alnylam Pharmaceuticals, Inc. (A) (B)	13,800	707,250
AMAG Pharmaceuticals, Inc. (A)	26,800	604,340
Bellicum Pharmaceuticals, Inc. (A)	13,900	171,526
BioMarin Pharmaceutical, Inc. (A)	6,900	605,682
Bioverativ, Inc. (A)	77,700	4,231,542
Bluebird Bio, Inc. (A) (B)	24,800	2,254,320
Blueprint Medicines Corp. (A)	15,787	631,322
Exelixis, Inc. (A)	182,300	3,950,441
Incyte Corp. (A)	22,500	3,007,575
Insmed, Inc. (A)	72,900	1,276,479
Insys Therapeutics, Inc. (A) (B)	12,300	129,273
Ionis Pharmaceuticals, Inc. (A) (B)	27,800	1,117,560
Ironwood Pharmaceuticals, Inc., Class A (A) (B)	78,800	1,344,328
Kite Pharma, Inc. (A)	20,700	1,624,743
Ligand Pharmaceuticals, Inc., Class B (A) (B)	25,700	2,720,088
Neurocrine Biosciences, Inc. (A)	67,500	2,922,750
OPKO Health, Inc. (A) (B)	113,200	905,600
Prothena Corp. PLC (A) (B)	22,500	1,255,275
Radius Health, Inc. (A) (B)	16,300	629,995
Repligen Corp. (A)	36,300	1,277,760

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sage Therapeutics, Inc. (A)	20,000	$ 1,421,400
Seattle Genetics, Inc. (A)	29,000	1,822,940
Spark Therapeutics, Inc. (A) (B)	23,100	1,232,154
TESARO, Inc. (A) (B)	29,800	4,585,326
Ultragenyx Pharmaceutical, Inc. (A)	21,900	1,484,382
United Therapeutics Corp. (A)	11,000	1,489,180

		48,287,648

Building Products - 1.4%
AAON, Inc.	63,650	2,250,028
Lennox International, Inc.	31,700	5,303,410
Patrick Industries, Inc. (A)	48,300	3,424,470

		10,977,908

Capital Markets - 3.1%
Affiliated Managers Group, Inc.	5,000	819,700
CBOE Holdings, Inc.	65,200	5,285,764
E*TRADE Financial Corp. (A)	71,460	2,493,239
FactSet Research Systems, Inc.	16,950	2,795,225
Financial Engines, Inc. (B)	31,300	1,363,115
MarketAxess Holdings, Inc.	39,900	7,480,851
MSCI, Inc., Class A	42,788	4,158,566

		24,396,460

Chemicals - 2.9%
AdvanSix, Inc. (A)	39,900	1,090,068
Chase Corp.	16,000	1,526,400
GCP Applied Technologies, Inc. (A)	113,000	3,689,450
Ingevity Corp. (A)	31,800	1,935,030
Innospec, Inc.	32,700	2,117,325
Minerals Technologies, Inc.	37,400	2,864,840
NewMarket Corp.	8,000	3,625,840
PolyOne Corp.	90,000	3,068,100
Stepan Co.	19,300	1,521,033
WR Grace & Co.	20,000	1,394,200

		22,832,286

Commercial Services & Supplies - 1.5%
Clean Harbors, Inc. (A)	27,100	1,507,302
Healthcare Services Group, Inc.	67,100	2,891,339
Rollins, Inc.	121,425	4,508,510
US Ecology, Inc.	51,600	2,417,460
West Corp.	30,100	735,042

		12,059,653

Communications Equipment - 1.0%
ARRIS International PLC (A)	111,900	2,959,755
EchoStar Corp., Class A (A)	24,300	1,383,885
NetScout Systems, Inc. (A)	32,400	1,229,580
Plantronics, Inc.	47,400	2,564,814

		8,138,034

Construction & Engineering - 0.2%
Valmont Industries, Inc.	9,800	1,523,900

Consumer Finance - 0.2%
PRA Group, Inc. (A)	47,900	1,587,885

Containers & Packaging - 1.2%
Berry Plastics Group, Inc. (A)	130,100	6,318,957
Graphic Packaging Holding Co.	246,800	3,176,316

		9,495,273

Distributors - 0.8%
Pool Corp.	53,200	6,348,356

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services - 1.7%
Capella Education Co.	30,500	$ 2,593,263
Service Corp. International	173,000	5,342,240
ServiceMaster Global Holdings, Inc. (A)	99,500	4,154,125
Sotheby’s, Class A (A)	31,800	1,446,264

		13,535,892

Electrical Equipment - 0.5%
AZZ, Inc.	44,600	2,653,700
Generac Holdings, Inc. (A)	29,200	1,088,576

		3,742,276

Electronic Equipment, Instruments & Components - 2.3%
Anixter International, Inc. (A)	20,000	1,586,000
Cognex Corp.	82,200	6,900,690
Coherent, Inc. (A)	34,500	7,094,580
OSI Systems, Inc. (A)	27,700	2,021,823
VeriFone Systems, Inc. (A)	16,600	310,918

		17,914,011

Energy Equipment & Services - 0.5%
Core Laboratories NV	3,600	415,872
Dril-Quip, Inc., Class A (A) (B)	22,100	1,205,555
Oceaneering International, Inc.	42,700	1,156,316
Oil States International, Inc. (A)	40,900	1,355,835
Tesco Corp., Class B (A)	15,545	125,137

		4,258,715

Equity Real Estate Investment Trusts - 3.8%
CoreSite Realty Corp.	53,500	4,817,675
CubeSmart, Class A	90,800	2,357,168
CyrusOne, Inc.	86,000	4,426,420
Empire State Realty Trust, Inc., Class A	139,400	2,877,216
Equity Lifestyle Properties, Inc.	64,500	4,970,370
FelCor Lodging Trust, Inc.	270,500	2,031,455
First Industrial Realty Trust, Inc.	105,900	2,820,117
Forest City Realty Trust, Inc., Class A	90,400	1,968,912
Pebblebrook Hotel Trust (B)	40,800	1,191,768
PS Business Parks, Inc.	21,300	2,444,388

		29,905,489

Food & Staples Retailing - 0.8%
Casey’s General Stores, Inc.	54,500	6,117,625

Food Products - 1.9%
Cal-Maine Foods, Inc. (B)	36,900	1,357,920
J&J Snack Foods Corp.	37,800	5,124,168
John B Sanfilippo & Son, Inc.	24,100	1,763,879
Post Holdings, Inc. (A)	50,800	4,446,016
TreeHouse Foods, Inc. (A)	32,100	2,717,586

		15,409,569

Health Care Equipment & Supplies - 5.8%
Abaxis, Inc.	22,200	1,076,700
Align Technology, Inc. (A)	49,800	5,712,558
Cantel Medical Corp.	42,000	3,364,200
Cooper Cos., Inc.	12,800	2,558,592
DexCom, Inc. (A)	40,700	3,448,511
Glaukos Corp. (A)	17,100	877,230
Halyard Health, Inc. (A)	39,900	1,519,791
ICU Medical, Inc., Class B (A)	29,900	4,565,730
IDEXX Laboratories, Inc. (A)	24,300	3,757,023
Inogen, Inc. (A)	39,400	3,055,864
Masimo Corp. (A)	56,900	5,306,494
Natus Medical, Inc. (A)	54,300	2,131,275

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
NuVasive, Inc. (A)	45,200	$ 3,375,536
Penumbra, Inc. (A)	10,400	867,880
West Pharmaceutical Services, Inc.	57,400	4,684,414

		46,301,798

Health Care Providers & Services - 2.6%
Centene Corp. (A)	63,967	4,558,288
Chemed Corp.	20,400	3,726,876
CorVel Corp. (A)	27,500	1,196,250
HealthSouth Corp.	51,500	2,204,715
MEDNAX, Inc. (A)	18,900	1,311,282
US Physical Therapy, Inc.	41,900	2,736,070
WellCare Health Plans, Inc. (A)	36,400	5,103,644

		20,837,125

Health Care Technology - 0.7%
Omnicell, Inc. (A)	65,800	2,674,770
Veeva Systems, Inc., Class A (A)	64,000	3,281,920

		5,956,690

Hotels, Restaurants & Leisure - 5.6%
Brinker International, Inc. (B)	66,600	2,927,736
Buffalo Wild Wings, Inc. (A)	12,500	1,909,375
Cheesecake Factory, Inc.	30,800	1,951,488
Choice Hotels International, Inc.	27,900	1,746,540
Churchill Downs, Inc.	24,200	3,844,170
Denny’s Corp. (A)	250,800	3,102,396
Domino’s Pizza, Inc.	41,941	7,729,726
Hilton Grand Vacations, Inc. (A)	53,300	1,527,578
Jack in the Box, Inc.	41,600	4,231,552
Marriott Vacations Worldwide Corp.	23,000	2,298,390
Pinnacle Entertainment, Inc. (A)	93,900	1,832,928
Six Flags Entertainment Corp.	54,200	3,224,358
Vail Resorts, Inc.	43,700	8,386,030

		44,712,267

Household Durables - 0.6%
Helen of Troy, Ltd. (A)	49,300	4,644,060

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A (B)	22,600	3,141,626

Independent Power & Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	33,100	1,889,348

Insurance - 0.2%
AmTrust Financial Services, Inc. (B)	84,966	1,568,472
Heritage Insurance Holdings, Inc.	27,300	348,621

		1,917,093

Internet & Direct Marketing Retail - 1.3%
HSN, Inc.	67,900	2,519,090
Liberty Expedia Holdings, Inc., Class A (A)	55,060	2,504,129
Liberty TripAdvisor Holdings, Inc., Class A (A)	81,300	1,146,330
Liberty Ventures, Series A (A)	61,140	2,719,507
Shutterfly, Inc. (A)	30,300	1,463,187

		10,352,243

Internet Software & Services - 2.3%
CommerceHub, Inc., Series A (A)	6,990	108,205
CommerceHub, Inc., Series C (A)	16,680	259,041
CoStar Group, Inc. (A)	10,800	2,237,976
Envestnet, Inc. (A)	39,300	1,269,390
j2 Global, Inc.	33,700	2,827,767
LogMeIn, Inc.	29,300	2,856,750

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
MercadoLibre, Inc.	9,900	$ 2,093,553
Stamps.com, Inc. (A)	26,100	3,088,935
WebMD Health Corp., Class A (A)	61,700	3,250,356

		17,991,973

IT Services - 5.6%
Blackhawk Network Holdings, Inc. (A)	32,800	1,331,680
Booz Allen Hamilton Holding Corp., Class A	108,200	3,829,198
Broadridge Financial Solutions, Inc.	62,300	4,233,285
Cardtronics PLC, Class A (A)	73,000	3,412,750
CoreLogic, Inc. (A)	90,700	3,693,304
CSRA, Inc.	80,100	2,346,129
DST Systems, Inc.	33,900	4,152,750
Euronet Worldwide, Inc. (A)	51,000	4,361,520
Gartner, Inc. (A)	33,130	3,577,709
Jack Henry & Associates, Inc.	27,200	2,532,320
MAXIMUS, Inc., Class A	94,800	5,896,560
Travelport Worldwide, Ltd.	125,200	1,473,604
WEX, Inc. (A)	39,800	4,119,300

		44,960,109

Leisure Products - 0.5%
Brunswick Corp., Class B	70,000	4,284,000

Life Sciences Tools & Services - 2.8%
Bio-Rad Laboratories, Inc., Class A (A)	15,400	3,069,836
Bruker Corp.	61,800	1,441,794
Cambrex Corp. (A)	60,600	3,336,030
Charles River Laboratories International, Inc. (A)	39,300	3,535,035
INC Research Holdings, Inc., Class A (A)	56,500	2,590,525
PAREXEL International Corp. (A)	43,900	2,770,529
PRA Health Sciences, Inc. (A)	37,200	2,426,556
VWR Corp. (A)	100,300	2,828,460

		21,998,765

Machinery - 5.5%
Chart Industries, Inc. (A)	20,700	723,258
Graco, Inc., Class A	40,500	3,812,670
Hyster-Yale Materials Handling, Inc.	7,919	446,552
IDEX Corp.	20,200	1,888,902
John Bean Technologies Corp.	70,700	6,218,065
Lincoln Electric Holdings, Inc.	13,400	1,163,924
Lydall, Inc. (A)	60,600	3,248,160
Middleby Corp. (A)	35,000	4,775,750
Nordson Corp.	37,800	4,643,352
Standex International Corp.	13,700	1,372,055
Toro Co.	132,600	8,282,196
Wabtec Corp. (B)	29,000	2,262,000
Welbilt, Inc. (A)	83,800	1,644,994
Woodward, Inc.	51,200	3,477,504

		43,959,382

Marine - 0.3%
Kirby Corp. (A)	16,900	1,192,295
Matson, Inc.	45,400	1,441,904

		2,634,199

	Shares	Value
COMMON STOCKS (continued)
Media - 1.6%
Cable One, Inc.	7,200	$ 4,496,184
Eros International PLC (A) (B)	25,800	265,740
Gray Television, Inc. (A)	94,500	1,370,250
Lions Gate Entertainment Corp., Class B (A)	95,096	2,318,440
Live Nation Entertainment, Inc. (A)	135,000	4,099,950

		12,550,564

Metals & Mining - 0.2%
Worthington Industries, Inc.	36,400	1,641,276

Multiline Retail - 0.3%
Big Lots, Inc. (B)	54,000	2,628,720

Oil, Gas & Consumable Fuels - 3.3%
Carrizo Oil & Gas, Inc. (A)	57,000	1,633,620
Diamondback Energy, Inc. (A)	36,700	3,806,341
Matador Resources Co. (A) (B)	137,700	3,275,883
Parsley Energy, Inc., Class A (A)	100,500	3,267,255
PDC Energy, Inc. (A)	35,900	2,238,365
Rice Energy, Inc. (A)	60,700	1,438,590
RSP Permian, Inc. (A)	83,400	3,455,262
SM Energy Co.	50,200	1,205,804
World Fuel Services Corp.	76,500	2,773,125
WPX Energy, Inc. (A)	250,800	3,358,212

		26,452,457

Paper & Forest Products - 0.2%
KapStone Paper and Packaging Corp.	53,000	1,224,300

Personal Products - 0.2%
Nu Skin Enterprises, Inc., Class A	22,200	1,232,988

Pharmaceuticals - 2.8%
Aerie Pharmaceuticals, Inc. (A)	18,200	825,370
Akorn, Inc., Class A (A)	84,600	2,037,168
Depomed, Inc. (A)	117,900	1,479,645
Dermira, Inc. (A)	23,200	791,352
Innoviva, Inc. (A)	34,600	478,518
Jazz Pharmaceuticals PLC (A)	4,100	595,033
Mallinckrodt PLC (A)	4,795	213,713
Medicines Co. (A) (B)	26,600	1,300,740
Nektar Therapeutics, Class A (A)	103,500	2,429,145
Pacira Pharmaceuticals, Inc. (A)	18,600	848,160
Phibro Animal Health Corp., Class A	51,500	1,447,150
Prestige Brands Holdings, Inc. (A)	89,700	4,983,732
Supernus Pharmaceuticals, Inc. (A)	64,700	2,025,110
TherapeuticsMD, Inc. (A) (B)	204,200	1,470,240
Theravance Biopharma, Inc. (A) (B)	38,284	1,409,617

		22,334,693

Professional Services - 1.3%
Dun & Bradstreet Corp.	25,500	2,752,470
Exponent, Inc.	53,700	3,197,835
Huron Consulting Group, Inc. (A)	32,067	1,350,021
TransUnion (A)	71,600	2,745,860

		10,046,186

Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc.	84,600	1,878,120

Road & Rail - 0.8%
Landstar System, Inc.	29,100	2,492,415
Old Dominion Freight Line, Inc.	45,098	3,859,036

		6,351,451

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. (A)	39,100	$ 2,680,696
Cabot Microelectronics Corp., Class A	18,900	1,447,929
Cavium, Inc. (A)	52,100	3,733,486
Cirrus Logic, Inc. (A)	75,700	4,594,233
Integrated Device Technology, Inc. (A)	144,500	3,420,315
MaxLinear, Inc., Class A (A)	140,000	3,927,000
Microsemi Corp. (A)	109,400	5,637,382
Synaptics, Inc. (A) (B)	43,900	2,173,489
Teradyne, Inc.	6,000	186,600
Versum Materials, Inc. (A)	79,800	2,441,880

		30,243,010

Software - 7.8%
ACI Worldwide, Inc. (A)	106,100	2,269,479
Aspen Technology, Inc. (A)	67,900	4,000,668
Blackbaud, Inc.	68,000	5,213,560
CommVault Systems, Inc. (A)	41,100	2,087,880
Computer Modelling Group, Ltd.	120,900	940,944
Descartes Systems Group, Inc. (A)	94,200	2,157,180
Ellie Mae, Inc. (A)	25,900	2,596,993
Fair Isaac Corp.	42,700	5,506,165
Fortinet, Inc. (A)	60,600	2,324,010
Manhattan Associates, Inc. (A)	84,500	4,398,225
Monotype Imaging Holdings, Inc.	27,800	558,780
Pegasystems, Inc.	80,100	3,512,385
Proofpoint, Inc. (A) (B)	39,900	2,966,964
PTC, Inc. (A)	84,500	4,440,475
SS&C Technologies Holdings, Inc.	124,500	4,407,300
Take-Two Interactive Software, Inc. (A)	86,000	5,097,220
Tyler Technologies, Inc. (A)	36,000	5,564,160
Ultimate Software Group, Inc. (A) (B)	19,500	3,806,595

		61,848,983

Specialty Retail - 2.3%
Aaron’s, Inc.	16,750	498,145
Burlington Stores, Inc. (A)	85,200	8,289,108
Children’s Place, Inc. (B)	12,600	1,512,630
Monro Muffler Brake, Inc.	27,750	1,445,775
Murphy USA, Inc. (A)	76,700	5,631,314
Sally Beauty Holdings, Inc. (A)	38,500	786,940

		18,163,912

Technology Hardware, Storage & Peripherals - 0.6%
Cray, Inc. (A)	49,700	1,088,430
NCR Corp. (A)	80,000	3,654,400

		4,742,830

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	42,900	3,852,420
Steven Madden, Ltd., Class B (A)	93,100	3,589,005

		7,441,425

Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (A)	206,500	2,091,845
Radian Group, Inc.	123,700	2,221,652

		4,313,497

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.9%
Beacon Roofing Supply, Inc. (A)	34,300	$ 1,686,188
Univar, Inc. (A)	93,500	2,866,710
Watsco, Inc.	18,700	2,677,466

		7,230,364

Total Common Stocks (Cost $630,153,536)		790,625,929

CONTINGENT VALUE RIGHT - 0.0% (C)
Biotechnology - 0.0% (C)
Dyax Corp. (A) (D) (E) (F) (G)	64,300	157,535

Total Contingent Value Right (Cost $71,373)		157,535

SECURITIES LENDING COLLATERAL - 5.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (H)	46,442,829	46,442,829

Total Securities Lending Collateral (Cost $46,442,829)		46,442,829

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.09% (H), dated 03/31/2017, to be repurchased at $4,086,973 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $4,169,751.	$ 4,086,943	4,086,943

Total Repurchase Agreement (Cost $4,086,943)		4,086,943

Total Investments (Cost $680,754,681) (I)		841,313,236
Net Other Assets (Liabilities) - (5.7)%		(45,630,421)

Net Assets - 100.0%		$ 795,682,815

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value
ASSETS
Investments
Common Stocks	$790,625,929	$—	$—	$790,625,929
Contingent Value Right	—	—	157,535	157,535
Securities Lending Collateral	46,442,829	—	—	46,442,829
Repurchase Agreement	—	4,086,943	—	4,086,943

Total Investments	$837,068,758	$4,086,943	$157,535	$841,313,236

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $45,348,000. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, value of the security is $157,535, representing less than 0.1% of the Portfolio’s net assets.

(E)	Illiquid security. At March 31, 2017, value of the illiquid security is $157,535, representing less than 0.1% of the Portfolio’s net assets.
(F)	Restricted security. At March 31, 2017, the restricted security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Contingent Value Right	Dyax Corp.	01/25/2016	$71,373	$157,535	0.0	%(C)

(G)	Security is Level 3 of the fair value hierarchy.
(H)	Rates disclosed reflect the yields at March 31, 2017.
(I)

Aggregate cost for federal income tax purposes is $680,754,681. Aggregate gross unrealized appreciation and depreciation for all securities is $181,552,636 and $20,994,081, respectively. Net unrealized appreciation for tax purposes is $160,558,555.

(J)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)	Level 3 securities were not considered significant to the Portfolio.

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 3.3%
United Technologies Corp.	64,380	$ 7,224,080

Biotechnology - 8.0%
BioMarin Pharmaceutical, Inc. (A)	87,952	7,720,427
Gilead Sciences, Inc.	58,765	3,991,319
Incyte Corp. (A)	44,003	5,881,881

		17,593,627

Capital Markets - 7.4%
BlackRock, Inc., Class A	18,294	7,015,932
Charles Schwab Corp.	222,877	9,095,610

		16,111,542

Chemicals - 5.7%
Albemarle Corp.	66,554	7,030,765
Sherwin-Williams Co.	17,316	5,371,250

		12,402,015

Distributors - 3.3%
LKQ Corp. (A)	245,199	7,176,975

Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp., Class A	90,164	6,416,972

Equity Real Estate Investment Trusts - 3.8%
American Tower Corp., Class A	68,126	8,280,034

Health Care Equipment & Supplies - 7.1%
Cooper Cos., Inc.	37,523	7,500,472
Danaher Corp.	94,320	8,067,190

		15,567,662

Health Care Technology - 3.8%
Cerner Corp. (A)	140,344	8,259,245

Household Products - 3.4%
Colgate-Palmolive Co.	103,299	7,560,454

Internet Software & Services - 11.3%
Akamai Technologies, Inc. (A)	81,695	4,877,191
Alphabet, Inc., Class A (A)	12,452	10,556,806
Facebook, Inc., Class A (A)	65,985	9,373,169

		24,807,166

IT Services - 11.9%
Accenture PLC, Class A	73,158	8,770,181
Fiserv, Inc. (A)	74,128	8,547,700
Visa, Inc., Class A	97,443	8,659,759

		25,977,640

Oil, Gas & Consumable Fuels - 5.8%
Enbridge, Inc.	149,184	6,241,858
EOG Resources, Inc.	65,825	6,421,229

		12,663,087

Pharmaceuticals - 3.7%
Roche Holding AG, ADR	253,544	8,121,014

Professional Services - 2.9%
Verisk Analytics, Inc., Class A (A)	77,838	6,315,775

	Shares	Value
COMMON STOCKS (continued)
Software - 3.4%
Adobe Systems, Inc. (A)	57,285	$ 7,454,497

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	68,702	9,869,729

Textiles, Apparel & Luxury Goods - 4.4%
Hanesbrands, Inc. (B)	203,929	4,233,566
NIKE, Inc., Class B	96,846	5,397,228

		9,630,794

Total Common Stocks (Cost $167,074,513)		211,432,308

SECURITIES LENDING COLLATERAL - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	4,333,491	4,333,491

Total Securities Lending Collateral (Cost $4,333,491)		4,333,491

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $6,809,370 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $6,948,975.	$ 6,809,318	6,809,318

Total Repurchase Agreement (Cost $6,809,318)		6,809,318

Total Investments (Cost $178,217,322) (D)		222,575,117
Net Other Assets (Liabilities) - (1.7)%		(3,753,833)

Net Assets - 100.0%		$ 218,821,284

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$211,432,308	$—	$—	$211,432,308
Securities Lending Collateral	4,333,491	—	—	4,333,491
Repurchase Agreement	—	6,809,318	—	6,809,318

Total Investments	$215,765,799	$6,809,318	$—	$222,575,117

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the security is on loan. The value of the security on loan is $4,233,566. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at March 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $178,217,322. Aggregate gross unrealized appreciation and depreciation for all securities is $47,831,158 and $3,473,363, respectively. Net unrealized appreciation for tax purposes is $44,357,795.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Australia - 3.9%
BHP Billiton PLC, ADR	18,500	$ 576,275
Challenger, Ltd.	147,577	1,414,997
Coca-Cola Amatil, Ltd.	78,600	649,745
Sonic Healthcare, Ltd.	74,900	1,265,786
South32, Ltd.	369,900	779,986

		4,686,789

Belgium - 1.1%
Groupe Bruxelles Lambert SA	14,200	1,289,142

Denmark - 1.4%
AP Moller - Maersk A/S, Class B	300	497,734
TDC A/S, Class B	236,900	1,221,597

		1,719,331

France - 10.6%
Airbus SE	9,800	745,729
Arkema SA	8,393	828,034
Engie SA	128,100	1,814,806
Publicis Groupe SA	14,800	1,034,314
Rexel SA	70,300	1,276,432
Sanofi	27,968	2,524,744
TOTAL SA	20,400	1,031,879
Veolia Environnement SA	91,100	1,706,577
Vivendi SA	87,800	1,707,045

		12,669,560

Germany - 11.5%
Allianz SE, Class A	5,841	1,082,044
Bayer AG	7,200	829,928
Deutsche Boerse AG (A)	17,300	1,585,524
Infineon Technologies AG	80,700	1,648,207
Merck KGaA	12,400	1,412,784
METRO AG (B)	35,700	1,141,781
SAP SE	18,700	1,834,923
Siemens AG, Class A	17,207	2,356,965
Talanx AG	18,400	648,840
TUI AG	80,000	1,106,485

		13,647,481

Hong Kong - 3.7%
Cheung Kong Property Holdings, Ltd.	177,400	1,194,993
CK Hutchison Holdings, Ltd.	123,500	1,519,218
First Pacific Co., Ltd.	535,250	388,446
Guangdong Investment, Ltd.	950,500	1,355,149

		4,457,806

Ireland - 2.5%
DCC PLC	12,400	1,091,402
Ryanair Holdings PLC, ADR (A)	7,185	596,211
Smurfit Kappa Group PLC, Class B	48,021	1,268,937

		2,956,550

Israel - 0.7%
Teva Pharmaceutical Industries, Ltd., ADR	27,800	892,102

Italy - 4.6%
Azimut Holding SpA	45,300	789,164
Davide Campari-Milano SpA	90,400	1,048,289
Eni SpA, Class B	72,896	1,193,700

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Mediobanca SpA	162,000	$ 1,460,342
Prysmian SpA	35,385	935,413

		5,426,908

Japan - 22.9%
Astellas Pharma, Inc.	113,500	1,494,575
Bridgestone Corp.	29,900	1,209,375
Coca-Cola East Japan Co., Ltd. (C)	48,700	1,177,803
Daiwa Securities Group, Inc. (B)	226,200	1,377,355
Denka Co., Ltd. (B)	150,000	778,766
Electric Power Development Co., Ltd. (B)	23,100	540,515
FamilyMart UNY Holdings Co., Ltd. (B)	10,100	602,389
FANUC Corp.	6,500	1,332,345
FUJIFILM Holdings Corp.	24,900	972,471
Hitachi, Ltd.	212,300	1,148,933
Japan Airlines Co., Ltd.	34,200	1,083,169
JX Holdings, Inc. (B)	174,500	856,904
Komatsu, Ltd.	30,800	802,715
Kuraray Co., Ltd.	72,700	1,102,287
Mitsubishi Heavy Industries, Ltd.	170,100	682,356
MS&AD Insurance Group Holdings, Inc.	55,200	1,755,214
Nippon Telegraph & Telephone Corp.	24,800	1,058,561
ORIX Corp.	118,400	1,752,124
Resona Holdings, Inc.	211,900	1,138,013
SoftBank Group Corp.	16,000	1,129,902
Sony Corp.	56,300	1,904,480
Square Enix Holdings Co., Ltd.	18,100	512,126
Sumitomo Mitsui Financial Group, Inc.	43,100	1,565,971
Toyota Motor Corp.	24,300	1,318,787

		27,297,136

Macau - 0.8%
MGM China Holdings, Ltd.	434,659	906,064

Mexico - 0.5%
Grupo Televisa SAB, ADR	22,700	588,838

Netherlands - 5.1%
Akzo Nobel NV	14,100	1,169,205
Boskalis Westminster	21,024	724,998
Heineken Holding NV, Class A	24,043	1,912,651
Koninklijke Philips NV	69,665	2,239,220

		6,046,074

Republic of Korea - 0.7%
Samsung Electronics Co., Ltd.	430	792,095

Republic of South Africa - 0.6%
Steinhoff International Holdings NV	137,400	657,185

Singapore - 1.3%
DBS Group Holdings, Ltd.	107,700	1,493,641

Spain - 2.0%
Aena SA (D)	9,500	1,502,961
Gamesa Corp. Tecnologica SA	37,400	884,944

		2,387,905

Sweden - 1.6%
Investor AB, Class B	25,278	1,064,081
Svenska Cellulosa AB SCA, Class B	26,930	868,550

		1,932,631

Switzerland - 5.6%
ABB, Ltd.	30,700	718,116
Nestle SA	31,679	2,430,521

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	28,680	$ 2,128,845
UBS Group AG	85,100	1,361,906

		6,639,388

United Kingdom - 15.4%
Aviva PLC	285,560	1,903,380
Barclays PLC	361,300	1,018,967
British Land Co. PLC, REIT	118,500	905,659
GKN PLC	439,600	2,000,966
HSBC Holdings PLC	170,500	1,388,747
IG Group Holdings PLC	38,893	242,330
Imperial Brands PLC	26,799	1,298,402
Inchcape PLC	108,987	1,149,067
Inmarsat PLC	8,900	94,838
Kingfisher PLC	204,514	835,585
Micro Focus International PLC	30,200	861,940
National Grid PLC, Class B	98,318	1,248,456
Savills PLC	28,100	324,252
Sky PLC	80,658	986,311
TechnipFMC PLC (A)	28,100	913,250
UBM PLC	74,820	716,658
Unilever PLC	25,093	1,238,541
Vodafone Group PLC	465,544	1,213,806

		18,341,155

United States - 0.8%
Flex, Ltd. (A)	53,900	905,520

Total Common Stocks (Cost $110,105,947)		115,733,301

PREFERRED STOCK - 0.7%
Republic of Korea - 0.7%
Hyundai Motor Co.
4.35% (E)	9,000	799,159

Total Preferred Stock (Cost $849,579)		799,159

SECURITIES LENDING COLLATERAL - 3.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (E)	4,704,725	4,704,725

Total Securities Lending Collateral (Cost $4,704,725)		4,704,725

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.09% (E), dated 03/31/2017, to be repurchased at $1,620,022 on 04/03/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $1,655,764.	$ 1,620,010	1,620,010

Total Repurchase Agreement (Cost $1,620,010)		1,620,010

Total Investments (Cost $117,280,261) (F)		122,857,195
Net Other Assets (Liabilities) - (3.3)%		(3,914,371)

Net Assets - 100.0%		$ 118,942,824

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.6%	$ 9,282,978
Banks	6.6	8,065,681
Industrial Conglomerates	5.9	7,206,805
Diversified Financial Services	4.8	5,908,790
Insurance	4.4	5,389,478
Capital Markets	4.4	5,356,279
Media	4.1	5,033,166
Beverages	3.9	4,788,488
Multi-Utilities	3.9	4,769,839
Chemicals	3.2	3,878,292
Auto Components	2.6	3,210,341
Software	2.6	3,208,989
Oil, Gas & Consumable Fuels	2.5	3,082,483
Machinery	2.3	2,817,416
Household Durables	2.1	2,561,665
Electrical Equipment	2.1	2,538,473
Food Products	2.0	2,430,521
Diversified Telecommunication Services	1.9	2,374,996
Wireless Telecommunication Services	1.9	2,343,708
Automobiles	1.7	2,117,946
Electronic Equipment, Instruments & Components	1.7	2,054,453
Hotels, Restaurants & Leisure	1.6	2,012,549
Technology Hardware, Storage & Peripherals	1.4	1,764,566
Food & Staples Retailing	1.4	1,744,170
Airlines	1.4	1,679,380
Semiconductors & Semiconductor Equipment	1.3	1,648,207
Real Estate Management & Development	1.2	1,519,245
Transportation Infrastructure	1.2	1,502,961
Metals & Mining	1.1	1,356,261
Water Utilities	1.1	1,355,149
Tobacco	1.1	1,298,402
Trading Companies & Distributors	1.0	1,276,432
Containers & Packaging	1.0	1,268,937
Health Care Providers & Services	1.0	1,265,786
Personal Products	1.0	1,238,541
Distributors	0.9	1,149,067
Energy Equipment & Services	0.8	913,250
Equity Real Estate Investment Trusts	0.7	905,659
Household Products	0.7	868,550
Specialty Retail	0.7	835,585
Aerospace & Defense	0.6	745,729
Construction & Engineering	0.6	724,998
Independent Power & Renewable Electricity Producers	0.4	540,515
Marine	0.4	497,734

Investments, at Value	94.8	116,532,460
Short-Term Investments	5.2	6,324,735

Total Investments	100.0%	$ 122,857,195

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$4,472,196	$111,261,105	$—	$115,733,301
Preferred Stock	—	799,159	—	799,159
Securities Lending Collateral	4,704,725	—	—	4,704,725
Repurchase Agreement	—	1,620,010	—	1,620,010

Total Investments	$9,176,921	$113,680,274	$—	$122,857,195

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $4,467,357. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, value of the security is $1,177,803, representing 1.0% of the Portfolio’s net assets.
(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of the 144A security is $1,502,961, representing 1.3% of the Portfolio’s net assets.

(E)	Rates disclosed reflect the yields at March 31, 2017.
(F)

Aggregate cost for federal income tax purposes is $117,280,261. Aggregate gross unrealized appreciation and depreciation for all securities is $14,160,143 and $8,583,209, respectively. Net unrealized appreciation for tax purposes is $5,576,934.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 0.7%
General Dynamics Corp.	475	$ 88,920

Banks - 1.1%
M&T Bank Corp.	537	83,090
SVB Financial Group (A)	300	55,827

		138,917

Beverages - 2.0%
Molson Coors Brewing Co., Class B	1,092	104,515
Monster Beverage Corp. (A)	3,373	155,732

		260,247

Biotechnology - 2.4%
Biogen, Inc. (A)	381	104,173
Incyte Corp. (A)	759	101,456
Regeneron Pharmaceuticals, Inc., Class A (A)	267	103,465

		309,094

Building Products - 1.0%
Fortune Brands Home & Security, Inc.	2,045	124,438

Capital Markets - 1.6%
BlackRock, Inc., Class A	223	85,523
Intercontinental Exchange, Inc.	2,078	124,410

		209,933

Chemicals - 2.0%
PPG Industries, Inc.	1,396	146,692
Sherwin-Williams Co.	375	116,321

		263,013

Consumer Finance - 0.9%
Capital One Financial Corp.	1,407	121,931

Containers & Packaging - 1.0%
Crown Holdings, Inc. (A)	2,514	133,116

Electrical Equipment - 1.4%
AMETEK, Inc., Class A	1,762	95,289
Eaton Corp. PLC	1,238	91,798

		187,087

Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	1,322	79,082

Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	1,374	230,406
Walgreens Boots Alliance, Inc.	1,361	113,031

		343,437

Food Products - 1.1%
Mondelez International, Inc., Class A	3,219	138,675

Health Care Equipment & Supplies - 2.7%
Danaher Corp.	1,232	105,373
Hologic, Inc. (A)	3,328	141,606
Medtronic PLC	1,348	108,595

		355,574

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 4.1%
Aetna, Inc.	891	$ 113,647
HCA Holdings, Inc. (A)	1,696	150,927
UnitedHealth Group, Inc.	1,635	268,156

		532,730

Hotels, Restaurants & Leisure - 2.8%
Hilton Worldwide Holdings, Inc.	2,045	119,551
Starbucks Corp.	4,250	248,157

		367,708

Household Durables - 1.2%
Mohawk Industries, Inc. (A)	675	154,906

Household Products - 1.4%
Colgate-Palmolive Co.	2,474	181,072

Industrial Conglomerates - 1.8%
Honeywell International, Inc.	1,887	235,630

Insurance - 1.1%
Allstate Corp.	1,677	136,659

Internet & Direct Marketing Retail - 6.7%
Amazon.com, Inc. (A)	559	495,576
Netflix, Inc. (A)	1,290	190,675
Priceline Group, Inc. (A)	103	183,337

		869,588

Internet Software & Services - 10.1%
Alphabet, Inc., Class A (A)	532	451,030
Alphabet, Inc., Class C (A)	297	246,379
eBay, Inc. (A)	3,717	124,780
Facebook, Inc., Class A (A)	2,804	398,308
GoDaddy, Inc., Class A (A) (B)	2,581	97,820

		1,318,317

IT Services - 5.3%
Accenture PLC, Class A	1,106	132,587
Global Payments, Inc.	1,552	125,215
MasterCard, Inc., Class A	2,616	294,222
PayPal Holdings, Inc. (A)	3,194	137,406

		689,430

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	1,147	176,179

Machinery - 3.0%
Illinois Tool Works, Inc., Class A	927	122,800
Middleby Corp. (A)	901	122,941
Snap-on, Inc.	822	138,647

		384,388

Media - 2.7%
Comcast Corp., Class A	9,226	346,805

Multiline Retail - 1.0%
Dollar Tree, Inc. (A)	1,731	135,814

Personal Products - 1.4%
Estee Lauder Cos., Inc., Class A	2,151	182,383

Pharmaceuticals - 4.2%
Allergan PLC	892	213,116

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	3,965	$ 215,617
Eli Lilly & Co.	1,434	120,614

		549,347

Professional Services - 0.8%
Equifax, Inc.	805	110,076

Road & Rail - 0.8%
JB Hunt Transport Services, Inc.	1,152	105,684

Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc., Class A	1,484	121,614
Broadcom, Ltd.	898	196,626

		318,240

Software - 8.7%
Adobe Systems, Inc. (A)	1,616	210,290
Electronic Arts, Inc. (A)	1,494	133,743
Microsoft Corp.	5,306	349,453
PTC, Inc. (A)	1,426	74,936
salesforce.com, Inc. (A)	2,091	172,487
ServiceNow, Inc. (A)	973	85,109
Workday, Inc., Class A (A)	1,258	104,766

		1,130,784

Specialty Retail - 4.1%
Advance Auto Parts, Inc.	883	130,914
Lowe’s Cos., Inc.	1,632	134,167
Michaels Cos., Inc. (A)	3,069	68,715
TJX Cos., Inc.	2,507	198,253

		532,049

Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	6,422	922,584
Western Digital Corp.	1,062	87,647

		1,010,231

Textiles, Apparel & Luxury Goods - 3.0%
NIKE, Inc., Class B	4,473	249,280
VF Corp.	2,473	135,941

		385,221

Tobacco - 2.0%
Altria Group, Inc.	3,620	258,540

Total Common Stocks (Cost $10,234,082)		12,865,245

SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	99,006	99,006

Total Securities Lending Collateral (Cost $99,006)		99,006

Principal	Value
REPURCHASE AGREEMENT - 1.3%

State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $172,649 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $179,559.

$ 172,647	$ 172,647

Total Repurchase Agreement (Cost $172,647)	172,647

Total Investments (Cost $10,505,735) (D)	13,136,898
Net Other Assets (Liabilities) - (1.0)%	(125,664)

Net Assets - 100.0%	$ 13,011,234

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$12,865,245	$—	$—	$12,865,245
Securities Lending Collateral	99,006	—	—	99,006
Repurchase Agreement	—	172,647	—	172,647

Total Investments	$12,964,251	$172,647	$—	$13,136,898

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the security is on loan. The value of the security on loan is $96,835. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at March 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $10,505,735. Aggregate gross unrealized appreciation and depreciation for all securities is $2,689,104 and $57,941, respectively. Net unrealized appreciation for tax purposes is $2,631,163.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 0.7%
General Dynamics Corp.	94,812	$ 17,748,806

Banks - 1.2%
M&T Bank Corp.	104,573	16,180,581
SVB Financial Group (A)	74,158	13,800,062

		29,980,643

Beverages - 2.0%
Molson Coors Brewing Co., Class B	218,241	20,887,846
Monster Beverage Corp. (A)	690,596	31,884,817

		52,772,663

Biotechnology - 2.4%
Biogen, Inc. (A)	76,705	20,972,681
Incyte Corp. (A)	153,652	20,538,663
Regeneron Pharmaceuticals, Inc., Class A (A)	53,345	20,671,721

		62,183,065

Building Products - 1.0%
Fortune Brands Home & Security, Inc.	408,648	24,866,231

Capital Markets - 1.6%
BlackRock, Inc., Class A	45,234	17,347,691
Intercontinental Exchange, Inc.	415,071	24,850,301

		42,197,992

Chemicals - 2.0%
PPG Industries, Inc.	278,949	29,311,961
Sherwin-Williams Co.	74,963	23,252,773

		52,564,734

Consumer Finance - 0.9%
Capital One Financial Corp.	281,090	24,359,259

Containers & Packaging - 1.0%
Crown Holdings, Inc. (A)	502,176	26,590,219

Electrical Equipment - 1.4%
AMETEK, Inc., Class A	343,392	18,570,639
Eaton Corp. PLC	253,450	18,793,318

		37,363,957

Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	256,949	15,370,689

Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	275,896	46,265,000
Walgreens Boots Alliance, Inc.	273,194	22,688,762

		68,953,762

Food Products - 1.1%
Mondelez International, Inc., Class A	646,362	27,845,275

Health Care Equipment & Supplies - 2.7%
Danaher Corp.	246,551	21,087,507
Hologic, Inc. (A)	665,969	28,336,981
Medtronic PLC	269,879	21,741,452

		71,165,940

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 4.1%
Aetna, Inc.	179,219	$ 22,859,384
HCA Holdings, Inc. (A)	338,897	30,158,444
UnitedHealth Group, Inc.	330,108	54,141,013

		107,158,841

Hotels, Restaurants & Leisure - 2.8%
Hilton Worldwide Holdings, Inc.	411,106	24,033,257
Starbucks Corp.	840,848	49,097,115

		73,130,372

Household Durables - 1.2%
Mohawk Industries, Inc. (A)	134,939	30,967,151

Household Products - 1.4%
Colgate-Palmolive Co.	496,780	36,359,328

Industrial Conglomerates - 1.8%
Honeywell International, Inc.	373,181	46,599,112

Insurance - 1.0%
Allstate Corp.	335,094	27,306,810

Internet & Direct Marketing Retail - 6.7%
Amazon.com, Inc. (A)	112,092	99,374,042
Netflix, Inc. (A)	255,145	37,712,983
Priceline Group, Inc. (A)	20,787	37,000,236

		174,087,261

Internet Software & Services - 10.1%
Alphabet, Inc., Class A (A)	105,765	89,667,567
Alphabet, Inc., Class C (A)	59,272	49,169,680
eBay, Inc. (A)	746,194	25,049,733
Facebook, Inc., Class A (A)	561,448	79,753,688
GoDaddy, Inc., Class A (A) (B)	522,939	19,819,388

		263,460,056

IT Services - 5.3%
Accenture PLC, Class A	220,861	26,476,817
Global Payments, Inc.	310,106	25,019,352
Mastercard, Inc., Class A	522,656	58,783,120
PayPal Holdings, Inc. (A)	639,145	27,496,018

		137,775,307

Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	226,805	34,837,248

Machinery - 3.0%
Illinois Tool Works, Inc., Class A	185,168	24,529,205
Middleby Corp. (A)	182,325	24,878,246
Snap-on, Inc.	166,405	28,067,532

		77,474,983

Media - 2.7%
Comcast Corp., Class A	1,836,836	69,046,665

Multiline Retail - 1.0%
Dollar Tree, Inc. (A)	339,629	26,647,291

Personal Products - 1.4%
Estee Lauder Cos., Inc., Class A	425,551	36,082,469

Pharmaceuticals - 4.2%
Allergan PLC	178,328	42,606,126

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	784,196	$ 42,644,578
Eli Lilly & Co.	287,363	24,170,102

		109,420,806

Professional Services - 0.8%
Equifax, Inc.	160,029	21,882,365

Road & Rail - 0.8%
JB Hunt Transport Services, Inc.	230,157	21,114,603

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc., Class A	296,556	24,302,764
Broadcom, Ltd.	180,552	39,533,666

		63,836,430

Software - 8.7%
Adobe Systems, Inc. (A)	324,452	42,220,939
Electronic Arts, Inc. (A)	298,443	26,716,617
Microsoft Corp.	1,061,357	69,900,972
PTC, Inc. (A)	288,994	15,186,635
salesforce.com, Inc. (A)	418,345	34,509,279
ServiceNow, Inc. (A)	195,355	17,087,702
Workday, Inc., Class A (A)	251,903	20,978,482

		226,600,626

Specialty Retail - 4.1%
Advance Auto Parts, Inc.	176,350	26,145,651
Lowe’s Cos., Inc.	327,546	26,927,556
Michaels Cos., Inc. (A)	634,987	14,217,359
TJX Cos., Inc.	503,671	39,830,303

		107,120,869

Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	1,285,578	184,686,135
Western Digital Corp.	213,194	17,594,901

		202,281,036

Textiles, Apparel & Luxury Goods - 3.0%
NIKE, Inc., Class B	893,697	49,805,734
VF Corp.	496,777	27,307,832

		77,113,566

Tobacco - 2.0%
Altria Group, Inc.	726,749	51,904,414

Total Common Stocks (Cost $2,131,925,452)		2,576,170,844

SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	1,333,930	1,333,930

Total Securities Lending Collateral (Cost $1,333,930)		1,333,930

	Principal	Value
REPURCHASE AGREEMENT - 1.2%

State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $30,618,029 on 04/03/2017. Collateralized by U.S. Government Obligations, 0.13%, due 04/15/2019 - 04/15/2020, and with a total value of $31,233,522.

	$ 30,617,800	$ 30,617,800

Total Repurchase Agreement (Cost $30,617,800)		30,617,800

Total Investments (Cost $2,163,877,182) (D)		2,608,122,574
Net Other Assets (Liabilities) - (0.3)%		(7,243,751)

Net Assets - 100.0%		$ 2,600,878,823

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,576,170,844	$—	$—	$2,576,170,844
Securities Lending Collateral	1,333,930	—	—	1,333,930
Repurchase Agreement	—	30,617,800	—	30,617,800

Total Investments	$2,577,504,774	$30,617,800	$—	$2,608,122,574

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the security is on loan. The value of the security on loan is $1,304,670. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at March 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $2,163,877,182. Aggregate gross unrealized appreciation and depreciation for all securities is $456,284,196 and $12,038,804, respectively. Net unrealized appreciation for tax purposes is $444,245,392.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2017

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (TST) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are a series of TST and are listed below.

Portfolio	Portfolio
Transamerica AB Dynamic Allocation VP	Transamerica Legg Mason Dynamic Allocation – Growth VP
Transamerica Aegon Government Money Market VP	Transamerica Madison Balanced Allocation VP
Transamerica Aegon High Yield Bond VP	Transamerica Madison Conservative Allocation VP
Transamerica Aegon U.S. Government Securities VP	Transamerica Madison Diversified Income VP
Transamerica American Funds Managed Risk VP	Transamerica Managed Risk – Balanced ETF VP
Transamerica Asset Allocation – Conservative VP	Transamerica Managed Risk – Conservative ETF VP
Transamerica Asset Allocation – Growth VP	Transamerica Managed Risk – Growth ETF VP
Transamerica Asset Allocation – Moderate Growth VP	Transamerica Market Participation Strategy VP
Transamerica Asset Allocation – Moderate VP	Transamerica MFS International Equity VP
Transamerica Barrow Hanley Dividend Focused VP	Transamerica Morgan Stanley Capital Growth VP
Transamerica BlackRock Equity Smart Beta 100 VP	Transamerica Multi-Managed Balanced VP
Transamerica BlackRock Global Allocation Managed Risk – Balanced VP	Transamerica Multi-Manager Alternative Strategies VP
Transamerica BlackRock Global Allocation Managed Risk – Growth VP	Transamerica PIMCO Tactical – Balanced VP
Transamerica BlackRock Global Allocation VP	Transamerica PIMCO Tactical – Conservative VP
Transamerica BlackRock Smart Beta 50 VP	Transamerica PIMCO Tactical – Growth VP
Transamerica BlackRock Smart Beta 75 VP	Transamerica PIMCO Total Return VP
Transamerica BlackRock Tactical Allocation VP	Transamerica PineBridge Inflation Opportunities VP
Transamerica Clarion Global Real Estate Securities VP	Transamerica ProFund UltraBear VP
Transamerica International Moderate Growth VP	Transamerica QS Investors Active Asset Allocation – Conservative VP
Transamerica Janus Balanced VP	Transamerica QS Investors Active Asset Allocation – Moderate Growth VP
Transamerica Janus Mid-Cap Growth VP	Transamerica QS Investors Active Asset Allocation – Moderate VP
Transamerica Jennison Growth VP	Transamerica Small/Mid Cap Value VP
Transamerica JPMorgan Core Bond VP	Transamerica T. Rowe Price Small Cap VP
Transamerica JPMorgan Enhanced Index VP	Transamerica Torray Concentrated Growth VP
Transamerica JPMorgan Mid Cap Value VP	Transamerica TS&W International Equity VP
Transamerica JPMorgan Tactical Allocation VP	Transamerica WMC US Growth II VP
Transamerica Legg Mason Dynamic Allocation – Balanced VP	Transamerica WMC US Growth VP
Transamerica Clarion Global Real Estate Securities VP, Transamerica Market Participation Strategy VP, and Transamerica ProFund UltraBear VP are “non-diversified” Funds, as defined under the 1940 Act.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolios. TAM provides continuous and regular investment management services to the Portfolios. TAM supervises the Portfolios’ investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of

Transamerica Series Trust	Page 1	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

1. ORGANIZATION (continued)

proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM’s investment management services include the provision of supervisory and administrative services to the Portfolios. TAM, not the Portfolios, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolios combine fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolios’ investments, at March 31, 2017, is disclosed within the Security Valuation section of each Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 2	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

3. SECURITY VALUATION (continued)

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Investment companies are valued at the NAV of the underlying portfolios. These investments are actively traded and no valuation adjustments are applied. Investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Page 3	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations and variable rate notes: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Aegon Government Money Market VP values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the

Transamerica Series Trust	Page 4	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

3. SECURITY VALUATION (continued)

product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Contingent value rights (“CVR”): The Portfolios may invest in CVRs, which is a type of right given to investors of an acquired company (or a company facing major restructuring) that ensures additional benefit if a specified event occurs. A CVR often has an expiration date that relates to the time the contingent event must occur. CVRs generally lack liquidity since most are non-transferable and a large number of legal and other issues can arise when negotiating and implementing these instruments.

CVRs held at March 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at March 31, 2017. Open secured loan participations and assignments at March 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at March 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at March 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at March 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

Transamerica Series Trust	Page 5	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

TBA commitments held at March 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at March 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at March 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank and Trust Company (“State Street”) serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at March 31, 2017, if any, are shown on a gross basis within the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into reverse repurchase agreements in which the Portfolios sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolios’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolios may receive a fee for use of the security by the counterparty,

Transamerica Series Trust	Page 6	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

which may result in interest income to the Portfolios. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolios exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended March 31, 2017, the Portfolios’ average borrowings are as follows:

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica PIMCO Tactical – Balanced VP	$33,222,542	90	0.71%
Transamerica PIMCO Tactical – Conservative VP	8,695,244	43	0.58
Transamerica PIMCO Tactical – Growth VP	13,307,895	90	0.80
Transamerica PIMCO Total Return VP	87,451,969	90	0.75

Open reverse repurchase agreements at March 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Portfolios may enter into sale-buyback financing transactions. The Portfolios account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolios of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolios forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolios are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolios to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios, the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolios’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolios’ turnover rates.

For the period ended March 31, 2017, the Portfolios’ average borrowings are as follows:

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica PIMCO Tactical – Balanced VP	$9,636,221	77	0.79%
Transamerica PIMCO Tactical – Conservative VP	2,697,217	39	0.78
Transamerica PIMCO Tactical – Growth VP	2,053,792	43	0.85

Open sale-buyback financing transactions at March 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at March 31, 2017.

Repurchase agreements at March 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Short sales: A short sale is a transaction in which the Portfolios sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage

Transamerica Series Trust	Page 7	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

Open short sale transactions at March 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica AB Dynamic Allocation VP
Securities Lending Transactions
Common Stocks	$6,756,845	$—	$—	$—	$6,756,845
Exchange-Traded Funds	6,546	—	—	—	6,546
Corporate Debt Securities	529,345	—	—	—	529,345
U.S. Government Obligations	506,827	—	—	—	506,827

Total Securities Lending Transactions	$7,799,563	$—	$—	$—	$7,799,563

Total Borrowings	$7,799,563	$—	$—	$—	$7,799,563

Transamerica Aegon High Yield Bond VP
Securities Lending Transactions
Corporate Debt Securities	$33,761,925	$—	$—	$—	$33,761,925

Total Borrowings	$33,761,925	$—	$—	$—	$33,761,925

Transamerica Aegon U.S. Government Securities VP
Securities Lending Transactions
U.S. Government Agency Obligations	$14,642,098	$—	$—	$—	$14,642,098
U.S. Government Obligations	9,972,741	—	—	—	9,972,741

Total Securities Lending Transactions	$24,614,839	$—	$—	$—	$24,614,839

Total Borrowings	$24,614,839	$—	$—	$—	$24,614,839

Transamerica BlackRock Global Allocation VP
Securities Lending Transactions
Common Stocks	$34,245,455	$—	$—	$—	$34,245,455
Convertible Preferred Stocks	1,022,255	—	—	—	1,022,255
Corporate Debt Securities	6,044,330	—	—	—	6,044,330
U.S. Government Obligations	11,918,192	—	—	—	11,918,192
Short-Term U.S. Government Obligations	70,680,909	—	—	—	70,680,909

Total Securities Lending Transactions	$123,911,141	$—	$—	$—	$123,911,141

Total Borrowings	$123,911,141	$—	$—	$—	$123,911,141

Transamerica BlackRock Tactical Allocation VP
Securities Lending Transactions
Exchange-Traded Funds	$34,089,434	$—	$—	$—	$34,089,434

Total Borrowings	$34,089,434	$—	$—	$—	$34,089,434

Transamerica Clarion Global Real Estate Securities VP
Securities Lending Transactions
Common Stocks	$17,763,228	$—	$—	$—	$17,763,228

Total Borrowings	$17,763,228	$—	$—	$—	$17,763,228

Transamerica Series Trust	Page 8	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Janus Balanced VP
Securities Lending Transactions
Corporate Debt Securities	$5,225,172	$—	$—	$—	$5,225,172
U.S. Government Obligations	16,239,921	—	—	—	16,239,921

Total Securities Lending Transactions	$21,465,093	$—	$—	$—	$21,465,093

Total Borrowings	$21,465,093	$—	$—	$—	$21,465,093

Transamerica Janus Mid-Cap Growth VP
Securities Lending Transactions
Common Stocks	$25,715,713	$—	$—	$—	$25,715,713

Total Borrowings	$25,715,713	$—	$—	$—	$25,715,713

Transamerica Jennison Growth VP
Securities Lending Transactions
Common Stocks	$2,387,032	$—	$—	$—	$2,387,032

Total Borrowings	$2,387,032	$—	$—	$—	$2,387,032

Transamerica JPMorgan Core Bond VP
Securities Lending Transactions
Corporate Debt Securities	$5,808,057	$—	$—	$—	$5,808,057
Foreign Government Obligations	209,039	—	—	—	209,039
U.S. Government Obligations	2,755,001	—	—	—	2,755,001

Total Securities Lending Transactions	$8,772,097	$—	$—	$—	$8,772,097

Total Borrowings	$8,772,097	$—	$—	$—	$8,772,097

Transamerica JPMorgan Enhanced Index VP
Securities Lending Transactions
Common Stocks	$9,525,497	$—	$—	$—	$9,525,497

Total Borrowings	$9,525,497	$—	$—	$—	$9,525,497

Transamerica JPMorgan Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$11,239,281	$—	$—	$—	$11,239,281

Total Borrowings	$11,239,281	$—	$—	$—	$11,239,281

Transamerica JPMorgan Tactical Allocation VP
Securities Lending Transactions
Corporate Debt Securities	$8,895,319	$—	$—	$—	$8,895,319
Foreign Government Obligations	960,655	—	—	—	960,655
U.S. Government Obligations	2,869,670	—	—	—	2,869,670
Common Stocks	12,517,638	—	—	—	12,517,638

Total Securities Lending Transactions	$25,243,282	$—	$—	$—	$25,243,282

Total Borrowings	$25,243,282	$—	$—	$—	$25,243,282

Transamerica Series Trust	Page 9	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Legg Mason Dynamic Allocation - Balanced VP
Securities Lending Transactions
Exchange-Traded Funds	$103,602,348	$—	$—	$—	$103,602,348

Total Borrowings	$103,602,348	$—	$—	$—	$103,602,348

Transamerica Managed Risk - Balanced ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$129,719,852	$—	$—	$—	$129,719,852

Total Borrowings	$129,719,852	$—	$—	$—	$129,719,852

Transamerica Managed Risk - Conservative ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$4,542,475	$—	$—	$—	$4,542,475

Total Borrowings	$4,542,475	$—	$—	$—	$4,542,475

Transamerica Managed Risk - Growth ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$165,478,500	$—	$—	$—	$165,478,500

Total Borrowings	$165,478,500	$—	$—	$—	$165,478,500

Transamerica Market Participation Strategy VP
Securities Lending Transactions
Foreign Government Obligations	$3,048,377	$—	$—	$—	$3,048,377
U.S. Government Agency Obligations	27,591,546	—	—	—	27,591,546
U.S. Government Obligations	57,123,536	—	—	—	57,123,536

Total Securities Lending Transactions	$87,763,459	$—	$—	$—	$87,763,459

Total Borrowings	$87,763,459	$—	$—	$—	$87,763,459

Transamerica MFS International Equity VP
Securities Lending Transactions
Common Stocks	$22,033,934	$—	$—	$—	$22,033,934

Total Borrowings	$22,033,934	$—	$—	$—	$22,033,934

Transamerica Morgan Stanley Capital Growth VP
Securities Lending Transactions
Common Stocks	$15,460,115	$—	$—	$—	$15,460,115

Total Borrowings	$15,460,115	$—	$—	$—	$15,460,115

Transamerica Multi-Managed Balanced VP
Securities Lending Transactions
Common Stocks	$4,292,151	$—	$—	$—	$4,292,151
Corporate Debt Securities	12,004,785	—	—	—	12,004,785
Foreign Government Obligations	4,500,317	—	—	—	4,500,317
U.S. Government Obligations	1,029,650	—	—	—	1,029,650
Short-Term U.S. Government Obligations	925,666	—	—	—	925,666

Total Securities Lending Transactions	$22,752,569	$—	$—	$—	$22,752,569

Total Borrowings	$22,752,569	$—	$—	$—	$22,752,569

Transamerica Series Trust	Page 10	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica PIMCO Tactical - Balanced VP
Securities Lending Transactions
Corporate Debt Securities	$3,586,036	$—	$—	$—	$3,586,036
Foreign Government Obligations	594,094	—	—	—	594,094

Total Securities Lending Transactions	$4,180,130	$—	$—	$—	$4,180,130

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$72,113,468	$6,515,750	$—	$78,629,218

Sale Buy-back Transactions
U.S. Government Obligations	$991,209	$—	$—	$—	$991,209

Total Borrowings	$5,171,339	$72,113,468	$6,515,750	$—	$83,800,557

Transamerica PIMCO Tactical - Conservative VP
Securities Lending Transactions
Corporate Debt Securities	$1,647,355	$—	$—	$—	$1,647,355
Foreign Government Obligations	297,410	—	—	—	297,410

Total Securities Lending Transactions	$1,944,765	$—	$—	$—	$1,944,765

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$21,359,125	$—	$—	$21,359,125

Total Borrowings	$1,944,765	$21,359,125	$—	$—	$23,303,890

Transamerica PIMCO Tactical - Growth VP
Securities Lending Transactions
Corporate Debt Securities	$1,576,894	$—	$—	$—	$1,576,894
Foreign Government Obligations	198,059	—	—	—	198,059

Total Securities Lending Transactions	$1,774,953	$—	$—	$—	$1,774,953

Reverse Repurchase Agreements
U.S. Government Obligations	$3,629,700	$21,182,200	$—	$—	$24,811,900

Total Borrowings	$5,404,653	$21,182,200	$—	$—	$26,586,853

Transamerica PIMCO Total Return VP
Securities Lending Transactions
Corporate Debt Securities	$34,880,845	$—	$—	$—	$34,880,845
Short-Term U.S. Government Obligations	439,332	—	—	—	439,332

Total Securities Lending Transactions	$35,320,177	$—	$—	$—	$35,320,177

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$50,332,500	$17,773,875	$—	$68,106,375

Total Borrowings	$35,320,177	$50,332,500	$17,773,875	$—	$103,426,552

Transamerica Series Trust	Page 11	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica PineBridge Inflation Opportunities VP
Securities Lending Transactions
Corporate Debt Securities	$748,996	$—	$—	$—	$748,996
Preferred Stocks	263,309	—	—	—	263,309

Total Securities Lending Transactions	$1,012,305	$—	$—	$—	$1,012,305

Total Borrowings	$1,012,305	$—	$—	$—	$1,012,305

Transamerica QS Investors Active Asset Allocation - Conservative VP
Securities Lending Transactions
Exchange-Traded Funds	$118,561,415	$—	$—	$—	$118,561,415

Total Borrowings	$118,561,415	$—	$—	$—	$118,561,415

Transamerica QS Investors Active Asset Allocation - Moderate Growth VP
Securities Lending Transactions
Exchange-Traded Funds	$115,384,808	$—	$—	$—	$115,384,808

Total Borrowings	$115,384,808	$—	$—	$—	$115,384,808

Transamerica QS Investors Active Asset Allocation - Moderate VP
Securities Lending Transactions
Exchange-Traded Funds	$259,775,899	$—	$—	$—	$259,775,899

Total Borrowings	$259,775,899	$—	$—	$—	$259,775,899

Transamerica Small/Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$25,152,041	$—	$—	$—	$25,152,041

Total Borrowings	$25,152,041	$—	$—	$—	$25,152,041

Transamerica T. Rowe Price Small Cap VP
Securities Lending Transactions
Common Stocks	$46,442,829	$—	$—	$—	$46,442,829

Total Borrowings	$46,442,829	$—	$—	$—	$46,442,829

Transamerica Torray Concentrated Growth VP
Securities Lending Transactions
Common Stocks	$4,333,491	$—	$—	$—	$4,333,491

Total Borrowings	$4,333,491	$—	$—	$—	$4,333,491

Transamerica TS&W International Equity VP
Securities Lending Transactions
Common Stocks	$4,704,725	$—	$—	$—	$4,704,725

Total Borrowings	$4,704,725	$—	$—	$—	$4,704,725

Transamerica WMC US Growth II VP
Securities Lending Transactions
Common Stocks	$99,006	$—	$—	$—	$99,006

Total Borrowings	$99,006	$—	$—	$—	$99,006

Transamerica Series Trust	Page 12	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica WMC US Growth VP
Securities Lending Transactions
Common Stocks	$1,333,930	$—	$—	$—	$1,333,930

Total Borrowings	$1,333,930	$—	$—	$—	$1,333,930

Transamerica Series Trust	Page 13	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolios are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into option contracts to manage exposure to various market fluctuations. The Portfolios may purchase or write call and put options on securities and derivative instruments in which each Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolios may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolios the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolios may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolios the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Interest rate-capped options: The Portfolios may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolios the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolios from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Transamerica Series Trust	Page 14	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options on futures: The Portfolios may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolios the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Portfolios may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Portfolios may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolios write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

As of March 31, 2017, transactions in written options are as follows:

	Call Options		Put Options
Transamerica BlackRock Global Allocation VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts

Balance at December 31, 2016	$1,019,200	550,108	$1,094,035	154,318
Options written	1,177,461	2,292,374	1,336,928	919,612
Options closed	(903,929)	(1,678,205)	(710,918)	(477,898)
Options expired	(103,362)	(375,458)	(111,917)	(3,017)
Options exercised	(331,841)	(48,182)	—	—

Balance at March 31, 2017	$857,529	740,637	$1,608,128	593,015

Put Options
Transamerica PIMCO Tactical - Balanced VP	Amount of Premiums	Number of Contracts
Balance at December 31, 2016	$—	—
Options written	17,569	87
Options closed	—	—
Options expired	—	—
Options exercised	—	—

Balance at March 31, 2017	$17,569	87

Put Options
Transamerica PIMCO Tactical - Conservative VP	Amount of Premiums	Number of Contracts
Balance at December 31, 2016	$—	—
Options written	10,905	54
Options closed	—	—
Options expired	—	—
Options exercised	—	—

Balance at March 31, 2017	$10,905	54

Transamerica Series Trust	Page 15	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Put Options
Transamerica PIMCO Tactical - Growth VP	Amount of Premiums	Number of Contracts
Balance at December 31, 2016	$—	—
Options written	6,260	31
Options closed	—	—
Options expired	—	—
Options exercised	—	—

Balance at March 31, 2017	$6,260	31

	Call Options		Put Options
Transamerica PIMCO Total Return VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts

Balance at December 31, 2016	$—	—	$—	—
Options written	637,433	95,000,588	627,765	111,000,944
Options closed	—	—	—	—
Options expired	(244,695)	(33,000,326)	(409,913)	(60,000,944)
Options exercised	(392,738)	(62,000,262)	—	—

Balance at March 31, 2017	$—	—	$217,852	51,000,000

As of March 31, 2017, transactions in written foreign exchange and interest rate-capped options and swaptions are as follows:

	Call Options
Transamerica BlackRock Global Allocation VP	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2016	$473,494	EUR	20,411,951	GBP	—	NZD	7,780,560	USD	48,631,569
Options written	1,237,547		—		22,776,160		—		514,797,709
Options closed	(348,397)		(20,411,951)		—		—		(131,513,047)
Options expired	(71,753)		—		—		—		(5,354,709)
Options exercised	—		—		—		—		—

Balance at March 31, 2017	$1,290,891	EUR	—	GBP	22,776,160	NZD	7,780,560	USD	426,561,522

	Put Options
Transamerica BlackRock Global Allocation VP	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2016	$1,283,263	EUR	46,475,104	NZD	7,780,560	USD	210,314,527
Options written	958,751		45,795,719		—		148,404,093
Options closed	(1,263,667)		(50,913,887)		—		(297,199,854)
Options expired	(71,485)		—		—		(5,354,709)
Options exercised	—		—		—		—

Balance at March 31, 2017	$906,862	EUR	41,356,936	NZD	7,780,560	USD	56,164,057

	Call Options					Put Options
Transamerica PIMCO Tactical - Balanced VP	Amount of Premiums	Notional Amount		Notional Amount		Amount of Premiums	Notional Amount		Notional Amount

Balance at December 31, 2016	$130,642	EUR	—	USD	186,900,000	$877,000	EUR	—	USD	50,500,000
Options written	12,836		1,500,000		—	110,874		1,500,000		11,500,000
Options closed	—		—		—	—		—		—
Options expired	(53,500)		—		(7,500,000)	—		—		—
Options exercised	—		—		—	(60,000)		—		(7,500,000)

Balance at March 31, 2017	$89,978	EUR	1,500,000	USD	179,400,000	$927,874	EUR	1,500,000	USD	54,500,000

	Call Options					Put Options
Transamerica PIMCO Tactical - Conservative VP	Amount of Premiums	Notional Amount		Notional Amount		Amount of Premiums	Notional Amount		Notional Amount

Balance at December 31, 2016	$78,540	EUR	—	USD	112,500,000	$520,500	EUR	—	USD	30,000,000
Options written	7,701		900,000		—	69,082		900,000		7,200,000
Options closed	—		—		—	—		—		—
Options expired	(32,100)		—		(4,500,000)	—		—		—
Options exercised	—		—		—	(36,000)		—		(4,500,000)

Balance at March 31, 2017	$54,141	EUR	900,000	USD	108,000,000	$553,582	EUR	900,000	USD	32,700,000

Transamerica Series Trust	Page 16	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Call Options					Put Options
Transamerica PIMCO Tactical - Growth VP	Amount of Premiums	Notional Amount		Notional Amount		Amount of Premiums	Notional Amount		Notional Amount

Balance at December 31, 2016	$44,863	EUR	—	USD	63,800,000	$296,300	EUR	—	USD	17,100,000
Options written	4,278		500,000		—	39,232		500,000		4,100,000
Options closed	—		—		—	—		—		—
Options expired	(18,547)		—		(2,600,000)	—		—		—
Options exercised	—		—		—	(20,800)		—		(2,600,000)

Balance at March 31, 2017	$30,594	EUR	500,000	USD	61,200,000	$314,732	EUR	500,000	USD	18,600,000

	Call Options			Put Options
Transamerica PIMCO Total Return VP	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount

Balance at December 31, 2016	$1,453,224	USD	172,800,000	$2,711,565	USD	176,900,000
Options written	1,429,824		133,100,000	—		—
Options closed	(809,890)		(124,600,000)	—		—
Options expired	(491,494)		(43,000,000)	(606,240)		(84,200,000)
Options exercised	—		—	—		—

Balance at March 31, 2017	$1,581,664	USD	138,300,000	$2,105,325	USD	92,700,000

Open option contracts at March 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments or Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments or Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Cross-currency swap agreements: The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swap agreements in which

Transamerica Series Trust	Page 17	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Portfolios with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolios are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Portfolios can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open OTC and centrally cleared swap agreements at March 31, 2017, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at March 31, 2017, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Portfolios are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at March 31, 2017, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Series Trust	Page 18	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS

For the period ended March 31, 2017, the Portfolios’ transactions in and earnings from investments in affiliates of TAM are as follows:

Transamerica Asset Allocation - Conservative VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$94,787,529	$660,306	$—	$—	$288,582	$95,736,417	$660,306	$—
Transamerica Developing Markets Equity	42,246,560	—	(2,448,400)	283,197	4,185,189	44,266,546	—	—
Transamerica Floating Rate	7,549,435	79,210	—	—	(79)	7,628,566	79,210	—
Transamerica High Yield Bond	89,451,372	1,302,170	—	—	1,065,990	91,819,532	1,302,170	—
Transamerica Intermediate Bond	354,353,758	1,913,118	—	—	1,772,103	358,038,979	1,913,118	—
Transamerica International Equity	82,953,196	—	(6,620,153)	(351,443)	6,181,646	82,163,246	—	—
Transamerica International Equity Opportunities	44,355,151	—	(2,155,401)	(132,551)	3,544,945	45,612,144	—	—
Transamerica International Small Cap Value	21,098,052	—	(2,160,354)	183,204	1,336,007	20,456,909	—	—
Transamerica Jennison Growth VP	31,948,560	—	(2,161,794)	167,676	3,238,352	33,192,794	—	—
Transamerica JPMorgan Core Bond VP	53,845,390	—	—	—	460,575	54,305,965	—	—
Transamerica JPMorgan Enhanced Index VP	142,253,248	—	(6,636,189)	668,433	8,517,280	144,802,772	—	—
Transamerica JPMorgan Mid Cap Value VP	23,575,009	—	—	—	899,253	24,474,262	—	—
Transamerica Large Cap Value	64,239,449	128,071	(2,304,379)	189,571	1,596,872	63,849,584	128,071	—
Transamerica Mid Cap Value Opportunities	23,588,329	—	—	—	1,148,649	24,736,978	—	—
Transamerica PIMCO Total Return VP	234,206,571	—	—	—	3,156,422	237,362,993	—	—
Transamerica T. Rowe Price Small Cap VP	31,156,645	—	(2,166,561)	208,753	1,882,000	31,080,837	—	—
Transamerica Unconstrained Bond	21,114,649	186,858	—	—	534,493	21,836,000	186,858	—
Transamerica WMC US Growth VP	33,189,114	—	(2,442,789)	16,157	3,024,993	33,787,475	—	—

Total	$1,395,912,017	$4,269,733	$(29,096,020)	$1,232,997	$42,833,272	$1,415,151,999	$4,269,733	$—

Transamerica Asset Allocation - Growth VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
0-Transamerica Clarion Global Real Estate Securities VP	$54,148,356	$—	$(18,649,755)	$(1,391,762)	$1,767,804	$35,874,643	$—	$—
Transamerica Developing Markets Equity	76,972,101	—	—	—	8,141,279	85,113,380	—	—
Transamerica High Yield Bond	26,937,299	392,114	—	—	321,011	27,650,424	392,114	—
Transamerica International Equity	108,254,860	—	(1,544,109)	(230,229)	7,920,936	114,401,458	—	—
Transamerica International Equity Opportunities	90,949,093	2,518,739	(3,819,290)	(277,241)	7,344,551	96,715,852	—	—
Transamerica International Small Cap Value	27,570,317	—	—	—	1,985,262	29,555,579	—	—
Transamerica Janus Mid-Cap Growth VP	20,530,323	—	(9,338,206)	1,430,786	34,260	12,657,163	—	—
Transamerica Jennison Growth VP	75,565,589	—	(2,985,177)	1,342,705	6,755,615	80,678,732	—	—
Transamerica JPMorgan Enhanced Index VP	89,731,399	—	(11,660,843)	1,216,224	4,603,521	83,890,301	—	—
Transamerica JPMorgan Mid Cap Value VP	16,703,590	—	(9,338,215)	2,247,222	(1,550,185)	8,062,412	—	—
Transamerica Large Cap Value	141,314,480	2,103,123	—	—	4,001,391	147,418,994	285,396	—
Transamerica Mid Cap Growth	10,616,930	—	—	—	769,963	11,386,893	—	—
Transamerica Mid Cap Value Opportunities	16,638,917	—	—	—	810,243	17,449,160	—	—
Transamerica Small Cap Value	19,215,563	—	—	—	(119,990)	19,095,573	—	—
Transamerica Small Company Growth Liquidating Trust	1,909	—	—	—	—	1,909	—	—
Transamerica T. Rowe Price Small Cap VP	28,498,987	—	(2,400,534)	532,519	1,340,525	27,971,497	—	—
Transamerica Unconstrained Bond	—	28,093,282	—	—	55,365	28,148,647	78,644	—
Transamerica WMC US Growth VP	74,526,642	—	(1,680,882)	79,312	7,032,834	79,957,906	—	—

Total	$878,176,355	$33,107,258	$(61,417,011)	$4,949,536	$51,214,385	$906,030,523	$756,154	$—

Transamerica Series Trust	Page 19	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Asset Allocation - Moderate Growth VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Clarion Global Real Estate Securities VP	$192,366,362	$—	$(50,178,415)	$918,198	$856,221	$143,962,366	$—	$—
Transamerica Core Bond	154,369,145	1,075,361	—	—	469,979	155,914,485	1,075,361	—
Transamerica Developing Markets Equity	225,466,025	—	—	—	23,847,368	249,313,393	—	—
Transamerica Floating Rate	164,768,748	1,728,792	—	—	(1,732)	166,495,808	1,728,792	—
Transamerica Global Allocation Liquidating Trust	422,564	—	—	—	(18,007)	404,557	—	—
Transamerica High Yield Bond	249,517,271	3,632,296	—	—	2,973,490	256,123,057	3,632,296	—
Transamerica Intermediate Bond	293,949,592	1,587,003	—	—	1,470,025	297,006,620	1,587,003	—
Transamerica International Equity	455,837,345	—	(13,367,483)	1,692,759	31,045,407	475,208,028	—	—
Transamerica International Equity Opportunities	331,664,998	—	(10,396,935)	644,599	25,539,480	347,452,142	—	—
Transamerica International Small Cap Value	116,167,111	—	—	—	8,364,868	124,531,979	—	—
Transamerica Janus Mid-Cap Growth VP	78,289,485	—	—	—	5,957,821	84,247,306	—	—
Transamerica Jennison Growth VP	221,720,580	—	(7,400,253)	2,971,532	20,817,137	238,108,996	—	—
Transamerica JPMorgan Enhanced Index VP	707,642,919	—	(14,301,482)	1,598,832	44,575,823	739,516,092	—	—
Transamerica JPMorgan Mid Cap Value VP	75,467,501	—	—	—	2,878,657	78,346,158	—	—
Transamerica Large Cap Value	455,535,380	908,176	—	—	12,668,042	469,111,598	908,176	—
Transamerica Mid Cap Growth	72,468,015	—	—	—	5,255,536	77,723,551	—	—
Transamerica Mid Cap Value Opportunities	75,447,807	—	—	—	3,673,980	79,121,787	—	—
Transamerica PIMCO Total Return VP	270,512,992	—	—	—	3,645,728	274,158,720	—	—
Transamerica Small Cap Value	74,743,805	—	—	—	(466,732)	74,277,073	—	—
Transamerica Small Company Growth Liquidating Trust	10,084	—	—	—	—	10,084	—	—
Transamerica T. Rowe Price Small Cap VP	124,645,076	—	—	—	8,346,359	132,991,435	—	—
Transamerica Unconstrained Bond	73,144,404	647,305	—	—	1,851,562	75,643,271	647,305	—
Transamerica WMC US Growth VP	224,410,933	—	(9,867,005)	465,572	20,891,100	235,900,600	—	—

Total	$4,638,568,142	$9,578,933	$(105,511,573)	$8,291,492	$224,642,112	$4,775,569,106	$9,578,933	$—

Transamerica Asset Allocation - Moderate VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$357,477,259	$2,490,246	$—	$—	$1,088,345	$361,055,850	$2,490,246	$—
Transamerica Developing Markets Equity	228,753,851	—	—	—	24,195,119	252,948,970	—	—
Transamerica Floating Rate	108,404,303	1,137,403	—	—	(1,139)	109,540,567	1,137,403	—
Transamerica Global Allocation Liquidating Trust	220,289	—	—	—	(9,387)	210,902	—	—
Transamerica High Yield Bond	363,528,809	5,291,996	—	—	4,332,161	373,152,966	5,291,996	—
Transamerica Intermediate Bond	914,643,810	4,938,065	—	—	4,574,082	924,155,957	4,938,065	—
Transamerica International Equity	433,479,154	—	(11,454,783)	(1,134,608)	31,757,458	452,647,221	—	—
Transamerica International Equity Opportunities	300,457,393	—	(12,057,656)	(530,442)	23,751,046	311,620,341	—	—
Transamerica International Small Cap Value	110,281,942	—	—	—	7,941,094	118,223,036	—	—
Transamerica Janus Mid-Cap Growth VP	93,131,138	—	—	—	7,087,268	100,218,406	—	—
Transamerica Jennison Growth VP	235,589,072	—	(11,025,363)	4,852,886	20,360,902	249,777,497	—	—
Transamerica JPMorgan Core Bond VP	28,832,108	—	—	—	246,620	29,078,728	—	—
Transamerica JPMorgan Enhanced Index VP	708,817,110	—	(18,375,604)	1,587,553	44,649,180	736,678,239	—	—
Transamerica JPMorgan Mid Cap Value VP	63,690,051	—	—	—	2,429,414	66,119,465	—	—
Transamerica Large Cap Value	469,153,773	935,326	—	—	13,046,758	483,135,857	935,326	—
Transamerica Mid Cap Growth	66,169,141	—	—	—	4,798,729	70,967,870	—	—
Transamerica Mid Cap Value Opportunities	96,003,062	—	—	—	4,674,932	100,677,994	—	—
Transamerica PIMCO Total Return VP	656,290,760	—	—	—	8,844,889	665,135,649	—	—
Transamerica Small Cap Value	57,184,545	—	—	—	(357,085)	56,827,460	—	—
Transamerica Small Company Growth Liquidating Trust	3,700	—	—	—	—	3,700	—	—
Transamerica T. Rowe Price Small Cap VP	126,601,529	—	(9,166,661)	883,230	7,613,062	125,931,160	—	—
Transamerica Unconstrained Bond	92,909,792	822,223	—	—	2,351,899	96,083,914	822,223	—
Transamerica WMC US Growth VP	240,237,972	—	(16,538,036)	780,343	22,009,107	246,489,386	—	—

Total	$5,751,860,563	$15,615,259	$(78,618,103)	$6,438,962	$235,384,454	$5,930,681,135	$15,615,259	$—

Transamerica BlackRock Global Allocation Managed Risk - Balanced VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$161,707,259	$7,813,370	$—	$—	$6,907,375	$176,428,004	$—	$—

Transamerica Series Trust	Page 20	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica BlackRock Global Allocation Managed Risk - Growth VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$167,603,196	$83,177	$(7,033,505)	$(1,027,672)	$7,973,027	$167,598,223	$—	$—

Transamerica BlackRock Tactical Allocation VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$121,459,558	$—	$(43,170,000)	$14,310,963	$(10,054,597)	$82,545,924	$—	$—
Transamerica Blackrock Global Allocation VP	101,359,863	—	—	—	4,303,014	105,662,877	—	—
Transamerica Global Allocation Liquidating Trust	477,675	—	—	—	(20,356)	457,319	—	—
Transamerica Jennison Growth VP	71,425,855	—	—	—	7,710,746	79,136,601	—	—
Transamerica JPMorgan Core Bond VP	400,110,482	—	—	—	3,422,407	403,532,889	—	—
Transamerica JPMorgan Enhanced Index VP	186,408,534	—	—	—	12,176,931	198,585,465	—	—
Transamerica JPMorgan Mid Cap Value VP	49,215,784	—	—	—	1,877,303	51,093,087	—	—
Transamerica MFS International Equity VP	79,194,551	—	—	—	6,122,772	85,317,323	—	—
Transamerica PIMCO Total Return VP	369,813,486	—	—	—	4,984,009	374,797,495	—	—
Transamerica Short-Term Bond	64,068,566	6,818,833	—	—	211,910	71,099,309	418,833	—
Transamerica WMC US Growth VP	54,842,888	—	—	—	5,248,912	60,091,800	—	—

Total	$1,498,377,242	$6,818,833	$(43,170,000)	$14,310,963	$35,983,051	$1,512,320,089	$418,833	$—

Transamerica International Moderate Growth VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$16,179,461	$112,709	$—	$—	$49,259	$16,341,429	$112,709	$—
Transamerica Developing Markets Equity	17,707,076	—	—	—	1,872,864	19,579,940	—	—
Transamerica High Yield Bond	59,509,072	859,577	(1,424,538)	(62,134)	783,426	59,665,403	859,577	—
Transamerica Intermediate Bond	46,161,691	249,222	—	—	230,852	46,641,765	249,222	—
Transamerica International Equity	173,548,868	—	(7,738,825)	1,315,310	10,899,201	178,024,554	—	—
Transamerica International Equity Opportunities	181,204,949	—	(11,171,495)	(1,052,023)	14,966,450	183,947,881	—	—
Transamerica International Small Cap Value	45,272,523	—	(1,937,849)	(103,754)	3,308,477	46,539,397	—	—
Transamerica Jennison Growth VP	22,103,428	—	(1,354,815)	(73,462)	2,437,023	23,112,174	—	—
Transamerica Large Cap Value	23,502,412	44,593	(1,165,528)	86,536	566,134	23,034,147	44,593	—
Transamerica PIMCO Total Return VP	31,726,376	—	—	—	427,579	32,153,955	—	—
Transamerica Unconstrained Bond	10,171,904	90,018	—	—	257,490	10,519,412	90,018	—

Total	$627,087,760	$1,356,119	$(24,793,050)	$110,473	$35,798,755	$639,560,057	$1,356,119	$—

Transamerica Madison Balanced Allocation VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$2,624,469	$514,936	$(1,501,617)	$(41,243)	$83,328	$1,679,873	$14,936	$—
Transamerica Core Bond	12,677,200	3,875,602	—	—	57,692	16,610,494	105,069	—
Transamerica Dividend Focused	4,274,035	14,819	(966,853)	(44,341)	189,763	3,467,423	14,819	—
Transamerica JPMorgan Enhanced Index VP	7,806,730	—	(4,608,553)	843,766	(336,569)	3,705,374	—	—
Transamerica Mid Cap Value Opportunities	3,714,354	475,000	(1,149,753)	80,166	112,667	3,232,434	—	—
Transamerica Short-Term Bond	10,776,945	1,074,061	—	(145)	34,738	11,885,599	69,061	—
Transamerica Small/Mid Cap Value VP	6,701,246	—	(2,117,028)	187,995	81,561	4,853,774	—	—
Transamerica WMC US Growth VP	—	5,250,000	—	—	29,104	5,279,104	—	—

Total	$48,574,979	$11,204,418	$(10,343,804)	$1,026,198	$252,284	$50,714,075	$203,885	$—

Transamerica Series Trust	Page 21	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Madison Conservative Allocation VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017		Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$4,054,493	$657,749	$(1,101,185)	$64,967	$7,385	$3,683,409		$32,749	$—
Transamerica Core Bond	12,483,920	1,718,129	—	—	47,652	14,249,701		93,128	—
Transamerica Dividend Focused	2,299,738	6,182	(945,628)	(29,892)	116,226	1,446,626		6,183	—
Transamerica JPMorgan Enhanced Index VP	2,715,484	—	(1,251,298)	155,784	12,774	1,632,744		—	—
Transamerica Mid Cap Value Opportunities	1,100,208	300,000	(347,962)	24,570	36,627	1,113,443		—	—
Transamerica Short-Term Bond	10,087,747	1,008,424	—	(65)	31,742	11,127,848		63,425	—
Transamerica Small/Mid Cap Value VP	2,448,497	—	(1,044,535)	44,083	41,937	1,489,982		—	—
Transamerica WMC US Growth VP	—	1,650,000	—	—	7,704	1,657,704		—	—

Total	$35,190,087	$5,340,484	$(4,690,608)	$259,447	$302,047	$36,401,457		$195,485	$—

Transamerica Multi-Manager Alternative Strategies VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017		Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$981	$—	$—	$—	$7	$988		$—	$—
Transamerica Developing Markets Equity	109,037	53,146	—	—	13,433	175,616		—	—
Transamerica Emerging Markets Debt	121,327	—	(123,305)	11,672	(9,694)	—	(A)	—	—
Transamerica Event Driven	228,988	50,515	—	—	2,600	282,103		—	—
Transamerica Floating Rate	—	152,478	—	—	(210)	152,268		1,157	—
Transamerica Global Long/Short Equity	38,298	8,480	—	—	1,169	47,947		—	—
Transamerica Global Multifactor Macro	400,746	65,743	(123,201)	(3,079)	(3,350)	336,859		—	—
Transamerica Global Real Estate Securities	103,252	23,062	(1,037)	12	1,302	126,591		—	—
Transamerica High Yield Bond	213,843	1,261	(217,532)	10,213	(7,785)	—	(A)	1,314	—
Transamerica Long/Short Strategy	166,635	64,885	—	—	7,675	239,195		—	—
Transamerica Managed Futures Strategy	131,272	79,070	—	—	(2,583)	207,759		—	—
Transamerica Short-Term Bond	197,461	37,289	(11,668)	8	575	223,665		1,191	—
Transamerica Unconstrained Bond	181,018	42,320	—	—	4,760	228,098		1,738	—

Total	$1,892,858	$578,249	$(476,743)	$18,826	$7,899	$2,021,089		$5,400	$—

(A)	No longer held at period end.

8. RISK FACTORS

Investing in the Portfolios may involve certain risks, as discussed in the Portfolios’ prospectuses, including but not limited to the following:

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Transamerica Series Trust	Page 22	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

8. RISK FACTORS (continued)

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Money market reform risk: Transamerica Aegon Government Money Market VP operates as a “government” money market fund under new federal regulations. The Portfolio continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Portfolio will be able to maintain a $1.00 share price. The Portfolio does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “gates” on Portfolio redemptions, as permitted under the new regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Portfolio to impose such fees and gates in the future.

Money market risk: There is no assurance a money market fund will avoid principal losses if its holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, a money market fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment, it is possible to lose money by investing in it.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry and REITs are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition, REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

9. NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the Securities and Exchange Commission adopted new rules and amended existing rules (together the, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

10. SUBSEQUENT EVENT

Effective May 1, 2017, Transamerica International Equity Index VP and Transamerica US Equity Index VP commenced operations.

Management has evaluated subsequent events through the date of issuance of this report, and determined that no other material events or transactions would require recognition or disclosure.

Transamerica Series Trust	Page 23	March 31, 2017 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date: May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 25, 2017

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	May 25, 2017